UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07332 and 811-08162

Name of Fund: BlackRock Funds III

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Treasury

BlackRock LifePath® Dynamic Retirement Fund

BlackRock LifePath® Dynamic 2020 Fund

BlackRock LifePath® Dynamic 2025 Fund

BlackRock LifePath® Dynamic 2030 Fund

BlackRock LifePath® Dynamic 2035 Fund

BlackRock LifePath® Dynamic 2040 Fund

BlackRock LifePath® Dynamic 2045 Fund

BlackRock LifePath® Dynamic 2050 Fund

BlackRock LifePath® Dynamic 2055 Fund

BlackRock LifePath® Dynamic 2060 Fund

BlackRock LifePath® Index Retirement Fund

BlackRock LifePath® Index 2020 Fund

BlackRock LifePath® Index 2025 Fund

BlackRock LifePath® Index 2030 Fund

BlackRock LifePath® Index 2035 Fund

BlackRock LifePath® Index 2040 Fund

BlackRock LifePath® Index 2045 Fund

BlackRock LifePath® Index 2050 Fund

BlackRock LifePath® Index 2055 Fund

BlackRock LifePath® Index 2060 Fund

iShares MSCI Total International Index Fund

iShares Russell 1000 Large-Cap Index Fund

iShares S&P 500 Index Fund

iShares U.S. Aggregate Bond Index Fund

Master Investment Portfolio

Active Stock Master Portfolio

International Tilts Master Portfolio

Large Cap Index Master Portfolio

LifePath® Dynamic Retirement Master Portfolio

LifePath® Dynamic 2020 Master Portfolio

LifePath® Dynamic 2025 Master Portfolio

LifePath® Dynamic 2030 Master Portfolio

LifePath® Dynamic 2035 Master Portfolio

LifePath® Dynamic 2040 Master Portfolio

LifePath® Dynamic 2045 Master Portfolio

LifePath® Dynamic 2050 Master Portfolio

LifePath® Dynamic 2055 Master Portfolio

LifePath® Dynamic 2060 Master Portfolio

LifePath® Index Retirement Master Portfolio

LifePath® Index 2020 Master Portfolio

LifePath® Index 2025 Master Portfolio

LifePath® Index 2030 Master Portfolio

LifePath® Index 2035 Master Portfolio

LifePath® Index 2040 Master Portfolio

LifePath® Index 2045 Master Portfolio

LifePath® Index 2050 Master Portfolio

LifePath® Index 2055 Master Portfolio

LifePath® Index 2060 Master Portfolio

Money Market Master Portfolio

S&P 500 Index Master Portfolio

Total International ex U.S. Index Master Portfolio

Treasury Money Market Master Portfolio

U.S. Total Bond Index Master Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds III and

            Master Investment Portfolio, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31/2019

Date of reporting period: 06/30/2019

Item 1 – Report to Stockholders

2

JUNE 30, 2019

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Funds III

➢	BlackRock Cash Funds: Institutional
➢	BlackRock Cash Funds: Treasury

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (888) 204-3956 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at www.blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

Investment performance in the 12 months ended June 30, 2019 was a tale of two markets. The first half of the reporting period was characterized by restrictive monetary policy, deteriorating economic growth, equity market volatility, and rising fear of an imminent recession. During the second half of the reporting period, stocks and bonds rebounded sharply, as restrained inflation and weak economic growth led the U.S. Federal Reserve (the “Fed”) to stop raising interest rates, which led to broad-based optimism that stimulative monetary policy could help forestall a recession.

After the dust settled, the U.S. equity and bond markets posted mixed returns while weathering significant volatility. Less volatile U.S. large cap equities and U.S. bonds advanced, while equities at the high end of the risk spectrum — emerging markets, international developed, and U.S. small cap — posted relatively flat returns.

Fixed-income securities delivered modest positive returns with relatively low volatility. Short-term U.S. Treasury yields rose, while longer-term yields declined. This led to positive returns for U.S. Treasuries and a substantial flattening of the yield curve. Investment grade and high yield corporate bonds also posted positive returns, as the credit fundamentals in corporate markets remained relatively solid.

In the U.S. equity market, volatility spiked in late 2018, as a wide range of risks were brought to bear on markets, ranging from rising interest rates and slowing global growth to heightened trade tensions and political turmoil. These risks manifested in a broad-based sell-off in December, leading to the worst December performance on record since 1931.

Volatility also rose in emerging markets, as the rising U.S. dollar and higher interest rates in the U.S. disrupted economic growth abroad. U.S.-China trade relations and debt concerns adversely affected the Chinese stock market, particularly in mainland China, while Turkey and Argentina became embroiled in currency crises, largely due to hyperinflation in both countries. An economic slowdown in Europe led to modest performance for European equities.

As equity performance faltered and global economic growth slowed, the Fed shifted to a more patient perspective on the economy in January 2019. In its last four meetings, the Fed left interest rates unchanged and signaled a slower pace of rate hikes in response to the global economic slowdown. Similarly, the European Central Bank signaled a continuation of accommodative monetary policy, while China committed to looser credit conditions and an increase in fiscal spending.

The outpouring of global economic stimulus led to a sharp rally in risk assets throughout the world. Hopes continued to remain high thereafter, as the current economic expansion became the longest in U.S. history. Looking ahead, markets are pricing in three interest rate cuts by the Fed over the next year, as investors anticipate a steady shift toward more stimulative monetary policy.

We expect a slowing expansion with additional room to run, as opposed to an economic recession. However, escalating trade tensions and the resulting disruptions in global supply chains have become the greatest risk to the global expansion.

We believe U.S. and emerging market equities remain relatively attractive. Within U.S. equities, companies with high-quality earnings and strong balance sheets offer the most attractive risk/reward trade-off. For bonds, U.S. Treasuries are likely to help buffer against volatility in risk assets, while income from other types of bonds can continue to offer steady returns.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2019
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	18.54%	10.42%
U.S. small cap equities (Russell 2000® Index)	16.98	(3.31)
International equities (MSCI Europe, Australasia, Far East Index)	14.03	1.08
Emerging market equities (MSCI Emerging Markets Index)	10.58	1.21
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	1.24	2.31
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	7.45	10.38
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	6.11	7.87
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.94	6.39
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	9.94	7.48
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Money Market Overview  For the Six-Month Period Ended June 30, 2019

June 2019 was characterized by speculation that the Federal Open Market Committee (“FOMC”) was poised to cut interest rates as “insurance” amidst rising geopolitical tensions over trade, concerns about slowing global growth, and stubbornly soft inflation. In fact, the FOMC elected to keep interest rates unchanged at its June 19, 2019 meeting. At the same time, rising “uncertainties” were acknowledged with a pledge to act as necessary to ensure the economic expansion remains on track.

The first half of 2019 included a weaker-than-expected jobs report early in the first quarter of 2019, and concerns about global growth were evidenced by the weak indicators of the purchasing manufacturers index and the Institute for Supply Management Indices in addition to weakening core inflation measurements. Combining economic data with the FOMC’s updated Summary of Economic Projections reflected a modestly lower unemployment rate through 2020, a largely unchanged outlook for economic growth, and expectations for below-target core inflation through 2020. As of the end of June, futures contracts for federal funds were priced for approximately 0.75% of interest rate cuts throughout the remainder of 2019, with at least one additional 0.25% easing priced for 2020. It is important to note that money market managers are closely monitoring economic data and potential monetary policy adjustments to determine any impact on their portfolio positioning.

The outstanding supply of U.S. Treasury bills contracted approximately $200 billion during the second quarter of 2019, and demand for repurchase agreements and other cash investments was strong as taxable money market mutual funds experienced solid inflows. Furthermore, the slope of the London Interbank Offered Rate curve inverted as investors factored in the possibility of a series of interest rate cuts during the balance of 2019 and 2020 — as interest rates move down, security prices go up.

An interest rate reduction of at least 0.25% is possible at the next FOMC meeting, with the potential for additional monetary accommodation as the year progresses. The ultimate path for interest rates is likely to be dependent upon the extent to which uncertainties related to global trade impact economic growth. The magnitude of future rate actions also hinges in our view on whether inflation moves closer to the FOMC’s 2.00% interest rate target over the balance of 2019.

We anticipate that the U.S. government debt ceiling will need to be addressed by Congress during the next few months, possibly as soon as late August. The supply of U.S. Treasury bills is expected to contract in the lead up to this event, before rebounding later in the year. In our view, money market yield curves should remain inverted over the third quarter of 2019 based on expectations for additional monetary accommodation.

Past performance is no guarantee of future results.

4	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Information as of June 30, 2019

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Institutional’s (the “Fund”) investment objective is to seek a high level of income consistent with liquidity and the preservation of capital.

	7-Day SEC Yield	7-Day Yield
SL Agency	2.52%	2.50%

BlackRock Cash Funds: Treasury

BlackRock Cash Funds: Treasury’s (the “Fund”) investment objective is to seek current income consistent with liquidity and stability of principal.

	7-Day SEC Yield	7-Day Yield
Institutional	2.31%	2.28%
SL Agency	2.34	2.31

The 7-Day SEC Yields may differ from the 7-Day Yields shown due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) transactional expenses; and (b) operating expenses, including administration fees, service and distribution fees, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on January 1, 2019 and held through June 30, 2019) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical (b)
BlackRock Cash Funds: Institutional	Beginning Account Value (01/01/19)	Ending Account Value (06/30/19)	Expenses Paid During the Period (a)	Beginning Account Value (01/01/19)	Ending Account Value (06/30/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
SL Agency	$1,000.00	$1,013.40	$0.45	$1,000.00	$1,024.35	$0.45	0.09%

BlackRock Cash Funds: Treasury
Institutional	$1,000.00	$1,011.60	$0.60	$1,000.00	$1,024.20	$0.60	0.12%
SL Agency	1,000.00	1,011.70	0.45	1,000.00	1,024.35	0.45	0.09

(a)

For each class of a Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because each Fund invests all of its assets in its corresponding Master Portfolio, the expense examples reflect the net expenses of both the Fund and the Master Portfolio in which it invests.

(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

FUND INFORMATION / DISCLOSURE OF EXPENSES	5

Statements of Assets and Liabilities  (unaudited)

June 30, 2019

	BlackRock Cash Funds: Institutional	BlackRock Cash Funds: Treasury

ASSETS
Investments at value — from the applicable Master Portfolio(a)	$51,399,019,145	$10,128,943,724

LIABILITIES
Payables:
Administration fees	854,640	231,750
Income dividend distributions	103,299,148	12,257,568
Other accrued expenses	5,411	5,418

Total liabilities	104,159,199	12,494,736

NET ASSETS	$51,294,859,946	$10,116,448,988

NET ASSETS CONSIST OF
Paid-in capital	$51,271,414,389	$10,115,734,108
Accumulated earnings	23,445,557	714,880

NET ASSETS	$51,294,859,946	$10,116,448,988

Institutional:
Net assets	$—	$1,426,766,314

Shares outstanding(b)	—	1,426,665,549

Net asset value	$—	$1.00

SL Agency:
Net assets	$51,294,859,946	$8,689,682,674

Shares outstanding(b)	51,267,866,888	8,689,068,561

Net asset value	$1.0005	$1.00

(a)	Money Market Master Portfolio and Treasury Money Market Master Portfolio (each, a “Master Portfolio”), respectively
(b)	Unlimited number of shares authorized, no par value

See notes to financial statements.

6	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited)

Six Months Ended June 30, 2019

	BlackRock Cash Funds: Institutional	BlackRock Cash Funds: Treasury

INVESTMENT INCOME
Net investment income allocated from the applicable Master Portfolio:
Interest — unaffiliated	$658,030,191	$97,583,620
Expenses	(24,640,860)	(4,051,969)
Fees waived	7,545,931	1,246,794

Total investment income	640,935,262	94,778,445

FUND EXPENSES
Administration — class specific	4,853,540	989,333
Professional	5,394	5,422
Miscellaneous	11,250	3,500

Total expenses	4,870,184	998,255
Less fees waived and/or reimbursed by the Administrator	(5,394)	(5,422)

Total expenses after fees waived and/or reimbursed	4,864,790	992,833

Net investment income	636,070,472	93,785,612

REALIZED AND UNREALIZED GAIN (LOSS )ALLOCATED FROM THE MASTER PORTFOLIOS
Net realized gain from investments	488,521	273,575
Net change in unrealized appreciation (depreciation) on Investments	20,055,364	—

Net realized and unrealized gain	20,543,885	273,575

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$656,614,357	$94,059,187

See notes to financial statements.

FINANCIAL STATEMENTS	7

Statements of Changes in Net Assets

	BlackRock Cash Funds: Institutional		BlackRock Cash Funds: Treasury
	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$636,070,472	$1,050,588,852	$93,785,612	$107,354,661
Net realized gain	488,521	2,218,840	273,575	134,531
Net change in unrealized appreciation (depreciation)	20,055,364	(1,677,441)	—	—

Net increase in net assets resulting from operations	656,614,357	1,051,130,251	94,059,187	107,489,192

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	—	—	(14,574,088)	(15,006,463)
SL Agency	(636,070,472)	(1,050,588,852)	(79,211,638)	(92,348,198)

Decrease in net assets resulting from distributions to shareholders	(636,070,472)	(1,050,588,852)	(93,785,726)	(107,354,661)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	4,036,161,323	(8,828,149,128)	3,534,518,222	1,909,166,929

NET ASSETS
Total increase (decrease) in net assets	4,056,705,208	(8,827,607,729)	3,534,791,683	1,909,301,460
Beginning of period	47,238,154,738	56,065,762,467	6,581,657,305	4,672,355,845

End of period	$51,294,859,946	$47,238,154,738	$10,116,448,988	$6,581,657,305

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

8	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Cash Funds: Institutional

	SL Agency
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017		2016	2015		2014

Net asset value, beginning of period	$1.0001		$1.0001	$1.0002		$1.0000	$1.0000		$1.0000

Net investment income	0.0129		0.0206	0.0121		0.0058	0.0019		0.0013
Net realized and unrealized gain (loss)	0.0004		0.0000 (a)	(0.0001)		0.0003	0.0000	(a)	0.0001

Net increase from investment operations	0.0133		0.0206	0.0120		0.0061	0.0019		0.0014

Distributions(b)
From net investment income	(0.0129)		(0.0206)	(0.0121)		(0.0058)	(0.0019)		(0.0013)
From net realized gain	—		—	(0.0000	)(c)	(0.0001)	(0.0000	)(c)	(0.0001)

Total distributions	(0.0129)		(0.0206)	(0.0121)		(0.0059)	(0.0019)		(0.0014)

Net asset value, end of period	$1.0005		$1.0001	$1.0001		$1.0002	$1.0000		$1.0000

Total Return(d)
Based on net asset value	1.34	%(e)	2.08%	1.21%		0.61%	0.19%		0.14%

Ratios to Average Net Assets(f)(g)
Total expenses	0.09	%(h)	0.09%	0.09%		0.09%	0.09%		0.09%

Total expenses after fees waived and/or reimbursed	0.09	%(h)	0.09%	0.09%		0.09%	0.09%		0.09%

Net investment income	2.61	%(h)	2.05%	1.23%		0.58%	0.19%		0.14%

Supplemental Data
Net assets, end of period (000)	$51,294,860		$47,238,155	$56,065,762		$41,189,027	$40,443,595		$37,748,773

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.
(h)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	9

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Cash Funds: Treasury

	Institutional

	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,			Period from 06/06/16 (a) to 12/31/16		Period from 01/01/15 to 12/31/15 (b)		Year Ended 12/31/14
			2018	2017

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Net investment income	0.0115		0.0175	0.0079		0.0015		0.0000	(c)	—
Net realized gain	—		0.0000 (c)	0.0000	(c)	0.0001		0.0000	(c)	0.0000	(c)

Net increase from investment operations	0.0115		0.0175	0.0079		0.0016		0.0000		0.0000

Distributions(d)
From net investment income	(0.0115)		(0.0175)	(0.0079)		(0.0015)		(0.0000	)(e)	—
From net realized gain	—		—	(0.0000	)(e)	(0.0001)		(0.0000	)(e)	(0.0000	)(e)

Total distributions	(0.0115)		(0.0175)	(0.0079)		(0.0016)		(0.0000)		(0.0000)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Total Return(f)
Based on net asset value	1.16	%(g)	1.76%	0.79%		0.16	%(g)	0.00%		0.00%

Ratios to Average Net Assets(h)(j)
Total expenses	0.12	%(i)	0.12%	0.12%		0.12	%(i)	0.12%		0.17%

Total expenses after fees waived and/or reimbursed	0.12	%(i)	0.12%	0.12%		0.12	%(i)	0.11%		0.06%

Net investment income	2.32	%(i)	1.76%	0.93%		0.29	%(i)	0.01%		0.00%

Supplemental Data
Net assets, end of period (000)	$1,426,766		$1,182,627	$467,589		$80,257		$—	(b)	$4

(a)	Recommencement of operations.
(b)	There were no Institutional shares outstanding as of the year ended December 31, 2015.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Amount is greater than $(0.00005) per share.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Aggregate total return.
(h)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(i)	Annualized.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived, the expense ratios were as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,		Period from 06/06/16 (a) to 12/31/16	Period from 01/01/15 to 12/31/15 (b)	Year Ended 12/31/14
		2018	2017
Expense ratios	0.03%	0.03%	0.03%	0.03%	0.03%	0.04%

See notes to financial statements.

10	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Cash Funds: Treasury (continued)

	SL Agency
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017		2016	2015		2014

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00

Net investment income	0.0117		0.0178	0.0082		0.0029	0.0003		—
Net realized and unrealized gain	—		0.0000 (a)	0.0000	(a)	0.0001	0.0000	(a)	0.0000	(a)

Net increase (decrease) from investment operations	0.0117		0.0178	0.0082		0.0030	0.0003		0.0000

Distributions(b)
From net investment income	(0.0117)		(0.0178)	(0.0082)		(0.0029)	(0.0003)		—
From net realized gain	—		—	(0.0000	)(c)	(0.0001)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0117)		(0.0178)	(0.0082)		(0.0030)	(0.0003)		(0.0000)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00

Total Return(d)
Based on net asset value	1.17	%(e)	1.79%	0.82%		0.30%	0.03%		0.00%

Ratios to Average Net Assets(f)(h)
Total expenses	0.09	%(g)	0.09%	0.09%		0.09%	0.09%		0.08%

Total expenses after fees waived and/or reimbursed	0.09	%(g)	0.09%	0.09%		0.09%	0.09%		0.06%

Net investment income	2.35	%(g)	1.78%	0.85%		0.29%	0.03%		0.00%

Supplemental Data
Net assets, end of period (000)	$8,689,683		$5,399,030	$4,204,767		$3,570,576	$2,154,574		$2,385,787

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Annualized.
(h)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived, the expense ratios were as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Expense ratios	0.03%	0.03%	0.03%	0.03%	0.03%	0.04%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	11

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Cash Funds: Institutional	Institutional	Diversified
BlackRock Cash Funds: Treasury	Treasury	Diversified

Each Fund seeks to achieve its investment objective by investing all of its assets in a corresponding series of Master Investment Portfolio (“MIP”): Money Market Master Portfolio and Treasury Money Market Master Portfolio (each, a “Master Portfolio” and together, the “Master Portfolios”). MIP is an affiliate of the Trust. Each Master Portfolio has the same investment objective and strategies as its corresponding Fund. The value of each Fund’s investment in its corresponding Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Funds is directly affected by the performance of the Master Portfolios. At June 30, 2019, the percentage of the Master Portfolio owned by the corresponding Fund was 100% for Institutional and 82% for Treasury. The financial statements of the Master Portfolio, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements.

Institutional only offers SL Agency share class and is only available for certain eligible investors. Treasury offers multiple classes of shares. Institutional, Select, SL Agency, Capital, Premium and Trust Shares are sold without a sales charge and only to certain eligible investors. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, and differ principally with respect to administration fees. The Board of Trustees of the Trust and Board of Directors of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Treasury operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund’s weekly liquid assets.

With respect to Institutional, the Board is permitted to impose a liquidity fee of up to 2% of the value of shares redeemed or temporarily restrict redemptions from Institutional for up to 10 business days during a 90 day period, in the event that Institutional’s weekly liquid assets fall below certain thresholds.

The Funds, together with certain other registered investment companies are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from the Master Portfolios are accounted for on a trade date basis. The Funds record their proportionate share of the Master Portfolios’ income, expenses and realized and unrealized gains and losses on a daily basis. In addition, the Funds accrue their own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Liquidity Fees: Any liquidity fees imposed on the value of shares redeemed in the event that Institutional’s weekly liquid assets fall below certain thresholds are recorded as paid-in-capital. The liquidity fees are collected and retained by Institutional for the benefit of Institutional’s remaining shareholders.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management continues to evaluate the impact of this guidance on the Funds.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

12	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Funds’ policy is to value its financial instruments at fair value. Each Fund records its investment in the Master Portfolio at fair value based on the Funds’ proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolios are discussed in Note 3 of the Master Portfolios’ Notes to Financial Statements, which are included elsewhere in this report.

4.	ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. BAL is entitled to receive for these administrative services an annual fee based on the average daily net assets of each Fund as follows:

	Institutional	Treasury
Capital	N/A	0.07	(a)
Institutional	N/A	0.05%
Premium	N/A	0.10	(a)
Select	N/A	0.15	(a)
SL Agency	0.02%	0.02
Trust	N/A	0.15	(a)

(a)	No shares outstanding as of June 30, 2019.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Funds and, accordingly, have a favorable impact on their performance. BAL may delegate certain of its administration duties to sub-administrators.

For the six months ended June 30, 2019, the following table shows the class specific administration fees borne directly by each class of each Fund:

	Institutional	Treasury
Capital	N/A	$—	(a)
Institutional	N/A	313,854
Premium	N/A	—	(a)
Select	N/A	—	(a)
SL Agency	$4,853,540	675,479
Trust	N/A	—	(a)

	$4,853,540	$989,333

(a)	No shares outstanding as of June 30, 2019.

As of June 30, 2019, the only investors for the SL Agency Shares of Institutional are investment companies for which (i) BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), or an affiliate provides investment advisory or administration services, or (ii) BTC acts as securities lending agent and which have directed BTC on their behalf to invest securities lending cash collateral in SL Agency Shares of Institutional. Affiliated shareholders in the SL Agency Shares of the Funds represent a significant portion of the outstanding shares and net assets of Institutional and Treasury.

Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Shareholders of Capital, Institutional, Premium, Select, SL Agency and Trust Shares of the Funds do not pay any fees for distribution services.

Expense Waivers and Reimbursements: BAL contractually agreed to waive a portion of its administration fees equal to the annual rate of 0.02% of Select Shares average daily net assets through April 30, 2020.

The fees and expenses of the Funds’ Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Funds. BAL has contractually agreed to reimburse the Funds or provide an offsetting credit against the administration fees paid by the Funds in an amount equal to these independent expenses through April 30, 2020. For the six months ended June 30, 2019, the amounts waived and/or reimbursed were as follows:

Institutional	$5,394
Treasury	5,422

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total

NOTES TO FINANCIAL STATEMENTS	13

Notes to Financial Statements  (unaudited) (continued)

assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2019, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain Trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

5.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2018. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

6.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class of Institutional were as follows:

	Six Months Ended 06/30/19		Year Ended 12/31/18
Institutional	Shares	Amount	Shares	Amount
SL Agency
Shares sold	113,911,392,261	$113,952,101,511	203,052,501,589	$203,087,934,988
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	(109,876,654,344)	(109,915,940,188)	(211,878,989,332)	(211,916,084,116)

Net increase (decrease)	4,034,737,917	$4,036,161,323	(8,826,487,743)	$(8,828,149,128)

Total Net Increase (Decrease)	4,034,737,917	$4,036,161,323	(8,826,487,743)	$(8,828,149,128)

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share for Treasury.

Transactions in capital shares for each class of Treasury were as follows:

Treasury	Six Months Ended 06/30/19	Year Ended 12/31/18
Institutional
Shares sold	3,521,190,632	5,279,725,471
Shares issued in reinvestment of distributions	6,847,360	8,579,680
Shares redeemed	(3,283,920,081)	(4,573,315,565)

Net increase	244,117,911	714,989,586

SL Agency
Shares sold	91,683,288,499	116,642,630,716
Shares issued in reinvestment of distributions	2,435,597	2,789,720
Shares redeemed	(88,395,323,785)	(115,451,243,093)

Net increase	3,290,400,311	1,194,177,343

Total Net Increase	3,534,518,222	1,909,166,929

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

14	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Master Portfolio Information  as of June 30, 2019

Portfolio Composition

Money Market Master Portfolio	Percent of Net Assets
Certificates of Deposit	36%
Repurchase Agreements	26
Commercial Paper	26
Time Deposits	9
Municipal Bonds	3
Corporate Bonds	—
Other Assets Less Liabilities	—	(a)

(a)	Represents less than 1%.

Treasury Money Market Master Portfolio	Percent of Net Assets
Repurchase Agreements	65%
U.S. Treasury Obligations	34
Other Assets and Liabilities	1

MASTER PORTFOLIO INFORMATION	15

Schedule of Investments (unaudited) June 30, 2019	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Certificates of Deposit — 35.7%

Domestic — 3.1%
Goldman Sachs Bank USA:
(SOFR + 0.25%), 2.67%, 06/11/20(a)	$100,000	$100,000,000
(SOFR + 0.25%), 2.66%, 06/25/20(a)	46,000	46,000,000
2.73%, 06/29/20(b)	174,000	174,000,000
Wells Fargo Bank NA(a):
(1 mo. LIBOR US + 0.39%), 2.81%, 12/06/19	262,000	262,378,614
(1 mo. LIBOR US + 0.40%), 2.79%, 12/16/19	250,000	250,395,902
(3 mo. LIBOR US + 0.21%), 2.80%, 02/07/20	278,500	278,815,156
(1 mo. LIBOR US + 0.22%), 2.60%, 07/15/20	484,500	484,700,525

Total Domestic — 3.1% (Cost — $1,595,000,000)		1,596,290,197

Euro — 3.1%
Credit Industriel et Commercial, London:
0.01%, 08/01/19	150,000	149,665,847
0.01%, 11/07/19	250,000	247,939,047
0.01%, 11/08/19	325,000	322,301,814
0.01%, 02/10/20	250,000	246,587,065
0.01%, 03/13/20	400,000	393,781,480
KBC Bank NV, 0.01%, 07/10/19	228,000	227,816,987

Total Euro — 3.1% (Cost — $1,585,923,614)		1,588,092,240

Yankee(c) — 29.5%
Australia & New Zealand Banking Group Ltd., New York, 2.70%, 03/31/20	109,250	109,730,940
Bank of Montreal, Chicago(a):
(1 mo. LIBOR US + 0.40%), 2.80%, 12/23/19	300,000	300,000,000
(1 mo. LIBOR US + 0.42%), 2.81%, 01/17/20	349,000	349,652,934
Barclays Bank PLC, New York, 2.58%, 09/10/19	500,000	500,254,200
BNP Paribas SA, New York (3 mo. LIBOR US + 0.19%), 2.50%, 09/27/19(a)	292,000	292,000,000
Canadian Imperial Bank of Commerce, New York(a):
(1 mo. LIBOR US + 0.33%), 2.74%, 08/13/19	223,500	223,594,527
(1 mo. LIBOR US + 0.39%), 2.81%, 12/06/19	330,000	330,378,609
Credit Agricole CIB, New York:
2.76%, 03/18/20	244,750	245,864,332
(3 mo. LIBOR US + 0.13%), 2.52%, 03/20/20(a)	306,500	306,499,209
(1 mo. LIBOR US + 0.25%), 2.65%, 05/29/20(a)	200,000	200,109,888
Credit Suisse AG New York(a):
(SOFR + 0.38%), 2.80%, 03/06/20	59,000	59,053,077
2.70%, 05/01/20	308,500	309,261,943
(SOFR + 0.37%), 2.79%, 05/22/20	150,000	150,148,715
(SOFR + 0.26%), 2.68%, 06/12/20	62,000	61,980,543
(SOFR + 0.30%), 2.71%, 06/19/20	125,000	125,000,000
DNB Bank ASA, New York, 2.60%, 10/16/19 3 mo. LIBOR US(a)	200,700	200,699,546
Lloyds Bank Corporate Markets PLC New York:
(1 mo. LIBOR US + 0.37%), 2.78%, 08/08/19(a)	208,000	208,000,000
2.67%, 10/04/19	173,500	173,642,671
(3 mo. LIBOR US + 0.09%), 2.71%, 11/05/19(a)	197,000	196,998,205
2.73%, 10/18/19	300,000	300,359,790
2.30%, 01/21/20	200,000	200,045,880
Mizuho Bank Ltd., New York(a):
(1 mo. LIBOR US + 0.37%), 2.77%, 07/31/19	300,000	300,101,376
(SOFR + 0.25%), 2.67%, 08/22/19	200,000	200,000,000
2.70%, 09/17/19	300,000	300,271,914
(1 mo. LIBOR US + 0.15%), 2.53%, 11/18/19	123,000	123,029,845
MUFG Bank Ltd., New York:
(1 mo. LIBOR US + 0.33%), 2.72%, 08/15/19(a)	371,500	371,660,997
(3 mo. LIBOR US + 0.10%), 2.68%, 10/24/19(a)	174,700	174,753,418
(3 mo. LIBOR US + 0.10%), 2.68%, 10/28/19(a)	200,000	200,000,000

Security	Par (000)	Value

Yankee(c) (continued)
(3 mo. LIBOR US + 0.18%), 2.70%, 02/24/20(a)	$351,000	$351,134,029
2.72%, 02/24/20	419,500	420,913,170
(3 mo. LIBOR US + 0.18%), 2.70%, 02/27/20(a)	250,000	250,096,075
2.66%, 04/23/20	196,750	197,575,866
(3 mo. LIBOR US + 0.14%), 2.69%, 05/11/20(a)	168,000	167,999,120
Natixis SA, New York:
2.65%, 12/17/19	250,000	250,490,550
2.65%, 12/18/19	200,000	200,395,654
2.72%, 04/03/20	368,500	370,022,310
(1 mo. LIBOR US + 0.26%), 2.70%, 05/29/20(a)	400,000	400,000,000
(1 mo. LIBOR US + 0.26%), 2.65%, 05/15/20(a)	144,000	144,098,787
Nordea Bank AB, New York, 2.35%, 06/03/20	247,000	247,313,559
Norinchukin Bank, New York:
2.29%, 12/02/19	50,000	50,001,480
2.30%, 12/17/19	190,000	190,027,307
2.27%, 01/21/20	230,000	229,999,998
Royal Bank of Canada, New York (1 mo. LIBOR US + 0.31%), 2.70%, 08/16/19(a)	243,000	243,100,898
Skandinaviska Enskilda Banken AB New York(a):
(3 mo. LIBOR US) 2.60%, 10/11/19	229,000	228,999,654
(1 mo. LIBOR US + 0.11%), 2.51%, 12/23/19	346,000	346,000,000
Standard Chartered Bank, New York:
2.89%, 09/17/19	32,000	32,033,385
2.70%, 09/20/19	285,250	285,456,669
(1 mo. LIBOR US + 0.17%), 2.57%, 10/23/19(a)	177,000	177,065,835
2.70%, 10/23/19	389,800	390,194,084
Sumitomo Mitsui Banking Corp. New York(a):
(3 mo. LIBOR US + 0.04%), 2.64%, 10/21/19	350,000	349,998,733
(1 mo. LIBOR US + 0.14%), 2.55%, 11/12/19	300,000	299,995,566
Sumitomo Mitsui Trust Bank Ltd., New York(a):
(3 mo. LIBOR US + 0.20%), 2.72%, 08/16/19	362,000	362,055,104
(3 mo. LIBOR US + 0.24%), 2.83%, 01/15/20	418,000	418,298,653
(3 mo. LIBOR US + 0.19%), 2.71%, 02/25/20	525,000	525,133,623
(3 mo. LIBOR US + 0.20%), 2.81%, 05/18/20	245,000	245,103,392
Svenska Handelsbanken AB, New York(a):
(3 mo. LIBOR US ) 2.60%, 10/04/19	342,500	342,499,743
(3 mo. LIBOR US ) 2.60%, 10/16/19	250,000	249,999,435
(3 mo. LIBOR US + 0.20%), 2.67%, 12/06/19	200,000	200,000,000
(3 mo. LIBOR US + 0.21%), 2.63%, 12/19/19	229,500	229,702,373
(3 mo. LIBOR US + 0.21%), 2.52%, 12/27/19	255,000	255,235,809

Total Yankee — 29.5% (Cost — $15,151,902,881)		15,164,033,420

Total Certificates of Deposit — 35.7% (Cost — $18,332,826,495)		18,348,415,857

Commercial Paper — 25.6%
ABN Amro Funding USA LLC, 2.73%, 12/13/19(d)	100,000	98,870,667
Antalis SA(d):
2.42%, 07/01/19	56,020	56,008,656
2.45%, 07/03/19	203,410	203,341,349
2.45%, 07/05/19	198,130	198,036,384
Banco Santander, New York(d):
2.52%, 08/20/19	95,590	95,254,641
2.41%, 09/04/19	51,000	50,769,764
Barclays Bank PLC(d):
2.60%, 08/22/19	100,000	99,613,778
2.62%, 09/05/19	150,000	149,273,487
Barton Capital SA, 2.42%, 07/01/19(d)	115,000	114,977,336
Bennington Sark Cap Co.(d):
2.44%, 07/02/19	579,000	578,843,670
2.58%, 08/02/19(e)	75,000	74,824,854
CenterPoint Energy, Inc., 2.53%, 07/01/19(d)	65,000	64,986,469

16	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Paper (continued)
Coca-Cola Co.(d):
3.07%, 12/09/19	$151,500	$149,957,477
3.04%, 12/11/19	83,000	82,144,616
Collateralized Commercial Paper Flex Co. LLC (3 mo. LIBOR US + 0.27%), 2.85%, 01/10/20(a)(e)	173,000	173,000,000
Crown Point Capital Co. LLC(e):
2.72%, 09/05/19	270,000	270,000,000
2.72%, 09/06/19	300,000	300,195,480
DBS Bank Ltd., 2.49%, 08/23/19(d)	100,000	99,628,378
Enbridge, Inc., 2.73%, 07/08/19(d)	200,000	199,860,388
Enterprise Products Operating LLC, 2.57%, 07/08/19(d)	127,000	126,911,346
Glencove Funding LLC (1-Week LIBOR + 0.12%), 2.50%, 12/12/19(a)(e)	199,000	199,000,000
Hitachi America Capital Ltd., 2.53%, 07/01/19(d)	215,000	214,955,136
HSBC Bank PLC (3 mo. LIBOR US + 0.09%), 2.65%, 05/07/20(a)(e)	100,000	99,999,566
ING US Funding LLC (3 mo. LIBOR US + 0.09%), 2.69%, 04/01/20(a)(e)	278,000	277,999,830
JP Morgan Securities LLC, 2.84%, 07/11/19(d)	218,000	217,813,900
Landesbank Baden-Wuerttemberg, New York, 2.43%, 07/02/19(d)	853,000	852,765,050
Lexington Parker Capital Co. LLC, 2.44%, 07/02/19(d)	400,000	399,892,668
Macquarie Bank Ltd.(a)(e):
(3 mo. LIBOR US + 0.12%), 2.68%, 05/07/20	131,000	131,021,399
(3 mo. LIBOR US + 0.13%), 2.69%, 05/08/20	200,000	200,000,000
National Security Clearing Corp., 3.09%, 01/02/20(d)		246,961,972
Nationwide Building Society(d):
2.71%, 08/19/19	300,000	298,970,832
2.61%, 10/08/19	150,000	149,017,400
2.53%, 10/30/19	87,500	86,808,313
2.53%, 10/31/19	114,000	113,092,354
2.54%, 11/27/19	85,000	84,187,117
2.27%, 12/04/19	91,000	90,082,022
Nordea Bank AB(d):
2.68%, 04/27/20	131,000	128,555,249
2.68%, 04/29/20	300,000	294,364,500
NRW.Bank(d):
2.40%, 07/01/19	150,000	149,970,700
2.41%, 07/02/19	350,000	349,909,000
Ridgefield Funding Co. LLC, 2.54%, 08/23/19(d)	35,232	35,102,276
Royal Bank of Canada(a)(e):
(3 mo. LIBOR US + 0.21%), 2.80%, 01/07/20	96,000	96,088,822
(SOFR + 0.51%), 2.94%, 01/09/20	283,500	283,969,796
(Fed Funds Rate + 0.28%), 2.64%, 06/12/20	188,000	187,999,327
(Fed Funds Rate + 0.28%), 2.65%, 06/12/20	250,000	249,999,007
Swedbank AB(d):
2.54%, 08/16/19	200,000	199,366,266
2.54%, 08/19/19	100,000	99,664,456
2.54%, 08/20/19	197,400	196,725,188
Toronto-Dominion Bank(d):
2.41%, 07/02/19	475,000	474,874,020
2.44%, 07/03/19	600,000	599,800,998
2.44%, 07/05/19	450,000	449,790,876
Toyota Credit Canada, Inc.:
2.60%, 02/20/20	50,000	50,000,000
2.60%, 02/28/20	100,000	100,000,000
Toyota Motor Credit Corp.(a):
(3 mo. LIBOR US + 0.03%), 2.63%, 12/19/19	157,500	157,500,000
(3 mo. LIBOR US + 0.03%), 2.63%, 01/07/20	41,500	41,502,092
(3 mo. LIBOR US + 0.03%), 2.63%, 01/08/20	200,000	200,000,000
(1 mo. LIBOR US + 0.17%), 2.60%, 02/27/20	231,000	231,057,069
TransCanada PipeLines Ltd., 2.71%, 07/02/19(d)	47,000	46,986,918

Security	Par (000)	Value
UBS AG(a)(e):
(1 mo. LIBOR US + 0.40%), 2.84%, 07/02/19	$89,500	$89,504,326
(3 mo. LIBOR US + 0.20%), 2.79%, 07/09/19	300,000	300,010,281
(1 mo. LIBOR US + 0.26%), 2.66%, 08/28/19	264,000	264,116,023
(1 mo. LIBOR US + 0.14%), 2.57%, 12/05/19	146,000	145,999,498
(3 mo. LIBOR US + 0.32%), 2.74%, 12/19/19	289,500	289,876,503
(3 mo. LIBOR US + 0.09%), 2.61%, 05/28/20	200,000	200,000,000
Westpac Banking Corp.(a)(e):
(3 mo. LIBOR US + 0.15%), 2.73%, 01/10/20	224,000	224,150,373
(Fed Funds Rate + 0.26%), 2.63%, 06/08/20	182,000	182,000,000

Total Commercial Paper — 25.6% (Cost — $13,164,219,319)		13,167,949,863

Corporate Bonds — 0.5%

Auto Components — 0.3%
American Honda Finance Corp., (3 mo. LIBOR US + 0.09%) 2.65%, 05/13/20(a)	131,000	131,013,940

Banks — 0.1%
Citibank NA, 2.10%, 05/12/20	64,805	64,682,518

Diversified Financial Services — 0.1%
UBS AG, Stamford, 2.35%, 03/26/20	50,000	50,025,452

Total Corporate Bonds — 0.5% (Cost — $245,600,702)		245,721,910

Municipal Bonds — 2.9%(f)
Deutsche Bank Spears/Lifers Trust, RB, VRDN, 2.66%, 12/01/52(e)	270,000	270,000,000
Jets Stadium Development LLC(e):
2.40%, 04/01/47	39,855	39,855,000
2.40%, 04/01/47	29,600	29,600,000
VRDN, Series A-4B, 2.40%, 04/01/47	2,500	2,500,000
Jets Stadium Finance Secured, 2.40%, 04/01/47(e)	121,295	121,295,000
Maine State Housing Authority, Refunding RB, VRDN, 2.37%, 11/15/50	50,000	50,000,000
Rib Floater Trust Various States, RB(e):
Series 19-W, 2.75%, 08/15/22	53,885	53,885,000
VRDN, 2.75%, 07/01/22	121,875	121,875,000
(AGM), VRDN, 2.49%, 11/01/39	34,990	34,990,000
(AGM), VRDN, 2.49%, 01/01/49	35,755	35,755,000
Series 2018-001, 2.49%, 07/01/20	20,000	20,000,000
VRDN, 2.75%, 07/31/28	70,980	70,980,000
VRDN, 2.75%, 09/01/46	7,095	7,095,000
VRDN, 2.49%, 06/01/47	43,805	43,805,000
VRDN, 2.75%, 01/01/49	199,015	199,015,000
VRDN, 2.49%, 07/01/54	67,345	67,345,000
Taxable Municipal Funding Trust, Refunding RB, VRDN, Taxable(e):
Series 2019-008, 2.75%, 05/01/22	64,980	64,980,000
Series 2019-014, 2.75%, 09/01/27	243,545	243,545,000

Total Municipal Bonds — 2.9% (Cost — $1,476,520,000)		1,476,520,000

Time Deposits — 9.3%
ABN AMRO Bank NV, 2.42%, 07/01/19	300,000	300,000,000
Bank of Nova Scotia, 2.41%, 07/01/19	750,000	750,000,000
BNP Paribas SA, 2.35%, 07/01/19	266,000	266,000,000
Credit Agricole CIB, New York, 2.33%, 07/01/19	291,337	291,337,000
Landesbank Hessen-Thueringen Girozentrale:
2.40%, 07/01/19	329,000	329,000,000
2.45%, 07/02/19	572,000	572,000,000

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) June 30, 2019	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Time Deposits (continued)
Mizuho Bank Ltd., New York:
2.40%, 07/01/19	$633,040	$633,040,000
2.43%, 07/03/19	500,000	500,000,000
Skandinaviska Enskilda Banken AB, New York, 2.35%, 07/01/19	421,000	421,000,000
Swedbank AB, New York, 2.38%, 07/01/19	750,000	750,000,000

Total Time Deposits — 9.3% (Cost — $4,812,377,000)		4,812,377,000

Total Repurchase Agreements — 25.8% (Cost — $ 13,263,500,696)		13,263,500,696

Total Investments — 99.8% (Cost — $ 51,295,044,212)*		51,314,485,326

Other Assets Less Liabilities — 0.2%		84,533,819

Net Assets — 100.0%		$51,399,019,145

*	Cost for U.S. federal income tax purposes.
(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	Issuer is a U.S. branch of foreign domiciled bank.
(d)	Rates shown are discount rates or a range of discount rates as of period end.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received At Value
Barclays Capital, Inc.	2.48	%(a)	06/28/19	07/01/19	$144,000	$144,000	$144,029,760	Corporate Debt/Obligation, 2.43% to 11.00%, due 3/16/20 to 12/31/49	$145,625,851	$151,200,001
	2.51	(a)	06/28/19	07/01/19	234,000	234,000	234,048,945	Corporate Debt/Obligation, 2.50% to 7.85%, due 5/14/20 to 1/22/14	226,109,973	245,700,001
	2.71	(a)	06/28/19	07/01/19	137,000	137,000	137,030,939	Corporate Debt/Obligation, 2.00% to 48.75%, due 5/10/20 to 12/31/49	165,568,073	154,767,048
	2.81	(a)	06/28/19	10/01/19	135,000	135,000	136,001,063	Corporate Debt/Obligation, 2.60% to 6.65%, due 6/15/21 to 6/19/59	133,854,114	141,750,201

Total Barclays Capital, Inc.						$650,000				$693,417,251

BNP Paribas Securities Corp.	2.62	(a)	06/28/19	10/01/19	100,000	100,000	100,691,389	Corporate Debt/Obligation, 4.55% to 10.00%, due 7/12/20 to 6/04/38	102,177,845	110,102,319
	2.46	(a)	06/28/19	07/01/19	355,000	355,000	355,072,775	Corporate Debt/Obligation, 0.00% to 8.15%, due 7/05/19 to 8/25/56	376,181,343	385,449,312

Total BNP Paribas Securities Corp.						$455,000				$495,551,631

Citigroup Global Markets, Inc.	2.49	(b)	06/28/19	07/01/19	527,000	527,000	527,109,353	U.S. Treasury Obligation, 0.38% to 6.88%, due 7/15/25 to 8/15/44	482,425,359	537,704,446
	2.51		06/28/19	07/01/19	630,000	630,000	630,131,775	U.S. Government Sponsored Agency Obligation, 0.00% to 7.63%, due 7/16/19 to 5/01/49	638,957,733	643,560,047
	2.41	(a)	06/28/19	07/01/19	100,000	100,000	100,020,083	Corporate Debt/Obligation, 0.00%, due 7/01/19	105,422,967	105,000,001
	2.82	(a)	06/28/19	10/01/19	209,000	209,000	210,555,308	Corporate Debt/Obligation, 0.00% to 4.51%, due 5/25/25 to 9/25/64	1,379,246,799	223,630,001

Total Citigroup Global Markets, Inc.						$1,466,000				$1,509,894,495

18	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	Money Market Master Portfolio

Repurchase Agreements (continued)

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received At Value
Credit Agricole Corp.	2.50	%(b)	06/28/19	07/01/19	$150,000	$150,000	$150,031,250	U.S. Treasury Obligation, 2.00% to 3.00%, due 5/31/21 to 8/15/48	$137,763,000	$153,000,017

Credit Suisse Securities (USA) LLC	2.85		06/28/19	08/02/19	482,000	482,000	483,335,542	Corporate Debt/Obligation, 0.00% to 15.15%%, due 11/25/19 to 5/25/59	9,022,109,958	555,074,699
	2.85	(a)	06/28/19	08/02/19	100,000	100,000	100,277,083	Corporate Debt/Obligation, 0.00% to 9.88%, due 12/01/20 to 2/28/57	116,953,944	113,862,699

Total Credit Suisse Securities (USA) LLC						$582,000				$668,937,398

Deutsche Bank Securities, Inc.	2.52		06/28/19	07/01/19	1,430,000	1,430,000	1,430,300,300	U.S. Government Sponsored Agency Obligation, 0.00% to 7.13%, due 7/19/19 to 9/15/65	1,570,525,703	1,461,788,195

HSBC Securities (USA), Inc.	2.48	(a)	06/28/19	07/01/19	79,000	79,000	79,016,327	Corporate Debt/Obligation, 1.90% to 6.38%, due 8/12/19 to 5/20/49	79,682,211	82,950,000
	2.56	(a)	06/28/19	07/01/19	123,500	123,500	123,526,347	Corporate Debt/Obligation, 2.21% to 8.00%, due 9/01/20 to 12/31/49	128,811,681	135,190,680
HSBC Securities (USA), Inc.	2.96	(a)	06/28/19	09/27/19	31,000	31,000	31,231,949	Corporate Debt/Obligation, 2.01% to 7.63%, due 9/15/20 to 12/31/49	33,740,699	33,951,313

Total HSBC Securities (USA), Inc.						$233,500				$252,091,993

J.P. Morgan Securities LLC	2.46	(a)	06/28/19	07/01/19	285,000	285,000	285,058,425	U.S. Government Sponsored Agency Obligation, 0.00% to 6.00%, due 7/01/19 to 1/16/60	2,599,017,141	296,901,111
	2.53		06/28/19	07/01/19	500,000	500,000	500,105,417	U.S. Treasury Obligation, 1.75% to 2.00%, due 11/15/21 to 6/15/22	505,834,900	510,000,012
	2.55		06/28/19	07/01/19	794,000	794,000	794,168,725	U.S. Government Sponsored Agency Obligation, 4.50%, due 1/20/49	786,582,247	809,880,000
	2.56		06/28/19	07/01/19	403,033	403,033	403,119,069	U.S. Treasury Obligation, 3.00%, due 5/15/45	403,033,088	441,825,023
	2.56		06/28/19	07/01/19	321,273	321,273	321,341,823	U.S. Treasury Obligation, 2.50%, due 3/31/23	321,273,284	332,116,258
	2.56		06/28/19	07/01/19	352,175	352,175	352,249,886	U.S. Treasury Obligation, 2.88%, due 9/30/23	352,174,755	370,663,930
	2.56		06/28/19	07/01/19	293,015	293,015	293,077,216	U.S. Treasury Obligation, 2.50%, due 5/15/46	293,014,706	291,915,901
	2.56		06/28/19	07/01/19	21,181	21,181	21,185,852	U.S. Treasury Obligation, 3.00%, due 2/15/48	21,181,333	23,405,373
	2.56		06/28/19	07/01/19	398,437	398,437	398,522,500	U.S. Treasury Obligation, 2.88%, due 8/15/28	398,437,500	431,806,641
	2.56		06/28/19	07/01/19	368,015	368,015	368,093,216	U.S. Treasury Obligation, 3.00%, due 10/31/25	368,014,706	394,695,772
	2.56		06/28/19	07/01/19	298,162	298,162	298,225,373	U.S. Treasury Obligation, 2.25%, due 3/31/21	298,161,765	302,261,489
	2.56		06/28/19	07/01/19	313,842	313,842	313,908,865	U.S. Treasury Obligation, 2.00%, due 8/15/25	313,841,912	318,941,843
	2.56		06/28/19	07/01/19	315,074	315,074	315,140,745	U.S. Treasury Obligation, 2.88%, due 7/31/25	315,073,529	337,522,518
	2.56		06/28/19	07/01/19	405,794	405,794	405,880,687	U.S. Treasury Obligation, 2.63%, due 3/31/25	405,794,118	426,083,824

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) June 30, 2019	Money Market Master Portfolio

Repurchase Agreements (continued)

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received At Value
J.P. Morgan Securities LLC	2.40	%(a)	06/28/19	07/05/19	$498,000	$498,000	$498,232,400	U.S. Government Sponsored Agency Obligation, 0.00% to 5.87%, due 9/25/24 to 7/16/60	$3,951,926,897	$513,413,369
	2.67	(a)	06/28/19	09/27/19	320,000	320,000	322,159,733	Corporate Debt/Obligation, 0.00% to 8.25%, due 4/15/21 to 3/15/62	3,631,062,627	343,438,198
	2.72	(a)	06/28/19	09/27/19	205,000	205,000	206,409,489	Corporate Debt/Obligation, 0.00% to 9.67%, due 9/15/20 to 6/25/57	901,776,243	234,867,114
	2.48	(a)	06/28/19	07/01/19	116,000	116,000	116,023,973	U.S. Government Sponsored Agency Obligation, 0.00% to 6.00%, due 7/01/19 to 7/16/59	1,247,795,443	120,937,246
	2.54	(a)	06/28/19	07/01/19	90,000	90,000	90,019,050	Corporate Debt/Obligation, 2.80% to 4.93%, due 3/15/27 to 9/17/60	97,752,472	96,300,001
	2.71	(a)	06/28/19	07/01/19	90,000	90,000	90,020,325	Corporate Debt/Obligation, 0.50% to 7.38%, due 10/15/19 to 6/15/76	412,119,214	96,503,572
	2.62	(a)	06/28/19	09/27/19	175,000	175,000	176,158,986	Corporate Debt/Obligation, 0.00% to 6.63%, due 5/01/23 to 1/25/61	1,536,238,837	187,938,717

Total J.P. Morgan Securities LLC						$6,563,001				$6,881,417,912

Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.46		06/28/19	07/01/19	115,000	115,000	115,023,575	U.S. Government Sponsored Agency Obligation, 3.50%, due 6/01/49	116,022,403	118,450,000
	2.76		06/28/19	08/02/19	65,000	65,000	65,174,417	Corporate Debt/Obligation, 1.95% to 9.15%, due 8/15/22 to 5/28/69	352,432,282	70,135,363
	3.06		06/28/19	09/01/19	240,000	240,000	241,326,000	Corporate Debt/Obligation, 4.60% to 12.90%, due 4/25/28 to 7/25/58	287,121,447	288,000,001

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$420,000				$476,585,364

Mizuho Security USA, Inc.	2.51		06/28/19	07/01/19	45,000	45,000	45,009,413	Corporate Debt/Obligation, 3.00% to 5.00%, due 10/01/30 to 6/01/49	40,752,895	48,150,001
	2.66		06/28/19	07/01/19	30,000	30,000	30,006,650	Corporate Debt/Obligation, 2.96% to 7.00%, due 9/20/19 to 6/01/49	27,183,533	32,008,020
	2.95		06/28/19	08/02/19	44,000	44,000	44,126,194	U.S. Government Sponsored Agency Obligation, 2.15% to 10.68%, due 11/25/21 to 9/15/58	119,696,525	46,854,344

Total Mizuho Security USA, Inc.						$119,000				$127,012,365

TD Securities (USA) LLC	2.48	(a)	06/28/19	07/01/19	75,000	75,000	75,015,500	Corporate Debt/Obligation, 1.75% to 3.45%, due 9/09/19 to 1/16/24	77,549,000	78,750,503

Wells Fargo Securities LLC	2.46	(a)	05/10/18	07/01/19	100,000	100,000	102,849,500	Corporate Debt/Obligation, 0.00% to 3.25%, due 10/15/19 to 11/10/25	104,801,334	105,000,001
	2.48	(a)	06/28/19	07/01/19	530,000	530,000	530,109,533	Corporate Debt/Obligation, 0.00% to 8.02%, due 9/15/20 to 11/25/60	563,957,648	567,100,001
	2.50		06/28/19	07/01/19	370,000	370,000	370,077,083	U.S. Treasury Obligation, 2.25% to 2.88%, due 10/15/21 to 2/15/27	365,662,500	377,400,072

20	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	Money Market Master Portfolio

Repurchase Agreements (continued)

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received At Value
Wells Fargo Securities LLC	2.52%	06/28/19	07/03/19	$70,000	$70,000	$70,034,300	Corporate Debt/Obligation, 0.00% to 4.63%, due 7/01/19 to 9/13/47	$73,162,426	$73,500,001
	2.52	06/28/19	09/25/19	50,000	50,000	50,315,000	Corporate Debt/Obligation, 3.20% to 4.57%, due 4/20/23 to 8/10/49	49,966,359	52,500,000

Total Wells Fargo Securities LLC					$1,120,000				$1,175,500,075

Total					$13,263,501				$13,973,947,199

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Traded in a joint account.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$51,314,485,326	$—	$51,314,485,326

(a)	See above Schedule of Investments for values in each security type.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (unaudited) June 30, 2019	Treasury Money Market Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Treasury Obligations — 33.3%
U.S. Treasury Bills(a):
2.25%, 07/02/19	$313,295	$313,275,795
2.43%, 07/09/19	239,000	238,873,591
2.06%, 07/16/19	94,015	93,935,867
2.51%, 07/25/19	48,660	48,580,794
2.52%, 08/15/19	22,540	22,470,967
2.52%, 08/22/19	170,570	169,965,136
2.44%, 08/29/19	450,000	448,248,839
2.46%, 10/31/19	207,180	205,503,832
2.40%, 11/14/19	77,835	77,149,780
2.32%, 11/29/19	111,760	110,703,015
2.28%, 12/05/19	191,680	189,822,558
2.19%, 12/19/19	223,765	221,502,513
2.57%, 01/30/20	33,470	32,976,899
2.46%, 02/27/20	30,885	30,392,912
2.44%, 04/23/20	168,870	165,582,097
U.S. Treasury Notes:
(3 mo.Treasury money market yield + 0.06%), 1.38% - 2.16%, 07/31/19(b)	103,525	103,514,781
1.00%, 09/30/19	7,415	7,387,124
2.14%, 10/31/19(c)	58,025	58,027,486
3.38%, 11/15/19	48,750	48,941,434
2.10%, 01/31/20(c)	692,960	692,879,820
2.13%, 04/30/20(c)	146,470	146,483,284

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
2.14%, 07/31/20(c)	$70,000	$69,999,996
2.14%, 10/31/20(c)	50,000	49,930,390
2.21%, 01/31/21(c)	226,250	226,164,159
2.24%, 04/30/21(c)	183,440	183,423,011

Total U.S. Treasury Obligations — 33.3% (Cost — $ 3,955,736,080)		3,955,736,080

Total Repurchase Agreements — 65.3% (Cost — $ 7,756,782,821)		7,756,782,821

Total Investments — 98.6% (Cost — $11,712,518,901)*		11,712,518,901

Other Assets Less Liabilities — 1.4%		165,997,163

Net Assets — 100.0%		$11,878,516,064

*	Cost for U.S. federal income tax purposes.
(a)	Rates shown are discount rates or a range of discount rates as of period end.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Bank of Nova Scotia	2.47%		06/28/19	07/01/19	$18,280	$18,280	$18,283,763	U.S. Treasury Obligation, 0.38% to 3.38%, due 7/15/23 to 11/15/48	$16,825,100	$18,649,467
Barclays Capital, Inc.	2.50		06/28/19	07/01/19	1,370,000	1,370,000	1,370,285,417	U.S. Treasury Obligation, 2.13% to 3.13%, due 8/15/21 to 8/15/44	1,335,146,300	1,397,400,052
BNP Paribas Securities Corp.	2.49		06/28/19	07/01/19	321,000	321,000	321,066,608	U.S. Treasury Obligation, 0.00% to 3.38%, due 4/23/20 to 2/15/48	299,045,773	327,420,063
Citigroup Global Markets, Inc.	2.49	(a)	06/28/19	07/01/19	248,000	248,000	248,051,460	U.S. Treasury Obligation, 1.38% to 3.75%, due 8/15/43 to 8/15/44	222,258,141	252,960,166
Credit Agricole Corp.	2.50	(a)	06/28/19	07/01/19	450,000	450,000	450,093,750	U.S. Treasury Obligation, 2.00% to 3.00%, due 5/31/21 to 8/15/48	413,289,000	459,000,050
HSBC Securities (USA), Inc.	2.50		06/28/19	07/01/19	163,000	163,000	163,033,958	U.S. Treasury Obligation, 0.00%, due 2/15/23	187,111,959	166,260,000
HSBC Securities (USA), Inc.	2.50	(b)	06/28/19	07/01/19	200,000	200,000	200,041,667	U.S. Treasury Obligation, 0.13% to 1.88%, due 10/15/19 to 4/15/24	200,741,400	204,000,003

Total HSBC Securities (USA), Inc.						$363,000				$370,260,003

J.P. Morgan Securities LLC	2.56		06/28/19	07/01/19	266,285	266,285	266,341,244	U.S. Treasury Obligation, 1.38%, due 4/30/21	266,284,436	264,953,014
	2.56		06/28/19	07/01/19	276,348	276,348	276,406,993	U.S. Treasury Obligation, 2.25%, due 11/15/27	276,348,039	283,256,740
	2.56		06/28/19	07/01/19	297,046	297,046	297,109,326	U.S. Treasury Obligation, 2.75%, due 8/31/25	297,045,956	315,240,021
	2.56		06/28/19	07/01/19	160,322	160,322	160,356,629	U.S. Treasury Obligation, 3.13%, due 2/15/43	160,322,427	180,362,730

22	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	Treasury Money Market Master Portfolio

Repurchase Agreements (continued)

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
J.P. Morgan Securities LLC	2.91%		06/28/19	07/01/19	$200,001	$200,001	$200,049,402	U.S. Treasury Obligation, 2.88%, due 8/15/45	$200,000,902	$215,500,972
	3.03		06/28/19	07/01/19	249,562	249,562	249,624,779	U.S. Treasury Obligation, 2.88%, due 7/31/25	249,561,765	267,031,088
	3.03		06/28/19	07/01/19	50,439	50,439	50,451,854	U.S. Treasury Obligation, 2.63%, due 12/31/23	50,439,118	52,961,074

Total J.P. Morgan Securities LLC						$1,500,003				$1,579,305,639

Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.48		06/28/19	07/01/19	17,000	17,000	17,003,513	U.S. Treasury Obligation, 0.00% to 2.13%, due 2/15/40 to 2/15/41	17,773,807	17,340,000
Mufg Securities Americas Inc.	2.49		06/28/19	07/01/19	150,000	150,000	150,031,125	U.S. Treasury Obligation, 0.38% to 3.13%, due 7/15/23 to 5/15/48	140,744,400	153,000,057
Natixis SA	2.50		06/28/19	07/01/19	150,000	150,000	150,031,250	U.S. Treasury Obligation, 0.13% to 2.88%, due 11/30/19 to 11/15/27	149,406,800	153,000,021
Natixis SA	2.50	(b)	06/28/19	07/01/19	290,000	290,000	290,060,417	U.S. Treasury Obligation, 0.75% to 3.75%, due 8/31/23 to 2/15/49	223,284,900	295,800,043

Total Natixis SA						$440,000				$448,800,064

SG Americas Securities LLC	2.48		06/28/19	07/01/19	788,500	788,500	788,662,957	U.S. Treasury Obligation, 0.00% to 8.75%, due 7/01/19 to 11/15/48	855,021,840	804,270,000
TD Securities (USA) LLC	2.50		06/28/19	07/01/19	91,000	91,000	91,018,958	U.S. Treasury Obligation, 2.88%, due 11/30/23	88,402,600	92,820,030
Wells Fargo Securities LLC	2.50		06/28/19	07/01/19	2,000,000	2,000,000	2,000,416,667	U.S. Treasury Obligation, 0.75% to 6.75%, due 7/31/19 to 2/15/49	1,884,017,400	2,040,000,053

Total						$7,756,783				$7,961,225,644

(a)	Traded in a joint account.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$11,712,518,901	$—	$11,712,518,901

(a)	See above Schedule of Investments for values in each security type.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Statements of Assets and Liabilities  (unaudited)

June 30, 2019

	Money Market Master Portfolio	Treasury Money Market Master Portfolio

ASSETS
Investments at value — unaffiliated(a)	$38,050,984,630	$3,955,736,080
Repurchase agreements at value(b)	13,263,500,696	7,756,782,821
Cash	475,095	14,417
Receivables:
Investments sold — unaffiliated	—	158,243,381
Interest — unaffiliated	87,096,501	8,545,760

Total assets	51,402,056,922	11,879,322,459

LIABILITIES
Payables:
Investment advisory fees	2,960,429	782,244
Trustees’ fees	51,196	14,976
Other accrued expenses	26,152	9,175

Total liabilities	3,037,777	806,395

NET ASSETS	$51,399,019,145	$11,878,516,064

NET ASSETS CONSIST OF
Investors’ capital	$51,379,578,031	$11,878,516,064
Net unrealized appreciation (depreciation)	19,441,114	—

NET ASSETS	$51,399,019,145	$11,878,516,064

(a) Investments at cost — unaffiliated	$38,031,543,516	$3,955,736,080
(b) Repurchase agreements at cost — unaffiliated	$13,263,500,696	$7,756,782,821

See notes to financial statements.

24	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited)

Six Months Ended June 30, 2019

	Money Market Master Portfolio	Treasury Money Market Master Portfolio

INVESTMENT INCOME
Interest — unaffiliated	$658,030,191	$118,205,494

EXPENSES
Investment advisory	$24,421,327	$4,853,496
Independent Trustees	185,858	42,191
Professional	33,675	12,229

Total expenses	24,640,860	4,907,916
Less fees waived and/or reimbursed by the Manager	(7,545,931)	(1,510,469)

Total expenses after fees waived and/or reimbursed	17,094,929	3,397,447

Net investment income	640,935,262	114,808,047

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from investments	488,521	332,406
Net change in unrealized appreciation/depreciation on investments	20,055,364	—

Net realized and unrealized gain	20,543,885	332,406

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$661,479,147	$115,140,453

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Changes in Net Assets

	Money Market Master Portfolio		Treasury Money Market Master Portfolio
	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$640,935,262	$1,060,900,668	$114,808,047	$152,172,022
Net realized gain	488,521	2,218,840	332,406	181,799
Net change in unrealized appreciation (depreciation)	20,055,364	(1,677,441)	—	—

Net increase in net assets resulting from operations	661,479,147	1,061,442,067	115,140,453	152,353,821

CAPITAL TRANSACTIONS
Proceeds from contributions	113,952,101,511	203,087,934,988	98,554,807,929	130,455,316,898
Value of withdrawals	(110,554,774,900)	(212,943,735,070)	(94,843,869,396)	(131,903,567,464)

Net increase (decrease) in net assets derived from capital transactions	3,397,326,611	(9,855,800,082)	3,710,938,533	(1,448,250,566)

NET ASSETS
Total increase (decrease) in net assets	4,058,805,758	(8,794,358,015)	3,826,078,986	(1,295,896,745)
Beginning of period	47,340,213,387	56,134,571,402	8,052,437,078	9,348,333,823

End of period	$51,399,019,145	$47,340,213,387	$11,878,516,064	$8,052,437,078

See notes to financial statements.

26	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	Money Market Master Portfolio
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014

Total Return
Total return	1.35	%(a)	2.10%	1.23%	0.63%	0.21%	0.16%

Ratios to Average Net Assets
Total expenses	0.10	%(b)	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived and/or reimbursed	0.07	%(b)	0.07%	0.07%	0.07%	0.07%	0.07%

Net investment income	2.62	%(b)	2.06%	1.25%	0.60%	0.21%	0.16%

Supplemental Data
Net assets, end of period (000)	$51,399,019		$47,340,213	$56,134,571	$41,223,924	$43,289,154	$40,846,687

(a)	Aggregate total return.
(b)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Treasury Money Market Master Portfolio
	Six Months Ended 06/30/19 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014

Total Return
Total return	1.18	%(a)	1.81%	0.84%	0.32%	0.03%	0.00%

Ratios to Average Net Assets
Total expenses	0.10	%(b)	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived and/or reimbursed	0.07	%(b)	0.07%	0.07%	0.07%	0.07%	0.06%

Net investment income	2.37	%(b)	1.76%	0.87%	0.31%	0.04%	0.00%

Supplemental Data
Net assets, end of period (000)	$11,878,516		$8,052,437	$9,348,334	$6,067,065	$3,450,181	$3,857,554

(a)	Aggregate total return.
(b)	Annualized.

See notes to financial statements.

28	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to two series of MIP. Money Market Master Portfolio and Treasury Money Market Master Portfolio (each, a “Master Portfolio” and together, the “Master Portfolios”), are each a series of MIP. Each Master Portfolio is classified as diversified.

Treasury Money Market Master Portfolio operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Master Portfolio is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Master Portfolio’s weekly liquid assets.

BlackRock Cash Funds: Institutional, the sole feeder fund into Money Market Master Portfolio, prices and transacts in its shares at a NAV per share calculated to four decimal places, reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV).

With respect to Money Market Master Portfolio, the Board of Trustees of MIP (the “Board”) is permitted to impose a liquidity fee of up to 2% of the value of shares redeemed or temporarily restrict redemptions from Money Market Master Portfolio for up to 10 business days during a 90 day period, in the event that such Money Market Master Portfolio’s weekly liquid assets fall below certain thresholds.

The Master Portfolios, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis.

Liquidity Fees: Any liquidity fees imposed on the value of shares redeemed in the event that Money Market Master Portfolio’s weekly liquid assets fall below certain thresholds are recorded as paid-in-capital. The liquidity fees are collected and retained by the Money Market Master Portfolio for the benefit of the Money Market Master Portfolio’s remaining shareholders.

Indemnifications: In the normal course of business, a Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. A Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to a Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies (Money Market Master Portfolio): The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of 5:00 p.m., (Eastern time). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Investment Valuation Policies (Treasury Money Market Master Portfolio): U.S. GAAP defines fair value as the price the Master Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Master Portfolio seeks to maintain the NAV per share of its feeder funds at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Money Market Master Portfolio’s assets and liabilities:

•

Investments are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (unaudited) (continued)

•

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Pursuant to the custodial undertaking associated with a tri-party repurchase arrangement, an unaffiliated third party custodian maintains accounts to hold collateral for a Master Portfolio and its counterparties. Typically, a Master Portfolio and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or a Master Portfolio, respectively. A Master Portfolio, along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements.

In the event the counterparty defaults and the fair value of the collateral declines, a Master Portfolio could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by a Master Portfolio under Master Repurchase Agreements (each, an “MRA”). The MRA permits a Master Portfolio, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, a Master Portfolio receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, a Master Portfolio would recognize a liability with respect to such excess collateral. The liability reflects a Master Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: MIP, on behalf of each Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolios’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) to provide investment advisory services. The Manager is responsible for the management of each Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Master Portfolio.

For such services, each Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.10% of the average daily value of each Master Portfolio’s net assets.

Administration: MIP, on behalf of the Master Portfolios, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Master Portfolios’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolios.

BAL is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BAL is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolios.

Expense Waivers and Reimbursements: The Manager contractually agreed to waive a portion of its investment advisory fees equal to the annual rate of 0.03% of the average daily value of each Master Portfolio’s net assets through April 30, 2020. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2019, the amounts waived were as follows:

Money Market Master Portfolio	$7,326,398
Treasury Money Market Master Portfolio	1,456,049

30	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)

The Manager has also voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees to enable the feeders that invest in the Master Portfolios to maintain minimum levels of daily net investment income if applicable. The Manager may discontinue the voluntary waiver at any time. For the six months ended June 30, 2019, there were no fees waived and/or reimbursed by the Manager under this agreement.

The fees and expenses of MIP’s Trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolios’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolios. BAL has contractually agreed to reimburse the Master Portfolios or provide an offsetting credit against the administration fees paid by the Master Portfolios in an amount equal to these independent expenses through April 30, 2020. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2019, the amounts waived were as follows:

Money Market Master Portfolio	$219,533
Treasury Money Market Master Portfolio	54,420

Interfund Lending: In accordance with an exemptive order (the “Order”) from the Securities and Exchange Commission (“SEC”), each Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Master Portfolio’s investment policies and restrictions. Each Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2019, the Master Portfolios did not participate in the Interfund Lending Program.

Trustees and Officers: Certain Trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.

Other Transactions: The Master Portfolios may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2019, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales	Realized Gain (Loss)
Money Market Master Portfolio	$—	$120,731,729	$—

6.	INCOME TAX INFORMATION

Treasury Money Market Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. Treasury Money Market Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2018. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Treasury Money Market Master Portfolio as of June 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

Money Market Master Portfolio is disregarded as an entity separate from its owner for tax purposes. As such, the owner of the Master Portfolio is treated as the owner of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so the owner of the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

7.	PRINCIPAL RISKS

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease a Master Portfolio’s ability to buy or sell bonds. As a result, a Master Portfolio may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If a Master Portfolio needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (unaudited) (continued)

In the normal course of business, certain Master Portfolios invest in securities or other instruments and may enter into certain transactions, and such activities subject each Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Each Master Portfolio’s prospectus provides details of the risks to which each Master Portfolio is subject.

Counterparty Credit Risk: The Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Master Portfolios.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

32	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met in person on April 17, 2019 (the “April Meeting”) and May 14-15, 2019 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master Fund, on behalf of Money Market Master Portfolio and Treasury Money Market Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”), each a series of the Master Fund, and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Fund’s investment advisor. Each of BlackRock Cash Funds: Institutional and BlackRock Cash Funds: Treasury (each, a “Portfolio” and collectively, the “Portfolios”), each a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the corresponding Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Agreement with respect to each Master Portfolio. For simplicity: (a) the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members;” and (b) the shareholders of each Portfolio and the interest holders of each Master Portfolio are referred to as “shareholders.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Ad Hoc Topics Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Ad Hoc Topics Committee, which also has one interested Board Member).

The Agreement

Consistent with the requirements of the 1940 Act, the Board considers the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. While the Board also has a fifth one-day meeting to consider specific information surrounding the renewal of the Agreement, the Board’s consideration entails a year-long deliberative process whereby the Board and its committees assess BlackRock’s services to the Fund. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolios and the Portfolios by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management; accounting, administrative and shareholder services; oversight of the Master Portfolio and Portfolio service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of management.

During the year, the Board, acting directly and through its committees, considers information that is relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolios, the Portfolios and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analyses of the reasons for any over-performance or under-performance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolios and/or the Portfolios for services; (c) the Master Portfolios’ and/or the Portfolios’ operating expenses and how BlackRock allocates expenses to the Master Portfolios and the Portfolios; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Master Portfolio’s and Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) BlackRock and the Master Fund’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolios and/or the Portfolios; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Independent Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) based on either a Lipper classification or Morningstar category, regarding the fees and expenses of each Master Portfolio and Portfolio, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Portfolio as compared with a peer group of funds (“Performance Peers”) and other metrics, as applicable; (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Master Portfolios and the Portfolios; (g) a summary of aggregate amounts paid by each Master Portfolio and/or Portfolio to BlackRock; (h) sales and redemption data regarding each Portfolio’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s, the Master Portfolios’ and the Portfolios’ operations.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT	33

Disclosure of Investment Advisory Agreement  (continued)

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Master Portfolio and Portfolio as compared with the pertinent Performance Peers and other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Master Portfolios and the Portfolios; (d) each Portfolio’s fees and expenses compared to Expense Peers; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Master Portfolios and the Portfolios; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of portfolio holdings of each Master Portfolio. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Portfolio. Throughout the year, the Board compared each Portfolio’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Master Portfolio’s portfolio management team discussing the pertinent Master Portfolio’s performance and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Master Portfolio and Portfolio. BlackRock and its affiliates provide the Master Portfolios and the Portfolios with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolios and the Portfolios by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolios and the Portfolios. In particular, BlackRock and its affiliates provide the Master Portfolios and the Portfolios with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers, including, among others, the custodian, fund accountant, transfer agent, and auditor for each Master Portfolio and Portfolio, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Master Portfolios and the Portfolios, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Portfolio’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolios, the Portfolios and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Master Portfolio and Portfolio, as applicable. The Board noted that each Portfolio’s investment results correspond directly to the investment results of the corresponding Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of each Portfolio’s performance as of December 31, 2018. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Portfolio as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review, and meet with Master Portfolio management to discuss, the performance of each Master Portfolio and Portfolio, as applicable, throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and the Performance Peer funds (for example, the investment objective(s) and investment strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could have the ability to affect long-term performance disproportionately.

The Board noted that for each of the one-, three- and five-year periods reported, each of BlackRock Cash Funds: Institutional and BlackRock Cash Funds: Treasury ranked in the first quartile against its Performance Peers.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolios and the Portfolios: The Board, including the Independent Board Members, reviewed each Master Portfolio’s

34	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement  (continued)

contractual advisory fee rate compared with those of the corresponding Portfolio’s Expense Peers. The contractual advisory fee rate is shown before taking into account any reimbursements or fee waivers. The Board also compared each Portfolio’s total expense ratio, as well as each Master Portfolio’s actual advisory fee rate, to those of the pertinent Portfolio’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolios and the Portfolios. The Board reviewed BlackRock’s estimated profitability with respect to the Master Portfolios and the Portfolios, as applicable, and other funds the Board currently oversees for the year ended December 31, 2018 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the estimated cost of the services provided to the Master Portfolios and the Portfolios by BlackRock, and BlackRock’s and its affiliates’ estimated profits relating to the management of the Master Portfolios and the Portfolios and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master Portfolios and the Portfolios, to the relevant Master Portfolio or Portfolio, as pertinent. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolios and the Portfolios, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that Money Market Master Portfolio’s contractual advisory fee rate ranked in the first quartile, and that the actual advisory fee rate and BlackRock Cash Funds: Institutional’s total expense ratio each ranked in the first quartile relative to BlackRock Cash Funds: Institutional’s Expense Peers.

The Board noted that Treasury Money Market Master Portfolio’s contractual advisory fee rate ranked in the first quartile, and that the actual advisory fee rate and BlackRock Cash Funds: Treasury’s total expense ratio ranked in the second and first quartiles, respectively, relative to BlackRock Cash Funds: Treasury’s Expense Peers.

The Board also noted that BlackRock and the Board have contractually agreed to waive a portion of the advisory fees for each Master Portfolio. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate each Master Portfolio/Portfolio for certain other fees and expenses.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolios and the Portfolios increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. The Board also considered the extent to which the Master Portfolios and the Portfolios benefit from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolios and the Portfolios to more fully participate in these economies of scale. The Board considered each Master Portfolio’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Master Portfolios and the Portfolios, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolios and the Portfolios, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Portfolio shares if they believe that the pertinent Portfolio’s and/or Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Conclusion

The Board of the Master Fund, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master Fund, on behalf of each Master Portfolio, for a one-year term ending June 30, 2020. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Fund, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Master Portfolio and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT	35

Disclosure of Investment Advisory Agreement  (continued)

continuation of the Agreement with respect to each Master Portfolio and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

36	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

Mark Stalnecker, Chair of the Board and Trustee

Bruce R. Bond, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Lena G. Goldberg, Trustee

Robert M. Hernandez, Trustee

Henry R. Keizer, Trustee

Cynthia A. Montgomery, Trustee

Donald C. Opatrny, Trustee

Joseph P. Platt, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

John MacKessy, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Investment Adviser

BlackRock Fund Advisors

San Francisco, CA 94105

Administrator

BlackRock Advisors LLC

Wilmington, DE 19809

Custodian and Accounting Agent

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

State Street Bank and Trust Company

North Quincy, MA 02171

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust/MIP

400 Howard Street

San Francisco, CA 94105

TRUSTEE AND OFFICER INFORMATION	37

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (888) 204-3956.

Availability of Quarterly Schedule of Investments

The Funds/Master Portfolios file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. Each Fund’s/Master Portfolio’s Forms N-PORT and N-Q are available on the SEC’s website at http://www.sec.gov. Each Fund’s/Master Portfolio’s Forms N-PORT and N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds/Master Portfolios use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds/Master Portfolios voted proxies relating to securities held in the Funds’/Master Portfolios’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com, or by calling (800) 626-1960; and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Important Fund Information

The following applies to BlackRock Cash Funds: Institutional and its corresponding Master Portfolio: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

38	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information  (continued)

The following applies to BlackRock Cash Funds: Treasury and its corresponding Master Portfolio: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

Glossary of Terms Used in this Report

Portfolio Abbreviations

RB	Revenue Bonds

VRDN	Variable Rate Demand Notes

AGM	Assured Guaranty Municipal Corp.

LIBOR	London Inter-bank Offered Rate

SOFR	Secured Overnight Financing Rate

ADDITIONAL INFORMATION / GLOSSARY OF TERMS USED IN THIS REPORT	39

MMF3-6/19-SAR

JUNE 30, 2019

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Funds III

➢	BlackRock LifePath® Dynamic Retirement Fund
➢	BlackRock LifePath® Dynamic 2020 Fund
➢	BlackRock LifePath® Dynamic 2030 Fund
➢	BlackRock LifePath® Dynamic 2040 Fund
➢	BlackRock LifePath® Dynamic 2050 Fund
➢	BlackRock LifePath® Dynamic 2060 Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at www.blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

Investment performance in the 12 months ended June 30, 2019 was a tale of two markets. The first half of the reporting period was characterized by restrictive monetary policy, deteriorating economic growth, equity market volatility, and rising fear of an imminent recession. During the second half of the reporting period, stocks and bonds rebounded sharply, as restrained inflation and weak economic growth led the U.S. Federal Reserve (the “Fed”) to stop raising interest rates, which led to broad-based optimism that stimulative monetary policy could help forestall a recession.

After the dust settled, the U.S. equity and bond markets posted mixed returns while weathering significant volatility. Less volatile U.S. large cap equities and U.S. bonds advanced, while equities at the high end of the risk spectrum — emerging markets, international developed, and U.S. small cap — posted relatively flat returns.

Fixed-income securities delivered modest positive returns with relatively low volatility. Short-term U.S. Treasury yields rose, while longer-term yields declined. This led to positive returns for U.S. Treasuries and a substantial flattening of the yield curve. Investment grade and high yield corporate bonds also posted positive returns, as the credit fundamentals in corporate markets remained relatively solid.

In the U.S. equity market, volatility spiked in late 2018, as a wide range of risks were brought to bear on markets, ranging from rising interest rates and slowing global growth to heightened trade tensions and political turmoil. These risks manifested in a broad-based sell-off in December, leading to the worst December performance on record since 1931.

Volatility also rose in emerging markets, as the rising U.S. dollar and higher interest rates in the U.S. disrupted economic growth abroad. U.S.-China trade relations and debt concerns adversely affected the Chinese stock market, particularly in mainland China, while Turkey and Argentina became embroiled in currency crises, largely due to hyperinflation in both countries. An economic slowdown in Europe led to modest performance for European equities.

As equity performance faltered and global economic growth slowed, the Fed shifted to a more patient perspective on the economy in January 2019. In its last four meetings, the Fed left interest rates unchanged and signaled a slower pace of rate hikes in response to the global economic slowdown. Similarly, the European Central Bank signaled a continuation of accommodative monetary policy, while China committed to looser credit conditions and an increase in fiscal spending.

The outpouring of global economic stimulus led to a sharp rally in risk assets throughout the world. Hopes continued to remain high thereafter, as the current economic expansion became the longest in U.S. history. Looking ahead, markets are pricing in three interest rate cuts by the Fed over the next year, as investors anticipate a steady shift toward more stimulative monetary policy.

We expect a slowing expansion with additional room to run, as opposed to an economic recession. However, escalating trade tensions and the resulting disruptions in global supply chains have become the greatest risk to the global expansion.

We believe U.S. and emerging market equities remain relatively attractive. Within U.S. equities, companies with high-quality earnings and strong balance sheets offer the most attractive risk/reward trade-off. For bonds, U.S. Treasuries are likely to help buffer against volatility in risk assets, while income from other types of bonds can continue to offer steady returns.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2019
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	18.54%	10.42%
U.S. small cap equities (Russell 2000® Index)	16.98	(3.31)
International equities (MSCI Europe, Australasia, Far East Index)	14.03	1.08
Emerging market equities (MSCI Emerging Markets Index)	10.58	1.21
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	1.24	2.31
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	7.45	10.38
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	6.11	7.87
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.94	6.39
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	9.94	7.48
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of June 30, 2019	BlackRock LifePath® Dynamic Funds

Portfolio Management Commentary

How did each Fund perform?

The BlackRock LifePath® Dynamic Funds with target dates of 2020, 2030, 2040, 2050 and 2060 and the BlackRock LifePath Dynamic Retirement Fund (together, the “LifePath Dynamic Funds”) invest in their respective LifePath® Dynamic Master Portfolio.

For the six-month period ended June 30, 2019, the LifePath Dynamic Retirement Fund and the LifePath Dynamic Funds with target dates of 2020, 2030 and 2040 outperformed their respective custom benchmarks. For the LifePath Dynamic Fund with a target date of 2050, all share classes outperformed its respective custom benchmark, except for Class R Shares, which performed in line. For the LifePath Dynamic Fund with a target date of 2060, all share classes outperformed its respective custom benchmark, except for Investor C and Class R Shares, which underperformed. The returns for the LifePath Dynamic Funds include Fund expenses. The custom benchmarks have no expenses associated with performance.

What factors influenced performance?

At an investment strategy level, tactical asset allocation was generally the largest positive contributor to active returns, followed by CoreAlpha Bond Master Portfolio (a domestic fixed income strategy), active real estate strategies and International Tilts Master Portfolio (an international developed markets equity strategy). Of the LifePath Dynamic Funds’ tactical asset allocation views, overweight positions to both U.S. equities and far-dated U.S. bonds boosted returns, as stocks generally moved higher and interest rates declined over the period.

BlackRock Advantage Emerging Markets Fund and BlackRock Tactical Opportunities Fund (a global tactical asset allocation strategy) detracted from the LifePath Dynamic Funds’ returns as they lagged their respective benchmarks. In terms of tactical asset allocation views, an underweight stance to U.S. 10-year bond futures weighed on the LifePath Dynamic Funds’ returns over the period, as bond yields declined to near-record lows. Active currency positioning also modestly detracted from the LifePath Dynamic Funds’ performance.

Describe recent portfolio activity.

Each LifePath Dynamic Fund has its own time horizon, which affects its acceptable level of risk and, in turn, the strategic allocation of its holdings across asset classes. On a quarterly basis, the strategic allocation of each LifePath Dynamic Fund is systematically adjusted to reflect the shareholders’ remaining investment time horizon.

The LifePath Dynamic Funds entered the period with tactical overweight positions to U.S. and Japanese equities as expressions of the investment adviser’s macro theme of Global Reflation. As markets rebounded strongly from their December 2018 lows, holdings in some of the domestic exposure and all of the Japanese exposure were reduced. Concurrently, the investment adviser introduced an overweight position to far-dated U.S. bonds (via 30-year bond futures) as part of a new theme entitled U.S. Macro Moderation. This exposure was maintained through the balance of the period, and is based on the investment adviser’s belief that over the medium to long term the U.S. economy is in a state of relative moderation, with limited risk of overheating or falling into deep recession. Over shorter time horizons, however, the investment adviser positioned the LifePath Dynamic Funds with tactical underweights to duration (sensitivity to interest rate changes) and the associated interest rate risk. This positioning reflected the view that despite the notable slowing in global activity data and a dovish shift in global central bank policies, price levels for U.S. bonds had risen to levels inconsistent with fundamentals. This view is broadly described by the LifePath Dynamic Funds’ Global Reflation macro theme. Specific expressions of the theme include an underweight to U.S. 10-year bond futures and U.S. 30-year bond futures and an overweight to U.S. equities. The LifePath Dynamic Funds also entered the period with an overweight to the euro against the U.S. dollar. As the period progressed, the size of the euro overweight was increased, and corresponding underweight positions were added in the Canadian dollar and Japanese yen. The positioning was motivated by a view that nascent reflationary forces are present in the more stable components of the European Consumer Price Index basket despite discouraging economic statistics. Meanwhile, Eurozone growth momentum appears to have dipped, while financial conditions have eased, leaving the potential for a reacceleration in economic activity in the second half of 2019. The LifePath Dynamic Funds also closed out an overweight position to the Australian dollar toward the end of the period. With an escalation in global trade tensions weighing on the export-oriented Australian economy, expectations of an interest rate cut from the Reserve Bank of Australia increased, leaving the expression with limited upside potential.

Describe portfolio positioning at period end.

At period end, each of the LifePath Dynamic Funds was invested according to its respective strategic allocation benchmark within tolerance limits.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of June 30, 2019 (continued)	BlackRock LifePath® Dynamic Funds

Glide Path Evolution

Under normal circumstances, the asset allocation of each LifePath Dynamic Fund will change over time according to a “glide path” as each LifePath Dynamic Fund approaches its respective target date. The glide path represents the shifting of asset classes over time. Each LifePath Dynamic Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of each LifePath Dynamic Fund, which may be a primary source of income after retirement. As each LifePath Dynamic Fund approaches its target date, its asset allocation will shift so that it invests a greater percentage of its assets in fixed-income funds. The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of each LifePath Dynamic Fund, and determine whether any changes are required to enable each LifePath Dynamic Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BlackRock Fund Advisors (“BFA” or the “Manager”) may adjust the allocation to equity and fixed-income in each LifePath Dynamic Fund, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of each LifePath Dynamic Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Dynamic Fund or achieve its investment objective.

FUND SUMMARY	5

Fund Summary as of June 30, 2019	BlackRock LifePath Dynamic Retirement Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic Retirement Fund (“LifePath Dynamic Retirement Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic Retirement Fund will be broadly diversified across global asset classes.

On May 15, 2019, the Board of Trustees of BlackRock Funds III approved the reorganization of the BlackRock LifePath® Dynamic 2020 Fund (the “Target Fund”) with and into the LifePath Dynamic Retirement Fund. The reorganization is expected to occur during the fourth quarter of 2019 and is not subject to approval by the Target Fund’s shareholders.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	Bloomberg Commodity Index	(a)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
07/01/09 to 06/30/10	52.9%	9.1%	N/A		1.5%	10.7%	N/A	N/A	4.9%	18.7%	2.2%
07/01/10 to 06/30/11	53.0	9.1	N/A		0.9	10.9	N/A	N/A	4.9	19.1	2.1
07/01/11 to 06/30/12	52.9	9.0	N/A		0.5	11.7	19.8%	3.9%	0.4	1.6	0.2
07/01/12 to 06/30/13	52.9	9.1	2.8%		0.2	10.5	20.3	4.2	N/A	N/A	N/A
07/01/13 to 06/30/14	52.9	9.1	3.8		N/A	10.0	19.6	4.6	N/A	N/A	N/A
07/01/14 to 06/30/15	51.9	8.9	3.8		0.4	10.6	20.5	3.9	N/A	N/A	N/A
07/01/15 to 06/30/16	51.2	8.7	3.7		0.5	11.1	20.8	3.7	N/A	N/A	N/A
07/01/16 to 06/30/17	51.2	8.8	3.7		0.5	11.2	20.7	3.9	N/A	N/A	N/A
07/01/17 to 06/30/18	51.2	8.8	N/A		0.5	13.6	21.8	4.1	N/A	N/A	N/A
07/01/18 to 06/30/19	51.8	8.2	N/A		1.8	12.6	22.3	3.3	N/A	N/A	N/A

(a)	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 17 for descriptions of the indexes.

6	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of June 30, 2019 (continued)	BlackRock LifePath Dynamic Retirement Fund

Performance Summary for the Period Ended June 30, 2019

		Average Annual Total Returns (a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	11.63%	7.13%	N/A	4.60%	N/A	6.83%	N/A
Investor A	11.45	6.85	1.24%	4.34	3.22%	6.57	6.00%
Investor C	10.93	5.99	5.00	3.52	3.52	5.71	5.71
Class K	11.67	7.30	N/A	4.86	N/A	7.13	N/A
Class R	11.35	6.71	N/A	4.11	N/A	6.28	N/A
LifePath Dynamic Retirement Fund Custom Benchmark	10.45	6.97	N/A	4.26	N/A	6.82	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	6.11	7.87	N/A	2.95	N/A	3.90	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	6.15	4.84	N/A	1.76	N/A	3.64	N/A
FTSE EPRA Nareit Developed Index	14.51	7.68	N/A	4.85	N/A	10.57	N/A
MSCI ACWI ex USA IMI Index	13.33	0.26	N/A	2.25	N/A	6.78	N/A
Russell 1000® Index	18.84	10.02	N/A	10.45	N/A	14.77	N/A
Russell 2000® Index	16.98	(3.31)	N/A	7.06	N/A	13.45	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 17 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes. The Fund’s returns between November 28, 2014 and November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glidepath. The Fund’s returns prior to November 28, 2014 are the returns of the Fund based on the prior glide path and target asset allocation. Please see below for more information.

(b)

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic Retirement Fund Custom Benchmark”), comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	7

Fund Summary as of June 30, 2019	BlackRock LifePath Dynamic 2020 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2020 Fund (“LifePath Dynamic 2020 Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2020 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

On May 15, 2019, the Board of Trustees of BlackRock Funds III approved the reorganization of the LifePath Dynamic 2020 Fund (the “Target Fund”) with and into the LifePath Dynamic Retirement Fund. The reorganization is expected to occur during the fourth quarter of 2019 and is not subject to approval by the Target Fund’s shareholders.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	Bloomberg Commodity Index	(a)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
07/01/09 to 06/30/10	52.9%	9.1%	N/A		1.5%	10.7%	N/A	N/A	4.9%	18.7%	2.2%
07/01/10 to 06/30/11	53.0	9.1	N/A		0.9	10.9	N/A	N/A	4.9	19.1	2.1
07/01/11 to 06/30/12	52.9	9.0	N/A		0.5	11.7	19.8%	3.9%	0.4	1.6	0.2
07/01/12 to 06/30/13	52.9	9.1	2.8%		0.2	10.5	20.3	4.2	N/A	N/A	N/A
07/01/13 to 06/30/14	41.7	6.8	3.8		2.6	14.3	27.0	3.8	N/A	N/A	N/A
07/01/14 to 06/30/15	41.1	6.7	3.8		2.9	14.9	27.2	3.4	N/A	N/A	N/A
07/01/15 to 06/30/16	41.3	6.8	3.7		2.7	15.1	26.7	3.3	N/A	N/A	N/A
07/01/16 to 06/30/17	43.1	7.2	3.7		2.4	14.7	25.5	3.5	N/A	N/A	N/A
07/01/17 to 06/30/18	46.8	7.8	N/A		1.2	15.8	24.5	3.9	N/A	N/A	N/A
07/01/18 to 06/30/19	49.9	7.9	N/A		1.9	13.6	23.4	3.3	N/A	N/A	N/A

(a)	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 17 for descriptions of the indexes.

8	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of June 30, 2019 (continued)	BlackRock LifePath Dynamic 2020 Fund

Performance Summary for the Period Ended June 30, 2019

		Average Annual Total Returns (a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	12.02%	7.03%	N/A	4.94%	N/A	7.86%	N/A
Investor A	11.79	6.71	1.11%	4.67	3.55%	7.59	7.01%
Investor C	11.38	5.91	4.92	3.86	3.86	6.71	6.71
Class K	12.11	7.29	N/A	5.20	N/A	8.18	N/A
Class R	11.73	6.54	N/A	4.44	N/A	7.28	N/A
LifePath Dynamic 2020 Fund Custom Benchmark	10.83	6.88	N/A	4.58	N/A	7.98	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	6.11	7.87	N/A	2.95	N/A	3.90	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	6.15	4.84	N/A	1.76	N/A	3.64	N/A
FTSE EPRA Nareit Developed Index	14.51	7.68	N/A	4.85	N/A	10.57	N/A
MSCI ACWI ex USA IMI Index	13.33	0.26	N/A	2.25	N/A	6.78	N/A
Russell 1000® Index	18.84	10.02	N/A	10.45	N/A	14.77	N/A
Russell 2000® Index	16.98	(3.31)	N/A	7.06	N/A	13.45	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 17 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes. The Fund’s returns between November 28, 2014 and November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glidepath. The Fund’s returns prior to November 28, 2014 are the returns of the Fund based on the prior glide path and target asset allocation. Please see below for more information.

(b)

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2020 Fund Custom Benchmark”), comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	9

Fund Summary as of June 30, 2019	BlackRock LifePath Dynamic 2030 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2030 Fund (“LifePath Dynamic 2030 Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2030 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	Bloomberg Commodity Index	(a)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
07/01/09 to 06/30/10	21.6%	3.2%	N/A		7.0%	20.6%	N/A	N/A	6.6%	38.0%	3.0%
07/01/10 to 06/30/11	22.6	3.3	N/A		5.9	20.9	N/A	N/A	6.2	38.4	2.7
07/01/11 to 06/30/12	24.5	3.6	N/A		6.0	20.8	38.4%	2.9%	0.5	3.1	0.2
07/01/12 to 06/30/13	26.7	3.9	2.9%		5.8	19.6	38.2	2.9	N/A	N/A	N/A
07/01/13 to 06/30/14	28.5	4.2	3.8		5.7	19.2	35.6	3.0	N/A	N/A	N/A
07/01/14 to 06/30/15	24.5	3.7	3.9		6.9	21.1	37.3	2.6	N/A	N/A	N/A
07/01/15 to 06/30/16	22.6	3.5	3.8		7.6	22.0	37.7	2.5	N/A	N/A	N/A
07/01/16 to 06/30/17	24.1	3.8	3.9		7.7	21.7	36.4	2.5	N/A	N/A	N/A
07/01/17 to 06/30/18	26.7	4.2	N/A		7.6	22.7	36.3	2.5	N/A	N/A	N/A
07/01/18 to 06/30/19	26.8	5.5	N/A		4.3	24.6	36.0	2.8	N/A	N/A	N/A

(a)	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 17 for descriptions of the indexes.

10	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of June 30, 2019 (continued)	BlackRock LifePath Dynamic 2030 Fund

Performance Summary for the Period Ended June 30, 2019

		Average Annual Total Returns (a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	14.39%	7.08%	N/A	5.93%	N/A	9.12%	N/A
Investor A	14.21	6.83	1.22%	5.67	4.53%	8.85	8.26%
Investor C	13.81	5.92	4.96	4.84	4.84	7.93	7.93
Class K	14.52	7.33	N/A	6.21	N/A	9.46	N/A
Class R	14.15	6.64	N/A	5.45	N/A	8.51	N/A
LifePath Dynamic 2030 Fund Custom Benchmark	13.31	6.86	N/A	5.48	N/A	9.31	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	6.11	7.87	N/A	2.95	N/A	3.90	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	6.15	4.84	N/A	1.76	N/A	3.64	N/A
FTSE EPRA Nareit Developed Index	14.51	7.68	N/A	4.85	N/A	10.57	N/A
MSCI ACWI ex USA IMI Index	13.33	0.26	N/A	2.25	N/A	6.78	N/A
Russell 1000® Index	18.84	10.02	N/A	10.45	N/A	14.77	N/A
Russell 2000® Index	16.98	(3.31)	N/A	7.06	N/A	13.45	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 17 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes. The Fund’s returns between November 28, 2014 and November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glidepath. The Fund’s returns prior to November 28, 2014 are the returns of the Fund based on the prior glide path and target asset allocation. Please see below for more information.

(b)

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2030 Fund Custom Benchmark”), comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	11

Fund Summary as of June 30, 2019	BlackRock LifePath Dynamic 2040 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2040 Fund (“LifePath Dynamic 2040 Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2040 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	Bloomberg Commodity Index	(a)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
07/01/09 to 06/30/10	11.0%	1.1%	N/A		8.9%	24.0%	N/A	N/A	7.1%	44.7%	3.2%
07/01/10 to 06/30/11	11.8	1.2	N/A		7.7	24.5	N/A	N/A	6.6	45.3	2.9
07/01/11 to 06/30/12	13.9	1.5	N/A		8.1	24.2	45.4%	2.5%	0.6	3.6	0.2
07/01/12 to 06/30/13	16.4	1.7	2.9%		8.1	23.3	45.3	2.3	N/A	N/A	N/A
07/01/13 to 06/30/14	18.2	1.8	3.9		8.2	23.1	42.5	2.3	N/A	N/A	N/A
07/01/14 to 06/30/15	10.8	1.2	4.0		10.5	26.2	45.2	2.1	N/A	N/A	N/A
07/01/15 to 06/30/16	6.2	0.8	4.0		12.1	28.1	46.7	1.9	N/A	N/A	N/A
07/01/16 to 06/30/17	7.6	1.0	4.1		12.4	27.9	45.4	1.6	N/A	N/A	N/A
07/01/17 to 06/30/18	9.9	1.3	N/A		12.9	28.4	46.1	1.4	N/A	N/A	N/A
07/01/18 to 06/30/19	8.8	2.5	N/A		6.6	33.4	46.3	2.4	N/A	N/A	N/A

(a)	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 17 for descriptions of the indexes.

12	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of June 30, 2019 (continued)	BlackRock LifePath Dynamic 2040 Fund

Performance Summary for the Period Ended June 30, 2019

		Average Annual Total Returns (a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	16.29%	6.52%	N/A	6.55%	N/A	10.04%	N/A
Investor A	16.16	6.30	0.72%	6.30	5.16%	9.76	9.17%
Investor C	15.68	5.41	4.46	5.45	5.45	8.82	8.82
Class K	16.44	6.77	N/A	6.82	N/A	10.39	N/A
Class R	16.03	6.06	N/A	6.05	N/A	9.40	N/A
LifePath Dynamic 2040 Fund Custom Benchmark	15.29	6.71	N/A	6.18	N/A	10.37	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	6.11	7.87	N/A	2.95	N/A	3.90	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	6.15	4.84	N/A	1.76	N/A	3.64	N/A
FTSE EPRA Nareit Developed Index	14.51	7.68	N/A	4.85	N/A	10.57	N/A
MSCI ACWI ex USA IMI Index	13.33	0.26	N/A	2.25	N/A	6.78	N/A
Russell 1000® Index	18.84	10.02	N/A	10.45	N/A	14.77	N/A
Russell 2000® Index	16.98	(3.31)	N/A	7.06	N/A	13.45	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 17 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes. The Fund’s returns between November 28, 2014 and November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glidepath. The Fund’s returns prior to November 28, 2014 are the returns of the Fund based on the prior glide path and target asset allocation. Please see below for more information.

(b)

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2040 Fund Custom Benchmark”), comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	13

Fund Summary as of June 30, 2019	BlackRock LifePath Dynamic 2050 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2050 Fund (“LifePath Dynamic 2050 Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2050 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	Bloomberg Commodity Index	(a)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
07/01/09 to 06/30/10	1.0%	N/A	N/A		10.5%	27.2%	N/A	N/A	8.2%	49.4%	3.7%
07/01/10 to 06/30/11	1.7	N/A	N/A		9.5	27.7	N/A	N/A	7.2	50.8	3.1
07/01/11 to 06/30/12	4.1	N/A	N/A		10.1	27.2	51.4%	2.2%	0.6	4.1	0.3
07/01/12 to 06/30/13	9.3	N/A	3.9%		10.3	26.5	48.3	1.7	N/A	N/A	N/A
07/01/13 to 06/30/14	N/A	N/A	N/A		N/A	N/A	N/A	N/A	N/A	N/A	N/A
07/01/14 to 06/30/15	4.7	N/A	4.1		12.2	28.5	48.5	2.0	N/A	N/A	N/A
07/01/15 to 06/30/16	1.0	N/A	0		13.8	30.2	48.7	1.9	N/A	N/A	N/A
07/01/16 to 06/30/17	1.0	N/A	4.4		14.6	30.5	47.9	1.6	N/A	N/A	N/A
07/01/17 to 06/30/18	1.1	N/A	N/A		16.1	31.7	50.0	1.1	N/A	N/A	N/A
07/01/18 to 06/30/19	0.9	0.2%	N/A		7.6	38.1	50.8	2.4	N/A	N/A	N/A

(a)	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 17 for descriptions of the indexes.

14	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of June 30, 2019 (continued)	BlackRock LifePath Dynamic 2050 Fund

Performance Summary for the Period Ended June 30, 2019

		Average Annual Total Returns (a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	16.50%	5.99%	N/A	6.67%	N/A	10.62%	N/A
Investor A	16.37	5.72	0.17%	6.39	5.25%	10.35	9.76%
Investor C	15.92	4.92	3.99	5.57	5.57	9.38	9.38
Class K	16.61	6.22	N/A	6.92	N/A	10.95	N/A
Class R	16.28	5.55	N/A	6.16	N/A	9.97	N/A
LifePath Dynamic 2050 Fund Custom Benchmark	16.31	6.51	N/A	6.44	N/A	11.06	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	6.11	7.87	N/A	2.95	N/A	3.90	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	6.15	4.84	N/A	1.76	N/A	3.64	N/A
FTSE EPRA Nareit Developed Index	14.51	7.68	N/A	4.85	N/A	10.57	N/A
MSCI ACWI ex USA IMI Index	13.33	0.26	N/A	2.25	N/A	6.78	N/A
Russell 1000® Index	18.84	10.02	N/A	10.45	N/A	14.77	N/A
Russell 2000® Index	16.98	(3.31)	N/A	7.06	N/A	13.45	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 17 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes. The Fund’s returns between November 28, 2014 and November 7, 2016 are the returns of the Fund when it incorporated different allocations in its glidepath. The Fund’s returns prior to November 28, 2014 are the returns of the Fund based on the prior glide path and target asset allocation. Please see below for more information.

(b)

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2050 Fund Custom Benchmark”), comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	15

Fund Summary as of June 30, 2019	BlackRock LifePath Dynamic 2060 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2060 Fund (“LifePath Dynamic 2060 Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2060 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

Period (a)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	Bloomberg Commodity Index	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
07/01/17 to 06/30/18	1.0%	N/A	0.0%	16.2%	31.9%	49.8%	1.1%
07/01/18 to 06/30/19	0.9	0.1%	N/A	7.6	38.2	50.8	2.4

(a)	The LifePath Dynamic Fund commenced operations on May 31, 2017.

See “About Fund Performance” on page 17 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2019

		Average Annual Total Returns (a)(b)
		1 Year		Since Inception (c)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	16.52%	5.71%	N/A	8.66%	N/A
Investor A	16.48	5.47	(0.06)%	8.43	5.66%
Investor C	15.87	4.62	3.63	7.53	7.53
Class K	16.68	5.97	N/A	8.90	N/A
Class R	16.25	5.20	N/A	8.17	N/A
LifePath Dynamic 2060 Fund Custom Benchmark	16.35	6.50	N/A	8.55	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	6.11	7.87	N/A	3.46	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	6.15	4.84	N/A	2.85	N/A
FTSE EPRA Nareit Developed Index	14.51	7.68	N/A	6.76	N/A
MSCI ACWI ex USA IMI Index	13.33	0.26	N/A	3.94	N/A
Russell 1000® Index	18.84	10.02	N/A	12.12	N/A
Russell 2000® Index	16.98	(3.31)	N/A	8.10	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 17 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2060 Fund Custom Benchmark”), comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

(c)	The LifePath Dynamic Fund commenced operations on May 31, 2017.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

16	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. Effective November 8, 2018, the LifePath Dynamic Funds adopted an automatic conversion feature whereby Investor C Shares held for approximately ten years will be automatically converted into Investor A Shares. Investor C Shares’ performance shown prior to the Investor C Shares’ inception date of May 3, 2010 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Investor C Shares’ fees.

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans. Class R Shares’ performance shown prior to the Class R Shares’ inception date of May 3, 2010 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Class R Shares’ fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (“BAL” or the “Administrator”), each LifePath Dynamic Fund’s administrator, has contractually agreed to waive and/or reimburse a portion of each LifePath Dynamic Fund’s expenses. Without such waiver and/or reimbursement, each LifePath Dynamic Fund’s performance would have been lower. The Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

The LifePath Dynamic Funds’ custom benchmarks are hypothetical representations of the performance of the respective LifePath Dynamic Fund’s asset classes according to their weightings as of the most recent quarter-end. The weightings of the various indexes that are included in the LifePath Dynamic Funds’ custom benchmarks are adjusted quarterly to reflect the LifePath Dynamic Funds’ changing asset allocations over time. As of June 30, 2019, the following indexes are used to calculate the LifePath Dynamic Funds’ custom benchmarks: Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, as applicable.

The Bloomberg Barclays U.S. Aggregate Bond Index is a widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity. The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) is an unmanaged index that measures the performance of the inflation-protected public obligations of the U.S. Treasury. The FTSE EPRA Nareit Developed Index is a global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe, and Asia. The MSCI ACWI ex USA IMI Index is a free float-adjusted market capitalization weighted index that measures the equity market performance of the developed (excluding the U.S.) and emerging investable market universe. The Russell 1000® Index is an index that measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The Russell 1000® Index represents approximately 92% of the total market capitalization of the Russell 3000® Index. The Russell 2000® Index is an unmanaged index that is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

ABOUT FUND PERFORMANCE	17

Disclosure of Expenses

Shareholders of each LifePath Dynamic Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on January 1, 2019 and held through June 30, 2019) are intended to assist shareholders both in calculating expenses based on an investment in each LifePath Dynamic Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their LifePath Dynamic Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a LifePath Dynamic Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a LifePath Dynamic Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical (b)
	Beginning Account Value (01/01/19)	Ending Account Value (06/30/19)	Expenses Paid During the Period (a)	Beginning Account Value (01/01/19)	Ending Account Value (06/30/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio

LifePath Dynamic Retirement Fund
Institutional	$1,000.00	$1,116.30	$3.04	$1,000.00	$1,021.92	$2.91	0.58%
Investor A	1,000.00	1,114.50	4.35	1,000.00	1,020.68	4.16	0.83
Investor C	1,000.00	1,109.30	8.52	1,000.00	1,016.71	8.15	1.63
Class K	1,000.00	1,116.70	1.99	1,000.00	1,022.91	1.91	0.38
Class R	1,000.00	1,113.50	5.40	1,000.00	1,019.69	5.16	1.03

LifePath Dynamic 2020 Fund
Institutional	$1,000.00	$1,120.20	$3.00	$1,000.00	$1,021.97	$2.86	0.57%
Investor A	1,000.00	1,117.90	4.31	1,000.00	1,020.73	4.11	0.82
Investor C	1,000.00	1,113.80	8.49	1,000.00	1,016.76	8.10	1.62
Class K	1,000.00	1,121.10	1.95	1,000.00	1,022.96	1.86	0.37
Class R	1,000.00	1,117.30	5.35	1,000.00	1,019.74	5.11	1.02

LifePath Dynamic 2030 Fund
Institutional	$1,000.00	$1,143.90	$3.03	$1,000.00	$1,021.97	$2.86	0.57%
Investor A	1,000.00	1,142.10	4.36	1,000.00	1,020.73	4.11	0.82
Investor C	1,000.00	1,138.10	8.59	1,000.00	1,016.76	8.10	1.62
Class K	1,000.00	1,145.20	1.97	1,000.00	1,022.96	1.86	0.37
Class R	1,000.00	1,141.50	5.42	1,000.00	1,019.74	5.11	1.02

LifePath Dynamic 2040 Fund
Institutional	$1,000.00	$1,162.90	$3.00	$1,000.00	$1,022.02	$2.81	0.56%
Investor A	1,000.00	1,161.60	4.34	1,000.00	1,020.78	4.06	0.81
Investor C	1,000.00	1,156.80	8.61	1,000.00	1,016.81	8.05	1.61
Class K	1,000.00	1,164.40	1.93	1,000.00	1,023.01	1.81	0.36
Class R	1,000.00	1,160.30	5.41	1,000.00	1,019.79	5.06	1.01

LifePath Dynamic 2050 Fund
Institutional	$1,000.00	$1,165.00	$3.01	$1,000.00	$1,022.02	$2.81	0.56%
Investor A	1,000.00	1,163.70	4.35	1,000.00	1,020.78	4.06	0.81
Investor C	1,000.00	1,159.20	8.67	1,000.00	1,016.76	8.10	1.62
Class K	1,000.00	1,166.10	1.93	1,000.00	1,023.01	1.81	0.36
Class R	1,000.00	1,162.80	5.42	1,000.00	1,019.79	5.06	1.01

LifePath Dynamic 2060 Fund
Institutional	$1,000.00	$1,165.20	$3.01	$1,000.00	$1,022.02	$2.81	0.56%
Investor A	1,000.00	1,164.80	4.40	1,000.00	1,020.73	4.11	0.81
Investor C	1,000.00	1,158.70	8.67	1,000.00	1,016.76	8.10	1.61
Class K	1,000.00	1,166.80	1.99	1,000.00	1,022.96	1.86	0.36
Class R	1,000.00	1,162.50	5.42	1,000.00	1,019.79	5.06	1.01

(a)

For each class of the LifePath Dynamic Funds, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because each LifePath Dynamic Fund invests all of its assets in a LifePath Dynamic Master Portfolio, the expense examples reflect the net expenses of both the LifePath Dynamic Fund and the LifePath Dynamic Master Portfolio in which it invests.

(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

18	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Derivative Financial Instruments

The LifePath Dynamic Master Portfolios may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The LifePath Dynamic Master Portfolios’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a LifePath Dynamic Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The LifePath Dynamic Master Portfolios’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

DERIVATIVE FINANCIAL INSTRUMENTS	19

Statements of Assets and Liabilities  (unaudited)

June 30, 2019

	BlackRock LifePath Dynamic Retirement Fund	BlackRock LifePath Dynamic 2020 Fund	BlackRock LifePath Dynamic 2030 Fund	BlackRock LifePath Dynamic 2040 Fund	BlackRock LifePath Dynamic 2050 Fund

ASSETS
Investments at value — from the applicable LifePath Dynamic Master Portfolio	$116,448,982	$297,237,636	$339,235,773	$276,221,245	$105,928,018
Receivables:
Capital shares sold	79,047	301,578	398,639	245,391	151,066
Withdrawals from the LifePath Dynamic Master Portfolio	428,139	532,176	790,449	1,107,047	212,695

Total assets	116,956,168	298,071,390	340,424,861	277,573,683	106,291,779

LIABILITIES
Payables:
Administration fees	29,790	78,103	89,448	72,109	27,784
Capital shares redeemed	507,186	833,754	1,189,088	1,352,439	363,761
Income dividend distributions	11,605	32,609	41,114	32,858	16,316
Professional fees	5,415	5,408	5,429	5,424	5,426
Service and distribution fees	15,443	42,388	50,340	40,487	18,366

Total liabilities	569,439	992,262	1,375,419	1,503,317	431,653

NET ASSETS	$116,386,729	$297,079,128	$339,049,442	$276,070,366	$105,860,126

NET ASSETS CONSIST OF
Paid-in capital	$89,228,829	$215,124,585	$313,057,352	$215,011,924	$87,582,747
Accumulated earnings allocated from the applicable LifePath Dynamic Master Portfolio	27,157,900	81,954,543	25,992,090	61,058,442	18,277,379

NET ASSETS	$116,386,729	$297,079,128	$339,049,442	$276,070,366	$105,860,126

NET ASSET VALUE

Institutional
Net assets	$29,716,903	$67,643,802	$71,186,422	$55,786,765	$14,591,958

Shares outstanding(a)	2,770,131	4,351,285	5,271,747	3,306,037	736,393

Net asset value	$10.73	$15.55	$13.50	$16.87	$19.82

Investor A
Net assets	$69,889,116	$190,048,316	$225,115,863	$182,934,043	$81,546,068

Shares outstanding(a)	7,484,671	13,391,302	17,433,379	12,006,723	4,130,996

Net asset value	$9.34	$14.19	$12.91	$15.24	$19.74

Investor C
Net assets	$758,431	$3,548,653	$3,994,612	$2,964,085	$1,498,359

Shares outstanding(a)	71,686	231,830	302,351	178,888	76,934

Net asset value	$10.58	$15.31	$13.21	$16.57	$19.48

Class K
Net assets	$14,401,070	$32,982,371	$34,186,357	$30,795,860	$5,712,021

Shares outstanding(a)	1,348,260	2,131,209	2,536,865	1,814,895	287,303

Net asset value	$10.68	$15.48	$13.48	$16.97	$19.88

Class R
Net assets	$1,621,209	$2,855,986	$4,566,188	$3,589,613	$2,511,720

Shares outstanding(a)	152,716	185,084	342,570	215,059	127,763

Net asset value	$10.62	$15.43	$13.33	$16.69	$19.66

(a)	Unlimited number of shares authorized, no par value.

See notes to financial statements.

20	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited) (continued)

June 30, 2019

BlackRock LifePath Dynamic 2060 Fund

ASSETS
Investments at value — from the applicable LifePath Dynamic Master Portfolio	$2,509,861
Capital shares sold receivable	1,097
Prepaid expenses	552

Total assets	2,511,510

LIABILITIES
Payables:
Capital shares redeemed	3
Contributions to the LifePath Dynamic Master Portfolio	1,094
Income dividend distributions	12,832
Professional fees	5,444
Service and distribution fees	53

Total liabilities	19,426

NET ASSETS	$2,492,084

NET ASSETS CONSIST OF
Paid-in capital	$2,323,601
Accumulated earnings allocated from the applicable LifePath Dynamic Master Portfolio	168,483

NET ASSETS	$2,492,084

NET ASSET VALUE

Institutional
Net assets	$125,410

Shares outstanding(a)	11,596

Net asset value	$10.81

Investor A
Net assets	$120,428

Shares outstanding(a)	11,143

Net asset value	$10.81

Investor C
Net assets	$29,549

Shares outstanding(a)	2,738

Net asset value	$10.79

Class K
Net assets	$2,194,952

Shares outstanding(a)	202,877

Net asset value	$10.82

Class R
Net assets	$21,745

Shares outstanding(a)	2,011

Net asset value	$10.81

(a)	Unlimited number of shares authorized, no par value.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Operations  (unaudited)

Six Months Ended June 30, 2019

	BlackRock LifePath Dynamic Retirement Fund	BlackRock LifePath Dynamic 2020 Fund	BlackRock LifePath Dynamic 2030 Fund	BlackRock LifePath Dynamic 2040 Fund	BlackRock LifePath Dynamic 2050 Fund

INVESTMENT INCOME
Net investment income allocated from the applicable LifePath Dynamic Master Portfolio:
Dividends — affiliated	$552,385	$1,501,284	$2,280,731	$2,235,335	$939,994
Dividends — unaffiliated	17,630	74,974	432,771	582,881	252,074
Interest — affiliated	964,969	2,392,071	1,545,340	520,281	89,412
Securities lending income — affiliated — net	2,735	7,544	12,149	11,971	5,041
Foreign taxes withheld	(701)	(3,687)	(24,690)	(33,643)	(14,658)
Expenses	(348,024)	(884,240)	(1,017,870)	(837,953)	(324,080)
Fees waived	222,841	567,308	666,816	559,707	218,719

Total investment income	1,411,835	3,655,254	3,895,247	3,038,579	1,166,502

FUND EXPENSES
Administration — class specific	180,052	476,809	539,209	435,675	167,288
Service and distribution — class specific	91,553	257,537	302,428	242,855	107,705
Professional	5,420	5,420	5,422	5,422	5,422
Miscellaneous	1,143	1,300	2,143	543	400

Total expenses	278,168	741,066	849,202	684,495	280,815
Less fees waived and/or reimbursed by the Administrator/Manager	(5,420)	(5,420)	(5,422)	(5,422)	(5,422)

Total expenses after fees waived and/or reimbursed	272,748	735,646	843,780	679,073	275,393

Net investment income	1,139,087	2,919,608	3,051,467	2,359,506	891,109

REALIZED AND UNREALIZED GAIN ALLOCATED FROM THE APPLICABLE LIFEPATH DYNAMIC MASTER PORTFOLIO
Net realized gain from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions	3,035,021	8,274,345	11,257,987	10,540,274	3,375,859
Net change in unrealized appreciation (depreciation) on investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations	7,937,549	21,565,641	29,158,200	26,715,278	10,362,598

Net realized and unrealized gain	10,972,570	29,839,986	40,416,187	37,255,552	13,738,457

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,111,657	$32,759,594	$43,467,654	$39,615,058	$14,629,566

See notes to financial statements.

22	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited) (continued)

Six Months Ended June 30, 2019

BlackRock LifePath Dynamic 2060 Fund

INVESTMENT INCOME
Net investment income allocated from the applicable LifePath Dynamic Master Portfolio:
Dividends — affiliated	$21,239
Dividends — unaffiliated	5,607
Interest — affiliated	1,889
Securities lending income — affiliated — net	416
Foreign taxes withheld	(377)
Expenses	(19,798)
Fees waived	17,400

Total investment income	26,376

FUND EXPENSES
Professional	5,432
Administration — class specific	1,896
Service and distribution — class specific	308
Miscellaneous	57

Total expenses	7,693
Less fees waived and/or reimbursed by the Administrator/Manager	(5,432)

Total expenses after fees waived and/or reimbursed	2,261

Net investment income	24,115

REALIZED AND UNREALIZED GAIN ALLOCATED FROM THE APPLICABLE LIFEPATH DYNAMIC MASTER PORTFOLIO
Net realized gain from investments, futures contracts, forward foreign currency exchange contracts, foreign currency transactions and payment from affiliate	65,700
Net change in unrealized appreciation (depreciation) on investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations	248,305

Net realized and unrealized gain	314,005

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$338,120

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Changes in Net Assets

	BlackRock LifePath Dynamic Retirement Fund		BlackRock LifePath Dynamic 2020 Fund
	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,139,087	$2,702,904	$2,919,608	$6,941,384
Net realized gain	3,035,021	3,307,468	8,274,345	11,670,073
Net change in unrealized appreciation (depreciation)	7,937,549	(9,880,327)	21,565,641	(30,483,633)

Net increase (decrease) in net assets resulting from operations	12,111,657	(3,869,955)	32,759,594	(11,872,176)

DISTRIBUTIONS(a)
Institutional	(232,848)	(2,406,882)	(572,045)	(6,614,459)
Investor A	(574,407)	(6,584,642)	(1,586,239)	(18,648,377)
Investor C	(2,460)	(57,097)	(13,836)	(262,583)
Class K	(127,096)	(1,355,265)	(311,193)	(2,762,198)
Class R	(9,484)	(89,635)	(21,713)	(245,289)

Decrease in net assets resulting from distributions to shareholders	(946,295)	(10,493,521)	(2,505,026)	(28,532,906)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(2,239,710)	(16,360,203)	(17,779,714)	(44,283,954)

NET ASSETS
Total increase (decrease) in net assets	8,925,652	(30,723,679)	12,474,854	(84,689,036)
Beginning of period	107,461,077	138,184,756	284,604,274	369,293,310

End of period	$116,386,729	$107,461,077	$297,079,128	$284,604,274

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

24	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath Dynamic 2030 Fund		BlackRock LifePath Dynamic 2040 Fund
	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,051,467	$6,847,085	$2,359,506	$5,150,084
Net realized gain	11,257,987	19,220,309	10,540,274	17,885,075
Net change in unrealized appreciation (depreciation)	29,158,200	(44,082,511)	26,715,278	(43,537,526)

Net increase (decrease) in net assets resulting from operations	43,467,654	(18,015,117)	39,615,058	(20,502,367)

DISTRIBUTIONS(a)
Institutional	(579,807)	(8,118,699)	(428,952)	(6,790,780)
Investor A	(1,715,267)	(27,107,204)	(1,393,809)	(24,073,191)
Investor C	(14,405)	(446,801)	(9,339)	(308,963)
Class K	(308,992)	(3,444,124)	(261,250)	(3,709,835)
Class R	(29,491)	(293,206)	(21,496)	(277,484)

Decrease in net assets resulting from distributions to shareholders	(2,647,962)	(39,410,034)	(2,114,846)	(35,160,253)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(8,381,909)	(31,919,120)	(11,077,438)	(12,925,013)

NET ASSETS
Total increase (decrease) in net assets	32,437,783	(89,344,271)	26,422,774	(68,587,633)
Beginning of period	306,611,659	395,955,930	249,647,592	318,235,225

End of period	$339,049,442	$306,611,659	$276,070,366	$249,647,592

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath Dynamic 2050 Fund		BlackRock LifePath Dynamic 2060 Fund
	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$891,109	$1,599,726	$24,115	$43,578
Net realized gain	3,375,859	6,552,689	65,700	6,701
Net change in unrealized appreciation (depreciation)	10,362,598	(16,388,946)	248,305	(246,243)

Net increase (decrease) in net assets resulting from operations	14,629,566	(8,236,531)	338,120	(195,964)

DISTRIBUTIONS(a)
Institutional	(98,546)	(1,828,736)	(756)	(1,528)
Investor A	(461,529)	(9,761,167)	(630)	(4,804)
Investor C	(4,888)	(168,958)	(88)	(1,642)
Class K	(43,072)	(614,153)	(15,757)	(152,339)
Class R	(13,952)	(222,605)	(96)	(1,407)

Decrease in net assets resulting from distributions to shareholders	(621,987)	(12,595,619)	(17,327)	(161,720)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital transactions	2,871,621	(11,756,039)	171,961	135,001

NET ASSETS
Total increase (decrease) in net assets	16,879,200	(32,588,189)	492,754	(222,683)
Beginning of period	88,980,926	121,569,115	1,999,330	2,222,013

End of period	$105,860,126	$88,980,926	$2,492,084	$1,999,330

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

26	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic Retirement Fund

	Institutional
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016		2015	2014

Net asset value, beginning of period	$9.69		$11.00	$10.78	$10.33		$11.07	$11.72

Net investment income(a)	0.11		0.25	0.19	0.18		0.16	0.18
Net realized and unrealized gain (loss)	1.02		(0.64)	1.05	0.43		(0.33)	0.38

Net increase (decrease) from investment operations	1.13		(0.39)	1.24	0.61		(0.17)	0.56

Distributions(b)
From net investment income	(0.09)		(0.27)	(0.15)	(0.16)		(0.20)	(0.19)
From net realized gain	—		(0.65)	(0.87)	(0.00	)(c)	(0.36)	(1.02)
From return of capital	—		—	—	—		(0.01)	—

Total distributions	(0.09)		(0.92)	(1.02)	(0.16)		(0.57)	(1.21)

Net asset value, end of period	$10.73		$9.69	$11.00	$10.78		$10.33	$11.07

Total Return(d)
Based on net asset value	11.63	%(e)	(3.68)%	11.68%	5.91%		(1.52)%	4.75%

Ratios to Average Net Assets(f)(g)
Total expenses	0.59	%(h)	0.58%	0.57%	0.58%		0.75%	0.75%

Total expenses after fees waived and/or reimbursed	0.58	%(h)	0.57%	0.56%	0.58%		0.70%	0.75%

Net investment income	2.21	%(h)	2.26%	1.66%	1.66%		1.48%	1.52%

Supplemental Data
Net assets, end of period (000)	$29,717		$25,343	$38,119	$60,166		$141,034	$234,280

Portfolio turnover rate of the BlackRock LifePath Dynamic Retirement Fund(i)	6%		38%	6%	37%		21%	14%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.40%	0.37%	0.38%	0.35%	0.31%	0.31%
Investments in underlying funds	0.08%	0.09%	0.12%	0.10%	0.09%	0.10%

(h)	Annualized.
(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic Retirement Fund (continued)

	Investor A
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016		2015	2014

Net asset value, beginning of period	$8.45		$9.72	$9.64	$9.25		$9.99	$10.69

Net investment income(a)	0.09		0.20	0.14	0.14		0.12	0.14
Net realized and unrealized gain (loss)	0.88		(0.57)	0.94	0.39		(0.30)	0.35

Net increase (decrease) from investment operations	0.97		(0.37)	1.08	0.53		(0.18)	0.49

Distributions(b)
From net investment income	(0.08)		(0.25)	(0.13)	(0.14)		(0.19)	(0.17)
From net realized gain	—		(0.65)	(0.87)	(0.00	)(c)	(0.36)	(1.02)
From return of capital	—		—	—	—		(0.01)	—

Total distributions	(0.08)		(0.90)	(1.00)	(0.14)		(0.56)	(1.19)

Net asset value, end of period	$9.34		$8.45	$9.72	$9.64		$9.25	$9.99

Total Return(d)
Based on net asset value	11.45	%(e)	(3.93)%	11.40%	5.78%		(1.89)%	4.56%

Ratios to Average Net Assets(f)(g)
Total expenses	0.84	%(h)	0.83%	0.82%	0.84%		1.00%	1.01%

Total expenses after fees waived and/or reimbursed	0.83	%(h)	0.82%	0.82%	0.83%		0.95%	1.00%

Net investment income	1.93	%(h)	2.05%	1.46%	1.49%		1.25%	1.27%

Supplemental Data
Net assets, end of period (000)	$69,889		$65,509	$81,900	$81,929		$102,207	$139,853

Portfolio turnover rate of the LifePath Dynamic Retirement Fund(i)	6%		38%	6%	37%		21%	14%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.40%	0.37%	0.37%	0.35%	0.31%	0.33%
Investments in underlying funds	0.08%	0.09%	0.12%	0.10%	0.09%	0.10%

(h)	Annualized.
(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

28	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic Retirement Fund (continued)

	Investor C
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016		2015	2014

Net asset value, beginning of period	$9.57		$10.87	$10.67	$10.22		$10.97	$11.64

Net investment income(a)	0.06		0.13	0.07	0.07		0.06	0.07
Net realized and unrealized gain (loss)	0.99		(0.63)	1.03	0.44		(0.34)	0.36

Net increase (decrease) from investment operations	1.05		(0.50)	1.10	0.51		(0.28)	0.43

Distributions(b)
From net investment income	(0.04)		(0.15)	(0.04)	(0.06)		(0.10)	(0.08)
From net realized gain	—		(0.65)	(0.86)	(0.00	)(c)	(0.36)	(1.02)
From return of capital	—		—	—	—		(0.01)	—

Total distributions	(0.04)		(0.80)	(0.90)	(0.06)		(0.47)	(1.10)

Net asset value, end of period	$10.58		$9.57	$10.87	$10.67		$10.22	$10.97

Total Return(d)
Based on net asset value	10.93	%(e)	(4.67)%	10.47%	4.97%		(2.56)%	3.70%

Ratios to Average Net Assets(f)(g)
Total expenses	1.64	%(h)	1.63%	1.62%	1.63%		1.76%	1.76%

Total expenses after fees waived and/or reimbursed	1.63	%(h)	1.62%	1.62%	1.63%		1.70%	1.75%

Net investment income	1.15	%(h)	1.20%	0.65%	0.66%		0.56%	0.56%

Supplemental Data
Net assets, end of period (000)	$758		$672	$1,034	$1,068		$1,573	$1,295

Portfolio turnover rate of the LifePath Dynamic Retirement Fund(i)	6%		38%	6%	37%		21%	14%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.40%	0.37%	0.38%	0.35%	0.31%	0.33%
Investments in underlying funds	0.08%	0.09%	0.12%	0.10%	0.09%	0.10%

(h)	Annualized.
(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic Retirement Fund (continued)

	Class K
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016		2015	2014

Net asset value, beginning of period	$9.65		$10.96	$10.75	$10.30		$11.05	$11.69

Net investment income(a)	0.12		0.27	0.22	0.21		0.21	0.22
Net realized and unrealized gain (loss)	1.00		(0.64)	1.03	0.43		(0.35)	0.39

Net increase (decrease) from investment operations	1.12		(0.37)	1.25	0.64		(0.14)	0.61

Distributions(b)
From net investment income	(0.09)		(0.29)	(0.17)	(0.19)		(0.24)	(0.23)
From net realized gain	—		(0.65)	(0.87)	(0.00	)(c)	(0.36)	(1.02)
From return of capital	—		—	—	—		(0.01)	—

Total distributions	(0.09)		(0.94)	(1.04)	(0.19)		(0.61)	(1.25)

Net asset value, end of period	$10.68		$9.65	$10.96	$10.75		$10.30	$11.05

Total Return(d)
Based on net asset value	11.67	%(e)	(3.47)%	11.87%	6.20%		(1.28)%	5.24%

Ratios to Average Net Assets(f)(g)
Total expenses	0.39	%(h)	0.38%	0.37%	0.39%		0.42%	0.40%

Total expenses after fees waived and/or reimbursed	0.38	%(h)	0.37%	0.36%	0.38%		0.42%	0.40%

Net investment income	2.37	%(h)	2.54%	1.93%	2.02%		1.96%	1.86%

Supplemental Data
Net assets, end of period (000)	$14,401		$14,901	$15,965	$11,571		$8,577	$3,019

Portfolio turnover rate of the LifePath Dynamic Retirement Fund(i)	6%		38%	6%	37%		21%	14%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.40%	0.37%	0.38%	0.34%	0.30%	0.33%
Investments in underlying funds	0.08%	0.09%	0.12%	0.10%	0.09%	0.10%

(h)	Annualized.
(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

30	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic Retirement Fund (continued)

	Class R
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016		2015	2014

Net asset value, beginning of period	$9.60		$10.91	$10.71	$10.26		$11.01	$11.65

Net investment income(a)	0.09		0.20	0.14	0.15		0.10	0.12
Net realized and unrealized gain (loss)	1.00		(0.64)	1.03	0.42		(0.33)	0.38

Net increase (decrease) from investment operations	1.09		(0.44)	1.17	0.57		(0.23)	0.50

Distributions(b)
From net investment income	(0.07)		(0.22)	(0.10)	(0.12)		(0.15)	(0.12)
From net realized gain	—		(0.65)	(0.87)	(0.00	)(c)	(0.36)	(1.02)
From return of capital	—		—	—	—		(0.01)	—

Total distributions	(0.07)		(0.87)	(0.97)	(0.12)		(0.52)	(1.14)

Net asset value, end of period	$10.62		$9.60	$10.91	$10.71		$10.26	$11.01

Total Return(d)
Based on net asset value	11.35	%(e)	(4.11)%	11.11%	5.59%		(2.10)%	4.25%

Ratios to Average Net Assets(f)(g)
Total expenses	1.04	%(h)	1.03%	1.02%	1.04%		1.25%	1.25%

Total expenses after fees waived and/or reimbursed	1.03	%(h)	1.02%	1.02%	1.04%		1.19%	1.25%

Net investment income	1.79	%(h)	1.87%	1.27%	1.40%		0.99%	0.98%

Supplemental Data
Net assets, end of period (000)	$1,621		$1,036	$1,167	$928		$656	$895

Portfolio turnover rate of the LifePath Dynamic Retirement Fund(i)	6%		38%	6%	37%		21%	14%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.40%	0.37%	0.38%	0.35%	0.31%	0.31%
Investments in underlying funds	0.08%	0.09%	0.12%	0.10%	0.09%	0.10%

(h)	Annualized.
(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2020 Fund

	Institutional
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016		2015	2014

Net asset value, beginning of period	$14.00		$16.00	$14.87	$14.21		$15.65	$16.75

Net investment income(a)	0.16		0.35	0.26	0.25		0.23	0.26
Net realized and unrealized gain (loss)	1.52		(0.96)	1.71	0.64		(0.49)	0.58

Net increase (decrease) from investment operations	1.68		(0.61)	1.97	0.89		(0.26)	0.84

Distributions(b)
From net investment income	(0.13)		(0.38)	(0.22)	(0.23)		(0.27)	(0.26)
In excess of net investment income	—		—	—	(0.00	)(c)	—	—
From net realized gain	—		(1.01)	(0.62)	—		(0.89)	(1.68)
From return of capital	—		—	—	—		(0.02)	—

Total distributions	(0.13)		(1.39)	(0.84)	(0.23)		(1.18)	(1.94)

Net asset value, end of period	$15.55		$14.00	$16.00	$14.87		$14.21	$15.65

Total Return(d)
Based on net asset value	12.02	%(e)	(3.92)%	13.31%	6.29%		(1.78)%	5.06%

Ratios to Average Net Assets(f)(g)
Total expenses	0.57	%(h)	0.57%	0.56%	0.58%		0.73%	0.74%

Total expenses after fees waived and/or reimbursed	0.57	%(h)	0.57%	0.56%	0.58%		0.73%	0.74%

Net investment income	2.17	%(h)	2.19%	1.67%	1.69%		1.44%	1.50%

Supplemental Data
Net assets, end of period (000)	$67,644		$65,442	$100,248	$147,116		$259,411	$490,447

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(i)	5%		19%	10%	50%		18%	21%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.39%	0.37%	0.37%	0.35%	0.34%	0.34%
Investments in underlying funds	0.08%	0.09%	0.13%	0.11%	0.11%	0.11%

(h)	Annualized.
(i)	Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

32	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2020 Fund (continued)

	Investor A
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016		2015	2014

Net asset value, beginning of period	$12.80		$14.75	$13.77	$13.18		$14.61	$15.77

Net investment income(a)	0.13		0.29	0.21	0.20		0.18	0.20
Net realized and unrealized gain (loss)	1.38		(0.88)	1.58	0.59		(0.46)	0.55

Net increase (decrease) from investment operations	1.51		(0.59)	1.79	0.79		(0.28)	0.75

Distributions(b)
From net investment income	(0.12)		(0.35)	(0.19)	(0.20)		(0.24)	(0.23)
In excess of net investment income	—		—	—	(0.00	)(c)	—	—
From net realized gain	—		(1.01)	(0.62)	—		(0.89)	(1.68)
From return of capital	—		—	—	—		(0.02)	—

Total distributions	(0.12)		(1.36)	(0.81)	(0.20)		(1.15)	(1.91)

Net asset value, end of period	$14.19		$12.80	$14.75	$13.77		$13.18	$14.61

Total Return(d)
Based on net asset value	11.79	%(e)	(4.11)%	13.05%	6.04%		(2.03)%	4.79%

Ratios to Average Net Assets(f)(g)
Total expenses	0.82	%(h)	0.82%	0.81%	0.83%		0.98%	0.99%

Total expenses after fees waived and/or reimbursed	0.82	%(h)	0.82%	0.81%	0.83%		0.98%	0.98%

Net investment income	1.91	%(h)	1.98%	1.45%	1.50%		1.24%	1.26%

Supplemental Data
Net assets, end of period (000)	$190,048		$184,184	$231,973	$256,435		$297,027	$367,281

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(i)	5%		19%	10%	50%		18%	21%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.39%	0.37%	0.37%	0.35%	0.33%	0.35%
Investments in underlying funds	0.08%	0.09%	0.13%	0.11%	0.11%	0.11%

(h)	Annualized.
(i)	Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2020 Fund (continued)

	Investor C
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016		2015	2014

Net asset value, beginning of period	$13.80		$15.79	$14.69	$14.05		$15.49	$16.62

Net investment income(a)	0.08		0.19	0.11	0.11		0.08	0.09
Net realized and unrealized gain (loss)	1.49		(0.95)	1.68	0.62		(0.50)	0.57

Net increase (decrease) from investment operations	1.57		(0.76)	1.79	0.73		(0.42)	0.66

Distributions(b)
From net investment income	(0.06)		(0.22)	(0.07)	(0.09)		(0.11)	(0.11)
In excess of net investment income	—		—	—	(0.00	)(c)	—	—
From net realized gain	—		(1.01)	(0.62)	—		(0.89)	(1.68)
From return of capital	—		—	—	—		(0.02)	—

Total distributions	(0.06)		(1.23)	(0.69)	(0.09)		(1.02)	(1.79)

Net asset value, end of period	$15.31		$13.80	$15.79	$14.69		$14.05	$15.49

Total Return(d)
Based on net asset value	11.38	%(e)	(4.89)%	12.16%	5.23%		(2.77)%	3.98%

Ratios to Average Net Assets(f)(g)
Total expenses	1.62	%(h)	1.62%	1.61%	1.63%		1.74%	1.74%

Total expenses after fees waived and/or reimbursed	1.62	%(h)	1.62%	1.61%	1.63%		1.73%	1.73%

Net investment income	1.12	%(h)	1.20%	0.70%	0.76%		0.49%	0.54%

Supplemental Data
Net assets, end of period (000)	$3,549		$3,114	$3,443	$2,871		$2,233	$2,981

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(i)	5%		19%	10%	50%		18%	21%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.39%	0.37%	0.37%	0.35%	0.33%	0.36%
Investments in underlying funds	0.08%	0.09%	0.13%	0.11%	0.11%	0.11%

(h)	Annualized.
(i)	Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

34	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2020 Fund (continued)

	Class K
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016		2015	2014

Net asset value, beginning of period	$13.94		$15.94	$14.82	$14.16		$15.61	$16.73

Net investment income(a)	0.18		0.39	0.30	0.29		0.30	0.32
Net realized and unrealized gain (loss)	1.51		(0.97)	1.70	0.64		(0.51)	0.57

Net increase (decrease) from investment operations	1.69		(0.58)	2.00	0.93		(0.21)	0.89

Distributions(b)
From net investment income	(0.15)		(0.41)	(0.26)	(0.27)		(0.33)	(0.33)
In excess of net investment income	—		—	—	(0.00	)(c)	—	—
From net realized gain	—		(1.01)	(0.62)	—		(0.89)	(1.68)
From return of capital	—		—	—	—		(0.02)	—

Total distributions	(0.15)		(1.42)	(0.88)	(0.27)		(1.24)	(2.01)

Net asset value, end of period	$15.48		$13.94	$15.94	$14.82		$14.16	$15.61

Total Return(d)
Based on net asset value	12.11	%(e)	(3.71)%	13.53%	6.57%		(1.46)%	5.35%

Ratios to Average Net Assets(f)(g)
Total expenses	0.37	%(h)	0.37%	0.36%	0.38%		0.40%	0.39%

Total expenses after fees waived and/or reimbursed	0.37	%(h)	0.37%	0.36%	0.38%		0.40%	0.38%

Net investment income	2.37	%(h)	2.47%	1.92%	2.02%		1.96%	1.90%

Supplemental Data
Net assets, end of period (000)	$32,982		$29,190	$30,865	$29,608		$18,412	$9,545

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(i)	5%		19%	10%	50%		18%	21%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.39%	0.37%	0.37%	0.35%	0.33%	0.36%
Investments in underlying funds	0.08%	0.09%	0.13%	0.11%	0.11%	0.11%

(h)	Annualized.
(i)	Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2020 Fund (continued)

	Class R
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016		2015	2014

Net asset value, beginning of period	$13.91		$15.92	$14.79	$14.14		$15.59	$16.70

Net investment income(a)	0.12		0.29	0.19	0.19		0.16	0.17
Net realized and unrealized gain (loss)	1.51		(0.98)	1.71	0.63		(0.50)	0.58

Net increase (decrease) from investment operations	1.63		(0.69)	1.90	0.82		(0.34)	0.75

Distributions(b)
From net investment income	(0.11)		(0.31)	(0.15)	(0.17)		(0.20)	(0.18)
In excess of net investment income	—		—	—	(0.00	)(c)	—	—
From net realized gain	—		(1.01)	(0.62)	—		(0.89)	(1.68)
From return of capital	—		—	—	—		(0.02)	—

Total distributions	(0.11)		(1.32)	(0.77)	(0.17)		(1.11)	(1.86)

Net asset value, end of period	$15.43		$13.91	$15.92	$14.79		$14.14	$15.59

Total Return(d)
Based on net asset value	11.73	%(e)	(4.40)%	12.88%	5.79%		(2.25)%	4.49%

Ratios to Average Net Assets(f)(g)
Total expenses	1.02	%(h)	1.02%	1.01%	1.03%		1.23%	1.24%

Total expenses after fees waived and/or reimbursed	1.02	%(h)	1.02%	1.00%	1.03%		1.23%	1.23%

Net investment income	1.69	%(h)	1.82%	1.24%	1.31%		1.04%	1.01%

Supplemental Data
Net assets, end of period (000)	$2,856		$2,675	$2,764	$3,252		$3,457	$2,580

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(i)	5%		19%	10%	50%		18%	21%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.39%	0.37%	0.37%	0.35%	0.33%	0.35%
Investments in underlying funds	0.08%	0.09%	0.13%	0.11%	0.11%	0.11%

(h)	Annualized.
(i)	Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

36	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2030 Fund

	Institutional
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014

Net asset value, beginning of period	$11.90		$14.26	$13.79	$13.20	$14.71	$16.01

Net investment income(a)	0.13		0.29	0.24	0.23	0.22	0.24
Net realized and unrealized gain (loss)	1.58		(1.04)	2.13	0.72	(0.51)	0.61

Net increase (decrease) from investment operations	1.71		(0.75)	2.37	0.95	(0.29)	0.85

Distributions(b)
From net investment income	(0.11)		(0.31)	(0.25)	(0.25)	(0.25)	(0.26)
From net realized gain	—		(1.30)	(1.65)	(0.11)	(0.96)	(1.89)
From return of capital	—		—	—	—	(0.01)	—

Total distributions	(0.11)		(1.61)	(1.90)	(0.36)	(1.22)	(2.15)

Net asset value, end of period	$13.50		$11.90	$14.26	$13.79	$13.20	$14.71

Total Return(c)
Based on net asset value	14.39	%(d)	(5.48)%	17.67%	7.24%	(2.05)%	5.32%

Ratios to Average Net Assets(e)(f)
Total expenses	0.57	%(g)	0.56%	0.55%	0.56%	0.70%	0.71%

Total expenses after fees waived and/or reimbursed	0.57	%(g)	0.56%	0.55%	0.56%	0.70%	0.71%

Net investment income	2.04	%(g)	2.01%	1.64%	1.73%	1.46%	1.50%

Supplemental Data
Net assets, end of period (000)	$71,186		$59,749	$90,086	$141,217	$222,491	$449,354

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(h)	9%		29%	21%	61%	21%	33%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.42%	0.39%	0.39%	0.37%	0.37%	0.37%
Investments in underlying funds	0.10%	0.11%	0.14%	0.12%	0.14%	0.14%

(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2030 Fund (continued)

	Investor A
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014

Net asset value, beginning of period	$11.39		$13.72	$13.33	$12.78	$14.28	$15.62

Net investment income(a)	0.11		0.25	0.20	0.20	0.18	0.20
Net realized and unrealized gain (loss)	1.51		(1.00)	2.06	0.68	(0.49)	0.58

Net increase (decrease) from investment operations	1.62		(0.75)	2.26	0.88	(0.31)	0.78

Distributions(b)
From net investment income	(0.10)		(0.28)	(0.22)	(0.22)	(0.22)	(0.23)
From net realized gain	—		(1.30)	(1.65)	(0.11)	(0.96)	(1.89)
From return of capital	—		—	—	—	(0.01)	—

Total distributions	(0.10)		(1.58)	(1.87)	(0.33)	(1.19)	(2.12)

Net asset value, end of period	$12.91		$11.39	$13.72	$13.33	$12.78	$14.28

Total Return(c)
Based on net asset value	14.21	%(d)	(5.69)%	17.43%	6.93%	(2.25)%	4.98%

Ratios to Average Net Assets(e)(f)
Total expenses	0.82	%(g)	0.81%	0.80%	0.81%	0.95%	0.96%

Total expenses after fees waived and/or reimbursed	0.82	%(g)	0.81%	0.80%	0.81%	0.95%	0.96%

Net investment income	1.78	%(g)	1.80%	1.44%	1.53%	1.28%	1.28%

Supplemental Data
Net assets, end of period (000)	$225,116		$212,050	$265,932	$271,354	$298,579	$350,201

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(h)	9%		29%	21%	61%	21%	33%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.42%	0.39%	0.39%	0.37%	0.36%	0.37%
Investments in underlying funds	0.10%	0.11%	0.14%	0.12%	0.14%	0.14%

(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

38	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2030 Fund (continued)

	Investor C
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014

Net asset value, beginning of period	$11.65		$14.01	$13.58	$13.01	$14.52	$15.85

Net investment income(a)	0.06		0.15	0.10	0.10	0.08	0.09
Net realized and unrealized gain (loss)	1.55		(1.04)	2.08	0.69	(0.51)	0.58

Net increase (decrease) from investment operations	1.61		(0.89)	2.18	0.79	(0.43)	0.67

Distributions(b)
From net investment income	(0.05)		(0.17)	(0.10)	(0.11)	(0.11)	(0.11)
From net realized gain	—		(1.30)	(1.65)	(0.11)	(0.96)	(1.89)
From return of capital	—		—	—	—	(0.01)	—

Total distributions	(0.05)		(1.47)	(1.75)	(0.22)	(1.08)	(2.00)

Net asset value, end of period	$13.21		$11.65	$14.01	$13.58	$13.01	$14.52

Total Return(c)
Based on net asset value	13.81	%(d)	(6.53)%	16.48%	6.12%	(3.01)%	4.23%

Ratios to Average Net Assets(e)(f)
Total expenses	1.62	%(g)	1.61%	1.60%	1.61%	1.71%	1.71%

Total expenses after fees waived and/or reimbursed	1.62	%(g)	1.61%	1.60%	1.61%	1.71%	1.71%

Net investment income	0.98	%(g)	1.05%	0.67%	0.74%	0.56%	0.55%

Supplemental Data
Net assets, end of period (000)	$3,995		$4,117	$3,888	$3,217	$3,173	$3,053

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(h)	9%		29%	21%	61%	21%	33%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.42%	0.39%	0.39%	0.37%	0.36%	0.38%
Investments in underlying funds	0.10%	0.11%	0.14%	0.12%	0.14%	0.14%

(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2030 Fund (continued)

	Class K
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014

Net asset value, beginning of period	$11.88		$14.24	$13.77	$13.19	$14.70	$16.01

Net investment income(a)	0.14		0.32	0.28	0.28	0.29	0.31
Net realized and unrealized gain (loss)	1.58		(1.04)	2.12	0.69	(0.52)	0.60

Net increase (decrease) from investment operations	1.72		(0.72)	2.40	0.97	(0.23)	0.91

Distributions(b)
From net investment income	(0.12)		(0.34)	(0.28)	(0.28)	(0.31)	(0.33)
From net realized gain	—		(1.30)	(1.65)	(0.11)	(0.96)	(1.89)
From return of capital	—		—	—	—	(0.01)	—

Total distributions	(0.12)		(1.64)	(1.93)	(0.39)	(1.28)	(2.22)

Net asset value, end of period	$13.48		$11.88	$14.24	$13.77	$13.19	$14.70

Total Return(c)
Based on net asset value	14.52	%(d)	(5.28)%	17.96%	7.42%	(1.66)%	5.66%

Ratios to Average Net Assets(e)(f)
Total expenses	0.37	%(g)	0.36%	0.35%	0.36%	0.37%	0.36%

Total expenses after fees waived and/or reimbursed	0.37	%(g)	0.36%	0.35%	0.36%	0.37%	0.36%

Net investment income	2.23	%(g)	2.27%	1.91%	2.04%	2.01%	1.89%

Supplemental Data
Net assets, end of period (000)	$34,186		$28,121	$33,881	$29,419	$16,171	$9,518

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(h)	9%		29%	21%	61%	21%	33%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.42%	0.39%	0.39%	0.37%	0.36%	0.36%
Investments in underlying funds	0.10%	0.11%	0.14%	0.12%	0.14%	0.14%

(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

40	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2030 Fund (continued)

	Class R
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014

Net asset value, beginning of period	$11.76		$14.12	$13.67	$13.09	$14.60	$15.92

Net investment income(a)	0.10		0.24	0.18	0.17	0.15	0.17
Net realized and unrealized gain (loss)	1.56		(1.05)	2.10	0.71	(0.50)	0.59

Net increase (decrease) from investment operations	1.66		(0.81)	2.28	0.88	(0.35)	0.76

Distributions(b)
From net investment income	(0.09)		(0.25)	(0.18)	(0.19)	(0.19)	(0.19)
From net realized gain	—		(1.30)	(1.65)	(0.11)	(0.96)	(1.89)
	—		—	—	—	(0.01)	—

Total distributions	(0.09)		(1.55)	(1.83)	(0.30)	(1.16)	(2.08)

Net asset value, end of period	$13.33		$11.76	$14.12	$13.67	$13.09	$14.60

Total Return(c)
Based on net asset value	14.15	%(d)	(5.92)%	17.16%	6.74%	(2.50)%	4.73%

Ratios to Average Net Assets(e)(f)
Total expenses	1.02	%(g)	1.01%	1.00%	1.01%	1.20%	1.21%

Total expenses after fees waived and/or reimbursed	1.02	%(g)	1.01%	0.99%	1.01%	1.20%	1.21%

Net investment income	1.63	%(g)	1.70%	1.21%	1.30%	1.07%	1.02%

Supplemental Data
Net assets, end of period (000)	$4,566		$2,575	$2,169	$2,751	$3,178	$3,044

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(h)	9%		29%	21%	61%	21%	33%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.42%	0.39%	0.39%	0.37%	0.36%	0.34%
Investments in underlying funds	0.10%	0.11%	0.14%	0.12%	0.14%	0.14%

(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2040 Fund

	Institutional
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014

Net asset value, beginning of period	$14.62		$18.04	$17.15	$16.24	$18.37	$20.06

Net investment income(a)	0.16		0.34	0.29	0.29	0.27	0.31
Net realized and unrealized gain (loss)	2.22		(1.65)	3.27	1.00	(0.67)	0.79

Net increase (decrease) from investment operations	2.38		(1.31)	3.56	1.29	(0.40)	1.10

Distributions(b)
From net investment income	(0.13)		(0.33)	(0.36)	(0.32)	(0.30)	(0.32)
From net realized gain	—		(1.78)	(2.31)	(0.06)	(1.43)	(2.47)

Total distributions	(0.13)		(2.11)	(2.67)	(0.38)	(1.73)	(2.79)

Net asset value, end of period	$16.87		$14.62	$18.04	$17.15	$16.24	$18.37

Total Return(c)
Based on net asset value	16.29	%(d)	(7.49)%	21.44%	7.97%	(2.29)%	5.48%

Ratios to Average Net Assets(e)(f)
Total expenses	0.56	%(g)	0.55%	0.54%	0.54%	0.67%	0.69%

Total expenses after fees waived and/or reimbursed	0.56	%(g)	0.55%	0.54%	0.54%	0.67%	0.69%

Net investment income	1.95	%(g)	1.87%	1.57%	1.74%	1.46%	1.51%

Supplemental Data
Net assets, end of period (000)	$55,787		$48,056	$67,358	$121,623	$186,357	$434,049

Portfolio turnover rate of the LifePath Dynamic 2040 Fund(h)	11%		39%	30%	77%	19%	42%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.42%	0.40%	0.41%	0.38%	0.39%	0.39%
Investments in underlying funds	0.12%	0.13%	0.16%	0.14%	0.17%	0.16%

(g)	Annualized.
(h)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

42	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2040 Fund (continued)

	Investor A
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014

Net asset value, beginning of period	$13.22		$16.53	$15.91	$15.10	$17.22	$18.98

Net investment income(a)	0.12		0.27	0.24	0.24	0.23	0.25
Net realized and unrealized gain (loss)	2.02		(1.50)	3.01	0.92	(0.65)	0.75

Net increase (decrease) from investment operations	2.14		(1.23)	3.25	1.16	(0.42)	1.00

Distributions(b)
From net investment income	(0.12)		(0.30)	(0.32)	(0.29)	(0.27)	(0.29)
From net realized gain	—		(1.78)	(2.31)	(0.06)	(1.43)	(2.47)

Total distributions	(0.12)		(2.08)	(2.63)	(0.35)	(1.70)	(2.76)

Net asset value, end of period	$15.24		$13.22	$16.53	$15.91	$15.10	$17.22

Total Return(c)
Based on net asset value	16.16	%(d)	(7.70)%	21.17%	7.69%	(2.57)%	5.23%

Ratios to Average Net Assets(e)(f)
Total expenses	0.81	%(g)	0.80%	0.79%	0.79%	0.93%	0.94%

Total expenses after fees waived and/or reimbursed	0.81	%(g)	0.80%	0.79%	0.79%	0.92%	0.94%

Net investment income	1.68	%(g)	1.66%	1.41%	1.55%	1.31%	1.30%

Supplemental Data
Net assets, end of period (000)	$182,934		$168,678	$204,321	$201,118	$221,048	$264,312

Portfolio turnover rate of the LifePath Dynamic 2040 Fund(h)	11%		39%	30%	77%	19%	42%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.42%	0.40%	0.41%	0.38%	0.38%	0.40%
Investments in underlying funds	0.12%	0.13%	0.16%	0.14%	0.17%	0.16%

(g)	Annualized.
(h)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2040 Fund (continued)

	Investor C
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014

Net asset value, beginning of period	$14.37		$17.77	$16.93	$16.05	$18.19	$19.89

Net investment income(a)	0.07		0.15	0.11	0.13	0.11	0.11
Net realized and unrealized gain (loss)	2.18		(1.62)	3.21	0.96	(0.69)	0.79

Net increase (decrease) from investment operations	2.25		(1.47)	3.32	1.09	(0.58)	0.90

Distributions(b)
From net investment income	(0.05)		(0.15)	(0.17)	(0.15)	(0.13)	(0.13)
From net realized gain	—		(1.78)	(2.31)	(0.06)	(1.43)	(2.47)

Total distributions	(0.05)		(1.93)	(2.48)	(0.21)	(1.56)	(2.60)

Net asset value, end of period	$16.57		$14.37	$17.77	$16.93	$16.05	$18.19

Total Return(c)
Based on net asset value	15.68	%(d)	(8.47)%	20.21%	6.82%	(3.28)%	4.49%

Ratios to Average Net Assets(e)(f)
Total expenses	1.61	%(g)	1.60%	1.59%	1.60%	1.68%	1.69%

Total expenses after fees waived and/or reimbursed	1.61	%(g)	1.60%	1.59%	1.59%	1.68%	1.69%

Net investment income	0.90	%(g)	0.86%	0.62%	0.78%	0.61%	0.55%

Supplemental Data
Net assets, end of period (000)	$2,964		$2,541	$3,017	$2,567	$2,492	$2,277

Portfolio turnover rate of the LifePath Dynamic 2040 Fund(h)	11%		39%	30%	77%	19%	42%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.41%	0.40%	0.41%	0.38%	0.38%	0.41%
Investments in underlying funds	0.12%	0.13%	0.16%	0.14%	0.17%	0.16%

(g)	Annualized.
(h)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

44	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2040 Fund (continued)

	Class K
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014

Net asset value, beginning of period	$14.70		$18.13	$17.23	$16.32	$18.47	$20.16

Net investment income(a)	0.17		0.38	0.35	0.34	0.40	0.39
Net realized and unrealized gain (loss)	2.25		(1.66)	3.26	0.99	(0.75)	0.79

Net increase (decrease) from investment operations	2.42		(1.28)	3.61	1.33	(0.35)	1.18

Distributions(b)
From net investment income	(0.15)		(0.37)	(0.40)	(0.36)	(0.37)	(0.40)
From net realized gain	—		(1.78)	(2.31)	(0.06)	(1.43)	(2.47)

Total distributions	(0.15)		(2.15)	(2.71)	(0.42)	(1.80)	(2.87)

Net asset value, end of period	$16.97		$14.70	$18.13	$17.23	$16.32	$18.47

Total Return(c)
Based on net asset value	16.44	%(d)	(7.31)%	21.66%	8.19%	(1.98)%	5.85%

Ratios to Average Net Assets(e)(f)
Total expenses	0.36	%(g)	0.35%	0.34%	0.34%	0.36%	0.34%

Total expenses after fees waived and/or reimbursed	0.36	%(g)	0.35%	0.34%	0.34%	0.35%	0.34%

Net investment income	2.14	%(g)	2.09%	1.87%	2.07%	2.21%	1.90%

Supplemental Data
Net assets, end of period (000)	$30,796		$28,294	$40,407	$33,644	$14,470	$4,980

Portfolio turnover rate of the LifePath Dynamic 2040 Fund(h)	11%		39%	30%	77%	19%	42%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.42%	0.40%	0.41%	0.38%	0.38%	0.40%
Investments in underlying funds	0.12%	0.13%	0.16%	0.14%	0.17%	0.16%

(g)	Annualized.
(h)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2040 Fund (continued)

	Class R
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014

Net asset value, beginning of period	$14.48		$17.89	$17.04	$16.15	$18.29	$19.98

Net investment income(a)	0.12		0.25	0.22	0.23	0.21	0.20
Net realized and unrealized gain (loss)	2.20		(1.63)	3.22	0.98	(0.69)	0.80

Net increase (decrease) from investment operations	2.32		(1.38)	3.44	1.21	(0.48)	1.00

Distributions(b)
From net investment income	(0.11)		(0.25)	(0.28)	(0.26)	(0.23)	(0.22)
From net realized gain	—		(1.78)	(2.31)	(0.06)	(1.43)	(2.47)

Total distributions	(0.11)		(2.03)	(2.59)	(0.32)	(1.66)	(2.69)

Net asset value, end of period	$16.69		$14.48	$17.89	$17.04	$16.15	$18.29

Total Return(c)
Based on net asset value	16.03	%(d)	(7.92)%	20.86%	7.50%	(2.75)%	4.96%

Ratios to Average Net Assets(e)(f)
Total expenses	1.01	%(g)	1.00%	0.99%	1.00%	1.17%	1.19%

Total expenses after fees waived and/or reimbursed	1.01	%(g)	1.00%	0.99%	0.99%	1.17%	1.19%

Net investment income	1.52	%(g)	1.41%	1.22%	1.40%	1.13%	1.01%

Supplemental Data
Net assets, end of period (000)	$3,590		$2,078	$3,132	$2,190	$1,389	$1,162

Portfolio turnover rate of the LifePath Dynamic 2040 Fund(h)	11%		39%	30%	77%	19%	42%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.42%	0.40%	0.41%	0.38%	0.38%	0.39%
Investments in underlying funds	0.12%	0.13%	0.16%	0.14%	0.17%	0.16%

(g)	Annualized.
(h)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio.

See notes to financial statements.

46	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2050 Fund

	Institutional
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014

Net asset value, beginning of period	$17.13		$21.54	$18.58	$17.53	$19.59	$21.37

Net investment income(a)	0.19		0.36	0.33	0.31	0.28	0.33
Net realized and unrealized gain (loss)	2.64		(2.07)	3.89	1.12	(0.74)	0.89

Net increase (decrease) from investment operations	2.83		(1.71)	4.22	1.43	(0.46)	1.22

Distributions(b)
From net investment income	(0.14)		(0.42)	(0.40)	(0.38)	(0.30)	(0.34)
From net realized gain	—		(2.28)	(0.86)	—	(1.30)	(2.66)

Total distributions	(0.14)		(2.70)	(1.26)	(0.38)	(1.60)	(3.00)

Net asset value, end of period	$19.82		$17.13	$21.54	$18.58	$17.53	$19.59

Total Return(c)
Based on net asset value	16.50	%(d)	(8.27)%	22.85%	8.19%	(2.46)%	5.73%

Ratios to Average Net Assets(e)(f)
Total expenses	0.58	%(g)	0.56%	0.54%	0.55%	0.66%	0.68%

Total expenses after fees waived and/or reimbursed	0.56	%(g)	0.55%	0.53%	0.54%	0.65%	0.67%

Net investment income	2.03	%(g)	1.68%	1.59%	1.71%	1.42%	1.51%

Supplemental Data
Net assets, end of period (000)	$14,592		$11,376	$18,804	$31,857	$40,444	$108,741

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(h)	11%		43%	35%	70%	36%	48%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.44%	0.42%	0.42%	0.40%	0.42%	0.41%
Investments in underlying funds	0.11%	0.12%	0.16%	0.15%	0.19%	0.17%

(g)	Annualized.
(h)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio and International Tilts Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2050 Fund (continued)

	Investor A
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014

Net asset value, beginning of period	$17.06		$21.47	$18.54	$17.49	$19.56	$21.35

Net investment income(a)	0.17		0.31	0.29	0.27	0.27	0.28
Net realized and unrealized gain (loss)	2.62		(2.07)	3.86	1.11	(0.77)	0.89

Net increase (decrease) from investment operations	2.79		(1.76)	4.15	1.38	(0.50)	1.17

Distributions(b)
From net investment income	(0.11)		(0.37)	(0.36)	(0.33)	(0.27)	(0.30)
From net realized gain	—		(2.28)	(0.86)	—	(1.30)	(2.66)

Total distributions	(0.11)		(2.65)	(1.22)	(0.33)	(1.57)	(2.96)

Net asset value, end of period	$19.74		$17.06	$21.47	$18.54	$17.49	$19.56

Total Return(c)
Based on net asset value	16.37	%(d)	(8.51)%	22.48%	7.95%	(2.65)%	5.47%

Ratios to Average Net Assets(e)(f)
Total expenses	0.83	%(g)	0.81%	0.79%	0.80%	0.92%	0.93%

Total expenses after fees waived and/or reimbursed	0.81	%(g)	0.80%	0.78%	0.79%	0.91%	0.92%

Net investment income	1.76	%(g)	1.47%	1.43%	1.51%	1.38%	1.30%

Supplemental Data
Net assets, end of period (000)	$81,546		$70,181	$82,949	$69,168	$70,473	$70,442

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(h)	11%		43%	35%	70%	36%	48%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.44%	0.42%	0.42%	0.40%	0.40%	0.42%
Investments in underlying funds	0.11%	0.12%	0.16%	0.15%	0.19%	0.17%

(g)	Annualized.
(h)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio and International Tilts Master Portfolio.

See notes to financial statements.

48	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2050 Fund (continued)

	Investor C
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014

Net asset value, beginning of period	$16.86		$21.26	$18.38	$17.35	$19.43	$21.23

Net investment income(a)	0.09		0.14	0.14	0.13	0.13	0.12
Net realized and unrealized gain (loss)	2.59		(2.05)	3.81	1.09	(0.77)	0.87

Net increase (decrease) from investment operations	2.68		(1.91)	3.95	1.22	(0.64)	0.99

Distributions(b)
From net investment income	(0.06)		(0.21)	(0.21)	(0.19)	(0.14)	(0.13)
From net realized gain	—		(2.28)	(0.86)	—	(1.30)	(2.66)

Total distributions	(0.06)		(2.49)	(1.07)	(0.19)	(1.44)	(2.79)

Net asset value, end of period	$19.48		$16.86	$21.26	$18.38	$17.35	$19.43

Total Return(c)
Based on net asset value	15.92	%(d)	(9.25)%	21.53%	7.08%	(3.41)%	4.67%

Ratios to Average Net Assets(e)(f)
Total expenses	1.63	%(g)	1.61%	1.59%	1.60%	1.68%	1.69%

Total expenses after fees waived and/or reimbursed	1.62	%(g)	1.60%	1.58%	1.59%	1.67%	1.68%

Net investment income	0.96	%(g)	0.68%	0.66%	0.72%	0.66%	0.55%

Supplemental Data
Net assets, end of period (000)	$1,498		$1,299	$1,211	$744	$717	$605

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(h)	11%		43%	35%	70%	36%	48%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.44%	0.42%	0.42%	0.40%	0.40%	0.42%
Investments in underlying funds	0.11%	0.12%	0.16%	0.15%	0.19%	0.17%

(g)	Annualized.
(h)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio and International Tilts Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2050 Fund (continued)

	Class K
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014

Net asset value, beginning of period	$17.18		$21.59	$18.63	$17.58	$19.66	$21.44

Net investment income(a)	0.21		0.37	0.39	0.36	0.39	0.42
Net realized and unrealized gain (loss)	2.64		(2.05)	3.88	1.11	(0.78)	0.89

Net increase (decrease) from investment operations	2.85		(1.68)	4.27	1.47	(0.39)	1.31

Distributions(b)
From net investment income	(0.15)		(0.45)	(0.45)	(0.42)	(0.39)	(0.43)
From net realized gain	—		(2.28)	(0.86)	—	(1.30)	(2.66)

Total distributions	(0.15)		(2.73)	(1.31)	(0.42)	(1.69)	(3.09)

Net asset value, end of period	$19.88		$17.18	$21.59	$18.63	$17.58	$19.66

Total Return(c)
Based on net asset value	16.61	%(d)	(8.11)%	23.07%	8.43%	(2.10)%	6.12%

Ratios to Average Net Assets(e)(f)
Total expenses	0.38	%(g)	0.36%	0.34%	0.34%	0.34%	0.33%

Total expenses after fees waived and/or reimbursed	0.36	%(g)	0.35%	0.33%	0.33%	0.33%	0.32%

Net investment income	2.22	%(g)	1.69%	1.89%	2.00%	2.01%	1.95%

Supplemental Data
Net assets, end of period (000)	$5,712		$4,504	$17,057	$13,388	$1,647	$1,257

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(h)	11%		43%	35%	70%	36%	48%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.44%	0.42%	0.42%	0.40%	0.40%	0.43%
Investments in underlying funds	0.11%	0.12%	0.16%	0.15%	0.19%	0.17%

(g)	Annualized.
(h)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio and International Tilts Master Portfolio.

See notes to financial statements.

50	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2050 Fund (continued)

	Class R
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014

Net asset value, beginning of period	$17.00		$21.42	$18.50	$17.45	$19.53	$21.31

Net investment income(a)	0.15		0.27	0.25	0.23	0.23	0.22
Net realized and unrealized gain (loss)	2.62		(2.08)	3.85	1.11	(0.78)	0.89

Net increase (decrease) from investment operations	2.77		(1.81)	4.10	1.34	(0.55)	1.11

Distributions(b)
From net investment income	(0.11)		(0.33)	(0.32)	(0.29)	(0.23)	(0.23)
From net realized gain	—		(2.28)	(0.86)	—	(1.30)	(2.66)

Total distributions	(0.11)		(2.61)	(1.18)	(0.29)	(1.53)	(2.89)

Net asset value, end of period	$19.66		$17.00	$21.42	$18.50	$17.45	$19.53

Total Return(c)
Based on net asset value	16.28	%(d)	(8.74)%	22.24%	7.75%	(2.92)%	5.21%

Ratios to Average Net Assets(e)(f)
Total expenses	1.03	%(g)	1.01%	0.99%	1.00%	1.17%	1.18%

Total expenses after fees waived and/or reimbursed	1.01	%(g)	1.00%	0.98%	0.99%	1.16%	1.17%

Net investment income	1.56	%(g)	1.29%	1.22%	1.31%	1.20%	1.01%

Supplemental Data
Net assets, end of period (000)	$2,512		$1,620	$1,548	$1,324	$1,550	$1,091

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(h)	11%		43%	35%	70%	36%	48%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.44%	0.42%	0.42%	0.40%	0.40%	0.40%
Investments in underlying funds	0.11%	0.12%	0.16%	0.15%	0.19%	0.17%

(g)	Annualized.
(h)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio and International Tilts Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2060 Fund

	Institutional
	Six Months Ended 06/30/19 (unaudited)		Year Ended 12/31/18	Period from 05/31/17 (a) to 12/31/17

Net asset value, beginning of period	$9.34		$11.02	$10.00

Net investment income(b)	0.11		0.19	0.13
Net realized and unrealized gain (loss)	1.43		(1.13)	1.04

Net increase (decrease) from investment operations	1.54		(0.94)	1.17

Distributions(c)
From net investment income	(0.07)		(0.24)	(0.15)
From net realized gain	—		(0.50)	—

Total distributions	(0.07)		(0.74)	(0.15)

Net asset value, end of period	$10.81		$9.34	$11.02

Total Return(d)
Based on net asset value	16.52	%(e)(f)	(8.64)%	11.71	%(e)

Ratios to Average Net Assets(g)(h)
Total expenses	1.03	%(i)	1.10%	1.03	%(i)(j)

Total expenses after fees waived and/or reimbursed	0.56	%(i)	0.55%	0.56	%(i)

Net investment income	2.49	%(i)	1.73%	2.07	%(i)

Supplemental Data
Net assets, end of period (000)	$125		$19	$27

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(k)	18%		58%	35%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return is 16.41%.
(g)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(h)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18	Period from 05/31/17 (a) to 12/31/17
Allocated fees waived	1.53%	1.50%	1.88%
Investments in underlying funds	0.12%	0.14%	0.23%

(i)	Annualized.
(j)	Audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 1.37%.
(k)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio and International Tilts Master Portfolio.

See notes to financial statements.

52	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2060 Fund (continued)

	Investor A
	Six Months Ended 06/30/19 (unaudited)		Year Ended 12/31/18	Period from 05/31/17 (a) to 12/31/17

Net asset value, beginning of period	$9.33		$11.02	$10.00

Net investment income(b)	0.10		0.17	0.11
Net realized and unrealized gain (loss)	1.44		(1.13)	1.04

Net increase (decrease) from investment operations	1.54		(0.96)	1.15

Distributions(c)
From net investment income	(0.06)		(0.23)	(0.13)
From net realized gain	—		(0.50)	—

Total distributions	(0.06)		(0.73)	(0.13)

Net asset value, end of period	$10.81		$9.33	$11.02

Total Return(d)
Based on net asset value	16.48	%(e)(f)	(8.90)%	11.56	%(e)

Ratios to Average Net Assets(g)(h)
Total expenses	1.29	%(i)	1.36%	1.29	%(i)(j)

Total expenses after fees waived and/or reimbursed	0.81	%(i)	0.80%	0.82	%(i)

Net investment income	1.76	%(i)	1.61%	1.76	%(i)

Supplemental Data
Net assets, end of period (000)	$120		$75	$28

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(k)	18%		58%	35%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return is 16.37%.
(g)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(h)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18	Period from 05/31/17 (a) to 12/31/17
Allocated fees waived	1.53%	1.50%	1.88%
Investments in underlying funds	0.12%	0.14%	0.23%

(i)	Annualized.
(j)	Audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 1.62%.
(k)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio and International Tilts Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2060 Fund (continued)

	Investor C
	Six Months Ended 06/30/19 (unaudited)		Year Ended 12/31/18	Period from 05/31/17 (a) to 12/31/17

Net asset value, beginning of period	$9.34		$11.02	$10.00

Net investment income(b)	0.04		0.08	0.06
Net realized and unrealized gain (loss)	1.44		(1.13)	1.05

Net increase (decrease) from investment operations	1.48		(1.05)	1.11

Distributions(c)
From net investment income	(0.03)		(0.13)	(0.09)
From net realized gain	—		(0.50)	—

Total distributions	(0.03)		(0.63)	(0.09)

Net asset value, end of period	$10.79		$9.34	$11.02

Total Return(d)
Based on net asset value	15.87	%(e)(f)	(9.60)%	11.07	%(e)

Ratios to Average Net Assets(g)(h)
Total expenses	2.09	%(i)	2.16%	2.08	%(i)(j)

Total expenses after fees waived and/or reimbursed	1.61	%(i)	1.60%	1.61	%(i)

Net investment income	0.91	%(i)	0.71%	0.94	%(i)

Supplemental Data
Net assets, end of period (000)	$30		$25	$28

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(k)	18%		58%	35%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return is 15.76%.
(g)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(h)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18	Period from 05/31/17 (a) to 12/31/17
Allocated fees waived	1.53%	1.50%	1.88%
Investments in underlying funds	0.12%	0.14%	0.23%

(i)	Annualized.
(j)	Audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 2.41%.
(k)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio and International Tilts Master Portfolio.

See notes to financial statements.

54	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2060 Fund (continued)

	Class K
	Six Months Ended 06/30/19 (unaudited)		Year Ended 12/31/18	Period from 05/31/17 (a) to 12/31/17

Net asset value, beginning of period	$9.34		$11.02	$10.00

Net investment income(b)	0.11		0.22	0.13
Net realized and unrealized gain (loss)	1.45		(1.13)	1.05

Net increase (decrease) from investment operations	1.56		(0.91)	1.18

Distributions(c)
From net investment income	(0.08)		(0.27)	(0.16)
From net realized gain	—		(0.50)	—

Total distributions	(0.08)		(0.77)	(0.16)

Net asset value, end of period	$10.82		$9.34	$11.02

Total Return(d)
Based on net asset value	16.68	%(e)(f)	(8.45)%	11.82	%(e)

Ratios to Average Net Assets(g)(h)
Total expenses	0.84	%(i)	0.90%	0.82	%(i)(j)

Total expenses after fees waived and/or reimbursed	0.36	%(i)	0.35%	0.35	%(i)

Net investment income	2.15	%(i)	1.96%	2.11	%(i)

Supplemental Data
Net assets, end of period (000)	$2,195		$1,862	$2,116

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(k)	18%		58%	35%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return is 16.58%.
(g)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(h)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18	Period from 05/31/17 (a) to 12/31/17
Allocated fees waived	1.53%	1.50%	1.88%
Investments in underlying funds	0.12%	0.14%	0.23%

(i)	Annualized.
(j)	Audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 1.15%.
(k)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio and International Tilts Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2060 Fund (continued)

	Class R
	Six Months Ended 06/30/19 (unaudited)		Year Ended 12/31/18	Period from 05/31/17 (a) to 12/31/17

Net asset value, beginning of period	$9.34		$11.02	$10.00

Net investment income(b)	0.08		0.15	0.10
Net realized and unrealized gain (loss)	1.44		(1.13)	1.04

Net increase (decrease) from investment operations	1.52		(0.98)	1.14

Distributions(c)
From net investment income	(0.05)		(0.20)	(0.12)
From net realized gain	—		(0.50)	—

Total distributions	(0.05)		(0.70)	(0.12)

Net asset value, end of period	$10.81		$9.34	$11.02

Total Return(d)
Based on net asset value	16.25	%(e)(f)	(9.05)%	11.40	%(e)

Ratios to Average Net Assets(g)(h)
Total expenses	1.49	%(i)	1.55%	1.49	%(i)(j)

Total expenses after fees waived and/or reimbursed	1.01	%(i)	1.00%	1.01	%(i)

Net investment income	1.51	%(i)	1.30%	1.55	%(i)

Supplemental Data
Net assets, end of period (000)	$22		$19	$22

Portfolio turnover rate of the LifePath Dynamic Master Portfolio(k)	18%		58%	35%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return is 16.14%.
(g)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(h)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18	Period from 05/31/17 (a) to 12/31/17
Allocated fees waived	1.53%	1.50%	1.88%
Investments in underlying funds	0.12%	0.14%	0.23%

(i)	Annualized.
(j)	Audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 1.82%.
(k)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio and International Tilts Master Portfolio.

See notes to financial statements.

56	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “LifePath Dynamic Funds” or individually as a “LifePath Dynamic Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath Dynamic Retirement Fund	LifePath Dynamic Retirement Fund	Diversified
BlackRock LifePath Dynamic 2020 Fund	LifePath Dynamic 2020 Fund	Diversified
BlackRock LifePath Dynamic 2030 Fund	LifePath Dynamic 2030 Fund	Diversified
BlackRock LifePath Dynamic 2040 Fund	LifePath Dynamic 2040 Fund	Diversified
BlackRock LifePath Dynamic 2050 Fund	LifePath Dynamic 2050 Fund	Diversified
BlackRock LifePath Dynamic 2060 Fund	LifePath Dynamic 2060 Fund	Diversified

Each LifePath Dynamic Fund seeks to achieve its investment objective by investing all of its assets in a corresponding series of Master Investment Portfolio (“MIP”): LifePath® Dynamic Retirement Master Portfolio, LifePath® Dynamic 2020 Master Portfolio, LifePath® Dynamic 2030 Master Portfolio, LifePath® Dynamic 2040 Master Portfolio, LifePath® Dynamic 2050 Master Portfolio and LifePath® Dynamic 2060 Master Portfolio (each, a “LifePath Dynamic Master Portfolio” and together, the “LifePath Dynamic Master Portfolios”). MIP is an affiliate of the Trust. Each LifePath Dynamic Master Portfolio has the same investment objective and strategies as its corresponding LifePath Dynamic Fund. The value of each LifePath Dynamic Fund’s investment in its corresponding LifePath Dynamic Master Portfolio reflects the LifePath Dynamic Fund’s proportionate interest in the net assets of the LifePath Dynamic Master Portfolio. The performance of each LifePath Dynamic Fund is directly affected by the performance of the LifePath Dynamic Master Portfolios. At June 30, 2019, the percentage of each LifePath Dynamic Master Portfolio owned by the corresponding LifePath Dynamic Fund was approximately 100% for each of the LifePath Dynamic Funds, respectively. As such, the financial statements of the LifePath Dynamic Master Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the LifePath Dynamic Funds’ financial statements.

Each LifePath Dynamic Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are available only to certain employer-sponsored retirement plans. Effective November 8, 2018, the LifePath Dynamic Funds adopted an automatic conversion feature whereby Investor C Shares held for approximately ten years will be automatically converted into Investor A Shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan). The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees”.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes		To Investor A Shares after approximately 10 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The LifePath Dynamic Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (“BAL” or the “Administrator”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

On May 15, 2019, the Board of Trustees of BlackRock Funds III approved the reorganization of the LifePath Dynamic 2020 Fund (the “Target Fund”) with and into the LifePath Dynamic Retirement Fund. The reorganization is expected to occur during the fourth quarter of 2019 and is not subject to approval by the Target Fund’s shareholders.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each LifePath Dynamic Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from each LifePath Dynamic Master Portfolio are accounted for on a trade date basis. Each LifePath Dynamic Fund records its proportionate share of the LifePath Dynamic Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the LifePath Dynamic Funds accrue their own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements  (unaudited) (continued)

Distributions: Distributions from net investment income are declared and paid quarterly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The portion of distributions, if any, that exceeds a LifePath Dynamic Fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a LifePath Dynamic Fund enters into contracts that contain a variety of representations that provide general indemnification. A LifePath Dynamic Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a LifePath Dynamic Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a LifePath Dynamic Fund or its classes are charged to that LifePath Dynamic Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the LifePath Dynamic Funds and other shared expenses prorated to the LifePath Dynamic Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The LifePath Dynamic Funds’ policy is to value their financial instruments at fair value. Each LifePath Dynamic Fund records its investment in the LifePath Dynamic Master Portfolio at fair value based on the LifePath Dynamic Funds’ proportionate interest in the net assets of the LifePath Dynamic Master Portfolio. Valuation of securities held by the LifePath Dynamic Master Portfolio is discussed in Note 3 of the LifePath Dynamic Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4.	ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Administration: The Trust, on behalf of the LifePath Dynamic Funds entered into an Administration Agreement with BAL which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the LifePath Dynamic Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the LifePath Dynamic Funds. BAL is entitled to receive for these administrative services an annual fee of 0.35% based on the average daily net assets of each LifePath Dynamic Fund’s Institutional and Investor A Shares, 0.40% of the average daily net assets of Investor C Shares, 0.15% of the average daily net assets of Class K Shares and 0.30% of the average daily net assets of Class R Shares.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the LifePath Dynamic Funds and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators.

For the six months ended June 30, 2019, the following table shows the class specific administration fees borne directly by each share class of each LifePath Dynamic Fund:

	Institutional	Investor A	Investor C	Class K	Class R	Total
LifePath Dynamic Retirement Fund	$46,952	$119,243	$1,384	$10,745	$1,728	$180,052
LifePath Dynamic 2020 Fund	114,089	328,686	6,741	23,753	3,540	476,809
LifePath Dynamic 2030 Fund	116,548	386,262	7,610	24,346	4,443	539,209
LifePath Dynamic 2040 Fund	91,699	313,281	5,489	22,046	3,160	435,675
LifePath Dynamic 2050 Fund	23,300	134,688	2,827	3,878	2,595	167,288
LifePath Dynamic 2060 Fund	81	166	55	1,563	31	1,896

Service and Distribution Fees: The Trust, on behalf of the LifePath Dynamic Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each LifePath Dynamic Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each LifePath Dynamic Fund as follows:

	Service Fees	Distribution Fees
Investor A	0.25%	—%
Investor C	0.25	0.75
Class R	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the LifePath Dynamic Funds. The ongoing service and/or distribution fee compensates/reimburses BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

58	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

For the six months ended June 30, 2019, the following table shows the class specific service and distribution fees borne directly by each share class of each LifePath Dynamic Fund:

Service and Distribution Fees	Investor A	Investor C	Class R	Total
LifePath Dynamic Retirement Fund	$85,203	$3,465	$2,885	$91,553
LifePath Dynamic 2020 Fund	234,791	16,870	5,876	257,537
LifePath Dynamic 2030 Fund	275,981	19,030	7,417	302,428
LifePath Dynamic 2040 Fund	223,853	13,737	5,265	242,855
LifePath Dynamic 2050 Fund	96,302	7,081	4,322	107,705
LifePath Dynamic 2060 Fund	118	138	52	308

Other Fees: For the six months ended June 30, 2019, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each LifePath Dynamic Fund’s Investor A Shares as follows:

	LifePath Dynamic Retirement Fund	LifePath Dynamic 2020 Fund	LifePath Dynamic 2030 Fund	LifePath Dynamic 2040 Fund	LifePath Dynamic 2050 Fund	LifePath Dynamic 2060 Fund
Investor A	$441	$313	$641	$863	$158	$101

For the six months ended June 30, 2019, affiliates received CDSCs as follows:

	LifePath Dynamic Retirement Fund	LifePath Dynamic 2020 Fund	LifePath Dynamic 2030 Fund	LifePath Dynamic 2040 Fund	LifePath Dynamic 2050 Fund	LifePath Dynamic 2060 Fund
Investor A	$—	$29	$—	$—	$—	$—
Investor C	—	—	—	—	45	—

Expense Waivers and Reimbursements: The fees and expenses of Trust’s trustees who are not “interested persons” of Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the LifePath Dynamic Funds’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the LifePath Dynamic Funds. BAL has contractually agreed to reimburse the LifePath Dynamic Funds or provide an offsetting credit against the administration fees paid by the LifePath Dynamic Funds in an amount equal to these independent expenses through April 30, 2029 for each LifePath Dynamic Fund other than the LifePath Dynamic Retirement Fund (for which the contractual arrangement is in effect through April 30, 2030). These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended June 30, 2019, the LifePath Dynamic Funds waived the following amounts:

Amounts waived
LifePath Dynamic Retirement Fund	$5,420
LifePath Dynamic 2020 Fund	5,420
LifePath Dynamic 2030 Fund	5,422
LifePath Dynamic 2040 Fund	5,422
LifePath Dynamic 2050 Fund	5,422
LifePath Dynamic 2060 Fund	5,432

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the LifePath Dynamic Funds may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each LifePath Dynamic Fund’s investment policies and restrictions. Each LifePath Dynamic Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2019, the Trust did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the LifePath Dynamic Funds are trustees and/or officers of BlackRock or its affiliates.

5.	INCOME TAX INFORMATION

It is each LifePath Dynamic Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each LifePath Dynamic Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each LifePath Dynamic Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2018 except for LifePath Dynamic 2060 Fund, which remains open for the period ended December 31, 2017 and the year ended December 31, 2018. The statutes of limitations on each LifePath Dynamic Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements  (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the LifePath Dynamic Funds as of June 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the LifePath Dynamic Funds’ financial statements.

6.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 06/30/19		Year Ended 12/31/18
LifePath Dynamic Retirement Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	713,107	$7,349,364	2,866,473	$31,024,293
Shares issued in reinvestment of distributions	21,965	232,710	239,094	2,405,195
Shares redeemed	(579,370)	(5,864,640)	(3,956,542)	(43,163,858)

Net increase (decrease)	155,702	$1,717,434	(850,975)	$(9,734,370)

Investor A
Shares sold	398,795	$3,604,377	894,821	$8,574,231
Shares issued in reinvestment of distributions	62,295	574,407	751,052	6,584,641
Shares redeemed	(728,739)	(6,585,032)	(2,322,442)	(22,315,745)

Net decrease	(267,649)	$(2,406,248)	(676,569)	$(7,156,873)

Investor C
Shares sold	7,308	$75,131	33,013	$355,463
Shares issued in reinvestment of distributions	235	2,460	5,764	56,977
Shares redeemed	(6,062)	(60,242)	(63,695)	(685,852)

Net increase (decrease)	1,481	$17,349	(24,918)	$(273,412)

Class K
Shares sold	431,365	$4,379,752	454,171	$4,912,038
Shares issued in reinvestment of distributions	12,056	127,096	135,646	1,355,266
Shares redeemed	(639,212)	(6,550,287)	(502,455)	(5,464,385)

Net increase (decrease)	(195,791)	$(2,043,439)	87,362	$802,919

Class R
Shares sold	69,797	$731,666	58,956	$635,653
Shares issued in reinvestment of distributions	902	9,484	9,034	89,585
Shares redeemed	(25,882)	(265,956)	(67,070)	(723,705)

Net increase	44,817	$475,194	920	$1,533

Total Net Decrease	(261,440)	$(2,239,710)	(1,464,180)	$(16,360,203)

	Six Months Ended 06/30/19		Year Ended 12/31/18
LifePath Dynamic 2020 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	463,592	$6,844,390	923,165	$14,712,468
Shares issued in reinvestment of distributions	37,284	571,879	453,513	6,612,560
Shares redeemed	(822,877)	(12,041,486)	(2,966,936)	(46,875,159)

Net decrease	(322,001)	$(4,625,217)	(1,590,258)	$(25,550,131)

Investor A
Shares sold	527,807	$7,230,947	849,966	$12,411,389
Shares issued in reinvestment of distributions	113,297	1,586,239	1,403,630	18,648,376
Shares redeemed	(1,643,168)	(22,461,617)	(3,583,108)	(52,426,699)

Net decrease	(1,002,064)	$(13,644,431)	(1,329,512)	$(21,366,934)

Investor C
Shares sold	16,416	$240,971	53,880	$847,169
Shares issued in reinvestment of distributions	916	13,836	18,490	262,569
Shares redeemed	(11,189)	(166,314)	(64,708)	(1,013,358)

Net increase	6,143	$88,493	7,662	$96,380

60	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 06/30/19		Year Ended 12/31/18
LifePath Dynamic 2020 Fund	Shares	Amount	Shares	Amount

Class K
Shares sold	539,387	$8,033,519	745,872	$11,828,905
Shares issued in reinvestment of distributions	20,382	311,193	191,367	2,762,199
Shares redeemed	(522,532)	(7,866,680)	(779,229)	(12,345,832)

Net increase	37,237	$478,032	158,010	$2,245,272

Class R
Shares sold	119,868	$1,839,543	48,584	$769,733
Shares issued in reinvestment of distributions	1,424	21,714	17,068	245,290
Shares redeemed	(128,455)	(1,937,848)	(47,039)	(723,564)

Net increase (decrease)	(7,163)	$(76,591)	18,613	$291,459

Total Net Decrease	(1,287,848)	$(17,779,714)	(2,735,485)	$(44,283,954)

	Six Months Ended 06/30/19		Year Ended 12/31/18
LifePath Dynamic 2030 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	802,374	$10,304,766	1,415,872	$20,180,716
Shares issued in reinvestment of distributions	43,369	578,524	646,592	8,092,824
Shares redeemed	(593,383)	(7,581,509)	(3,358,711)	(47,018,732)

Net increase (decrease)	252,360	$3,301,781	(1,296,247)	$(18,745,192)

Investor A
Shares sold	731,510	$9,147,302	1,005,027	$13,682,162
Shares issued in reinvestment of distributions	134,449	1,715,233	2,277,646	27,106,662
Shares redeemed	(2,053,263)	(25,526,904)	(4,043,458)	(54,971,534)

Net decrease	(1,187,304)	$(14,664,369)	(760,785)	$(14,182,710)

Investor C
Shares sold	43,627	$558,633	98,595	$1,338,702
Shares issued in reinvestment of distributions	1,089	14,278	36,989	445,397
Shares redeemed	(95,684)	(1,187,142)	(59,841)	(831,518)

Net increase (decrease)	(50,968)	$(614,231)	75,743	$952,581

Class K
Shares sold	720,788	$9,072,461	623,568	$8,810,189
Shares issued in reinvestment of distributions	23,208	308,992	278,123	3,444,124
Shares redeemed	(574,657)	(7,420,777)	(913,582)	(13,052,294)

Net increase (decrease)	169,339	$1,960,676	(11,891)	$(797,981)

Class R
Shares sold	179,588	$2,365,219	90,948	$1,251,160
Shares issued in reinvestment of distributions	2,228	29,484	24,097	293,087
Shares redeemed	(58,203)	(760,469)	(49,651)	(690,065)

Net increase	123,613	$1,634,234	65,394	$854,182

Total Net Decrease	(692,960)	$(8,381,909)	(1,927,786)	$(31,919,120)

	Six Months Ended 06/30/19		Year Ended 12/31/18
LifePath Dynamic 2040 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	361,377	$5,775,018	736,859	$13,313,279
Shares issued in reinvestment of distributions	25,699	428,924	441,045	6,790,331
Shares redeemed	(367,713)	(5,790,784)	(1,624,875)	(28,589,557)

Net increase (decrease)	19,363	$413,158	(446,971)	$(8,485,947)

Investor A
Shares sold	518,115	$7,649,211	932,113	$15,239,536
Shares issued in reinvestment of distributions	92,447	1,393,789	1,734,381	24,072,835
Shares redeemed	(1,367,334)	(20,037,334)	(2,265,572)	(36,934,464)

Net increase (decrease)	(756,772)	$(10,994,334)	400,922	$2,377,907

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 06/30/19		Year Ended 12/31/18
LifePath Dynamic 2040 Fund	Shares	Amount	Shares	Amount

Investor C
Shares sold	23,802	$379,487	43,535	$769,794
Shares issued in reinvestment of distributions	565	9,319	20,621	307,900
Shares redeemed	(22,343)	(353,322)	(57,089)	(1,002,122)

Net increase	2,024	$35,484	7,067	$75,572

Class K
Shares sold	278,101	$4,562,626	578,699	$10,437,852
Shares issued in reinvestment of distributions	15,572	261,250	240,641	3,709,834
Shares redeemed	(403,390)	(6,574,397)	(1,123,506)	(20,424,291)

Net decrease	(109,717)	$(1,750,521)	(304,166)	$(6,276,605)

Class R
Shares sold	125,594	$2,095,142	68,773	$1,204,701
Shares issued in reinvestment of distributions	1,294	21,476	18,201	277,328
Shares redeemed	(55,333)	(897,843)	(118,530)	(2,097,969)

Net increase (decrease)	71,555	$1,218,775	(31,556)	$(615,940)

Total Net Decrease	(773,547)	$(11,077,438)	(374,704)	$(12,925,013)

	Six Months Ended 06/30/19		Year Ended 12/31/18
LifePath Dynamic 2050 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	151,120	$2,851,236	283,749	$6,079,668
Shares issued in reinvestment of distributions	4,993	98,475	100,332	1,827,322
Shares redeemed	(84,000)	(1,571,824)	(592,884)	(12,398,432)

Net increase (decrease)	72,113	$1,377,887	(208,803)	$(4,491,442)

Investor A
Shares sold	308,611	$5,862,102	441,499	$9,429,787
Shares issued in reinvestment of distributions	23,449	461,529	544,631	9,761,145
Shares redeemed	(314,795)	(5,949,297)	(735,442)	(15,732,745)

Net increase	17,265	$374,334	250,688	$3,458,187

Investor C
Shares sold	12,378	$232,356	31,288	$658,114
Shares issued in reinvestment of distributions	251	4,888	9,619	168,958
Shares redeemed	(12,770)	(238,750)	(20,782)	(439,221)

Net increase (decrease)	(141)	$(1,506)	20,125	$387,851

Class K
Shares sold	69,187	$1,309,978	133,927	$2,888,969
Shares issued in reinvestment of distributions	2,179	43,072	34,151	614,153
Shares redeemed	(46,260)	(882,790)	(696,001)	(15,056,171)

Net increase (decrease)	25,106	$470,260	(527,923)	$(11,553,049)

Class R
Shares sold	70,382	$1,373,666	45,804	$967,469
Shares issued in reinvestment of distributions	710	13,952	12,473	222,600
Shares redeemed	(38,613)	(736,972)	(35,285)	(747,655)

Net increase	32,479	$650,646	22,992	$442,414

Total Net Increase (Decrease)	146,822	$2,871,621	(442,921)	$(11,756,039)

62	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 06/30/19		Year Ended 12/31/18
LifePath Dynamic 2060 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	9,533	$101,599	113	$1,272
Shares issued in reinvestment of distributions	56	611	3	32
Shares redeemed	(40)	(417)	(542)	(6,118)

Net increase (decrease)	9,549	$101,793	(426)	$(4,814)

Investor A
Shares sold	3,474	$37,135	5,197	$57,903
Shares issued in reinvestment of distributions	48	515	354	3,346
Shares redeemed	(415)	(4,462)	(94)	(927)

Net increase	3,107	$33,188	5,457	$60,322

Investor C
Shares sold	98	$1,028	96	$1,000
Shares issued in reinvestment of distributions	2	24	39	372
Shares redeemed	—	—	(11)	(103)

Net increase	100	$1,052	124	$1,269

Class K
Shares sold	5,134	$52,826	7,352	$79,112
Shares issued in reinvestment of distributions	76	822	449	4,279
Shares redeemed	(1,651)	(17,720)	(493)	(5,174)

Net increase	3,559	$35,928	7,308	$78,217

Class R
Shares sold	—	$—	—	$—
Shares issued in reinvestment of distributions	—	—	1	7
Shares redeemed	—	—	—	—

Net increase	—	$—	1	$7

Total Net Increase	16,315	$171,961	12,464	$135,001

As of June 30, 2019, shares of the LifePath Dynamic Funds owned by BlackRock HoldCo. 2, Inc., an affiliate of the LifePath Dynamic Funds, were as follows:

LifePath Dynamic 2060 Fund
Institutional	2,000
Investor A	2,000
Investor C	2,000
Class K	192,000
Class R	2,000

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the LifePath Dynamic Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	63

Master Portfolio Information as of June 30, 2019	Master Investment Portfolio

LifePath® Dynamic Retirement Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Fixed Income Funds	55%
Equity Funds	38
Short-Term Securities	3
Common Stocks	2
Other Assets Less Liabilities	2

TEN LARGEST HOLDINGS

Holdings	Percent of Net Assets
CoreAlpha Bond Master Portfolio	39%
Active Stock Master Portfolio	23
iShares TIPS Bond ETF	8
Master Total Return Portfolio	8
International Tilts Master Portfolio	6
BlackRock Advantage Emerging Markets Fund — Class K	3
BlackRock Tactical Opportunities Fund — Class K	3
BlackRock Cash Funds: Treasury, SL Agency Shares	3
iShares MSCI EAFE Small-Cap ETF	1
iShares Edge MSCI Multifactor International ETF	1

LifePath® Dynamic 2020 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Fixed Income Funds	52%
Equity Funds	41
Short-Term Securities	4
Common Stocks	2
Other Assets Less Liabilities	1

TEN LARGEST HOLDINGS

Holdings	Percent of Net Assets
CoreAlpha Bond Master Portfolio	37%
Active Stock Master Portfolio	25
iShares TIPS Bond ETF	8
Master Total Return Portfolio	7
International Tilts Master Portfolio	6
BlackRock Advantage Emerging Markets Fund — Class K	4
BlackRock Tactical Opportunities Fund — Class K	3
BlackRock Cash Funds: Treasury, SL Agency Shares	2
BlackRock Cash Funds: Institutional, SL Agency Shares	2
iShares MSCI EAFE Small-Cap ETF	2

LifePath® Dynamic 2030 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Equity Funds	62%
Fixed Income Funds	28
Common Stocks	4
Short-Term Securities	3
Other Assets Less Liabilities	3

TEN LARGEST HOLDINGS

Holdings	Percent of Net Assets
Active Stock Master Portfolio	37%
CoreAlpha Bond Master Portfolio	20
International Tilts Master Portfolio	11
BlackRock Advantage Emerging Markets Fund — Class K	6
iShares TIPS Bond ETF	5
BlackRock Cash Funds: Treasury, SL Agency Shares	3
BlackRock Tactical Opportunities Fund — Class K	3
iShares MSCI EAFE Small-Cap ETF	2
Master Total Return Portfolio	2
iShares Edge MSCI Multifactor International ETF	2

The LifePath Dynamic Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the LifePath Dynamic Master Portfolios are regularly monitored and their composition may vary throughout various periods.

64	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Master Portfolio Information as of June 30, 2019 (continued)	Master Investment Portfolio

LifePath® Dynamic 2040 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Equity Funds	78%
Fixed Income Funds	10
Short-Term Securities	6
Common Stocks	6

TEN LARGEST HOLDINGS

Holdings	Percent of Net Assets
Active Stock Master Portfolio	44%
International Tilts Master Portfolio	14
BlackRock Advantage Emerging Markets Fund — Class K	9
CoreAlpha Bond Master Portfolio	6
BlackRock Cash Funds: Treasury, SL Agency Shares	5
iShares MSCI EAFE Small-Cap ETF	4
BlackRock Tactical Opportunities Fund — Class K	3
iShares TIPS Bond ETF	2
iShares Edge MSCI Multifactor USA ETF	2
iShares Edge MSCI Multifactor International ETF	2

LifePath® Dynamic 2050 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Equity Funds	83%
Short-Term Securities	7
Common Stocks	7
Fixed Income Funds	1
Other Assets Less Liabilities	2

TEN LARGEST HOLDINGS

Holdings	Percent of Net Assets
Active Stock Master Portfolio	47%
International Tilts Master Portfolio	16
BlackRock Advantage Emerging Markets Fund — Class K	10
BlackRock Cash Funds: Treasury, SL Agency Shares	6
iShares Edge MSCI Multifactor USA ETF	4
iShares MSCI EAFE Small-Cap ETF	3
iShares Edge MSCI Multifactor International ETF	3
BlackRock Cash Funds: Institutional, SL Agency Shares	1
CoreAlpha Bond Master Portfolio	1

LifePath® Dynamic 2060 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Equity Funds	84%
Common Stocks	7
Short-Term Securities	5
Fixed Income Funds	1
Other Assets Less Liabilities	3

TEN LARGEST HOLDINGS

Holdings	Percent of Net Assets
Active Stock Master Portfolio	47%
International Tilts Master Portfolio	13
BlackRock Advantage Emerging Markets Fund — Class K	10
BlackRock Cash Funds: Treasury, SL Agency Shares	5
iShares Edge MSCI Multifactor USA ETF	4
iShares MSCI EAFE Small-Cap ETF	3
iShares Edge MSCI Multifactor International ETF	3
iShares Russell 2000 ETF	2
iShares MSCI Canada ETF	2
CoreAlpha Bond Master Portfolio	1

The LifePath Dynamic Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the LifePath Dynamic Master Portfolios are regularly monitored and their composition may vary throughout various periods.

MASTER PORTFOLIO INFORMATION	65

Schedule of Investments (unaudited) June 30, 2019	LifePath Dynamic Retirement Master Portfolio (Percentages shown are based on Net Assets)

Security	Investment Value	Value

Affiliated Investment Companies(f) — 96.8%

Equity Funds — 37.9%
Active Stock Master Portfolio	$26,822,702	$26,822,702

	Shares
BlackRock Advantage Emerging Markets Fund — Class K(a)	362,821	3,784,218
BlackRock Tactical Opportunities Fund — Class K	250,205	3,430,311

	Investment Value
International Tilts Master Portfolio	$7,068,015	7,068,015

	Shares
iShares Developed Real Estate Index Fund — Class K	10	111
iShares Edge MSCI Multifactor International ETF(b)	43,839	1,151,212
iShares Edge MSCI Multifactor USA ETF(b)	15,620	496,091
iShares MSCI EAFE Small-Cap ETF(b)	24,078	1,382,077

		44,134,737

	Investment Value

Fixed Income Funds — 55.4%
CoreAlpha Bond Master Portfolio	$45,832,049	45,832,049

	Shares
iShares TIPS Bond ETF	82,437	9,520,649

	Investment Value
Master Total Return Portfolio	$9,159,331	9,159,331

		64,512,029

	Shares

Short-Term Securities — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.50%(c)(d)	1,060,186	1,060,716
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.31%(c)	3,027,015	3,027,015

		4,087,731

Total Affiliated Investment Companies — 96.8% (Cost — $77,781,218)		112,734,497

Common Stocks — 1.6%

Equity Real Estate Investment Trusts (REITs) — 1.3%
Activia Properties, Inc.	2	8,705
Alexandria Real Estate Equities, Inc.	346	48,817
alstria office REIT-AG	1,064	17,229
American Homes 4 Rent, Class A	746	18,135
Ascendas Real Estate Investment Trust	7,900	18,229
Assura PLC	14,048	11,382
AvalonBay Communities, Inc.	321	65,221
Boston Properties, Inc.	442	57,018
Canadian Apartment Properties REIT	615	22,711
Capital & Regional PLC	2,937	541
CareTrust REIT, Inc.	1,689	40,164
Comforia Residential REIT, Inc.	5	14,353
Derwent London PLC	272	10,771
Dexus	2,974	27,131
Digital Realty Trust, Inc.	166	19,553
Douglas Emmett, Inc.	307	12,231
EPR Properties	330	24,615

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Equinix, Inc.	30	$15,129
Equity Residential	532	40,389
Extra Space Storage, Inc.	355	37,666
Federal Realty Investment Trust	222	28,585
Gecina SA	27	4,040
GLP J-REIT	14	15,946
Healthcare Trust of America, Inc., Class A	469	12,865
Highwoods Properties, Inc.	604	24,945
Host Hotels & Resorts, Inc.	2,423	44,147
Hudson Pacific Properties, Inc.	522	17,367
Hulic REIT, Inc.	13	22,567
Ichigo Office REIT Investment	11	10,437
Inmobiliaria Colonial Socimi SA	2,228	24,815
Invitation Homes, Inc.	567	15,156
Japan Rental Housing Investments, Inc.	9	6,997
Kenedix Office Investment Corp.	3	21,468
Land Securities Group PLC	895	9,481
Link REIT	3,500	43,069
Mitsui Fudosan Logistics Park, Inc.	4	13,603
Prologis, Inc.	1,031	82,583
Regency Centers Corp.	561	37,441
Rexford Industrial Realty, Inc.	955	38,553
RioCan Real Estate Investment Trust	1,650	32,747
Scentre Group	11,468	30,950
Segro PLC	2,688	24,957
Simon Property Group, Inc.	477	76,206
SL Green Realty Corp.	29	2,331
Spirit Realty Capital, Inc.(b)	1,165	49,699
STAG Industrial, Inc.	492	14,878
Sun Communities, Inc.	328	42,046
UDR, Inc.	958	43,005
Unibail-Rodamco-Westfield	181	27,116
Ventas, Inc.	918	62,745
VEREIT, Inc.	2,787	25,111
VICI Properties, Inc.	1,636	36,057
Welltower, Inc.(b)	116	9,458

		1,461,361

Hotels, Restaurants & Leisure — 0.0%
Hilton Worldwide Holdings, Inc.	102	9,970
Marriott International, Inc., Class A	72	10,101

		20,071

Household Durables — 0.0%
Glenveagh Properties PLC(a)(e)	10,252	8,533

Interactive Media & Services — 0.0%
NEXTDC Ltd.(a)	1,201	5,482

IT Services — 0.0%
InterXion Holding NV(a)	90	6,848

Real Estate Management & Development — 0.3%
Aedas Homes SAU(a)(e)	389	9,245
Castellum AB	990	18,943
City Developments Ltd.	1,700	11,908
CK Asset Holdings Ltd.	6,000	47,005
Daiwa House Industry Co. Ltd.	300	8,766
Entra ASA(e)	1,393	21,410
Godewind Immobilien AG(a)(e)	2,321	9,792
Grainger PLC	3,775	11,774
LEG Immobilien AG	212	23,910
Lend Lease Group	1,288	11,770
Mitsui Fudosan Co. Ltd.	1,600	38,887
Sumitomo Realty & Development Co. Ltd.	800	28,620
Sun Hung Kai Properties Ltd.	1,000	16,965
Swire Properties Ltd.	6,800	27,490

66	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic Retirement Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
TLG Immobilien AG	765	$22,399
Tokyu Fudosan Holdings Corp.	1,831	10,133
Vonovia SE	900	42,993

		362,010

Total Common Stocks — 1.6% (Cost — $1,798,600)		1,864,305

Total Investments — 98.4% (Cost — $79,579,818)		114,598,802

Other Assets Less Liabilities — 1.6%		1,862,862

Net Assets — 100.0%		$116,461,664

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)

During the six months ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$26,264,955	$557,747	(b)	$—		$26,822,702	$26,822,702	$235,551		$1,393,784	$3,027,622
BlackRock Advantage Emerging Markets Fund — Class K	392,861	40,782		(70,822)		362,821	3,784,218	—		(42,126)	421,202
BlackRock Cash Funds: Institutional, SL Agency Shares	1,293,646	—		(233,460	)(d)	1,060,186	1,060,716	2,735	(c)	289	26
BlackRock Cash Funds: Treasury, SL Agency Shares	3,984,522	—		(957,507	)(d)	3,027,015	3,027,015	28,422		—	—
BlackRock Tactical Opportunities Fund — Class K	259,496	18,722		(28,013)		250,205	3,430,311	—		9,145	12,312
CoreAlpha Bond Master Portfolio	$44,525,554	$1,306,495	(b)	$—		$45,832,049	45,832,049	747,587		708,237	308,935
International Tilts Master Portfolio	$7,798,563	$—		$(730,548	)(d)	$7,068,015	7,068,015	151,461		54,446	1,797,324
iShares Developed Real Estate Index Fund — Class K	—	10		—		10	111	—		—	2
iShares Edge MSCI Multifactor International ETF	46,405	—		(2,566)		43,839	1,151,212	24,168		(7,379)	124,596
iShares Edge MSCI Multifactor USA ETF	15,620	—		—		15,620	496,091	3,961		—	60,918
iShares MSCI EAFE Small-Cap ETF	24,473	—		(395)		24,078	1,382,077	22,451		(2,483)	138,492
iShares TIPS Bond ETF	85,948	6,126		(9,637)		82,437	9,520,649	57,654		57,405	462,237
Master Total Return Portfolio	$6,685,677	$2,473,654	(b)	$—		$9,159,331	9,159,331	148,043		86,150	903,775

							$112,734,497	$1,422,033		$2,257,468	$7,257,441

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)

Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net shares/investment value sold.

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic Retirement Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	7	09/19/19	$1,045	$4,404
Ultra Long U.S. Treasury Bond	3	09/19/19	533	23,738
E-Mini MSCI EAFE Index	4	09/20/19	385	10,367
Russell 2000 E-Mini Index	50	09/20/19	3,918	96,404
S&P 500 E-Mini Index	16	09/20/19	2,355	39,427

				174,340

Short Contracts
10-Year U.S. Treasury Note	38	09/19/19	4,863	(114,891)
10-Year U.S. Ultra Long Treasury	17	09/19/19	2,348	(69,430)

				(184,321)

				$(9,981)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,000	USD	693	Deutsche Bank AG	07/16/19	$10
AUD	1,000	USD	697	Deutsche Bank AG	07/16/19	5
AUD	2,000	USD	1,384	Deutsche Bank AG	07/16/19	21
AUD	9,000	USD	6,286	Deutsche Bank AG	07/16/19	36
AUD	3,000	USD	2,074	Goldman Sachs International	07/16/19	33
AUD	73,000	USD	51,221	Goldman Sachs International	07/16/19	53
AUD	1,000	USD	695	JPMorgan Chase Bank N.A.	07/16/19	7
AUD	1,000	USD	692	Standard Chartered Bank	07/16/19	10
AUD	1,000	USD	702	State Street Bank and Trust Co.	07/16/19	1
AUD	4,000	USD	2,786	State Street Bank and Trust Co.	07/16/19	24
AUD	5,000	USD	3,508	State Street Bank and Trust Co.	07/16/19	4
CAD	600	USD	449	Bank of America N.A.	07/16/19	9
CAD	2,000	USD	1,516	Citibank N.A.	07/16/19	12
CAD	2,000	USD	1,494	Goldman Sachs International	07/16/19	34
CAD	1,000	USD	743	JPMorgan Chase Bank N.A.	07/16/19	21
CHF	9,000	USD	9,053	JPMorgan Chase Bank N.A.	07/16/19	179
EUR	5,000	USD	5,614	BNP Paribas S.A.	07/16/19	78
EUR	1,000	USD	1,125	Citibank N.A.	07/16/19	13
EUR	3,000	USD	3,386	Goldman Sachs International	07/16/19	29
EUR	1,000	USD	1,137	State Street Bank and Trust Co.	07/16/19	1
EUR	2,000	USD	2,265	State Street Bank and Trust Co.	07/16/19	11
EUR	3,000	USD	3,364	State Street Bank and Trust Co.	07/16/19	51
GBP	1,000	USD	1,270	Bank of America N.A.	07/16/19	1
GBP	1,000	USD	1,268	Nomura International PLC	07/16/19	3
GBP	2,000	USD	2,515	Nomura International PLC	07/16/19	26
GBP	2,000	USD	2,522	Nomura International PLC	07/16/19	20
GBP	2,000	USD	2,530	Standard Chartered Bank	07/16/19	11
HKD	23,000	USD	2,933	Citibank N.A.	07/16/19	12
HKD	24,000	USD	3,064	Goldman Sachs International	07/16/19	8
HKD	43,000	USD	5,482	Goldman Sachs International	07/16/19	23
HKD	20,000	USD	2,553	JPMorgan Chase Bank N.A.	07/16/19	8
HKD	9,000	USD	1,148	Nomura International PLC	07/16/19	4
HKD	13,000	USD	1,661	Royal Bank of Canada	07/16/19	4
HKD	1,000	USD	128	State Street Bank and Trust Co.	07/16/19	—
HKD	7,000	USD	893	State Street Bank and Trust Co.	07/16/19	3
HKD	12,000	USD	1,532	State Street Bank and Trust Co.	07/16/19	4
HKD	13,000	USD	1,659	State Street Bank and Trust Co.	07/16/19	6
HKD	25,000	USD	3,192	State Street Bank and Trust Co.	07/16/19	9
HKD	39,000	USD	4,979	State Street Bank and Trust Co.	07/16/19	14

68	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic Retirement Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD	3,000	USD	383	UBS AG	07/16/19	$1
HKD	65,000	USD	8,303	UBS AG	07/16/19	18
IDR	45,174,000	USD	3,152	JPMorgan Chase Bank N.A.	07/16/19	42
JPY	256,000	USD	2,366	Bank of America N.A.	07/16/19	11
JPY	230,000	USD	2,107	Barclays Bank PLC	07/16/19	28
JPY	84,000	USD	775	Deutsche Bank AG	07/16/19	5
JPY	3,000	USD	28	Goldman Sachs International	07/16/19	—
JPY	519,000	USD	4,799	Goldman Sachs International	07/16/19	20
JPY	199,000	USD	1,790	JPMorgan Chase Bank N.A.	07/16/19	58
JPY	607,000	USD	5,610	Nomura International PLC	07/16/19	26
JPY	12,416,000	USD	115,277	Standard Chartered Bank	07/16/19	11
JPY	10,000	USD	91	State Street Bank and Trust Co.	07/16/19	2
JPY	55,000	USD	496	State Street Bank and Trust Co.	07/16/19	15
JPY	182,000	USD	1,637	State Street Bank and Trust Co.	07/16/19	53
JPY	220,000	USD	1,980	State Street Bank and Trust Co.	07/16/19	63
JPY	325,000	USD	3,013	State Street Bank and Trust Co.	07/16/19	5
JPY	1,390,000	USD	12,501	State Street Bank and Trust Co.	07/16/19	405
JPY	6,000	USD	55	UBS AG	07/16/19	—
NOK	12,000	USD	1,408	Goldman Sachs International	07/16/19	—
NOK	1,000	USD	114	State Street Bank and Trust Co.	07/16/19	3
NOK	1,000	USD	115	State Street Bank and Trust Co.	07/16/19	2
NOK	1,000	USD	115	State Street Bank and Trust Co.	07/16/19	2
NZD	2,000	USD	1,343	Standard Chartered Bank	07/16/19	1
SEK	162,000	USD	17,464	BNP Paribas S.A.	07/16/19	—
SEK	5,000	USD	537	Nomura International PLC	07/16/19	2
SEK	3,000	USD	318	State Street Bank and Trust Co.	07/16/19	6
SGD	38,000	USD	28,090	Citibank N.A.	07/16/19	4
SGD	1,000	USD	737	JPMorgan Chase Bank N.A.	07/16/19	2
SGD	11,500	USD	8,499	JPMorgan Chase Bank N.A.	07/16/19	3
SGD	1,000	USD	738	Standard Chartered Bank	07/16/19	1
SGD	1,000	USD	734	State Street Bank and Trust Co.	07/16/19	5
SGD	2,000	USD	1,462	State Street Bank and Trust Co.	07/16/19	17
USD	3,597	AUD	5,000	Bank of America N.A.	07/16/19	85
USD	704	AUD	1,000	State Street Bank and Trust Co.	07/16/19	2
USD	714	AUD	1,000	State Street Bank and Trust Co.	07/16/19	12
USD	716	AUD	1,000	State Street Bank and Trust Co.	07/16/19	14
USD	719	AUD	1,000	State Street Bank and Trust Co.	07/16/19	17
USD	1,437	AUD	2,000	State Street Bank and Trust Co.	07/16/19	33
USD	2,651	GBP	2,020	Citibank N.A.	07/16/19	84
USD	1,272	GBP	1,000	Standard Chartered Bank	07/16/19	1
USD	4,097	HKD	32,000	UBS AG	07/16/19	1
USD	6,983	NOK	59,400	JPMorgan Chase Bank N.A.	07/16/19	17
CAD	1,156,342	USD	866,399	Nomura International PLC	09/18/19	17,860
EUR	7,240,044	USD	8,222,120	Bank of America N.A.	09/18/19	60,866

						80,601

AUD	13,500	USD	9,638	Citibank N.A.	07/16/19	(156)
AUD	1,000	USD	710	Nomura International PLC	07/16/19	(8)
CAD	41,000	USD	31,335	Citibank N.A.	07/16/19	(16)
CHF	10,000	USD	10,265	Credit Suisse International	07/16/19	(7)
EUR	2,000	USD	2,281	Bank of America N.A.	07/16/19	(4)
EUR	83,000	USD	94,515	Deutsche Bank AG	07/16/19	(25)
EUR	2,000	USD	2,282	Goldman Sachs International	07/16/19	(5)
EUR	1,000	USD	1,140	State Street Bank and Trust Co.	07/16/19	(2)
GBP	36,000	USD	45,771	Bank of America N.A.	07/16/19	(20)
GBP	1,000	USD	1,296	Deutsche Bank AG	07/16/19	(26)
GBP	1,000	USD	1,299	Nomura International PLC	07/16/19	(28)
GBP	1,000	USD	1,317	Standard Chartered Bank	07/16/19	(46)
GBP	1,000	USD	1,278	State Street Bank and Trust Co.	07/16/19	(7)
HKD	582,000	USD	74,520	Royal Bank of Canada	07/16/19	(9)
ILS	3,000	USD	843	BNP Paribas S.A.	07/16/19	(2)

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic Retirement Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	473,000	USD	4,412	State Street Bank and Trust Co.	07/16/19	$(20)
NZD	1,000	USD	674	JPMorgan Chase Bank N.A.	07/16/19	(2)
SEK	52,000	USD	5,645	Bank of America N.A.	07/16/19	(39)
USD	693	AUD	1,000	Bank of America N.A.	07/16/19	(10)
USD	2,806	AUD	4,000	Bank of America N.A.	07/16/19	(4)
USD	5,600	AUD	8,000	Nomura International PLC	07/16/19	(19)
USD	1,480	CAD	2,000	Citibank N.A.	07/16/19	(48)
USD	1,491	CAD	2,000	Standard Chartered Bank	07/16/19	(37)
USD	3,359	EUR	3,000	Bank of America N.A.	07/16/19	(56)
USD	2,246	EUR	2,000	JPMorgan Chase Bank N.A.	07/16/19	(31)
USD	1,127	EUR	1,000	Nomura International PLC	07/16/19	(12)
USD	1,125	EUR	1,000	State Street Bank and Trust Co.	07/16/19	(13)
USD	4,537	EUR	4,000	State Street Bank and Trust Co.	07/16/19	(17)
USD	15,606	EUR	13,750	State Street Bank and Trust Co.	07/16/19	(48)
USD	3,782	GBP	3,000	Bank of America N.A.	07/16/19	(31)
USD	2,550	HKD	20,000	Barclays Bank PLC	07/16/19	(11)
USD	12,504	HKD	98,000	Barclays Bank PLC	07/16/19	(42)
USD	3,190	HKD	25,000	Citibank N.A.	07/16/19	(10)
USD	893	HKD	7,000	Deutsche Bank AG	07/16/19	(4)
USD	765	HKD	6,000	Standard Chartered Bank	07/16/19	(3)
USD	3,572	HKD	28,000	Standard Chartered Bank	07/16/19	(13)
USD	1,658	HKD	13,000	UBS AG	07/16/19	(7)
USD	3,144	IDR	45,174,000	Barclays Bank PLC	07/16/19	(50)
USD	2,732	JPY	299,000	Bank of America N.A.	07/16/19	(44)
USD	15,955	JPY	1,766,000	Citibank N.A.	07/16/19	(443)
USD	2,481	JPY	269,000	JPMorgan Chase Bank N.A.	07/16/19	(16)
USD	4,397	JPY	481,000	Standard Chartered Bank	07/16/19	(69)
USD	2,874	NOK	25,000	BNP Paribas S.A.	07/16/19	(58)
USD	116	NOK	1,000	State Street Bank and Trust Co.	07/16/19	(1)
USD	211	SEK	2,000	BNP Paribas S.A.	07/16/19	(5)
USD	731	SGD	1,000	Goldman Sachs International	07/16/19	(8)
USD	726	SGD	1,000	JPMorgan Chase Bank N.A.	07/16/19	(14)
USD	736	SGD	1,000	State Street Bank and Trust Co.	07/16/19	(3)

						(1,549)

						$79,052

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instrument
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$150,602	$—	$23,738	$—	$174,340
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	80,601	—	—	80,601

	$—	$—	$150,602	$80,601	$23,738	$—	$254,941

Liabilities — Derivative Financial Instrument
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$184,321	$—	$184,321
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	1,549	—	—	1,549

	$—	$—	$—	$1,549	$184,321	$—	$185,870

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

70	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic Retirement Master Portfolio

For the six month ended June 30, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$657,413	$—	$339,064	$—	$996,477
Forward foreign currency exchange contracts	—	—	—	(227,797)	—	—	(227,797)

	$—	$—	$657,413	$(227,797)	$339,064	$—	$768,680

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$646,585	$—	$(226,158)	$—	$420,427
Forward foreign currency exchange contracts	—	—		176,268	—	—	176,268

	$—	$—	$646,585	$176,268	$(226,158)	$—	$596,695

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$11,576,621
Average notional value of contracts — short	$3,605,469
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$3,632,528
Average amounts sold — USD	$11,299,069

For more information about the LifePath Dynamic Master Portfolio’s Investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements

Derivative Financial Instruments — Offsetting as of Period End

	Assets	Liabilities
Futures contracts	$64,820	$2,281
Forward foreign currency exchange contracts	80,601	1,549

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$145,421	$3,830
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(64,820)	(2,281)

Total derivative assets and liabilities subject to an MNA	$80,601	$1,549

The following table presents the LifePath Dynamic Master Portfolio’s derivative assets (and liabilities) by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pleadged ) by the LifePath Dynamic Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets (b)
Bank of America N.A.	$60,972	$(208)	$—	$—	$60,764
Barclays Bank PLC	28	(28)	—	—	—
BNP Paribas S.A.	78	(65)	—	—	13
Citibank N.A.	125	(125)	—	—	—
Deutsche Bank AG	77	(55)	—	—	22
Goldman Sachs International	200	(13)	—	—	187
JPMorgan Chase Bank N.A.	337	(63)	—	—	274
Nomura International PLC	17,941	(67)	—	—	17,874
Royal Bank of Canada	4	(4)	—	—	—
Standard Chartered Bank	35	(35)	—	—	—
State Street Bank and Trust Co.	784	(111)	—	—	673
UBS AG	20	(7)	—	—	13

	$80,601	$(781)	$—	$—	$79,820

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic Retirement Master Portfolio

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities (c)
Bank of America N.A.	$208	$(208)	$—	$—	$—
Barclays Bank PLC	103	(28)	—	—	75
BNP Paribas S.A.	65	(65)	—	—	—
Citibank N.A.	673	(125)	—	—	548
Credit Suisse International	7	—	—	—	7
Deutsche Bank AG	55	(55)	—	—	—
Goldman Sachs International	13	(13)	—	—	—
JPMorgan Chase Bank N.A.	63	(63)	—	—	—
Nomura International PLC	67	(67)	—	—	—
Royal Bank of Canada	9	(4)	—	—	5
Standard Chartered Bank	168	(35)	—	—	133
State Street Bank and Trust Co.	111	(111)	—	—	—
UBS AG	7	(7)	—	—	—

	$1,549	$(781)	$—	$—	$768

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(f)	Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$10,244,020	$—	$—	$10,244,020
Fixed Income Fund	9,520,649	—	—	9,520,649
Short-Term Securities	4,087,731	—	—	4,087,731
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	1,223,433	237,928	—	1,461,361
Hotels, Restaurants & Leisure	20,071	—	—	20,071
Household Durables	8,533	—	—	8,533
Interactive Media & Services	—	5,482	—	5,482
IT Services	6,848	—	—	6,848
Real Estate Management & Development	53,210	308,800	—	362,010

	$25,164,495	$552,210	$—	$25,716,705

Investments Valued at NAV(a)				88,882,097

				$114,598,802

Derivative Financial Instruments(b)
Assets:
Equity contracts	$150,602	$—	$—	$150,602
Forward foreign currency contracts	—	80,601	—	80,601
Interest rate contracts	23,738	—	—	23,738
Liabilities:
Forward foreign currency contracts	—	(1,549)	—	(1,549)
Interest rate contracts	(184,321)	—	—	(184,321)

	$(9,981)	$79,052	$—	$69,071

(a)	As of June 30, 2019, certain of the LifePath Dynamic Master Portfolio’s Investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

72	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) June 30, 2019	LifePath Dynamic 2020 Master Portfolio (Percentages shown are based on Net Assets)

Security	Investment Value	Value

Affiliated Investment Companies(f) — 96.9%

Equity Funds — 41.3%
Active Stock Master Portfolio	$74,548,514	$74,548,514

	Shares
BlackRock Advantage Emerging Markets Fund — Class K(a)	998,641	10,415,829
BlackRock Tactical Opportunities Fund — Class K	645,696	8,852,494

	Investment Value
International Tilts Master Portfolio	$17,860,459	17,860,459

	Shares
iShares Developed Real Estate Index Fund — Class K	10	111
iShares Edge MSCI Multifactor International ETF	132,273	3,473,489
iShares Edge MSCI Multifactor USA ETF	79,018	2,509,612
iShares MSCI EAFE Small-Cap ETF(b)	88,106	5,057,284

		122,717,792

	Investment Value

Fixed Income Funds — 52.0%
CoreAlpha Bond Master Portfolio	$109,654,105	109,654,105

	Shares
iShares TIPS Bond ETF	203,885	23,546,679

	Investment Value
Master Total Return Portfolio	$21,204,223	21,204,223

		154,405,007

	Shares

Short-Term Securities — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.50%(c)(d)	5,304,448	5,307,100
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.31%(c)	5,405,263	5,405,263

		10,712,363

Total Affiliated Investment Companies — 96.9% (Cost — $232,614,639)		287,835,162

Common Stocks — 1.7%

Equity Real Estate Investment Trusts (REITs) — 1.3%
Activia Properties, Inc.	6	26,115
Alexandria Real Estate Equities, Inc.	945	133,330
alstria office REIT-AG	2,903	47,006
American Homes 4 Rent, Class A	2,036	49,495
Ascendas Real Estate Investment Trust	21,500	49,611
Assura PLC	38,325	31,052
AvalonBay Communities, Inc.	876	177,986
Boston Properties, Inc.	1,206	155,574
Canadian Apartment Properties REIT	1,677	61,929
Capital & Regional PLC	20,368	3,751
CareTrust REIT, Inc.(b)	4,608	109,578
Comforia Residential REIT, Inc.	13	37,319
Derwent London PLC	741	29,344
Dexus	8,115	74,030
Digital Realty Trust, Inc.	454	53,477
Douglas Emmett, Inc.	837	33,346

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
EPR Properties(b)	899	$67,056
Equinix, Inc.	83	41,856
Equity Residential	1,450	110,084
Extra Space Storage, Inc.	967	102,599
Federal Realty Investment Trust	607	78,157
Gecina SA	100	14,964
GLP J-REIT	37	42,143
Healthcare Trust of America, Inc., Class A	1,278	35,055
Highwoods Properties, Inc.	1,647	68,021
Host Hotels & Resorts, Inc.	6,612	120,471
Hudson Pacific Properties, Inc.(b)	1,425	47,410
Hulic REIT, Inc.	35	60,758
Ichigo Office REIT Investment Corp.	30	28,465
Invitation Homes, Inc.	1,546	41,325
Japan Rental Housing Investments, Inc.	26	20,214
Kenedix Office Investment Corp.	8	57,249
Land Securities Group PLC	2,442	25,867
Link REIT	10,000	123,054
Mitsui Fudosan Logistics Park, Inc.	11	37,409
Prologis, Inc.(b)	2,813	225,321
Regency Centers Corp.	1,531	102,179
Rexford Industrial Realty, Inc.	2,607	105,245
RioCan Real Estate Investment Trust	4,501	89,329
Scentre Group	31,288	84,439
Segro PLC	7,333	68,083
Simon Property Group, Inc.	1,301	207,848
SL Green Realty Corp.	110	8,841
Spirit Realty Capital, Inc.(b)	3,177	135,531
STAG Industrial, Inc.	1,342	40,582
Sun Communities, Inc.	895	114,730
UDR, Inc.	2,613	117,298
Unibail-Rodamco-Westfield	495	74,157
Ventas, Inc.(b)	2,505	171,217
VEREIT, Inc.	7,605	68,521
VICI Properties, Inc.	4,464	98,387
Welltower, Inc.	317	25,845

		3,932,653

Hotels, Restaurants & Leisure — 0.0%
Hilton Worldwide Holdings, Inc.	280	27,367
Marriott International, Inc., Class A	195	27,357

		54,724

Household Durables — 0.0%
Glenveagh Properties PLC(a)(e)	27,970	23,281

Interactive Media & Services — 0.0%
NEXTDC Ltd.(a)	3,275	14,949

IT Services — 0.0%
InterXion Holding NV(a)	247	18,794

Real Estate Management & Development — 0.4%
Aedas Homes SAU(a)(e)	1,063	25,262
Castellum AB	2,701	51,683
City Developments Ltd.	4,700	32,923
CK Asset Holdings Ltd.	16,000	125,345
Daiwa House Industry Co. Ltd.	900	26,299
Entra ASA(e)	3,800	58,405
Godewind Immobilien AG(a)(b)(e)	6,331	26,708
Grainger PLC	10,300	32,126
Inmobiliaria Colonial Socimi SA	6,078	67,696
LEG Immobilien AG	578	65,188
Lend Lease Group	3,515	32,120
Mitsui Fudosan Co. Ltd.	4,300	104,508
Sumitomo Realty & Development Co. Ltd.	2,100	75,127

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2020 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Sun Hung Kai Properties Ltd.	3,500	$59,378
Swire Properties Ltd.	18,400	74,386
TLG Immobilien AG	2,086	61,079
Tokyu Fudosan Holdings Corp.	4,912	27,184
Vonovia SE	2,455	117,275

		1,062,692

Total Common Stocks — 1.7% (Cost — $4,711,771)		5,107,093

Total Investments — 98.6% (Cost — $237,326,410)		292,942,255

Other Assets Less Liabilities — 1.4%		4,308,289

Net Assets — 100.0%		$297,250,544

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)

During the six months ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$76,552,641	$—		$(2,004,127	)(b)	$74,548,514	$74,548,514	$686,206		$4,011,993	$8,043,639
BlackRock Advantage Emerging Markets Fund — Class K	1,146,383	84,251		(231,993)		998,641	10,415,829	—		(137,529)	1,243,193
BlackRock Cash Funds: Institutional, SL Agency Shares	7,349,251	—		(2,044,803	)(b)	5,304,448	5,307,100	7,544	(c)	1,630	260
BlackRock Cash Funds: Treasury, SL Agency Shares	1,066,119	4,339,144	(d)	—		5,405,263	5,405,263	23,092		—	—
BlackRock Tactical Opportunities Fund — Class K	685,745	21,429		(61,478)		645,696	8,852,494	—		3,013	34,598
CoreAlpha Bond Master Portfolio	$113,419,513	$—		$(3,765,408	)(b)	109,654,105	109,654,105	1,850,178		1,744,638	1,970,872
International Tilts Master Portfolio	$21,153,331	$—		$(3,292,872	)(b)	17,860,459	17,860,459	410,515		144,763	4,856,126
iShares Developed Real Estate Index Fund — Class K	—	10		—		10	111	—		—	2
iShares Edge MSCI Multifactor International ETF	160,454	—		(28,181)		132,273	3,473,489	72,922		58,399	338,482
iShares Edge MSCI Multifactor USA ETF	79,018	—		—		79,018	2,509,612	20,038		—	308,171
iShares MSCI EAFE Small-Cap ETF	88,106	—		—		88,106	5,057,284	82,154		—	491,631
iShares TIPS Bond ETF	207,548	13,106		(16,769)		203,885	23,546,679	136,083		19,968	1,228,461
Master Total Return Portfolio	$15,584,660	$5,619,563	(d)	$—		21,204,223	21,204,223	367,413		248,690	1,205,552

							$287,835,162	$3,656,145		$6,095,565	$19,720,987

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)

Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net shares/investment value purchased.

For LifePath Dynamic Master Portfolio compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

74	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2020 Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	21	09/19/19	$3,136	$13,162
Ultra Long U.S. Treasury Bond	8	09/19/19	1,421	63,301
E-Mini MSCI EAFE Index	9	09/20/19	865	23,326
Russell 2000 E-Mini Index	128	09/20/19	10,029	246,795
S&P 500 E-Mini Index	13	09/20/19	1,914	32,034

				378,618

Short Contracts
10-Year U.S. Treasury Note	80	09/19/19	10,238	(241,876)
10-Year U.S. Ultra Long Treasury	45	09/19/19	6,216	(183,786)

				(425,662)

				$(47,044)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	2,000	USD	1,396	BNP Paribas S.A.	07/16/19	$9
AUD	21,000	USD	14,627	Bank of America N.A.	07/16/19	124
AUD	134,000	USD	94,021	Bank of America N.A.	07/16/19	100
AUD	1,000	USD	697	Deutsche Bank AG	07/16/19	5
AUD	3,000	USD	2,078	Deutsche Bank AG	07/16/19	29
AUD	8,000	USD	5,535	Deutsche Bank AG	07/16/19	84
AUD	35,000	USD	24,444	Deutsche Bank AG	07/16/19	140
AUD	11,000	USD	7,604	Goldman Sachs International	07/16/19	123
AUD	1,000	USD	697	JPMorgan Chase Bank N.A.	07/16/19	6
AUD	3,000	USD	2,086	JPMorgan Chase Bank N.A.	07/16/19	21
AUD	1,000	USD	689	Nomura International PLC	07/16/19	14
AUD	1,000	USD	693	Nomura International PLC	07/16/19	9
AUD	5,000	USD	3,462	Standard Chartered Bank	07/16/19	50
AUD	1,000	USD	697	State Street Bank and Trust Co.	07/16/19	6
AUD	2,000	USD	1,403	State Street Bank and Trust Co.	07/16/19	2
AUD	19,000	USD	13,331	State Street Bank and Trust Co.	07/16/19	14
CAD	4,000	USD	2,996	Bank of America N.A.	07/16/19	60
CAD	7,000	USD	5,307	Citibank N.A.	07/16/19	40
CAD	3,000	USD	2,240	Goldman Sachs International	07/16/19	51
CAD	7,000	USD	5,200	JPMorgan Chase Bank N.A.	07/16/19	147
CHF	35,000	USD	35,206	JPMorgan Chase Bank N.A.	07/16/19	696
EUR	1,000	USD	1,122	BNP Paribas S.A.	07/16/19	16
EUR	1,000	USD	1,123	BNP Paribas S.A.	07/16/19	16
EUR	8,000	USD	8,993	BNP Paribas S.A.	07/16/19	114
EUR	19,000	USD	21,334	BNP Paribas S.A.	07/16/19	296
EUR	6,000	USD	6,823	Barclays Bank PLC	07/16/19	7
EUR	3,000	USD	3,375	Citibank N.A.	07/16/19	40
EUR	8,000	USD	9,030	Goldman Sachs International	07/16/19	78
EUR	1,000	USD	1,135	Nomura International PLC	07/16/19	3
EUR	1,000	USD	1,131	State Street Bank and Trust Co.	07/16/19	8
EUR	2,000	USD	2,266	State Street Bank and Trust Co.	07/16/19	11
EUR	5,000	USD	5,664	State Street Bank and Trust Co.	07/16/19	28
EUR	15,000	USD	16,822	State Street Bank and Trust Co.	07/16/19	255
GBP	1,000	USD	1,262	BNP Paribas S.A.	07/16/19	9
GBP	1,000	USD	1,267	BNP Paribas S.A.	07/16/19	4
GBP	1,000	USD	1,270	Nomura International PLC	07/16/19	1
GBP	5,000	USD	6,305	Nomura International PLC	07/16/19	49
GBP	6,000	USD	7,546	Nomura International PLC	07/16/19	79
GBP	6,000	USD	7,606	Nomura International PLC	07/16/19	19

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2020 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	11,000	USD	13,918	Standard Chartered Bank	07/16/19	$62
HKD	11,000	USD	1,403	Citibank N.A.	07/16/19	6
HKD	45,000	USD	5,737	Citibank N.A.	07/16/19	24
HKD	50,000	USD	6,387	Goldman Sachs International	07/16/19	14
HKD	71,000	USD	9,066	Goldman Sachs International	07/16/19	24
HKD	76,000	USD	9,701	JPMorgan Chase Bank N.A.	07/16/19	29
HKD	20,000	USD	2,551	Nomura International PLC	07/16/19	9
HKD	3,000	USD	383	State Street Bank and Trust Co.	07/16/19	1
HKD	6,000	USD	765	State Street Bank and Trust Co.	07/16/19	3
HKD	31,000	USD	3,958	State Street Bank and Trust Co.	07/16/19	11
HKD	33,000	USD	4,210	State Street Bank and Trust Co.	07/16/19	14
HKD	39,000	USD	4,977	State Street Bank and Trust Co.	07/16/19	16
HKD	52,000	USD	6,638	State Street Bank and Trust Co.	07/16/19	19
HKD	105,000	USD	13,406	State Street Bank and Trust Co.	07/16/19	37
HKD	17,000	USD	2,171	UBS AG	07/16/19	6
HKD	24,000	USD	3,064	UBS AG	07/16/19	8
HKD	33,000	USD	4,215	UBS AG	07/16/19	10
IDR	114,072,000	USD	7,960	JPMorgan Chase Bank N.A.	07/16/19	105
JPY	853,000	USD	7,883	Bank of America N.A.	07/16/19	38
JPY	181,000	USD	1,658	Barclays Bank PLC	07/16/19	22
JPY	422,000	USD	3,895	Citibank N.A.	07/16/19	23
JPY	35,000	USD	323	Goldman Sachs International	07/16/19	2
JPY	102,000	USD	947	Goldman Sachs International	07/16/19	—
JPY	249,000	USD	2,240	Goldman Sachs International	07/16/19	72
JPY	2,162,000	USD	19,990	Goldman Sachs International	07/16/19	85
JPY	2,218,000	USD	19,949	JPMorgan Chase Bank N.A.	07/16/19	646
JPY	71,000	USD	646	Nomura International PLC	07/16/19	13
JPY	1,882,000	USD	17,393	Nomura International PLC	07/16/19	82
JPY	22,371,000	USD	207,705	Standard Chartered Bank	07/16/19	19
JPY	368,000	USD	3,312	State Street Bank and Trust Co.	07/16/19	105
JPY	1,695,000	USD	15,242	State Street Bank and Trust Co.	07/16/19	496
JPY	2,556,000	USD	23,693	State Street Bank and Trust Co.	07/16/19	40
JPY	83,000	USD	766	UBS AG	07/16/19	5
NOK	24,000	USD	2,815	Citibank N.A.	07/16/19	—
NOK	3,000	USD	343	State Street Bank and Trust Co.	07/16/19	9
NOK	7,000	USD	805	State Street Bank and Trust Co.	07/16/19	16
NOK	11,000	USD	1,263	State Street Bank and Trust Co.	07/16/19	27
NZD	3,000	USD	2,015	Standard Chartered Bank	07/16/19	1
SEK	293,000	USD	31,586	BNP Paribas S.A.	07/16/19	—
SEK	24,000	USD	2,542	State Street Bank and Trust Co.	07/16/19	46
SGD	1,000	USD	727	Bank of America N.A.	07/16/19	12
SGD	70,000	USD	51,745	Citibank N.A.	07/16/19	6
SGD	2,000	USD	1,475	JPMorgan Chase Bank N.A.	07/16/19	4
SGD	42,000	USD	31,040	JPMorgan Chase Bank N.A.	07/16/19	11
SGD	3,000	USD	2,214	Standard Chartered Bank	07/16/19	4
SGD	2,000	USD	1,461	State Street Bank and Trust Co.	07/16/19	18
SGD	6,000	USD	4,386	State Street Bank and Trust Co.	07/16/19	50
SGD	10,000	USD	7,344	State Street Bank and Trust Co.	07/16/19	49
USD	12,949	AUD	18,000	Bank of America N.A.	07/16/19	306
USD	1,409	AUD	2,000	State Street Bank and Trust Co.	07/16/19	4
USD	1,438	AUD	2,000	State Street Bank and Trust Co.	07/16/19	33
USD	2,158	AUD	3,000	State Street Bank and Trust Co.	07/16/19	51
USD	3,572	AUD	5,000	State Street Bank and Trust Co.	07/16/19	60
USD	3,581	AUD	5,000	State Street Bank and Trust Co.	07/16/19	69
USD	5,750	AUD	8,000	State Street Bank and Trust Co.	07/16/19	131
USD	1,141	EUR	1,000	State Street Bank and Trust Co.	07/16/19	2
USD	10,501	GBP	8,000	Citibank N.A.	07/16/19	335
USD	3,816	GBP	3,000	Deutsche Bank AG	07/16/19	4
USD	16,134	HKD	126,000	UBS AG	07/16/19	3
USD	25,744	NOK	219,000	JPMorgan Chase Bank N.A.	07/16/19	59
CAD	3,334,409	USD	2,498,297	Nomura International PLC	09/18/19	51,539
EUR	18,503,358	USD	21,013,246	Bank of America N.A.	09/18/19	155,556

						213,214

76	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2020 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	55,000	USD	39,267	Citibank N.A.	07/16/19	$(635)
AUD	4,000	USD	2,841	Nomura International PLC	07/16/19	(32)
AUD	2,000	USD	1,411	Standard Chartered Bank	07/16/19	(7)
CAD	73,000	USD	55,792	Goldman Sachs International	07/16/19	(29)
CHF	19,000	USD	19,502	Credit Suisse International	07/16/19	(13)
EUR	11,000	USD	12,547	Bank of America N.A.	07/16/19	(24)
EUR	149,000	USD	169,676	Bank of America N.A.	07/16/19	(49)
EUR	9,000	USD	10,268	Goldman Sachs International	07/16/19	(22)
EUR	1,000	USD	1,140	State Street Bank and Trust Co.	07/16/19	(2)
GBP	1,000	USD	1,295	Bank of America N.A.	07/16/19	(24)
GBP	1,000	USD	1,308	Bank of America N.A.	07/16/19	(37)
GBP	1,000	USD	1,314	Bank of America N.A.	07/16/19	(43)
GBP	1,000	USD	1,317	Bank of America N.A.	07/16/19	(46)
GBP	2,000	USD	2,622	Barclays Bank PLC	07/16/19	(81)
GBP	1,000	USD	1,277	Deutsche Bank AG	07/16/19	(6)
GBP	1,000	USD	1,296	Deutsche Bank AG	07/16/19	(26)
GBP	63,000	USD	80,097	JPMorgan Chase Bank N.A.	07/16/19	(33)
GBP	2,000	USD	2,598	Nomura International PLC	07/16/19	(57)
GBP	1,000	USD	1,306	State Street Bank and Trust Co.	07/16/19	(35)
GBP	1,000	USD	1,312	State Street Bank and Trust Co.	07/16/19	(41)
GBP	2,000	USD	2,544	State Street Bank and Trust Co.	07/16/19	(2)
HKD	1,053,000	USD	134,828	UBS AG	07/16/19	(18)
ILS	14,000	USD	3,934	BNP Paribas S.A.	07/16/19	(8)
JPY	84,000	USD	787	Goldman Sachs International	07/16/19	(7)
JPY	473,000	USD	4,412	State Street Bank and Trust Co.	07/16/19	(20)
JPY	718,000	USD	6,670	UBS AG	07/16/19	(3)
NZD	5,000	USD	3,370	JPMorgan Chase Bank N.A.	07/16/19	(9)
SEK	209,000	USD	22,690	Bank of America N.A.	07/16/19	(159)
USD	11,222	AUD	16,000	Bank of America N.A.	07/16/19	(16)
USD	9,006	AUD	13,000	Deutsche Bank AG	07/16/19	(125)
USD	21,700	AUD	31,000	Nomura International PLC	07/16/19	(74)
USD	1,396	AUD	2,000	State Street Bank and Trust Co.	07/16/19	(9)
USD	5,919	CAD	8,000	Nomura International PLC	07/16/19	(192)
USD	4,472	CAD	6,000	Standard Chartered Bank	07/16/19	(112)
USD	1,997	CHF	2,000	JPMorgan Chase Bank N.A.	07/16/19	(54)
USD	21,277	EUR	19,000	Deutsche Bank AG	07/16/19	(353)
USD	6,737	EUR	6,000	JPMorgan Chase Bank N.A.	07/16/19	(94)
USD	3,381	EUR	3,000	Nomura International PLC	07/16/19	(35)
USD	2,237	EUR	2,000	State Street Bank and Trust Co.	07/16/19	(40)
USD	2,248	EUR	2,000	State Street Bank and Trust Co.	07/16/19	(29)
USD	4,500	EUR	4,000	State Street Bank and Trust Co.	07/16/19	(54)
USD	18,147	EUR	16,000	State Street Bank and Trust Co.	07/16/19	(68)
USD	60,142	EUR	53,000	State Street Bank and Trust Co.	07/16/19	(194)
USD	1,120	EUR	1,000	UBS AG	07/16/19	(19)
USD	13,866	GBP	11,000	Bank of America N.A.	07/16/19	(113)
USD	8,167	HKD	64,000	Citibank N.A.	07/16/19	(27)
USD	1,530	HKD	12,000	Deutsche Bank AG	07/16/19	(6)
USD	893	HKD	7,000	Standard Chartered Bank	07/16/19	(4)
USD	1,147	HKD	9,000	Standard Chartered Bank	07/16/19	(5)
USD	20,027	HKD	157,000	Standard Chartered Bank	07/16/19	(72)
USD	15,457	HKD	121,000	State Street Bank and Trust Co.	07/16/19	(34)
USD	7,939	IDR	114,072,000	Barclays Bank PLC	07/16/19	(126)
USD	2,294	JPY	251,000	Bank of America N.A.	07/16/19	(37)
USD	50,606	JPY	5,601,000	Citibank N.A.	07/16/19	(1,402)
USD	18,375	JPY	1,992,000	JPMorgan Chase Bank N.A.	07/16/19	(121)
USD	3,501	JPY	383,000	Standard Chartered Bank	07/16/19	(55)
USD	1,484	NOK	13,000	BNP Paribas S.A.	07/16/19	(41)
USD	348	NOK	3,000	State Street Bank and Trust Co.	07/16/19	(3)
USD	10,806	NOK	94,000	State Street Bank and Trust Co.	07/16/19	(218)
USD	1,263	SEK	12,000	Citibank N.A.	07/16/19	(31)
USD	1,462	SGD	2,000	Goldman Sachs International	07/16/19	(17)
USD	5,080	SGD	7,000	JPMorgan Chase Bank N.A.	07/16/19	(95)

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2020 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	728	SGD	1,000	State Street Bank and Trust Co.	07/16/19	$(12)
USD	736	SGD	1,000	State Street Bank and Trust Co.	07/16/19	(3)
USD	2,920	SGD	4,000	State Street Bank and Trust Co.	07/16/19	(37)

						(5,395)

						$207,819

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instrument
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$315,317	$—	$63,301	$—	$378,618
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	213,214	—	—	213,214

	$—	$—	$315,317	$213,214	$63,301	$—	$591,832

Liabilities — Derivative Financial Instrument
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$425,662	$—	$425,662
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	5,395	—	—	5,395

	$—	$—	$—	$5,395	$425,662	$—	$431,057

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six month ended June 30, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$1,377,544	$—	$931,831	$—	$2,309,375
Forward foreign currency exchange contracts	—	—	—	(626,523)	—	—	(626,523)

	$—	$—	$1,377,544	$(626,523)	$931,831	$—	$1,682,852

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$1,446,211	$—	$(490,660)	$—	$955,551
Forward foreign currency exchange contracts	—	—		473,863	—	—	473,863

	$—	$—	$1,446,211	$473,863	$(490,660)	$—	$1,429,414

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$27,274,581
Average notional value of contracts — short	$8,226,563
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$8,894,822
Average amounts sold — USD	$28,898,953

For more information about the LifePath Dynamic Master Portfolio’s Investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements

78	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2020 Master Portfolio

Derivative Financial Instruments — Offsetting as of Period End

	Assets	Liabilities
Futures contracts	$146,210	$5,406
Forward foreign currency exchange contracts	213,214	5,395

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$359,424	$10,801
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(146,210)	(5,406)

Total derivative assets and liabilities subject to an MNA	$213,214	$5,395

The following table presents the LifePath Dynamic Master Portfolio’s derivative assets (and liabilities) by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pleadged ) by the LifePath Dynamic Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets (b)
Bank of America N.A.	$156,196	$(548)	$—	$—	$155,648
Barclays Bank PLC	29	(29)	—	—	—
BNP Paribas S.A.	464	(49)	—	—	415
Citibank N.A.	474	(474)	—	—	—
Deutsche Bank AG	262	(262)	—	—	—
Goldman Sachs International	449	(75)	—	—	374
JPMorgan Chase Bank N.A.	1,724	(406)	—	—	1,318
Nomura International PLC	51,817	(390)	—	—	51,427
Standard Chartered Bank	136	(136)	—	—	—
State Street Bank and Trust Co.	1,631	(801)	—	—	830
UBS AG	32	(32)	—	—	—

	$213,214	$(3,202)	$—	$—	$210,012

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities (c)
Bank of America N.A.	$548	$(548)	$—	$—	$—
Barclays Bank PLC	207	(29)	—	—	178
BNP Paribas S.A.	49	(49)	—	—	—
Citibank N.A.	2,095	(474)	—	—	1,621
Credit Suisse International	13	—	—	—	13
Deutsche Bank AG	516	(262)	—	—	254
Goldman Sachs International	75	(75)	—	—	—
JPMorgan Chase Bank N.A.	406	(406)	—	—	—
Nomura International PLC	390	(390)	—	—	—
Standard Chartered Bank	255	(136)	—	—	119
State Street Bank and Trust Co.	801	(801)	—	—	—
UBS AG	40	(32)	—	—	8

	$5,395	$(3,202)	$—	$—	$2,193

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to counterparty in the event of default.

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2020 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$30,308,819	$—	$—	$30,308,819
Fixed Income Fund	23,546,679	—	—	23,546,679
Short-Term Securities	10,712,363	—	—	10,712,363
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	3,276,480	656,173	—	3,932,653
Hotels, Restaurants & Leisure	54,724	—	—	54,724
Household Durables	23,281	—	—	23,281
Interactive Media & Services	—	14,949	—	14,949
IT Services	18,794	—	—	18,794
Real Estate Management & Development	212,871	849,821	—	1,062,692

Subtotal	$68,154,011	$1,520,943	$—	$69,674,954

Investments Valued at NAV(a)				223,267,301

Total Investments				$292,942,255

Derivative Financial Instruments(b)
Assets:
Equity contracts	$315,317	$—	$—	$315,317
Forward foreign currency contracts	—	213,214	—	213,214
Interest rate contracts	63,301	—	—	63,301
Liabilities:
Forward foreign currency contracts	—	(5,395)	—	(5,395)
Interest rate contracts	(425,662)	—	—	(425,662)

	$(47,044)	$207,819	$—	$160,775

(a)	As of June 30, 2019, certain of the LifePath Dynamic Master Portfolio’s Investments were fair valued using NAV per share and have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

80	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) June 30, 2019	LifePath Dynamic 2030 Master Portfolio (Percentages shown are based on Net Assets)

Security	Investment Value	Value

Affiliated Investment Companies(f) — 92.9%

Equity Funds — 61.7%
Active Stock Master Portfolio	$124,849,757	$124,849,757

	Shares
BlackRock Advantage Emerging Markets Fund — Class K(a)	2,052,820	21,410,915
BlackRock Tactical Opportunities Fund — Class K	723,168	9,914,632

	Investment Value
International Tilts Master Portfolio	$36,755,921	36,755,921

	Shares
iShares Developed Real Estate Index Fund — Class K	10	111
iShares Edge MSCI Multifactor International ETF(b)	206,480	5,422,165
iShares Edge MSCI Multifactor USA ETF(b)	106,707	3,389,014
iShares MSCI EAFE Small-Cap ETF(b)	132,778	7,621,457

		209,363,972

	Investment Value

Fixed Income Funds — 27.8%
CoreAlpha Bond Master Portfolio	$69,153,399	69,153,399

	Shares
iShares TIPS Bond ETF	160,864	18,578,184

	Investment Value
Master Total Return Portfolio	$6,397,413	6,397,413

		94,128,996

	Shares

Short-Term Securities — 3.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.50%(c)(d)	1,673,107	1,673,943
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.31%(c)	9,955,163	9,955,163

		11,629,106

Total Affiliated Investment Companies — 92.9% (Cost — $292,770,083)		315,122,074

Common Stocks — 4.0%

Equity Real Estate Investment Trusts (REITs) — 3.1%
Activia Properties, Inc.	15	65,288
Alexandria Real Estate Equities, Inc.	2,485	350,609
alstria office REIT-AG	7,636	123,644
American Homes 4 Rent, Class A	5,357	130,229
Ascendas Real Estate Investment Trust	56,700	130,834
Assura PLC	100,817	81,685
AvalonBay Communities, Inc.	2,305	468,330
Boston Properties, Inc.(d)	3,173	409,317
Canadian Apartment Properties REIT	4,413	162,966
Capital & Regional PLC	119,759	22,053
CareTrust REIT, Inc.	12,123	288,285
Comforia Residential REIT, Inc.	33	94,732
Derwent London PLC	1,950	77,221
Dexus	21,347	194,742
Digital Realty Trust, Inc.	1,195	140,759
Douglas Emmett, Inc.	2,201	87,688

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
EPR Properties(b)	2,366	$176,480
Equinix, Inc.(b)(d)	217	109,431
Equity Residential	3,815	289,635
Extra Space Storage, Inc.(b)	2,545	270,024
Federal Realty Investment Trust	1,597	205,630
Gecina SA	602	90,085
GLP J-REIT	98	111,621
Healthcare Trust of America, Inc., Class A	3,363	92,247
Highwoods Properties, Inc.	4,333	178,953
Host Hotels & Resorts, Inc.	17,393	316,900
Hudson Pacific Properties, Inc.(d)	3,747	124,663
Hulic REIT, Inc.	83	144,082
Ichigo Office REIT Investment	79	74,959
Invitation Homes, Inc.	4,068	108,738
Japan Rental Housing Investments, Inc.	67	52,090
Kenedix Office Investment Corp.	20	143,122
Land Securities Group PLC	6,423	68,037
Link REIT	26,000	319,940
Mitsui Fudosan Logistics Park, Inc.	29	98,624
Prologis, Inc.	7,400	592,740
Regency Centers Corp.	4,027	268,762
Rexford Industrial Realty, Inc.	6,857	276,817
RioCan Real Estate Investment Trust	11,840	234,983
Scentre Group	82,307	222,128
Segro PLC	19,289	179,089
Simon Property Group, Inc.(b)	3,421	546,539
SL Green Realty Corp.	663	53,285
Spirit Realty Capital, Inc.(b)	8,358	356,552
STAG Industrial, Inc.	3,530	106,747
Sun Communities, Inc.(b)	2,356	302,016
UDR, Inc.	6,875	308,619
Unibail-Rodamco-Westfield	1,302	195,056
Ventas, Inc.(b)	6,588	450,290
VEREIT, Inc.(d)	20,005	180,245
VICI Properties, Inc.	11,744	258,838
Welltower, Inc.	833	67,914

		10,404,263

Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.(b)(d)	736	71,937
Marriott International, Inc., Class A	514	72,109

		144,046

Household Durables — 0.0%
Glenveagh Properties PLC(a)(e)	87,483	72,817

Interactive Media & Services — 0.0%
NEXTDC Ltd.(a)	8,616	39,329

IT Services — 0.0%
InterXion Holding NV(a)	651	49,535

Real Estate Management & Development — 0.8%
Aedas Homes SAU(a)(e)	3,094	73,530
Castellum AB	7,105	135,952
City Developments Ltd.	12,400	86,861
CK Asset Holdings Ltd.	42,500	332,948
Daiwa House Industry Co. Ltd.	2,500	73,052
Entra ASA(e)	9,996	153,635
Godewind Immobilien AG(a)(e)	16,654	70,257
Grainger PLC	27,096	84,512
Inmobiliaria Colonial Socimi SA	15,989	178,084
LEG Immobilien AG	1,519	171,317
Lend Lease Group	9,246	84,489
Mitsui Fudosan Co. Ltd.	11,400	277,068
Sumitomo Realty & Development Co. Ltd.	5,600	200,339

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2030 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Sun Hung Kai Properties Ltd.	8,500	$144,203
Swire Properties Ltd.	48,400	195,667
TLG Immobilien AG	5,488	160,691
Tokyu Fudosan Holdings Corp.	12,904	71,414
Vonovia SE	6,459	308,545

		2,802,564

Total Common stocks — 4.0% (Cost — $11,747,179)		13,512,554

Total Investments — 96.9% (Cost — $304,517,262)		328,634,628

Other Assets Less Liabilities — 3.1%		10,614,711

Net Assets — 100.0%		$339,249,339

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)

During the six months ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$116,921,680	$7,928,077	(b)	$—		$124,849,757	$124,849,757	$1,099,269		$6,516,009	$11,458,367
BlackRock Advantage Emerging Markets Fund — Class K	1,841,392	343,733		(132,305)		2,052,820	21,410,915	—		(92,863)	1,864,882
BlackRock Cash Funds: Institutional, SL Agency Shares	7,025,957	—		(5,352,850	)(d)	1,673,107	1,673,943	12,149	(c)	4,630	241
BlackRock Cash Funds: Treasury, SL Agency Shares	927,237	9,027,926		—		9,955,163	9,955,163	56,262		—	—
BlackRock Tactical Opportunities Fund	745,753	24,130		(46,715)		723,168	9,914,632	—		15,524	38,472
CoreAlpha Bond Master Portfolio	$64,489,702	$4,663,697	(b)	$—		$69,153,399	69,153,399	1,098,883		1,032,856	128,935
International Tilts Master Portfolio	$33,994,754	$2,761,167	(b)	$—		$36,755,921	36,755,921	710,004		272,148	7,705,457
iShares Developed Real Estate Index Fund	—	10		—		10	111	—		—	2
iShares Edge MSCI Multifactor International ETF	278,178	—		(71,698)		206,480	5,422,165	113,832		123,121	573,840
iShares Edge MSCI Multifactor USA ETF	142,679	16,341		(52,313)		106,707	3,389,014	30,593		120,835	413,139
iShares MSCI EAFE Small-Cap ETF	132,778	—		—		132,778	7,621,457	123,808		—	740,901
iShares TIPS Bond ETF	120,087	47,954		(7,177)		160,864	18,578,184	88,247		4,798	767,891
Master Total Return Portfolio	$10,741,999	$—		$(4,344,586	)(d)	$6,397,413	6,397,413	234,310		156,664	1,644,621

							$315,122,074	$3,567,357		$8,153,722	$25,336,748

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)

Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net shares/investment value sold.

For LifePath Dynamic Master Portfolio compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

82	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2030 Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	34	09/19/19	$5,077	$21,355
Ultra Long U.S. Treasury Bond	9	09/19/19	1,598	71,213
E-Mini MSCI EAFE Index	78	09/20/19	7,501	99,396
Russell 2000 E-Mini Index	125	09/20/19	9,794	213,540
S&P 500 E-Mini Index	33	09/20/19	4,858	81,318

				486,822

Short Contracts
10-Year U.S. Treasury Note	83	09/19/19	10,621	(250,947)
10-Year U.S. Ultra Long Treasury	51	09/19/19	7,044	(208,291)

				(459,238)

				$27,584

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	11,000	USD	7,680	Bank of America N.A.	07/16/19	$46
AUD	6,000	USD	4,184	Deutsche Bank AG	07/16/19	30
AUD	15,000	USD	10,389	Deutsche Bank AG	07/16/19	147
AUD	50,000	USD	34,593	Deutsche Bank AG	07/16/19	527
AUD	216,000	USD	150,855	Deutsche Bank AG	07/16/19	862
AUD	65,000	USD	44,932	Goldman Sachs International	07/16/19	724
AUD	9,000	USD	6,271	JPMorgan Chase Bank N.A.	07/16/19	50
AUD	18,000	USD	12,515	JPMorgan Chase Bank N.A.	07/16/19	128
AUD	4,000	USD	2,754	Nomura International PLC	07/16/19	55
AUD	7,000	USD	4,853	Nomura International PLC	07/16/19	64
AUD	32,000	USD	22,157	Standard Chartered Bank	07/16/19	319
AUD	6,000	USD	4,180	State Street Bank and Trust Co.	07/16/19	35
AUD	12,000	USD	8,419	State Street Bank and Trust Co.	07/16/19	10
AUD	111,000	USD	77,906	State Street Bank and Trust Co.	07/16/19	60
AUD	121,000	USD	84,272	State Street Bank and Trust Co.	07/16/19	718
CAD	2,000	USD	1,486	Bank of America N.A.	07/16/19	42
CAD	28,000	USD	20,974	Citibank N.A.	07/16/19	414
CAD	41,000	USD	31,082	Citibank N.A.	07/16/19	237
CAD	1,000	USD	745	JPMorgan Chase Bank N.A.	07/16/19	19
CAD	1,000	USD	750	JPMorgan Chase Bank N.A.	07/16/19	14
CAD	34,000	USD	25,244	JPMorgan Chase Bank N.A.	07/16/19	728
CAD	2,000	USD	1,508	State Street Bank and Trust Co.	07/16/19	20
CHF	214,000	USD	215,257	JPMorgan Chase Bank N.A.	07/16/19	4,253
EUR	1,000	USD	1,123	BNP Paribas S.A.	07/16/19	16
EUR	9,000	USD	10,100	BNP Paribas S.A.	07/16/19	146
EUR	125,000	USD	140,355	BNP Paribas S.A.	07/16/19	1,949
EUR	37,000	USD	42,078	Barclays Bank PLC	07/16/19	44
EUR	17,000	USD	19,128	Citibank N.A.	07/16/19	226
EUR	1,000	USD	1,137	Goldman Sachs International	07/16/19	2
EUR	29,000	USD	32,734	Goldman Sachs International	07/16/19	281
EUR	9,000	USD	10,215	Nomura International PLC	07/16/19	31
EUR	1,000	USD	1,128	Standard Chartered Bank	07/16/19	10
EUR	39,000	USD	43,840	Standard Chartered Bank	07/16/19	559
EUR	3,000	USD	3,392	State Street Bank and Trust Co.	07/16/19	23
EUR	10,000	USD	11,328	State Street Bank and Trust Co.	07/16/19	56
EUR	29,000	USD	32,849	State Street Bank and Trust Co.	07/16/19	165
EUR	88,000	USD	98,689	State Street Bank and Trust Co.	07/16/19	1,494
GBP	2,000	USD	2,524	BNP Paribas S.A.	07/16/19	18

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2030 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	1,000	USD	1,270	Bank of America N.A.	07/16/19	$1
GBP	5,000	USD	6,270	Bank of America N.A.	07/16/19	84
GBP	4,000	USD	5,081	Nomura International PLC	07/16/19	2
GBP	5,000	USD	6,337	Nomura International PLC	07/16/19	17
GBP	30,000	USD	37,829	Nomura International PLC	07/16/19	296
GBP	36,000	USD	45,277	Nomura International PLC	07/16/19	474
GBP	40,000	USD	50,706	Nomura International PLC	07/16/19	128
GBP	66,000	USD	83,507	Standard Chartered Bank	07/16/19	369
GBP	2,000	USD	2,539	State Street Bank and Trust Co.	07/16/19	3
HKD	250,000	USD	31,880	Citibank N.A.	07/16/19	126
HKD	192,000	USD	24,515	Credit Suisse International	07/16/19	65
HKD	75,000	USD	9,563	Goldman Sachs International	07/16/19	39
HKD	401,000	USD	51,202	Goldman Sachs International	07/16/19	136
HKD	471,000	USD	60,171	Goldman Sachs International	07/16/19	129
HKD	457,000	USD	58,331	JPMorgan Chase Bank N.A.	07/16/19	177
HKD	116,000	USD	14,797	Nomura International PLC	07/16/19	54
HKD	208,000	USD	26,569	Royal Bank of Canada	07/16/19	60
HKD	12,000	USD	1,530	State Street Bank and Trust Co.	07/16/19	6
HKD	17,000	USD	2,169	State Street Bank and Trust Co.	07/16/19	8
HKD	28,000	USD	3,575	State Street Bank and Trust Co.	07/16/19	10
HKD	105,000	USD	13,387	State Street Bank and Trust Co.	07/16/19	56
HKD	206,000	USD	26,299	State Street Bank and Trust Co.	07/16/19	75
HKD	208,000	USD	26,538	State Street Bank and Trust Co.	07/16/19	91
HKD	215,000	USD	27,439	State Street Bank and Trust Co.	07/16/19	87
HKD	668,000	USD	85,286	State Street Bank and Trust Co.	07/16/19	235
HKD	49,000	USD	6,257	UBS AG	07/16/19	17
HKD	157,000	USD	20,048	UBS AG	07/16/19	52
IDR	2,068,099,000	USD	144,320	JPMorgan Chase Bank N.A.	07/16/19	1,904
JPY	6,323,000	USD	58,433	Bank of America N.A.	07/16/19	279
JPY	2,332,000	USD	21,366	Barclays Bank PLC	07/16/19	287
JPY	3,441,000	USD	31,763	Deutsche Bank AG	07/16/19	188
JPY	296,000	USD	2,734	Goldman Sachs International	07/16/19	15
JPY	2,247,000	USD	20,860	Goldman Sachs International	07/16/19	5
JPY	13,221,000	USD	122,243	Goldman Sachs International	07/16/19	519
JPY	11,596,000	USD	104,298	JPMorgan Chase Bank N.A.	07/16/19	3,376
JPY	9,916,000	USD	91,643	Nomura International PLC	07/16/19	431
JPY	369,000	USD	3,358	State Street Bank and Trust Co.	07/16/19	68
JPY	423,000	USD	3,813	State Street Bank and Trust Co.	07/16/19	115
JPY	5,173,000	USD	46,558	State Street Bank and Trust Co.	07/16/19	1,475
JPY	13,558,000	USD	121,921	State Street Bank and Trust Co.	07/16/19	3,971
JPY	14,627,000	USD	135,587	State Street Bank and Trust Co.	07/16/19	231
JPY	1,702,000	USD	15,707	UBS AG	07/16/19	97
NOK	21,000	USD	2,400	State Street Bank and Trust Co.	07/16/19	63
NOK	43,000	USD	4,944	State Street Bank and Trust Co.	07/16/19	99
NOK	70,000	USD	8,035	State Street Bank and Trust Co.	07/16/19	174
SEK	148,000	USD	15,674	State Street Bank and Trust Co.	07/16/19	281
SGD	3,000	USD	2,182	Bank of America N.A.	07/16/19	36
SGD	16,000	USD	11,797	JPMorgan Chase Bank N.A.	07/16/19	31
SGD	259,000	USD	191,414	JPMorgan Chase Bank N.A.	07/16/19	66
SGD	14,000	USD	10,331	Standard Chartered Bank	07/16/19	20
SGD	8,000	USD	5,842	State Street Bank and Trust Co.	07/16/19	72
SGD	35,000	USD	25,582	State Street Bank and Trust Co.	07/16/19	293
SGD	61,000	USD	44,802	State Street Bank and Trust Co.	07/16/19	296
USD	79,864	AUD	111,000	Bank of America N.A.	07/16/19	1,898
USD	3,522	AUD	5,000	State Street Bank and Trust Co.	07/16/19	10
USD	5,753	AUD	8,000	State Street Bank and Trust Co.	07/16/19	134
USD	16,542	AUD	23,000	State Street Bank and Trust Co.	07/16/19	387
USD	21,486	AUD	30,000	State Street Bank and Trust Co.	07/16/19	414
USD	22,149	AUD	31,000	State Street Bank and Trust Co.	07/16/19	375
USD	32,343	AUD	45,000	State Street Bank and Trust Co.	07/16/19	735
USD	214,764	CAD	281,000	State Street Bank and Trust Co.	07/16/19	114
USD	64,665	CHF	63,000	State Street Bank and Trust Co.	07/16/19	43

84	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2030 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	636,559	EUR	559,000	Goldman Sachs International	07/16/19	$175
USD	4,564	EUR	4,000	State Street Bank and Trust Co.	07/16/19	10
USD	22,900	GBP	18,000	BNP Paribas S.A.	07/16/19	25
USD	81,385	GBP	62,000	Citibank N.A.	07/16/19	2,592
USD	319,127	GBP	251,000	State Street Bank and Trust Co.	07/16/19	143
USD	506,103	HKD	3,953,000	Barclays Bank PLC	07/16/19	20
USD	98,339	HKD	768,000	UBS AG	07/16/19	16
USD	7,623	NOK	65,000	Bank of America N.A.	07/16/19	—
USD	161,516	NOK	1,374,000	JPMorgan Chase Bank N.A.	07/16/19	370
CAD	5,511,903	USD	4,129,623	Nomura International PLC	09/18/19	85,351
EUR	20,900,873	USD	23,739,086	Bank of America N.A.	09/18/19	172,597

						297,120

AUD	339,000	USD	242,064	Bank of America N.A.	07/16/19	(3,952)
AUD	4,000	USD	2,841	Nomura International PLC	07/16/19	(32)
AUD	13,000	USD	9,175	Standard Chartered Bank	07/16/19	(43)
AUD	2,000	USD	1,410	State Street Bank and Trust Co.	07/16/19	(5)
EUR	68,000	USD	77,562	Bank of America N.A.	07/16/19	(149)
EUR	47,000	USD	53,620	Goldman Sachs International	07/16/19	(114)
EUR	6,000	USD	6,840	State Street Bank and Trust Co.	07/16/19	(9)
GBP	1,000	USD	1,308	Bank of America N.A.	07/16/19	(37)
GBP	7,000	USD	9,068	Bank of America N.A.	07/16/19	(172)
GBP	7,000	USD	9,155	Bank of America N.A.	07/16/19	(259)
GBP	1,000	USD	1,305	Barclays Bank PLC	07/16/19	(34)
GBP	5,000	USD	6,587	Citibank N.A.	07/16/19	(232)
GBP	2,000	USD	2,554	Deutsche Bank AG	07/16/19	(12)
GBP	2,000	USD	2,614	Deutsche Bank AG	07/16/19	(72)
GBP	11,000	USD	14,260	Deutsche Bank AG	07/16/19	(281)
GBP	2,000	USD	2,619	Nomura International PLC	07/16/19	(77)
GBP	3,000	USD	3,900	Nomura International PLC	07/16/19	(87)
GBP	3,000	USD	3,951	Nomura International PLC	07/16/19	(139)
GBP	7,000	USD	9,200	Nomura International PLC	07/16/19	(304)
GBP	2,000	USD	2,556	State Street Bank and Trust Co.	07/16/19	(14)
GBP	4,000	USD	5,247	State Street Bank and Trust Co.	07/16/19	(164)
GBP	6,000	USD	7,836	State Street Bank and Trust Co.	07/16/19	(211)
GBP	11,000	USD	14,423	State Street Bank and Trust Co.	07/16/19	(444)
GBP	13,000	USD	16,534	State Street Bank and Trust Co.	07/16/19	(13)
ILS	119,000	USD	33,439	BNP Paribas S.A.	07/16/19	(66)
JPY	1,108,000	USD	10,381	Goldman Sachs International	07/16/19	(93)
JPY	2,144,000	USD	20,000	State Street Bank and Trust Co.	07/16/19	(92)
JPY	3,405,000	USD	31,631	UBS AG	07/16/19	(14)
NZD	38,000	USD	25,609	JPMorgan Chase Bank N.A.	07/16/19	(72)
SEK	1,238,000	USD	134,383	Bank of America N.A.	07/16/19	(923)
USD	68,036	AUD	97,000	Bank of America N.A.	07/16/19	(96)
USD	43,646	AUD	63,000	Deutsche Bank AG	07/16/19	(605)
USD	130,902	AUD	187,000	Nomura International PLC	07/16/19	(445)
USD	7,678	AUD	11,000	State Street Bank and Trust Co.	07/16/19	(48)
USD	336,793	AUD	480,000	State Street Bank and Trust Co.	07/16/19	(356)
USD	20,715	CAD	28,000	Nomura International PLC	07/16/19	(674)
USD	24,596	CAD	33,000	Standard Chartered Bank	07/16/19	(612)
USD	12,983	CHF	13,000	JPMorgan Chase Bank N.A.	07/16/19	(351)
USD	4,479	EUR	4,000	Bank of America N.A.	07/16/19	(75)
USD	109,746	EUR	98,000	Deutsche Bank AG	07/16/19	(1,821)
USD	40,420	EUR	36,000	JPMorgan Chase Bank N.A.	07/16/19	(563)
USD	11,268	EUR	10,000	Nomura International PLC	07/16/19	(116)
USD	3,349	EUR	3,000	State Street Bank and Trust Co.	07/16/19	(67)
USD	8,991	EUR	8,000	State Street Bank and Trust Co.	07/16/19	(116)
USD	13,424	EUR	12,000	State Street Bank and Trust Co.	07/16/19	(237)
USD	27,001	EUR	24,000	State Street Bank and Trust Co.	07/16/19	(322)
USD	103,212	EUR	91,000	State Street Bank and Trust Co.	07/16/19	(386)
USD	365,394	EUR	322,000	State Street Bank and Trust Co.	07/16/19	(1,182)
USD	73,112	GBP	58,000	Bank of America N.A.	07/16/19	(597)

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2030 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	29,860	HKD	234,000	Citibank N.A.	07/16/19	$(97)
USD	9,817	HKD	77,000	Standard Chartered Bank	07/16/19	(41)
USD	108,429	HKD	850,000	Standard Chartered Bank	07/16/19	(392)
USD	153,543	HKD	1,202,000	State Street Bank and Trust Co.	07/16/19	(343)
USD	143,934	IDR	2,068,099,000	Barclays Bank PLC	07/16/19	(2,290)
USD	14,556	JPY	1,593,000	Bank of America N.A.	07/16/19	(236)
USD	327,305	JPY	36,226,000	Citibank N.A.	07/16/19	(9,069)
USD	102,070	JPY	11,065,000	JPMorgan Chase Bank N.A.	07/16/19	(674)
USD	799,232	JPY	86,082,000	JPMorgan Chase Bank N.A.	07/16/19	(76)
USD	44,472	JPY	4,865,000	Standard Chartered Bank	07/16/19	(702)
USD	3,995	NOK	35,000	BNP Paribas S.A.	07/16/19	(109)
USD	2,090	NOK	18,000	State Street Bank and Trust Co.	07/16/19	(21)
USD	65,527	NOK	570,000	State Street Bank and Trust Co.	07/16/19	(1,324)
USD	4,562	NZD	7,000	Citibank N.A.	07/16/19	(143)
USD	6,716	NZD	10,000	Goldman Sachs International	07/16/19	(5)
USD	4,737	SEK	45,000	Goldman Sachs International	07/16/19	(114)
USD	118,251	SEK	1,097,000	Goldman Sachs International	07/16/19	(8)
USD	3,638	SGD	5,000	Citibank N.A.	07/16/19	(59)
USD	6,578	SGD	9,000	Goldman Sachs International	07/16/19	(75)
USD	31,933	SGD	44,000	JPMorgan Chase Bank N.A.	07/16/19	(596)
USD	3,666	SGD	5,000	Standard Chartered Bank	07/16/19	(31)
USD	2,209	SGD	3,000	State Street Bank and Trust Co.	07/16/19	(9)
USD	13,872	SGD	19,000	State Street Bank and Trust Co.	07/16/19	(175)
USD	178,138	SGD	241,000	State Street Bank and Trust Co.	07/16/19	(34)

						(33,408)

						$263,712

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instrument
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$415,609	$—	$71,213	$—	$486,822
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	297,120	—	—	297,120

	$—	$—	$415,609	$297,120	$71,213	$—	$783,942

Liabilities — Derivative Financial Instrument
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$459,238	$—	$459,238
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	33,408	—	—	33,408

	$—	$—	$—	$33,408	$459,238	$—	$492,646

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

86	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2030 Master Portfolio

For the six month ended June 30, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$1,714,758	$—	$1,085,812	$—	$2,800,570
Forward foreign currency exchange contracts	—	—	—	(727,721)	—	—	(727,721)

	$—	$—	$1,714,758	$(727,721)	$1,085,812	$—	$2,072,849

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$1,459,203	$—	$(567,643)	$—	$891,560
Forward foreign currency exchange contracts	—	—		601,585	—	—	601,585

	$—	$—	$1,459,203	$601,585	$(567,643)	$—	$1,493,145

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$37,840,444
Average notional value of contracts — short	$8,832,891
Forward foreign currency exchange contracts:
Average USD amounts purchased	$13,588,817
Average USD amounts sold	$35,038,790

For more information about the LifePath Dynamic Master Portfolio’s Investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements

Derivative Financial Instruments — Offsetting as of Period End

	Assets	Liabilities
Futures contracts	$168,749	$5,875
Forward foreign currency exchange contracts	297,120	33,408

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$465,869	$39,283
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(168,749)	(5,875)

Total derivative assets and liabilities subject to an MNA	$297,120	$33,408

The following table presents the LifePath Dynamic Master Portfolio’s derivative assets (and liabilities) by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pleadged ) by the LifePath Dynamic Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets (b)
Bank of America N.A.	$174,983	$(6,496)	$—	$—	$168,487
Barclays Bank PLC	351	(351)	—	—	—
BNP Paribas S.A.	2,154	(175)	—	—	1,979
Citibank N.A.	3,595	(3,595)	—	—	—
Credit Suisse International	65	—	—	—	65
Deutsche Bank AG	1,754	(1,754)	—	—	—
Goldman Sachs International	2,025	(409)	—	—	1,616
JPMorgan Chase Bank N.A.	11,116	(2,332)	—	—	8,784
Nomura International PLC	86,903	(1,874)	—	—	85,029
Royal Bank of Canada	60	—	—	—	60
Standard Chartered Bank	1,277	(1,277)	—	—	—
State Street Bank and Trust Co.	12,655	(5,572)	—	—	7,083
UBS AG	182	(14)	—	—	168

	$297,120	$(23,849)	$—	$—	$273,271

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2030 Master Portfolio

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities (c)
Bank of America N.A.	$6,496	$(6,496)	$—	$—	$—
Barclays Bank PLC	2,324	(351)	—	—	1,973
BNP Paribas S.A.	175	(175)	—	—	—
Citibank N.A.	9,600	(3,595)	—	—	6,005
Deutsche Bank AG	2,791	(1,754)	—	—	1,037
Goldman Sachs International	409	(409)	—	—	—
JPMorgan Chase Bank N.A.	2,332	(2,332)	—	—	—
Nomura International PLC	1,874	(1,874)	—	—	—
Standard Chartered Bank	1,821	(1,277)	—	—	544
State Street Bank and Trust Co.	5,572	(5,572)	—	—	—
UBS AG	14	(14)	—	—	—

	$33,408	$(23,849)	$—	$—	$9,559

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$47,758,294	$—	$—	$47,758,294
Fixed Income Fund	18,578,184	—	—	18,578,184
Short-Term Securities	11,629,106	—	—	11,629,106
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	8,709,066	1,695,197	—	10,404,263
Hotels, Restaurants & Leisure	144,046	—	—	144,046
Household Durables	72,817	—	—	72,817
Interactive Media & Services	—	39,329	—	39,329
IT Services	49,535	—	—	49,535
Real Estate Management & Development	567,074	2,235,490	—	2,802,564

	$87,508,122	$3,970,016	$—	$91,478,138

Investments Valued at NAV(a)				237,156,490

				$328,634,628

Derivative Financial Instruments(b)
Assets:
Equity contracts	$415,609	$—	$—	$415,609
Forward foreign currency contracts	—	297,120	—	297,120
Interest rate contracts	71,213	—	—	71,213
Liabilities:
Forward foreign currency contracts	—	(33,408)	—	(33,408)
Interest rate contracts	(459,238)	—	—	(459,238)

	$27,584	$263,712	$—	$291,296

(a)	As of June 30, 2019, certain of the LifePath Dynamic Master Portfolio’s Investments were fair valued using NAV per share and have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

88	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) June 30, 2019	LifePath Dynamic 2040 Master Portfolio (Percentages shown are based on Net Assets)

Security	Investment Value	Value

Affiliated Investment Companies(f) — 93.5%

Equity Funds — 77.5%
Active Stock Master Portfolio	$122,048,994	$122,048,994

	Shares
BlackRock Advantage Emerging Markets Fund — Class K(a)	2,275,739	23,735,953
BlackRock Tactical Opportunities Fund — Class K	587,604	8,056,056

	Investment Value
International Tilts Master Portfolio	$38,399,807	38,399,807

	Shares
iShares Developed Real Estate Index Fund — Class K	10	111
iShares Edge MSCI Multifactor International ETF(b)	212,230	5,573,160
iShares Edge MSCI Multifactor USA ETF(b)	206,213	6,549,325
iShares MSCI EAFE Small-Cap ETF(b)	170,447	9,783,658

		214,147,064

	Investment Value

Fixed Income Funds — 9.8%
CoreAlpha Bond Master Portfolio	$16,722,217	16,722,217

	Shares
iShares TIPS Bond ETF	58,683	6,777,300

	Investment Value
Master Total Return Portfolio	$3,651,916	3,651,916

		27,151,433

	Shares

Short-Term Securities — 6.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.50%(c)(d)	3,484,143	3,485,885
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.31%(c)	13,492,652	13,492,652

		16,978,537

Total Affiliated Investment Companies — 93.5% (Cost — $222,966,972)		258,277,034

Common Stocks — 6.1%

Equity Real Estate Investment Trusts (REITs) — 4.8%
Activia Properties, Inc.	19	82,698
Alexandria Real Estate Equities, Inc.	3,071	433,287
alstria office REIT-AG	9,435	152,774
American Homes 4 Rent, Class A	6,619	160,908
Ascendas Real Estate Investment Trust	70,000	161,523
Assura PLC	124,582	100,940
AvalonBay Communities, Inc.	2,849	578,860
Boston Properties, Inc.	3,921	505,809
Canadian Apartment Properties REIT	5,453	201,372
Capital & Regional PLC	160,877	29,624
CareTrust REIT, Inc.	14,980	356,224
Comforia Residential REIT, Inc.	41	117,697
Derwent London PLC	2,409	95,398
Dexus	26,379	240,647
Digital Realty Trust, Inc.	1,476	173,858
Douglas Emmett, Inc.	2,720	108,365

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
EPR Properties(b)	2,923	$218,027
Equinix, Inc.	268	135,150
Equity Residential	4,714	357,887
Extra Space Storage, Inc.	3,145	333,685
Federal Realty Investment Trust	1,973	254,044
Gecina SA	812	121,510
GLP J-REIT	121	137,818
Healthcare Trust of America, Inc., Class A	4,156	113,999
Highwoods Properties, Inc.	5,354	221,120
Host Hotels & Resorts, Inc.	21,493	391,602
Hudson Pacific Properties, Inc.	4,631	154,073
Hulic REIT, Inc.	112	194,424
Ichigo Office REIT Investment	98	92,987
Inmobiliaria Colonial Socimi SA	19,757	220,051
Invitation Homes, Inc.	5,027	134,372
Japan Rental Housing Investments, Inc.	83	64,530
Kenedix Office Investment Corp.	25	178,902
Land Securities Group PLC	7,937	84,074
Link REIT	32,000	393,773
Mitsui Fudosan Logistics Park, Inc.	36	122,430
Prologis, Inc.	9,145	732,515
Regency Centers Corp.	4,976	332,098
Rexford Industrial Realty, Inc.	8,473	342,055
RioCan Real Estate Investment Trust	14,632	290,394
Scentre Group	101,708	274,487
Segro PLC	23,836	221,305
Simon Property Group, Inc.	4,228	675,465
SL Green Realty Corp.	877	70,485
Spirit Realty Capital, Inc.(b)	10,328	440,593
STAG Industrial, Inc.	4,362	131,907
Sun Communities, Inc.	2,911	373,161
UDR, Inc.	8,495	381,341
Unibail-Rodamco-Westfield	1,609	241,049
Ventas, Inc.(b)	8,142	556,506
VEREIT, Inc.	24,720	222,727
VICI Properties, Inc.	14,513	319,867
Welltower, Inc.	1,029	83,894

		13,114,291

Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	909	88,846
Marriott International, Inc., Class A	635	89,084

		177,930

Household Durables — 0.0%
Glenveagh Properties PLC(a)(e)	114,536	95,335

Interactive Media & Services — 0.0%
NEXTDC Ltd.(a)	10,647	48,600

IT Services — 0.0%
InterXion Holding NV(a)	805	61,253

Real Estate Management & Development — 1.2%
Aedas Homes SAU(a)(e)	3,939	93,612
Castellum AB	8,780	168,003
City Developments Ltd.	15,300	107,175
CK Asset Holdings Ltd.	52,500	411,289
Daiwa House Industry Co. Ltd.	3,100	90,584
Entra ASA(e)	12,352	189,846
Godewind Immobilien AG(a)(b)(e)	20,580	86,820
Grainger PLC	33,483	104,433
LEG Immobilien AG	1,878	211,806
Lend Lease Group	11,426	104,410
Mitsui Fudosan Co. Ltd.	14,100	342,689
Sumitomo Realty & Development Co. Ltd.	6,900	246,846

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2040 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Sun Hung Kai Properties Ltd.	11,000	$186,616
Swire Properties Ltd.	59,800	241,754
TLG Immobilien AG	6,781	198,550
Tokyu Fudosan Holdings Corp.	15,860	87,773
Vonovia SE	7,982	381,298

		3,253,504

Total Common Stocks — 6.1% (Cost — $14,498,908)		16,750,913

Total Investments — 99.6% (Cost — $237,465,880)		275,027,947

Other Assets Less Liabilities — 0.4%		1,207,299

Net Assets — 100.0%		$276,235,246

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)

During the six months ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$113,277,653	$8,771,341	(b)	$—		$122,048,994	$122,048,994	$1,059,713		$6,268,320	$10,065,588
BlackRock Advantage Emerging Markets Fund — Class K	1,896,578	494,027		(114,866)		2,275,739	23,735,953	—		(97,970)	1,880,857
BlackRock Cash Funds: Institutional, SL Agency Shares	8,282,344	—		(4,798,201	)(c)	3,484,143	3,485,885	11,971	(d)	2,980	393
BlackRock Cash Funds: Treasury, SL Agency Shares	4,091,592	9,401,060	(b)	—		13,492,652	13,492,652	69,754		—	—
BlackRock Tactical Opportunities Fund — Class K	607,477	19,585		(39,458)		587,604	8,056,056	—		12,968	31,389
CoreAlpha Bond Master Portfolio	$16,279,448	$442,769	(b)	$—		$16,722,217	16,722,217	280,153		261,790	173,443
International Tilts Master Portfolio	$34,811,321	$3,588,486	(b)	$—		$38,399,807	38,399,807	736,381		284,652	7,987,878
iShares Developed Real Estate Index Fund — Class K	—	10		—		10	111	—		—	2
iShares Edge MSCI Multifactor International ETF	287,336	—		(75,106)		212,230	5,573,160	117,002		127,892	575,388
iShares Edge MSCI Multifactor USA ETF	242,674	—		(36,461)		206,213	6,549,325	58,308		172,137	774,406
iShares MSCI EAFE Small-Cap ETF	141,321	29,126		—		170,447	9,783,658	131,774		—	790,132
iShares TIPS Bond ETF	32,193	28,101		(1,611)		58,683	6,777,300	25,938		2,728	213,161
Master Total Return Portfolio	$2,502,333	$1,149,583	(b)	$—		$3,651,916	3,651,916	62,941		43,673	(51,927)

							$258,277,034	$2,553,935		$7,079,170	$22,440,710

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)	Represents net shares/investment value sold.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For LifePath Dynamic Master Portfolio compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

90	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2040 Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	35	09/19/19	$5,226	$21,989
Ultra Long U.S. Treasury Bond	7	09/19/19	1,243	55,388
E-Mini MSCI EAFE Index	106	09/20/19	10,193	99,394
Russell 2000 E-Mini Index	86	09/20/19	6,739	124,608
S&P 500 E-Mini Index	57	09/20/19	8,391	114,706

				416,085

Short Contracts
10-Year U.S. Treasury Note	101	09/19/19	12,925	(224,194)
10-Year U.S. Ultra Long Treasury	41	09/19/19	5,663	(167,449)

				(391,643)

				$24,442

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	8,000	USD	5,579	Deutsche Bank AG	07/16/19	$40
AUD	14,000	USD	9,774	Deutsche Bank AG	07/16/19	59
AUD	20,000	USD	13,852	Deutsche Bank AG	07/16/19	196
AUD	67,000	USD	46,354	Deutsche Bank AG	07/16/19	706
AUD	291,000	USD	203,235	Deutsche Bank AG	07/16/19	1,162
AUD	88,000	USD	60,831	Goldman Sachs International	07/16/19	980
AUD	25,000	USD	17,382	JPMorgan Chase Bank N.A.	07/16/19	178
AUD	5,000	USD	3,443	Nomura International PLC	07/16/19	69
AUD	7,000	USD	4,853	Nomura International PLC	07/16/19	64
AUD	44,000	USD	30,466	Standard Chartered Bank	07/16/19	439
AUD	9,000	USD	6,270	State Street Bank and Trust Co.	07/16/19	52
AUD	12,000	USD	8,362	State Street Bank and Trust Co.	07/16/19	66
AUD	16,000	USD	11,225	State Street Bank and Trust Co.	07/16/19	13
AUD	149,000	USD	104,545	State Street Bank and Trust Co.	07/16/19	111
AUD	184,000	USD	128,149	State Street Bank and Trust Co.	07/16/19	1,092
CAD	2,000	USD	1,486	Bank of America N.A.	07/16/19	42
CAD	37,000	USD	27,713	Bank of America N.A.	07/16/19	550
CAD	1,000	USD	750	Barclays Bank PLC	07/16/19	14
CAD	56,000	USD	42,454	Citibank N.A.	07/16/19	324
CAD	37,000	USD	27,630	Goldman Sachs International	07/16/19	633
CAD	1,000	USD	745	JPMorgan Chase Bank N.A.	07/16/19	19
CAD	60,000	USD	44,548	JPMorgan Chase Bank N.A.	07/16/19	1,285
CAD	1,000	USD	746	Royal Bank of Canada	07/16/19	18
CAD	2,000	USD	1,508	State Street Bank and Trust Co.	07/16/19	20
CHF	287,000	USD	288,675	JPMorgan Chase Bank N.A.	07/16/19	5,715
EUR	1,000	USD	1,123	BNP Paribas S.A.	07/16/19	16
EUR	149,000	USD	167,304	BNP Paribas S.A.	07/16/19	2,323
EUR	50,000	USD	56,862	Barclays Bank PLC	07/16/19	60
EUR	1,000	USD	1,137	Goldman Sachs International	07/16/19	2
EUR	13,000	USD	14,593	JPMorgan Chase Bank N.A.	07/16/19	207
EUR	22,000	USD	24,778	JPMorgan Chase Bank N.A.	07/16/19	268
EUR	12,000	USD	13,620	Nomura International PLC	07/16/19	41
EUR	84,000	USD	94,814	Nomura International PLC	07/16/19	814
EUR	3,000	USD	3,385	Standard Chartered Bank	07/16/19	30
EUR	74,000	USD	83,183	Standard Chartered Bank	07/16/19	1,061
EUR	5,000	USD	5,654	State Street Bank and Trust Co.	07/16/19	38
EUR	13,000	USD	14,726	State Street Bank and Trust Co.	07/16/19	73
EUR	40,000	USD	45,310	State Street Bank and Trust Co.	07/16/19	228
EUR	118,000	USD	132,332	State Street Bank and Trust Co.	07/16/19	2,003

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2040 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	3,000	USD	3,786	BNP Paribas S.A.	07/16/19	$27
GBP	6,000	USD	7,604	BNP Paribas S.A.	07/16/19	21
GBP	6,000	USD	7,622	BNP Paribas S.A.	07/16/19	4
GBP	2,000	USD	2,539	Bank of America N.A.	07/16/19	2
GBP	7,000	USD	8,778	Bank of America N.A.	07/16/19	118
GBP	40,000	USD	50,439	Nomura International PLC	07/16/19	395
GBP	49,000	USD	61,627	Nomura International PLC	07/16/19	645
GBP	54,000	USD	68,454	Nomura International PLC	07/16/19	172
GBP	93,000	USD	117,668	Standard Chartered Bank	07/16/19	521
GBP	2,000	USD	2,539	State Street Bank and Trust Co.	07/16/19	3
HKD	259,000	USD	33,028	Citibank N.A.	07/16/19	131
HKD	48,000	USD	6,129	Deutsche Bank AG	07/16/19	16
HKD	62,000	USD	7,905	Goldman Sachs International	07/16/19	32
HKD	543,000	USD	69,333	Goldman Sachs International	07/16/19	185
HKD	662,000	USD	84,571	Goldman Sachs International	07/16/19	182
HKD	618,000	USD	78,885	JPMorgan Chase Bank N.A.	07/16/19	234
HKD	163,000	USD	20,792	Nomura International PLC	07/16/19	76
HKD	285,000	USD	36,405	Royal Bank of Canada	07/16/19	82
HKD	22,000	USD	2,807	State Street Bank and Trust Co.	07/16/19	10
HKD	28,000	USD	3,575	State Street Bank and Trust Co.	07/16/19	10
HKD	275,000	USD	35,087	State Street Bank and Trust Co.	07/16/19	120
HKD	294,000	USD	37,521	State Street Bank and Trust Co.	07/16/19	119
HKD	302,000	USD	38,502	State Street Bank and Trust Co.	07/16/19	161
HKD	358,000	USD	45,711	State Street Bank and Trust Co.	07/16/19	122
HKD	1,091,000	USD	139,292	State Street Bank and Trust Co.	07/16/19	383
HKD	213,000	USD	27,199	UBS AG	07/16/19	71
HKD	288,000	USD	36,771	UBS AG	07/16/19	101
IDR	2,496,542,000	USD	174,218	JPMorgan Chase Bank N.A.	07/16/19	2,298
JPY	5,105,000	USD	45,924	Bank of America N.A.	07/16/19	1,478
JPY	8,286,000	USD	76,573	Bank of America N.A.	07/16/19	366
JPY	3,245,000	USD	29,731	Barclays Bank PLC	07/16/19	400
JPY	4,673,000	USD	43,135	Citibank N.A.	07/16/19	256
JPY	410,000	USD	3,787	Goldman Sachs International	07/16/19	20
JPY	2,935,000	USD	27,247	Goldman Sachs International	07/16/19	6
JPY	17,458,000	USD	161,419	Goldman Sachs International	07/16/19	686
JPY	495,000	USD	4,504	Nomura International PLC	07/16/19	92
JPY	13,741,000	USD	126,994	Nomura International PLC	07/16/19	597
JPY	3,126,000	USD	28,134	State Street Bank and Trust Co.	07/16/19	892
JPY	16,957,000	USD	152,508	State Street Bank and Trust Co.	07/16/19	4,944
JPY	17,111,000	USD	153,871	State Street Bank and Trust Co.	07/16/19	5,012
JPY	23,171,000	USD	214,786	State Street Bank and Trust Co.	07/16/19	366
JPY	2,511,000	USD	23,172	UBS AG	07/16/19	143
NOK	28,000	USD	3,200	State Street Bank and Trust Co.	07/16/19	84
NOK	54,000	USD	6,208	State Street Bank and Trust Co.	07/16/19	125
NOK	87,000	USD	9,987	State Street Bank and Trust Co.	07/16/19	217
SEK	183,000	USD	19,380	State Street Bank and Trust Co.	07/16/19	348
SGD	4,000	USD	2,909	Bank of America N.A.	07/16/19	48
SGD	22,000	USD	16,221	JPMorgan Chase Bank N.A.	07/16/19	43
SGD	347,000	USD	256,450	JPMorgan Chase Bank N.A.	07/16/19	88
SGD	19,000	USD	14,020	Standard Chartered Bank	07/16/19	27
SGD	11,000	USD	8,033	State Street Bank and Trust Co.	07/16/19	99
SGD	54,000	USD	39,471	State Street Bank and Trust Co.	07/16/19	451
SGD	83,000	USD	60,960	State Street Bank and Trust Co.	07/16/19	402
USD	106,471	AUD	148,000	Bank of America N.A.	07/16/19	2,516
USD	8,629	AUD	12,000	State Street Bank and Trust Co.	07/16/19	201
USD	20,427	AUD	29,000	State Street Bank and Trust Co.	07/16/19	57
USD	22,296	AUD	31,000	State Street Bank and Trust Co.	07/16/19	522
USD	29,294	AUD	41,000	State Street Bank and Trust Co.	07/16/19	495
USD	29,364	AUD	41,000	State Street Bank and Trust Co.	07/16/19	566
USD	43,124	AUD	60,000	State Street Bank and Trust Co.	07/16/19	980
USD	337,047	CAD	441,000	State Street Bank and Trust Co.	07/16/19	176
USD	103,670	CHF	101,000	State Street Bank and Trust Co.	07/16/19	69

92	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2040 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,845	EUR	6,000	State Street Bank and Trust Co.	07/16/19	$15
USD	1,003,233	EUR	881,000	State Street Bank and Trust Co.	07/16/19	274
USD	112,882	GBP	86,000	Citibank N.A.	07/16/19	3,589
USD	33,076	GBP	26,000	Deutsche Bank AG	07/16/19	33
USD	3,900	GBP	3,000	Standard Chartered Bank	07/16/19	88
USD	499,661	GBP	393,000	State Street Bank and Trust Co.	07/16/19	216
USD	797,627	HKD	6,230,000	Barclays Bank PLC	07/16/19	31
USD	131,887	HKD	1,030,000	UBS AG	07/16/19	22
USD	12,549	NOK	107,000	Bank of America N.A.	07/16/19	—
USD	216,413	NOK	1,841,000	JPMorgan Chase Bank N.A.	07/16/19	496
USD	5,182	SGD	7,000	Goldman Sachs International	07/16/19	7
CAD	6,068,991	USD	4,547,253	Deutsche Bank AG	09/18/19	93,729
EUR	16,917,068	USD	19,214,304	Bank of America N.A.	09/18/19	139,700

						288,224

AUD	455,000	USD	324,838	Citibank N.A.	07/16/19	(5,248)
AUD	40,000	USD	28,412	Nomura International PLC	07/16/19	(316)
AUD	16,000	USD	11,292	Standard Chartered Bank	07/16/19	(53)
AUD	3,000	USD	2,115	State Street Bank and Trust Co.	07/16/19	(8)
EUR	91,000	USD	103,796	Bank of America N.A.	07/16/19	(199)
EUR	65,000	USD	74,156	Goldman Sachs International	07/16/19	(158)
EUR	8,000	USD	9,120	State Street Bank and Trust Co.	07/16/19	(13)
GBP	7,000	USD	9,221	BNP Paribas S.A.	07/16/19	(325)
GBP	2,000	USD	2,616	Bank of America N.A.	07/16/19	(74)
GBP	9,000	USD	11,658	Bank of America N.A.	07/16/19	(221)
GBP	9,000	USD	11,770	Bank of America N.A.	07/16/19	(333)
GBP	10,000	USD	13,143	Bank of America N.A.	07/16/19	(434)
GBP	15,000	USD	19,669	Barclays Bank PLC	07/16/19	(606)
GBP	2,000	USD	2,554	Deutsche Bank AG	07/16/19	(12)
GBP	2,000	USD	2,614	Deutsche Bank AG	07/16/19	(72)
GBP	15,000	USD	19,446	Deutsche Bank AG	07/16/19	(383)
GBP	2,000	USD	2,619	Nomura International PLC	07/16/19	(77)
GBP	21,000	USD	27,282	Nomura International PLC	07/16/19	(594)
GBP	5,000	USD	6,585	Standard Chartered Bank	07/16/19	(231)
GBP	1,000	USD	1,305	State Street Bank and Trust Co.	07/16/19	(34)
GBP	4,000	USD	5,111	State Street Bank and Trust Co.	07/16/19	(28)
GBP	5,000	USD	6,559	State Street Bank and Trust Co.	07/16/19	(205)
GBP	8,000	USD	10,448	State Street Bank and Trust Co.	07/16/19	(281)
GBP	18,000	USD	22,894	State Street Bank and Trust Co.	07/16/19	(19)
ILS	155,000	USD	43,555	BNP Paribas S.A.	07/16/19	(86)
JPY	1,662,000	USD	15,572	Goldman Sachs International	07/16/19	(140)
JPY	2,617,000	USD	24,413	State Street Bank and Trust Co.	07/16/19	(113)
JPY	4,757,000	USD	44,190	UBS AG	07/16/19	(20)
NZD	50,000	USD	33,696	JPMorgan Chase Bank N.A.	07/16/19	(95)
SEK	1,661,000	USD	180,298	Bank of America N.A.	07/16/19	(1,239)
USD	92,588	AUD	132,000	Bank of America N.A.	07/16/19	(129)
USD	75,515	AUD	109,000	Deutsche Bank AG	07/16/19	(1,046)
USD	532,546	AUD	759,000	Deutsche Bank AG	07/16/19	(572)
USD	178,503	AUD	255,000	Nomura International PLC	07/16/19	(607)
USD	10,470	AUD	15,000	State Street Bank and Trust Co.	07/16/19	(66)
USD	51,047	CAD	69,000	Nomura International PLC	07/16/19	(1,660)
USD	46,953	CAD	63,000	Standard Chartered Bank	07/16/19	(1,171)
USD	15,979	CHF	16,000	JPMorgan Chase Bank N.A.	07/16/19	(433)
USD	11,238	EUR	10,000	BNP Paribas S.A.	07/16/19	(146)
USD	5,598	EUR	5,000	Bank of America N.A.	07/16/19	(94)
USD	180,296	EUR	161,000	Bank of America N.A.	07/16/19	(2,992)
USD	17,898	EUR	16,000	Citibank N.A.	07/16/19	(317)
USD	55,017	EUR	49,000	JPMorgan Chase Bank N.A.	07/16/19	(766)
USD	39,439	EUR	35,000	Nomura International PLC	07/16/19	(406)
USD	139,506	EUR	123,000	State Street Bank and Trust Co.	07/16/19	(521)
USD	6,697	EUR	6,000	State Street Bank and Trust Co.	07/16/19	(133)
USD	37,126	EUR	33,000	State Street Bank and Trust Co.	07/16/19	(442)

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2040 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	489,083	EUR	431,000	State Street Bank and Trust Co.	07/16/19	$(1,582)
USD	118,492	GBP	94,000	Bank of America N.A.	07/16/19	(968)
USD	40,962	HKD	321,000	Citibank N.A.	07/16/19	(134)
USD	14,790	HKD	116,000	Standard Chartered Bank	07/16/19	(61)
USD	174,762	HKD	1,370,000	Standard Chartered Bank	07/16/19	(633)
USD	207,450	HKD	1,624,000	State Street Bank and Trust Co.	07/16/19	(463)
USD	3,443	HKD	27,000	UBS AG	07/16/19	(14)
USD	173,752	IDR	2,496,542,000	Barclays Bank PLC	07/16/19	(2,764)
USD	22,305	JPY	2,441,000	Bank of America N.A.	07/16/19	(361)
USD	437,217	JPY	48,391,000	Citibank N.A.	07/16/19	(12,114)
USD	4,632	JPY	515,000	Goldman Sachs International	07/16/19	(150)
USD	166,558	JPY	18,056,000	JPMorgan Chase Bank N.A.	07/16/19	(1,099)
USD	1,255,697	JPY	135,246,000	JPMorgan Chase Bank N.A.	07/16/19	(119)
USD	61,154	JPY	6,690,000	Standard Chartered Bank	07/16/19	(965)
USD	6,456	JPY	718,000	State Street Bank and Trust Co.	07/16/19	(211)
USD	5,251	NOK	46,000	Nomura International PLC	07/16/19	(144)
USD	2,903	NOK	25,000	State Street Bank and Trust Co.	07/16/19	(29)
USD	88,404	NOK	769,000	State Street Bank and Trust Co.	07/16/19	(1,786)
USD	16,118	NZD	24,000	Goldman Sachs International	07/16/19	(11)
USD	190,043	SEK	1,763,000	Goldman Sachs International	07/16/19	(13)
USD	4,366	SGD	6,000	Citibank N.A.	07/16/19	(70)
USD	10,233	SGD	14,000	Goldman Sachs International	07/16/19	(117)
USD	38,465	SGD	53,000	JPMorgan Chase Bank N.A.	07/16/19	(718)
USD	5,132	SGD	7,000	Standard Chartered Bank	07/16/19	(43)
USD	283,102	SGD	383,000	Standard Chartered Bank	07/16/19	(50)
USD	5,154	SGD	7,000	State Street Bank and Trust Co.	07/16/19	(21)
USD	19,713	SGD	27,000	State Street Bank and Trust Co.	07/16/19	(248)

						(48,006)

						$240,218

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instrument
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$360,697	$—	$55,388	$—	$416,085
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	288,224	—	—	288,224

	$—	$—	$360,697	$288,224	$55,388	$—	$704,309

Liabilities — Derivative Financial Instrument
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$391,643	$—	$391,643
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	48,006	—	—	48,006

	$—	$—	$—	$48,006	$391,643	$—	$439,649

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

94	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2040 Master Portfolio

For the six month ended June 30, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$1,665,337	$—	$894,263	$—	$2,559,600
Forward foreign currency exchange contracts	—	—	—	(618,656)	—	—	(618,656)

	$—	$—	$1,665,337	$(618,656)	$894,263	$—	$1,940,944

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$1,187,370	$—	$(504,469)	$—	$682,901
Forward foreign currency exchange contracts	—	—		544,935	—	—	544,935

	$—	$—	$1,187,370	$544,935	$(504,469)	$—	$1,227,836

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$36,616,271
Average notional value of contracts — short	$9,293,984
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$14,770,537
Average amounts sold — in USD	$31,691,228

For more information about the LifePath Dynamic Master Portfolio’s Investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements

Derivative Financial Instruments — Offsetting as of Period End

	Assets	Liabilities
Futures contracts	$145,574	$5,365
Forward foreign currency exchange contracts	288,224	48,006

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$433,798	$53,371
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(145,574)	(5,365)

Total derivative assets and liabilities subject to an MNA	$288,224	$48,006

The following table presents the LifePath Dynamic Master Portfolio’s derivative assets (and liabilities) by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pleadged ) by the LifePath Dynamic Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets (b)
Bank of America N.A.	$144,820	$(7,044)	$—	$—	$137,776
Barclays Bank PLC	505	(505)	—	—	—
BNP Paribas S.A.	2,391	(557)	—	—	1,834
Citibank N.A.	4,300	(4,300)	—	—	—
Deutsche Bank AG	95,941	(2,085)	—	—	93,856
Goldman Sachs International	2,733	(589)	—	—	2,144
JPMorgan Chase Bank N.A.	10,831	(3,230)	—	—	7,601
Nomura International PLC	2,965	(2,965)	—	—	—
Royal Bank of Canada	100	—	—	—	100
Standard Chartered Bank	2,166	(2,166)	—	—	—
State Street Bank and Trust Co.	21,135	(6,203)	—	—	14,932
UBS AG	337	(34)	—	—	303

	$288,224	$(29,678)	$—	$—	$258,546

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2040 Master Portfolio

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities (c)
Bank of America N.A.	$7,044	$(7,044)	$—	$—	$—
Barclays Bank PLC	3,370	(505)	—	—	2,865
BNP Paribas S.A.	557	(557)	—	—	—
Citibank N.A.	17,883	(4,300)	—	—	13,583
Deutsche Bank AG	2,085	(2,085)	—	—	—
Goldman Sachs International	589	(589)	—	—	—
JPMorgan Chase Bank N.A.	3,230	(3,230)	—	—	—
Nomura International PLC	3,804	(2,965)	—	—	839
Standard Chartered Bank	3,207	(2,166)	—	—	1,041
State Street Bank and Trust Co.	6,203	(6,203)	—	—	—
UBS AG	34	(34)	—	—	—

	$48,006	$(29,678)	$—	$—	$18,328

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$53,698,263	$—	$—	$53,698,263
Fixed Income Fund	6,777,300	—	—	6,777,300
Short-Term Securities	16,978,537	—	—	16,978,537
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	10,882,403	2,231,888	—	13,114,291
Hotels, Restaurants & Leisure	177,930	—	—	177,930
Household Durables	95,335	—	—	95,335
Interactive Media & Services	—	48,600	—	48,600
IT Services	61,253	—	—	61,253
Real Estate Management & Development	601,112	2,652,392	—	3,253,504

	$89,272,133	$4,932,880	$—	$94,205,013

Investments Valued at NAV(a)				180,822,934

				$275,027,947

Derivative Financial Instruments(b)
Assets:
Equity contracts	$360,697	$—	$—	$360,697
Forward foreign currency contracts	—	288,224	—	288,224
Interest rate contracts	55,388	—	—	55,388
Liabilities:
Forward foreign currency contracts	—	(48,006)	—	(48,006)
Interest rate contracts	(391,643)	—	—	(391,643)

	$24,442	$240,218	$—	$264,660

(a)	As of June 30, 2019, certain of the LifePath Dynamic Master Portfolio’s Investments were fair valued using NAV per share and have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

96	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) June 30, 2019	LifePath Dynamic 2050 Master Portfolio (Percentages shown are based on Net Assets)

Security	Investment Value	Value

Affiliated Investment Companies(f) — 91.3%

Equity Funds — 82.7%
Active Stock Master Portfolio	$49,753,308	$49,753,308

	Shares
BlackRock Advantage Emerging Markets Fund — Class K(a)	991,319	10,339,457

	Investment Value
International Tilts Master Portfolio	$17,142,000	17,142,000

	Shares
iShares Developed Real Estate Index Fund — Class K	10	111
iShares Edge MSCI Multifactor International ETF	118,550	3,113,123
iShares Edge MSCI Multifactor USA ETF	122,420	3,888,059
iShares MSCI EAFE Small-Cap ETF(b)	58,741	3,371,733

		87,607,791

	Investment Value

Fixed Income Funds — 1.3%
CoreAlpha Bond Master Portfolio	$1,157,577	1,157,577

	Shares
iShares TIPS Bond ETF	2,188	252,692

		1,410,269

Short-Term Securities — 7.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.50%(c)(d)	1,446,026	1,446,749
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.31%(c)	6,253,027	6,253,027

		7,699,776

Total Affiliated Investment Companies — 91.3% (Cost — $75,027,353)		96,717,836

Common Stocks — 6.9%

Equity Real Estate Investment Trusts (REITs) — 5.3%
Activia Properties, Inc.	8	34,820
Alexandria Real Estate Equities, Inc.	1,341	189,202
alstria office REIT-AG	4,121	66,729
American Homes 4 Rent, Class A	2,891	70,280
Ascendas Real Estate Investment Trust	30,600	70,609
Assura PLC	54,411	44,085
AvalonBay Communities, Inc.(b)	1,244	252,756
Boston Properties, Inc.(b)	1,712	220,848
Canadian Apartment Properties REIT	2,382	87,964
Capital & Regional PLC	69,537	12,805
CareTrust REIT, Inc.(b)	6,543	155,593
Comforia Residential REIT, Inc.	18	51,672
Derwent London PLC	1,052	41,660
Dexus	11,521	105,102
Digital Realty Trust, Inc.	645	75,975
Douglas Emmett, Inc.	1,188	47,330
EPR Properties	1,277	95,251
Equinix, Inc.	117	59,002
Equity Residential	2,059	156,319
Extra Space Storage, Inc.	1,373	145,675
Federal Realty Investment Trust	862	110,991
Gecina SA	357	53,422

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
GLP J-REIT	53	$60,366
Healthcare Trust of America, Inc., Class A	1,815	49,786
Highwoods Properties, Inc.	2,338	96,559
Host Hotels & Resorts, Inc.	9,387	171,031
Hudson Pacific Properties, Inc.(b)	2,022	67,272
Hulic REIT, Inc.	49	85,061
Ichigo Office REIT Investment	43	40,800
Invitation Homes, Inc.	2,196	58,699
Japan Rental Housing Investments, Inc.	36	27,989
Kenedix Office Investment Corp.	11	78,717
Land Securities Group PLC	3,466	36,714
Link REIT	14,000	172,276
Prologis, Inc.(b)	3,994	319,919
Regency Centers Corp.	2,173	145,026
Rexford Industrial Realty, Inc.	3,701	149,409
RioCan Real Estate Investment Trust	6,390	126,819
Scentre Group	44,421	119,882
Segro PLC	10,410	96,652
Simon Property Group, Inc.	1,846	294,917
SL Green Realty Corp.	386	31,023
Spirit Realty Capital, Inc.(b)	4,511	192,439
STAG Industrial, Inc.	1,905	57,607
Sun Communities, Inc.	1,271	162,930
UDR, Inc.	3,710	166,542
Unibail-Rodamco-Westfield	703	105,319
Ventas, Inc.(b)	3,556	243,053
VEREIT, Inc.	10,797	97,281
VICI Properties, Inc.	6,338	139,690
Welltower, Inc.	449	36,607

		5,578,475

Equity Real Estate Investment Trusts (REITs) — 0.1%
Mitsui Fudosan Logistics Park, Inc.	16	54,413

Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	397	38,803
Marriott International, Inc., Class A	277	38,860

		77,663

Household Durables — 0.0%
Glenveagh Properties PLC(a)(e)	49,985	41,605

Interactive Media & Services — 0.0%
NEXTDC Ltd.(a)	4,650	21,226

IT Services — 0.0%
InterXion Holding NV(a)	352	26,784

Real Estate Management & Development — 1.4%
Aedas Homes SAU(a)(e)	1,726	41,019
Castellum AB	3,835	73,382
City Developments Ltd.	6,700	46,933
CK Asset Holdings Ltd.	23,000	180,184
Daiwa House Industry Co. Ltd.	1,300	37,987
Entra ASA(e)	5,395	82,919
Godewind Immobilien AG(a)(e)	8,988	37,917
Grainger PLC	14,624	45,612
Inmobiliaria Colonial Socimi SA	8,629	96,109
LEG Immobilien AG	820	92,482
Lend Lease Group	4,990	45,598
Mitsui Fudosan Co. Ltd.	6,200	150,686
Sumitomo Realty & Development Co. Ltd.	3,000	107,324
Sun Hung Kai Properties Ltd.	4,500	76,343
Swire Properties Ltd.	26,200	105,919
TLG Immobilien AG	2,962	86,728
Tokyu Fudosan Holdings Corp.	6,956	38,496

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2050 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Vonovia SE	3,486	$166,526

		1,512,164

Total Common Stocks — 6.9% (Cost — $6,331,884)		7,312,330

Total Investments — 98.2% (Cost — $81,359,237)		104,030,166

Other Assets Less Liabilities — 1.8%		1,911,940

Net Assets — 100.0%		$105,942,106

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)

During the six months ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$42,401,895	$7,351,413	(b)	$—		$49,753,308	$49,753,308	$418,338		$2,521,403	$3,687,837
BlackRock Advantage Emerging Markets Fund — Class K	780,716	232,520		(21,917)		991,319	10,339,457	—		(14,149)	772,956
BlackRock Cash Funds: Institutional, SL Agency Shares	2,695,486	—		(1,249,460	)(c)	1,446,026	1,446,749	5,041	(d)	1,086	23
BlackRock Cash Funds: Treasury, SL Agency Shares	576,483	5,676,544	(b)	—		6,253,027	6,253,027	33,813		—	—
CoreAlpha Bond Master Portfolio	$1,274,579	$—		$(117,002	)(c)	$1,157,577	1,157,577	22,423		21,513	(18,482)
International Tilts Master Portfolio	$14,660,636	$2,481,364	(b)	$—		$17,142,000	17,142,000	321,173		125,123	3,231,236
iShares Developed Real Estate Index Fund —Class K	—	10		—		10	111	—		—	2
iShares Edge MSCI Multifactor International ETF	122,251	—		(3,701)		118,550	3,113,123	65,356		(10,040)	317,854
iShares Edge MSCI Multifactor USA ETF	127,245	374		(5,199)		122,420	3,888,059	31,640		16,555	479,920
iShares MSCI EAFE Small-Cap ETF	49,839	8,902		—		58,741	3,371,733	54,773		—	280,426
iShares TIPS Bond ETF	—	2,188		—		2,188	252,692	359		—	1,275

							$96,717,836	$952,916		$2,661,491	$8,753,047

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)	Represents net shares/investment value sold.
(d)

Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For LifePath Dynamic Master Portfolio compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	13	09/19/19	$1,941	$8,186
E-Mini MSCI EAFE Index	47	09/20/19	4,520	26,472
Russell 2000 E-Mini Index	33	09/20/19	2,586	49,891
S&P 500 E-Mini Index	2	09/20/19	294	(1,259)

				$83,290

98	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2050 Master Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	6,000	USD	4,189	Bank of America N.A.	07/16/19	$25
AUD	70,000	USD	48,755	Bank of America N.A.	07/16/19	412
AUD	4,000	USD	2,790	Deutsche Bank AG	07/16/19	20
AUD	9,000	USD	6,233	Deutsche Bank AG	07/16/19	88
AUD	30,000	USD	20,756	Deutsche Bank AG	07/16/19	316
AUD	128,000	USD	89,395	Deutsche Bank AG	07/16/19	511
AUD	39,000	USD	26,959	Goldman Sachs International	07/16/19	434
AUD	11,000	USD	7,648	JPMorgan Chase Bank N.A.	07/16/19	78
AUD	2,000	USD	1,377	Nomura International PLC	07/16/19	28
AUD	3,000	USD	2,080	Nomura International PLC	07/16/19	27
AUD	20,000	USD	13,848	Standard Chartered Bank	07/16/19	200
AUD	3,000	USD	2,090	State Street Bank and Trust Co.	07/16/19	17
AUD	5,000	USD	3,484	State Street Bank and Trust Co.	07/16/19	28
AUD	7,000	USD	4,911	State Street Bank and Trust Co.	07/16/19	6
AUD	66,000	USD	46,309	State Street Bank and Trust Co.	07/16/19	49
CAD	1,000	USD	743	Bank of America N.A.	07/16/19	21
CAD	16,000	USD	11,984	Bank of America N.A.	07/16/19	238
CAD	25,000	USD	18,952	Citibank N.A.	07/16/19	144
CAD	21,000	USD	15,682	Goldman Sachs International	07/16/19	359
CAD	21,000	USD	15,599	JPMorgan Chase Bank N.A.	07/16/19	442
CAD	1,000	USD	746	Royal Bank of Canada	07/16/19	18
CAD	1,000	USD	745	State Street Bank and Trust Co.	07/16/19	19
CAD	1,000	USD	754	State Street Bank and Trust Co.	07/16/19	10
CHF	124,000	USD	124,729	JPMorgan Chase Bank N.A.	07/16/19	2,464
EUR	1,000	USD	1,123	BNP Paribas S.A.	07/16/19	16
EUR	6,000	USD	6,733	BNP Paribas S.A.	07/16/19	97
EUR	22,000	USD	24,732	BNP Paribas S.A.	07/16/19	314
EUR	64,000	USD	71,862	BNP Paribas S.A.	07/16/19	998
EUR	9,000	USD	10,126	Citibank N.A.	07/16/19	119
EUR	1,000	USD	1,137	Goldman Sachs International	07/16/19	2
EUR	47,000	USD	53,051	Goldman Sachs International	07/16/19	455
EUR	6,000	USD	6,810	Nomura International PLC	07/16/19	20
EUR	1,000	USD	1,128	Standard Chartered Bank	07/16/19	10
EUR	1,000	USD	1,131	State Street Bank and Trust Co.	07/16/19	8
EUR	6,000	USD	6,797	State Street Bank and Trust Co.	07/16/19	34
EUR	17,000	USD	19,257	State Street Bank and Trust Co.	07/16/19	97
EUR	22,000	USD	25,019	State Street Bank and Trust Co.	07/16/19	26
EUR	50,000	USD	56,074	State Street Bank and Trust Co.	07/16/19	848
GBP	2,000	USD	2,524	BNP Paribas S.A.	07/16/19	18
GBP	3,000	USD	3,802	BNP Paribas S.A.	07/16/19	11
GBP	3,000	USD	3,762	Bank of America N.A.	07/16/19	50
GBP	3,000	USD	3,811	Nomura International PLC	07/16/19	2
GBP	18,000	USD	22,698	Nomura International PLC	07/16/19	178
GBP	21,000	USD	26,412	Nomura International PLC	07/16/19	276
GBP	24,000	USD	30,424	Nomura International PLC	07/16/19	77
GBP	37,000	USD	46,815	Standard Chartered Bank	07/16/19	207
GBP	1,000	USD	1,269	State Street Bank and Trust Co.	07/16/19	1
HKD	149,000	USD	19,001	Citibank N.A.	07/16/19	75
HKD	120,000	USD	15,322	Credit Suisse International	07/16/19	41
HKD	24,000	USD	3,065	Deutsche Bank AG	07/16/19	8
HKD	32,000	USD	4,080	Goldman Sachs International	07/16/19	17
HKD	236,000	USD	30,134	Goldman Sachs International	07/16/19	80
HKD	280,000	USD	35,770	Goldman Sachs International	07/16/19	77
HKD	271,000	USD	34,592	JPMorgan Chase Bank N.A.	07/16/19	103
HKD	69,000	USD	8,802	Nomura International PLC	07/16/19	32
HKD	124,000	USD	15,839	Royal Bank of Canada	07/16/19	36
HKD	5,000	USD	638	State Street Bank and Trust Co.	07/16/19	2
HKD	10,000	USD	1,276	State Street Bank and Trust Co.	07/16/19	5
HKD	13,000	USD	1,658	State Street Bank and Trust Co.	07/16/19	6
HKD	27,000	USD	3,447	State Street Bank and Trust Co.	07/16/19	10
HKD	120,000	USD	15,311	State Street Bank and Trust Co.	07/16/19	52
HKD	131,000	USD	16,718	State Street Bank and Trust Co.	07/16/19	53

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2050 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD	231,000	USD	29,495	State Street Bank and Trust Co.	07/16/19	$79
HKD	364,000	USD	46,473	State Street Bank and Trust Co.	07/16/19	128
HKD	97,000	USD	12,386	UBS AG	07/16/19	32
IDR	1,219,585,000	USD	85,107	JPMorgan Chase Bank N.A.	07/16/19	1,123
JPY	3,647,000	USD	32,808	Bank of America N.A.	07/16/19	1,056
JPY	3,716,000	USD	34,341	Bank of America N.A.	07/16/19	164
JPY	1,344,000	USD	12,314	Barclays Bank PLC	07/16/19	166
JPY	1,654,000	USD	15,268	Deutsche Bank AG	07/16/19	91
JPY	177,000	USD	1,635	Goldman Sachs International	07/16/19	9
JPY	1,170,000	USD	10,862	Goldman Sachs International	07/16/19	2
JPY	7,650,000	USD	70,733	Goldman Sachs International	07/16/19	301
JPY	6,122,000	USD	56,579	Nomura International PLC	07/16/19	266
JPY	220,000	USD	2,002	State Street Bank and Trust Co.	07/16/19	41
JPY	1,742,000	USD	15,678	State Street Bank and Trust Co.	07/16/19	497
JPY	6,948,000	USD	62,480	State Street Bank and Trust Co.	07/16/19	2,035
JPY	7,898,000	USD	71,033	State Street Bank and Trust Co.	07/16/19	2,303
JPY	8,488,000	USD	78,681	State Street Bank and Trust Co.	07/16/19	134
JPY	1,450,000	USD	13,381	UBS AG	07/16/19	83
NOK	13,000	USD	1,486	State Street Bank and Trust Co.	07/16/19	39
NOK	17,000	USD	1,955	State Street Bank and Trust Co.	07/16/19	39
NOK	27,000	USD	3,099	State Street Bank and Trust Co.	07/16/19	67
SEK	79,000	USD	8,486	Nomura International PLC	07/16/19	30
SEK	57,000	USD	6,036	State Street Bank and Trust Co.	07/16/19	108
SGD	2,000	USD	1,455	Bank of America N.A.	07/16/19	24
SGD	5,000	USD	3,652	Citibank N.A.	07/16/19	45
SGD	10,000	USD	7,373	JPMorgan Chase Bank N.A.	07/16/19	20
SGD	149,000	USD	110,118	JPMorgan Chase Bank N.A.	07/16/19	38
SGD	8,000	USD	5,903	Standard Chartered Bank	07/16/19	11
SGD	8,000	USD	5,901	State Street Bank and Trust Co.	07/16/19	14
SGD	21,000	USD	15,350	State Street Bank and Trust Co.	07/16/19	175
SGD	37,000	USD	27,175	State Street Bank and Trust Co.	07/16/19	179
USD	46,044	AUD	64,000	Deutsche Bank AG	07/16/19	1,090
USD	3,596	AUD	5,000	State Street Bank and Trust Co.	07/16/19	84
USD	9,350	AUD	13,000	State Street Bank and Trust Co.	07/16/19	219
USD	12,146	AUD	17,000	State Street Bank and Trust Co.	07/16/19	205
USD	12,892	AUD	18,000	State Street Bank and Trust Co.	07/16/19	249
USD	14,792	AUD	21,000	State Street Bank and Trust Co.	07/16/19	42
USD	18,687	AUD	26,000	State Street Bank and Trust Co.	07/16/19	425
USD	150,562	CAD	197,000	State Street Bank and Trust Co.	07/16/19	78
USD	46,190	CHF	45,000	State Street Bank and Trust Co.	07/16/19	31
USD	3,423	EUR	3,000	State Street Bank and Trust Co.	07/16/19	7
USD	447,526	EUR	393,000	State Street Bank and Trust Co.	07/16/19	122
USD	48,565	GBP	37,000	Citibank N.A.	07/16/19	1,544
USD	17,810	GBP	14,000	Deutsche Bank AG	07/16/19	18
USD	5,200	GBP	4,000	Standard Chartered Bank	07/16/19	117
USD	223,770	GBP	176,000	State Street Bank and Trust Co.	07/16/19	100
USD	355,795	HKD	2,779,000	Barclays Bank PLC	07/16/19	14
USD	58,645	HKD	458,000	UBS AG	07/16/19	10
USD	5,629	NOK	48,000	Bank of America N.A.	07/16/19	—
USD	93,580	NOK	796,000	JPMorgan Chase Bank N.A.	07/16/19	223
USD	1,481	SGD	2,000	Goldman Sachs International	07/16/19	2
CAD	2,545,211	USD	1,906,935	Nomura International PLC	09/18/19	39,398
EUR	6,396,101	USD	7,263,700	Bank of America N.A.	09/18/19	53,771

						117,463

AUD	196,000	USD	139,932	Citibank N.A.	07/16/19	(2,263)
AUD	25,000	USD	17,758	Goldman Sachs International	07/16/19	(198)
AUD	7,000	USD	4,940	Standard Chartered Bank	07/16/19	(23)
AUD	1,000	USD	705	State Street Bank and Trust Co.	07/16/19	(3)
EUR	40,000	USD	45,625	Bank of America N.A.	07/16/19	(87)
EUR	29,000	USD	33,085	Goldman Sachs International	07/16/19	(70)
EUR	3,000	USD	3,420	State Street Bank and Trust Co.	07/16/19	(5)

100	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2050 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	1,000	USD	1,308	Bank of America N.A.	07/16/19	$(37)
GBP	2,000	USD	2,634	Bank of America N.A.	07/16/19	(92)
GBP	4,000	USD	5,182	Bank of America N.A.	07/16/19	(98)
GBP	5,000	USD	6,571	Bank of America N.A.	07/16/19	(217)
GBP	7,000	USD	9,179	Barclays Bank PLC	07/16/19	(283)
GBP	6,000	USD	7,778	Citibank N.A.	07/16/19	(153)
GBP	1,000	USD	1,307	Deutsche Bank AG	07/16/19	(36)
GBP	2,000	USD	2,554	Deutsche Bank AG	07/16/19	(12)
GBP	1,000	USD	1,310	Nomura International PLC	07/16/19	(39)
GBP	2,000	USD	2,635	Nomura International PLC	07/16/19	(93)
GBP	13,000	USD	16,889	Nomura International PLC	07/16/19	(368)
GBP	1,000	USD	1,278	State Street Bank and Trust Co.	07/16/19	(7)
GBP	2,000	USD	2,624	State Street Bank and Trust Co.	07/16/19	(82)
GBP	4,000	USD	5,224	State Street Bank and Trust Co.	07/16/19	(141)
GBP	4,000	USD	5,231	State Street Bank and Trust Co.	07/16/19	(148)
GBP	7,000	USD	8,903	State Street Bank and Trust Co.	07/16/19	(7)
ILS	71,000	USD	19,951	BNP Paribas S.A.	07/16/19	(40)
JPY	1,024,000	USD	9,594	Goldman Sachs International	07/16/19	(86)
JPY	1,115,000	USD	10,401	State Street Bank and Trust Co.	07/16/19	(48)
JPY	2,519,000	USD	23,400	UBS AG	07/16/19	(10)
NZD	21,000	USD	14,152	JPMorgan Chase Bank N.A.	07/16/19	(40)
SEK	717,000	USD	77,829	Bank of America N.A.	07/16/19	(535)
USD	39,983	AUD	57,000	Bank of America N.A.	07/16/19	(54)
USD	27,019	AUD	39,000	Deutsche Bank AG	07/16/19	(374)
USD	77,701	AUD	111,000	Nomura International PLC	07/16/19	(264)
USD	4,188	AUD	6,000	State Street Bank and Trust Co.	07/16/19	(26)
USD	237,864	AUD	339,000	State Street Bank and Trust Co.	07/16/19	(248)
USD	19,235	CAD	26,000	Citibank N.A.	07/16/19	(626)
USD	23,850	CAD	32,000	Standard Chartered Bank	07/16/19	(594)
USD	4,994	CHF	5,000	JPMorgan Chase Bank N.A.	07/16/19	(135)
USD	3,359	EUR	3,000	Bank of America N.A.	07/16/19	(56)
USD	23,579	EUR	21,000	JPMorgan Chase Bank N.A.	07/16/19	(328)
USD	27,044	EUR	24,000	Nomura International PLC	07/16/19	(278)
USD	67,192	EUR	60,000	Nomura International PLC	07/16/19	(1,114)
USD	2,232	EUR	2,000	State Street Bank and Trust Co.	07/16/19	(45)
USD	5,619	EUR	5,000	State Street Bank and Trust Co.	07/16/19	(73)
USD	7,831	EUR	7,000	State Street Bank and Trust Co.	07/16/19	(139)
USD	15,750	EUR	14,000	State Street Bank and Trust Co.	07/16/19	(188)
USD	62,381	EUR	55,000	State Street Bank and Trust Co.	07/16/19	(233)
USD	212,238	EUR	187,000	State Street Bank and Trust Co.	07/16/19	(649)
USD	45,380	GBP	36,000	Bank of America N.A.	07/16/19	(371)
USD	2,040	HKD	16,000	Barclays Bank PLC	07/16/19	(8)
USD	18,503	HKD	145,000	Citibank N.A.	07/16/19	(60)
USD	2,422	HKD	19,000	Standard Chartered Bank	07/16/19	(10)
USD	67,481	HKD	529,000	Standard Chartered Bank	07/16/19	(244)
USD	93,250	HKD	730,000	State Street Bank and Trust Co.	07/16/19	(208)
USD	84,880	IDR	1,219,585,000	Barclays Bank PLC	07/16/19	(1,350)
USD	11,148	JPY	1,220,000	Bank of America N.A.	07/16/19	(181)
USD	183,080	JPY	20,263,000	Citibank N.A.	07/16/19	(5,071)
USD	58,834	JPY	6,378,000	JPMorgan Chase Bank N.A.	07/16/19	(388)
USD	24,763	JPY	2,709,000	Standard Chartered Bank	07/16/19	(391)
USD	31,591	JPY	3,505,000	State Street Bank and Trust Co.	07/16/19	(955)
USD	560,442	JPY	60,364,000	State Street Bank and Trust Co.	07/16/19	(63)
USD	2,055	NOK	18,000	Nomura International PLC	07/16/19	(56)
USD	1,277	NOK	11,000	State Street Bank and Trust Co.	07/16/19	(13)
USD	38,971	NOK	339,000	State Street Bank and Trust Co.	07/16/19	(788)
USD	6,716	NZD	10,000	Goldman Sachs International	07/16/19	(5)
USD	83,002	SEK	770,000	Citibank N.A.	07/16/19	(6)
USD	6,000	SEK	57,000	Goldman Sachs International	07/16/19	(144)
USD	4,386	SGD	6,000	Goldman Sachs International	07/16/19	(50)
USD	16,692	SGD	23,000	JPMorgan Chase Bank N.A.	07/16/19	(312)
USD	2,199	SGD	3,000	Standard Chartered Bank	07/16/19	(19)

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2050 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	126,398	SGD	171,000	Standard Chartered Bank	07/16/19	$(22)
USD	2,183	SGD	3,000	State Street Bank and Trust Co.	07/16/19	(35)
USD	5,154	SGD	7,000	State Street Bank and Trust Co.	07/16/19	(21)
USD	8,761	SGD	12,000	State Street Bank and Trust Co.	07/16/19	(110)

						(21,526)

						$95,937

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instrument
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$84,549	$—	$—	$—	$84,549
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	117,463	—	—	117,463

	$—	$—	$84,549	$117,463	$—	$—	$202,012

Liabilities — Derivative Financial Instrument
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$1,259	$—	$—	$—	$1,259
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	21,526	—	—	21,526

	$—	$—	$1,259	$21,526	$—	$—	$22,785

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six month ended June 30, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$253,665	$—	$—	$—	$253,665
Forward foreign currency exchange contracts	—	—	—	(223,476)	—	—	(223,476)

	$—	$—	$253,665	$(223,476)	$—	$—	$30,189

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$130,188	$—	$—	$—	$130,188
Forward foreign currency exchange contracts	—	—		212,322	—	—	212,322

	$—	$—	$130,188	$212,322	$—	$—	$342,510

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$6,846,416
Average notional value of contracts — short	$212,835
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$5,849,105
Average amounts sold — in USD	$12,155,617

For more information about the LifePath Dynamic Master Portfolio’s Investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements

102	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2050 Master Portfolio

Derivative Financial Instruments — Offsetting as of Period End

	Assets	Liabilities
Futures contracts	$41,526	$—
Forward foreign currency exchange contracts	117,463	21,526

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$158,989	$21,526
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(41,526)	—

Total derivative assets and liabilities subject to an MNA	$117,463	$21,526

The following table presents the LifePath Dynamic Master Portfolio’s derivative assets (and liabilities) by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pleadged ) by the LifePath Dynamic Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets (b)
Bank of America N.A.	$55,761	$(1,728)	$—	$—	$54,033
Barclays Bank PLC	180	(180)	—	—	—
BNP Paribas S.A.	1,454	(40)	—	—	1,414
Citibank N.A.	1,927	(1,927)	—	—	—
Credit Suisse International	41	—	—	—	41
Deutsche Bank AG	2,142	(422)	—	—	1,720
Goldman Sachs International	1,738	(553)	—	—	1,185
JPMorgan Chase Bank N.A.	4,491	(1,203)	—	—	3,288
Nomura International PLC	40,334	(2,212)	—	—	38,122
Royal Bank of Canada	54	—	—	—	54
Standard Chartered Bank	545	(545)	—	—	—
State Street Bank and Trust Co.	8,671	(4,235)	—	—	4,436
UBS AG	125	(10)	—	—	115

	$117,463	$(13,055)	$—	$—	$104,408

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities (c)
Bank of America N.A.	$1,728	$(1,728)	$—	$—	$—
Barclays Bank PLC	1,641	(180)	—	—	1,461
BNP Paribas S.A.	40	(40)	—	—	—
Citibank N.A.	8,179	(1,927)	—	—	6,252
Deutsche Bank AG	422	(422)	—	—	—
Goldman Sachs International	553	(553)	—	—	—
JPMorgan Chase Bank N.A.	1,203	(1,203)	—	—	—
Nomura International PLC	2,212	(2,212)	—	—	—
Standard Chartered Bank	1,303	(545)	—	—	758
State Street Bank and Trust Co.	4,235	(4,235)	—	—	—
UBS AG	10	(10)	—	—	—

	$21,526	$(13,055)	$—	$—	$8,471

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to counterparty in the event of default.

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2050 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$20,712,483	$—	$—	$20,712,483
Fixed Income Fund	252,692	—	—	252,692
Short-Term Securities	7,699,776	—	—	7,699,776
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	4,708,993	923,895	—	5,632,888
Hotels, Restaurants & Leisure	77,663	—	—	77,663
Household Durables	41,605	—	—	41,605
Interactive Media & Services	—	21,226	—	21,226
IT Services	26,784	—	—	26,784
Real Estate Management & Development	307,385	1,204,779	—	1,512,164

Subtotal	$33,827,381	$2,149,900	$—	$35,977,281

Investments Valued at NAV(a)				68,052,885

Total Investments				$104,030,166

Derivative Financial Instruments(b)
Assets:
Equity contracts	$84,549	$—	$—	$84,549
Forward foreign currency contracts	—	117,463	—	117,463
Liabilities:
Equity contracts	(1,259)	—	—	(1,259)
Forward foreign currency contracts	—	(21,526)	—	(21,526)

	$83,290	$95,937	$—	$179,227

(a)	As of June 30, 2019, certain of the LifePath Dynamic Master Portfolio’s Investments were fair valued using NAV per share and have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

104	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) June 30, 2019	LifePath Dynamic 2060 Master Portfolio (Percentages shown are based on Net Assets)

Security	Investment Value	Value

Affiliated Investment Companies(d) — 90.2%

Equity Funds — 84.1%
Active Stock Master Portfolio	$1,179,431	$1,179,431

	Shares
BlackRock Advantage Emerging Markets Fund — Class K(a)	23,640	246,562

	Investment Value
International Tilts Master Portfolio	$340,346	340,346

	Shares
iShares Developed Real Estate Index Fund — Class K	10	111
iShares Edge MSCI Multifactor International ETF	2,596	68,171
iShares Edge MSCI Multifactor USA ETF	3,367	106,936
iShares MSCI Canada ETF	1,359	38,895
iShares MSCI EAFE Small-Cap ETF	1,371	78,695
iShares Russell 2000 ETF	397	61,734

		2,120,881

	Investment Value

Fixed Income Fund — 1.0%
CoreAlpha Bond Master Portfolio	$26,416	26,416

	Shares

Short-Term Securities — 5.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.31%(b)	129,236	129,236

Total Affiliated Investment Companies — 90.2% (Cost — $2,108,369)		2,276,533

Common Stocks — 6.7%

Equity Real Estate Investment Trusts (REITs) — 5.1%
Alexandria Real Estate Equities, Inc.	32	4,515
alstria office REIT-AG	99	1,603
American Homes 4 Rent, Class A	69	1,677
Ascendas Real Estate Investment Trust	700	1,615
Assura PLC	1,303	1,056
AvalonBay Communities, Inc.	30	6,095
Boston Properties, Inc.(c)	41	5,289
Canadian Apartment Properties REIT	57	2,105
Capital & Regional PLC	1,611	297
Derwent London PLC	25	990
Dexus	276	2,518
Digital Realty Trust, Inc.	15	1,767
Douglas Emmett, Inc.	28	1,116
EPR Properties	31	2,312
Equinix, Inc.(c)	3	1,513
Equity Residential	49	3,720
Extra Space Storage, Inc.	33	3,501
Federal Realty Investment Trust	21	2,704
Gecina SA	9	1,347
GLP J-REIT	1	1,139
Healthcare Trust of America, Inc., Class A	43	1,179
Highwoods Properties, Inc.	56	2,313
Host Hotels & Resorts, Inc.	225	4,099
Hudson Pacific Properties, Inc.(c)	48	1,597
Hulic REIT, Inc.	1	1,736
Ichigo Office REIT Investment	1	949
Invitation Homes, Inc.	53	1,417

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Japan Rental Housing Investments, Inc.	1	$777
Land Securities Group PLC	83	879
Link REIT	500	6,153
Prologis, Inc.	96	7,690
Regency Centers Corp.	52	3,470
Rexford Industrial Realty, Inc.	89	3,593
RioCan Real Estate Investment Trust	153	3,037
Scentre Group	1,064	2,871
Segro PLC	249	2,312
Simon Property Group, Inc.	44	7,029
SL Green Realty Corp.	10	804
Spirit Realty Capital, Inc.	108	4,607
STAG Industrial, Inc.	46	1,391
Sun Communities, Inc.	30	3,846
UDR, Inc.	89	3,995
Unibail-Rodamco-Westfield	17	2,547
Ventas, Inc.	85	5,810
VEREIT, Inc.(c)	259	2,334
VICI Properties, Inc.	152	3,350
Welltower, Inc.	11	897

		127,561

Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.(c)	10	977
Marriott International, Inc., Class A	7	982

		1,959

Household Durables — 0.0%
Glenveagh Properties PLC(a)(d)	1,174	977

Interactive Media & Services — 0.0%
NEXTDC Ltd.(a)	111	507

IT Services — 0.0%
InterXion Holding NV(a)	7	532

Real Estate Management & Development — 1.5%
Aedas Homes SAU(a)(d)	41	974
CareTrust REIT, Inc.	157	3,733
Castellum AB	92	1,760
City Developments Ltd.	200	1,401
CK Asset Holdings Ltd.	500	3,917
Entra ASA(d)	129	1,983
Godewind Immobilien AG(a)(d)	215	907
Grainger PLC	350	1,092
Inmobiliaria Colonial Socimi SA	207	2,306
LEG Immobilien AG	20	2,256
Lend Lease Group	120	1,097
Mitsui Fudosan Co. Ltd.	100	2,430
Sumitomo Realty & Development Co. Ltd.	100	3,577
Swire Properties Ltd.	600	2,426
TLG Immobilien AG	71	2,079
Tokyu Fudosan Holdings Corp.	118	653
Vonovia SE	83	3,965

		36,556

Total Common Stocks — 6.7% (Cost — $147,545)		168,092

Total Investments — 96.9% (Cost — $2,255,914)		2,444,625

Other Assets Less Liabilities — 3.1%		77,213

Net Assets — 100.0%		$2,521,838

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)	All or a portion of the security was purchased with the cash collateral from loaned securities.

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2060 Master Portfolio

(d)

During the six months ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$953,734	$225,697	(b)	$—		$1,179,431	$1,179,431	$9,425		$58,756	$87,422
BlackRock Advantage Emerging Markets Fund — Class K	18,738	5,695		(793)		23,640	246,562	—		(1,222)	18,450
BlackRock Cash Funds: Treasury, SL Agency Shares	21,770	107,466	(b)	—		129,236	129,236	416	(c)	—	—
CoreAlpha Bond Master Portfolio	$24,059	$2,357	(b)	$—		$26,416	26,416	398		383	1,128
International Tilts Master Portfolio	$362,496	$—		$(22,150	)(d)	$340,346	340,346	7,372		2,871	62,760
iShares Developed Real Estate Index Fund — Class K	—	10		—		10	111	—		—	2
iShares Edge MSCI Multifactor International ETF	2,725	—		(129)		2,596	68,171	1,431		(532)	7,134
iShares Edge MSCI Multifactor USA ETF	3,935	—		(568)		3,367	106,936	877		(825)	14,779
iShares MSCI Canada ETF	1,571	—		(212)		1,359	38,895	344		(829)	7,198
iShares MSCI EAFE Small-Cap ETF	1,115	315		(59)		1,371	78,695	1,278		(799)	6,692
iShares Russell 2000 ETF	266	162		(31)		397	61,734	265		(516)	6,036

							$2,276,533	$21,806		$57,287	$211,601

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)

Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net shares/investment value sold.

For LifePath Dynamic Master Portfolio compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini MSCI EAFE Index	2	09/20/19	$192	$2,591

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,000	USD	691	BNP Paribas S.A.	07/16/19	$11
AUD	1,000	USD	692	Deutsche Bank AG	07/16/19	11
AUD	4,000	USD	2,794	Deutsche Bank AG	07/16/19	16
AUD	2,000	USD	1,403	Nomura International PLC	07/16/19	1
AUD	1,000	USD	696	Royal Bank of Canada	07/16/19	6
CAD	150	USD	112	Bank of America N.A.	07/16/19	2
CAD	1,000	USD	758	Citibank N.A.	07/16/19	6
CAD	1,000	USD	747	JPMorgan Chase Bank N.A.	07/16/19	17
CHF	3,000	USD	3,018	JPMorgan Chase Bank N.A.	07/16/19	60
EUR	1,000	USD	1,123	BNP Paribas S.A.	07/16/19	16
EUR	1,000	USD	1,121	Bank of America N.A.	07/16/19	17
EUR	1,000	USD	1,133	Deutsche Bank AG	07/16/19	6
EUR	2,000	USD	2,258	Nomura International PLC	07/16/19	19
GBP	1,000	USD	1,268	JPMorgan Chase Bank N.A.	07/16/19	3
GBP	1,000	USD	1,265	Standard Chartered Bank	07/16/19	6
HKD	4,000	USD	511	BNP Paribas S.A.	07/16/19	1

106	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2060 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD	7,000	USD	893	Citibank N.A.	07/16/19	$3
HKD	34,000	USD	4,341	Deutsche Bank AG	07/16/19	12
HKD	18,000	USD	2,300	Goldman Sachs International	07/16/19	5
HKD	24,000	USD	3,064	Goldman Sachs International	07/16/19	8
HKD	6,000	USD	766	JPMorgan Chase Bank N.A.	07/16/19	2
HKD	3,000	USD	383	Nomura International PLC	07/16/19	1
HKD	34,000	USD	4,343	Standard Chartered Bank	07/16/19	10
HKD	3,000	USD	383	UBS AG	07/16/19	1
JPY	2,000	USD	19	Goldman Sachs International	07/16/19	—
JPY	3,000	USD	28	Goldman Sachs International	07/16/19	—
JPY	111,000	USD	998	Goldman Sachs International	07/16/19	32
JPY	258,000	USD	2,386	Goldman Sachs International	07/16/19	10
JPY	3,000	USD	27	JPMorgan Chase Bank N.A.	07/16/19	—
JPY	5,000	USD	46	JPMorgan Chase Bank N.A.	07/16/19	1
JPY	102,000	USD	918	JPMorgan Chase Bank N.A.	07/16/19	30
JPY	267,000	USD	2,468	JPMorgan Chase Bank N.A.	07/16/19	12
JPY	254,000	USD	2,284	Nomura International PLC	07/16/19	74
JPY	325,000	USD	3,013	Nomura International PLC	07/16/19	5
NOK	1,000	USD	117	Bank of America N.A.	07/16/19	—
SEK	2,000	USD	215	Nomura International PLC	07/16/19	1
SGD	1,000	USD	738	JPMorgan Chase Bank N.A.	07/16/19	2
SGD	3,180	USD	2,350	JPMorgan Chase Bank N.A.	07/16/19	1
SGD	1,000	USD	734	Royal Bank of Canada	07/16/19	5
USD	719	AUD	1,000	BNP Paribas S.A.	07/16/19	16
USD	716	AUD	1,000	Deutsche Bank AG	07/16/19	14
USD	719	AUD	1,000	Deutsche Bank AG	07/16/19	17
USD	704	AUD	1,000	Goldman Sachs International	07/16/19	2
USD	3,821	CAD	5,000	Standard Chartered Bank	07/16/19	2
USD	1,026	CHF	1,000	JPMorgan Chase Bank N.A.	07/16/19	1
USD	10,249	EUR	9,000	Bank of America N.A.	07/16/19	3
USD	1,969	GBP	1,500	Citibank N.A.	07/16/19	63
USD	5,085	GBP	4,000	Morgan Stanley & Co. International PLC	07/16/19	2
USD	1,300	GBP	1,000	Standard Chartered Bank	07/16/19	29
USD	8,450	HKD	66,000	Citibank N.A.	07/16/19	1
USD	1,152	HKD	9,000	UBS AG	07/16/19	—
USD	117	NOK	1,000	Deutsche Bank AG	07/16/19	—
USD	2,210	NOK	18,800	JPMorgan Chase Bank N.A.	07/16/19	5
USD	1,940	SEK	18,000	Deutsche Bank AG	07/16/19	—
CAD	14,166	USD	10,609	Nomura International PLC	09/18/19	224
EUR	152,061	USD	172,745	State Street Bank and Trust Co.	09/18/19	1,221

						2,013

AUD	4,100	USD	2,927	Citibank N.A.	07/16/19	(47)
AUD	1,000	USD	706	Standard Chartered Bank	07/16/19	(3)
EUR	1,000	USD	1,141	Bank of America N.A.	07/16/19	(2)
GBP	1,000	USD	1,295	Bank of America N.A.	07/16/19	(25)
GBP	1,000	USD	1,310	Nomura International PLC	07/16/19	(39)
ILS	1,000	USD	281	Bank of America N.A.	07/16/19	(1)
JPY	473,000	USD	4,412	Goldman Sachs International	07/16/19	(21)
NZD	500	USD	337	JPMorgan Chase Bank N.A.	07/16/19	(1)
SEK	15,900	USD	1,726	Bank of America N.A.	07/16/19	(12)
USD	701	AUD	1,000	Bank of America N.A.	07/16/19	(1)
USD	5,613	AUD	8,000	Deutsche Bank AG	07/16/19	(6)
USD	2,100	AUD	3,000	Goldman Sachs International	07/16/19	(7)
USD	740	CAD	1,000	Citibank N.A.	07/16/19	(24)
USD	745	CAD	1,000	Standard Chartered Bank	07/16/19	(19)
USD	5,618	EUR	4,950	BNP Paribas S.A.	07/16/19	(17)
USD	1,120	EUR	1,000	Bank of America N.A.	07/16/19	(19)
USD	1,125	EUR	1,000	Goldman Sachs International	07/16/19	(13)
USD	1,134	EUR	1,000	Standard Chartered Bank	07/16/19	(4)
USD	766	HKD	6,000	Citibank N.A.	07/16/19	(3)
USD	383	HKD	3,000	JPMorgan Chase Bank N.A.	07/16/19	(2)

SCHEDULES OF INVESTMENTS	107

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2060 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,549	HKD	67,000	JPMorgan Chase Bank N.A.	07/16/19	$(29)
USD	765	HKD	6,000	Standard Chartered Bank	07/16/19	(3)
USD	892	HKD	7,000	Standard Chartered Bank	07/16/19	(4)
USD	893	HKD	7,000	Standard Chartered Bank	07/16/19	(3)
USD	893	HKD	7,000	UBS AG	07/16/19	(4)
USD	2,760	JPY	302,000	Bank of America N.A.	07/16/19	(45)
USD	1,988	JPY	220,000	Citibank N.A.	07/16/19	(55)
USD	1,352	JPY	150,000	Goldman Sachs International	07/16/19	(41)
USD	655	JPY	71,000	JPMorgan Chase Bank N.A.	07/16/19	(4)
USD	13,472	JPY	1,451,000	JPMorgan Chase Bank N.A.	07/16/19	(1)
USD	114	NOK	1,000	BNP Paribas S.A.	07/16/19	(3)
USD	920	NOK	8,000	BNP Paribas S.A.	07/16/19	(19)
USD	731	SGD	1,000	Goldman Sachs International	07/16/19	(8)
USD	726	SGD	1,000	JPMorgan Chase Bank N.A.	07/16/19	(14)
USD	2,957	SGD	4,000	Standard Chartered Bank	07/16/19	(1)

						(500)

						$1,513

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instrument
Futures contracts
Unrealized appreciation on futures contratcs(a)	$—	$—	$2,591	$—	$—	$—	$2,591
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	2,013	—	—	2,013

	$—	$—	$2,591	$2,013	$—	$—	$4,604

Liabilities — Derivative Financial Instrument
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$500	$—	$—	$500

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six month ended June 30, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(2,695)	$—	$—	$—	$(2,695)
Forward foreign currency exchange contracts	—	—	—	(5,729)	—	—	(5,729)

	$—	$—	$(2,695)	$(5,729)	$—	$—	$(8,424)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$2,591	$—	$—	$—	$2,591
Forward foreign currency exchange contracts	—	—	—	4,060	—	—	4,060

	$—	$—	$2,591	$4,060	$—	$—	$6,651

108	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2060 Master Portfolio

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$96,165
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$130,110
Average amounts sold — in USD	$247,760

For more information about the LifePath Dynamic Master Portfolio’s Investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Dynamic Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$480	$—
Forward foreign currency exchange contracts	2,013	500

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$2,493	$500
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(480)	—

Total derivative assets and liabilities subject to an MNA	$2,013	$500

The following table presents the LifePath Dynamic Master Portfolio’s derivative assets (and liabilities) by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pleadged ) by the LifePath Dynamic Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets (b)
Bank of America N.A.	$22	$(22)	$—	$—	$—
BNP Paribas S.A.	44	(39)	—	—	5
Citibank N.A.	73	(73)	—	—	—
Deutsche Bank AG	76	(6)	—	—	70
Goldman Sachs International	57	(57)	—	—	—
JPMorgan Chase Bank N.A.	134	(51)	—	—	83
Morgan Stanley & Co. International PLC	2	—	—	—	2
Nomura International PLC	325	(39)	—	—	286
Royal Bank of Canada	11	—	—	—	11
Standard Chartered Bank	47	(37)	—	—	10
State Street Bank and Trust Co.	1,221	—	—	—	1,221
UBS AG	1	(1)	—	—	—

	$2,013	$(325)	$—	$—	$1,688

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities (c)
Bank of America N.A.	$105	$(22)	$—	$—	$83
BNP Paribas S.A.	39	(39)	—	—	—
Citibank N.A.	129	(73)	—	—	56
Deutsche Bank AG	6	(6)	—	—	—
Goldman Sachs International	90	(57)	—	—	33
JPMorgan Chase Bank N.A.	51	(51)	—	—	—
Nomura International PLC	39	(39)	—	—	—
Standard Chartered Bank	37	(37)	—	—	—
UBS AG	4	(1)	—	—	3

	$500	$(325)	$—	$—	$175

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to counterparty in the event of default.

SCHEDULES OF INVESTMENTS	109

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2060 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investments Companies:
Equity Funds	$601,104	$—	$—	$601,104
Short-Term Securities	129,236	—	—	129,236
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	107,710	19,851	—	127,561
Hotels, Restaurants & Leisure	1,959	—	—	1,959
Household Durables	977	—	—	977
Interactive Media & Services	—	507	—	507
IT Services	532	—	—	532
Real Estate Management & Development	11,091	25,465	—	36,556

Subtotal	$852,609	$45,823	$—	$898,432

Investments Valued at NAV(a)				1,546,193

Total Investments				$2,444,625

Derivative Financial Instruments(b)
Assets:
Forward foreign currency contracts	$—	$2,013	$—	$2,013
Equity contracts	2,591	—	—	2,591
Liabilities:
Forward foreign currency contracts	—	(500)	—	(500)

	$2,591	$1,513	$—	$4,104

(a)	As of June 30, 2019, certain of the LifePath Dynamic Master Portfolio’s Investments were fair valued using NAV per share and have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

110	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited)

June 30, 2019

	LifePath Dynamic Retirement Master Portfolio	LifePath Dynamic 2020 Master Portfolio	LifePath Dynamic 2030 Master Portfolio	LifePath Dynamic 2040 Master Portfolio	LifePath Dynamic 2050 Master Portfolio

ASSETS
Investments at value — unaffiliated(a)	$1,864,305	$5,107,093	$13,512,554	$16,750,913	$7,312,330
Investments at value — affiliated(b)(c)	112,734,497	287,835,162	315,122,074	258,277,034	96,717,836
Cash	—	53	462	72	111
Cash pledged for futures contracts	408,000	849,000	1,143,000	1,119,000	244,000
Foreign currency at value(d)	143,318	412,786	572,973	551,889	206,913
Receivables:
Investments sold	3,666,430	10,799,518	15,424,847	10,396,452	4,758,858
Securities lending income — affiliated	207	581	656	840	271
Dividends — affiliated	4,172	5,765	15,259	19,928	8,636
Dividends — unaffiliated	4,290	17,845	108,229	149,089	65,536
Variation margin on futures contracts	64,820	146,210	168,749	145,574	41,526
Unrealized appreciation on forward foreign currency exchange contracts	80,601	213,214	297,120	288,224	117,463

Total assets	118,970,640	305,387,227	346,365,923	287,699,015	109,473,480

LIABILITIES
Cash collateral on securities loaned at value	1,060,635	5,305,236	1,669,111	3,482,511	1,445,704
Payables:
Investments purchased	1,005,630	2,269,752	4,597,488	6,803,406	1,841,327
Investment advisory fees	1,948	8,947	10,289	7,658	1,359
Professional fees	7,610	7,670	7,681	7,769	7,606
Trustees’ fees	1,184	2,101	2,283	2,007	1,157
Variation margin on futures contracts	2,281	5,406	5,875	5,365	—
Withdrawals to investors	428,139	532,176	790,449	1,107,047	212,695
Unrealized depreciation on forward foreign currency exchange contracts	1,549	5,395	33,408	48,006	21,526

Total liabilities	2,508,976	8,136,683	7,116,584	11,463,769	3,531,374

NET ASSETS	$116,461,664	$297,250,544	$339,249,339	$276,235,246	$105,942,106

NET ASSETS CONSISTS OF
Investors’ capital	$81,370,512	$241,464,819	$314,826,549	$238,394,250	$83,086,554
Net unrealized appreciation (depreciation)	35,091,152	55,785,725	24,422,790	37,840,996	22,855,552

NET ASSETS	$116,461,664	$297,250,544	$339,249,339	$276,235,246	$105,942,106

(a) Investments at cost — unaffiliated	$1,798,600	$4,711,771	$11,747,179	$14,498,908	$6,331,884
(b) Investments at cost — affiliated	$77,781,218	$232,614,639	$292,770,083	$222,966,972	$75,027,353
(c) Securities loaned at value	$1,044,503	$5,224,131	$1,639,650	$3,420,214	$1,421,742
(d) Foreign currency at cost	$140,263	$403,889	$560,338	$539,722	$202,439

See notes to financial statements.

FINANCIAL STATEMENTS	111

Statements of Assets and Liabilities  (unaudited) (continued)

June 30, 2019

LifePath Dynamic 2060 Master Portfolio

ASSETS
Investments at value — unaffiliated(a)	$168,092
Investments at value — affiliated(b)	2,276,533
Cash	355
Cash pledged for futures contracts	5,000
Foreign currency at value(d)	2,847
Receivables:
Investments sold	125,735
Contributions from investors	1,094
Dividends — affiliated	87
Dividends — unaffiliated	1,406
Variation margin on futures contracts	480
Unrealized appreciation on forward foreign currency exchange contracts	2,013
Prepaid expenses	2,484

Total assets	2,586,126

LIABILITIES
Payables:
Investments purchased	55,403
Investment advisory fees	95
Professional fees	7,601
Trustees’ fees	689
Unrealized depreciation on forward foreign currency exchange contracts	500

Total liabilities	64,288

NET ASSETS	$2,521,838

NET ASSETS CONSIST OF
Investors’ capital	$2,328,975
Net unrealized appreciation (depreciation)	192,863

NET ASSETS	$2,521,838

(a) Investments at cost — unaffiliated	$147,545
(b) Investments at cost — affiliated	$2,108,369
(d) Foreign currency at cost	$2,816

See notes to financial statements.

112	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited)

Six Months Ended June 30, 2019

	LifePath Dynamic Retirement Master Portfolio	LifePath Dynamic 2020 Master Portfolio	LifePath Dynamic 2030 Master Portfolio	LifePath Dynamic 2040 Master Portfolio	LifePath Dynamic 2050 Master Portfolio

INVESTMENT INCOME
Dividends — affiliated	$136,656	$334,289	$412,742	$402,776	$185,941
Dividends — unaffiliated	17,634	74,977	432,845	582,910	252,100
Securities lending income — affiliated — net	2,735	7,544	12,149	11,971	5,041
Foreign taxes withheld	(701)	(3,687)	(24,691)	(33,645)	(14,660)
Net investment income allocated from the applicable Underlying Master Portfolios:
Dividends — affiliated	415,789	1,167,147	1,868,080	1,832,672	754,191
Interest — affiliated	965,069	2,392,083	1,545,346	520,306	89,421
Expenses	(139,664)	(360,099)	(430,000)	(357,204)	(137,709)
Fees waived	41,448	115,181	159,040	143,414	56,031

Total investment income	1,438,966	3,727,435	3,975,511	3,103,200	1,190,356

EXPENSES
Investment advisory	194,783	508,959	572,404	465,739	172,866
Professional	7,603	7,721	7,733	7,729	7,626
Trustees	6,010	7,497	7,771	7,322	5,922

Total expenses	208,396	524,177	587,908	480,790	186,414
Less fees waived and/or reimbursed by the Manager	(181,417)	(452,150)	(507,801)	(416,321)	(162,718)

Total expenses after fees waived and/or reimbursed	26,979	72,027	80,107	64,469	23,696

Net investment income	1,411,987	3,655,408	3,895,404	3,038,731	1,166,660

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	427	489,335	990,823	1,498,197	680,025
Investments — affiliated	14,851	(54,519)	176,045	220,735	(6,548)
Futures contracts	996,477	2,309,375	2,800,570	2,559,600	253,665
Forward foreign currency exchange contracts	(227,797)	(626,523)	(727,721)	(618,656)	(223,476)
Foreign currency transactions	8,770	6,970	41,037	22,493	4,608
Allocation from the applicable Underlying Master Portfolios from investments, futures, forward foreign currency exchange contracts and foreign currency transactions	2,242,617	6,150,084	7,977,677	6,858,435	2,668,039

	3,035,345	8,274,722	11,258,431	10,540,804	3,376,313

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	81,227	409,311	2,324,418	3,034,066	1,265,005
Investments — affiliated	1,219,785	3,644,798	4,399,368	4,265,728	1,852,456
Futures contracts	420,427	955,551	891,560	682,901	130,188
Forward foreign currency exchange contracts	176,268	473,863	601,585	544,935	212,322
Foreign currency translations	3,040	6,799	5,014	13,965	3,439
Allocation from the applicable Underlying Master Portfolios from investments, futures, forward foreign currency exchange contracts and foreign currency transactions	6,037,656	16,076,189	20,937,380	18,174,982	6,900,591

	7,938,403	21,566,511	29,159,325	26,716,577	10,364,001

Net realized and unrealized gain	10,973,748	29,841,233	40,417,756	37,257,381	13,740,314

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,385,735	$33,496,641	$44,313,160	$40,296,112	$14,906,974

See notes to financial statements.

FINANCIAL STATEMENTS	113

Statements of Operations  (unaudited) (continued)

Six Months Ended June 30, 2019

LifePath Dynamic 2060 Master Portfolio

INVESTMENT INCOME
Dividends — affiliated	$4,195
Dividends — unaffiliated	5,638
Securities lending income — affiliated — net	416
Foreign taxes withheld	(379)
Net investment income allocated from the applicable Underlying Master Portfolios:
Dividends — affiliated	17,146
Interest — affiliated	1,898
Expenses	(3,109)
Fees waived	1,260

Total investment income	27,065

EXPENSES
Professional	7,602
Trustees	5,172
Investment advisory	4,013

Total expenses	16,787
Less fees waived and/or reimbursed by the Manager	(16,226)

Total expenses after fees waived and/or reimbursed	561

Net investment income	26,504

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	14,513
Investments — affiliated	(4,723)
Futures contracts	(2,695)
Forward foreign currency exchange contracts	(5,729)
Foreign currency transactions	44
Payment from affiliate(a)	2,603
Allocation from the applicable Underlying Master Portfolios from investments, futures, forward foreign currency exchange contracts and foreign currency transactions	62,010

66,023

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	31,312
Investments — affiliated	60,291
Futures contracts	2,591
Forward foreign currency exchange contracts	4,060
Foreign currency translations	3
Allocation from the applicable Underlying Master Portfolios from investments, futures, forward foreign currency exchange contracts and foreign currency transactions	151,310

249,567

Net realized and unrealized gain	315,590

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$342,094

(a)	Includes a payment by an affiliate of $2,603 to compensate for a trade operating error.

See notes to financial statements.

114	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	LifePath Dynamic Retirement Master Portfolio		LifePath Dynamic 2020 Master Portfolio
	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,411,987	$3,306,592	$3,655,408	$8,630,455
Net realized gain	3,035,345	3,307,624	8,274,722	11,670,163
Net change in unrealized appreciation (depreciation)	7,938,403	(9,881,188)	21,566,511	(30,484,465)

Net increase (decrease) in net assets resulting from operations	12,385,735	(3,266,972)	33,496,641	(10,183,847)

CAPITAL TRANSACTIONS
Proceeds from contributions	16,140,291	45,501,676	24,189,369	40,569,663
Value of withdrawals	(19,707,722)	(73,015,545)	(45,633,019)	(115,094,203)

Net decrease in net assets derived from capital share transactions	(3,567,431)	(27,513,869)	(21,443,650)	(74,524,540)

NET ASSETS
Total increase (decrease) in net assets	8,818,304	(30,780,841)	12,052,991	(84,708,387)
Beginning of period	107,643,360	138,424,201	285,197,553	369,905,940

End of period	$116,461,664	$107,643,360	$297,250,544	$285,197,553

See notes to financial statements.

FINANCIAL STATEMENTS	115

Statements of Changes in Net Assets  (continued)

	LifePath Dynamic 2030 Master Portfolio		LifePath Dynamic 2040 Master Portfolio
	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,895,404	$8,727,235	$3,038,731	$6,646,019
Net realized gain	11,258,431	19,220,681	10,540,804	17,885,406
Net change in unrealized appreciation (depreciation)	29,159,325	(44,083,828)	26,716,577	(43,539,079)

Net increase (decrease) in net assets resulting from operations	44,313,160	(16,135,912)	40,296,112	(19,007,654)

CAPITAL TRANSACTIONS
Proceeds from contributions	31,448,009	45,262,945	20,461,485	40,965,197
Value of withdrawals	(43,939,409)	(118,606,130)	(34,695,300)	(90,655,654)

Net decrease in net assets derived from capital share transactions	(12,491,400)	(73,343,185)	(14,233,815)	(49,690,457)

NET ASSETS
Total increase (decrease) in net assets	31,821,760	(89,479,097)	26,062,297	(68,698,111)
Beginning of period	307,427,579	396,906,676	250,172,949	318,871,060

End of period	$339,249,339	$307,427,579	$276,235,246	$250,172,949

See notes to financial statements.

116	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	LifePath Dynamic 2050 Master Portfolio		LifePath Dynamic 2060 Master Portfolio
	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,166,660	$2,179,736	$26,504	$48,027
Net realized gain	3,376,313	6,553,196	66,023	7,257
Net change in unrealized appreciation (depreciation)	10,364,001	(16,390,777)	249,567	(247,964)

Net increase (decrease) in net assets resulting from operations	14,906,974	(7,657,845)	342,094	(192,680)

CAPITAL TRANSACTIONS
Proceeds from contributions	11,629,338	20,024,006	192,588	139,290
Value of withdrawals	(9,832,581)	(44,881,949)	(140,529)	(81,792)

Net increase (decrease) in net assets derived from capital share transactions	1,796,757	(24,857,943)	52,059	57,498

NET ASSETS
Total increase (decrease) in net assets	16,703,731	(32,515,788)	394,153	(135,182)
Beginning of period	89,238,375	121,754,163	2,127,685	2,262,867

End of period	$105,942,106	$89,238,375	$2,521,838	$2,127,685

See notes to financial statements.

FINANCIAL STATEMENTS	117

Financial Highlights

	LifePath Dynamic Retirement Master Portfolio
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014

Total Return
Total return	11.82	%(a)	(3.35)%	12.06%	6.28%	(1.02)%	5.25%

Ratios to Average Net Assets(b)
Total expenses	0.55	%(c)	0.54%	0.54%	0.54%	0.54%	0.54%

Total expenses after fees waived and/or reimbursed	0.22	%(c)	0.22%	0.21%	0.23%	0.26%	0.25%

Net investment income	2.54	%(c)	2.65%	2.05%	2.06%	1.88%	2.02%

Supplemental Data
Net assets, end of period (000)	$116,462		$107,643	$138,424	$155,750	$254,167	$1,590,195

Portfolio turnover rate(d)	6%		38%	6%	37%	21%	14%

(a)	Aggregate total return.
(b)

Includes the LifePath Dynamic Retirement Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from the following master portfolios (collectively, the “Underlying Master Portfolios”):

Range of Periods
Active Stock Master Portfolio	2014 — 2019
CoreAlpha Bond Master Portfolio	2014 — 2019
International Tilts Master Portfolio	2014 — 2019

Range of Periods
Large Cap Index Master Portfolio	2014 — 2015
Master Small Cap Index Series	2014 — 2018
Master Total Return Portfolio	2016 — 2019

Includes the LifePath Dynamic Retirement Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.07%	0.05%	0.06%	0.04%	0.03%	0.03%
Investment in underlying funds	0.08%	0.09%	0.12%	0.10%	0.09%	0.10%

The ratios do not reflect any expenses incurred indirectly as a result of investments in the following underlying funds:

Range of Periods
BlackRock Cash Funds: Institutional	2014 — 2019
BlackRock Cash Funds: Prime	2014 — 2015
BlackRock Cash Funds: Treasury	2016 — 2019
BlackRock Commodity Strategies Fund	2014 — 2018

Range of Periods
BlackRock Advantage Emerging Markets Fund, Inc.	2014 — 2019
BlackRock Tactical Opportunities Fund	2016 — 2019
iShares exchange-traded funds	2014 — 2019

(c)	Annualized.
(d)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

118	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

	LifePath Dynamic 2020 Master Portfolio
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014

Total Return
Total return	12.22	%(a)	(3.58)%	13.70%	6.66%	(1.28)%	5.56%

Ratios to Average Net Assets(b)
Total expenses	0.53	%(c)	0.53%	0.51%	0.53%	0.53%	0.54%

Total expenses after fees waived and/or reimbursed	0.22	%(c)	0.22%	0.21%	0.23%	0.24%	0.24%

Net investment income	2.51	%(c)	2.58%	2.05%	2.08%	1.90%	2.01%

Supplemental Data
Net assets, end of period (000)	$297,251		$285,198	$369,906	$439,523	$580,805	$2,875,494

Portfolio turnover rate(d)	5%		19%	10%	50%	18%	21%

(a)	Aggregate total return.
(b)

Includes the LifePath Dynamic 2020 Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from the following master portfolios (collectively, the “Underlying Master Portfolios”):

Range of Periods
Active Stock Master Portfolio	2014 — 2019
CoreAlpha Bond Master Portfolio	2014 — 2019
International Tilts Master Portfolio	2014 — 2019

Range of Periods
Large Cap Index Master Portfolio	2014 — 2015
Master Small Cap Index Series	2014 — 2018
Master Total Return Portfolio	2016 — 2019

Includes the LifePath Dynamic 2020 Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.08%	0.06%	0.06%	0.05%	0.04%	0.04%
Investments in underlying funds	0.08%	0.09%	0.13%	0.11%	0.11%	0.11%

The ratios do not reflect any expenses incurred indirectly as a result of investments in the following underlying funds:

Range of Periods
BlackRock Cash Funds: Institutional	2014 — 2019
BlackRock Cash Funds: Prime	2014 — 2015
BlackRock Cash Funds: Treasury	2016 — 2019
BlackRock Commodity Strategies Fund	2014 — 2018

Range of Periods
BlackRock Advantage Emerging Markets Fund, Inc	2014 — 2019
BlackRock Tactical Opportunities Fund	2016 — 2019
iShares exchange-traded funds	2014 — 2019

(c)	Annualized.
(d)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	119

Financial Highlights  (continued)

	LifePath Dynamic 2030 Master Portfolio
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014

Total Return
Total return	14.59	%(a)	(5.15)%	18.08%	7.61%	(1.55)%	5.82%

Ratios to Average Net Assets(b)
Total expenses	0.53	%(c)	0.52%	0.50%	0.52%	0.52%	0.53%

Total expenses after fees waived and/or reimbursed	0.21	%(c)	0.21%	0.20%	0.21%	0.21%	0.21%

Net investment income	2.38	%(c)	2.40%	2.04%	2.11%	1.93%	2.02%

Supplemental Data
Net assets, end of period (000)	$339,249		$307,428	$396,907	$448,317	$543,847	$2,702,796

Portfolio turnover rate(d)	9%		29%	21%	61%	21%	33%

(a)	Aggregate total return.
(a)

Includes the LifePath Dynamic 2030 Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from the following master portfolios (collectively, the “Underlying Master Portfolios”):

Range of Periods
Active Stock Master Portfolio	2014 — 2019
CoreAlpha Bond Master Portfolio	2014 — 2019
International Tilts Master Portfolio	2014 — 2019

Range of Periods
Large Cap Index Master Portfolio	2014 — 2015
Master Small Cap Index Series	2014 — 2018
Master Total Return Portfolio	2016 — 2019

Includes the LifePath Dynamic 2030 Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.10%	0.08%	0.08%	0.06%	0.05%	0.05%
Investments in underlying funds	0.10%	0.11%	0.14%	0.12%	0.14%	0.14%

The ratios do not reflect any expenses incurred indirectly as a result of investments in the following underlying funds:

Range of Periods
BlackRock Cash Funds: Institutional	2014 — 2019
BlackRock Cash Funds: Prime	2014 — 2015
BlackRock Cash Funds: Treasury	2016 — 2019
BlackRock Commodity Strategies Fund	2014 — 2018

Range of Periods
BlackRock Advantage Emerging Markets Fund, Inc.	2014 — 2019
BlackRock Tactical Opportunities Fund	2016 — 2019
iShares exchange-traded funds	2014 — 2019

(c)	Annualized.
(d)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

120	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

	LifePath Dynamic 2040 Master Portfolio
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014

Total Return
Total return	16.49	%(a)	(7.16)%	21.86%	8.35%	(1.79)%	5.98%

Ratios to Average Net Assets(b)
Total expenses	0.52	%(c)	0.51%	0.50%	0.50%	0.50%	0.53%

Total expenses after fees waived and/or reimbursed	0.21	%(c)	0.20%	0.19%	0.19%	0.18%	0.19%

Net investment income	2.28	%(c)	2.25%	1.99%	2.13%	1.94%	2.03%

Supplemental Data
Net assets, end of period (000)	$276,235		$250,173	$318,871	$361,343	$425,956	$2,089,313

Portfolio turnover rate(d)	11%		39%	30%	77%	19%	42%

(a)	Aggregate total return.
(b)

Includes the LifePath Dynamic 2040 Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from the following master portfolios (collectively, the “Underlying Master Portfolios”):

Range of Periods
Active Stock Master Portfolio	2014 — 2019
CoreAlpha Bond Master Portfolio	2014 — 2019
International Tilts Master Portfolio	2014 — 2019

Range of Periods
Large Cap Index Master Portfolio	2014 — 2015
Master Small Cap Index Series	2014 — 2018
Master Total Return Portfolio	2014 — 2019

Includes the LifePath Dynamic 2040 Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Six Months Ended 06/30/19 (unaudited)	2018	2017	2016	2015	2014
Allocated fees waived	0.11%	0.09%	0.10%	0.07%	0.06%	0.06%
Investments in underlying funds	0.12%	0.13%	0.16%	0.14%	0.17%	0.16%

The ratios do not reflect any expenses incurred indirectly as a result of investments in the following underlying funds:

Range of Periods
BlackRock Cash Funds: Institutional	2014 — 2019
BlackRock Cash Funds: Prime	2014 — 2015
BlackRock Cash Funds: Treasury	2016 — 2019
BlackRock Commodity Strategies Fund	2014 — 2018

Range of Periods
BlackRock Advantage Emerging Markets Fund, Inc.	2014 — 2019
BlackRock Tactical Opportunities Fund	2016 — 2019
iShares exchange-traded funds	2014 — 2019

(c)	Annualized.
(d)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	121

Financial Highlights  (continued)

	LifePath Dynamic 2050 Master Portfolio
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014

Total Return
Total return	16.70	%(a)	(7.95)%	23.28%	8.57%	(1.96)%	6.23%

Ratios to Average Net Assets(b)
Total expenses	0.54	%(c)	0.53%	0.51%	0.51%	0.51%	0.53%

Total expenses after fees waived and/or reimbursed	0.21	%(c)	0.20%	0.18%	0.19%	0.17%	0.18%

Net investment income	2.36	%(c)	2.05%	2.02%	2.09%	1.94%	2.04%

Supplemental Data
Net assets, end of period (000)	$105,942		$89,238	$121,754	$116,568	$114,904	$439,444

Portfolio turnover rate(d)	11%		43%	35%	70%	36%	48%

(a)	Aggregate total return.
(b)

Includes the LifePath Dynamic 2050 Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from the following master portfolios (collectively, the “Underlying Master Portfolios”):

Range of Periods
Active Stock Master Portfolio	2014 — 2019
CoreAlpha Bond Master Portfolio	2014 — 2019
International Tilts Master Portfolio	2014 — 2019

Range of Periods
Large Cap Index Master Portfolio	2014 — 2015
Master Small Cap Index Series	2014 — 2018

Includes the LifePath Dynamic 2050 Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.11%	0.09%	0.09%	0.08%	0.07%	0.07%
Investments in underlying funds	0.11%	0.12%	0.16%	0.15%	0.19%	0.17%

The ratios do not reflect any expenses incurred indirectly as a result of investments in the following underlying funds:

Range of Periods
BlackRock Cash Funds: Institutional	2014 — 2019
BlackRock Cash Funds: Prime	2014 — 2015
BlackRock Cash Funds: Treasury	2016 — 2019
BlackRock Commodity Strategies Fund	2014 — 2018

Range of Periods
BlackRock Advantage Emerging Markets Fund, Inc.	2014 — 2019
BlackRock Tactical Opportunities Fund	2016 — 2018
iShares exchange-traded funds	2014 — 2019

(c)	Annualized.
(d)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

122	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

	LifePath Dynamic 2060 Master Portfolio
	Six Months Ended 06/30/19 (unaudited)		Year Ended 12/31/2018	Period from 05/31/17 (a) to 12/31/17

Total Return
Total return	16.72	%(b)(c)	(8.32)%	11.93	%(b)

Ratios to Average Net Assets(d)
Total expenses	1.63	%(e)	1.62%	1.54	%(e)(f)

Total expenses after fees waived and/or reimbursed	0.21	%(e)	0.19%	0.20	%(e)

Net investment income	2.31	%(e)	2.11%	2.27	%(e)

Supplemental Data
Net assets, end of period (000)	$2,522		$2,128	$2,263

Portfolio turnover rate(g)	18%		58%	35%

(a)	Commencement of operations.
(b)	Aggregate total return.
(c)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return is 16.61%.
(d)

Includes the LifePath Dynamic 2060 Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from the following master portfolios (collectively, the “Underlying Master Portfolios”):

Range of Periods
Active Stock Master Portfolio	2017 — 2019
CoreAlpha Bond Master Portfolio	2017 — 2019

Range of Periods
International Tilts Master Portfolio	2017 — 2019

Includes the LifePath Dynamic 2060 Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18	Period from 05/31/17 (a) to 12/31/17
Allocated fees waived	0.11%	0.08%	0.09%
Investments in underlying funds	0.12%	0.14%	0.23%

The ratios do not reflect any expenses incurred indirectly as a result of investments in the following underlying funds:

Range of Periods
BlackRock Cash Funds: Treasury	2017 — 2019
BlackRock Commodity Strategies Fund	2017 — 2019

Range of Periods
BlackRock Advantage Emerging Markets Fund, Inc	2017 — 2019
iShares exchange-traded funds	2017 — 2019

(e)	Annualized.
(f)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.00%.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	123

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to six series of MIP: LifePath® Dynamic Retirement Master Portfolio, LifePath® Dynamic 2020 Master Portfolio, LifePath® Dynamic 2030 Master Portfolio, LifePath® Dynamic 2040 Master Portfolio, LifePath® Dynamic 2050 Master Portfolio and LifePath® Dynamic 2060 Master Portfolio (each, a “LifePath Dynamic Master Portfolio” and together, the “LifePath Dynamic Master Portfolios”). Each LifePath Dynamic Master Portfolio is classified as diversified.

As of period end, the investment of LifePath Dynamic Retirement Master Portfolio, LifePath Dynamic 2020 Master Portfolio, LifePath Dynamic 2030 Master Portfolio, LifePath Dynamic 2040 Master Portfolio, LifePath Dynamic 2050 Master Portfolio and LifePath Dynamic 2060 Master Portfolio in Active Stock Master Portfolio represented 23.0%, 25.1%, 36.8%, 44.2%, 47.0% and 46.8%, respectively, of net assets. The investment of LifePath Dynamic Retirement Master Portfolio, LifePath Dynamic 2020 Master Portfolio, LifePath Dynamic 2030 Master Portfolio, LifePath Dynamic 2040 Master Portfolio, LifePath Dynamic 2050 Master Portfolio and LifePath Dynamic 2060 Master Portfolio in CoreAlpha Bond Master Portfolio represented 39.4%, 36.9%, 20.4%, 6.1%, 1.1% and 1.0%, respectively, of net assets. As such, financial statements of the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio, including the Schedules of Investments, should be read in conjunction with each respective LifePath Dynamic Master Portfolio’s financial statements. Active Stock Master Portfolio’s and CoreAlpha Bond Master Portfolio’s financial statements are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at http://www.sec.gov.

The LifePath Dynamic Master Portfolios will generally invest in other registered investment companies (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the LifePath Dynamic Master Portfolios. The LifePath Dynamic Master Portfolios may also invest in other master portfolios (“Underlying Master Portfolios”) that are managed by subsidiaries of BlackRock.

The value of a LifePath Dynamic Master Portfolio’s investment in each of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio reflects that LifePath Dynamic Master Portfolio’s proportionate interest in the net assets of that master portfolio. As of period end, the LifePath Dynamic Master Portfolios held interests in Underlying Master Portfolios as follows:

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio	International Tilts Master Portfolio	Master Total Return Portfolio
LifePath Dynamic Retirement Master Portfolio	6.0%	3.0%	4.0%	0.8%
LifePath Dynamic 2020 Master Portfolio	16.0	7.0	11.0	2.0
LifePath Dynamic 2030 Master Portfolio	27.0	4.0	23.0	2.3
LifePath Dynamic 2040 Master Portfolio	26.0	1.0	24.0	1.9
LifePath Dynamic 2050 Master Portfolio	11.0	0.0	11.0	0.7
LifePath Dynamic 2060 Master Portfolio	0.0	0.0	0.0	0.0

The LifePath Dynamic Master Portfolios, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

On May 15, 2019, the Board of Trustees of MIP approved a reorganization of LifePath Dynamic 2020 Master Portfolio with and into LifePath Dynamic Retirement Master Portfolio. The reorganization is expected to occur during the fourth quarter of 2019 and is not subject to approval by LifePath Dynamic 2020 Master Portfolio’s interestholders.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each LifePath Dynamic Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the LifePath Dynamic Master Portfolios are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Each LifePath Dynamic Master Portfolio records daily its proportionate share of the Underlying Master Portfolios’ income, expenses and realized and unrealized gains and losses.

Foreign Currency Translation: Each LifePath Dynamic Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

124	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Each LifePath Dynamic Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each LifePath Dynamic Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where a LifePath Dynamic Master Portfolio enters into certain investments (e.g., futures contracts and forward foreign currency exchange contracts) that would be treated as “senior securities” for 1940 Act purposes, a LifePath Dynamic Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowings to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the LifePath Dynamic Master Portfolios may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Indemnifications: In the normal course of business, a LifePath Dynamic Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. A LifePath Dynamic Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against a LifePath Dynamic Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to a LifePath Dynamic Master Portfolio are charged to that LifePath Dynamic Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The LifePath Dynamic Master Portfolios’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the LifePath Dynamic Master Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The LifePath Dynamic Master Portfolios determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each LifePath Dynamic Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the LifePath Dynamic Master Portfolios’ net assets. Each business day, the LifePath Dynamic Master Portfolios use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each LifePath Dynamic Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each LifePath Dynamic Master Portfolio has the ability to access

NOTES TO FINANCIAL STATEMENTS	125

Notes to Financial Statements  (unaudited) (continued)

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each LifePath Dynamic Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of June 30, 2019, certain investments of the LifePath Dynamic Master Portfolios were valued using NAV as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain LifePath Dynamic Master Portfolios may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the LifePath Dynamic Master Portfolios collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each LifePath Dynamic Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the LifePath Dynamic Master Portfolio and any additional required collateral is delivered to the LifePath Dynamic Master Portfolio, or excess collateral returned by the LifePath Dynamic Master Portfolio, on the next business day. During the term of the loan, the LifePath Dynamic Master Portfolios are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as investment companies in the LifePath Dynamic Master Portfolios’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the LifePath Dynamic Master Portfolios under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the LifePath Dynamic Master Portfolios, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a LifePath Dynamic Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the LifePath Dynamic Master Portfolios’ securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
LifePath Dynamic Retirement Master Portfolio
Barclays Bank PLC	$652	$(652)	$—
Barclays Capital, Inc.	3,176	(3,176)	—
Deutsche Bank Securities, Inc.	85,752	(85,752)	—
JP Morgan Securities, LLC	769,160	(769,160)	—
TD Prime Services, LLC	22,951	(22,951)	—
Virtu Americas, LLC	162,812	(162,812)	—

	$1,044,503	$(1,044,503)	$—

126	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
LifePath Dynamic 2020 Master Portfolio
BNP Paribas Prime Brokerage International Ltd.	$41,397	$(41,397)	$—
BNP Paribas Securities Corp.	10,594	(10,594)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,263,979	(4,263,979)	—
Credit Suisse Securities (USA), LLC	341	(341)	—
HSBC Bank PLC	109,236	(109,236)	—
Jefferies, LLC	51,445	(51,445)	—
Scotia Capital (USA), Inc.	746,200	(746,200)	—
TD Prime Services, LLC	939	(939)	—

	$5,224,131	$(5,224,131)	$—

LifePath Dynamic 2030 Master Portfolio
Barclays Capital, Inc.	$430,500	$(430,500)	$—
BNP Paribas Prime Brokerage International Ltd.	247,788	(247,788)	—
BNP Paribas Securities Corp.	47,109	(47,109)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	677,639	(677,639)	—
Citigroup Global Markets, Inc.	113,322	(113,322)	—
Credit Suisse Securities (USA), LLC	8,573	(8,573)	—
HSBC Bank PLC	85,369	(85,369)	—
J P Morgan Securities, LLC .	5,166	(5,166)	—
Nomura Securities International, Inc.	3,176	(3,176)	—
Virtu Americas, LLC	21,008	(21,008)	—

	$1,639,650	$(1,639,650)	$—

LifePath Dynamic 2040 Master Portfolio
BNP Paribas Prime Brokerage International Ltd.	$337,371	$(337,371)	$—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,999,113	(1,999,113)	—
Credit Suisse Securities (USA), LLC	309,072	(309,072)	—
HSBC Bank PLC	521,579	(521,579)	—
Jefferies, LLC	34,927	(34,927)	—
Virtu Americas, LLC	206,672	(206,672)	—
Wells Fargo Securities, LLC	11,480	(11,480)	—

	$3,420,214	$(3,420,214)	$—

LifePath Dynamic 2050 Master Portfolio
Citigroup Global Markets, Inc.	$231,944	$(231,944)	$—
Credit Suisse Securities (USA), LLC	308,816	(308,816)	—
Goldman Sachs & Co.	220,848	(220,848)	—
HSBC Bank PLC	408,659	(408,659)	—
Jefferies, LLC	16,535	(16,535)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	173,112	(173,112)	—
SG Americas Securities, LLC	61,828	(61,828)	—

	$1,421,742	$(1,421,742)	$—

(a)

Collateral received in excess of the value of securities loaned from the individual counterparty, if any, is not shown for financial reporting purposes in the table above. Cash collateral has been received in connection with securities lending agreements as follows:

LifePath Dynamic Retirement Master Portfolio	LifePath Dynamic 2020 Master Portfolio	LifePath Dynamic 2030 Master Portfolio	LifePath Dynamic 2040 Master Portfolio	LifePath Dynamic 2050 Master Portfolio
$1,060,635	$5,305,236	$1,669,111	$3,482,511	$1,445,704

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the LifePath Dynamic Master Portfolios benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each LifePath Dynamic Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the LifePath Dynamic Master Portfolios.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The LifePath Dynamic Master Portfolios engage in various portfolio investment strategies using derivative contracts both to increase the returns of the LifePath Dynamic Master Portfolios and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

NOTES TO FINANCIAL STATEMENTS	127

Notes to Financial Statements  (unaudited) (continued)

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the LifePath Dynamic Master Portfolios and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the LifePath Dynamic Master Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the LifePath Dynamic Master Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the LifePath Dynamic Master Portfolios are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amounts reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.

Master Netting Arrangements: In order to define their contractual rights and to secure rights that will help them mitigate their counterparty risk, the LifePath Dynamic Master Portfolios may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their counterparties. An ISDA Master Agreement is a bilateral agreement between each LifePath Dynamic Master Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each LifePath Dynamic Master Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the LifePath Dynamic Master Portfolios and the counterparty.

Cash collateral that has been pledged to cover obligations of the LifePath Dynamic Master Portfolios and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the LifePath Dynamic Master Portfolios, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the LifePath Dynamic Master Portfolios. Any additional required collateral is delivered to/pledged by the LifePath Dynamic Master Portfolios on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A LifePath Dynamic Master Portfolio generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the LifePath Dynamic Master Portfolios from their counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the LifePath Dynamic Master Portfolios have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the LifePath Dynamic Master Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: MIP, on behalf of the LifePath Dynamic Master Portfolios, entered into an Investment Advisory Agreement with the Manager, the LifePath Dynamic Master Portfolios’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each LifePath Dynamic Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each LifePath Dynamic Master Portfolio.

128	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

For such services, each LifePath Dynamic Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.35% of the average daily value of each LifePath Dynamic Master Portfolio’s net assets.

With respect to the LifePath Dynamic Master Portfolios, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BRS”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays each Sub-Adviser for services it provides for that portion of each LifePath Dynamic Master Portfolio for which it acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each LifePath Dynamic Master Portfolio to the Manager.

Administration: MIP, on behalf of the LifePath Dynamic Master Portfolios, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the LifePath Dynamic Master Portfolios’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the LifePath Dynamic Master Portfolios. BAL may delegate certain of its administration duties to sub-administrators.

BAL is not entitled to compensation for providing administrative services to the LifePath Dynamic Master Portfolios, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the LifePath Dynamic Master Portfolios, or BAL (or an affiliate) receives investment advisory fees from the LifePath Dynamic Master Portfolios.

Expense Limitations and Waivers: BFA, with respect to each LifePath Dynamic Master Portfolio, has contractually agreed to waive 0.30% of its investment advisory fees through April 30, 2020 for each LifePath Dynamic Master Portfolio other than the LifePath Dynamic Retirement Master Portfolio (for which the contractual waiver is in effect through April 30, 2021). These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2019, the amounts waived and/or reimbursed were as follows:

Amounts Waived
LifePath Dynamic Retirement Master Portfolio	$166,957
LifePath Dynamic 2020 Master Portfolio	436,251
LifePath Dynamic 2030 Master Portfolio	490,632
LifePath Dynamic 2040 Master Portfolio	399,205
LifePath Dynamic 2050 Master Portfolio	148,171
LifePath Dynamic 2060 Master Portfolio	3,439

With respect to each LifePath Dynamic Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each LifePath Dynamic Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each LifePath Dynamic Master Portfolio’s investments in other affiliated investment companies, if any. The amounts waived are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.

For the six months ended June 30, 2019, the amounts waived were as follows:

Amounts Waived
LifePath Dynamic Retirement Master Portfolio	$847
LifePath Dynamic 2020 Master Portfolio	681
LifePath Dynamic 2030 Master Portfolio	1,665
LifePath Dynamic 2040 Master Portfolio	2,065
LifePath Dynamic 2050 Master Portfolio	999
LifePath Dynamic 2060 Master Portfolio	13

The fees and expenses of the MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the LifePath Dynamic Master Portfolios’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the LifePath Dynamic Master Portfolios. BAL has contractually agreed to reimburse the LifePath Dynamic Master Portfolios or provide an offsetting credit against the investment advisory fees paid by the LifePath Dynamic Master Portfolios in an amount equal to these independent expenses through April 30, 2029 for each LifePath Dynamic Master Portfolio other than the LifePath Dynamic Retirement Master Portfolio (for which the contractual arrangement is in effect through April 30, 2030). If the LifePath Dynamic Master Portfolios do not pay administration fees, BFA agrees to cap the expenses of the LifePath Dynamic Master Portfolios at the rate at which it pays an investment advisory fee to BFA. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2019, the amounts waived were as follows:

Amounts Waived
LifePath Dynamic Retirement Master Portfolio	$13,613
LifePath Dynamic 2020 Master Portfolio	15,218
LifePath Dynamic 2030 Master Portfolio	15,504
LifePath Dynamic 2040 Master Portfolio	15,051
LifePath Dynamic 2050 Master Portfolio	13,548
LifePath Dynamic 2060 Master Portfolio	12,774

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the LifePath Dynamic Master Portfolios and, accordingly, have a favorable impact on their performance. BAL may delegate certain of its administration duties to sub-administrators.

NOTES TO FINANCIAL STATEMENTS	129

Notes to Financial Statements  (unaudited) (continued)

Securities Lending: The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the LifePath Dynamic Master Portfolios, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The LifePath Dynamic Master Portfolios are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the LifePath Dynamic Master Portfolios bears to an annual rate of 0.04%. The shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90-day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each LifePath Dynamic Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each LifePath Dynamic Master Portfolio retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each LifePath Dynamic Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each LifePath Dynamic Master Portfolio is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended June 30, 2019, each LifePath Dynamic Master Portfolio paid BTC the following amounts for securities lending agent services:

	LifePath Dynamic Retirement Master Portfolio	LifePath Dynamic 2020 Master Portfolio	LifePath Dynamic 2030 Master Portfolio	LifePath Dynamic 2040 Master Portfolio	LifePath Dynamic 2050 Master Portfolio	LifePath Dynamic 2060 Master Portfolio
Amount	$597	$1,656	$2,667	$2,628	$1,107	$—

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each LifePath Dynamic Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each LifePath Dynamic Master Portfolio’s investment policies and restrictions. Each LifePath Dynamic Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2019, the LifePath Dynamic Master Portfolios did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the MIP are directors and/or officers of BlackRock or its affiliates.

Other Transactions: During the six months ended June 30, 2019, LifePath Dynamic 2060 Master Portfolio received a reimbursement of $2,603 from an affiliate, which is included in payment from affiliate in the Statements of Operations, related to an operating event.

Each LifePath Dynamic Master Portfolio may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is shown as income-affiliated in the Statements of Operations.

7.	PURCHASES AND SALES

For the six months ended June 30, 2019, purchases and sales of investments in the Underlying Funds and Underlying Master Portfolios, excluding short-term securities, were as follows:

	LifePath Dynamic Retirement Master Portfolio	LifePath Dynamic 2020 Master Portfolio	LifePath Dynamic 2030 Master Portfolio	LifePath Dynamic 2040 Master Portfolio	LifePath Dynamic 2050 Master Portfolio	LifePath Dynamic 2060 Master Portfolio
Purchases	$6,480,781	$14,579,468	$28,286,048	$27,434,395	$10,453,877	$406,667
Sales	12,135,045	45,360,776	57,405,435	53,381,435	15,563,263	551,847

130	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

8.	INCOME TAX INFORMATION

Each LifePath Dynamic Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the LifePath Dynamic Master Portfolios is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the LifePath Dynamic Master Portfolios. Therefore, no U.S. federal income tax provision is required. It is intended that the LifePath Dynamic Master Portfolios’ assets will be managed so an investor in the LifePath Dynamic Master Portfolios can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Each LifePath Dynamic Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each LifePath Dynamic Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2018 except for LifePath Dynamic 2060 Master Portfolio, which remains open for the period ended December 31, 2017 and year ended December 31, 2018. The statutes of limitations on each LifePath Dynamic Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the LifePath Dynamic Master Portfolios as of June 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the LifePath Dynamic Master Portfolios’ financial statements.

As of June 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

	LifePath Dynamic Retirement Master Portfolio	LifePath Dynamic 2020 Master Portfolio	LifePath Dynamic 2030 Master Portfolio	LifePath Dynamic 2040 Master Portfolio	LifePath Dynamic 2050 Master Portfolio	LifePath Dynamic 2060 Master Portfolio
Tax cost	$53,405,546	$271,571,591	$366,393,812	$277,375,934	$87,112,563	$2,279,140

Gross unrealized appreciation	$61,461,889	$56,339,735	$36,051,850	$42,024,947	$23,173,936	$214,894
Gross unrealized depreciation	(199,562)	(34,808,296)	(73,519,738)	(44,108,274)	(6,077,106)	(45,305)

Net unrealized appreciation (depreciation)	$61,262,327	$21,531,439	$(37,467,888)	$(2,083,327)	$17,096,830	$169,589

9.	BANK BORROWINGS

MIP, on behalf of the LifePath Dynamic Master Portfolios, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the LifePath Dynamic Master Portfolios may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the LifePath Dynamic Master Portfolios, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2020 unless extended or renewed. Prior to April 18, 2019, Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2019, the LifePath Dynamic Master Portfolios did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, certain LifePath Dynamic Master Portfolios invest in securities or other instruments and may enter into certain transactions, and such activities subject each LifePath Dynamic Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Each LifePath Dynamic Master Portfolio’s prospectus provides details of the risks to which each LifePath Dynamic Master Portfolio is subject.

The LifePath Dynamic Master Portfolios may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A LifePath Dynamic Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the LifePath Dynamic Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A LifePath Dynamic Master Portfolio may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each LifePath Dynamic Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a LifePath Dynamic Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which a LifePath Dynamic Master Portfolio invests.

Counterparty Credit Risk: The LifePath Dynamic Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The LifePath Dynamic Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those

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Notes to Financial Statements  (unaudited) (continued)

counterparties. Financial assets, which potentially expose the LifePath Dynamic Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the LifePath Dynamic Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the LifePath Dynamic Master Portfolios.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A LifePath Dynamic Master Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by such LifePath Dynamic Master Portfolio.

With exchange-traded futures, there is less counterparty credit risk to the LifePath Dynamic Master Portfolios since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a LifePath Dynamic Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the LifePath Dynamic Master Portfolios.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the LifePath Dynamic Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

132	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met in person on April 17, 2019 (the “April Meeting”) and May 14-15, 2019 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Advisory Agreement”) between the Master Fund, on behalf of LifePath Dynamic Retirement Master Portfolio, LifePath Dynamic 2020 Master Portfolio, LifePath Dynamic 2030 Master Portfolio, LifePath Dynamic 2040 Master Portfolio, LifePath Dynamic 2050 Master Portfolio and LifePath Dynamic 2060 Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”), each a series of the Master Fund, and BlackRock Fund Advisors (the “Manager”), the Master Fund’s investment advisor. The Board of Trustees of the Master Fund also considered the approval of the sub-advisory agreement between the Manager and BlackRock International Limited (“BIL”) with respect to each Master Portfolio (the “BIL Sub-Advisory Agreement”) and the sub-advisory agreement between the Manager and BlackRock (Singapore) Limited (“BSL” and together with BIL, the “Sub-Advisors”) with respect to each Master Portfolio (the “BSL Sub-Advisory Agreement” and together with the BIL Sub-Advisory Agreement, the “Sub-Advisory Agreements”). Each of BlackRock LifePath Dynamic Retirement Fund, BlackRock LifePath Dynamic 2020 Fund, BlackRock LifePath Dynamic 2030 Fund, BlackRock LifePath Dynamic 2040 Fund, BlackRock LifePath Dynamic 2050 Fund and BlackRock LifePath Dynamic 2060 Fund (each, a “Portfolio” and collectively, the “Portfolios”), each a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the corresponding Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Advisory Agreement and the Sub-Advisory Agreements with respect to each Master Portfolio. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.” For simplicity: (a) the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members;” and (b) the shareholders of each Portfolio and the interest holders of each Master Portfolio are referred to as “shareholders.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Ad Hoc Topics Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Ad Hoc Topics Committee, which also has one interested Board Member).

The Agreements

Consistent with the requirements of the 1940 Act, the Board considers the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. While the Board also has a fifth one-day meeting to consider specific information surrounding the renewals of the Agreements, the Board’s consideration entails a year-long deliberative process whereby the Board and its committees assess BlackRock’s services to the Fund. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolios and the Portfolios by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management; accounting, administrative and shareholder services; oversight of the Master Portfolio’s and Portfolio’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of management.

During the year, the Board, acting directly and through its committees, considers information that is relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Master Portfolios, the Portfolios and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreements.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analyses of the reasons for any over-performance or under-performance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolios and/or the Portfolios for services; (c) the Master Portfolios’ and/or the Portfolios’ operating expenses and how BlackRock allocates expenses to the Master Portfolios and the Portfolios; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Master Portfolio’s and Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s, the Master Fund’s and the Fund’s adherence to its applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolios and/or the Portfolios; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Independent Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist their deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) based on either a Lipper Classification or Morningstar category, regarding the fees and expenses of each Master

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)

Portfolio and Portfolio, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Portfolio as compared with a peer group of funds (“Performance Peers”) and other metrics, as applicable; (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Master Portfolios and the Portfolios; (g) a summary of aggregate amounts paid by each Master Portfolio and/or Portfolio to BlackRock; (h) sales and redemption data regarding each Portfolio’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Master Portfolio’s and Portfolio’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Master Portfolio and Portfolio as compared with the applicable Performance Peers and other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Master Portfolios and the Portfolios; (d) each Portfolio’s fees and expenses compared to its Expense Peers; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Master Portfolios and the Portfolios; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of portfolio holdings of each Master Portfolio. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Portfolio. Throughout the year, the Board compared each Portfolio’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Master Portfolio’s portfolio management team discussing the relevant Master Portfolio’s performance and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Master Portfolios and the Portfolios. BlackRock and its affiliates provide the Master Portfolios and the Portfolios with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolios and the Portfolios by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolios and the Portfolios. In particular, BlackRock and its affiliates provide the Master Portfolios and the Portfolios with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers, including, among others, the custodian, fund accountant, transfer agent, and auditor for the Master Portfolios and the Portfolios, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Master Portfolios and the Portfolios, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Portfolios’ distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolios, the Portfolios and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Master Portfolio and Portfolio, as applicable. The Board noted that each Portfolio’s investment results correspond directly to the investment results of the applicable Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of each Portfolio’s performance as of December 31, 2018. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Portfolio as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review, and meet with Master Portfolio management to discuss, the performance of each Master Portfolio and Portfolio, as applicable, throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and the

134	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)

Performance Peer funds (for example, the investment objective(s) and investment strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results.

The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to affect long-term performance disproportionately.

The Board noted that for the one-, three- and five-year periods reported, BlackRock LifePath Dynamic Retirement Fund ranked in the fourth, first and second quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Portfolio’s underperformance during the applicable periods. The Board was informed that, among other things, the primary detractors from performance included investments in underlying funds in the international equity and commodity segments.

The Board and BlackRock discussed BlackRock’s strategy for improving the BlackRock LifePath Dynamic Retirement Fund’s investment performance. Discussions covered topics such as performance attribution, the Fund’s investment personnel, and the resources appropriate to support the Fund’s investment processes.

The Board noted that for the one-, three- and five-year periods reported, each of BlackRock LifePath Dynamic 2020 Fund, BlackRock LifePath Dynamic 2030 Fund and BlackRock LifePath Dynamic 2040 Fund, ranked in the second, second, and third quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed each Portfolio’s underperformance during the applicable periods.

The Board noted that for the one-, three- and five-year periods reported, BlackRock LifePath Dynamic 2050 Fund ranked in the third, second, and second quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Portfolio’s underperformance during the applicable periods.

The Board noted that for the one-year and since-inception periods reported, BlackRock LifePath Dynamic 2060 Fund ranked in the third and second quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Portfolio’s underperformance during the applicable periods.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolios and the Portfolios: The Board, including the Independent Board Members, reviewed each Master Portfolio’s contractual advisory fee rate compared with those of the corresponding Portfolio’s Expense Peers. The contractual advisory fee rate is shown before taking into account any reimbursements or fee waivers. The Board also compared each Portfolio’s total expense ratio, as well as each Master Portfolio’s actual advisory fee rate, to those of the Portfolio’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolios and the Portfolios. The Board reviewed BlackRock’s estimated profitability with respect to each Master Portfolio and Portfolio, as applicable, and other funds the Board currently oversees for the year ended December 31, 2018 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the estimated cost of the services provided to the Master Portfolios and the Portfolios by BlackRock, and BlackRock’s and its affiliates’ estimated profits relating to the management of the Master Portfolios and the Portfolios and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master Portfolios and the Portfolios, to the relevant Master Portfolio or Portfolio, as pertinent. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolios and the Portfolios, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted, with respect to each Master Portfolio, that the varying fee structures for fund of funds can limit the value of advisory fee comparisons.

The Board noted that LifePath Dynamic Retirement Master Portfolio’s contractual advisory fee rate ranked second out of three funds, and that the actual advisory fee rate and BlackRock LifePath Dynamic Retirement Fund’s total expense ratio ranked second out of three funds and in the fourth quartile, respectively, relative to BlackRock LifePath Dynamic Retirement Fund’s Expense Peers.

The Board also noted that, with respect to each of LifePath Dynamic 2020 Master Portfolio, LifePath Dynamic 2030 Master Portfolio, LifePath Dynamic 2040 Master Portfolio and LifePath Dynamic 2050 Master Portfolio, the respective Master Portfolio’s contractual advisory fee rate ranked third out of four funds, and that the actual advisory fee rate and the corresponding Portfolio’s total expense ratio ranked third out of four funds and in the third quartile, respectively, relative to the corresponding Portfolio’s Expense Peers.

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)

The Board also noted that with respect to LifePath Dynamic 2060 Master Portfolio, the contractual advisory fee rate ranked second out of three funds, and the actual advisory fee rate and BlackRock LifePath Dynamic 2060 Fund’s total expense ratio ranked first out of three funds and in the fourth quartile, respectively, relative to BlackRock LifePath Dynamic 2060 Fund’s Expense Peers.

The Board further noted that, with respect to each Master Portfolio, BlackRock and the Board have contractually agreed to waive a portion of the advisory fee for the Master Portfolio. Additionally, the Board noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate each Master Portfolio/Portfolio for certain other fees and expenses.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolios and the Portfolios increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. The Board also considered the extent to which the Master Portfolios and the Portfolios benefit from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolios and the Portfolios to more fully participate in these economies of scale. The Board considered each Master Portfolio’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Master Portfolios and the Portfolios, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolios and the Portfolios, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Portfolio shares if they believe that the pertinent Portfolio’s and/or Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Conclusion

The Board of the Master Fund, including the Independent Board Members, unanimously approved the continuation of (i) the Advisory Agreement between the Manager and the Master Fund, on behalf of each Master Portfolio, (ii) the BIL Sub-Advisory Agreement between the Manager and BIL with respect to each Master Portfolio and (iii) the BSL Sub-Advisory Agreement between the Manager and BSL with respect to each Master Portfolio, each for a one-year term ending June 30, 2020. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Fund, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Master Portfolio and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreements with respect to each Master Portfolio and found the Agreements to be satisfactory. In arriving at its decision to approve the Agreements, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

136	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

Mark Stalnecker, Chair of the Board and Trustee

Bruce R. Bond, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Lena G. Goldberg, Trustee

Robert M. Hernandez, Trustee

Henry R. Keizer, Trustee

Cynthia A. Montgomery, Trustee

Donald C. Opatrny, Trustee

Joseph P. Platt, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

John MacKessy, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Investment Adviser

BlackRock Fund Advisors

San Francisco, CA 94105

Sub-Advisers

BlackRock International Limited

Edinburgh EH3 8BL, United Kingdom

BlackRock (Singapore) Limited

079912 Singapore

Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust/MIP

400 Howard Street

San Francisco, CA 94105

TRUSTEE AND OFFICER INFORMATION	137

Additional Information

General Information

Householding

The LifePath Dynamic Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the LifePath Dynamic Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The LifePath Dynamic Funds/LifePath Dynamic Master Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The LifePath Dynamic Funds’/LifePath Dynamic Master Portfolios’ Forms N-PORT and N-Q are available on the SEC’s website at http://www.sec.gov. The LifePath Dynamic Funds’/LifePath Dynamic Master Portfolios’ Forms N-PORT and N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the LifePath Dynamic Funds/LifePath Dynamic Master Portfolios use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1), by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the LifePath Dynamic Funds/LifePath Dynamic Master Portfolios voted proxies relating to securities held in the LifePath Dynamic Funds’/LifePath Dynamic Master Portfolios’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

138	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Glossary of Terms Used in this Report

Currency

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

ILS	Israeli New Shekel

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

S&P	S&P Global Ratings

OTC	Over-the-Counter

ADDITIONAL INFORMATION / GLOSSARY OF TERMS USED IN THIS REPORT	139

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a LifePath Dynamic Fund unless preceded or accompanied by the LifePath Dynamic Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LifePath-6/19-SAR

JUNE 30, 2019

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Funds III

➢	BlackRock LifePath® Dynamic 2025 Fund
➢	BlackRock LifePath® Dynamic 2035 Fund
➢	BlackRock LifePath® Dynamic 2045 Fund
➢	BlackRock LifePath® Dynamic 2055 Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at www.blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

Investment performance in the 12 months ended June 30, 2019 was a tale of two markets. The first half of the reporting period was characterized by restrictive monetary policy, deteriorating economic growth, equity market volatility, and rising fear of an imminent recession. During the second half of the reporting period, stocks and bonds rebounded sharply, as restrained inflation and weak economic growth led the U.S. Federal Reserve (the “Fed”) to stop raising interest rates, which led to broad-based optimism that stimulative monetary policy could help forestall a recession.

After the dust settled, the U.S. equity and bond markets posted mixed returns while weathering significant volatility. Less volatile U.S. large cap equities and U.S. bonds advanced, while equities at the high end of the risk spectrum — emerging markets, international developed, and U.S. small cap — posted relatively flat returns.

Fixed-income securities delivered modest positive returns with relatively low volatility. Short-term U.S. Treasury yields rose, while longer-term yields declined. This led to positive returns for U.S. Treasuries and a substantial flattening of the yield curve. Investment grade and high yield corporate bonds also posted positive returns, as the credit fundamentals in corporate markets remained relatively solid.

In the U.S. equity market, volatility spiked in late 2018, as a wide range of risks were brought to bear on markets, ranging from rising interest rates and slowing global growth to heightened trade tensions and political turmoil. These risks manifested in a broad-based sell-off in December, leading to the worst December performance on record since 1931.

Volatility also rose in emerging markets, as the rising U.S. dollar and higher interest rates in the U.S. disrupted economic growth abroad. U.S.-China trade relations and debt concerns adversely affected the Chinese stock market, particularly in mainland China, while Turkey and Argentina became embroiled in currency crises, largely due to hyperinflation in both countries. An economic slowdown in Europe led to modest performance for European equities.

As equity performance faltered and global economic growth slowed, the Fed shifted to a more patient perspective on the economy in January 2019. In its last four meetings, the Fed left interest rates unchanged and signaled a slower pace of rate hikes in response to the global economic slowdown. Similarly, the European Central Bank signaled a continuation of accommodative monetary policy, while China committed to looser credit conditions and an increase in fiscal spending.

The outpouring of global economic stimulus led to a sharp rally in risk assets throughout the world. Hopes continued to remain high thereafter, as the current economic expansion became the longest in U.S. history. Looking ahead, markets are pricing in three interest rate cuts by the Fed over the next year, as investors anticipate a steady shift toward more stimulative monetary policy.

We expect a slowing expansion with additional room to run, as opposed to an economic recession. However, escalating trade tensions and the resulting disruptions in global supply chains have become the greatest risk to the global expansion.

We believe U.S. and emerging market equities remain relatively attractive. Within U.S. equities, companies with high-quality earnings and strong balance sheets offer the most attractive risk/reward trade-off. For bonds, U.S. Treasuries are likely to help buffer against volatility in risk assets, while income from other types of bonds can continue to offer steady returns.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2019
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	18.54%	10.42%
U.S. small cap equities (Russell 2000® Index)	16.98	(3.31)
International equities (MSCI Europe, Australasia, Far East Index)	14.03	1.08
Emerging market equities (MSCI Emerging Markets Index)	10.58	1.21
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	1.24	2.31
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	7.45	10.38
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	6.11	7.87
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.94	6.39
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	9.94	7.48
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of June 30, 2019	BlackRock LifePath® Dynamic Funds

Portfolio Management Commentary

How did each Fund perform?

The BlackRock LifePath® Dynamic Funds with target dates of 2025, 2035, 2045 and 2055 (together, the “LifePath® Dynamic Funds”) invest in their respective LifePath® Dynamic Master Portfolio.

For the six-month period ended June 30, 2019, the LifePath® Dynamic Funds with target dates of 2025, 2035 and 2045 outperformed their respective custom benchmarks. For the LifePath® Dynamic Fund with a target date of 2055, Institutional and Class K Shares outperformed its custom benchmark, while Investor A, Investor C and Class R Shares underperformed. The returns for the LifePath® Dynamic Funds include Fund expenses. The custom benchmarks have no expenses associated with performance.

What factors influenced performance?

At an investment strategy level, tactical asset allocation was generally the largest positive contributor to active returns, followed by CoreAlpha Bond Master Portfolio (a domestic fixed income strategy), active real estate strategies and International Tilts Master Portfolio (an international developed markets equity strategy). Of the LifePath® Dynamic Funds’ tactical asset allocation views, overweight positions to both U.S. equities and far-dated U.S. bonds boosted returns, as stocks generally moved higher and interest rates declined over the period.

BlackRock Advantage Emerging Markets Fund and BlackRock Tactical Opportunities Fund (a global tactical asset allocation strategy) detracted from the LifePath® Dynamic Funds’ returns as they lagged their respective benchmarks. In terms of tactical asset allocation views, an underweight stance to U.S. 10-year bond futures weighed on the LifePath® Dynamic Funds’ returns over the period, as bond yields declined to near-record lows. Active currency positioning also modestly detracted from the LifePath® Dynamic Funds’ performance.

Describe recent portfolio activity.

Each LifePath® Dynamic Fund has its own time horizon, which affects its acceptable level of risk and, in turn, the strategic allocation of its holdings across asset classes. On a quarterly basis, the strategic allocation of each LifePath® Dynamic Fund is systematically adjusted to reflect the shareholders’ remaining investment time horizon.

The LifePath® Dynamic Funds entered the period with tactical overweight positions to U.S. and Japanese equities as expressions of the investment adviser’s macro theme of Global Reflation. As markets rebounded strongly from their December 2018 lows, holdings in some of the domestic exposure and all of the Japanese exposure were reduced. Concurrently, the investment adviser introduced an overweight position to far-dated U.S. bonds (via 30-year bond futures) as part of a new theme entitled U.S. Macro Moderation. This exposure was maintained through the balance of the period, and is based on the investment adviser’s belief that over the medium to long term the U.S. economy is in a state of relative moderation, with limited risk of overheating or falling into deep recession. Over shorter time horizons, however, the investment adviser positioned the LifePath® Dynamic Funds with tactical underweights to duration (sensitivity to interest rate changes) and the associated interest rate risk. This positioning reflected the view that despite the notable slowing in global activity data and a dovish shift in global central bank policies, price levels for U.S. bonds had risen to levels inconsistent with fundamentals. This view is broadly described by the LifePath® Dynamic Funds’ Global Reflation macro theme. Specific expressions of the theme include an underweight to U.S. 10-year bond futures and U.S. 30-year bond futures and an overweight to U.S. equities. The LifePath® Dynamic Funds also entered the period with an overweight to the euro against the U.S. dollar. As the period progressed, the size of the euro overweight was increased, and corresponding underweight positions were added in the Canadian dollar and Japanese yen. The positioning was motivated by a view that nascent reflationary forces are present in the more stable components of the European Consumer Price Index basket despite discouraging economic statistics. Meanwhile, Eurozone growth momentum appears to have dipped, while financial conditions have eased, leaving the potential for a reacceleration in economic activity in the second half of 2019. The LifePath® Dynamic Funds also closed out an overweight position to the Australian dollar toward the end of the period. With an escalation in global trade tensions weighing on the export-oriented Australian economy, expectations of an interest rate cut from the Reserve Bank of Australia increased, leaving the expression with limited upside potential.

Describe portfolio positioning at period end.

At period end, each of the LifePath® Dynamic Funds was invested according to its respective strategic allocation benchmark within tolerance limits.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of June 30, 2019 (continued)	BlackRock LifePath® Dynamic Funds

Glide Path Evolution

Under normal circumstances, the asset allocation of each LifePath® Dynamic Fund will change over time according to a “glide path” as each LifePath® Dynamic Fund approaches its respective target date. The glide path represents the shifting of asset classes over time. Each LifePath® Dynamic Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of each LifePath® Dynamic Fund, which may be a primary source of income after retirement. As each LifePath® Dynamic Fund approaches its target date, its asset allocation will shift so that it invests a greater percentage of its assets in fixed-income funds. The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of each LifePath® Dynamic Fund, and determine whether any changes are required to enable each LifePath® Dynamic Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BlackRock Fund Advisors (“BFA” or the “Manager”) may adjust the allocation to equity and fixed-income in each LifePath® Dynamic Fund, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of each LifePath® Dynamic Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath® Dynamic Fund or achieve its investment objective.

FUND SUMMARY	5

Fund Summary as of June 30, 2019	BlackRock LifePath® Dynamic 2025 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2025 Fund (“LifePath® Dynamic 2025 Fund” or the “LifePath® Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath® Dynamic 2025 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath® Dynamic Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	Bloomberg Commodity Index (a)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
07/01/10 to 06/30/11	28.9%	4.5%	N/A	4.9%	18.8%	N/A	N/A	5.9%	34.4%	2.6%
07/01/11 to 06/30/12	30.8	4.8	N/A	4.8	18.7	34.3%	3.1%	0.5	2.8	0.2
07/01/12 to 06/30/13	32.9	5.1	2.9%	4.5	17.4	34.0	3.2	N/A	N/A	N/A
07/01/13 to 06/30/14	34.6	5.4	3.8	4.3	16.9	31.6	3.4	N/A	N/A	N/A
07/01/14 to 06/30/15	32.5	5.1	3.8	4.9	18.1	32.5	3.0	N/A	N/A	N/A
07/01/15 to 06/30/16	31.7	5.1	3.8	5.2	18.6	32.3	2.9	N/A	N/A	N/A
07/01/16 to 06/30/17	33.1	5.4	3.8	5.1	18.4	31.2	3.0	N/A	N/A	N/A
07/01/17 to 06/30/18	35.9	5.8	N/A	4.7	19.5	30.9	3.2	N/A	N/A	N/A
07/01/18 to 06/30/19	37.4	6.7	N/A	3.1	19.6	30.2	3.0	N/A	N/A	N/A

(a)	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 10 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2019

		Average Annual Total Returns (a)(b)(c)
		1 Year		5 Years		Since Inception (d)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	13.09%	7.11%	N/A	5.43%	N/A	8.17%	N/A
Investor A	12.90	6.82	1.21%	5.17	4.04%	7.90	7.26%
Investor C	12.57	6.05	5.06	4.36	4.36	7.08	7.08
Class K	13.23	7.39	N/A	5.70	N/A	8.41	N/A
Class R	12.88	6.72	N/A	4.96	N/A	7.66	N/A
LifePath® Dynamic 2025 Fund Custom Benchmark	12.19	6.89	N/A	5.07	N/A	8.08	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	6.11	7.87	N/A	2.95	N/A	3.29	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	6.15	4.84	N/A	1.76	N/A	3.00	N/A
FTSE EPRA Nareit Developed Index	14.51	7.68	N/A	4.85	N/A	9.15	N/A
MSCI ACWI ex USA IMI Index	13.33	0.26	N/A	2.25	N/A	6.26	N/A
Russell 1000® Index	18.84	10.02	N/A	10.45	N/A	14.71	N/A
Russell 2000® Index	16.98	(3.31)	N/A	7.06	N/A	12.59	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 10 for a detailed description of share classes, including any related sales charges and fees.

(b)

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2025 Fund Custom Benchmark”), comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

(c)

Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glidepath, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown between December 14, 2015 and November 7, 2016 is based on the prior investment strategy. Effective December 14, 2015, the Fund changed its investment strategy to (i) incorporate a dynamic glidepath and (ii) invest directly in securities and derivatives, as well as in underlying funds. Performance for the periods shown prior to December 14, 2015 is based on the prior investment strategy. Effective November 28, 2014, the Fund changed its glide path and target asset allocation to target higher levels of equity exposure for the Fund throughout the glide path. Performance for the periods shown prior to November 28, 2014 is based on the prior glide path and target asset allocation.

(d)	The LifePath® Dynamic Fund commenced operations on June 30, 2010.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

6	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of June 30, 2019	BlackRock LifePath® Dynamic 2035 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2035 Fund (“LifePath® Dynamic 2035 Fund” or the “LifePath® Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath® Dynamic 2035 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath® Dynamic Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	Bloomberg Commodity Index (a)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
07/01/10 to 06/30/11	17.0%	2.2%	N/A	6.9%	22.7%	N/A	N/A	6.4%	42.0%	2.8%
07/01/11 to 06/30/12	18.9	2.5	N/A	7.1	22.6	42.1%	2.7%	0.5	3.4	0.2
07/01/12 to 06/30/13	21.3	2.8	2.9%	7.0	21.5	41.9	2.6	N/A	N/A	N/A
07/01/13 to 06/30/14	23.0	3.0	3.9	7.0	21.3	39.2	2.6	N/A	N/A	N/A
07/01/14 to 06/30/15	17.2	2.3	3.9	8.7	23.8	41.8	2.3	N/A	N/A	N/A
07/01/15 to 06/30/16	14.0	2.0	3.9	9.8	25.2	42.7	2.1	N/A	N/A	N/A
07/01/16 to 06/30/17	15.4	2.3	4.0	10.1	24.9	41.3	2.0	N/A	N/A	N/A
07/01/17 to 06/30/18	17.9	2.6	N/A	10.4	25.7	41.5	1.9	N/A	N/A	N/A
07/01/18 to 06/30/19	17.2	4.0	N/A	5.5	29.2	41.5	2.6	N/A	N/A	N/A

(a)	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 10 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2019

		Average Annual Total Returns (a)(b)(c)
		1 Year		5 Years		Since Inception (d)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	15.23%	6.79%	N/A	6.26%	N/A	9.39%	N/A
Investor A	15.17	6.55	0.95%	6.01	4.87%	9.13	8.48%
Investor C	14.67	5.65	4.68	5.16	5.16	8.28	8.28
Class K	15.38	6.99	N/A	6.49	N/A	9.77	N/A
Class R	15.00	6.28	N/A	5.76	N/A	8.87	N/A
LifePath® Dynamic 2035 Fund Custom Benchmark	14.35	6.79	N/A	5.86	N/A	9.29	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	6.11	7.87	N/A	2.95	N/A	3.29	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	6.15	4.84	N/A	1.76	N/A	3.00	N/A
FTSE EPRA Nareit Developed Index	14.51	7.68	N/A	4.85	N/A	9.15	N/A
MSCI ACWI ex USA IMI Index	13.33	0.26	N/A	2.25	N/A	6.26	N/A
Russell 1000® Index	18.84	10.02	N/A	10.45	N/A	14.71	N/A
Russell 2000® Index	16.98	(3.31)	N/A	7.06	N/A	12.59	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 10 for a detailed description of share classes, including any related sales charges and fees.

(b)

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2035 Fund Custom Benchmark”), comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

(c)

Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glidepath, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown between December 14, 2015 and November 7, 2016 is based on the prior investment strategy. Effective December 14, 2015, the Fund changed its investment strategy to (i) incorporate a dynamic glidepath and (ii) invest directly in securities and derivatives, as well as in underlying funds. Performance for the periods shown prior to December 14, 2015 is based on the prior investment strategy. Effective November 28, 2014, the Fund changed its glide path and target asset allocation to target higher levels of equity exposure for the Fund throughout the glide path. Performance for the periods shown prior to November 28, 2014 is based on the prior glide path and target asset allocation.

(d)	The LifePath® Dynamic Fund commenced operations on June 30, 2010.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	7

Fund Summary as of June 30, 2019	BlackRock LifePath® Dynamic 2045 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2045 Fund (“LifePath® Dynamic 2045 Fund” or the “LifePath® Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath® Dynamic 2045 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath® Dynamic Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	Bloomberg Commodity Index (a)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
07/01/10 to 06/30/11	7.3%	N/A	N/A	8.5%	26.0%	N/A	N/A	6.8%	48.4%	3.0%
07/01/11 to 06/30/12	9.5	N/A	N/A	9.1	25.8	48.6%	2.3%	0.6	3.9	0.2
07/01/12 to 06/30/13	12.4	N/A	3.0%	9.1	24.9	48.5	2.1	N/A	N/A	N/A
07/01/13 to 06/30/14	14.5	N/A	3.9	9.3	24.9	45.4	2.0	N/A	N/A	N/A
07/01/14 to 06/30/15	7.2	N/A	4.1	11.6	27.7	47.3	2.1	N/A	N/A	N/A
07/01/15 to 06/30/16	2.0	0.2%	4.2	13.5	29.7	48.3	1.8	N/A	N/A	N/A
07/01/16 to 06/30/17	2.6	0.3	4.3	14.1	29.9	47.3	1.6	N/A	N/A	N/A
07/01/17 to 06/30/18	3.8	0.4	N/A	15.1	30.7	48.8	1.2	N/A	N/A	N/A
07/01/18 to 06/30/19	3.2	1.0	N/A	7.4	36.6	49.5	2.3	N/A	N/A	N/A

(a)	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 10 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2019

		Average Annual Total Returns (a)(b)(c)
		1 Year		5 Years		Since Inception (d)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	16.77%	6.28%	N/A	6.65%	N/A	10.30%	N/A
Investor A	16.60	6.01	0.45%	6.38	5.23%	10.04	9.38%
Investor C	16.14	5.16	4.18	5.55	5.55	9.18	9.18
Class K	16.86	6.49	N/A	6.87	N/A	10.62	N/A
Class R	16.51	5.81	N/A	6.15	N/A	9.78	N/A
LifePath® Dynamic 2045 Fund Custom Benchmark	16.01	6.57	N/A	6.37	N/A	10.21	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	6.11	7.87	N/A	2.95	N/A	3.29	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	6.15	4.84	N/A	1.76	N/A	3.00	N/A
FTSE EPRA Nareit Developed Index	14.51	7.68	N/A	4.85	N/A	9.15	N/A
MSCI ACWI ex USA IMI Index	13.33	0.26	N/A	2.25	N/A	6.26	N/A
Russell 1000® Index	18.84	10.02	N/A	10.45	N/A	14.71	N/A
Russell 2000® Index	16.98	(3.31)	N/A	7.06	N/A	12.59	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 10 for a detailed description of share classes, including any related sales charges and fees.

(b)

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2045 Fund Custom Benchmark”), comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

(c)

Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glidepath, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown between December 14, 2015 and November 7, 2016 is based on the prior investment strategy. Effective December 14, 2015, the Fund changed its investment strategy to (i) incorporate a dynamic glidepath and (ii) invest directly in securities and derivatives, as well as in underlying funds. Performance for the periods shown prior to December 14, 2015 is based on the prior investment strategy. Effective November 28, 2014, the Fund changed its glide path and target asset allocation to target higher levels of equity exposure for the Fund throughout the glide path. Performance for the periods shown prior to November 28, 2014 is based on the prior glide path and target asset allocation.

(d)	The LifePath® Dynamic Fund commenced operations on June 30, 2010.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

8	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of June 30, 2019	BlackRock LifePath® Dynamic 2055 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2055 Fund (“LifePath® Dynamic 2055 Fund” or the “LifePath® Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath® Dynamic 2055 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath® Dynamic Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	Bloomberg Commodity Index (a)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
07/01/10 to 06/30/11	1.0%	N/A	N/A	9.2%	28.4%	N/A	N/A	8.3%	49.5%	3.6%
07/01/11 to 06/30/12	1.0	N/A	N/A	10.6	29.0	50.1%	4.2%	0.7	4.1	0.3
07/01/12 to 06/30/13	2.0	N/A	3.1%	11.3	27.9	53.8	1.9	N/A	N/A	N/A
07/01/13 to 06/30/14	4.1	N/A	4.0	11.8	28.1	50.3	1.7	N/A	N/A	N/A
07/01/14 to 06/30/15	2.6	N/A	4.1	12.8	29.2	49.3	2.0	N/A	N/A	N/A
07/01/15 to 06/30/16	1.0	N/A	4.2	13.8	30.2	48.7	1.9	N/A	N/A	N/A
07/01/16 to 06/30/17	1.0	N/A	4.4	14.6	30.5	47.9	1.6	N/A	N/A	N/A
07/01/17 to 06/30/18	1.0	N/A	N/A	16.2	31.9	49.8	1.1	N/A	N/A	N/A
07/01/18 to 06/30/19	0.9	0.1%	N/A	7.6	38.2	50.8	2.4	N/A	N/A	N/A

(a)	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 10 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2019

		Average Annual Total Returns (a)(b)(c)
		1 Year		5 Years		Since Inception (d)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	16.49%	5.83%	N/A	6.55%	N/A	10.62%	N/A
Investor A	16.27	5.59	0.04%	6.29	5.15%	10.33	9.67%
Investor C	15.86	4.73	3.76	5.45	5.45	9.49	9.49
Class K	16.52	6.02	N/A	6.80	N/A	10.96	N/A
Class R	16.17	5.36	N/A	6.05	N/A	10.07	N/A
LifePath® Dynamic 2055 Fund Custom Benchmark	16.35	6.50	N/A	6.42	N/A	10.67	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	6.11	7.87	N/A	2.95	N/A	3.29	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	6.15	4.84	N/A	1.76	N/A	3.00	N/A
FTSE EPRA Nareit Developed Index	14.51	7.68	N/A	4.85	N/A	9.15	N/A
MSCI ACWI ex USA IMI Index	13.33	0.26	N/A	2.25	N/A	6.26	N/A
Russell 1000® Index	18.84	10.02	N/A	10.45	N/A	14.71	N/A
Russell 2000® Index	16.98	(3.31)	N/A	7.06	N/A	12.59	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 10 for a detailed description of share classes, including any related sales charges and fees.

(b)

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2055 Fund Custom Benchmark”), comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

(c)

Effective November 7, 2016, the Fund changed its investment strategy to (i) incorporate a Global Tactical Asset Allocation into its glidepath, (ii) increase the flexibility of its equity allocations and (iii) diversify its fixed-income strategies. Performance for the periods shown between December 14, 2015 and November 7, 2016 is based on the prior investment strategy. Effective December 14, 2015, the Fund changed its investment strategy to (i) incorporate a dynamic glidepath and (ii) invest directly in securities and derivatives, as well as in underlying funds. Performance for the periods shown prior to December 14, 2015 is based on the prior investment strategy. Effective November 28, 2014, the Fund changed its glide path and target asset allocation to target higher levels of equity exposure for the Fund throughout the glide path. Performance for the periods shown prior to November 28, 2014 is based on the prior glide path and target asset allocation.

(d)	The LifePath® Dynamic Fund commenced operations on June 30, 2010.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	9

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. Effective November 8, 2018, the LifePath Dynamic Funds adopted an automatic conversion feature whereby Investor C Shares held for approximately ten years will be automatically converted into Investor A Shares.

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on LifePath® Dynamic Fund distributions or the redemption of LifePath® Dynamic Fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (“BAL” or the “Administrator”), each LifePath® Dynamic Fund’s administrator, has contractually agreed to waive and/or reimburse a portion of each LifePath® Dynamic Fund’s expenses. Without such waiver and/or reimbursement, each LifePath® Dynamic Fund’s performance would have been lower. The Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

The LifePath® Dynamic Funds’ custom benchmarks are hypothetical representations of the performance of the respective LifePath® Dynamic Fund’s asset classes according to their weightings as of the most recent quarter-end. The weightings of the various indexes that are included in the LifePath® Dynamic Funds’ custom benchmarks are adjusted quarterly to reflect the LifePath® Dynamic Funds’ changing asset allocations over time. As of June 30, 2019, the following indexes are used to calculate the LifePath® Dynamic Funds’ custom benchmarks: Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, as applicable.

The Bloomberg Barclays U.S. Aggregate Bond Index is a widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity. The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) is an unmanaged index that measures the performance of the inflation-protected public obligations of the U.S. Treasury. The FTSE EPRA Nareit Developed Index is a global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe and Asia. The MSCI ACWI ex USA IMI Index is a free float-adjusted market capitalization weighted index that measures the equity market performance of the developed (excluding the U.S.) and emerging investable market universe. The Russell 1000® Index is an index that measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The Russell 1000® Index represents approximately 92% of the total market capitalization of the Russell 3000® Index. The Russell 2000® Index is an unmanaged index that is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

10	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Expenses

Shareholders of each LifePath® Dynamic Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on January 1, 2019 and held through June 30, 2019) are intended to assist shareholders both in calculating expenses based on an investment in each LifePath® Dynamic Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their LifePath® Dynamic Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a LifePath® Dynamic Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a LifePath® Dynamic Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical (b)
	Beginning Account Value (01/01/19)	Ending Account Value (06/30/19)	Expenses Paid During the Period (a)	Beginning Account Value (01/01/19)	Ending Account Value (06/30/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
LifePath® Dynamic 2025 Fund
Institutional	$1,000.00	$1,130.90	$2.96	$1,000.00	$1,022.02	$2.81	0.56%
Investor A	1,000.00	1,129.00	4.28	1,000.00	1,020.78	4.06	0.81
Investor C	1,000.00	1,125.70	8.49	1,000.00	1,016.81	8.05	1.61
Class K	1,000.00	1,132.30	1.90	1,000.00	1,023.01	1.81	0.36
Class R	1,000.00	1,128.80	5.33	1,000.00	1,019.79	5.06	1.01
LifePath® Dynamic 2035 Fund
Institutional	$1,000.00	$1,152.30	$2.99	$1,000.00	$1,022.02	$2.81	0.56%
Investor A	1,000.00	1,151.70	4.32	1,000.00	1,020.78	4.06	0.81
Investor C	1,000.00	1,146.70	8.57	1,000.00	1,016.81	8.05	1.61
Class K	1,000.00	1,153.80	1.92	1,000.00	1,023.01	1.81	0.36
Class R	1,000.00	1,150.00	5.38	1,000.00	1,019.79	5.06	1.01
LifePath® Dynamic 2045 Fund
Institutional	$1,000.00	$1,167.70	$3.06	$1,000.00	$1,021.97	$2.86	0.57%
Investor A	1,000.00	1,166.00	4.40	1,000.00	1,020.73	4.11	0.82
Investor C	1,000.00	1,161.40	8.68	1,000.00	1,016.76	8.10	1.62
Class K	1,000.00	1,168.60	1.99	1,000.00	1,022.96	1.86	0.37
Class R	1,000.00	1,165.10	5.48	1,000.00	1,019.74	5.11	1.02
LifePath® Dynamic 2055 Fund
Institutional	$1,000.00	$1,164.90	$3.01	$1,000.00	$1,022.02	$2.81	0.56%
Investor A	1,000.00	1,162.70	4.34	1,000.00	1,020.78	4.06	0.81
Investor C	1,000.00	1,158.60	8.62	1,000.00	1,016.81	8.05	1.61
Class K	1,000.00	1,165.20	1.93	1,000.00	1,023.01	1.81	0.36
Class R	1,000.00	1,161.70	5.41	1,000.00	1,019.79	5.06	1.01

(a)

Expenses for each LifePath® Dynamic Fund are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because each LifePath® Dynamic Fund invests all of its assets in a LifePath® Dynamic Master Portfolio, the expense examples reflect the net expenses of both the LifePath® Dynamic Fund and the LifePath® Dynamic Master Portfolio in which it invests.

(b)	Hypothetical 5% return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

DISCLOSURE OF EXPENSES	11

Derivative Financial Instruments

The LifePath® Dynamic Master Portfolios may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The LifePath® Dynamic Master Portfolios’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a LifePath® Dynamic Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The LifePath® Dynamic Master Portfolios’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

12	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited)

June 30, 2019

	BlackRock LifePath Dynamic 2025 Fund	BlackRock LifePath Dynamic 2035 Fund	BlackRock LifePath Dynamic 2045 Fund	BlackRock LifePath Dynamic 2055 Fund

ASSETS
Investments at value — from the applicable LifePath Dynamic Master Portfolio	$58,596,171	$54,027,071	$36,985,939	$22,777,367
Receivables:
Capital shares sold	505,992	63,907	112,572	56,612
Withdrawals from the Administrator/Manager	234,457	611,135	—	19,899

Total assets	59,336,620	54,702,113	37,098,511	22,853,878

LIABILITIES
Payables:
Administration fees	12,158	12,250	—	4,797
Capital shares redeemed	740,449	675,042	11,690	76,511
Contributions to the LifePath Dynamic Master Portfolio	—	—	100,882	—
Income dividend distributions	32,695	28,696	23,843	14,388
Professional fees	5,432	5,435	13,486	5,426
Service and distribution fees	10,032	10,605	6,784	4,157

Total liabilities	800,766	732,028	156,685	105,279

NET ASSETS	$58,535,854	$53,970,085	$36,941,826	$22,748,599

NET ASSETS CONSIST OF
Paid-in capital	$53,822,303	$49,153,765	$33,291,374	$20,825,194
Accumulated earnings allocated from the applicable LifePath Dynamic Master Portfolio	4,713,551	4,816,320	3,650,452	1,923,405

NET ASSETS	$58,535,854	$53,970,085	$36,941,826	$22,748,599

NET ASSET VALUE

Institutional
Net assets	$2,833,975	$3,293,174	$3,941,843	$2,753,954

Shares outstanding(a)	213,856	235,845	266,755	180,524

Net asset value	$13.25	$13.96	$14.78	$15.26

Investor A
Net assets	$28,165,702	$31,697,702	$20,630,853	$14,363,575

Shares outstanding(a)	2,145,995	2,280,771	1,399,459	946,274

Net asset value	$13.12	$13.90	$14.74	$15.18

Investor C
Net assets	$2,745,904	$3,181,804	$1,692,894	$1,026,407

Shares outstanding(a)	210,465	231,491	116,620	68,619

Net asset value	$13.05	$13.74	$14.52	$14.96

Class K
Net assets	$18,153,076	$9,760,522	$6,351,081	$2,493,191

Shares outstanding(a)	1,383,868	690,145	425,337	161,347

Net asset value	$13.12	$14.14	$14.93	$15.45

Class R
Net assets	$6,637,197	$6,036,883	$4,325,155	$2,111,472

Shares outstanding(a)	506,815	434,806	294,323	139,463

Net asset value	$13.10	$13.88	$14.70	$15.14

(a) Unlimited number of shares authorized, no par value

See notes to financial statements.

FINANCIAL STATEMENTS	13

Statements of Operations  (unaudited)

Six Months Ended June 30, 2019

	BlackRock LifePath Dynamic 2025 Fund	BlackRock LifePath Dynamic 2035 Fund	BlackRock LifePath Dynamic 2045 Fund	BlackRock LifePath Dynamic 2055 Fund

INVESTMENT INCOME
Net investment income allocated from the applicable LifePath Dynamic Master Portfolio:
Dividends — affiliated	$335,745	$373,941	$310,982	$190,066
Dividends — unaffiliated	44,602	85,744	83,200	49,979
Interest — affiliated	339,861	160,948	45,021	15,986
Securities lending income — affiliated — net	1,769	2,422	1,477	937
Foreign taxes withheld	(2,503)	(4,982)	(4,889)	(2,925)
Expenses	(170,835)	(161,334)	(119,669)	(73,703)
Fees waived	115,677	110,890	83,142	53,540

Total investment income	664,316	567,629	399,264	233,880

FUND EXPENSES
Administration — class specific	75,795	75,459	52,925	32,200
Service and distribution — class specific	59,205	60,638	40,137	23,815
Professional	5,422	5,422	5,420	5,422
Miscellaneous	400	400	171	57

Total expenses	140,822	141,919	98,653	61,494
Less fees waived and/or reimbursed by the Administrator/Manager	(5,422)	(5,422)	(5,420)	(5,422)

Total expenses after fees waived and/or reimbursed	135,400	136,497	93,233	56,072

Net investment income	528,916	431,132	306,031	177,808

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE APPLICABLE LIFEPATH DYNAMIC MASTER PORTFOLIO
Net realized gain from investments, futures contracts, forward foreign currency contracts and foreign currency contracts	1,613,890	1,783,685	1,364,334	651,676
Net change in unrealized appreciation (depreciation) on investments, futures contracts, forward foreign currency contracts and foreign currency contracts	4,117,537	4,445,634	3,394,047	1,995,686

Net realized and unrealized gain	5,731,427	6,229,319	4,758,381	2,647,362

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,260,343	$6,660,451	$5,064,412	$2,825,170

See notes to financial statements.

14	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	BlackRock LifePath Dynamic 2025 Fund		BlackRock LifePath Dynamic 2035 Fund
	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$528,916	$1,239,429	$431,132	$976,179
Net realized gain	1,613,890	1,648,991	1,783,685	2,055,236
Net change in unrealized appreciation (depreciation)	4,117,537	(5,135,830)	4,445,634	(6,158,085)

Net increase (decrease) in net assets resulting from operations	6,260,343	(2,247,410)	6,660,451	(3,126,670)

DISTRIBUTIONS(a)
Institutional	(18,479)	(558,096)	(24,062)	(461,901)
Investor A	(189,799)	(2,457,257)	(209,855)	(2,937,914)
Investor C	(8,608)	(205,437)	(9,918)	(249,689)
Class K	(157,283)	(863,497)	(82,120)	(696,327)
Class R	(42,051)	(435,198)	(34,873)	(319,829)

Decrease in net assets resulting from distributions to shareholders	(416,220)	(4,519,485)	(360,828)	(4,665,660)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	8,734,664	(14,612,544)	5,091,044	(4,777,641)

NET ASSETS
Total increase (decrease) in net assets	14,578,787	(21,379,439)	11,390,667	(12,569,971)
Beginning of period	43,957,067	65,336,506	42,579,418	55,149,389

End of period	$58,535,854	$43,957,067	$53,970,085	$42,579,418

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	15

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath Dynamic 2045 Fund		BlackRock LifePath Dynamic 2055 Fund
	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$306,031	$593,819	$177,808	$321,733
Net realized gain	1,364,334	1,228,479	651,676	528,522
Net change in unrealized appreciation (depreciation)	3,394,047	(4,585,218)	1,995,686	(2,494,402)

Net increase (decrease) in net assets resulting from operations	5,064,412	(2,762,920)	2,825,170	(1,644,147)

DISTRIBUTIONS(a)
Institutional	(28,654)	(460,490)	(17,810)	(253,416)
Investor A	(126,103)	(1,819,866)	(80,689)	(1,096,533)
Investor C	(5,066)	(146,766)	(2,989)	(75,457)
Class K	(50,467)	(464,820)	(18,306)	(183,243)
Class R	(24,097)	(314,270)	(12,050)	(80,950)

Decrease in net assets resulting from distributions to shareholders	(234,387)	(3,206,212)	(131,844)	(1,689,599)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	2,201,485	(339,644)	3,083,232	1,104,216

NET ASSETS
Total increase (decrease) in net assets	7,031,510	(6,308,776)	5,776,558	(2,229,530)
Beginning of period	29,910,316	36,219,092	16,972,041	19,201,571

End of period	$36,941,826	$29,910,316	$22,748,599	$16,972,041

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

16	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2025 Fund

	Institutional
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014

Net asset value, beginning of period	$11.81		$13.52		$12.66		$12.05		$12.80		$13.11

Net investment income(a)	0.14		0.25		0.22		0.21		0.19		0.21
Net realized and unrealized gain (loss)	1.40		(0.87)		1.71		0.61		(0.44)		0.48

Net increase (decrease) from investment operations	1.54		(0.62)		1.93		0.82		(0.25)		0.69

Distributions(b)
From net investment income	(0.10)		(0.24)		(0.21)		(0.21)		(0.21)		(0.21)
From net realized gain	—		(0.85)		(0.86)		(0.00	)(c)	(0.28)		(0.79)
From return of capital	—		—		—		—		(0.01)		—

Total distributions	(0.10)		(1.09)		(1.07)		(0.21)		(0.50)		(1.00)

Net asset value, end of period	$13.25		$11.81		$13.52		$12.66		$12.05		$12.80

Total Return(d)
Based on net asset value	13.09	%(e)	(4.66)%		15.45%		6.88%		(1.92)%		5.23%

Ratios to Average Net Assets(f)(g)
Total expenses	0.58	%(h)	0.57%		0.56%		0.58%		0.74%		0.75%

Total expenses after fees waived and/or reimbursed	0.56	%(h)	0.55%		0.54%		0.57%		0.71%		0.73%

Net investment income	2.21	%(h)	1.87%		1.66%		1.74%		1.51%		1.53%

Supplemental Data
Net assets, end of period (000)	$2,834		$1,519		$19,134		$26,146		$27,821		$23,625

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	13	%(i)	38	%(i)	32	%(i)	54	%(i)	51	%(j)	50	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.44%	0.41%	0.41%	0.40%	0.40%	0.40%
Investments in underlying funds	0.10%	0.10%	0.14%	0.11%	0.13%	0.13%

(h)	Annualized.
(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

(j)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

(k)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	17

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2025 Fund (continued)

	Investor A
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014

Net asset value, beginning of period	$11.70		$13.50		$12.64		$12.04		$12.78		$13.10

Net investment income(a)	0.12		0.26		0.20		0.18		0.16		0.17
Net realized and unrealized gain (loss)	1.39		(0.91)		1.70		0.60		(0.43)		0.48

Net increase (decrease) from investment operations	1.51		(0.65)		1.90		0.78		(0.27)		0.65

Distributions(b)
From net investment income	(0.09)		(0.30)		(0.18)		(0.18)		(0.18)		(0.18)
From net realized gain	—		(0.85)		(0.86)		(0.00	)(c)	(0.28)		(0.79)
From return of capital	—		—		—		—		(0.01)		—

Total distributions	(0.09)		(1.15)		(1.04)		(0.18)		(0.47)		(0.97)

Net asset value, end of period	$13.12		$11.70		$13.50		$12.64		$12.04		$12.78

Total Return(d)
Based on net asset value	12.90	%(e)	(4.87)%		15.21%		6.54%		(2.17)%		4.95%

Ratios to Average Net Assets(f)(g)
Total expenses	0.83	%(h)	0.83%		0.81%		0.83%		0.99%		1.00%

Total expenses after fees waived and/or reimbursed	0.81	%(h)	0.81%		0.79%		0.82%		0.96%		0.98%

Net investment income	1.89	%(h)	1.94%		1.45%		1.50%		1.26%		1.31%

Supplemental Data
Net assets, end of period (000)	$28,166		$25,940		$31,393		$28,135		$30,373		$35,324

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	13	%(i)	38	%(i)	32	%(i)	54	%(i)	51	%(j)	50	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.44%	0.41%	0.41%	0.40%	0.40%	0.40%
Investments in underlying funds	0.10%	0.10%	0.14%	0.11%	0.13%	0.13%

(h)	Annualized.
(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

(j)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

(k)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

18	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2025 Fund (continued)

	Investor C
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014

Net asset value, beginning of period	$11.63		$13.44		$12.58		$11.99		$12.72		$13.06

Net investment income(a)	0.07		0.16		0.09		0.08		0.06		0.07
Net realized and unrealized gain (loss)	1.39		(0.92)		1.70		0.59		(0.42)		0.47

Net increase (decrease) from investment operations	1.46		(0.76)		1.79		0.67		(0.36)		0.54

Distributions(b)
From net investment income	(0.04)		(0.20)		(0.07)		(0.08)		(0.09)		(0.09)
From net realized gain	—		(0.85)		(0.86)		(0.00	)(c)	(0.27)		(0.79)
From return of capital	—		—		—		—		(0.01)		—

Total distributions	(0.04)		(1.05)		(0.93)		(0.08)		(0.37)		(0.88)

Net asset value, end of period	$13.05		$11.63		$13.44		$12.58		$11.99		$12.72

Total Return(d)
Based on net asset value	12.57	%(e)	(5.70)%		14.39%		5.61%		(2.86)%		4.08%

Ratios to Average Net Assets(f)(g)
Total expenses	1.63	%(h)	1.63%		1.61%		1.63%		1.75%		1.75%

Total expenses after fees waived and/or reimbursed	1.61	%(h)	1.61%		1.59%		1.62%		1.72%		1.73%

Net investment income	1.09	%(h)	1.17%		0.66%		0.69%		0.51%		0.56%

Supplemental Data
Net assets, end of period (000)	$2,746		$2,434		$2,583		$2,339		$2,900		$2,849

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	13	%(i)	38	%(i)	32	%(i)	54	%(i)	51	%(j)	50	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.44%	0.41%	0.41%	0.40%	0.40%	0.40%
Investments in underlying funds	0.10%	0.10%	0.14%	0.11%	0.13%	0.13%

(h)	Annualized.
(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

(j)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

(k)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	19

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2025 Fund (continued)

	Class K
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014

Net asset value, beginning of period	$11.69		$13.49		$12.63		$12.03		$12.78		$13.10

Net investment income(a)	0.15		0.33		0.27		0.25		0.25		0.26
Net realized and unrealized gain (loss)	1.39		(0.91)		1.69		0.59		(0.45)		0.46

Net increase (decrease) from investment operations	1.54		(0.58)		1.96		0.84		(0.20)		0.72

Distributions(b)
From net investment income	(0.11)		(0.37)		(0.24)		(0.24)		(0.26)		(0.25)
From net realized gain	—		(0.85)		(0.86)		(0.00	)(c)	(0.28)		(0.79)
From return of capital	—		—		—		—		(0.01)		—

Total distributions	(0.11)		(1.22)		(1.10)		(0.24)		(0.55)		(1.04)

Net asset value, end of period	$13.12		$11.69		$13.49		$12.63		$12.03		$12.78

Total Return(d)
Based on net asset value	13.23	%(e)	(4.43)%		15.75%		7.02%		(1.64)%		5.51%

Ratios to Average Net Assets(f)(g)
Total expenses	0.38	%(h)	0.38%		0.36%		0.38%		0.41%		0.40%

Total expenses after fees waived and/or reimbursed	0.36	%(h)	0.36%		0.34%		0.37%		0.38%		0.37%

Net investment income	2.37	%(h)	2.44%		2.01%		2.02%		2.00%		1.91%

Supplemental Data
Net assets, end of period (000)	$18,153		$9,062		$7,919		$2,902		$1,278		$317

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	13	%(i)	38	%(i)	32	%(i)	54	%(i)	51	%(j)	50	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.44%	0.41%	0.41%	0.40%	0.40%	0.40%
Investments in underlying funds	0.10%	0.10%	0.14%	0.11%	0.13%	0.13%

(h)	Annualized.
(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

(j)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

(k)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

20	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2025 Fund (continued)

	Class R
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014

Net asset value, beginning of period	$11.68		$13.49		$12.63		$12.04		$12.79		$13.11

Net investment income(a)	0.11		0.24		0.17		0.16		0.13		0.14
Net realized and unrealized gain (loss)	1.39		(0.92)		1.71		0.59		(0.43)		0.48

Net increase (decrease) from investment operations	1.50		(0.68)		1.88		0.75		(0.30)		0.62

Distributions(b)
From net investment income	(0.08)		(0.28)		(0.16)		(0.16)		(0.17)		(0.15)
From net realized gain	—		(0.85)		(0.86)		(0.00	)(c)	(0.27)		(0.79)
From return of capital	—		—		—		—		(0.01)		—

Total distributions	(0.08)		(1.13)		(1.02)		(0.16)		(0.45)		(0.94)

Net asset value, end of period	$13.10		$11.68		$13.49		$12.63		$12.04		$12.79

Total Return(d)
Based on net asset value	12.88	%(e)	(5.10)%		15.02%		6.28%		(2.36)%		4.69%

Ratios to Average Net Assets(f)(g)
Total expenses	1.03	%(h)	1.03%		1.01%		1.03%		1.24%		1.26%

Total expenses after fees waived and/or reimbursed	1.01	%(h)	1.01%		0.99%		1.02%		1.21%		1.23%

Net investment income	1.71	%(h)	1.77%		1.27%		1.32%		1.06%		1.04%

Supplemental Data
Net assets, end of period (000)	$6,637		$5,003		$4,308		$2,967		$2,690		$1,682

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	13	%(i)	38	%(i)	32	%(i)	54	%(i)	51	%(j)	50	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.44%	0.41%	0.41%	0.40%	0.40%	0.40%
Investments in underlying funds	0.10%	0.10%	0.14%	0.11%	0.13%	0.13%

(h)	Annualized.
(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

(j)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

(k)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	21

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2035 Fund

	Institutional
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014

Net asset value, beginning of period	$12.21		$14.48		$13.28		$12.58		$13.43		$13.77

Net investment income(a)	0.13		0.25		0.22		0.23		0.21		0.22
Net realized and unrealized gain (loss)	1.73		(1.15)		2.34		0.72		(0.49)		0.54

Net increase (decrease) from investment operations	1.86		(0.90)		2.56		0.95		(0.28)		0.76

Distributions(b)
From net investment income	(0.11)		(0.27)		(0.26)		(0.25)		(0.22)		(0.22)
From net realized gain	—		(1.10)		(1.10)		—		(0.35)		(0.88)
From return of capital	—		—		—		—		(0.00	)(c)	—

Total distributions	(0.11)		(1.37)		(1.36)		(0.25)		(0.57)		(1.10)

Net asset value, end of period	$13.96		$12.21		$14.48		$13.28		$12.58		$13.43

Total Return(d)
Based on net asset value	15.23	%(e)	(6.42)%		19.51%		7.61%		(2.15)%		5.51%

Ratios to Average Net Assets(f)(g)
Total expenses	0.58	%(h)	0.57%		0.56%		0.57%		0.72%		0.74%

Total expenses after fees waived and/or reimbursed	0.56	%(h)	0.55%		0.53%		0.55%		0.68%		0.71%

Net investment income	2.02	%(h)	1.71%		1.54%		1.77%		1.54%		1.55%

Supplemental Data
Net assets, end of period (000)	$3,293		$2,231		$10,965		$19,650		$22,071		$22,004

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	15	%(i)	40	%(i)	35	%(i)	76	%(i)	44	%(j)	54	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.46%	0.43%	0.44%	0.41%	0.42%	0.43%
Investments in underlying funds	0.11%	0.12%	0.16%	0.13%	0.16%	0.15%

(h)	Annualized.
(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

(j)

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

(k)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

22	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2035 Fund (continued)

	Investor A
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014

Net asset value, beginning of period	$12.15		$14.46		$13.26		$12.56		$13.41		$13.77

Net investment income(a)	0.11		0.25		0.20		0.19		0.17		0.19
Net realized and unrealized gain (loss)	1.73		(1.19)		2.33		0.73		(0.48)		0.52

Net increase (decrease) from investment operations	1.84		(0.94)		2.53		0.92		(0.31)		0.71

Distributions(b)
From net investment income	(0.09)		(0.27)		(0.23)		(0.22)		(0.19)		(0.19)
From net realized gain	—		(1.10)		(1.10)		—		(0.35)		(0.88)
From return of capital	—		—		—		—		(0.00	)(c)	—

Total distributions	(0.09)		(1.37)		(1.33)		(0.22)		(0.54)		(1.07)

Net asset value, end of period	$13.90		$12.15		$14.46		$13.26		$12.56		$13.41

Total Return(d)
Based on net asset value	15.17	%(e)	(6.69)%		19.29%		7.37%		(2.40)%		5.17%

Ratios to Average Net Assets(f)(g)
Total expenses	0.83	%(h)	0.82%		0.81%		0.82%		0.97%		0.99%

Total expenses after fees waived and/or reimbursed	0.81	%(h)	0.80%		0.79%		0.80%		0.93%		0.96%

Net investment income	1.73	%(h)	1.75%		1.38%		1.52%		1.30%		1.33%

Supplemental Data
Net assets, end of period (000)	$31,698		$27,982		$32,083		$29,768		$30,359		$31,048

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	15	%(i)	40	%(i)	35	%(i)	76	%(i)	44	%(j)	54	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.46%	0.43%	0.44%	0.41%	0.43%	0.43%
Investments in underlying funds	0.11%	0.12%	0.16%	0.13%	0.16%	0.15%

(h)	Annualized.
(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

(j)

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

(k)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	23

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2035 Fund (continued)

	Investor C
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014

Net asset value, beginning of period	$12.02		$14.33		$13.15		$12.47		$13.32		$13.69

Net investment income(a)	0.06		0.14		0.08		0.09		0.07		0.08
Net realized and unrealized gain (loss)	1.70		(1.19)		2.32		0.71		(0.48)		0.53

Net increase (decrease) from investment operations	1.76		(1.05)		2.40		0.80		(0.41)		0.61

Distributions(b)
From net investment income	(0.04)		(0.16)		(0.12)		(0.12)		(0.09)		(0.10)
From net realized gain	—		(1.10)		(1.10)		—		(0.35)		(0.88)
From return of capital	—		—		—		—		(0.00	)(c)	—

Total distributions	(0.04)		(1.26)		(1.22)		(0.12)		(0.44)		(0.98)

Net asset value, end of period	$13.74		$12.02		$14.33		$13.15		$12.47		$13.32

Total Return(d)
Based on net asset value	14.67	%(e)	(7.47)%		18.41%		6.42%		(3.13)%		4.43%

Ratios to Average Net Assets(f)(g)
Total expenses	1.63	%(h)	1.62%		1.61%		1.62%		1.72%		1.74%

Total expenses after fees waived and/or reimbursed	1.61	%(h)	1.60%		1.59%		1.60%		1.69%		1.71%

Net investment income	0.94	%(h)	0.99%		0.60%		0.74%		0.55%		0.58%

Supplemental Data
Net assets, end of period (000)	$3,182		$2,609		$2,436		$2,112		$2,007		$1,816

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	15	%(i)	40	%(i)	35	%(i)	76	%(i)	44	%(j)	54	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.46%	0.43%	0.44%	0.41%	0.43%	0.43%
Investments in underlying funds	0.11%	0.12%	0.16%	0.13%	0.16%	0.15%

(h)	Annualized.
(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

(j)

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

(k)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

24	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2035 Fund (continued)

	Class K
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014

Net asset value, beginning of period	$12.36		$14.68		$13.45		$12.74		$13.60		$13.94

Net investment income(a)	0.15		0.33		0.28		0.27		0.30		0.23
Net realized and unrealized gain (loss)	1.75		(1.22)		2.34		0.72		(0.54)		0.57

Net increase (decrease) from investment operations	1.90		(0.89)		2.62		0.99		(0.24)		0.80

Distributions(b)
From net investment income	(0.12)		(0.33)		(0.29)		(0.28)		(0.27)		(0.26)
From net realized gain	—		(1.10)		(1.10)		—		(0.35)		(0.88)
From return of capital	—		—		—		—		(0.00	)(c)	—

Total distributions	(0.12)		(1.43)		(1.39)		(0.28)		(0.62)		(1.14)

Net asset value, end of period	$14.14		$12.36		$14.68		$13.45		$12.74		$13.60

Total Return(d)
Based on net asset value	15.38	%(e)	(6.23)%		19.76%		7.82%		(1.83)%		5.73%

Ratios to Average Net Assets(f)(g)
Total expenses	0.38	%(h)	0.37%		0.36%		0.36%		0.39%		0.38%

Total expenses after fees waived and/or reimbursed	0.36	%(h)	0.35%		0.33%		0.35%		0.35%		0.35%

Net investment income	2.19	%(h)	2.25%		1.92%		2.07%		2.30%		1.91%

Supplemental Data
Net assets, end of period (000)	$9,761		$6,627		$5,882		$2,702		$757		$138

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	15	%(i)	40	%(i)	35	%(i)	76	%(i)	44	%(j)	54	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.46%	0.43%	0.44%	0.41%	0.43%	0.43%
Investments in underlying funds	0.11%	0.12%	0.16%	0.13%	0.16%	0.15%

(h)	Annualized.
(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

(j)

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

(k)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	25

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2035 Fund (continued)

	Class R
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014

Net asset value, beginning of period	$12.15		$14.46		$13.26		$12.58		$13.44		$13.78

Net investment income(a)	0.11		0.22		0.17		0.18		0.14		0.14
Net realized and unrealized gain (loss)	1.71		(1.19)		2.33		0.71		(0.49)		0.54

Net increase (decrease) from investment operations	1.82		(0.97)		2.50		0.89		(0.35)		0.68

Distributions(b)
From net investment income	(0.09)		(0.24)		(0.20)		(0.21)		(0.16)		(0.14)
From net realized gain	—		(1.10)		(1.10)		—		(0.35)		(0.88)
From return of capital	—		—		—		—		(0.00	)(c)	—

Total distributions	(0.09)		(1.34)		(1.30)		(0.21)		(0.51)		(1.02)

Net asset value, end of period	$13.88		$12.15		$14.46		$13.26		$12.58		$13.44

Total Return(d)
Based on net asset value	15.00	%(e)	(6.87)%		19.08%		7.10%		(2.65)%		4.96%

Ratios to Average Net Assets(f)(g)
Total expenses	1.03	%(h)	1.02%		1.01%		1.02%		1.21%		1.24%

Total expenses after fees waived and/or reimbursed	1.01	%(h)	1.00%		0.99%		1.00%		1.18%		1.21%

Net investment income	1.61	%(h)	1.55%		1.19%		1.41%		1.09%		1.03%

Supplemental Data
Net assets, end of period (000)	$6,037		$3,131		$3,782		$3,078		$867		$579

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	15	%(i)	40	%(i)	35	%(i)	76	%(i)	44	%(j)	54	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.46%	0.43%	0.44%	0.41%	0.43%	0.43%
Investments in underlying funds	0.11%	0.12%	0.16%	0.13%	0.16%	0.15%

(h)	Annualized.
(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

(j)

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

(k)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

26	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2045 Fund

	Institutional
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014

Net asset value, beginning of period	$12.75		$15.41		$13.88		$13.10		$14.05		$14.39

Net investment income(a)	0.14		0.26		0.23		0.23		0.21		0.23
Net realized and unrealized gain (loss)	2.00		(1.47)		2.83		0.83		(0.54)		0.58

Net increase (decrease) from investment operations	2.14		(1.21)		3.06		1.06		(0.33)		0.81

Distributions(b)
From net investment income	(0.11)		(0.29)		(0.29)		(0.28)		(0.21)		(0.23)
From net realized gain	—		(1.16)		(1.24)		—		(0.41)		(0.92)

Total distributions	(0.11)		(1.45)		(1.53)		(0.28)		(0.62)		(1.15)

Net asset value, end of period	$14.78		$12.75		$15.41		$13.88		$13.10		$14.05

Total Return(c)
Based on net asset value	16.77	%(d)	(8.18)%		22.29%		8.14%		(2.37)%		5.66%

Ratios to Average Net Assets(e)(f)
Total expenses	0.60	%(g)	0.58%		0.56%		0.56%		0.71%		0.75%

Total expenses after fees waived and/or reimbursed	0.57	%(g)	0.55%		0.53%		0.53%		0.66%		0.69%

Net investment income	2.00	%(g)	1.68%		1.54%		1.76%		1.53%		1.57%

Supplemental Data
Net assets, end of period (000)	$3,942		$2,967		$8,267		$14,864		$15,105		$15,678

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	16	%(h)	47	%(h)	46	%(h)	75	%(h)	50	%(h)	54	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.49%	0.46%	0.47%	0.44%	0.48%	0.49%
Investments in underlying funds	0.11%	0.12%	0.17%	0.15%	0.18%	0.16%

(g)	Annualized.
(h)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2045 Fund (continued)

	Investor A
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014

Net asset value, beginning of period	$12.72		$15.40		$13.87		$13.09		$14.04		$14.39

Net investment income(a)	0.12		0.24		0.21		0.20		0.18		0.20
Net realized and unrealized gain (loss)	1.99		(1.50)		2.82		0.83		(0.54)		0.57

Net increase (decrease) from investment operations	2.11		(1.26)		3.03		1.03		(0.36)		0.77

Distributions(b)
From net investment income	(0.09)		(0.26)		(0.26)		(0.25)		(0.18)		(0.20)
From net realized gain	—		(1.16)		(1.24)		—		(0.41)		(0.92)

Total distributions	(0.09)		(1.42)		(1.50)		(0.25)		(0.59)		(1.12)

Net asset value, end of period	$14.74		$12.72		$15.40		$13.87		$13.09		$14.04

Total Return(c)
Based on net asset value	16.60	%(d)	(8.44)%		22.05%		7.90%		(2.61)%		5.37%

Ratios to Average Net Assets(e)(f)
Total expenses	0.85	%(g)	0.83%		0.82%		0.81%		0.96%		1.00%

Total expenses after fees waived and/or reimbursed	0.82	%(g)	0.80%		0.78%		0.78%		0.91%		0.94%

Net investment income	1.76	%(g)	1.56%		1.38%		1.52%		1.28%		1.35%

Supplemental Data
Net assets, end of period (000)	$20,631		$17,742		$20,152		$17,206		$16,744		$16,814

Portfolio turnover rate of the LifePath Dynamic Portfolio	16	%(h)	47	%(h)	46	%(h)	75	%(h)	50	%(h)	54	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.49%	0.46%	0.47%	0.44%	0.48%	0.49%
Investments in underlying funds	0.11%	0.12%	0.17%	0.15%	0.18%	0.16%

(g)	Annualized.
(h)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

28	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2045 Fund (continued)

	Investor C
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014

Net asset value, beginning of period	$12.54		$15.20		$13.71		$12.94		$13.90		$14.26

Net investment income(a)	0.07		0.12		0.08		0.09		0.07		0.09
Net realized and unrealized gain (loss)	1.95		(1.47)		2.79		0.82		(0.54)		0.57

Net increase (decrease) from investment operations	2.02		(1.35)		2.87		0.91		(0.47)		0.66

Distributions(b)
From net investment income	(0.04)		(0.15)		(0.14)		(0.14)		(0.08)		(0.10)
From net realized gain	—		(1.16)		(1.24)		—		(0.41)		(0.92)

Total distributions	(0.04)		(1.31)		(1.38)		(0.14)		(0.49)		(1.02)

Net asset value, end of period	$14.52		$12.54		$15.20		$13.71		$12.94		$13.90

Total Return(c)
Based on net asset value	16.14	%(d)	(9.13)%		21.10%		7.04%		(3.43)%		4.63%

Ratios to Average Net Assets(e)(f)
Total expenses	1.65	%(g)	1.63%		1.62%		1.61%		1.72%		1.75%

Total expenses after fees waived and/or reimbursed	1.62	%(g)	1.60%		1.58%		1.58%		1.67%		1.69%

Net investment income	0.96	%(g)	0.78%		0.56%		0.70%		0.53%		0.61%

Supplemental Data
Net assets, end of period (000)	$1,693		$1,535		$1,375		$1,247		$1,420		$1,549

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	16	%(h)	47	%(h)	46	%(h)	75	%(h)	50	%(h)	54	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.49%	0.46%	0.47%	0.44%	0.48%	0.49%
Investments in underlying funds	0.11%	0.12%	0.17%	0.15%	0.18%	0.16%

(g)	Annualized.
(h)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2045 Fund (continued)

	Class K
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014

Net asset value, beginning of period	$12.88		$15.57		$14.01		$13.22		$14.18		$14.50

Net investment income(a)	0.16		0.32		0.29		0.27		0.40		0.29
Net realized and unrealized gain (loss)	2.01		(1.52)		2.84		0.83		(0.68)		0.55

Net increase (decrease) from investment operations	2.17		(1.20)		3.13		1.10		(0.28)		0.84

Distributions(b)
From net investment income	(0.12)		(0.33)		(0.33)		(0.31)		(0.27)		(0.24)
From net realized gain	—		(1.16)		(1.24)		—		(0.41)		(0.92)

Total distributions	(0.12)		(1.49)		(1.57)		(0.31)		(0.68)		(1.16)

Net asset value, end of period	$14.93		$12.88		$15.57		$14.01		$13.22		$14.18

Total Return(c)
Based on net asset value	16.86	%(d)	(7.99)%		22.58%		8.38%		(2.04)%		5.80%

Ratios to Average Net Assets(e)(f)
Total expenses	0.40	%(g)	0.38%		0.37%		0.36%		0.40%		0.38%

Total expenses after fees waived and/or reimbursed	0.37	%(g)	0.35%		0.33%		0.33%		0.34%		0.33%

Net investment income	2.23	%(g)	2.04%		1.90%		2.02%		3.08%		1.92%

Supplemental Data
Net assets, end of period (000)	$6,351		$4,471		$3,385		$1,271		$524		$28

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	16	%(h)	47	%(h)	46	%(h)	75	%(h)	50	%(h)	54	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.49%	0.46%	0.47%	0.44%	0.49%	0.48%
Investments in underlying funds	0.11%	0.12%	0.17%	0.15%	0.18%	0.16%

(g)	Annualized.
(h)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

30	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2045 Fund (continued)

	Class R
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014

Net asset value, beginning of period	$12.69		$15.37		$13.85		$13.09		$14.04		$14.38

Net investment income(a)	0.11		0.21		0.19		0.19		0.15		0.15
Net realized and unrealized gain (loss)	1.99		(1.49)		2.80		0.80		(0.53)		0.58

Net increase (decrease) from investment operations	2.10		(1.28)		2.99		0.99		(0.38)		0.73

Distributions(b)
From net investment income	(0.09)		(0.24)		(0.23)		(0.23)		(0.16)		(0.15)
From net realized gain	—		(1.16)		(1.24)		—		(0.41)		(0.92)

Total distributions	(0.09)		(1.40)		(1.47)		(0.23)		(0.57)		(1.07)

Net asset value, end of period	$14.70		$12.69		$15.37		$13.85		$13.09		$14.04

Total Return(c)
Based on net asset value	16.51	%(d)	(8.63)%		21.81%		7.64%		(2.80)%		5.08%

Ratios to Average Net Assets(e)(f)
Total expenses	1.05	%(g)	1.03%		1.02%		1.01%		1.21%		1.25%

Total expenses after fees waived and/or reimbursed	1.02	%(g)	1.00%		0.98%		0.99%		1.15%		1.19%

Net investment income	1.57	%(g)	1.38%		1.24%		1.39%		1.09%		1.04%

Supplemental Data
Net assets, end of period (000)	$4,325		$3,196		$3,039		$1,780		$693		$520

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	16	%(h)	47	%(h)	46	%(h)	75	%(h)	50	%(h)	54	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.49%	0.46%	0.47%	0.44%	0.48%	0.49%
Investments in underlying funds	0.11%	0.12%	0.17%	0.15%	0.18%	0.16%

(g)	Annualized.
(h)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2055 Fund

	Institutional
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014

Net asset value, beginning of period	$13.19		$15.86		$14.28		$13.46		$14.33		$14.64

Net investment income(a)	0.15		0.26		0.24		0.24		0.22		0.23
Net realized and unrealized gain (loss)	2.02		(1.56)		2.93		0.86		(0.57)		0.63

Net increase (decrease) from investment operations	2.17		(1.30)		3.17		1.10		(0.35)		0.86

Distributions(b)
From net investment income	(0.10)		(0.29)		(0.29)		(0.28)		(0.21)		(0.23)
From net realized gain	—		(1.08)		(1.30)		—		(0.31)		(0.94)

Total distributions	(0.10)		(1.37)		(1.59)		(0.28)		(0.52)		(1.17)

Net asset value, end of period	$15.26		$13.19		$15.86		$14.28		$13.46		$14.33

Total Return(c)
Based on net asset value	16.49	%(d)	(8.43)%		22.57%		8.20%		(2.52)%		5.90%

Ratios to Average Net Assets(e)(f)
Total expenses	0.61	%(g)	0.61%		0.59%		0.59%		0.79%		0.82%

Total expenses after fees waived and/or reimbursed	0.56	%(g)	0.55%		0.52%		0.54%		0.66%		0.67%

Net investment income	2.06	%(g)	1.65%		1.54%		1.73%		1.53%		1.54%

Supplemental Data
Net assets, end of period (000)	$2,754		$1,748		$4,863		$8,626		$7,381		$6,773

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	14	%(h)	57	%(h)	59	%(h)	80	%(h)	49	%(h)	48	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.54%	0.51%	0.54%	0.52%	0.62%	0.66%
Investments in underlying funds	0.12%	0.12%	0.17%	0.15%	0.18%	0.18%

(g)	Annualized.
(h)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

32	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2055 Fund (continued)

	Investor A
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014

Net asset value, beginning of period	$13.13		$15.81		$14.25		$13.44		$14.30		$14.62

Net investment income(a)	0.13		0.24		0.22		0.20		0.19		0.20
Net realized and unrealized gain (loss)	2.01		(1.57)		2.90		0.85		(0.56)		0.62

Net increase (decrease) from investment operations	2.14		(1.33)		3.12		1.05		(0.37)		0.82

Distributions(b)
From net investment income	(0.09)		(0.27)		(0.26)		(0.24)		(0.18)		(0.20)
From net realized gain	—		(1.08)		(1.30)		—		(0.31)		(0.94)

Total distributions	(0.09)		(1.35)		(1.56)		(0.24)		(0.49)		(1.14)

Net asset value, end of period	$15.18		$13.13		$15.81		$14.25		$13.44		$14.30

Total Return(c)
Based on net asset value	16.27	%(d)	(8.63)%		22.24%		7.90%		(2.67)%		5.60%

Ratios to Average Net Assets(e)(f)
Total expenses	0.86	%(g)	0.86%		0.85%		0.84%		1.04%		1.08%

Total expenses after fees waived and/or reimbursed	0.81	%(g)	0.80%		0.78%		0.79%		0.91%		0.92%

Net investment income	1.77	%(g)	1.53%		1.39%		1.49%		1.30%		1.32%

Supplemental Data
Net assets, end of period (000)	$14,364		$11,583		$11,416		$9,317		$7,561		$5,543

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	14	%(h)	57	%(h)	59	%(h)	80	%(h)	49	%(h)	48	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.54%	0.51%	0.54%	0.52%	0.62%	0.66%
Investments in underlying funds	0.12%	0.12%	0.17%	0.15%	0.18%	0.18%

(g)	Annualized.
(h)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2055 Fund (continued)

	Investor C
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014

Net asset value, beginning of period	$12.95		$15.62		$14.11		$13.31		$14.18		$14.51

Net investment income(a)	0.07		0.12		0.10		0.09		0.08		0.08
Net realized and unrealized gain (loss)	1.98		(1.56)		2.86		0.85		(0.56)		0.62

Net increase (decrease) from investment operations	2.05		(1.44)		2.96		0.94		(0.48)		0.70

Distributions(b)
From net investment income	(0.04)		(0.15)		(0.15)		(0.14)		(0.08)		(0.09)
From net realized gain	—		(1.08)		(1.30)		—		(0.31)		(0.94)

Total distributions	(0.04)		(1.23)		(1.45)		(0.14)		(0.39)		(1.03)

Net asset value, end of period	$14.96		$12.95		$15.62		$14.11		$13.31		$14.18

Total Return(c)
Based on net asset value	15.86	%(d)	(9.36)%		21.24%		7.05%		(3.48)%		4.85%

Ratios to Average Net Assets(e)(f)
Total expenses	1.66	%(g)	1.66%		1.65%		1.65%		1.80%		1.83%

Total expenses after fees waived and/or reimbursed	1.61	%(g)	1.60%		1.58%		1.59%		1.67%		1.67%

Net investment income	0.97	%(g)	0.75%		0.62%		0.70%		0.54%		0.56%

Supplemental Data
Net assets, end of period (000)	$1,026		$862		$729		$499		$543		$528

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	14	%(h)	57	%(h)	59	%(h)	80	%(h)	49	%(h)	48	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.54%	0.51%	0.54%	0.52%	0.62%	0.66%
Investments in underlying funds	0.12%	0.12%	0.17%	0.15%	0.18%	0.18%

(g)	Annualized.
(h)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

34	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2055 Fund (continued)

	Class K
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014

Net asset value, beginning of period	$13.36		$16.06		$14.45		$13.62		$14.49		$14.77

Net investment income(a)	0.16		0.32		0.30		0.28		0.28		0.30
Net realized and unrealized gain (loss)	2.05		(1.60)		2.94		0.86		(0.58)		0.62

Net increase (decrease) from investment operations	2.21		(1.28)		3.24		1.14		(0.30)		0.92

Distributions(b)
From net investment income	(0.12)		(0.34)		(0.33)		(0.31)		(0.26)		(0.26)
From net realized gain	—		(1.08)		(1.30)		—		(0.31)		(0.94)

Total distributions	(0.12)		(1.42)		(1.63)		(0.31)		(0.57)		(1.20)

Net asset value, end of period	$15.45		$13.36		$16.06		$14.45		$13.62		$14.49

Total Return(c)
Based on net asset value	16.52	%(d)	(8.21)%		22.79%		8.42%		(2.15)%		6.26%

Ratios to Average Net Assets(e)(f)
Total expenses	0.41	%(g)	0.41%		0.40%		0.37%		0.46%		0.46%

Total expenses after fees waived and/or reimbursed	0.36	%(g)	0.35%		0.33%		0.33%		0.32%		0.32%

Net investment income	2.23	%(g)	1.99%		1.88%		2.01%		1.97%		1.93%

Supplemental Data
Net assets, end of period (000)	$2,493		$1,920		$1,426		$425		$52		$29

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	14	%(h)	57	%(h)	59	%(h)	80	%(h)	49	%(h)	48	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.54%	0.51%	0.54%	0.52%	0.62%	0.66%
Investments in underlying funds	0.12%	0.12%	0.17%	0.15%	0.18%	0.18%

(g)	Annualized.
(h)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Dynamic 2055 Fund (continued)

	Class R
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014

Net asset value, beginning of period	$13.11		$15.80		$14.25		$13.44		$14.32		$14.62

Net investment income(a)	0.11		0.21		0.19		0.18		0.15		0.15
Net realized and unrealized gain (loss)	2.01		(1.58)		2.89		0.85		(0.57)		0.63

Net increase (decrease) from investment operations	2.12		(1.37)		3.08		1.03		(0.42)		0.78

Distributions(b)
From net investment income	(0.09)		(0.24)		(0.23)		(0.22)		(0.15)		(0.14)
From net realized gain	—		(1.08)		(1.30)		—		(0.31)		(0.94)

Total distributions	(0.09)		(1.32)		(1.53)		(0.22)		(0.46)		(1.08)

Net asset value, end of period	$15.14		$13.11		$15.80		$14.25		$13.44		$14.32

Total Return(c)
Based on net asset value	16.17	%(d)	(8.87)%		21.95%		7.74%		(3.00)%		5.37%

Ratios to Average Net Assets(e)(f)
Total expenses	1.06	%(g)	1.06%		1.05%		1.04%		1.29%		1.32%

Total expenses after fees waived and/or reimbursed	1.01	%(g)	1.00%		0.98%		0.99%		1.15%		1.17%

Net investment income	1.60	%(g)	1.34%		1.20%		1.30%		1.07%		0.98%

Supplemental Data
Net assets, end of period (000)	$2,111		$859		$768		$483		$292		$118

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	14	%(h)	57	%(h)	59	%(h)	80	%(h)	49	%(h)	48	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.54%	0.51%	0.54%	0.51%	0.62%	0.65%
Investments in underlying funds	0.12%	0.12%	0.17%	0.15%	0.18%	0.18%

(g)	Annualized.
(h)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

(i)

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

See notes to financial statements.

36	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “LifePath Dynamic Funds” or individually as a “LifePath Dynamic Fund”:

LifePath Dynamic Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath® Dynamic 2025 Fund	LifePath Dynamic 2025 Fund	Diversified
BlackRock LifePath® Dynamic 2035 Fund	LifePath Dynamic 2035 Fund	Diversified
BlackRock LifePath® Dynamic 2045 Fund	LifePath Dynamic 2045 Fund	Diversified
BlackRock LifePath® Dynamic 2055 Fund	LifePath Dynamic 2055 Fund	Diversified

Each LifePath Dynamic Fund seeks to achieve its investment objective by investing all of its assets in a corresponding series of Master Investment Portfolio (“MIP”): LifePath Dynamic 2025 Master Portfolio, LifePath Dynamic 2035 Master Portfolio, LifePath Dynamic 2045 Master Portfolio and LifePath Dynamic 2055 Master Portfolio (each, a “LifePath Dynamic Master Portfolio” and together, the “LifePath Dynamic Master Portfolios”). MIP is an affiliate of the Trust. Each LifePath Dynamic Master Portfolio has the same investment objective and strategies as its corresponding LifePath Dynamic Fund. The value of each LifePath Dynamic Fund’s investment in its corresponding LifePath Dynamic Master Portfolio reflects the LifePath Dynamic Fund’s proportionate interest in the net assets of the LifePath Dynamic Master Portfolio. The performance of the LifePath Dynamic Funds is directly affected by the performance of the LifePath Dynamic Master Portfolios. At June 30, 2019, the percentage of each LifePath Dynamic Master Portfolio owned by the corresponding LifePath Dynamic Fund was approximately 100%. The financial statements of the LifePath Dynamic Master Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the LifePath Dynamic Funds’ financial statements.

Each LifePath Dynamic Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Class R Shares are available only to certain employer-sponsored retirement plans. Investor A and Investor C Shares are generally available through financial intermediaries. Effective November 8, 2018, the LifePath Dynamic Funds adopted an automatic conversion feature whereby Investor C Shares held for approximately ten years will be automatically converted into Investor A Shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan). The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC
Institutional, Class K and Class R Shares	No	No
Investor A Shares	Yes	No	(a)
Investor C Shares	No	Yes

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The LifePath Dynamic Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (“BAL” or the “Administrator”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each LifePath Dynamic Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from each LifePath Dynamic Master Portfolio are accounted for on a trade date basis. Each LifePath Dynamic Fund records its proportionate share of the LifePath Dynamic Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the LifePath Dynamic Funds accrue their own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared and paid quarterly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The portion of distributions, if any, that exceeds a LifePath Dynamic Fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a LifePath Dynamic Fund enters into contracts that contain a variety of representations that provide general indemnification. A LifePath Dynamic Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a LifePath Dynamic Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a LifePath Dynamic Fund or its classes are charged to that LifePath Dynamic Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (unaudited) (continued)

methods. Expenses directly related to the LifePath Dynamic Funds and other shared expenses prorated to the LifePath Dynamic Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The LifePath Dynamic Funds’ policy is to value its financial instruments at fair value. Each LifePath Dynamic Fund records its investment in the LifePath Dynamic Master Portfolio at fair value based on the LifePath Dynamic Funds’ proportionate interest in the net assets of the LifePath Dynamic Master Portfolio. Valuation of securities held by the LifePath Dynamic Master Portfolio is discussed in Note 3 of the LifePath Dynamic Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4.	ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Administration: The Trust, on behalf of the LifePath Dynamic Funds entered into an Administration Agreement with BAL, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the LifePath Dynamic Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the LifePath Dynamic Fund’s. BAL is entitled to receive for these administrative services an annual fee of 0.35% based on the average daily net assets of each LifePath Dynamic Fund’s Institutional and Investor A Shares, 0.40% of the average daily net assets of Investor C Shares, 0.15% of the average daily net assets of Class K Shares and 0.30% of the average daily net assets of Class R Shares.
From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the LifePath Dynamic Funds and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators.

For the six months ended June 30, 2019, the following table shows the class specific administration fees borne directly by each share class of each LifePath Dynamic Fund:

	Institutional	Investor A	Investor C	Class K	Class R	Total
LifePath Dynamic 2025 Fund	$3,632	$47,303	$5,173	$12,223	$7,464	$75,795
LifePath Dynamic 2035 Fund	4,874	52,948	5,869	6,889	4,879	75,459
LifePath Dynamic 2045 Fund	6,795	33,910	3,258	4,310	4,652	52,925
LifePath Dynamic 2055 Fund	3,939	23,257	1,906	1,654	1,444	32,200

Service and Distribution Fees: The Trust, on behalf of the LifePath Dynamic Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each LifePath Dynamic Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each LifePath Dynamic Fund as follows:

	Service Fees	Distribution Fees
Investor A	0.25%	—%
Investor C	0.25	0.75
Class R	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the LifePath Dynamic Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended June 30, 2019, the following table shows the class specific service and distribution fees borne directly by each share class of each LifePath Dynamic Fund:

Service and Distribution Fees	Investor A	Investor C	Class R	Total
LifePath Dynamic 2025 Fund	$33,793	$12,952	$12,460	$59,205
LifePath Dynamic 2035 Fund	37,809	14,701	8,128	60,638
LifePath Dynamic 2045 Fund	24,237	8,151	7,749	40,137
LifePath Dynamic 2055 Fund	16,639	4,769	2,407	23,815

Other Fees: For the six months ended June 30, 2019, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each LifePath Dynamic Fund’s Investor A Shares as follows:

	LifePath Dynamic 2025 Fund	LifePath Dynamic 2035 Fund	LifePath Dynamic 2045 Fund	LifePath Dynamic 2055 Fund
Investor A	$656	$160	$768	$271

For the six months ended June 30, 2019, affiliates received CDSCs as follows:

	LifePath Dynamic 2025 Fund	LifePath Dynamic 2035 Fund	LifePath Dynamic 2045 Fund	LifePath Dynamic 2055 Fund
Investor A	$—	$29	$—	$—
Investor C	—	29	218	19

38	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)

Expense Waivers and Reimbursements: The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the LifePath Dynamic Funds’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the LifePath Dynamic Funds. BAL has contractually agreed to reimburse the LifePath Dynamic Funds or provide an offsetting credit against the administration fees paid by the LifePath Dynamic Funds in an amount equal to these independent expenses through April 30, 2029. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the year ended six months ended June 30, 2019, the LifePath Dynamic Funds waived the following amounts:

	LifePath Dynamic 2025 Fund	LifePath Dynamic 2035 Fund	LifePath Dynamic 2045 Fund	LifePath Dynamic 2055 Fund
Amounts waived	$5,422	$5,422	$5,420	$5,422

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the LifePath Dynamic Funds may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the LifePath Dynamic Funds’ investment policies and restrictions. Each LifePath Dynamic Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2019, the LifePath Dynamic Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are trustees and/or officers of BlackRock or its affiliates.

5.	INCOME TAX INFORMATION

It is each LifePath Dynamic Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each LifePath Dynamic Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each LifePath Dynamic Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2018. The statutes of limitations on each LifePath Dynamic Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the LifePath Dynamic Funds as of June 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the LifePath Dynamic Funds’ financial statements.

6.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 06/30/19		Year Ended 12/31/18
LifePath Dynamic 2025 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	121,476	$1,560,019	489,610	$6,605,422
Shares issued in reinvestment of distributions	1,411	18,479	42,602	558,096
Shares redeemed	(37,667)	(481,493)	(1,818,550)	(24,057,969)

Net increase (decrease)	85,220	$1,097,005	(1,286,338)	$(16,894,451)

Investor A
Shares sold	200,100	$2,541,697	440,495	$5,864,901
Shares issued in reinvestment of distributions	14,620	189,799	202,587	2,457,256
Shares redeemed	(286,630)	(3,583,982)	(750,728)	(10,048,972)

Net decrease	(71,910)	$(852,486)	(107,646)	$(1,726,815)

Investor C
Shares sold	21,439	$269,308	63,587	$851,659
Shares issued in reinvestment of distributions	665	8,608	17,187	205,438
Shares redeemed	(20,939)	(262,249)	(63,741)	(848,835)

Net increase	1,165	$15,667	17,033	$208,262

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/19		Year Ended 12/31/18
LifePath Dynamic 2025 Fund	Shares	Amount	Shares	Amount
Class K
Shares sold	791,022	$9,724,722	255,977	$3,460,475
Shares issued in reinvestment of distributions	12,132	157,283	71,296	863,497
Shares redeemed	(194,601)	(2,470,255)	(138,864)	(1,868,666)

Net increase	608,553	$7,411,750	188,409	$2,455,306

Class R
Shares sold	221,324	$2,893,870	135,645	$1,748,415
Shares issued in reinvestment of distributions	3,208	41,687	35,815	430,247
Shares redeemed	(146,072)	(1,872,829)	(62,477)	(833,508)

Net increase	78,460	$1,062,728	108,983	$1,345,154

Total Net Increase (Decrease)	701,488	$8,734,664	(1,079,559)	$(14,612,544)

	Six Months Ended 06/30/19		Year Ended 12/31/18
LifePath Dynamic 2035 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	88,550	$1,192,106	264,562	$3,852,104
Shares issued in reinvestment of distributions	1,742	24,062	34,223	461,900
Shares redeemed	(37,186)	(503,971)	(873,258)	(12,371,104)

Net increase (decrease)	53,106	$712,197	(574,473)	$(8,057,100)

Investor A
Shares sold	156,106	$2,096,066	341,803	$4,898,137
Shares issued in reinvestment of distributions	15,257	209,840	232,227	2,937,697
Shares redeemed	(193,394)	(2,556,853)	(490,579)	(6,976,676)

Net increase (decrease)	(22,031)	$(250,947)	83,451	$859,158

Investor C
Shares sold	39,092	$518,129	78,177	$1,111,289
Shares issued in reinvestment of distributions	724	9,887	20,065	248,781
Shares redeemed	(25,278)	(335,468)	(51,344)	(730,860)

Net increase	14,538	$192,548	46,898	$629,210

Class K
Shares sold	247,319	$3,221,100	124,283	$1,822,958
Shares issued in reinvestment of distributions	5,877	82,120	54,096	696,327
Shares redeemed	(99,107)	(1,361,214)	(42,967)	(621,229)

Net increase	154,089	$1,942,006	135,412	$1,898,056

Class R
Shares sold	229,801	$3,187,763	59,883	$858,849
Shares issued in reinvestment of distributions	2,487	34,338	25,185	317,943
Shares redeemed	(55,207)	(726,861)	(88,925)	(1,283,757)

Net increase (decrease)	177,081	$2,495,240	(3,857)	$(106,965)

Total Net Increase (Decrease)	376,783	$5,091,044	(312,569)	$(4,777,641)

	Six Months Ended 06/30/19		Year Ended 12/31/18
LifePath Dynamic 2045 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	75,255	$1,030,037	178,525	$2,736,810
Shares issued in reinvestment of distributions	1,955	28,654	32,974	460,490
Shares redeemed	(43,088)	(623,734)	(515,232)	(7,743,615)

Net increase (decrease)	34,122	$434,957	(303,733)	$(4,546,315)

Investor A
Shares sold	131,191	$1,846,785	261,383	$3,961,941
Shares issued in reinvestment of distributions	8,609	126,103	136,045	1,819,866
Shares redeemed	(134,906)	(1,876,340)	(311,698)	(4,780,156)

Net increase	4,894	$96,548	85,730	$1,001,651

40	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/19		Year Ended 12/31/18
LifePath Dynamic 2045 Fund	Shares	Amount	Shares	Amount
Investor C
Shares sold	18,509	$259,114	56,674	$858,315
Shares issued in reinvestment of distributions	349	5,066	11,223	146,758
Shares redeemed	(24,670)	(343,405)	(35,947)	(544,148)

Net increase (decrease)	(5,812)	$(79,225)	31,950	$460,925

Class K
Shares sold	145,253	$2,018,746	139,803	$2,184,070
Shares issued in reinvestment of distributions	3,391	50,225	34,106	461,838
Shares redeemed	(70,350)	(1,007,604)	(44,264)	677,975)

Net increase	78,294	$1,061,367	129,645	$1,967,933

Class R
Shares sold	118,279	$1,732,845	61,622	$935,397
Shares issued in reinvestment of distributions	1,645	24,097	23,659	314,270
Shares redeemed	(77,474)	(1,069,104)	(31,151)	(473,505)

Net increase	42,450	$687,838	54,130	$776,162

Total Net Increase (Decrease)	153,948	$2,201,485	(2,278)	$(339,644)

	Six Months Ended 06/30/19		Year Ended 12/31/18
LifePath Dynamic 2055 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	62,680	$920,054	147,737	$2,339,289
Shares issued in reinvestment of distributions	1,174	17,810	17,583	253,415
Shares redeemed	(15,814)	(227,676)	(339,454)	(5,267,062)

Net increase (decrease)	48,040	$710,188	(174,134)	$(2,674,358)

Investor A
Shares sold	132,939	$1,945,787	220,170	$3,454,479
Shares issued in reinvestment of distributions	5,342	80,689	79,904	1,096,534
Shares redeemed	(74,333)	(1,079,243)	(139,976)	(2,183,477)

Net increase	63,948	$947,233	160,098	$2,367,536

Investor C
Shares sold	11,964	$172,704	34,855	$540,249
Shares issued in reinvestment of distributions	200	2,989	5,620	75,457
Shares redeemed	(10,088)	(145,125)	(20,564)	(314,579)

Net increase	2,076	$30,568	19,911	$301,127

Class K
Shares sold	50,138	$748,161	103,655	$1,663,652
Shares issued in reinvestment of distributions	1,178	18,073	12,891	180,399
Shares redeemed	(33,668)	(498,919)	(61,632)	(991,964)

Net increase	17,648	$267,315	54,914	$852,087

Class R
Shares sold	103,287	$1,561,865	38,030	$593,449
Shares issued in reinvestment of distributions	785	11,872	5,706	78,303
Shares redeemed	(30,135)	(445,809)	(26,846)	(413,928)

Net increase	73,937	$1,127,928	16,890	$257,824

Total Net Increase	205,649	$3,083,232	77,679	$1,104,216

As of June 30, 2019, shares of the LifePath Dynamic Funds owned by BlackRock HoldCo 2, Inc., an affiliate of the LifePath Dynamic Funds, were as follows:

	LifePath Dynamic 2045 Fund	LifePath Dynamic 2055 Fund
Class K	2,003	2,001
Class R	—	2,000

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the LifePath Dynamic Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	41

Master Portfolio Information  as of June 30, 2019

LifePath® Dynamic 2025 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Equity Funds	50%
Fixed Income Funds	41
Common Stocks	6
Short-Term Securities	3

TEN LARGEST HOLDINGS

Holdings	Percent of Net Assets
Active Stock Master Portfolio	29%
CoreAlpha Bond Master Portfolio	26
International Tilts Master Portfolio	9
Master Total Return Portfolio	8
iShares TIPS Bond ETF	7
BlackRock Advantage Emerging Markets Fund — Class K	5
BlackRock Cash Funds: Treasury, SL Agency Shares	4
BlackRock Tactical Opportunities Fund — Class K	3
BlackRock Cash Funds: Institutional, SL Agency Shares	2
iShares MSCI EAFE Small-Cap ETF	2

LifePath® Dynamic 2035 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Equity Funds	69%
Fixed Income Funds	18
Short-Term Securities	9
Common Stocks	5
Liabilities in Excess of Other Assets	(1)

TEN LARGEST HOLDINGS

Holdings	Percent of Net Assets
Active Stock Master Portfolio	39%
International Tilts Master Portfolio	12
CoreAlpha Bond Master Portfolio	11
BlackRock Advantage Emerging Markets Fund — Class K	8
iShares TIPS Bond ETF	4
Master Total Return Portfolio	4
iShares MSCI EAFE Small-Cap ETF	3
BlackRock Tactical Opportunities Fund — Class K	3
iShares Edge MSCI Multifactor International ETF	2
iShares Edge MSCI Multifactor USA ETF	2

The LifePath® Dynamic Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the LifePath® Dynamic Master Portfolios are regularly monitored and their composition may vary throughout various periods.

42	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Master Portfolio Information  as of June 30, 2019 (continued)

LifePath® Dynamic 2045 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Equity Funds	79%
Short-Term Securities	10
Common Stocks	7
Fixed Income Funds	4

TEN LARGEST HOLDINGS

Holdings	Percent of Net Assets
Active Stock Master Portfolio	46%
International Tilts Master Portfolio	15
BlackRock Advantage Emerging Markets Fund — Class K	9
BlackRock Cash Funds: Treasury, SL Agency Shares	8
iShares MSCI EAFE Small-Cap ETF	4
CoreAlpha Bond Master Portfolio	3
BlackRock Cash Funds: Institutional, SL Agency Shares	2
iShares Edge MSCI Multifactor International ETF	2
iShares Edge MSCI Multifactor USA ETF	2
iShares TIPS Bond ETF	1

LifePath® Dynamic 2055 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Equity Funds	82%
Short-Term Securities	10
Common Stocks	6
Fixed Income Funds	1
Other Assets Less Liabilities	1

TEN LARGEST HOLDINGS

Holdings	Percent of Net Assets
Active Stock Master Portfolio	45%
International Tilts Master Portfolio	15
BlackRock Advantage Emerging Markets Fund — Class K	10
BlackRock Cash Funds: Treasury, SL Agency Shares	9
iShares Edge MSCI Multifactor USA ETF	5
iShares MSCI EAFE Small-Cap ETF	5
iShares Edge MSCI Multifactor International ETF	2
CoreAlpha Bond Master Portfolio	1
BlackRock Cash Funds: Institutional, SL Agency Shares	1
iShares MSCI Canada ETF	1

The LifePath® Dynamic Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the LifePath® Dynamic Master Portfolios are regularly monitored and their composition may vary throughout various periods.

MASTER PORTFOLIO INFORMATION	43

Schedule of Investments (unaudited) June 30, 2019	LifePath Dynamic 2025 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(f) — 97.7%

Equity Funds — 50.4%
Active Stock Master Portfolio	$16,910,153	$16,910,153
BlackRock Advantage Emerging Markets Fund — Class K(a)	283,257	2,954,368
BlackRock Tactical Opportunities Fund — Class K	129,402	1,774,101
International Tilts Master Portfolio	$5,434,329	5,434,329
iShares Developed Real Estate Index Fund — Class K	10	111
iShares Edge MSCI Multifactor International ETF	30,363	797,333
iShares Edge MSCI Multifactor USA ETF	16,183	513,972
iShares MSCI EAFE Small-Cap ETF(b)	19,548	1,122,055

		29,506,422

Fixed Income Funds — 41.2%
CoreAlpha Bond Master Portfolio	$15,529,435	15,529,435
iShares TIPS Bond ETF	34,255	3,956,110
Master Total Return Portfolio	$4,652,907	4,652,907

		24,138,452

Short-Term Securities — 6.1%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 2.50%(c)(d)	1,212,607	1,213,213
BlackRock Cash Funds: Treasury,
SL Agency Shares, 2.31%(d)	2,372,484	2,372,484

		3,585,697

Total Affiliated Investment Companies — 97.7% (Cost — $53,687,595)		57,230,571

Common Stocks — 2.7%

Equity Real Estate Investment Trusts (REITs) — 2.1%
Activia Properties, Inc.	2	8,705
Alexandria Real Estate Equities, Inc.	296	41,763
alstria office REIT-AG	910	14,735
American Homes 4 Rent, Class A	638	15,510
Ascendas Real Estate Investment Trust	6,700	15,460
Assura PLC	12,011	9,732
AvalonBay Communities, Inc.	275	55,875
Boston Properties, Inc.	378	48,762
Canadian Apartment Properties REIT	526	19,425
Capital & Regional PLC	12,290	2,263
CareTrust REIT, Inc.	1,444	34,338
Comforia Residential REIT, Inc.	4	11,483
Derwent London PLC	232	9,187
Dexus	2,543	23,199
Digital Realty Trust, Inc.	142	16,726
Douglas Emmett, Inc.	262	10,438
EPR Properties	282	21,034
Equinix, Inc.	26	13,112
Equity Residential	454	34,468
Extra Space Storage, Inc.	303	32,148
Federal Realty Investment Trust	190	24,464
Gecina SA	64	9,577
GLP J-REIT	12	13,668
Healthcare Trust of America, Inc., Class A	401	10,999
Highwoods Properties, Inc.	516	21,311
Host Hotels & Resorts, Inc.	2,072	37,752
Hudson Pacific Properties, Inc.	446	14,838
Hulic REIT, Inc.	9	15,623
Ichigo Office REIT Investment	9	8,540
Inmobiliaria Colonial Socimi SA	1,872	20,850
Invitation Homes, Inc.	485	12,964

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Japan Rental Housing Investments, Inc.	8	$6,220
Kenedix Office Investment Corp.	2	14,312
Land Securities Group PLC	765	8,103
Link REIT	3,000	36,916
Mitsui Fudosan Logistics Park, Inc.	3	10,203
Prologis, Inc.	882	70,648
Regency Centers Corp.	480	32,035
Rexford Industrial Realty, Inc.	817	32,982
RioCan Real Estate Investment Trust	1,411	28,003
Scentre Group	9,806	26,464
Segro PLC	2,298	21,336
Simon Property Group, Inc.	408	65,182
SL Green Realty Corp.	69	5,546
Spirit Realty Capital, Inc.(b)	996	42,489
STAG Industrial, Inc.	421	12,731
Sun Communities, Inc.	281	36,021
UDR, Inc.	819	36,765
Unibail-Rodamco-Westfield	155	23,221
Ventas, Inc.(b)	785	53,655
VEREIT, Inc.	2,383	21,471
VICI Properties, Inc.	1,290	28,432
Welltower, Inc.	99	8,072

		1,249,756

Hotels, Restaurants & Leisure — 0.0%
Hilton Worldwide Holdings, Inc.	88	8,601
Marriott International, Inc., Class A	61	8,558

		17,159

Household Durables — 0.0%
Glenveagh Properties PLC(a)(e)	9,688	8,064

Interactive Media & Services — 0.0%
NEXTDC Ltd.(a)	1,026	4,683

IT Services — 0.0%
InterXion Holding NV(a)	78	5,935

Real Estate Management & Development — 0.6%
Aedas Homes SAU(a)(e)	354	8,413
Castellum AB	847	16,207
City Developments Ltd.	1,500	10,507
CK Asset Holdings Ltd.	5,000	39,170
Daiwa House Industry Co. Ltd.	300	8,766
Entra ASA(e)	1,191	18,305
Godewind Immobilien AG(a)(e)	1,951	8,231
Grainger PLC	3,228	10,068
LEG Immobilien AG	181	20,414
Lend Lease Group	1,102	10,070
Mitsui Fudosan Co. Ltd.	1,400	34,026
Sumitomo Realty & Development Co. Ltd.	700	25,042
Sun Hung Kai Properties Ltd.	1,000	16,965
Swire Properties Ltd.	5,800	23,448
TLG Immobilien AG	647	18,944
Tokyu Fudosan Holdings Corp.	1,547	8,562
Vonovia SE	770	36,783

		313,921

Total Common Stocks — 2.7% (Cost — $1,386,365)		1,599,518

Total Investments — 100.4% (Cost — $55,073,960)		58,830,089

Liabilities in Excess of Other Assets — (0.4)%		(212,902)

Net Assets — 100.0%		$58,617,187

44	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2025 Master Portfolio

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of security was purchased with the cash collateral from loaned securities.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)

During the six months ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$13,605,797	$3,304,356	(b)	$—	$16,910,153	$16,910,153	$143,371		$857,723	$1,736,987
BlackRock Advantage Emerging Markets Fund — Class K	223,206	69,760		(9,709)	283,257	2,954,368	—		(6,204)	235,795
BlackRock Cash Funds: Institutional, SL Agency Shares	951,508	261,099	(b)	—	1,212,607	1,213,213	1,769	(c)	175	216
BlackRock Cash Funds: Treasury, SL Agency Shares	1,351,614	1,020,870	(b)	—	2,372,484	2,372,484	18,107		—	—
BlackRock Tactical Opportunities Fund	105,669	35,863		(12,130)	129,402	1,774,101	—		1,593	3,403
CoreAlpha Bond Master Portfolio	$13,093,963	$2,435,472	(b)	$—	$15,529,435	15,529,435	241,880		225,966	251,201
International Tilts Master Portfolio	$4,077,323	$1,357,006	(b)	$—	$5,434,329	5,434,329	102,718		43,075	851,967
iShares Developed Real Estate Index Fund — Class K	—	10		—	10	111	—		—	2
iShares Edge MSCI Multifactor International ETF	35,488	4,171		(9,296)	30,363	797,333	16,739		19,824	72,063
iShares Edge MSCI Multifactor USA ETF	17,069	11,391		(12,277)	16,183	513,972	5,201		901	63,039
iShares MSCI EAFE Small-Cap ETF	17,282	2,266		—	19,548	1,122,055	18,227		—	102,868
iShares TIPS Bond ETF	23,792	11,421		(958)	34,255	3,956,110	19,904		1,613	169,622
Master Total Return Portfolio	$2,398,817	$2,254,090	(b)	$—	$4,652,907	4,652,907	67,260		47,874	(72,568)

						$57,230,571	$635,176		$1,192,540	$3,414,595

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)

Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For LifePath Dynamic Master Portfolio compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	4	09/19/19	$597	$2,504
Ultra Long U.S. Treasury Bond	1	09/19/19	178	7,913
E-Mini MSCI EAFE Index	7	09/20/19	673	8,546
Russell 2000 E-Mini Index	24	09/20/19	1,881	43,417
S&P 500 E-Mini Index	15	09/20/19	2,208	36,962

				99,342

Short Contracts
10-Year U.S. Treasury Note	24	09/19/19	3,071	(72,563)
10-Year U.S. Ultra Long Treasury	8	09/19/19	1,105	(32,673)

				(105,236)

				$(5,894)

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2025 Master Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,000	USD	698	Bank of America N.A.	07/16/19	$4
AUD	10,000	USD	6,965	Bank of America N.A.	07/16/19	59
AUD	1,000	USD	693	Deutsche Bank AG	07/16/19	10
AUD	1,000	USD	697	Deutsche Bank AG	07/16/19	5
AUD	5,000	USD	3,459	Deutsche Bank AG	07/16/19	53
AUD	22,000	USD	15,365	Deutsche Bank AG	07/16/19	88
AUD	7,000	USD	4,839	Goldman Sachs International	07/16/19	78
AUD	1,000	USD	697	JPMorgan Chase Bank N.A.	07/16/19	6
AUD	2,000	USD	1,391	JPMorgan Chase Bank N.A.	07/16/19	14
AUD	1,000	USD	689	Nomura International PLC	07/16/19	14
AUD	1,000	USD	693	Nomura International PLC	07/16/19	9
AUD	3,000	USD	2,077	Standard Chartered Bank	07/16/19	30
AUD	1,000	USD	697	State Street Bank and Trust Co.	07/16/19	6
AUD	1,000	USD	702	State Street Bank and Trust Co.	07/16/19	1
AUD	12,000	USD	8,420	State Street Bank and Trust Co.	07/16/19	9
CAD	2,000	USD	1,498	Bank of America N.A.	07/16/19	30
CAD	4,000	USD	3,032	Citibank N.A.	07/16/19	23
CAD	2,000	USD	1,494	Goldman Sachs International	07/16/19	34
CAD	2,000	USD	1,486	JPMorgan Chase Bank N.A.	07/16/19	42
CAD	1,000	USD	744	State Street Bank and Trust Co.	07/16/19	20
CHF	23,000	USD	23,135	JPMorgan Chase Bank N.A.	07/16/19	457
EUR	1,000	USD	1,122	BNP Paribas S.A.	07/16/19	16
EUR	2,000	USD	2,250	Citibank N.A.	07/16/19	27
EUR	3,000	USD	3,386	Goldman Sachs International	07/16/19	29
EUR	12,000	USD	13,474	Goldman Sachs International	07/16/19	187
EUR	1,000	USD	1,135	Nomura International PLC	07/16/19	3
EUR	2,000	USD	2,248	Standard Chartered Bank	07/16/19	29
EUR	1,000	USD	1,133	State Street Bank and Trust Co.	07/16/19	6
EUR	3,000	USD	3,398	State Street Bank and Trust Co.	07/16/19	17
EUR	4,000	USD	4,549	State Street Bank and Trust Co.	07/16/19	5
EUR	9,000	USD	10,093	State Street Bank and Trust Co.	07/16/19	153
GBP	1,000	USD	1,267	BNP Paribas S.A.	07/16/19	3
GBP	1,000	USD	1,254	Bank of America N.A.	07/16/19	17
GBP	3,000	USD	3,783	Nomura International PLC	07/16/19	30
GBP	4,000	USD	5,031	Nomura International PLC	07/16/19	53
GBP	5,000	USD	6,338	Nomura International PLC	07/16/19	16
GBP	6,000	USD	7,592	Standard Chartered Bank	07/16/19	34
HKD	29,000	USD	3,698	Citibank N.A.	07/16/19	15
HKD	7,000	USD	894	Goldman Sachs International	07/16/19	2
HKD	16,000	USD	2,040	Goldman Sachs International	07/16/19	9
HKD	24,000	USD	3,064	Goldman Sachs International	07/16/19	8
HKD	47,000	USD	5,999	JPMorgan Chase Bank N.A.	07/16/19	18
HKD	11,000	USD	1,403	Nomura International PLC	07/16/19	5
HKD	20,000	USD	2,555	Royal Bank of Canada	07/16/19	6
HKD	2,000	USD	255	State Street Bank and Trust Co.	07/16/19	1
HKD	12,000	USD	1,532	State Street Bank and Trust Co.	07/16/19	4
HKD	20,000	USD	2,552	State Street Bank and Trust Co.	07/16/19	9
HKD	27,000	USD	3,446	State Street Bank and Trust Co.	07/16/19	11
HKD	32,000	USD	4,081	State Street Bank and Trust Co.	07/16/19	16
HKD	40,000	USD	5,107	State Street Bank and Trust Co.	07/16/19	14
HKD	51,000	USD	6,511	State Street Bank and Trust Co.	07/16/19	18
HKD	17,000	USD	2,171	UBS AG	07/16/19	6
HKD	24,000	USD	3,064	UBS AG	07/16/19	8
IDR	146,460,000	USD	10,221	JPMorgan Chase Bank N.A.	07/16/19	135
JPY	513,000	USD	4,741	Bank of America N.A.	07/16/19	23
JPY	50,000	USD	458	Barclays Bank PLC	07/16/19	6
JPY	83,000	USD	766	Deutsche Bank AG	07/16/19	5
JPY	29,000	USD	268	Goldman Sachs International	07/16/19	1
JPY	930,000	USD	8,634	Goldman Sachs International	07/16/19	2
JPY	1,299,000	USD	12,011	Goldman Sachs International	07/16/19	51
JPY	1,882,000	USD	16,927	JPMorgan Chase Bank N.A.	07/16/19	548
JPY	1,227,000	USD	11,340	Nomura International PLC	07/16/19	53

46	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2025 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	27,000	USD	247	State Street Bank and Trust Co.	07/16/19	$4
JPY	36,000	USD	328	State Street Bank and Trust Co.	07/16/19	7
JPY	136,000	USD	1,226	State Street Bank and Trust Co.	07/16/19	37
JPY	365,000	USD	3,383	State Street Bank and Trust Co.	07/16/19	6
JPY	576,000	USD	5,184	State Street Bank and Trust Co.	07/16/19	164
JPY	1,059,000	USD	9,523	State Street Bank and Trust Co.	07/16/19	310
JPY	84,000	USD	780	UBS AG	07/16/19	—
JPY	558,000	USD	5,149	UBS AG	07/16/19	32
NOK	2,000	USD	229	State Street Bank and Trust Co.	07/16/19	6
NOK	3,000	USD	345	State Street Bank and Trust Co.	07/16/19	7
NOK	6,000	USD	689	State Street Bank and Trust Co.	07/16/19	15
SEK	12,000	USD	1,271	State Street Bank and Trust Co.	07/16/19	23
SGD	2,000	USD	1,475	JPMorgan Chase Bank N.A.	07/16/19	4
SGD	26,000	USD	19,215	JPMorgan Chase Bank N.A.	07/16/19	7
SGD	1,000	USD	738	Standard Chartered Bank	07/16/19	1
SGD	3,000	USD	2,193	State Street Bank and Trust Co.	07/16/19	25
SGD	7,000	USD	5,141	State Street Bank and Trust Co.	07/16/19	34
USD	704	AUD	1,000	State Street Bank and Trust Co.	07/16/19	2
USD	719	AUD	1,000	State Street Bank and Trust Co.	07/16/19	17
USD	2,143	AUD	3,000	State Street Bank and Trust Co.	07/16/19	36
USD	2,149	AUD	3,000	State Street Bank and Trust Co.	07/16/19	41
USD	2,158	AUD	3,000	State Street Bank and Trust Co.	07/16/19	50
USD	2,875	AUD	4,000	State Street Bank and Trust Co.	07/16/19	65
USD	8,634	AUD	12,000	State Street Bank and Trust Co.	07/16/19	205
USD	16,814	CAD	22,000	State Street Bank and Trust Co.	07/16/19	9
USD	5,132	CHF	5,000	State Street Bank and Trust Co.	07/16/19	3
USD	51,243	EUR	45,000	Bank of America N.A.	07/16/19	14
USD	1,141	EUR	1,000	State Street Bank and Trust Co.	07/16/19	2
USD	7,875	GBP	6,000	Citibank N.A.	07/16/19	250
USD	2,544	GBP	2,000	Deutsche Bank AG	07/16/19	3
USD	25,428	GBP	20,000	State Street Bank and Trust Co.	07/16/19	11
USD	39,945	HKD	312,000	Bank of America N.A.	07/16/19	1
USD	10,500	HKD	82,000	UBS AG	07/16/19	2
USD	938	NOK	8,000	Goldman Sachs International	07/16/19	—
USD	16,810	NOK	143,000	JPMorgan Chase Bank N.A.	07/16/19	38
USD	672	NZD	1,000	Goldman Sachs International	07/16/19	—
CAD	753,223	USD	564,371	Morgan Stanley & Co. International PLC	09/18/19	11,622
EUR	3,505,005	USD	3,980,441	Bank of America N.A.	09/18/19	29,466

						45,110

AUD	34,700	USD	24,774	Citibank N.A.	07/16/19	(401)
AUD	1,000	USD	710	Nomura International PLC	07/16/19	(8)
AUD	2,000	USD	1,411	Standard Chartered Bank	07/16/19	(7)
EUR	7,000	USD	7,984	Bank of America N.A.	07/16/19	(15)
EUR	6,000	USD	6,845	Goldman Sachs International	07/16/19	(15)
GBP	1,000	USD	1,295	Bank of America N.A.	07/16/19	(25)
GBP	1,000	USD	1,308	Bank of America N.A.	07/16/19	(37)
GBP	1,000	USD	1,314	Bank of America N.A.	07/16/19	(43)
GBP	1,000	USD	1,317	Citibank N.A.	07/16/19	(47)
GBP	1,000	USD	1,296	Deutsche Bank AG	07/16/19	(26)
GBP	1,000	USD	1,272	State Street Bank and Trust Co.	07/16/19	(1)
GBP	1,000	USD	1,306	State Street Bank and Trust Co.	07/16/19	(35)
GBP	1,000	USD	1,311	State Street Bank and Trust Co.	07/16/19	(40)
ILS	10,000	USD	2,810	BNP Paribas S.A.	07/16/19	(6)
JPY	473,000	USD	4,412	State Street Bank and Trust Co.	07/16/19	(20)
NZD	3,000	USD	2,022	JPMorgan Chase Bank N.A.	07/16/19	(6)
SEK	128,000	USD	13,896	Bank of America N.A.	07/16/19	(97)
USD	7,014	AUD	10,000	Bank of America N.A.	07/16/19	(10)
USD	2,771	AUD	4,000	Deutsche Bank AG	07/16/19	(38)
USD	14,000	AUD	20,000	Nomura International PLC	07/16/19	(48)
USD	698	AUD	1,000	State Street Bank and Trust Co.	07/16/19	(4)

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2025 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	26,663	AUD	38,000	State Street Bank and Trust Co.	07/16/19	$(28)
USD	2,219	CAD	3,000	Nomura International PLC	07/16/19	(72)
USD	2,981	CAD	4,000	Standard Chartered Bank	07/16/19	(74)
USD	1,972	CHF	2,000	State Street Bank and Trust Co.	07/16/19	(79)
USD	1,120	EUR	1,000	Bank of America N.A.	07/16/19	(19)
USD	7,839	EUR	7,000	Deutsche Bank AG	07/16/19	(130)
USD	4,491	EUR	4,000	JPMorgan Chase Bank N.A.	07/16/19	(63)
USD	1,127	EUR	1,000	Nomura International PLC	07/16/19	(12)
USD	1,119	EUR	1,000	State Street Bank and Trust Co.	07/16/19	(20)
USD	1,124	EUR	1,000	State Street Bank and Trust Co.	07/16/19	(15)
USD	2,250	EUR	2,000	State Street Bank and Trust Co.	07/16/19	(27)
USD	11,342	EUR	10,000	State Street Bank and Trust Co.	07/16/19	(42)
USD	37,454	EUR	33,000	State Street Bank and Trust Co.	07/16/19	(115)
USD	6,303	GBP	5,000	Bank of America N.A.	07/16/19	(51)
USD	3,190	HKD	25,000	Citibank N.A.	07/16/19	(10)
USD	893	HKD	7,000	Deutsche Bank AG	07/16/19	(4)
USD	765	HKD	6,000	Standard Chartered Bank	07/16/19	(3)
USD	5,100	HKD	40,000	Standard Chartered Bank	07/16/19	(21)
USD	8,929	HKD	70,000	Standard Chartered Bank	07/16/19	(32)
USD	10,986	HKD	86,000	State Street Bank and Trust Co.	07/16/19	(25)
USD	10,193	IDR	146,460,000	Barclays Bank PLC	07/16/19	(162)
USD	36,219	JPY	4,009,000	Citibank N.A.	07/16/19	(1,007)
USD	5,950	JPY	645,000	JPMorgan Chase Bank N.A.	07/16/19	(39)
USD	63,422	JPY	6,831,000	State Street Bank and Trust Co.	07/16/19	(7)
USD	6,897	NOK	60,000	BNP Paribas S.A.	07/16/19	(140)
USD	232	NOK	2,000	State Street Bank and Trust Co.	07/16/19	(2)
USD	9,162	SEK	85,000	Goldman Sachs International	07/16/19	(1)
USD	731	SGD	1,000	Goldman Sachs International	07/16/19	(8)
USD	2,177	SGD	3,000	JPMorgan Chase Bank N.A.	07/16/19	(41)
USD	733	SGD	1,000	Standard Chartered Bank	07/16/19	(6)
USD	14,044	SGD	19,000	Standard Chartered Bank	07/16/19	(3)
USD	730	SGD	1,000	State Street Bank and Trust Co.	07/16/19	(9)
USD	736	SGD	1,000	State Street Bank and Trust Co.	07/16/19	(3)

						(3,199)

						$41,911

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$91,429	$—	$7,913	$—	$99,342
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	45,110	—	—	45,110

	$—	$—	$91,429	$45,110	$7,913	$—	$144,452

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$105,236	$—	$105,236
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	3,199	—	—	3,199

	$—	$—	$—	$3,199	$105,236	$—	$108,435

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

48	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2025 Master Portfolio

For the six months ended June 30, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$329,716	$—	$130,988	$—	$460,704
Forward foreign currency exchange contracts	—	—	—	(112,358)	—	—	(112,358)

	$—	$—	$329,716	$(112,358)	$130,988	$—	$348,346

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$293,775	$—	$(105,876)	$—	$187,899
Forward foreign currency exchange contracts	—	—	—	85,949	—	—	85,949

	$—	$—	$293,775	$85,949	$(105,876)	$—	$273,848

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$6,401,921
Average notional value of contracts — short	$2,088,125
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$2,328,592
Average amounts sold — in USD	$5,941,541

For more information about the LifePath Dynamic Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Dynamic Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$36,800	$1,188
Forward foreign currency exchange contracts	45,110	3,199

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$81,910	$4,387
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(36,800)	(1,188)

Total derivative assets and liabilities subject to an MNA	$45,110	$3,199

The following table presents the LifePath Dynamic Master Portfolio’s derivative assets (and liabilities) by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets (b)
Bank of America N.A.	$29,614	$(297)	$—	$—	$29,317
Barclays Bank PLC	6	(6)	—	—	—
BNP Paribas S.A.	19	(19)	—	—	—
Citibank N.A.	315	(315)	—	—	—
Deutsche Bank AG	164	(164)	—	—	—
Goldman Sachs International	401	(24)	—	—	377
JPMorgan Chase Bank N.A.	1,269	(149)	—	—	1,120
Morgan Stanley & Co. International PLC	11,622	—	—	—	11,622
Nomura International PLC	183	(140)	—	—	43
Royal Bank of Canada	6	—	—	—	6
Standard Chartered Bank	94	(94)	—	—	—
State Street Bank and Trust Co.	1,369	(472)	—	—	897
UBS AG	48	—	—	—	48

	$45,110	$(1,680)	$—	$—	$43,430

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2025 Master Portfolio

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities (c)
Bank of America N.A.	$297	$(297)	$—	$—	$—
Barclays Bank PLC	162	(6)	—	—	156
BNP Paribas S.A.	146	(19)	—	—	127
Citibank N.A.	1,465	(315)	—	—	1,150
Deutsche Bank AG	198	(164)	—	—	34
Goldman Sachs International	24	(24)	—	—	—
JPMorgan Chase Bank N.A.	149	(149)	—	—	—
Nomura International PLC	140	(140)	—	—	—
Standard Chartered Bank	146	(94)	—	—	52
State Street Bank and Trust Co.	472	(472)	—	—	—

	$3,199	$(1,680)	$—	$—	$1,519

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investments Companies
Equity Funds	$7,161,940	$—	$—	$7,161,940
Fixed Income Fund	3,956,110	—	—	3,956,110
Short-Term Securities	3,585,697	—	—	3,585,697
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	1,054,028	195,728	—	1,249,756
Hotels, Restaurants & Leisure	17,159	—	—	17,159
Household Durables	8,064	—	—	8,064
Interactive Media & Services	—	4,683	—	4,683
IT Services	5,935	—	—	5,935
Real Estate Management & Development	45,656	268,265	—	313,921

Subtotal	$15,834,589	$468,676	$—	$16,303,265

Investments Valued at NAV(a)				42,526,824

Total Investments				$58,830,089

Derivative Financial Instruments(b)
Assets:
Forward foreign currency contracts	$—	$45,110	$—	$45,110
Interest rate contracts	7,913	—	—	7,913
Equity contracts	91,429	—	—	91,429
Liabilities:
Forward foreign currency contracts	—	(3,199)	—	(3,199)
Interest rate contracts	(105,236)	—	—	(105,236)

	$(5,894)	$41,911	$—	$36,017

(a)	Certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

50	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) June 30, 2019	LifePath Dynamic 2035 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(f) — 95.9%

Equity Funds — 68.7%
Active Stock Master Portfolio	$21,313,070	$21,313,070
BlackRock Advantage Emerging Markets Fund — Class K(a)	392,589	4,094,703
BlackRock Tactical Opportunities Fund — Class K	119,231	1,634,655
International Tilts Master Portfolio	$6,438,584	6,438,584
iShares Developed Real Estate Index Fund — Class K	10	111
iShares Edge MSCI Multifactor International ETF	36,524	959,120
iShares Edge MSCI Multifactor USA ETF	26,063	827,761
iShares MSCI EAFE Small-Cap ETF(b)	32,281	1,852,929

		37,120,933

Fixed Income Funds — 18.6%
CoreAlpha Bond Master Portfolio	$5,752,666	5,752,666
iShares TIPS Bond ETF	18,970	2,190,845
Master Total Return Portfolio	$2,130,739	2,130,739

		10,074,250

Short-Term Securities — 8.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.50%(c)(d)	746,114	746,487
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.31%(c)	3,898,528	3,898,528

		4,645,015

Total Affiliated Investment Companies — 95.9% (Cost — $48,159,451)		51,840,198

Common Stocks — 4.9%

Equity Real Estate Investment Trusts (REITs) — 3.8%
Activia Properties, Inc.	3	13,058
Alexandria Real Estate Equities, Inc.	481	67,864
alstria office REIT-AG	1,479	23,948
American Homes 4 Rent, Class A	1,037	25,209
Ascendas Real Estate Investment Trust	11,000	25,382
Assura PLC	19,526	15,821
AvalonBay Communities, Inc.	446	90,618
Boston Properties, Inc.(b)(d)	615	79,335
Canadian Apartment Properties REIT	855	31,574
Capital & Regional PLC	23,460	4,320
CareTrust REIT, Inc.	2,348	55,835
Comforia Residential REIT, Inc.	6	17,224
Derwent London PLC	378	14,969
Dexus	4,135	37,722
Digital Realty Trust, Inc.	231	27,210
Douglas Emmett, Inc.	426	16,972
EPR Properties	458	34,162
Equinix, Inc.(b)(d)	42	21,180
Equity Residential	739	56,105
Extra Space Storage, Inc.	493	52,307
Federal Realty Investment Trust	309	39,787
Gecina SA	123	18,406
GLP J-REIT	19	21,641
Healthcare Trust of America, Inc., Class A	651	17,857
Highwoods Properties, Inc.	839	34,651
Host Hotels & Resorts, Inc.	3,369	61,383
Hudson Pacific Properties, Inc.(b)(d)	726	24,154
Hulic REIT, Inc.	17	29,511
Ichigo Office REIT Investment	15	14,233
Invitation Homes, Inc.	788	21,063

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Japan Rental Housing Investments, Inc.	13	$10,107
Kenedix Office Investment Corp.	4	28,624
Land Securities Group PLC	1,244	13,177
Link REIT	5,000	61,527
Mitsui Fudosan Logistics Park, Inc.	6	20,405
Prologis, Inc.	1,433	114,783
Regency Centers Corp.	780	52,057
Rexford Industrial Realty, Inc.	1,328	53,611
RioCan Real Estate Investment Trust	2,293	45,508
Scentre Group	15,941	43,021
Segro PLC	3,736	34,687
Simon Property Group, Inc.	663	105,921
SL Green Realty Corp.	134	10,770
Spirit Realty Capital, Inc.(b)(d)	1,619	69,067
STAG Industrial, Inc.	684	20,684
Sun Communities, Inc.	456	58,455
UDR, Inc.	1,332	59,794
Unibail-Rodamco-Westfield	252	37,753
Ventas, Inc.(b)(d)	1,276	87,215
VEREIT, Inc.(b)(d)	3,874	34,905
VICI Properties, Inc.	2,275	50,141
Welltower, Inc.	161	13,126

		2,018,839

Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.(b)(d)	142	13,879
Marriott International, Inc., Class A	99	13,889

		27,768

Household Durables — 0.0%
Glenveagh Properties PLC(a)(e)	17,372	14,460

Interactive Media & Services — 0.0%
NEXTDC Ltd.(a)	1,669	7,619

IT Services — 0.0%
InterXion Holding NV(a)	127	9,663

Real Estate Management & Development — 1.0%
Aedas Homes SAU(a)(e)	609	14,473
Castellum AB	1,376	26,329
City Developments Ltd.	2,400	16,812
CK Asset Holdings Ltd.	8,000	62,673
Daiwa House Industry Co. Ltd.	500	14,610
Entra ASA(e)	1,936	29,756
Godewind Immobilien AG(a)(e)	3,226	13,609
Grainger PLC	5,248	16,368
Inmobiliaria Colonial Socimi SA	3,097	34,494
LEG Immobilien AG	294	33,158
Lend Lease Group	1,791	16,366
Mitsui Fudosan Co. Ltd.	2,200	53,469
Sumitomo Realty & Development Co. Ltd.	1,100	39,352
Sun Hung Kai Properties Ltd.	1,500	25,448
Swire Properties Ltd.	9,400	38,002
TLG Immobilien AG	1,063	31,125
Tokyu Fudosan Holdings Corp.	2,500	13,836
Vonovia SE	1,251	59,760

		539,640

Total Common Stock — 4.9% (Cost — $2,264,651)		2,617,989

Total Investments — 100.8% (Cost — $50,424,102)		54,458,187

Liabilities in Excess of Other Assets — (0.8)%		(407,878)

Net Assets — 100.0%		$54,050,309

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2035 Master Portfolio

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of security was purchased with the cash collateral from loaned securities.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)

During the six months ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$17,201,161	$4,111,909	(b)	$—		$21,313,070	$21,313,070	$176,081		$1,062,795	$1,706,165
BlackRock Advantage Emerging Markets Fund — Class K	288,485	120,185		(16,081)		392,589	4,094,703	—		(11,295)	299,953
BlackRock Cash Funds: Institutional, SL Agency Shares	1,249,787	—		(503,673	)(c)	746,114	746,487	2,424	(d)	504	40
BlackRock Cash Funds: Treasury, SL Agency Shares	467,926	3,430,602	(b)	—		3,898,528	3,898,528	8,726		—	—
BlackRock Tactical Opportunities Fund — Class K	102,371	22,502		(5,642)		119,231	1,634,655	—		1,489	5,136
CoreAlpha Bond Master Portfolio	$5,494,666	$258,000	(b)	$—		$5,752,666	5,752,666	100,237		93,815	254,677
International Tilts Master Portfolio	$5,050,546	$1,388,038	(b)	$—		$6,438,584	6,438,584	121,035		49,732	994,287
iShares Developed Real Estate Index Fund — Class K	—	10		—		10	111	—		—	2
iShares Edge MSCI Multifactor International ETF	48,587	—		(12,063)		36,524	959,120	20,136		8,650	109,989
iShares Edge MSCI Multifactor USA ETF	29,879	1,568		(5,384)		26,063	827,761	7,974		19,035	101,326
iShares MSCI Canada ETF*	1,178	—		(1,178)		—	—	—		(607)	4,244
iShares MSCI EAFE Small-Cap ETF	24,627	7,654		—		32,281	1,852,929	23,516		—	136,595
iShares TIPS Bond ETF	10,594	8,763		(387)		18,970	2,190,845	8,918		668	73,273
Master Total Return Portfolio	$1,266,978	$863,761	(b)	$—		$2,130,739	2,130,739	29,744		21,432	(51,266)

							$51,840,198	$498,791		$1,246,218	$3,634,421

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)	Represents net shares/investment value sold.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

*	No longer held by the LifePath Dynamic Master Portfolio as of period end.

For LifePath Dynamic Master Portfolio compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	5	09/19/19	$978	$3,144
Ultra Long U.S. Treasury Bond	1	09/19/19	178	7,913
E-Mini MSCI EAFE Index	20	09/20/19	1,923	17,878
Russell 2000 E-Mini Index	18	09/20/19	1,410	28,590
S&P 500 E-Mini Index	15	09/20/19	2,208	23,131

				80,656

Short Contracts
10-Year U.S. Treasury Note	16	09/19/19	2,048	(48,375)
10-Year U.S. Ultra Long Treasury	8	09/19/19	1,105	(32,673)

				(81,048)

				$(392)

52	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2035 Master Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	13,000	USD	8,986	BNP Paribas S.A.	07/16/19	$145
AUD	3,000	USD	2,095	Bank of America N.A.	07/16/19	13
AUD	1,000	USD	697	Deutsche Bank AG	07/16/19	5
AUD	3,000	USD	2,078	Deutsche Bank AG	07/16/19	29
AUD	10,000	USD	6,919	Deutsche Bank AG	07/16/19	105
AUD	44,000	USD	30,730	Deutsche Bank AG	07/16/19	176
AUD	4,000	USD	2,781	JPMorgan Chase Bank N.A.	07/16/19	28
AUD	1,000	USD	689	Nomura International PLC	07/16/19	14
AUD	2,000	USD	1,386	Nomura International PLC	07/16/19	18
AUD	7,000	USD	4,847	Standard Chartered Bank	07/16/19	70
AUD	1,000	USD	697	State Street Bank and Trust Co.	07/16/19	6
AUD	2,000	USD	1,394	State Street Bank and Trust Co.	07/16/19	11
AUD	3,000	USD	2,105	State Street Bank and Trust Co.	07/16/19	2
AUD	21,000	USD	14,626	State Street Bank and Trust Co.	07/16/19	125
AUD	22,000	USD	15,436	State Street Bank and Trust Co.	07/16/19	16
CAD	5,000	USD	3,745	Bank of America N.A.	07/16/19	74
CAD	9,000	USD	6,823	Citibank N.A.	07/16/19	52
CAD	5,000	USD	3,714	JPMorgan Chase Bank N.A.	07/16/19	105
CAD	6,000	USD	4,481	Nomura International PLC	07/16/19	103
CAD	1,000	USD	745	Standard Chartered Bank	07/16/19	19
CAD	1,000	USD	754	State Street Bank and Trust Co.	07/16/19	10
CHF	44,000	USD	44,259	JPMorgan Chase Bank N.A.	07/16/19	873
EUR	3,000	USD	3,372	BNP Paribas S.A.	07/16/19	43
EUR	8,000	USD	9,098	Barclays Bank PLC	07/16/19	10
EUR	3,000	USD	3,375	Citibank N.A.	07/16/19	40
EUR	14,000	USD	15,802	Goldman Sachs International	07/16/19	136
EUR	22,000	USD	24,702	Goldman Sachs International	07/16/19	344
EUR	2,000	USD	2,245	JPMorgan Chase Bank N.A.	07/16/19	32
EUR	2,000	USD	2,270	Nomura International PLC	07/16/19	7
EUR	1,000	USD	1,128	Standard Chartered Bank	07/16/19	10
EUR	2,000	USD	2,266	State Street Bank and Trust Co.	07/16/19	11
EUR	6,000	USD	6,796	State Street Bank and Trust Co.	07/16/19	34
EUR	17,000	USD	19,065	State Street Bank and Trust Co.	07/16/19	289
GBP	1,000	USD	1,262	BNP Paribas S.A.	07/16/19	9
GBP	1,000	USD	1,267	BNP Paribas S.A.	07/16/19	4
GBP	6,000	USD	7,566	BNP Paribas S.A.	07/16/19	59
GBP	1,000	USD	1,254	Bank of America N.A.	07/16/19	17
GBP	7,000	USD	8,804	Nomura International PLC	07/16/19	92
GBP	9,000	USD	11,409	Nomura International PLC	07/16/19	29
GBP	12,000	USD	15,183	Standard Chartered Bank	07/16/19	67
HKD	24,000	USD	3,065	Citibank N.A.	07/16/19	8
HKD	33,000	USD	4,208	Citibank N.A.	07/16/19	17
HKD	50,000	USD	6,375	Goldman Sachs International	07/16/19	26
HKD	71,000	USD	9,066	Goldman Sachs International	07/16/19	24
HKD	88,000	USD	11,242	Goldman Sachs International	07/16/19	24
HKD	94,000	USD	11,998	JPMorgan Chase Bank N.A.	07/16/19	36
HKD	23,000	USD	2,934	Nomura International PLC	07/16/19	11
HKD	46,000	USD	5,876	Royal Bank of Canada	07/16/19	13
HKD	3,000	USD	383	State Street Bank and Trust Co.	07/16/19	1
HKD	10,000	USD	1,277	State Street Bank and Trust Co.	07/16/19	4
HKD	38,000	USD	4,846	State Street Bank and Trust Co.	07/16/19	19
HKD	40,000	USD	5,104	State Street Bank and Trust Co.	07/16/19	17
HKD	46,000	USD	5,871	State Street Bank and Trust Co.	07/16/19	19
HKD	65,000	USD	8,300	State Street Bank and Trust Co.	07/16/19	22
HKD	123,000	USD	15,704	State Street Bank and Trust Co.	07/16/19	43
HKD	34,000	USD	4,342	UBS AG	07/16/19	11
HKD	48,000	USD	6,128	UBS AG	07/16/19	17
IDR	323,414,000	USD	22,569	JPMorgan Chase Bank N.A.	07/16/19	298
JPY	1,580,000	USD	14,601	Bank of America N.A.	07/16/19	70
JPY	836,000	USD	7,660	Barclays Bank PLC	07/16/19	103
JPY	810,000	USD	7,477	Deutsche Bank AG	07/16/19	44
JPY	59,000	USD	545	Goldman Sachs International	07/16/19	3
JPY	580,000	USD	5,384	Goldman Sachs International	07/16/19	1
JPY	946,000	USD	8,510	Goldman Sachs International	07/16/19	274
JPY	2,680,000	USD	24,780	Goldman Sachs International	07/16/19	105
JPY	2,031,000	USD	18,770	Nomura International PLC	07/16/19	88
JPY	71,000	USD	646	State Street Bank and Trust Co.	07/16/19	13
JPY	669,000	USD	6,021	State Street Bank and Trust Co.	07/16/19	191

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2035 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	2,124,000	USD	19,100	State Street Bank and Trust Co.	07/16/19	$622
JPY	2,376,000	USD	22,025	State Street Bank and Trust Co.	07/16/19	38
JPY	2,903,000	USD	26,109	State Street Bank and Trust Co.	07/16/19	846
JPY	167,000	USD	1,541	UBS AG	07/16/19	10
NOK	4,000	USD	457	State Street Bank and Trust Co.	07/16/19	12
NOK	5,000	USD	575	State Street Bank and Trust Co.	07/16/19	12
NOK	8,000	USD	918	State Street Bank and Trust Co.	07/16/19	20
SEK	24,000	USD	2,578	Citibank N.A.	07/16/19	9
SEK	17,000	USD	1,800	State Street Bank and Trust Co.	07/16/19	32
SGD	1,000	USD	727	Bank of America N.A.	07/16/19	12
SGD	2,000	USD	1,461	Citibank N.A.	07/16/19	18
SGD	4,000	USD	2,949	JPMorgan Chase Bank N.A.	07/16/19	8
SGD	50,000	USD	36,952	JPMorgan Chase Bank N.A.	07/16/19	13
SGD	2,000	USD	1,476	Standard Chartered Bank	07/16/19	3
SGD	6,000	USD	4,386	State Street Bank and Trust Co.	07/16/19	50
SGD	12,000	USD	8,813	State Street Bank and Trust Co.	07/16/19	58
USD	15,827	AUD	22,000	Bank of America N.A.	07/16/19	374
USD	719	AUD	1,000	State Street Bank and Trust Co.	07/16/19	17
USD	3,522	AUD	5,000	State Street Bank and Trust Co.	07/16/19	10
USD	3,596	AUD	5,000	State Street Bank and Trust Co.	07/16/19	84
USD	4,287	AUD	6,000	State Street Bank and Trust Co.	07/16/19	72
USD	4,297	AUD	6,000	State Street Bank and Trust Co.	07/16/19	83
USD	6,469	AUD	9,000	State Street Bank and Trust Co.	07/16/19	147
USD	48,149	CAD	63,000	State Street Bank and Trust Co.	07/16/19	25
USD	14,370	CHF	14,000	State Street Bank and Trust Co.	07/16/19	10
USD	143,494	EUR	126,000	Deutsche Bank AG	07/16/19	51
USD	1,141	EUR	1,000	State Street Bank and Trust Co.	07/16/19	2
USD	17,065	GBP	13,000	Citibank N.A.	07/16/19	544
USD	71,199	GBP	56,000	State Street Bank and Trust Co.	07/16/19	31
USD	6,361	GBP	5,000	UBS AG	07/16/19	7
USD	113,819	HKD	889,000	BNP Paribas S.A.	07/16/19	5
USD	19,847	HKD	155,000	UBS AG	07/16/19	3
USD	1,759	NOK	15,000	Goldman Sachs International	07/16/19	—
USD	31,977	NOK	272,000	JPMorgan Chase Bank N.A.	07/16/19	76
CAD	985,371	USD	738,298	Nomura International PLC	09/18/19	15,220
EUR	3,155,130	USD	3,583,108	Bank of America N.A.	09/18/19	26,525

						49,783

AUD	66,000	USD	47,120	Citibank N.A.	07/16/19	(762)
AUD	7,000	USD	4,972	Nomura International PLC	07/16/19	(55)
AUD	2,000	USD	1,411	Standard Chartered Bank	07/16/19	(7)
EUR	13,000	USD	14,828	Bank of America N.A.	07/16/19	(28)
EUR	10,000	USD	11,409	Goldman Sachs International	07/16/19	(24)
EUR	1,000	USD	1,140	State Street Bank and Trust Co.	07/16/19	(2)
GBP	1,000	USD	1,295	Bank of America N.A.	07/16/19	(25)
GBP	1,000	USD	1,308	Bank of America N.A.	07/16/19	(37)
GBP	1,000	USD	1,317	Bank of America N.A.	07/16/19	(46)
GBP	2,000	USD	2,629	Bank of America N.A.	07/16/19	(87)
GBP	4,000	USD	5,197	Bank of America N.A.	07/16/19	(113)
GBP	1,000	USD	1,317	Nomura International PLC	07/16/19	(47)
GBP	1,000	USD	1,278	State Street Bank and Trust Co.	07/16/19	(7)
GBP	1,000	USD	1,306	State Street Bank and Trust Co.	07/16/19	(35)
GBP	1,000	USD	1,312	State Street Bank and Trust Co.	07/16/19	(41)
GBP	2,000	USD	2,593	State Street Bank and Trust Co.	07/16/19	(51)
GBP	2,000	USD	2,622	State Street Bank and Trust Co.	07/16/19	(81)
GBP	3,000	USD	3,816	State Street Bank and Trust Co.	07/16/19	(3)
ILS	22,000	USD	6,182	BNP Paribas S.A.	07/16/19	(12)
JPY	84,000	USD	787	Goldman Sachs International	07/16/19	(7)
JPY	557,000	USD	5,196	State Street Bank and Trust Co.	07/16/19	(24)
JPY	718,000	USD	6,670	UBS AG	07/16/19	(3)
NZD	8,000	USD	5,391	JPMorgan Chase Bank N.A.	07/16/19	(15)
SEK	244,000	USD	26,486	Bank of America N.A.	07/16/19	(182)
USD	6,928	AUD	10,000	BNP Paribas S.A.	07/16/19	(96)
USD	14,029	AUD	20,000	Bank of America N.A.	07/16/19	(19)
USD	26,600	AUD	38,000	Nomura International PLC	07/16/19	(91)
USD	2,094	AUD	3,000	State Street Bank and Trust Co.	07/16/19	(13)
USD	75,777	AUD	108,000	State Street Bank and Trust Co.	07/16/19	(81)
USD	5,179	CAD	7,000	Nomura International PLC	07/16/19	(168)
USD	7,453	CAD	10,000	Standard Chartered Bank	07/16/19	(186)

54	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2035 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,959	CHF	3,000	State Street Bank and Trust Co.	07/16/19	$(119)
USD	1,120	EUR	1,000	Bank of America N.A.	07/16/19	(19)
USD	17,918	EUR	16,000	Bank of America N.A.	07/16/19	(297)
USD	7,860	EUR	7,000	JPMorgan Chase Bank N.A.	07/16/19	(110)
USD	7,888	EUR	7,000	Nomura International PLC	07/16/19	(81)
USD	2,237	EUR	2,000	State Street Bank and Trust Co.	07/16/19	(40)
USD	2,248	EUR	2,000	State Street Bank and Trust Co.	07/16/19	(29)
USD	5,625	EUR	5,000	State Street Bank and Trust Co.	07/16/19	(67)
USD	20,416	EUR	18,000	State Street Bank and Trust Co.	07/16/19	(76)
USD	72,638	EUR	64,000	State Street Bank and Trust Co.	07/16/19	(222)
USD	13,866	GBP	11,000	Bank of America N.A.	07/16/19	(113)
USD	3,060	HKD	24,000	Barclays Bank PLC	07/16/19	(13)
USD	6,636	HKD	52,000	Citibank N.A.	07/16/19	(22)
USD	3,697	HKD	29,000	Standard Chartered Bank	07/16/19	(15)
USD	19,134	HKD	150,000	Standard Chartered Bank	07/16/19	(69)
USD	34,234	HKD	268,000	State Street Bank and Trust Co.	07/16/19	(76)
USD	22,509	IDR	323,414,000	Barclays Bank PLC	07/16/19	(358)
USD	2,294	JPY	251,000	Bank of America N.A.	07/16/19	(37)
USD	56,949	JPY	6,303,000	Citibank N.A.	07/16/19	(1,577)
USD	14,630	JPY	1,586,000	JPMorgan Chase Bank N.A.	07/16/19	(97)
USD	15,476	JPY	1,693,000	Standard Chartered Bank	07/16/19	(244)
USD	12,249	JPY	1,359,000	State Street Bank and Trust Co.	07/16/19	(370)
USD	179,263	JPY	19,308,000	State Street Bank and Trust Co.	07/16/19	(20)
USD	685	NOK	6,000	Nomura International PLC	07/16/19	(19)
USD	464	NOK	4,000	State Street Bank and Trust Co.	07/16/19	(5)
USD	13,335	NOK	116,000	State Street Bank and Trust Co.	07/16/19	(269)
USD	1,303	NZD	2,000	Citibank N.A.	07/16/19	(41)
USD	1,343	NZD	2,000	Goldman Sachs International	07/16/19	(1)
USD	1,263	SEK	12,000	BNP Paribas S.A.	07/16/19	(30)
USD	26,625	SEK	247,000	Goldman Sachs International	07/16/19	(3)
USD	728	SGD	1,000	Citibank N.A.	07/16/19	(12)
USD	731	SGD	1,000	Goldman Sachs International	07/16/19	(8)
USD	2,903	SGD	4,000	JPMorgan Chase Bank N.A.	07/16/19	(54)
USD	733	SGD	1,000	Standard Chartered Bank	07/16/19	(6)
USD	39,915	SGD	54,000	Standard Chartered Bank	07/16/19	(7)
USD	1,473	SGD	2,000	State Street Bank and Trust Co.	07/16/19	(6)
USD	3,651	SGD	5,000	State Street Bank and Trust Co.	07/16/19	(46)

						(6,926)

						$42,857

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$72,743	$—	$7,913	$—	$80,656
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	49,783	—	—	49,783

	$—	$—	$72,743	$49,783	$7,913	$—	$130,439

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$81,048	$—	$81,048
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	6,926	—	—	6,926

	$—	$—	$—	$6,926	$81,048	$—	$87,974

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2035 Master Portfolio

For the six months ended June 30, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$297,778	$—	$141,184	$—	$438,962
Forward foreign currency exchange contracts	—	—	—	(109,573)	—	—	(109,573)

	$—	$—	$297,778	$(109,573)	$141,184	—	$329,389

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$240,308	$—	$(95,944)	$—	$144,364
Forward foreign currency exchange contracts	—	—	—	95,339	—	—	95,339

	$—	$—	$240,308	$95,339	$(95,944)	$—	$239,703

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$6,713,450
Average notional value of contracts — shorts	$1,576,250
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$2,589,954
Average amounts sold — in USD	$5,726,237

For more information about the LifePath Dynamic Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Dynamic Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$34,490	$938
Forward foreign currency exchange contracts	49,783	6,926

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$84,273	$7,864
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(34,490)	(938)

Total derivative assets and liabilities subject to an MNA	$49,783	$6,926

The following table presents the LifePath Dynamic Master Portfolio’s derivative assets (and liabilities) by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Asset (b)
Bank of America N.A.	$27,085	$(1,003)	$—	$—	$26,082
Barclays Bank PLC	113	(113)	—	—	—
BNP Paribas S.A.	265	(138)	—	—	127
Citibank N.A.	688	(688)	—	—	—
Deutsche Bank AG	410	—	—	—	410
Goldman Sachs International	937	(43)	—	—	894
JPMorgan Chase Bank N.A.	1,469	(276)	—	—	1,193
Nomura International PLC	15,582	(461)	—	—	15,121
Royal Bank of Canada	13	—	—	—	13
Standard Chartered Bank	169	(169)	—	—	—
State Street Bank and Trust Co.	3,004	(1,683)	—	—	1,321
UBS AG	48	(3)	—	—	45

	$49,783	$(4,577)	$—	$—	$45,206

56	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2035 Master Portfolio

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities (c)
Bank of America N.A.	$1,003	$(1,003)	$—	$—	$—
Barclays Bank PLC	371	(113)	—	—	258
BNP Paribas S.A.	138	(138)	—	—	—
Citibank N.A.	2,414	(688)	—	—	1,726
Goldman Sachs International	43	(43)	—	—	—
JPMorgan Chase Bank N.A.	276	(276)	—	—	—
Nomura International PLC	461	(461)	—	—	—
Standard Chartered Bank	534	(169)	—	—	365
State Street Bank and Trust Co.	1,683	(1,683)	—	—	—
UBS AG	3	(3)	—	—	—

	$6,926	$(4,577)	$—	$—	$2,349

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA
(b)	Net amount represents the net amount receivable from the counterparty in the event of default
(c)	Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarizes the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies
Equity Funds	$9,369,279	$—	$—	$9,369,279
Fixed Income Fund	2,190,845	—	—	2,190,845
Short-Term Securities	4,645,015	—	—	4,645,015
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	1,686,649	332,190	—	2,018,839
Hotels, Restaurants & Leisure	27,768	—	—	27,768
Household Durables	14,460	—	—	14,460
Interactive Media & Services	—	7,619	—	7,619
IT Services	9,663	—	—	9,663
Real Estate Management & Development	110,069	429,571	—	539,640

Subtotal	$18,053,748	$769,380	$—	$18,823,128

Investments Valued at NAV(a)				35,635,059

Total Investments				$54,458,187

Derivative Financial Instruments(b)
Assets:
Forward foreign currency contracts	$—	$49,783	$—	$49,783
Equity contracts	72,743	—	—	72,743
Interest rate contracts	7,913	—	—	7,913
Liabilities:
Forward foreign currency contracts	—	(6,926)	—	(6,926)
Interest rate contracts	(81,048)	—	—	(81,048)

	$(392)	$42,857	$—	$42,465

(a)	Certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (unaudited) June 30, 2019	LifePath Dynamic 2045 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(f) — 93.4%

Equity Funds — 79.2%
Active Stock Master Portfolio	$16,916,011	$16,916,011
BlackRock Advantage Emerging Markets Fund — Class K(a)	331,285	3,455,305
BlackRock Tactical Opportunities Fund — Class K	26,800	367,422
International Tilts Master Portfolio	$5,457,795	5,457,795
iShares Developed Real Estate Index Fund — Class K	10	111
iShares Edge MSCI Multifactor International ETF(b)	31,238	820,310
iShares Edge MSCI Multifactor USA ETF	24,905	790,983
iShares MSCI EAFE Small-Cap ETF(b)	26,266	1,507,668

		29,315,605

Fixed Income Funds — 4.2%
CoreAlpha Bond Master Portfolio	$1,187,049	1,187,049
iShares TIPS Bond ETF	3,269	377,537

		1,564,586

Short-Term Securities — 10.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.50%(c)(d)	863,896	864,328
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.31%(c)	2,842,403	2,842,403

		3,706,731

Total Affiliated Investment Companies — 93.4% (Cost — $31,671,858)		34,586,922

Common Stocks — 6.4%

Equity Real Estate Investment Trusts (REITs) — 5.0%
Activia Properties, Inc.	3	13,058
Alexandria Real Estate Equities, Inc.	433	61,092
alstria office REIT-AG	1,330	21,536
American Homes 4 Rent, Class A	933	22,681
Ascendas Real Estate Investment Trust	9,900	22,844
Assura PLC	17,563	14,230
AvalonBay Communities, Inc.	402	81,678
Boston Properties, Inc.	553	71,337
Canadian Apartment Properties REIT	769	28,398
Capital & Regional PLC	22,662	4,173
CareTrust REIT, Inc.(b)	2,112	50,223
Comforia Residential REIT, Inc.	6	17,224
Derwent London PLC	340	13,464
Dexus	3,719	33,927
Digital Realty Trust, Inc.	208	24,500
Douglas Emmett, Inc.	383	15,259
EPR Properties(b)	412	30,731
Equinix, Inc.(b)	38	19,163
Equity Residential	665	50,487
Extra Space Storage, Inc.	443	47,002
Federal Realty Investment Trust	278	35,795
Gecina SA	118	17,658
GLP J-REIT	17	19,363
Healthcare Trust of America, Inc., Class A	586	16,074
Highwoods Properties, Inc.	755	31,182
Host Hotels & Resorts, Inc.(b)	3,030	55,207
Hudson Pacific Properties, Inc.(b)	653	21,725
Hulic REIT, Inc.	16	27,775
Ichigo Office REIT Investment	14	13,284
Inmobiliaria Colonial Socimi SA	2,785	31,019
Invitation Homes, Inc.	709	18,952

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Japan Rental Housing Investments, Inc.	12	$9,330
Kenedix Office Investment Corp.	3	21,468
Land Securities Group PLC	1,119	11,853
Link REIT	4,500	55,374
Mitsui Fudosan Logistics Park, Inc.	5	17,004
Prologis, Inc.	1,289	103,249
Regency Centers Corp.	702	46,851
Rexford Industrial Realty, Inc.	1,195	48,242
RioCan Real Estate Investment Trust	2,063	40,943
Scentre Group	14,338	38,695
Segro PLC	3,360	31,196
Simon Property Group, Inc.	596	95,217
SL Green Realty Corp.	128	10,287
Spirit Realty Capital, Inc.(b)	1,456	62,113
STAG Industrial, Inc.	615	18,598
Sun Communities, Inc.	410	52,558
UDR, Inc.	1,198	53,778
Unibail-Rodamco-Westfield	227	34,008
Ventas, Inc.	1,148	78,466
VEREIT, Inc.	3,485	31,400
VICI Properties, Inc.	2,046	45,094
Welltower, Inc.	145	11,822

		1,848,587

Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	128	12,510
Marriott International, Inc., Class A	89	12,486

		24,996

Household Durables — 0.0%
Glenveagh Properties PLC(a)(e)	16,424	13,671

Interactive Media & Services — 0.0%
NEXTDC Ltd.(a)	1,501	6,852

IT Services — 0.0%
InterXion Holding NV(a)	113	8,598

Real Estate Management & Development — 1.3%
Aedas Homes SAU(a)(e)	562	13,356
Castellum AB	1,238	23,689
City Developments Ltd.	2,200	15,411
CK Asset Holdings Ltd.	7,500	58,756
Daiwa House Industry Co. Ltd.	400	11,688
Entra ASA(e)	1,741	26,759
Godewind Immobilien AG(a)(e)	2,901	12,238
Grainger PLC	4,720	14,722
LEG Immobilien AG	265	29,887
Lend Lease Group	1,611	14,721
Mitsui Fudosan Co. Ltd.	2,000	48,608
Sumitomo Realty & Development Co. Ltd.	1,000	35,775
Sun Hung Kai Properties Ltd.	1,500	25,448
Swire Properties Ltd.	8,400	33,959
TLG Immobilien AG	956	27,992
Tokyu Fudosan Holdings Corp.	2,193	12,136
Vonovia SE	1,125	53,741

		458,886

Total Common Stock — 6.4% (Cost — $2,032,844)		2,361,590

Total Investments — 99.8% (Cost — $33,704,702)		36,948,512

Other Assets Less Liabilities — 0.2%		62,464

Net Assets — 100.0%		$37,010,976

58	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2045 Master Portfolio

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of security was purchased with the cash collateral from loaned securities.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)

During the six months ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$14,311,152	$2,604,859	(b)	$—	$16,916,011	$16,916,011	$142,364		$857,317	$1,318,624
BlackRock Advantage Emerging Markets Fund — Class K	245,996	101,684		(16,395)	331,285	3,455,305	—		(12,840)	249,959
BlackRock Cash Funds: Institutional, SL Agency Shares	455,840	408,056	(b)	—	863,896	864,328	1,479	(c)	325	10
BlackRock Cash Funds: Treasury, SL Agency Shares	81,017	2,761,386	(b)	—	2,842,403	2,842,403	13,549		—	—
BlackRock Tactical Opportunities Fund — Class K	23,768	3,032		—	26,800	367,422	—		—	1,426
CoreAlpha Bond Master Portfolio	$1,010,090	$176,959	(b)	$—	$1,187,049	1,187,049	21,751		20,200	18,199
International Tilts Master Portfolio	$4,608,540	$849,255	(b)	$—	$5,457,795	5,457,795	104,819		41,817	940,912
iShares Developed Real Estate Index Fund — Class K	—	10		—	10	111	—		—	2
iShares Edge MSCI Multifactor International ETF	31,238	—		—	31,238	820,310	17,221		—	79,657
iShares Edge MSCI Multifactor USA ETF	40,433	1,683		(17,211)	24,905	790,983	9,554		51,748	95,827
iShares MSCI EAFE Small-Cap ETF	17,813	8,453		—	26,266	1,507,668	17,505		—	99,115
iShares TIPS Bond ETF	1,192	2,077		—	3,269	377,537	1,163		—	8,642

						$34,586,922	$329,405		$958,567	$2,812,373

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)

Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For LifePath Dynamic Master Portfolio compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	5	09/19/19	$747	$3,146
Ultra Long U.S. Treasury Bond	1	09/19/19	178	7,913
E-Mini MSCI EAFE Index	16	09/20/19	1,539	13,693
Russell 2000 E-Mini Index	11	09/20/19	862	16,399
S&P 500 E-Mini Index	4	09/20/19	589	8,363

				49,514

Short Contracts
10-Year U.S. Treasury Note	17	09/19/19	2,175	(51,399)
10-Year U.S. Ultra Long Treasury	5	09/19/19	691	(20,420)

				(71,819)

				$(22,305)

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2045 Master Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	13,000	USD	8,986	BNP Paribas S.A.	07/16/19	$145
AUD	2,000	USD	1,396	Bank of America N.A.	07/16/19	8
AUD	1,000	USD	697	Deutsche Bank AG	07/16/19	5
AUD	3,000	USD	2,078	Deutsche Bank AG	07/16/19	29
AUD	10,000	USD	6,919	Deutsche Bank AG	07/16/19	105
AUD	42,000	USD	29,333	Deutsche Bank AG	07/16/19	168
AUD	2,000	USD	1,394	JPMorgan Chase Bank N.A.	07/16/19	11
AUD	4,000	USD	2,781	JPMorgan Chase Bank N.A.	07/16/19	28
AUD	1,000	USD	693	Nomura International PLC	07/16/19	9
AUD	7,000	USD	4,847	Standard Chartered Bank	07/16/19	70
AUD	2,000	USD	1,393	State Street Bank and Trust Co.	07/16/19	12
AUD	2,000	USD	1,403	State Street Bank and Trust Co.	07/16/19	2
AUD	21,000	USD	14,734	State Street Bank and Trust Co.	07/16/19	16
AUD	25,000	USD	17,412	State Street Bank and Trust Co.	07/16/19	148
CAD	5,000	USD	3,745	Citibank N.A.	07/16/19	74
CAD	8,000	USD	6,065	Citibank N.A.	07/16/19	46
CAD	7,000	USD	5,227	Goldman Sachs International	07/16/19	120
CAD	8,000	USD	5,943	JPMorgan Chase Bank N.A.	07/16/19	168
CAD	1,000	USD	754	State Street Bank and Trust Co.	07/16/19	10
CHF	41,000	USD	41,241	JPMorgan Chase Bank N.A.	07/16/19	815
EUR	1,000	USD	1,122	BNP Paribas S.A.	07/16/19	16
EUR	1,000	USD	1,123	BNP Paribas S.A.	07/16/19	16
EUR	21,000	USD	23,580	BNP Paribas S.A.	07/16/19	327
EUR	1,000	USD	1,124	Bank of America N.A.	07/16/19	15
EUR	8,000	USD	9,098	Barclays Bank PLC	07/16/19	10
EUR	4,000	USD	4,501	Citibank N.A.	07/16/19	53
EUR	1,000	USD	1,135	Nomura International PLC	07/16/19	3
EUR	17,000	USD	19,189	Nomura International PLC	07/16/19	165
EUR	1,000	USD	1,131	State Street Bank and Trust Co.	07/16/19	8
EUR	2,000	USD	2,266	State Street Bank and Trust Co.	07/16/19	11
EUR	6,000	USD	6,796	State Street Bank and Trust Co.	07/16/19	34
EUR	17,000	USD	19,065	State Street Bank and Trust Co.	07/16/19	289
GBP	1,000	USD	1,267	BNP Paribas S.A.	07/16/19	4
GBP	1,000	USD	1,254	Bank of America N.A.	07/16/19	17
GBP	1,000	USD	1,270	Bank of America N.A.	07/16/19	1
GBP	6,000	USD	7,566	Nomura International PLC	07/16/19	59
GBP	7,000	USD	8,804	Nomura International PLC	07/16/19	92
GBP	8,000	USD	10,141	Nomura International PLC	07/16/19	26
GBP	13,000	USD	16,448	Standard Chartered Bank	07/16/19	73
GBP	1,000	USD	1,264	State Street Bank and Trust Co.	07/16/19	7
HKD	24,000	USD	3,060	Citibank N.A.	07/16/19	12
HKD	50,000	USD	6,375	Goldman Sachs International	07/16/19	26
HKD	71,000	USD	9,066	Goldman Sachs International	07/16/19	24
HKD	90,000	USD	11,497	Goldman Sachs International	07/16/19	25
HKD	89,000	USD	11,360	JPMorgan Chase Bank N.A.	07/16/19	34
HKD	23,000	USD	2,934	Nomura International PLC	07/16/19	11
HKD	39,000	USD	4,982	Royal Bank of Canada	07/16/19	11
HKD	3,000	USD	383	State Street Bank and Trust Co.	07/16/19	1
HKD	9,000	USD	1,149	State Street Bank and Trust Co.	07/16/19	3
HKD	39,000	USD	4,977	State Street Bank and Trust Co.	07/16/19	16
HKD	41,000	USD	5,231	State Street Bank and Trust Co.	07/16/19	18
HKD	45,000	USD	5,738	State Street Bank and Trust Co.	07/16/19	23
HKD	82,000	USD	10,470	State Street Bank and Trust Co.	07/16/19	28
HKD	194,000	USD	24,769	State Street Bank and Trust Co.	07/16/19	68
HKD	31,000	USD	3,958	UBS AG	07/16/19	10
HKD	48,000	USD	6,128	UBS AG	07/16/19	17
IDR	320,806,000	USD	22,387	JPMorgan Chase Bank N.A.	07/16/19	295
JPY	1,110,000	USD	10,258	Bank of America N.A.	07/16/19	49
JPY	435,000	USD	3,986	Barclays Bank PLC	07/16/19	54
JPY	893,000	USD	8,243	Deutsche Bank AG	07/16/19	49
JPY	59,000	USD	545	Goldman Sachs International	07/16/19	3
JPY	478,000	USD	4,437	Goldman Sachs International	07/16/19	1

60	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2045 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	2,422,000	USD	22,394	Goldman Sachs International	07/16/19	$95
JPY	564,000	USD	5,074	JPMorgan Chase Bank N.A.	07/16/19	163
JPY	1,264,000	USD	11,371	JPMorgan Chase Bank N.A.	07/16/19	366
JPY	2,231,000	USD	20,619	Nomura International PLC	07/16/19	97
JPY	73,000	USD	664	State Street Bank and Trust Co.	07/16/19	14
JPY	2,203,000	USD	20,421	State Street Bank and Trust Co.	07/16/19	35
JPY	2,760,000	USD	24,819	State Street Bank and Trust Co.	07/16/19	808
JPY	2,963,000	USD	26,649	State Street Bank and Trust Co.	07/16/19	864
JPY	84,000	USD	775	UBS AG	07/16/19	5
NOK	4,000	USD	457	State Street Bank and Trust Co.	07/16/19	12
NOK	6,000	USD	690	State Street Bank and Trust Co.	07/16/19	14
NOK	10,000	USD	1,148	State Street Bank and Trust Co.	07/16/19	25
SEK	28,000	USD	3,008	Nomura International PLC	07/16/19	11
SEK	21,000	USD	2,224	State Street Bank and Trust Co.	07/16/19	40
SGD	1,000	USD	727	Bank of America N.A.	07/16/19	12
SGD	2,000	USD	1,461	Citibank N.A.	07/16/19	18
SGD	2,000	USD	1,475	JPMorgan Chase Bank N.A.	07/16/19	4
SGD	50,000	USD	36,952	JPMorgan Chase Bank N.A.	07/16/19	13
SGD	3,000	USD	2,214	Standard Chartered Bank	07/16/19	4
SGD	3,000	USD	2,213	State Street Bank and Trust Co.	07/16/19	5
SGD	7,000	USD	5,116	State Street Bank and Trust Co.	07/16/19	59
SGD	13,000	USD	9,548	State Street Bank and Trust Co.	07/16/19	63
USD	21,582	AUD	30,000	Bank of America N.A.	07/16/19	510
USD	4,287	AUD	6,000	State Street Bank and Trust Co.	07/16/19	72
USD	4,315	AUD	6,000	State Street Bank and Trust Co.	07/16/19	101
USD	9,157	AUD	13,000	State Street Bank and Trust Co.	07/16/19	26
USD	17,259	AUD	24,000	State Street Bank and Trust Co.	07/16/19	402
USD	51,206	CAD	67,000	State Street Bank and Trust Co.	07/16/19	26
USD	15,397	CHF	15,000	State Street Bank and Trust Co.	07/16/19	10
USD	153,730	EUR	135,000	State Street Bank and Trust Co.	07/16/19	42
USD	5,089	GBP	4,000	BNP Paribas S.A.	07/16/19	5
USD	15,751	GBP	12,000	Citibank N.A.	07/16/19	501
USD	2,600	GBP	2,000	Standard Chartered Bank	07/16/19	58
USD	76,284	GBP	60,000	State Street Bank and Trust Co.	07/16/19	32
USD	122,013	HKD	953,000	Barclays Bank PLC	07/16/19	5
USD	18,951	HKD	148,000	UBS AG	07/16/19	3
USD	31,037	NOK	264,000	JPMorgan Chase Bank N.A.	07/16/19	74
USD	1,994	NOK	17,000	Royal Bank of Canada	07/16/19	—
USD	12,730	SEK	117,000	State Street Bank and Trust Co.	07/16/19	117
CAD	851,647	USD	638,105	Deutsche Bank AG	09/18/19	13,153
EUR	2,182,557	USD	2,478,610	Bank of America N.A.	09/18/19	18,349

						40,206

AUD	89,000	USD	63,541	Citibank N.A.	07/16/19	(1,028)
AUD	9,000	USD	6,393	Nomura International PLC	07/16/19	(71)
AUD	2,000	USD	1,411	Standard Chartered Bank	07/16/19	(7)
AUD	1,000	USD	705	State Street Bank and Trust Co.	07/16/19	(3)
EUR	13,000	USD	14,828	Bank of America N.A.	07/16/19	(28)
EUR	9,000	USD	10,268	Goldman Sachs International	07/16/19	(22)
EUR	1,000	USD	1,140	State Street Bank and Trust Co.	07/16/19	(2)
GBP	1,000	USD	1,308	Bank of America N.A.	07/16/19	(37)
GBP	2,000	USD	2,591	Bank of America N.A.	07/16/19	(49)
GBP	2,000	USD	2,629	Bank of America N.A.	07/16/19	(87)
GBP	2,000	USD	2,622	Barclays Bank PLC	07/16/19	(81)
GBP	2,000	USD	2,593	Deutsche Bank AG	07/16/19	(51)
GBP	1,000	USD	1,310	Nomura International PLC	07/16/19	(39)
GBP	1,000	USD	1,317	Nomura International PLC	07/16/19	(46)
GBP	4,000	USD	5,197	Nomura International PLC	07/16/19	(113)
GBP	1,000	USD	1,278	State Street Bank and Trust Co.	07/16/19	(7)
GBP	1,000	USD	1,306	State Street Bank and Trust Co.	07/16/19	(35)
GBP	1,000	USD	1,312	State Street Bank and Trust Co.	07/16/19	(41)
GBP	2,000	USD	2,544	State Street Bank and Trust Co.	07/16/19	(2)

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2045 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ILS	20,000	USD	5,620	BNP Paribas S.A.	07/16/19	$(11)
JPY	84,000	USD	787	Goldman Sachs International	07/16/19	(7)
JPY	557,000	USD	5,196	State Street Bank and Trust Co.	07/16/19	(24)
JPY	718,000	USD	6,670	UBS AG	07/16/19	(3)
NZD	6,000	USD	4,044	JPMorgan Chase Bank N.A.	07/16/19	(11)
SEK	354,000	USD	38,426	Bank of America N.A.	07/16/19	(264)
USD	13,328	AUD	19,000	Bank of America N.A.	07/16/19	(18)
USD	10,392	AUD	15,000	Deutsche Bank AG	07/16/19	(144)
USD	25,900	AUD	37,000	Nomura International PLC	07/16/19	(88)
USD	1,396	AUD	2,000	State Street Bank and Trust Co.	07/16/19	(9)
USD	81,392	AUD	116,000	State Street Bank and Trust Co.	07/16/19	(86)
USD	6,658	CAD	9,000	Nomura International PLC	07/16/19	(217)
USD	8,199	CAD	11,000	Standard Chartered Bank	07/16/19	(204)
USD	1,997	CHF	2,000	JPMorgan Chase Bank N.A.	07/16/19	(54)
USD	2,239	EUR	2,000	Bank of America N.A.	07/16/19	(37)
USD	10,142	EUR	9,000	Nomura International PLC	07/16/19	(104)
USD	24,637	EUR	22,000	Nomura International PLC	07/16/19	(409)
USD	2,232	EUR	2,000	State Street Bank and Trust Co.	07/16/19	(44)
USD	5,621	EUR	5,000	State Street Bank and Trust Co.	07/16/19	(72)
USD	20,416	EUR	18,000	State Street Bank and Trust Co.	07/16/19	(76)
USD	71,490	EUR	63,000	State Street Bank and Trust Co.	07/16/19	(231)
USD	16,387	GBP	13,000	Bank of America N.A.	07/16/19	(134)
USD	10,327	HKD	81,000	Barclays Bank PLC	07/16/19	(43)
USD	3,697	HKD	29,000	Standard Chartered Bank	07/16/19	(15)
USD	24,365	HKD	191,000	Standard Chartered Bank	07/16/19	(88)
USD	6,636	HKD	52,000	State Street Bank and Trust Co.	07/16/19	(22)
USD	27,847	HKD	218,000	State Street Bank and Trust Co.	07/16/19	(62)
USD	22,327	IDR	320,806,000	Barclays Bank PLC	07/16/19	(355)
USD	2,275	JPY	249,000	Bank of America N.A.	07/16/19	(37)
USD	63,210	JPY	6,996,000	Citibank N.A.	07/16/19	(1,751)
USD	22,231	JPY	2,410,000	JPMorgan Chase Bank N.A.	07/16/19	(147)
USD	8,145	JPY	891,000	Standard Chartered Bank	07/16/19	(129)
USD	10,248	JPY	1,137,000	State Street Bank and Trust Co.	07/16/19	(309)
USD	191,901	JPY	20,669,000	State Street Bank and Trust Co.	07/16/19	(20)
USD	685	NOK	6,000	Nomura International PLC	07/16/19	(19)
USD	464	NOK	4,000	State Street Bank and Trust Co.	07/16/19	(5)
USD	12,875	NOK	112,000	State Street Bank and Trust Co.	07/16/19	(260)
USD	1,343	NZD	2,000	Goldman Sachs International	07/16/19	(1)
USD	28,457	SEK	264,000	Goldman Sachs International	07/16/19	(3)
USD	2,421	SEK	23,000	Nomura International PLC	07/16/19	(59)
USD	728	SGD	1,000	Citibank N.A.	07/16/19	(12)
USD	43,611	SGD	59,000	Citibank N.A.	07/16/19	(8)
USD	1,462	SGD	2,000	Goldman Sachs International	07/16/19	(17)
USD	6,532	SGD	9,000	JPMorgan Chase Bank N.A.	07/16/19	(122)
USD	733	SGD	1,000	Standard Chartered Bank	07/16/19	(6)
USD	2,920	SGD	4,000	State Street Bank and Trust Co.	07/16/19	(37)
USD	2,945	SGD	4,000	State Street Bank and Trust Co.	07/16/19	(12)

						(7,535)

						$32,671

62	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2045 Master Portfolio

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$41,601	$—	$7,913	$—	$49,514
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	40,206	—	—	40,206

	$—	$—	$41,601	$40,206	$7,913	$—	$89,720

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$71,819	$—	$71,819
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	7,535	—	—	7,535

	$—	$—	$—	$7,535	$71,819	$—	$79,354

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended June 30, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts		Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$175,753	$		$80,588	$—	$256,341
Forward foreign currency exchange contracts	—	—	—		(80,216)	—	—	(80,216)

	$—	$—	$175,753		$(80,216)	$80,588	$—	$176,125

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$108,936		$—	$(63,906)	$—	$45,030
Forward foreign currency exchange contracts	—	—	—		73,099	—		73,099

	$—	$—	$108,936		$73,099	$(63,906)	$—	$118,129

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$4,088,997
Average notional value of contracts — short	$1,433,047
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$2,128,997
Average amounts sold — in USD	$4,277,179

For more information about the LifePath Dynamic Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Dynamic Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$19,200	$875
Forward foreign currency exchange contracts	40,206	7,535

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$59,406	$8,410
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(19,200)	(875)

Total derivative assets and liabilities subject to an MNA	$40,206	$7,535

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2045 Master Portfolio

The following table presents the LifePath Dynamic Master Portfolio’s derivative assets (and liabilities) by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets (b)
Bank of America N.A.	$18,961	$(691)	$—	$—	$18,270
Barclays Bank PLC	69	(69)	—	—	—
BNP Paribas S.A.	513	(11)	—	—	502
Citibank N.A.	704	(704)	—	—	—
Deutsche Bank AG	13,509	(195)	—	—	13,314
Goldman Sachs International	294	(50)	—	—	244
JPMorgan Chase Bank N.A.	1,971	(334)	—	—	1,637
Nomura International PLC	473	(473)	—	—	—
Royal Bank of Canada	11	—	—	—	11
Standard Chartered Bank	205	(205)	—	—	—
State Street Bank and Trust Co.	3,461	(1,359)	—	—	2,102
UBS AG	35	(3)	—	—	32

	$40,206	$(4,094)	$—	$—	$36,112

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities (c)
Bank of America N.A.	$691	$(691)	$—	$—	$—
Barclays Bank PLC	479	(69)	—	—	410
BNP Paribas S.A.	11	(11)	—	—	—
Citibank N.A.	2,799	(704)	—	—	2,095
Deutsche Bank AG	195	(195)	—	—	—
Goldman Sachs International	50	(50)	—	—	—
JPMorgan Chase Bank N.A.	334	(334)	—	—	—
Nomura International PLC	1,165	(473)	—	—	692
Standard Chartered Bank	449	(205)	—	—	244
State Street Bank and Trust Co.	1,359	(1,359)	—	—	—
UBS AG	3	(3)	—	—	—

	$7,535	$(4,094)	$—	$—	$3,441

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to counterparty in the event of default.

64	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2045 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investments Companies
Equity Funds	$6,941,799	$—	$—	$6,941,799
Fixed Income Fund	377,537	—	—	377,537
Short-Term Securities	3,706,731	—	—	3,706,731
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	1,552,599	295,988	—	1,848,587
Hotels, Restaurants & Leisure	24,996	—	—	24,996
Household Durables	13,671	—	—	13,671
Interactive Media & Services	—	6,852	—	6,852
IT Services	8,598	—	—	8,598
Real Estate Management & Development	68,308	390,578	—	458,886

Subtotal	$12,694,239	$693,418	$—	$13,387,657

Investments Valued at NAV(a)				23,560,855

Total Investments				$36,948,512

Derivative Financial Instruments(b)
Assets:
Forward foreign currency contracts	$—	$40,206	$—	$40,206
Interest rate contracts	7,913	—	—	7,913
Equity contracts	41,601	—	—	41,601
Liabilities:
Forward foreign currency contracts	—	(7,535)	—	(7,535)
Interest rate contracts	(71,819)	—	—	(71,819)

	$(22,305)	$32,671	$—	$10,366

(a)	Certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (unaudited) June 30, 2019	LifePath Dynamic 2055 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(f) — 92.3%

Equity Funds — 81.6%
Active Stock Master Portfolio	$10,210,103	$10,210,103
BlackRock Advantage Emerging Markets Fund — Class K(a)	214,048	2,232,519
International Tilts Master Portfolio	$3,353,778	3,353,778
iShares Developed Real Estate Index Fund — Class K	10	111
iShares Edge MSCI Multifactor International ETF	18,468	484,970
iShares Edge MSCI Multifactor USA ETF	35,316	1,121,636
iShares MSCI Canada ETF(b)	4,986	142,699
iShares MSCI EAFE Small-Cap ETF	18,600	1,067,640

		18,613,456

Fixed Income Funds — 1.1%
CoreAlpha Bond Master Portfolio	$226,702	226,702
iShares TIPS Bond ETF	216	24,946

		251,648

Short-Term Securities — 9.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.50%(c)(d)	146,912	146,985
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.31%(c)	2,034,285	2,034,285

		2,181,270

Total Affiliated Investment Companies — 92.3% (Cost — $19,467,188)		21,046,374

Common Stocks — 6.5%

Equity Real Estate Investment Trusts (REITs) — 5.0%
Activia Properties, Inc.	2	8,705
Alexandria Real Estate Equities, Inc.	273	38,518
alstria office REIT-AG	840	13,602
American Homes 4 Rent, Class A	589	14,319
Ascendas Real Estate Investment Trust	6,200	14,306
Assura PLC	11,092	8,987
AvalonBay Communities, Inc.	254	51,608
Boston Properties, Inc.(d)	349	45,021
Canadian Apartment Properties REIT	485	17,910
Capital & Regional PLC	13,403	2,468
CareTrust REIT, Inc.	1,334	31,723
Comforia Residential REIT, Inc.	4	11,483
Derwent London PLC	215	8,514
Dexus	2,349	21,429
Digital Realty Trust, Inc.	131	15,431
Douglas Emmett, Inc.	242	9,641
EPR Properties	260	19,393
Equinix, Inc.(d)	24	12,103
Equity Residential	420	31,886
Extra Space Storage, Inc.	280	29,708
Federal Realty Investment Trust	176	22,662
Gecina SA	73	10,924
GLP J-REIT	11	12,529
Healthcare Trust of America, Inc., Class A	370	10,149
Highwoods Properties, Inc.	477	19,700
Host Hotels & Resorts, Inc.	1,914	34,873
Hudson Pacific Properties, Inc.(d)	412	13,707
Hulic REIT, Inc.	10	17,359
Ichigo Office REIT Investment	9	8,540
Invitation Homes, Inc.	448	11,975
Japan Rental Housing Investments, Inc.	7	5,442

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Kenedix Office Investment Corp.	2	$14,312
Land Securities Group PLC	707	7,489
Link REIT	3,000	36,916
Mitsui Fudosan Logistics Park, Inc.	3	10,203
Prologis, Inc.	814	65,201
Regency Centers Corp.	443	29,566
Rexford Industrial Realty, Inc.	754	30,439
RioCan Real Estate Investment Trust	1,303	25,860
Scentre Group	9,055	24,437
Segro PLC	2,122	19,702
Simon Property Group, Inc.	376	60,070
SL Green Realty Corp.	79	6,349
Spirit Realty Capital, Inc.(b)	920	39,247
STAG Industrial, Inc.	388	11,733
Sun Communities, Inc.	259	33,201
UDR, Inc.	756	33,937
Unibail-Rodamco-Westfield	143	21,423
Ventas, Inc.(b)	725	49,554
VEREIT, Inc.(b)(d)	2,201	19,831
VICI Properties, Inc.	1,292	28,476
Welltower, Inc.(b)	92	7,501

		1,150,062

Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.(d)	81	7,917
Marriott International, Inc., Class A	56	7,856

		15,773

Household Durables — 0.0%
Glenveagh Properties PLC(a)(e)	10,198	8,488

Interactive Media & Services — 0.0%
NEXTDC Ltd.(a)	948	4,327

IT Services — 0.0%
InterXion Holding NV(a)	71	5,403

Real Estate Management & Development — 1.4%
Aedas Homes SAU(a)(e)	353	8,389
Castellum AB	782	14,963
City Developments Ltd.	1,400	9,807
CK Asset Holdings Ltd.	4,500	35,253
Daiwa House Industry Co. Ltd.	300	8,766
Entra ASA(e)	1,100	16,907
Godewind Immobilien AG(a)(e)	1,832	7,729
Grainger PLC	2,981	9,298
Inmobiliaria Colonial Socimi SA	1,759	19,592
LEG Immobilien AG	167	18,835
Lend Lease Group	1,017	9,293
Mitsui Fudosan Co. Ltd.	1,300	31,595
Sumitomo Realty & Development Co. Ltd.	600	21,465
Sun Hung Kai Properties Ltd.	1,000	16,965
Swire Properties Ltd.	5,400	21,831
TLG Immobilien AG	604	17,685
Tokyu Fudosan Holdings Corp.	1,430	7,914
Vonovia SE	711	33,964

		310,251

Total Common Stock — 6.5% (Cost — $1,289,142)		1,494,304

Total Investments — 98.8% (Cost — $20,756,330)		22,540,678

Other Assets Less Liabilities — 1.2%		262,312

Net Assets — 100.0%		$22,802,990

66	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2055 Master Portfolio

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of security was purchased with the cash collateral from loaned securities.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)

During the six months ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Lifepath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Lifepath Dynamic Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$7,607,800	$2,602,303	(b)	$—	$10,210,103	$10,210,103	$80,205		$500,350	$658,163
BlackRock Advantage Emerging Markets Fund — Class K	149,850	64,198	(b)	—	214,048	2,232,519	—		(822)	144,910
BlackRock Cash Funds: Institutional, SL Agency Shares	129,439	17,473	(b)	—	146,912	146,985	939	(c)	293	13
BlackRock Cash Funds: Treasury, SL Agency Shares	344,109	1,690,176	(b)	—	2,034,285	2,034,285	11,640		—	—
CoreAlpha Bond Master Portfolio	$195,395	$31,307	(b)	$—	$226,702	226,702	3,278		3,097	7,783
International Tilts Master Portfolio	$2,731,807	$621,971	(b)	$—	$3,353,778	3,353,778	62,618		25,157	563,044
iShares Developed Real Estate Index Fund	—	10		—	10	111	—		—	2
iShares Edge MSCI Multifactor International ETF	18,468	—		—	18,468	484,970	10,181		—	47,093
iShares Edge MSCI Multifactor USA ETF	33,447	1,869		—	35,316	1,121,636	8,955		—	132,726
iShares MSCI Canada ETF	4,986	—		—	4,986	142,699	1,262		—	23,235
iShares MSCI EAFE Small-Cap ETF	12,729	5,871		—	18,600	1,067,640	12,498		—	72,016
iShares TIPS Bond ETF	—	216		—	216	24,946	36		—	127

						$21,046,374	$191,612		$528,075	$1,649,112

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)

Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For LifePath Dynamic Master Portfolio compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	2	09/19/19	$299	$1,255
E-Mini MSCI EAFE Index	12	09/20/19	1,154	11,097
Russell 2000 E-Mini Index	7	09/20/19	548	10,644
S&P 500 E-Mini Index	2	09/20/19	294	(1,259)

				$21,737

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	2,000	USD	1,396	BNP Paribas S.A.	07/16/19	$8
AUD	8,000	USD	5,530	BNP Paribas S.A.	07/16/19	89
AUD	2,000	USD	1,385	Deutsche Bank AG	07/16/19	20
AUD	6,000	USD	4,151	Deutsche Bank AG	07/16/19	63
AUD	27,000	USD	18,857	Deutsche Bank AG	07/16/19	108

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2055 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	3,000	USD	2,086	JPMorgan Chase Bank N.A.	07/16/19	$21
AUD	1,000	USD	693	Nomura International PLC	07/16/19	9
AUD	4,000	USD	2,770	Standard Chartered Bank	07/16/19	40
AUD	1,000	USD	697	State Street Bank and Trust Co.	07/16/19	6
AUD	1,000	USD	697	State Street Bank and Trust Co.	07/16/19	6
AUD	2,000	USD	1,403	State Street Bank and Trust Co.	07/16/19	2
AUD	13,000	USD	9,121	State Street Bank and Trust Co.	07/16/19	10
AUD	14,000	USD	9,751	State Street Bank and Trust Co.	07/16/19	83
CAD	3,000	USD	2,247	Bank of America N.A.	07/16/19	45
CAD	5,000	USD	3,790	Citibank N.A.	07/16/19	29
CAD	1,000	USD	745	Deutsche Bank AG	07/16/19	19
CAD	6,000	USD	4,481	Goldman Sachs International	07/16/19	103
CAD	4,000	USD	2,970	JPMorgan Chase Bank N.A.	07/16/19	86
CHF	26,000	USD	26,153	JPMorgan Chase Bank N.A.	07/16/19	517
EUR	2,000	USD	2,244	BNP Paribas S.A.	07/16/19	32
EUR	13,000	USD	14,597	BNP Paribas S.A.	07/16/19	203
EUR	5,000	USD	5,686	Barclays Bank PLC	07/16/19	6
EUR	2,000	USD	2,250	Citibank N.A.	07/16/19	27
EUR	1,000	USD	1,135	Nomura International PLC	07/16/19	3
EUR	14,000	USD	15,803	Nomura International PLC	07/16/19	135
EUR	3,000	USD	3,372	Standard Chartered Bank	07/16/19	43
EUR	1,000	USD	1,131	State Street Bank and Trust Co.	07/16/19	8
EUR	1,000	USD	1,133	State Street Bank and Trust Co.	07/16/19	6
EUR	3,000	USD	3,398	State Street Bank and Trust Co.	07/16/19	17
EUR	10,000	USD	11,215	State Street Bank and Trust Co.	07/16/19	170
GBP	4,000	USD	5,044	Nomura International PLC	07/16/19	39
GBP	5,000	USD	6,288	Nomura International PLC	07/16/19	66
GBP	5,000	USD	6,338	Nomura International PLC	07/16/19	16
GBP	7,000	USD	8,857	Standard Chartered Bank	07/16/19	39
HKD	9,000	USD	1,147	Citibank N.A.	07/16/19	5
HKD	25,000	USD	3,188	Citibank N.A.	07/16/19	13
HKD	11,000	USD	1,402	Goldman Sachs International	07/16/19	6
HKD	22,000	USD	2,811	Goldman Sachs International	07/16/19	6
HKD	47,000	USD	6,001	Goldman Sachs International	07/16/19	16
HKD	54,000	USD	6,892	JPMorgan Chase Bank N.A.	07/16/19	21
HKD	15,000	USD	1,913	Nomura International PLC	07/16/19	7
HKD	19,000	USD	2,427	Royal Bank of Canada	07/16/19	5
HKD	1,000	USD	128	State Street Bank and Trust Co.	07/16/19	—
HKD	26,000	USD	3,318	State Street Bank and Trust Co.	07/16/19	10
HKD	27,000	USD	3,445	State Street Bank and Trust Co.	07/16/19	12
HKD	32,000	USD	4,081	State Street Bank and Trust Co.	07/16/19	16
HKD	74,000	USD	9,449	State Street Bank and Trust Co.	07/16/19	25
HKD	89,000	USD	11,363	State Street Bank and Trust Co.	07/16/19	31
HKD	17,000	USD	2,171	UBS AG	07/16/19	6
HKD	24,000	USD	3,064	UBS AG	07/16/19	8
IDR	195,462,000	USD	13,640	JPMorgan Chase Bank N.A.	07/16/19	180
JPY	770,000	USD	7,116	Bank of America N.A.	07/16/19	34
JPY	333,000	USD	3,051	Barclays Bank PLC	07/16/19	41
JPY	84,000	USD	775	Citibank N.A.	07/16/19	5
JPY	34,000	USD	314	Goldman Sachs International	07/16/19	2
JPY	100,000	USD	928	Goldman Sachs International	07/16/19	—
JPY	1,297,000	USD	11,992	Goldman Sachs International	07/16/19	51
JPY	1,002,000	USD	9,010	JPMorgan Chase Bank N.A.	07/16/19	294
JPY	1,297,000	USD	11,668	JPMorgan Chase Bank N.A.	07/16/19	375
JPY	1,143,000	USD	10,564	Nomura International PLC	07/16/19	50
JPY	41,000	USD	373	State Street Bank and Trust Co.	07/16/19	8
JPY	1,239,000	USD	11,143	State Street Bank and Trust Co.	07/16/19	361
JPY	2,402,000	USD	22,266	State Street Bank and Trust Co.	07/16/19	38
JPY	641,000	USD	5,915	UBS AG	07/16/19	37
NOK	3,000	USD	343	State Street Bank and Trust Co.	07/16/19	9
NOK	3,000	USD	345	State Street Bank and Trust Co.	07/16/19	7
NOK	5,000	USD	574	State Street Bank and Trust Co.	07/16/19	12

68	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2055 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	24,000	USD	2,578	Citibank N.A.	07/16/19	$9
SEK	6,000	USD	635	State Street Bank and Trust Co.	07/16/19	11
SGD	2,000	USD	1,475	JPMorgan Chase Bank N.A.	07/16/19	4
SGD	30,000	USD	22,171	JPMorgan Chase Bank N.A.	07/16/19	8
SGD	2,000	USD	1,476	Standard Chartered Bank	07/16/19	3
SGD	3,000	USD	2,213	State Street Bank and Trust Co.	07/16/19	5
SGD	5,000	USD	3,655	State Street Bank and Trust Co.	07/16/19	42
SGD	7,000	USD	5,141	State Street Bank and Trust Co.	07/16/19	34
USD	8,633	AUD	12,000	Bank of America N.A.	07/16/19	204
USD	719	AUD	1,000	State Street Bank and Trust Co.	07/16/19	17
USD	1,438	AUD	2,000	State Street Bank and Trust Co.	07/16/19	34
USD	2,858	AUD	4,000	State Street Bank and Trust Co.	07/16/19	48
USD	2,865	AUD	4,000	State Street Bank and Trust Co.	07/16/19	55
USD	4,226	AUD	6,000	State Street Bank and Trust Co.	07/16/19	12
USD	4,312	AUD	6,000	State Street Bank and Trust Co.	07/16/19	98
USD	30,571	CAD	40,000	State Street Bank and Trust Co.	07/16/19	16
USD	9,238	CHF	9,000	State Street Bank and Trust Co.	07/16/19	6
USD	92,239	EUR	81,000	Goldman Sachs International	07/16/19	26
USD	10,501	GBP	8,000	Citibank N.A.	07/16/19	334
USD	3,816	GBP	3,000	Deutsche Bank AG	07/16/19	4
USD	2,600	GBP	2,000	Standard Chartered Bank	07/16/19	58
USD	47,042	GBP	37,000	State Street Bank and Trust Co.	07/16/19	21
USD	73,361	HKD	573,000	Barclays Bank PLC	07/16/19	3
USD	11,780	HKD	92,000	UBS AG	07/16/19	2
USD	1,173	NOK	10,000	Goldman Sachs International	07/16/19	—
USD	18,808	NOK	160,000	JPMorgan Chase Bank N.A.	07/16/19	43
USD	672	NZD	1,000	Goldman Sachs International	07/16/19	—
CAD	361,708	USD	271,003	Nomura International PLC	09/18/19	5,597
EUR	1,304,837	USD	1,481,832	Bank of America N.A.	09/18/19	10,970

						21,429

AUD	38,000	USD	27,133	Citibank N.A.	07/16/19	(442)
AUD	9,000	USD	6,393	Nomura International PLC	07/16/19	(71)
AUD	1,000	USD	706	Standard Chartered Bank	07/16/19	(3)
EUR	8,000	USD	9,125	Bank of America N.A.	07/16/19	(18)
EUR	4,000	USD	4,563	Goldman Sachs International	07/16/19	(10)
GBP	1,000	USD	1,295	Bank of America N.A.	07/16/19	(25)
GBP	1,000	USD	1,308	Bank of America N.A.	07/16/19	(37)
GBP	1,000	USD	1,314	Bank of America N.A.	07/16/19	(43)
GBP	1,000	USD	1,311	Barclays Bank PLC	07/16/19	(40)
GBP	1,000	USD	1,296	Deutsche Bank AG	07/16/19	(26)
GBP	1,000	USD	1,277	Nomura International PLC	07/16/19	(6)
GBP	1,000	USD	1,310	Nomura International PLC	07/16/19	(39)
GBP	1,000	USD	1,317	Nomura International PLC	07/16/19	(47)
GBP	5,000	USD	6,496	Nomura International PLC	07/16/19	(142)
GBP	1,000	USD	1,312	State Street Bank and Trust Co.	07/16/19	(41)
GBP	2,000	USD	2,544	State Street Bank and Trust Co.	07/16/19	(2)
ILS	11,000	USD	3,091	BNP Paribas S.A.	07/16/19	(6)
JPY	473,000	USD	4,412	State Street Bank and Trust Co.	07/16/19	(20)
JPY	719,000	USD	6,679	UBS AG	07/16/19	(3)
NZD	3,000	USD	2,022	JPMorgan Chase Bank N.A.	07/16/19	(6)
SEK	143,000	USD	15,525	Bank of America N.A.	07/16/19	(109)
USD	5,542	AUD	8,000	Bank of America N.A.	07/16/19	(77)
USD	8,417	AUD	12,000	Bank of America N.A.	07/16/19	(11)
USD	16,100	AUD	23,000	Nomura International PLC	07/16/19	(55)
USD	1,396	AUD	2,000	State Street Bank and Trust Co.	07/16/19	(9)
USD	49,116	AUD	70,000	State Street Bank and Trust Co.	07/16/19	(52)
USD	3,699	CAD	5,000	Nomura International PLC	07/16/19	(120)
USD	6,708	CAD	9,000	Standard Chartered Bank	07/16/19	(167)
USD	1,972	CHF	2,000	State Street Bank and Trust Co.	07/16/19	(79)
USD	1,124	EUR	1,000	BNP Paribas S.A.	07/16/19	(15)
USD	12,317	EUR	11,000	Bank of America N.A.	07/16/19	(206)

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2055 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,614	EUR	5,000	JPMorgan Chase Bank N.A.	07/16/19	$(78)
USD	10,142	EUR	9,000	Nomura International PLC	07/16/19	(104)
USD	1,119	EUR	1,000	State Street Bank and Trust Co.	07/16/19	(20)
USD	3,375	EUR	3,000	State Street Bank and Trust Co.	07/16/19	(40)
USD	12,476	EUR	11,000	State Street Bank and Trust Co.	07/16/19	(47)
USD	43,121	EUR	38,000	State Street Bank and Trust Co.	07/16/19	(139)
USD	8,824	GBP	7,000	Bank of America N.A.	07/16/19	(72)
USD	7,150	HKD	56,000	Barclays Bank PLC	07/16/19	(20)
USD	1,658	HKD	13,000	Deutsche Bank AG	07/16/19	(7)
USD	893	HKD	7,000	Standard Chartered Bank	07/16/19	(4)
USD	13,139	HKD	103,000	Standard Chartered Bank	07/16/19	(48)
USD	3,445	HKD	27,000	State Street Bank and Trust Co.	07/16/19	(11)
USD	11,497	HKD	90,000	State Street Bank and Trust Co.	07/16/19	(26)
USD	13,604	IDR	195,462,000	Barclays Bank PLC	07/16/19	(216)
USD	2,485	JPY	272,000	Bank of America N.A.	07/16/19	(40)
USD	34,150	JPY	3,780,000	Citibank N.A.	07/16/19	(949)
USD	11,023	JPY	1,195,000	JPMorgan Chase Bank N.A.	07/16/19	(73)
USD	6,280	JPY	687,000	Standard Chartered Bank	07/16/19	(99)
USD	7,292	JPY	809,000	State Street Bank and Trust Co.	07/16/19	(220)
USD	115,591	JPY	12,450,000	State Street Bank and Trust Co.	07/16/19	(13)
USD	7,932	NOK	69,000	BNP Paribas S.A.	07/16/19	(161)
USD	342	NOK	3,000	Nomura International PLC	07/16/19	(9)
USD	348	NOK	3,000	State Street Bank and Trust Co.	07/16/19	(4)
USD	350	NOK	3,000	State Street Bank and Trust Co.	07/16/19	(2)
USD	1,158	SEK	11,000	Goldman Sachs International	07/16/19	(28)
USD	17,031	SEK	158,000	Goldman Sachs International	07/16/19	(2)
USD	731	SGD	1,000	Goldman Sachs International	07/16/19	(8)
USD	2,903	SGD	4,000	JPMorgan Chase Bank N.A.	07/16/19	(54)
USD	733	SGD	1,000	Standard Chartered Bank	07/16/19	(6)
USD	25,871	SGD	35,000	Standard Chartered Bank	07/16/19	(5)
USD	728	SGD	1,000	State Street Bank and Trust Co.	07/16/19	(12)
USD	730	SGD	1,000	State Street Bank and Trust Co.	07/16/19	(9)
USD	2,945	SGD	4,000	State Street Bank and Trust Co.	07/16/19	(12)

						(4,465)

						$16,964

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures Contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$22,996	$—	$—	$—	$22,996
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency contracts	—	—	—	21,429	—	—	21,429

	$—	$—	$22,996	$21,429	$—	$—	$44,425

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$1,259	$—	$—	$—	$1,259
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency contracts	—	—	—	4,465	—	—	4,465

	$—	$—	$1,259	$4,465	$—	$—	$5,724

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only Current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in the accumulated earnings (loss).

70	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2055 Master Portfolio

For the period ended June 30, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$47,161	$—	$—	$—	$47,161
Forward foreign currency exchange contracts	—	—	—	(42,075)	—	—	(42,075)

	$—	$—	$47,161	$(42,075)	$—	$—	$5,086

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$40,808	$—	$—	$—	$40,808
Forward foreign currency exchange contracts	—	—	—	35,203	—	—	35,203

	$—	$—	$40,808	$35,203	$—	$—	$76,011

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,577,297
Average notional value of contracts — Short	$—	(a)
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$1,203,073
Average amounts sold — in USD	$2,378,356

(a)	Derivative not held at quarter-end. The risk exposure table serves as an indicator of activity during the period.

For more information about the Lifepath Dynamic Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to financial statements.

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Dynamic Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$12,079	$—
Forward foreign currency exchange contracts	21,429	4,465

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$33,508	$4,465
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(12,079)	—

Total derivative assets and liabilities subject to an MNA	$21,429	$4,465

The following table presents the LifePath Dynamic Master Portfolio’s derivative assets (and liabilities) by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets (b)
Bank of America N.A.	$11,253	$(638)	$—	$—	$10,615
Barclays Bank PLC	50	(50)	—	—	—
BNP Paribas S.A.	332	(182)	—	—	150
Citibank N.A.	422	(422)	—	—	—
Deutsche Bank AG	214	(33)	—	—	181
Goldman Sachs International	210	(48)	—	—	162
JPMorgan Chase Bank N.A.	1,549	(211)	—	—	1,338
Nomura International PLC	5,922	(593)	—	—	5,329
Royal Bank of Canada	5	—	—	—	5
Standard Chartered Bank	183	(183)	—	—	—
State Street Bank and Trust Co.	1,236	(758)	—	—	478
UBS AG	53	(3)	—	—	50

	$21,429	$(3,121)	$—	$—	$18,308

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath Dynamic 2055 Master Portfolio

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities (c)
Bank of America N.A.	$638	$(638)	$—	$—	$—
Barclays Bank PLC	276	(50)	—	—	226
BNP Paribas S.A.	182	(182)	—	—	—
Citibank N.A.	1,391	(422)	—	—	969
Deutsche Bank AG	33	(33)	—	—	—
Goldman Sachs International	48	(48)	—	—	—
JPMorgan Chase Bank N.A.	211	(211)	—	—	—
Nomura International PLC	593	(593)	—	—	—
Standard Chartered Bank	332	(183)	—	—	149
State Street Bank and Trust Co.	758	(758)	—	—	—
UBS AG	3	(3)	—	—	—

	$4,465	$(3,121)	$—	$—	$1,344

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investments Companies
Equity Funds	$5,049,575	$—	$—	$5,049,575
Fixed Income Fund	24,946	—	—	24,946
Short-Term Securities	2,181,270	—	—	2,181,270
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	961,248	188,814	—	1,150,062
Hotels, Restaurants & Leisure	15,773	—	—	15,773
Household Durables	8,488	—	—	8,488
Interactive Media & Services	—	4,327	—	4,327
IT Services	5,403	—	—	5,403
Real Estate Management & Development	62,693	247,558	—	310,251

Subtotal	$8,309,396	$440,699	$—	$8,750,095

Investments Valued at NAV(a)				13,790,583

Total Investments				$22,540,678

Derivative Financial Instruments(b)
Assets:
Forward foreign currency contracts	$—	$21,429	$—	$21,429
Equity contracts	22,996	—	—	22,996
Liabilities:
Forward foreign currency contracts	—	(4,465)	—	(4,465)
Equity Contracts	(1,259)	—	—	(1,259)

	$21,737	$16,964	$—	$38,701

(a)	Certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

72	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited)

June 30, 2019

	LifePath Dynamic 2025 Master Portfolio	LifePath Dynamic 2035 Master Portfolio	LifePath Dynamic 2045 Master Portfolio	LifePath Dynamic 2055 Master Portfolio

ASSETS
Investments at value — unaffiliated(a)	$1,599,518	$2,617,989	$2,361,590	$1,494,304
Investments at value — affiliated(b)(c)	57,230,571	51,840,198	34,586,922	21,046,374
Cash pledged for futures contracts	268,000	268,000	152,000	83,000
Foreign currency at value(d)	74,053	86,146	78,710	36,647
Receivables:
Investments sold	1,235,130	2,078,024	1,665,500	909,813
Securities lending income — affiliated	167	174	116	75
Contributions from investors	—	—	100,882	—
Dividends — affiliated	2,818	3,748	2,214	2,134
Dividends — unaffiliated	10,946	21,900	20,577	12,947
From the Manager	2,611	579	1,176	2,519
Variation margin on futures contracts	36,800	34,490	19,200	12,079
Unrealized appreciation on forward foreign currency exchange contracts	45,110	49,783	40,206	21,429

Total assets	60,505,724	57,001,031	39,029,093	23,621,321

LIABILITIES
Bank overdraft	—	—	—	1,000
Cash collateral on securities loaned at value	1,212,862	746,504	864,336	146,945
Payables:
Investments purchased	426,023	1,576,704	1,136,878	636,908
Investment advisory fees	2,227	—	—	762
Trustees’ fees	961	905	877	747
Professional fees	7,620	7,610	7,616	7,605
Variation margin on futures contracts	1,188	938	875	—
Withdrawals to investors	234,457	611,135	—	19,899
Unrealized depreciation on forward foreign currency exchange contracts	3,199	6,926	7,535	4,465

Total liabilities	1,888,537	2,950,722	2,018,117	818,331

NET ASSETS	$58,617,187	$54,050,309	$37,010,976	$22,802,990

NET ASSETS CONSIST OF
Investors’ capital	$54,823,369	$49,971,625	$33,754,836	$20,979,034
Net unrealized appreciation (depreciation)	3,793,818	4,078,684	3,256,140	1,823,956

Net Assets	$58,617,187	$54,050,309	$37,010,976	$22,802,990

(a) Investments at cost — unaffiliated	$1,386,365	$2,264,651	$2,032,844	$1,289,142
(c) Investments at cost — affiliated	$53,687,595	$48,159,451	$31,671,858	$19,467,188
(b) Securities loaned at value	$1,193,546	$733,671	$853,402	$143,329
(d) Foreign currency at cost	$72,522	$84,316	$77,024	$35,919

See notes to financial statements.

FINANCIAL STATEMENTS	73

Statements of Operations  (unaudited)

Six Months Ended June 30, 2019

	LifePath Dynamic 2025 Master Portfolio	LifePath Dynamic 2035 Master Portfolio	LifePath Dynamic 2045 Master Portfolio	LifePath Dynamic 2055 Master Portfolio

INVESTMENT INCOME
Dividends — affiliated	$78,178	$69,270	$58,992	$44,572
Dividends — unaffiliated	44,618	85,781	83,256	50,035
Securities lending income — affiliated — net	1,769	2,424	1,479	939
Foreign taxes withheld	(2,504)	(4,984)	(4,893)	(2,929)
Net investment income allocated from the applicable Underlying Master Portfolios:
Dividends — affiliated	257,701	304,832	252,208	145,703
Interest	339,980	161,028	45,055	16,034
Expenses	(64,752)	(63,304)	(47,502)	(26,388)
Fees waived	22,300	24,541	19,173	10,752

Total investment income	677,290	579,588	407,768	238,718

EXPENSES
Investment advisory	92,849	84,893	59,172	34,506
Trustees	5,677	5,589	5,469	5,290
Professional	7,621	7,621	7,611	7,609

Total expenses	106,147	98,103	72,252	47,405
Less fees waived and/or reimbursed by the Manager	(93,420)	(86,399)	(64,028)	(42,855)

Total expenses after fees waived and/or reimbursed	12,727	11,704	8,224	4,550

Net investment income	664,563	567,884	399,544	234,168

REALIZED AND UNREALIZED LOSS
Net realized gain (loss) from:
Investments — unaffiliated	266,627	351,676	295,634	140,145
Investments — affiliated	17,902	18,444	39,233	(529)
Futures contracts	460,704	438,962	256,341	47,161
Forward foreign currency exchange contracts	(112,358)	(109,573)	(80,216)	(42,075)
Foreign currency transactions	768	1,956	2,295	1,156
Allocation from the applicable Underlying Master Portfolios from investments, futures contracts, forward foreign currency exchange contracts and swaps(a)	1,174,638	1,227,774	919,334	528,604

	1,808,281	1,929,239	1,432,621	674,462

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	234,501	427,534	397,578	250,886
Investments — affiliated	647,008	730,558	534,638	420,122
Futures contracts	187,899	144,364	45,030	40,808
Forward foreign currency exchange contracts	85,949	95,339	73,099	35,023
Foreign currency translations	2,425	1,278	1,024	432
Allocation from the applicable Underlying Master Portfolios from investments, futures contracts, forward foreign currency exchange contracts and swaps	2,767,587	2,903,863	2,277,735	1,228,990

	3,925,369	4,302,936	3,329,104	1,976,261

Net realized and unrealized gain	5,733,650	6,232,175	4,761,725	2,650,723

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,398,213	$6,800,059	$5,161,269	$2,884,891

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

74	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	LifePath Dynamic 2025 Master Portfolio		LifePath Dynamic 2035 Master Portfolio
	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$664,563	$1,564,885	$567,884	$1,282,040
Net realized gain	1,808,281	1,649,650	1,929,239	2,056,317
Net change in unrealized appreciation (depreciation)	3,925,369	(5,137,828)	4,302,936	(6,160,981)

Net increase (decrease) in net assets resulting from operations	6,398,213	(1,923,293)	6,800,059	(2,822,624)

CAPITAL TRANSACTIONS
Proceeds from contributions	16,989,616	18,530,872	10,215,164	12,543,337
Value of withdrawals	(9,133,878)	(37,906,609)	(5,845,909)	(22,338,088)

Net increase (decrease) in net assets derived from capital transactions	7,855,738	(19,375,737)	4,369,255	(9,794,751)

NET ASSETS
Total increase (decrease) in net assets	14,253,951	(21,299,030)	11,169,314	(12,617,375)
Beginning of period	44,363,236	65,662,266	42,880,995	55,498,370

End of period	$58,617,187	$44,363,236	$54,050,309	$42,880,995

See notes to financial statements.

FINANCIAL STATEMENTS	75

Statements of Changes in Net Assets  (continued)

	LifePath Dynamic 2045 Master Portfolio		LifePath Dynamic 2055 Master Portfolio
	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$399,544	$797,042	$234,168	$435,004
Net realized gain	1,432,621	1,229,751	674,462	562,245
Net change in unrealized appreciation (depreciation)	3,329,104	(4,588,826)	1,976,261	(2,530,570)

Net increase (decrease) in net assets resulting from operations	5,161,269	(2,562,033)	2,884,891	(1,533,321)

CAPITAL TRANSACTIONS
Proceeds from contributions	6,887,527	10,676,533	5,348,571	8,591,118
Value of withdrawals	(5,222,504)	(14,448,452)	(2,534,356)	(9,301,137)

Net increase (decrease) in net assets derived from capital transactions	1,665,023	(3,771,919)	2,814,215	(710,019)

NET ASSETS
Total increase (decrease) in net assets	6,826,292	(6,333,952)	5,699,106	(2,243,340)
Beginning of period	30,184,684	36,518,636	17,103,884	19,347,224

End of period	$37,010,976	$30,184,684	$22,802,990	$17,103,884

See notes to financial statements.

76	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

			LifePath Dynamic 2025 Master Portfolio

	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014

Total Return
Total return	13.28	%(a)	(4.33)%	15.85%	7.25%	(1.50)%	5.73%

Ratios to Average Net Assets(b)
Total expenses	0.56	%(c)	0.55%	0.53%	0.56%	0.57%	0.58%

Total expenses after fees waived and/or reimbursed	0.21	%(c)	0.21%	0.19%	0.22%	0.23%	0.22%

Net investment income	2.51	%(c)	2.46%	2.05%	2.10%	1.98%	2.05%

Supplemental Data
Net assets, end of period (000)	$58,617		$44,363	$65,662	$62,551	$65,105	$64,074

Portfolio turnover rate(d)	13%		38%	32%	54%	51%	50%

(a)	Aggregate total return.
(b)

Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from the following master portfolios (collectively, the “Underlying Master Portfolios”):

Range of Periods
Active Stock Master Portfolio	2014 — 2019
CoreAlpha Bond Master Portfolio	2014 — 2019
International Tilts Master Portfolio	2014 — 2019
Large Cap Index Master Portfolio	2014 — 2017

Range of Periods
Master Small Cap Index Series	2014 — 2017
Master Total Return Portfolio	2016 — 2019
Total International ex U.S. Index Master Portfolio	2014

Includes the LifePath Dynamic Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2015	2014	2013
Allocated fees waived	0.08%	0.07%	0.07%	0.06%	0.05%	0.05%
Investments in underlying funds	0.10%	0.10%	0.14%	0.11%	0.13%	0.13%

The ratios do not reflect any expenses incurred indirectly as a result of investments in the following underlying funds:

Range of Periods
BlackRock Cash Funds: Institutional	2014 — 2019
BlackRock Cash Funds: Prime	2014 — 2017
BlackRock Cash Funds: Treasury	2016 — 2019
BlackRock Commodity Strategies Fund	2014 — 2017

Range of Periods
BlackRock Advantage Emerging Markets Fund, Inc.	2014 — 2019
BlackRock Tactical Opportunities Fund	2016 — 2019
iShares exchange-traded funds	2014 — 2019

(c)	Annualized.
(d)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights  (continued)

(For a share outstanding throughout each period)

			LifePath Dynamic 2035 Master Portfolio

	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014

Total Return
Total return	15.43	%(a)	(6.09)%	19.93%	7.99%	(1.65)%	6.01%

Ratios to Average Net Assets(b)
Total expenses	0.56	%(c)	0.55%	0.53%	0.55%	0.57%	0.58%

Total expenses after fees waived and/or reimbursed	0.21	%(c)	0.20%	0.18%	0.20%	0.20%	0.20%

Net investment income	2.34	%(c)	2.30%	1.97%	2.13%	2.02%	2.06%

Supplemental Data
Net assets, end of period (000)	$54,050		$42,881	$55,498	$57,377	$56,100	$55,763

Portfolio turnover rate(d)	15%		40%	35%	76%	44%	54%

(a)	Aggregate total return.
(b)

Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from the following master portfolios (collectively, the “Underlying Master Portfolios”):

Range of Periods
Active Stock Master Portfolio	2014 — 2019
CoreAlpha Bond Master Portfolio	2014 — 2019
International Tilts Master Portfolio	2014 — 2019
Large Cap Index Master Portfolio	2014 — 2017

Range of Periods
Master Small Cap Index Series	2014 — 2017
Master Total Return Portfolio	2016 — 2019
Total International ex U.S. Index Master Portfolio	2014

Includes the LifePath Dynamic Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.10%	0.08%	0.09%	0.07%	0.06%	0.06%
Investments in underlying funds	0.11%	0.12%	0.16%	0.13%	0.16%	0.15%

The ratios do not reflect any expenses incurred indirectly as a result of investments in the following underlying funds:

Range of Periods
BlackRock Cash Funds: Institutional	2014 — 2019
BlackRock Cash Funds: Prime	2014 — 2017
BlackRock Cash Funds: Treasury	2016 — 2019
BlackRock Commodity Strategies Fund	2014 — 2019

Range of Periods
BlackRock Advantage Emerging Markets Fund, Inc.	2014 — 2019
BlackRock Tactical Opportunities Fund	2016 — 2019
iShares exchange-traded funds	2014 — 2019

(c)	Annualized.
(d)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

78	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

			LifePath Dynamic 2045 Master Portfolio

	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014

Total Return
Total return	16.97	%(a)	(7.86)%	22.72%	8.52%	(1.87)%	6.16%

Ratios to Average Net Assets(b)
Total expenses	0.59	%(c)	0.57%	0.56%	0.56%	0.59%	0.61%

Total expenses after fees waived and/or reimbursed	0.22	%(c)	0.20%	0.18%	0.18%	0.17%	0.19%

Net investment income	2.36	%(c)	2.14%	1.97%	2.12%	2.02%	2.08%

Supplemental Data
Net assets, end of period (000)	$37,011		$30,185	$36,519	$36,423	$34,517	$34,742

Portfolio turnover rate(d)	16%		47%	46%	75%	50%	54%

(a)	Aggregate total return.
(b)

Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from the following master portfolios (collectively, the “Underlying Master Portfolios”):

Range of Periods
Active Stock Master Portfolio	2014 — 2019
CoreAlpha Bond Master Portfolio	2014 — 2019
International Tilts Master Portfolio	2014 — 2019
Large Cap Index Master Portfolio	2014 — 2017

Range of Periods
Master Small Cap Index Series	2014 — 2017
Master Total Return Portfolio	2014 — 2017
Total International ex U.S. Index Master Portfolio	2014

Includes the LifePath Dynamic Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.11%	0.09%	0.09%	0.07%	0.06%	0.06%
Investments in underlying funds	0.11%	0.12%	0.17%	0.15%	0.18%	0.16%

The ratios do not reflect any expenses incurred indirectly as a result of investments in the following underlying funds:

Range of Periods
BlackRock Cash Funds: Institutional	2014 — 2019
BlackRock Cash Funds: Prime	2014 — 2017
BlackRock Cash Funds: Treasury	2016 — 2019
BlackRock Commodity Strategies Fund	2014 — 2017

Range of Periods
BlackRock Advantage Emerging Markets Fund, Inc.	2014 — 2019
BlackRock Tactical Opportunities Fund	2016 — 2019
iShares exchange-traded funds	2014 — 2019

(c)	Annualized.
(d)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	79

Financial Highlights  (continued)

(For a share outstanding throughout each period)

			LifePath Dynamic 2055 Master Portfolio

	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014

Total Return
Total return	16.69	%(a)	(8.10)%	23.00%	8.58%	(2.02)%	6.40%

Ratios to Average Net Assets(b)
Total expenses	0.64	%(c)	0.62%	0.62%	0.63%	0.72%	0.76%

Total expenses after fees waived and/or reimbursed	0.20	%(c)	0.19%	0.17%	0.19%	0.17%	0.17%

Net investment income	2.38	%(c)	2.10%	1.98%	2.09%	2.03%	2.06%

Supplemental Data
Net assets, end of period (000)	$22,803		$17,104	$19,347	$19,386	$15,850	$13,057

Portfolio turnover rate(d)	14%		57%	59%	80%	49%	48%

(a)	Aggregate total return.
(b)

Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from the following master portfolios (collectively, the “Underlying Master Portfolios”):

Range of Periods
Active Stock Master Portfolio	2014 — 2019
CoreAlpha Bond Master Portfolio	2014 — 2019
International Tilts Master Portfolio	2014 — 2019
Large Cap Index Master Portfolio	2014 — 2017

Range of Periods
Master Small Cap Index Series	2014 — 2017
Master Total Return Portfolio	2016 — 2017
Total International ex U.S. Index Master Portfolio	2014

Includes the LifePath Dynamic Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2015	2014	2013
Allocated fees waived	0.11%	0.09%	0.08%	0.07%	0.07%	0.07%
Investments in underlying funds	0.12%	0.12%	0.15%	0.18%	0.18%	0.18%

The ratios do not reflect any expenses incurred indirectly as a result of investments in the following underlying funds:

Range of Periods
BlackRock Cash Funds: Institutional	2014 — 2019
BlackRock Cash Funds: Prime	2014 — 2017
BlackRock Cash Funds: Treasury	2016 — 2019
BlackRock Commodity Strategies Fund	2014 — 2017

Range of Periods
BlackRock Advantage Emerging Markets Fund, Inc.	2014 — 2019
BlackRock Tactical Opportunities Fund	2016 — 2017
iShares exchange-traded funds	2014 — 2019

(c)	Annualized.
(d)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

80	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to four series of MIP: LifePath® Dynamic 2025 Master Portfolio, LifePath® Dynamic 2035 Master Portfolio, LifePath® Dynamic 2045 Master Portfolio and LifePath® Dynamic 2055 Master Portfolio (each, a “LifePath Dynamic Master Portfolio” and together, the “LifePath Dynamic Master Portfolios”). Each of the LifePath Dynamic Master Portfolios is classified as diversified.

As of period end, the investment of LifePath Dynamic 2025 Master Portfolio, LifePath Dynamic 2035 Master Portfolio, LifePath Dynamic 2045 Master Portfolio and LifePath Dynamic 2055 Master Portfolio in Active Stock Master Portfolio represented 28.8%, 39.4%, 45.7% and 44.8%, respectively, of net assets. The investment of LifePath Dynamic 2025 Master Portfolio, LifePath Dynamic 2035 Master Portfolio, LifePath Dynamic 2045 Master Portfolio and LifePath Dynamic 2055 Master Portfolio in the CoreAlpha Bond Master Portfolio represented 26.5%, 10.6%, 3.2% and 1.0%, respectively, of net assets. As such, financial statements of Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio, including the Schedules of Investments, should be read in conjunction with each respective LifePath Dynamic Master Portfolio’s financial statements. Active Stock Master Portfolio’s and CoreAlpha Bond Master Portfolio’s financial statements are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at http://www.sec.gov.

The LifePath Dynamic Master Portfolios will generally invest in other registered investment companies (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the LifePath Dynamic Master Portfolios. The LifePath Dynamic Master Portfolios may also invest in other master portfolios (“Underlying Master Portfolios”) that are managed by subsidiaries of BlackRock.

The value of a LifePath Dynamic Master Portfolio’s investment in each of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio reflects that LifePath Dynamic Master Portfolio’s proportionate interest in the net assets of that master portfolio. As of period end, the LifePath Dynamic Master Portfolios held interests in Underlying Master Portfolios as follows:

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio	International Tilts Master Portfolio	Master Total Return Portfolio
LifePath Dynamic 2025 Master Portfolio	3.6%	1.2%	3.4%	0.03%
LifePath Dynamic 2035 Master Portfolio	4.6	0.4	4.0	0.01
LifePath Dynamic 2045 Master Portfolio	3.6	0.1	3.4	N/A
LifePath Dynamic 2055 Master Portfolio	2.2	0.0	2.1	N/A

The LifePath Dynamic Master Portfolios, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each LifePath Dynamic Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the LifePath Dynamic Master Portfolios are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis.

Each LifePath Dynamic Master Portfolio records daily its proportionate share of the Underlying Master Portfolios’ income, expenses and realized and unrealized gains and losses.

Foreign Currency Translation: Each LifePath Dynamic Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each LifePath Dynamic Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each LifePath Dynamic Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where a LifePath Dynamic Master Portfolio enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, a LifePath Dynamic Master Portfolio may segregate or designate on its

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements  (unaudited) (continued)

books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the LifePath Dynamic Master Portfolios may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Indemnifications: In the normal course of business, a LifePath Dynamic Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. A LifePath Dynamic Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against a LifePath Dynamic Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to a LifePath Dynamic Master Portfolio are charged to that LifePath Dynamic Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The LifePath Dynamic Master Portfolios’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the LifePath Dynamic Master Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The LifePath Dynamic Master Portfolios determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each LifePath Dynamic Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the LifePath Dynamic Master Portfolios’ net assets. Each business day, the LifePath Dynamic Master Portfolios use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•

Swap agreements are valued utilizing quotes received daily by the LifePath Dynamic Master Portfolios’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each LifePath Dynamic Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each LifePath Dynamic Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

82	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each LifePath Dynamic Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of June 30, 2019, certain investments of the LifePath Dynamic Master Portfolios were valued using NAV as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The LifePath Dynamic Master Portfolios may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the LifePath Dynamic Master Portfolios collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each LifePath Dynamic Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the LifePath Dynamic Master Portfolio and any additional required collateral is delivered to the LifePath Dynamic Master Portfolio, or excess collateral returned by the LifePath Dynamic Master Portfolio, on the next business day. During the term of the loan, the LifePath Dynamic Master Portfolios are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as investment companies and common stocks in the LifePath Dynamic Master Portfolios’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the LifePath Dynamic Master Portfolios under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the LifePath Dynamic Master Portfolios, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a LifePath Dynamic Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the LifePath Dynamic Master Portfolios’ securities lending agreements by counterparty which are subject to offset under an MSLA:

LifePath Dynamic 2025 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
JP Morgan Securities LLC	$103,320	$(103,320)	$—
Morgan Stanley & Co. LLC	50,509	(50,509)	—
Credit Suisse Securities (USA) LLC	4,522	(4,522)	—
BofA Securities, Inc.	981,540	(981,540)	—
Goldman Sachs & Co.	20,505	(20,505)	—
BNP Paribas Securities Corp.	33,150	(33,150)	—

	$1,193,546	$(1,193,546)	$—

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements  (unaudited) (continued)

LifePath Dynamic 2035 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Barclays Capital Inc.	$373,100	$(373,100)	$—
BNP Paribas Securities Corp.	81,341	(81,341)	—
Credit Suisse Securities (USA) LLC	21,180	(21,180)	—
Goldman Sachs & Co.	73,143	(73,143)	—
Jefferies LLC	43,907	(43,907)	—
JP Morgan Securities LLC	34,905	(34,905)	—
Morgan Stanley & Co. LLC	49,272	(49,272)	—
TD Prime Services LLC	56,823	(56,823)	—

	$733,671	$(733,671)	$—

LifePath Dynamic 2045 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Citigroup Global Markets Inc.	$5,740	$(5,740)	$—
Credit Suisse Securities (USA) LLC	19,163	(19,163)	—
Goldman Sachs & Co	685,848	(685,848)	—
HSBC Bank Plc	1,822	(1,822)	—
Jefferies LLC	21,725	(21,725)	—
Morgan Stanley & Co. LLC	92,844	(92,844)	—
Virtu Americas, LLC	26,260	(26,260)	—

	$853,402	$(853,402)	$—

LifePath Dynamic 2055 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Citigroup Global Markets Inc.	$2,461	$(2,461)	$—
BNP Paribas Prime Brokerage International Limited	20,034	(20,034)	—
TD Prime Services LLC	51,832	(51,832)	—
HSBC Bank Plc	49,554	(49,554)	—
JP Morgan Securities LLC	11,947	(11,947)	—
Barclays Bank Inc.	7,501	(7,501)	—

	$143,329	$(143,329)	$—

(a)

Collateral received in excess of the value of securities loaned from the individual counterparty, if any, is not shown for financial reporting purposes in the table above. Cash collateral has been received in connection with securities lending agreements as follows:

LifePath Dynamic 2025 Master Portfolio	LifePath Dynamic 2035 Master Portfolio	LifePath Dynamic 2045 Master Portfolio	LifePath Dynamic 2055 Master Portfolio
$1,212,862	$746,504	$864,336	$146,945

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the LifePath Dynamic Master Portfolios benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each LifePath Dynamic Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the LifePath Dynamic Master Portfolios.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The LifePath Dynamic Master Portfolios engage in various portfolio investment strategies using derivative contracts both to increase the returns of the LifePath Dynamic Master Portfolios and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

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Notes to Financial Statements  (unaudited) (continued)

Futures contracts are agreements between the LifePath Dynamic Master Portfolios and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the LifePath Dynamic Master Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the LifePath Dynamic Master Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the LifePath Dynamic Master Portfolios are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amounts reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.

Master Netting Arrangements: In order to define their contractual rights and to secure rights that will help them mitigate their counterparty risk, the LifePath Dynamic Master Portfolios may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their counterparties. An ISDA Master Agreement is a bilateral agreement between each LifePath Dynamic Master Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each LifePath Dynamic Master Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the LifePath Dynamic Master Portfolios and the counterparty.

Cash collateral that has been pledged to cover obligations of the LifePath Dynamic Master Portfolios and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the LifePath Dynamic Master Portfolios, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the LifePath Dynamic Master Portfolios. Any additional required collateral is delivered to/pledged by the LifePath Dynamic Master Portfolios on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A LifePath Dynamic Master Portfolio generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the LifePath Dynamic Master Portfolios from their counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the LifePath Dynamic Master Portfolios have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the LifePath Dynamic Master Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: MIP, on behalf of the LifePath Dynamic Master Portfolios, entered into an Investment Advisory Agreement with the Manager, the LifePath Dynamic Master Portfolios’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each LifePath Dynamic Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each LifePath Dynamic Master Portfolio.

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements  (unaudited) (continued)

For such services, each LifePath Dynamic Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.35% of the average daily value of each LifePath Dynamic Master Portfolio’s net assets.

With respect to the LifePath Dynamic Master Portfolios, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”), and BlackRock (Singapore) Limited (“BRS”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays each Sub-Adviser for services it provides for that portion of each LifePath Dynamic Master Portfolio for which it acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each LifePath Dynamic Master Portfolio to the Manager.

Administration: MIP, on behalf of the LifePath Dynamic Master Portfolios, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the LifePath Dynamic Master Portfolios’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the LifePath Dynamic Master Portfolios. BAL may delegate certain of its administration duties to sub-administrators.

BAL is not entitled to compensation for providing administrative services to the LifePath Dynamic Master Portfolios, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the LifePath Dynamic Master Portfolios, or BAL (or an affiliate) receives investment advisory fees from the LifePath Dynamic Master Portfolios.

Expense Limitations and Waivers: BFA, with respect to each LifePath Dynamic Master Portfolio, has contractually agreed to waive 0.30% of its investment advisory fees through April 30, 2020. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2019, the amounts waived were as follows:

Amounts Waived
LifePath Dynamic 2025 Master Portfolio	$79,585
LifePath Dynamic 2035 Master Portfolio	72,765
LifePath Dynamic 2045 Master Portfolio	50,719
LifePath Dynamic 2055 Master Portfolio	29,577

With respect to each LifePath Dynamic Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each LifePath Dynamic Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each LifePath Dynamic Master Portfolio’s investments in other affiliated investment companies, if any. The amounts waived are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.

For the six months ended June 30, 2019, the amounts waived were as follows:

Amounts Waived
LifePath Dynamic 2025 Master Portfolio	$537
LifePath Dynamic 2035 Master Portfolio	424
LifePath Dynamic 2045 Master Portfolio	229
LifePath Dynamic 2055 Master Portfolio	379

The fees and expenses of the MIP’s trustees who are not “interested persons” of the MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the LifePath Dynamic Master Portfolios’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the LifePath Dynamic Master Portfolios. BAL has contractually agreed to reimburse the LifePath Dynamic Master Portfolios or provide an offsetting credit against the investment advisory fees paid by the LifePath Dynamic Master Portfolios in an amount equal to these independent expenses through April 30, 2029. If the LifePath Dynamic Master Portfolios do not pay administration fees, BFA agrees to cap the expenses of the LifePath Dynamic Master Portfolios at the rate at which it pays an investment advisory fee to BFA. For the six months ended June 30, 2019, the amounts waived were as follows:

Amounts Waived
LifePath Dynamic 2025 Master Portfolio	$13,298
LifePath Dynamic 2035 Master Portfolio	13,210
LifePath Dynamic 2045 Master Portfolio	13,080
LifePath Dynamic 2055 Master Portfolio	12,899

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the LifePath Dynamic Master Portfolios and, accordingly, have a favorable impact on their performance. BAL may delegate certain of its administration duties to sub-administrators.

Securities Lending: The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the LifePath Dynamic Master Portfolios, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The LifePath Dynamic Master Portfolios are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the LifePath Dynamic Master Portfolios bears to an annual rate of 0.04%. The shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90-day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

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Notes to Financial Statements  (unaudited) (continued)

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each LifePath Dynamic Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each LifePath Dynamic Master Portfolio retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each LifePath Dynamic Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each LifePath Dynamic Master Portfolio is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended June 30, 2019, each LifePath Dynamic Master Portfolio paid BTC the following amounts for securities lending agent services:

	LifePath Dynamic 2025 Master Portfolio	LifePath Dynamic 2035 Master Portfolio	LifePath Dynamic 2045 Master Portfolio	LifePath Dynamic 2055 Master Portfolio
Amount	$388	$532	$325	$206

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each LifePath Dynamic Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each LifePath Dynamic Master Portfolio’s investment policies and restrictions. Each LifePath Dynamic Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2019, the LifePath Dynamic Master Portfolios did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.

Other Transactions: Each LifePath Dynamic Master Portfolio may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is shown as income-affiliated in the Statements of Operations.

7.	PURCHASES AND SALES

For the six months ended June 30, 2019, purchases and sales of investments in the Underlying Funds and Underlying Master Portfolios, excluding short-term securities, were as follows:

	LifePath Dynamic 2025 Master Portfolio	LifePath Dynamic 2035 Master Portfolio	LifePath Dynamic 2045 Master Portfolio	LifePath Dynamic 2055 Master Portfolio
Purchases	$12,926,449	$9,024,053	$5,340,730	$3,813,885
Sales	6,734,352	6,930,555	6,268,482	2,615,595

8.	INCOME TAX INFORMATION

Each LifePath Dynamic Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the LifePath Dynamic Master Portfolios is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the LifePath Dynamic Master Portfolios. Therefore, no U.S. federal income tax provision is required. It is intended that the LifePath Dynamic Master Portfolios’ assets will be managed so an investor in the LifePath Dynamic Master Portfolios can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Each LifePath Dynamic Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each LifePath Dynamic Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2018. The statutes of limitations on each LifePath Dynamic Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the LifePath Dynamic Master Portfolios as of June 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the LifePath Dynamic Master Portfolios’ financial statements.

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements  (unaudited) (continued)

As of June 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

	LifePath Dynamic 2025 Master Portfolio	LifePath Dynamic 2035 Master Portfolio	LifePath Dynamic 2045 Master Portfolio	LifePath Dynamic 2055 Master Portfolio
Tax cost	$64,625,566	$59,206,877	$39,155,120	$23,244,997

Gross unrealized appreciation	$5,412,680	$5,326,104	$3,722,506	$1,943,820
Gross unrealized depreciation	(11,172,140)	(10,032,329)	(5,918,748)	(2,609,438)

Net unrealized depreciation	$(5,759,460)	$(4,706,225)	$(2,196,242)	$(665,618)

9.	BANK BORROWINGS

MIP, on behalf of the LifePath Dynamic Master Portfolios, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the LifePath Dynamic Master Portfolios may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the LifePath Dynamic Master Portfolios, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2020 unless extended or renewed. Prior to April 18, 2019, Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2019, the LifePath Dynamic Master Portfolios did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, certain LifePath Dynamic Master Portfolios invest in securities or other instruments and may enter into certain transactions, and such activities subject each LifePath Dynamic Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Each LifePath Dynamic Master Portfolio’s prospectus provides details of the risks to which each LifePath Dynamic Master Portfolio is subject.

The LifePath Dynamic Master Portfolios may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A LifePath Dynamic Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the LifePath Dynamic Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A LifePath Dynamic Master Portfolio may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each LifePath Dynamic Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a LifePath Dynamic Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which a LifePath Dynamic Master Portfolio invests.

Counterparty Credit Risk: The LifePath Dynamic Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The LifePath Dynamic Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the LifePath Dynamic Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the LifePath Dynamic Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the LifePath Dynamic Master Portfolios.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A LifePath Dynamic Master Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by such LifePath Dynamic Master Portfolio.

With exchange-traded futures, there is less counterparty credit risk to the LifePath Dynamic Master Portfolios since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a LifePath Dynamic Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to

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Notes to Financial Statements  (unaudited) (continued)

initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the LifePath Dynamic Master Portfolios.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the LifePath Dynamic Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	89

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met in person on April 17, 2019 (the “April Meeting”) and May 14-15, 2019 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Advisory Agreement”) between the Master Fund, on behalf of LifePath Dynamic 2025 Master Portfolio, LifePath Dynamic 2035 Master Portfolio, LifePath Dynamic 2045 Master Portfolio and LifePath Dynamic 2055 Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”), each a series of the Master Fund, and BlackRock Fund Advisors (the “Manager”), the Master Fund’s investment advisor. The Board of Trustees of the Master Fund also considered the approval of the sub-advisory agreement between the Manager and BlackRock International Limited (“BIL”) with respect to each Master Portfolio (the “BIL Sub-Advisory Agreement”) and the sub-advisory agreement between the Manager and BlackRock (Singapore) Limited (“BSL” and together with BIL, the “Sub-Advisors”) with respect to each Master Portfolio (the “BSL Sub-Advisory Agreement” and together with the BIL Sub-Advisory Agreement, the “Sub-Advisory Agreements”). Each of BlackRock LifePath Dynamic 2025 Fund, BlackRock LifePath Dynamic 2035 Fund, BlackRock LifePath Dynamic 2045 Fund and BlackRock LifePath Dynamic 2055 Fund (each, a “Portfolio” and collectively, the “Portfolios”), each a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the corresponding Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Advisory Agreement and the Sub-Advisory Agreements with respect to each Master Portfolio. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.” For simplicity: (a) the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members;” and (b) the shareholders of each Portfolio and the interest holders of each Master Portfolio are referred to as “shareholders.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Ad Hoc Topics Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Ad Hoc Topics Committee, which also has one interested Board Member).

The Agreements

Consistent with the requirements of the 1940 Act, the Board considers the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. While the Board also has a fifth one-day meeting to consider specific information surrounding the renewals of the Agreements, the Board’s consideration entails a year-long deliberative process whereby the Board and its committees assess BlackRock’s services to the Fund. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolios and the Portfolios by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management; accounting, administrative and shareholder services; oversight of the Master Portfolio’s and Portfolio’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of management.

During the year, the Board, acting directly and through its committees, considers information that is relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Master Portfolios, the Portfolios and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreements.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analyses of the reasons for any over-performance or under-performance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolios and/or the Portfolios for services; (c) the Master Portfolios’ and/or the Portfolios’ operating expenses and how BlackRock allocates expenses to the Master Portfolios and the Portfolios; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Master Portfolio’s and Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s, the Master Fund’s and the Fund’s adherence to its applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolios and/or the Portfolios; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Independent Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist their deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) based on either a Lipper Classification or Morningstar category, regarding the fees and expenses of each Master Portfolio and Portfolio, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each

90	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)

Portfolio as compared with a peer group of funds (“Performance Peers”) and other metrics, as applicable; (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Master Portfolios and the Portfolios; (g) a summary of aggregate amounts paid by each Master Portfolio and/or Portfolio to BlackRock; (h) sales and redemption data regarding each Portfolio’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Master Portfolio’s and Portfolio’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Master Portfolio and Portfolio as compared with the applicable Performance Peers and other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Master Portfolios and the Portfolios; (d) each Portfolio’s fees and expenses compared to its Expense Peers; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Master Portfolios and the Portfolios; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of portfolio holdings of each Master Portfolio. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Portfolio. Throughout the year, the Board compared each Portfolio’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Master Portfolio’s portfolio management team discussing the relevant Master Portfolio’s performance and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Master Portfolios and the Portfolios. BlackRock and its affiliates provide the Master Portfolios and the Portfolios with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolios and the Portfolios by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolios and the Portfolios. In particular, BlackRock and its affiliates provide the Master Portfolios and the Portfolios with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers, including, among others, the custodian, fund accountant, transfer agent, and auditor for the Master Portfolios and the Portfolios, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Master Portfolios and the Portfolios, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Portfolios’ distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolios, the Portfolios and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Master Portfolio and Portfolio, as applicable. The Board noted that each Portfolio’s investment results correspond directly to the investment results of the applicable Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of each Portfolio’s performance as of December 31, 2018. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Portfolio as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review, and meet with Master Portfolio management to discuss, the performance of each Master Portfolio and Portfolio, as applicable, throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and the Performance Peer funds (for example, the investment objective(s) and investment strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS	91

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)

The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to affect long-term performance disproportionately.

The Board noted that for the one-, three- and five-year periods reported, each of BlackRock LifePath Dynamic 2025 Fund and BlackRock LifePath Dynamic 2035 Fund, ranked in the second, second, and third quartiles, respectively, against its Performance Peers.

The Board noted that for the one-, three- and five-year periods reported, each of BlackRock LifePath Dynamic 2045 Fund and BlackRock LifePath Dynamic 2055 Fund ranked in the third, second and third quartiles, respectively, against its Performance Peers.

The Board and BlackRock reviewed each Portfolio’s underperformance during the applicable periods.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolios and the Portfolios: The Board, including the Independent Board Members, reviewed each Master Portfolio’s contractual advisory fee rate compared with those of the corresponding Portfolio’s Expense Peers. The contractual advisory fee rate is shown before taking into account any reimbursements or fee waivers. The Board also compared each Portfolio’s total expense ratio, as well as each Master Portfolio’s actual advisory fee rate, to those of the Portfolio’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolios and the Portfolios. The Board reviewed BlackRock’s estimated profitability with respect to each Master Portfolio and Portfolio, as applicable, and other funds the Board currently oversees for the year ended December 31, 2018 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the estimated cost of the services provided to the Master Portfolios and the Portfolios by BlackRock, and BlackRock’s and its affiliates’ estimated profits relating to the management of the Master Portfolios and the Portfolios and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master Portfolios and the Portfolios, to the relevant Master Portfolio or Portfolio, as pertinent. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolios and the Portfolios, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted, with respect to each Master Portfolio, that the varying fee structures for fund of funds can limit the value of advisory fee comparisons.

The Board also noted that, with respect to each of LifePath Dynamic 2025 Master Portfolio and LifePath Dynamic 2035 Master Portfolio, the respective Master Portfolio’s contractual advisory fee rate ranked third out of four funds, and that the actual advisory fee rate and the corresponding Portfolio’s total expense ratio ranked third out of four funds and in the fourth quartile, respectively, relative to the corresponding Portfolio’s Expense Peers.

The Board also noted that, with respect to LifePath Dynamic 2045 Master Portfolio, the contractual advisory fee rate ranked third out of four funds, and the actual advisory fee rate and BlackRock LifePath Dynamic 2045 Fund’s total expense ratio ranked first out of four funds and in the third quartile, respectively, relative to BlackRock LifePath Dynamic 2045 Fund’s Expense Peers.

The Board also noted that with respect to LifePath Dynamic 2055 Master Portfolio, the contractual advisory fee rate ranked third out of four funds, and the actual advisory fee rate and BlackRock LifePath Dynamic 2055 Fund’s total expense ratio ranked first out of four funds and in the fourth quartile, respectively, relative to BlackRock LifePath Dynamic 2055 Fund’s Expense Peers.

The Board further noted that, with respect to each Master Portfolio, BlackRock and the Board have contractually agreed to waive a portion of the advisory fee for the Master Portfolio. Additionally, the Board noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate each Master Portfolio/Portfolio for certain other fees and expenses.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolios and the Portfolios increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. The Board also considered the extent to which the Master Portfolios and the Portfolios benefit from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolios and the Portfolios to more fully participate in these economies of scale. The Board considered each Master Portfolio’s asset levels and whether the current fee schedule was appropriate.

92	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Master Portfolios and the Portfolios, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolios and the Portfolios, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Portfolio shares if they believe that the pertinent Portfolio’s and/or Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Conclusion

The Board of the Master Fund, including the Independent Board Members, unanimously approved the continuation of (i) the Advisory Agreement between the Manager and the Master Fund, on behalf of each Master Portfolio, (ii) the BIL Sub-Advisory Agreement between the Manager and BIL with respect to each Master Portfolio and (iii) the BSL Sub-Advisory Agreement between the Manager and BSL with respect to each Master Portfolio, each for a one-year term ending June 30, 2020. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Fund, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Master Portfolio and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreements with respect to each Master Portfolio and found the Agreements to be satisfactory. In arriving at its decision to approve the Agreements, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS	93

Trustee and Officer Information

Mark Stalnecker, Chair of the Board and Trustee

Bruce R. Bond, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Lena G. Goldberg, Trustee

Robert M. Hernandez, Trustee

Henry R. Keizer, Trustee

Cynthia A. Montgomery, Trustee

Donald C. Opatrny, Trustee

Joseph P. Platt, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

John MacKessy, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Investment Adviser

BlackRock Fund Advisors

San Francisco, CA 94105

Sub-Advisers

BlackRock International Limited

Edinburgh EH3 8BL,

United Kingdom

BlackRock (Singapore) Limited

079912 Singapore

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust/MIP

400 Howard Street

San Francisco, CA 94105

94	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Householding

The LifePath® Dynamic Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the LifePath® Dynamic Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The LifePath® Dynamic Funds/LifePath® Dynamic Master Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The LifePath® Dynamic Funds’/LifePath® Dynamic Master Portfolios’ Forms N-PORT and N-Q are available on the SEC’s website at http://www.sec.gov. The LifePath® Dynamic Funds’/LifePath® Dynamic Master Portfolios’ Forms N-PORT and N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the LifePath® Dynamic Funds/LifePath® Dynamic Master Portfolios use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how each LifePath® Dynamic Fund/LifePath® Dynamic Master Portfolio voted proxies relating to securities held in each LifePath® Dynamic Fund’s/LifePath® Dynamic Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762; and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

ADDITIONAL INFORMATION	95

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Glossary of Terms Used in this Report

Currency

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

ILS	Israeli New Shekel

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

USD	U.S. Dollar

Portfolio Abbreviations

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

S&P	S&P Global Ratings

96	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a LifePath® Dynamic Fund unless preceded or accompanied by the LifePath® Dynamic Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LPincre-6/19-SAR

JUNE 30, 2019

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Funds III

➢	BlackRock LifePath® Index Retirement Fund
➢	BlackRock LifePath® Index 2020 Fund
➢	BlackRock LifePath® Index 2025 Fund
➢	BlackRock LifePath® Index 2030 Fund
➢	BlackRock LifePath® Index 2035 Fund
➢	BlackRock LifePath® Index 2040 Fund
➢	BlackRock LifePath® Index 2045 Fund
➢	BlackRock LifePath® Index 2050 Fund
➢	BlackRock LifePath® Index 2055 Fund
➢	BlackRock LifePath® Index 2060 Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at www.blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

Investment performance in the 12 months ended June 30, 2019 was a tale of two markets. The first half of the reporting period was characterized by restrictive monetary policy, deteriorating economic growth, equity market volatility, and rising fear of an imminent recession. During the second half of the reporting period, stocks and bonds rebounded sharply, as restrained inflation and weak economic growth led the U.S. Federal Reserve (the “Fed”) to stop raising interest rates, which led to broad-based optimism that stimulative monetary policy could help forestall a recession.

After the dust settled, the U.S. equity and bond markets posted mixed returns while weathering significant volatility. Less volatile U.S. large cap equities and U.S. bonds advanced, while equities at the high end of the risk spectrum — emerging markets, international developed, and U.S. small cap — posted relatively flat returns.

Fixed-income securities delivered modest positive returns with relatively low volatility. Short-term U.S. Treasury yields rose, while longer-term yields declined. This led to positive returns for U.S. Treasuries and a substantial flattening of the yield curve. Investment grade and high yield corporate bonds also posted positive returns, as the credit fundamentals in corporate markets remained relatively solid.

In the U.S. equity market, volatility spiked in late 2018, as a wide range of risks were brought to bear on markets, ranging from rising interest rates and slowing global growth to heightened trade tensions and political turmoil. These risks manifested in a broad-based sell-off in December, leading to the worst December performance on record since 1931.

Volatility also rose in emerging markets, as the rising U.S. dollar and higher interest rates in the U.S. disrupted economic growth abroad. U.S.-China trade relations and debt concerns adversely affected the Chinese stock market, particularly in mainland China, while Turkey and Argentina became embroiled in currency crises, largely due to hyperinflation in both countries. An economic slowdown in Europe led to modest performance for European equities.

As equity performance faltered and global economic growth slowed, the Fed shifted to a more patient perspective on the economy in January 2019. In its last four meetings, the Fed left interest rates unchanged and signaled a slower pace of rate hikes in response to the global economic slowdown. Similarly, the European Central Bank signaled a continuation of accommodative monetary policy, while China committed to looser credit conditions and an increase in fiscal spending.

The outpouring of global economic stimulus led to a sharp rally in risk assets throughout the world. Hopes continued to remain high thereafter, as the current economic expansion became the longest in U.S. history. Looking ahead, markets are pricing in three interest rate cuts by the Fed over the next year, as investors anticipate a steady shift toward more stimulative monetary policy.

We expect a slowing expansion with additional room to run, as opposed to an economic recession. However, escalating trade tensions and the resulting disruptions in global supply chains have become the greatest risk to the global expansion.

We believe U.S. and emerging market equities remain relatively attractive. Within U.S. equities, companies with high-quality earnings and strong balance sheets offer the most attractive risk/reward trade-off. For bonds, U.S. Treasuries are likely to help buffer against volatility in risk assets, while income from other types of bonds can continue to offer steady returns.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2019
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	18.54%	10.42%
U.S. small cap equities (Russell 2000® Index)	16.98	(3.31)
International equities (MSCI Europe, Australasia, Far East Index)	14.03	1.08
Emerging market equities (MSCI Emerging Markets Index)	10.58	1.21
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	1.24	2.31
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	7.45	10.38
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	6.11	7.87
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.94	6.39
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	9.94	7.48
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of June 30, 2019	BlackRock LifePath® Index Funds

Portfolio Management Commentary

How did each Fund perform?

Each of the BlackRock LifePath® Index Funds with target dates of 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 and BlackRock LifePath® Index Retirement Portfolio (together, the “LifePath® Index Funds”) invest in their respective LifePath® Index Master Portfolio.

During the six-month period ended June 30, 2019, all of the LifePath® Index Funds’ shares underperformed their respective custom benchmarks across the vintages Retirement, 2030 and 2035. For the LifePath® Index Funds with target dates of 2020 and 2040, the Funds’ Institutional and Class K performed in line with its respective custom benchmarks, while their Investor A and Investor P Shares underperformed. For the LifePath® Index Funds with target dates of 2025, 2045, 2050 and 2055, the Funds’ Class K Shares performed in line with their respective custom benchmarks, while the Funds’ Institutional, Investor A and Investor P Shares underperformed. For the LifePath® Index 2060 Fund, the Fund’s Institutional and Class K Shares performed in line with its respective custom benchmark, while the Fund’s Investor A and Investor P Shares underperformed.

What factors influenced performance?

Positive mistracking in the underlying iShares Developed Real Estate Index Fund and iShares Core MSCI Total International Stock ETF contributed to relative performance for the LifePath® Index Funds, particularly in the farther-dated funds with larger allocations to equities.

In terms of the underlying funds, there were no major detractors from performance relative to the benchmarks, and the performance of the funds was in line with their respective benchmarks. There was some negative impact attributed to unit value rounding, misweightings and transaction costs.

Describe recent portfolio activity.

Each LifePath® Index Fund has its own time horizon, which affects its acceptable level of risk and, in turn, the strategic allocation of its holdings across asset classes. On a quarterly basis, the strategic allocation of each LifePath® Index Fund is systematically adjusted to reflect the shareholders’ remaining investment time horizon. During the period, the LifePath® Index Funds were rebalanced in accordance with their updated strategic allocations. Daily cash flows were allocated to the underlying funds and instruments as appropriate.

Describe portfolio positioning at period end.

At period end, each of the LifePath® Index Funds was invested according to its respective strategic allocation benchmark within tolerance limits.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of June 30, 2019	BlackRock LifePath® Index Retirement Fund

Investment Objective

BlackRock LifePath® Index Retirement Fund’s (“LifePath Index Retirement Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes.

On May 15, 2019, the Board of Trustees of the Trust approved the reorganization of the BlackRock LifePath® Index 2020 Fund (the “Target Fund”), with and into the LifePath Index Retirement Fund. The reorganization is expected to occur during the fourth quarter of 2019. Shareholders of the Target Fund are not required to approve the reorganization.

The LifePath Index Fund’s custom benchmark consists of the following:

Period (a)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
07/01/11 to 06/30/12	52.9%	9.1%	N/A	10.9%	23.2%	3.9%
07/01/12 to 06/30/13	52.9	9.1	0.4%	11.8	21.6	4.2
07/01/13 to 06/30/14	52.9	9.1	0.2	12.0	21.3	4.5
07/01/14 to 06/30/15	51.9	8.9	0.5	12.7	22.1	4.0
07/01/15 to 06/30/16	51.2	8.8	0.5	13.2	22.4	3.9
07/01/16 to 06/30/17	51.2	8.8	0.5	13.3	22.1	4.0
07/01/17 to 06/30/18	51.2	8.8	0.5	13.6	21.8	4.1
07/01/18 to 06/30/19	51.8	8.2	1.8	12.6	22.3	3.3

(a)	The LifePath Index Fund commenced operations on May 31, 2011.

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2019

		Average Annual Total Returns (a)(b)
		1 Year		5 Years		Since Inception (c)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	10.31%	6.72%	N/A	4.58%	N/A	5.44%	N/A
Investor A	10.19	6.55	N/A	4.33	N/A	5.17	N/A
Class K	10.34	6.78	N/A	4.63	N/A	5.47	N/A
Investor P	10.20	6.53	0.94%	4.33	3.22%	5.18	4.49%
LifePath Index Retirement Fund Custom Benchmark	10.44	6.96	N/A	4.76	N/A	5.60	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	6.11	7.87	N/A	2.95	N/A	3.15	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	6.15	4.84	N/A	1.76	N/A	2.50	N/A
FTSE EPRA Nareit Developed Index	14.51	7.68	N/A	4.85	N/A	6.13	N/A
MSCI ACWI ex USA IMI Index	13.33	0.26	N/A	2.25	N/A	3.36	N/A
Russell 1000® Index	18.84	10.02	N/A	10.45	N/A	12.34	N/A
Russell 2000® Index	16.98	(3.31)	N/A	7.06	N/A	9.40	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 15 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index Retirement Fund Custom Benchmark”), comprised of the indexes indicated, as applicable, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

(c)	The LifePath Index Fund commenced operations on May 31, 2011.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	5

Fund Summary as of June 30, 2019	BlackRock LifePath® Index 2020 Fund

Investment Objective

BlackRock LifePath® Index 2020 Fund’s (“LifePath Index 2020 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

On May 15, 2019, the Board of Trustees of the Trust approved the reorganization of the LifePath Index 2020 Fund (the “Target Fund”), with and into the LifePath Index Retirement Fund. The reorganization is expected to occur during the fourth quarter of 2019. Shareholders of the Target Fund are not required to approve the reorganization.

The LifePath Index Fund’s custom benchmark consists of the following:

Period (a)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
07/01/11 to 06/30/12	37.9%	6.1%	N/A	17.3%	35.0%	3.7%
07/01/12 to 06/30/13	39.9	6.4	3.3%	16.1	30.7	3.6
07/01/13 to 06/30/14	41.9	6.8	2.9	15.8	28.7	3.9
07/01/14 to 06/30/15	41.1	6.7	3.2	16.4	29.0	3.5
07/01/15 to 06/30/16	41.3	6.9	3.1	16.7	28.5	3.4
07/01/16 to 06/30/17	43.1	7.2	2.7	16.3	27.2	3.6
07/01/17 to 06/30/18	46.8	7.8	1.2	15.8	24.5	3.9
07/01/18 to 06/30/19	49.9	7.9	1.9	13.6	23.4	3.3

(a)	The LifePath Index Fund commenced operations on May 31, 2011.

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2019

		Average Annual Total Returns (a)(b)
		1 Year		5 Years		Since Inception (c)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	10.80%	6.72%	N/A	4.93%	N/A	5.98%	N/A
Investor A	10.61	6.38	N/A	4.65	N/A	5.70	N/A
Class K	10.83	6.76	N/A	4.98	N/A	6.02	N/A
Investor P	10.62	6.45	0.82%	4.66	3.54%	5.72	5.02%
LifePath Index 2020 Fund Custom Benchmark	10.81	6.86	N/A	5.08	N/A	6.14	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	6.11	7.87	N/A	2.95	N/A	3.15	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	6.15	4.84	N/A	1.76	N/A	2.50	N/A
FTSE EPRA Nareit Developed Index	14.51	7.68	N/A	4.85	N/A	6.13	N/A
MSCI ACWI ex USA IMI Index	13.33	0.26	N/A	2.25	N/A	3.36	N/A
Russell 1000® Index	18.84	10.02	N/A	10.45	N/A	12.34	N/A
Russell 2000® Index	16.98	(3.31)	N/A	7.06	N/A	9.40	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 15 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2020 Fund Custom Benchmark”), comprised of the indexes indicated, as applicable, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

(c)	The LifePath Index Fund commenced operations on May 31, 2011.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

6	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of June 30, 2019	BlackRock LifePath® Index 2025 Fund

Investment Objective

BlackRock LifePath® Index 2025 Fund’s (“LifePath Index 2025 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Index Fund’s custom benchmark consists of the following:

Period (a)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
07/01/11 to 06/30/12	30.9%	4.8%	N/A	20.3%	40.5%	3.5%
07/01/12 to 06/30/13	32.9	5.1	4.8%	18.4	35.6	3.2
07/01/13 to 06/30/14	34.8	5.4	4.7	18.2	33.5	3.4
07/01/14 to 06/30/15	32.6	5.1	5.4	19.4	34.4	3.1
07/01/15 to 06/30/16	31.8	5.1	5.8	19.9	34.4	3.0
07/01/16 to 06/30/17	33.1	5.4	5.7	19.7	33.1	3.0
07/01/17 to 06/30/18	36.0	5.8	4.7	19.5	30.9	3.2
07/01/18 to 06/30/19	37.4	6.7	3.1	19.5	30.2	3.1

(a)	The LifePath Index Fund commenced operations on May 31, 2011.

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2019

		Average Annual Total Returns (a)(b)
		1 Year		5 Years		Since Inception (c)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	12.11%	6.78%	N/A	5.48%	N/A	6.54%	N/A
Investor A	12.01	6.52	N/A	5.22	N/A	6.28	N/A
Class K	12.14	6.83	N/A	5.53	N/A	6.58	N/A
Investor P	11.98	6.51	0.91%	5.22	4.09%	6.28	5.58%
LifePath Index 2025 Fund Custom Benchmark	12.19	6.89	N/A	5.59	N/A	6.68	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	6.11	7.87	N/A	2.95	N/A	3.15	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	6.15	4.84	N/A	1.76	N/A	2.50	N/A
FTSE EPRA Nareit Developed Index	14.51	7.68	N/A	4.85	N/A	6.13	N/A
MSCI ACWI ex USA IMI Index	13.33	0.26	N/A	2.25	N/A	3.36	N/A
Russell 1000® Index	18.84	10.02	N/A	10.45	N/A	12.34	N/A
Russell 2000® Index	16.98	(3.31)	N/A	7.06	N/A	9.40	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 15 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2025 Fund Custom Benchmark”), comprised of the indexes indicated, as applicable, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

(c)	The LifePath Index Fund commenced operations on May 31, 2011.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	7

Fund Summary as of June 30, 2019	BlackRock LifePath® Index 2030 Fund

Investment Objective

BlackRock LifePath® Index 2030 Fund’s (“LifePath Index 2030 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Index Fund’s custom benchmark consists of the following:

Period (a)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
07/01/11 to 06/30/12	24.7%	3.6%	N/A	22.9%	45.4%	3.4%
07/01/12 to 06/30/13	26.6	4.0	6.2%	20.4	39.9	2.9
07/01/13 to 06/30/14	28.6	4.2	6.2	20.3	37.7	3.0
07/01/14 to 06/30/15	24.6	3.7	7.5	22.1	39.5	2.7
07/01/15 to 06/30/16	22.7	3.5	8.3	23.0	40.0	2.6
07/01/16 to 06/30/17	24.1	3.8	8.3	22.8	38.6	2.5
07/01/17 to 06/30/18	26.7	4.2	7.6	22.7	36.3	2.5
07/01/18 to 06/30/19	26.8	5.5	4.3	24.6	36.0	2.8

(a)	The LifePath Index Fund commenced operations on May 31, 2011.

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2019

		Average Annual Total Returns (a)(b)
		1 Year		5 Years		Since Inception (c)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	13.23%	6.78%	N/A	5.92%	N/A	7.02%	N/A
Investor A	13.19	6.51	N/A	5.67	N/A	6.77	N/A
Class K	13.26	6.83	N/A	5.98	N/A	7.06	N/A
Investor P	13.11	6.58	0.97%	5.67	4.55%	6.77	6.06%
LifePath Index 2030 Fund Custom Benchmark	13.33	6.88	N/A	6.01	N/A	7.15	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	6.11	7.87	N/A	2.95	N/A	3.15	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	6.15	4.84	N/A	1.76	N/A	2.50	N/A
FTSE EPRA Nareit Developed Index	14.51	7.68	N/A	4.85	N/A	6.13	N/A
MSCI ACWI ex USA IMI Index	13.33	0.26	N/A	2.25	N/A	3.36	N/A
Russell 1000® Index	18.84	10.02	N/A	10.45	N/A	12.34	N/A
Russell 2000® Index	16.98	(3.31)	N/A	7.06	N/A	9.40	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 15 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2030 Fund Custom Benchmark”), comprised of the indexes indicated, as applicable, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

(c)	The LifePath Index Fund commenced operations on May 31, 2011.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

8	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of June 30, 2019	BlackRock LifePath® Index 2035 Fund

Investment Objective

BlackRock LifePath® Index 2035 Fund’s (“LifePath Index 2035 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Index Fund’s custom benchmark consists of the following:

Period (a)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
07/01/11 to 06/30/12	19.1%	2.5%	N/A	25.3%	49.8%	3.3%
07/01/12 to 06/30/13	21.1	2.8	7.4%	22.2	43.8	2.7
07/01/13 to 06/30/14	23.1	3.0	7.6	22.2	41.4	2.7
07/01/14 to 06/30/15	17.3	2.3	9.3	24.6	44.1	2.4
07/01/15 to 06/30/16	14.0	2.0	10.6	25.9	45.2	2.2
07/01/16 to 06/30/17	15.4	2.3	10.9	25.7	43.8	2.0
07/01/17 to 06/30/18	17.9	2.6	10.4	25.7	41.5	1.9
07/01/18 to 06/30/19	17.2	4.0	5.5	29.2	41.5	2.6

(a)	The LifePath Index Fund commenced operations on May 31, 2011.

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2019

		Average Annual Total Returns (a)(b)
		1 Year		5 Years		Since Inception (c)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	14.30%	6.71%	N/A	6.35%	N/A	7.45%	N/A
Investor A	14.21	6.53	N/A	6.09	N/A	7.18	N/A
Class K	14.34	6.84	N/A	6.40	N/A	7.49	N/A
Investor P	14.18	6.49	0.92%	6.09	4.96%	7.19	6.48%
LifePath Index 2035 Fund Custom Benchmark	14.40	6.84	N/A	6.41	N/A	7.57	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	6.11	7.87	N/A	2.95	N/A	3.15	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	6.15	4.84	N/A	1.76	N/A	2.50	N/A
FTSE EPRA Nareit Developed Index	14.51	7.68	N/A	4.85	N/A	6.13	N/A
MSCI ACWI ex USA IMI Index	13.33	0.26	N/A	2.25	N/A	3.36	N/A
Russell 1000® Index	18.84	10.02	N/A	10.45	N/A	12.34	N/A
Russell 2000® Index	16.98	(3.31)	N/A	7.06	N/A	9.40	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 15 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2035 Fund Custom Benchmark”), comprised of the indexes indicated, as applicable, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

(c)	The LifePath Index Fund commenced operations on May 31, 2011.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	9

Fund Summary as of June 30, 2019	BlackRock LifePath® Index 2040 Fund

Investment Objective

BlackRock LifePath® Index 2040 Fund’s (“LifePath Index 2040 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Index Fund’s custom benchmark consists of the following:

Period (a)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
07/01/11 to 06/30/12	14.1%	1.4%	N/A	27.4%	53.8%	3.3%
07/01/12 to 06/30/13	16.1	1.6	8.6%	23.9	47.4	2.4
07/01/13 to 06/30/14	18.2	1.9	8.8	23.9	44.8	2.4
07/01/14 to 06/30/15	10.9	1.2	11.1	26.8	47.8	2.2
07/01/15 to 06/30/16	6.2	0.8	13.0	28.6	49.5	2.0
07/01/16 to 06/30/17	7.6	1.0	13.2	28.4	48.1	1.6
07/01/17 to 06/30/18	10.0	1.3	12.9	28.4	46.1	1.4
07/01/18 to 06/30/19	8.8	2.5	6.6	33.4	46.3	2.4

(a)	The LifePath Index Fund commenced operations on May 31, 2011.

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2019

		Average Annual Total Returns (a)(b)
		1 Year		5 Years		Since Inception (c)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	15.33%	6.75%	N/A	6.72%	N/A	7.84%	N/A
Investor A	15.23	6.50	N/A	6.47	N/A	7.57	N/A
Class K	15.35	6.80	N/A	6.77	N/A	7.88	N/A
Investor P	15.15	6.49	0.91%	6.45	5.31%	7.57	6.86%
LifePath Index 2040 Fund Custom Benchmark	15.36	6.77	N/A	6.76	N/A	7.94	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	6.11	7.87	N/A	2.95	N/A	3.15	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	6.15	4.84	N/A	1.76	N/A	2.50	N/A
FTSE EPRA Nareit Developed Index	14.51	7.68	N/A	4.85	N/A	6.13	N/A
MSCI ACWI ex USA IMI Index	13.33	0.26	N/A	2.25	N/A	3.36	N/A
Russell 1000® Index	18.84	10.02	N/A	10.45	N/A	12.34	N/A
Russell 2000® Index	16.98	(3.31)	N/A	7.06	N/A	9.40	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 15 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2040 Fund Custom Benchmark”), comprised of the indexes indicated, as applicable, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

(c)	The LifePath Index Fund commenced operations on May 31, 2011.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

10	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of June 30, 2019	BlackRock LifePath® Index 2045 Fund

Investment Objective

BlackRock LifePath® Index 2045 Fund’s (“LifePath Index 2045 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Index Fund’s custom benchmark consists of the following:

Period (a)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
07/01/11 to 06/30/12	9.8%	N/A	N/A	29.5%	57.5%	3.2%
07/01/12 to 06/30/13	12.1	N/A	9.6%	25.4	50.7	2.2
07/01/13 to 06/30/14	14.5	N/A	9.9	25.5	48.0	2.1
07/01/14 to 06/30/15	7.3	0.1%	12.4	28.2	49.9	2.1
07/01/15 to 06/30/16	2.1	0.2	14.4	30.1	51.3	1.9
07/01/16 to 06/30/17	2.6	0.3	15.0	30.4	50.2	1.6
07/01/17 to 06/30/18	3.8	0.4	15.2	30.7	48.8	1.2
07/01/18 to 06/30/19	3.2	1.0	7.4	36.6	49.5	2.3

(a)	The LifePath Index Fund commenced operations on May 31, 2011.

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2019

		Average Annual Total Returns (a)(b)
		1 Year		5 Years		Since Inception (c)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	15.96%	6.70%	N/A	6.97%	N/A	8.10%	N/A
Investor A	15.88	6.45	N/A	6.71	N/A	7.83	N/A
Class K	16.05	6.82	N/A	7.04	N/A	8.16	N/A
Investor P	15.92	6.45	0.88%	6.70	5.55%	7.83	7.12%
LifePath Index 2045 Fund Custom Benchmark	16.08	6.64	N/A	6.97	N/A	8.21	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	6.11	7.87	N/A	2.95	N/A	3.15	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	6.15	4.84	N/A	1.76	N/A	2.50	N/A
FTSE EPRA Nareit Developed Index	14.51	7.68	N/A	4.85	N/A	6.13	N/A
MSCI ACWI ex USA IMI Index	13.33	0.26	N/A	2.25	N/A	3.36	N/A
Russell 1000® Index	18.84	10.02	N/A	10.45	N/A	12.34	N/A
Russell 2000® Index	16.98	(3.31)	N/A	7.06	N/A	9.40	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 15 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2045 Fund Custom Benchmark”), comprised of the indexes indicated, as applicable, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

(c)	The LifePath Index Fund commenced operations on May 31, 2011.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	11

Fund Summary as of June 30, 2019	BlackRock LifePath® Index 2050 Fund

Investment Objective

BlackRock LifePath® Index 2050 Fund’s (“LifePath Index 2050 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Index Fund’s custom benchmark consists of the following:

Period (a)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
07/01/11 to 06/30/12	4.4%	N/A	N/A	31.5%	60.8%	3.3%
07/01/12 to 06/30/13	6.8	N/A	10.6%	26.9	53.7	2.0
07/01/13 to 06/30/14	9.2	N/A	11.0	27.0	51.0	1.8
07/01/14 to 06/30/15	4.8	N/A	13.0	29.0	51.2	2.1
07/01/15 to 06/30/16	1.0	N/A	14.8	30.6	51.6	2.0
07/01/16 to 06/30/17	1.0	N/A	15.6	31.1	50.7	1.6
07/01/17 to 06/30/18	1.1	N/A	16.1	31.7	50.0	1.1
07/01/18 to 06/30/19	0.9	0.2%	7.6	38.1	50.8	2.4

(a)	The LifePath Index Fund commenced operations on May 31, 2011.

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2019

		Average Annual Total Returns (a)(b)
		1 Year		5 Years		Since Inception (c)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	16.31%	6.66%	N/A	7.05%	N/A	8.28%	N/A
Investor A	16.15	6.35	N/A	6.78	N/A	8.00	N/A
Class K	16.34	6.72	N/A	7.10	N/A	8.33	N/A
Investor P	16.15	6.41	0.80%	6.78	5.64%	8.01	7.30%
LifePath Index 2050 Fund Custom Benchmark	16.38	6.58	N/A	7.04	N/A	8.38	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	6.11	7.87	N/A	2.95	N/A	3.15	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	6.15	4.84	N/A	1.76	N/A	2.50	N/A
FTSE EPRA Nareit Developed Index	14.51	7.68	N/A	4.85	N/A	6.13	N/A
MSCI ACWI ex USA IMI Index	13.33	0.26	N/A	2.25	N/A	3.36	N/A
Russell 1000® Index	18.84	10.02	N/A	10.45	N/A	12.34	N/A
Russell 2000® Index	16.98	(3.31)	N/A	7.06	N/A	9.40	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 15 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2050 Fund Custom Benchmark”), comprised of the indexes indicated, as applicable, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

(c)	The LifePath Index Fund commenced operations on May 31, 2011.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

12	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of June 30, 2019	BlackRock LifePath® Index 2055 Fund

Investment Objective

BlackRock LifePath® Index 2055 Fund’s (“LifePath Index 2055 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Index Fund’s custom benchmark consists of the following:

Period (a)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
07/01/11 to 06/30/12	1.0%	N/A	N/A	33.9%	58.7%	6.4%
07/01/12 to 06/30/13	1.6	N/A	11.9%	28.3	56.2	2.0
07/01/13 to 06/30/14	4.0	N/A	12.5	28.5	53.2	1.8
07/01/14 to 06/30/15	2.7	N/A	13.5	29.6	52.1	2.0
07/01/15 to 06/30/16	1.0	N/A	14.8	30.6	51.6	2.0
07/01/16 to 06/30/17	1.0	N/A	15.6	31.1	50.7	1.6
07/01/17 to 06/30/18	1.0	N/A	16.2	31.9	49.8	1.2
07/01/18 to 06/30/19	0.9	0.1%	7.6	38.2	50.8	2.4

(a)	The LifePath Index Fund commenced operations on May 31, 2011.

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2019

		Average Annual Total Returns (a)(b)
		1 Year		5 Years		Since Inception (c)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	16.36%	6.68%	N/A	7.06%	N/A	8.43%	N/A
Investor A	16.20	6.37	N/A	6.80	N/A	8.15	N/A
Class K	16.38	6.73	N/A	7.11	N/A	8.47	N/A
Investor P	16.25	6.36	0.79%	6.79	5.65%	8.15	7.44%
LifePath Index 2055 Fund Custom Benchmark	16.42	6.56	N/A	7.03	N/A	8.49	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	6.11	7.87	N/A	2.95	N/A	3.15	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	6.15	4.84	N/A	1.76	N/A	2.50	N/A
FTSE EPRA Nareit Developed Index	14.51	7.68	N/A	4.85	N/A	6.13	N/A
MSCI ACWI ex USA IMI Index	13.33	0.26	N/A	2.25	N/A	3.36	N/A
Russell 1000® Index	18.84	10.02	N/A	10.45	N/A	12.34	N/A
Russell 2000® Index	16.98	(3.31)	N/A	7.06	N/A	9.40	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 15 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2055 Fund Custom Benchmark”), comprised of the indexes indicated, as applicable, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

(c)	The LifePath Index Fund commenced operations on May 31, 2011.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	13

Fund Summary as of June 30, 2019	BlackRock LifePath® Index 2060 Fund

Investment Objective

BlackRock LifePath® Index 2060 Fund’s (“LifePath Index 2060 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Index Fund’s custom benchmark consists of the following:

Period (a)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
07/01/16 to 06/30/17	1.0%	N/A	15.6%	31.1%	50.7%	1.6%
07/01/17 to 06/30/18	1.0	N/A	16.2	31.9	49.8	1.2
07/01/18 to 06/30/19	0.9	0.1%	7.6	38.2	50.8	2.4

(a)	The LifePath Index Fund commenced operations on February 29, 2016.

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2019

		Average Annual Total Returns (a)(b)
		1 Year		Since Inception (c)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	16.40%	6.70%	N/A	13.01%	N/A
Investor A	16.23	6.41	N/A	12.72	N/A
Class K	16.42	6.76	N/A	13.06	N/A
Investor P	16.17	6.46	0.83%	12.74	10.94%
LifePath Index 2060 Fund Custom Benchmark	16.42	6.56	N/A	12.92	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	6.11	7.87	N/A	3.03	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	6.15	4.84	N/A	2.94	N/A
FTSE EPRA Nareit Developed Index	14.51	7.68	N/A	7.97	N/A
MSCI ACWI ex USA IMI Index	13.33	0.26	N/A	10.58	N/A
Russell 1000® Index	18.84	10.02	N/A	15.81	N/A
Russell 2000® Index	16.98	(3.31)	N/A	14.87	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 15 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2060 Fund Custom Benchmark”), comprised of the indexes indicated, as applicable, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

(c)	The LifePath Index Fund commenced operations on February 29, 2016.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

14	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Investor P Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are only available to investors purchasing shares through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the LifePath Index Funds’ distributor to offer such shares. Investor P Share performance shown prior to the Investor P Shares inception date of August 6, 2018 is that of Investor A Shares (which have no distribution or service fees) and was restated to reflect Investor P Shares fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (“BAL” or the “Administrator”), each LifePath Index Fund’s administrator, has contractually agreed to waive and/or reimburse a portion of each LifePath Index Fund’s expenses. Without such waiver and/or reimbursement, each LifePath Index Fund’s performance would have been lower. The Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

The LifePath Index Funds’ custom benchmarks are hypothetical representations of the performance of the respective LifePath Index Fund’s asset classes according to their weightings as of the most recent quarter-end. The weightings of the various indexes that are included in the LifePath Index Funds’ custom benchmarks are adjusted quarterly to reflect the LifePath Index Fund’s changing asset allocations over time. As of June 30, 2019, the following indexes are used to calculate the LifePath Index Funds’ custom benchmarks: Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Treasury Inflation Protected Securities (“TIPS”) Index (Series L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index.

The Bloomberg Barclays U.S. Aggregate Bond Index is a widely recognized unmanaged market-weighted index comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity. The Bloomberg Barclays U.S. TIPS Index (Series L) is a market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury. The FTSE EPRA Nareit Developed Index is a global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe, and Asia. The MSCI ACWI ex USA IMI Index is a free float-adjusted market capitalization weighted index that measures the equity market performance of the developed (excluding the U.S.) and emerging investable market universe. The Russell 1000® Index is an index that measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The Russell 1000® Index represents approximately 92% of the total market capitalization of the Russell 3000® Index. The Russell 2000® Index is an unmanaged index that is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that Index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Disclosure of Expenses

Shareholders of each LifePath Index Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on January 1, 2019 and held through June 30, 2019), are intended to assist shareholders both in calculating expenses based on an investment in each LifePath Index Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their LifePath Index Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on each LifePath Index Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a LifePath Index Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

ABOUT FUND PERFORMANCE / DISCLOSURE OF EXPENSES	15

Disclosure of Expenses  (continued)

	Actual			Hypothetical (b)
	Beginning Account Value 01/01/19	Ending Account Value 06/30/19	Expenses Paid During the Period (a)	Beginning Account Value 01/01/19	Ending Account Value 06/30/19	Expenses Paid During the Period (a)	Annualized Expense Ratio

LifePath Index Retirement Fund
Institutional	$1,000.00	$1,103.10	$0.63	$1,000.00	$1,024.20	$0.60	0.12%
Investor A	1,000.00	1,101.90	1.93	1,000.00	1,022.96	1.86	0.37
Class K	1,000.00	1,103.40	0.37	1,000.00	1,024.45	0.35	0.07
Investor P	1,000.00	1,102.00	1.93	1,000.00	1,022.96	1.86	0.37

LifePath Index 2020 Fund
Institutional	$1,000.00	$1,108.00	$0.63	$1,000.00	$1,024.20	$0.60	0.12%
Investor A	1,000.00	1,106.10	1.93	1,000.00	1,022.96	1.86	0.37
Class K	1,000.00	1,108.30	0.37	1,000.00	1,024.45	0.35	0.07
Investor P	1,000.00	1,106.20	1.93	1,000.00	1,022.96	1.86	0.37

LifePath Index 2025 Fund
Institutional	$1,000.00	$1,121.10	$0.58	$1,000.00	$1,024.25	$0.55	0.11%
Investor A	1,000.00	1,120.10	1.89	1,000.00	1,023.01	1.81	0.36
Class K	1,000.00	1,121.40	0.32	1,000.00	1,024.50	0.30	0.06
Investor P	1,000.00	1,119.80	1.89	1,000.00	1,023.01	1.81	0.36

LifePath Index 2030 Fund
Institutional	$1,000.00	$1,132.30	$0.58	$1,000.00	$1,024.25	$0.55	0.11%
Investor A	1,000.00	1,131.90	1.90	1,000.00	1,023.01	1.81	0.36
Class K	1,000.00	1,132.60	0.32	1,000.00	1,024.50	0.30	0.06
Investor P	1,000.00	1,131.10	1.90	1,000.00	1,023.01	1.81	0.36

LifePath Index 2035 Fund
Institutional	$1,000.00	$1,143.00	$0.58	$1,000.00	$1,024.25	$0.55	0.11%
Investor A	1,000.00	1,142.10	1.91	1,000.00	1,023.01	1.81	0.36
Class K	1,000.00	1,143.40	0.32	1,000.00	1,024.50	0.30	0.06
Investor P	1,000.00	1,141.80	1.86	1,000.00	1,023.06	1.76	0.35

LifePath Index 2040 Fund
Institutional	$1,000.00	$1,153.30	$0.53	$1,000.00	$1,024.30	$0.50	0.10%
Investor A	1,000.00	1,152.30	1.87	1,000.00	1,023.06	1.76	0.35
Class K	1,000.00	1,153.50	0.27	1,000.00	1,024.55	0.25	0.05
Investor P	1,000.00	1,151.50	1.87	1,000.00	1,023.06	1.76	0.35

LifePath Index 2045 Fund
Institutional	$1,000.00	$1,159.60	$0.54	$1,000.00	$1,024.30	$0.50	0.10%
Investor A	1,000.00	1,158.80	1.87	1,000.00	1,023.06	1.76	0.35
Class K	1,000.00	1,160.50	0.27	1,000.00	1,024.55	0.25	0.05
Investor P	1,000.00	1,159.20	1.87	1,000.00	1,023.06	1.76	0.35

LifePath Index 2050 Fund
Institutional	$1,000.00	$1,163.10	$0.54	$1,000.00	$1,024.30	$0.50	0.10%
Investor A	1,000.00	1,161.50	1.88	1,000.00	1,023.06	1.76	0.35
Class K	1,000.00	1,163.40	0.27	1,000.00	1,024.55	0.25	0.05
Investor P	1,000.00	1,161.50	1.88	1,000.00	1,023.06	1.76	0.35

LifePath Index 2055 Fund
Institutional	$1,000.00	$1,163.60	$0.48	$1,000.00	$1,024.35	$0.45	0.09%
Investor A	1,000.00	1,162.00	1.82	1,000.00	1,023.11	1.71	0.34
Class K	1,000.00	1,163.80	0.21	1,000.00	1,024.60	0.20	0.04
Investor P	1,000.00	1,162.50	1.82	1,000.00	1,023.11	1.71	0.34

LifePath Index 2060 Fund
Institutional	$1,000.00	$1,164.00	$0.48	$1,000.00	$1,024.35	$0.45	0.09%
Investor A	1,000.00	1,162.30	1.82	1,000.00	1,023.11	1.71	0.34
Class K	1,000.00	1,164.20	0.21	1,000.00	1,024.60	0.20	0.04
Investor P	1,000.00	1,161.70	1.82	1,000.00	1,023.11	1.71	0.34

(a)

For each class of a LifePath Index Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because a LifePath Index Fund invests all of its assets in its respective LifePath Index Master Portfolio, the expense examples reflect the net expenses of both the LifePath Index Fund and the LifePath Index Master Portfolio in which it invests.

(b)	Hypothetical 5% return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

16	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited)

June 30, 2019

	BlackRock LifePath Index Retirement Fund	BlackRock LifePath Index 2020 Fund	BlackRock LifePath Index 2025 Fund	BlackRock LifePath Index 2030 Fund	BlackRock LifePath Index 2035 Fund

ASSETS
Investments at value — from the applicable LifePath Index Master Portfolio	$2,521,923,032	$4,782,617,528	$3,778,392,811	$6,795,183,400	$3,360,440,173
Receivables:
Capital shares sold	7,596,264	15,451,608	30,826,219	22,628,211	18,400,438
From the Administrator/Manager	19,979	40,820	18,627	29,997	16,414
Deferred offering costs	3,428	3,430	3,430	3,430	3,430
Prepaid expenses	72,192	106,990	52,644	55,877	49,101

Total assets	2,529,614,895	4,798,220,376	3,809,293,731	6,817,900,915	3,378,909,556

LIABILITIES
Payables:
Capital gains distributions	—	—	149,318	—	128,997
Capital shares redeemed	3,062,051	4,873,714	5,445,330	6,189,405	2,049,464
Contributions to the Master Portfolio	4,534,213	10,577,894	25,380,889	16,438,806	16,350,974
Income dividend distributions	670,004	1,070,962	1,542,089	1,624,589	1,305,872
Offering costs	18,130	18,130	18,130	18,130	18,130
Officer’s fees	—	—	59	—	94
Other accrued expenses	5,368	4,585	4,621	3,523	4,515
Printing fees	9,506	17,127	15,334	14,066	12,700
Professional fees	16,496	13,058	12,332	10,995	14,966
Reorganization costs	—	14,888	—	—	—
Registration fees	—	—	16,880	—	18,610
Service fees	208,342	374,340	33,422	402,933	30,398
Transfer agent fees	78,241	108,936	48,607	160,476	46,450

Total liabilities	8,602,351	17,073,634	32,667,011	24,862,923	19,981,170

NET ASSETS	$2,521,012,544	$4,781,146,742	$3,776,626,720	$6,793,037,992	$3,358,928,386

NET ASSETS CONSIST OF
Paid-in capital	$2,316,981,473	$4,348,512,974	$3,400,639,993	$6,109,798,917	$2,965,150,322
Accumulated earnings	204,031,071	432,633,768	375,986,727	683,239,075	393,778,064

NET ASSETS	$2,521,012,544	$4,781,146,742	$3,776,626,720	$6,793,037,992	$3,358,928,386

Institutional
Net assets	$149,372,128	$292,742,706	$112,303,092	$429,239,668	$107,697,187

Shares outstanding(a)	11,862,332	22,454,621	8,217,736	30,518,881	7,410,245

Net asset value	$12.59	$13.04	$13.67	$14.06	$14.53

Investor A
Net assets	$91,963,938	$213,503,999	$153,989,598	$331,188,600	$148,509,350

Shares outstanding(a)	7,310,984	16,405,246	11,282,407	23,558,560	10,244,126

Net asset value	$12.58	$13.01	$13.65	$14.06	$14.50

Class K
Net assets	$1,349,782,817	$2,650,648,716	$3,495,272,931	$4,090,620,803	$3,097,920,259

Shares outstanding(a)	107,256,525	203,331,505	255,675,488	291,101,887	213,334,924

Net asset value	$12.58	$13.04	$13.67	$14.05	$14.52

Investor P
Net assets	$929,893,661	$1,624,251,321	$15,061,099	$1,941,988,921	$4,801,590

Shares outstanding(a)	73,988,944	124,971,627	1,105,128	138,234,751	331,581

Net asset value	$12.57	$13.00	$13.63	$14.05	$14.48

(a)	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	17

Statements of Assets and Liabilities  (unaudited) (continued)

June 30, 2019

	BlackRock LifePath Index 2040 Fund	BlackRock LifePath Index 2045 Fund	BlackRock LifePath Index 2050 Fund	BlackRock LifePath Index 2055 Fund	BlackRock LifePath Index 2060 Fund

ASSETS
Investments at value — from the applicable LifePath Index Master Portfolio	$5,335,485,896	$2,374,466,501	$2,556,097,827	$1,172,825,052	$264,668,239
Receivables:
Capital shares sold	16,194,609	14,252,176	10,767,803	6,657,776	1,531,440
From the Administrator/Manager	27,399	15,519	—	14,738	10,976
Deferred offering costs	3,430	3,430	3,430	3,430	3,430
Prepaid expenses	57,171	42,979	22,905	38,389	30,495

Total assets	5,351,768,505	2,388,780,605	2,566,891,965	1,179,539,385	266,244,580

LIABILITIES
Payables:
Capital gains distributions	—	66,657	—	—	—
Capital shares redeemed	6,049,523	2,548,580	1,720,030	1,348,447	59,771
Contributions to the Master Portfolio	10,145,086	11,703,596	9,047,773	5,309,329	1,471,669
Income dividend distributions	1,267,725	858,204	678,156	358,040	84,425
Offering costs	18,130	18,130	18,130	18,130	18,130
Officer’s fees	—	59	39	38	—
Other accrued expenses	4,092	4,942	5,074	19,719	5,955
Printing fees	9,263	11,052	4,585	—	15,733
Professional fees	13,583	16,606	16,706	18,761	12,338
Registration fees	—	12,996	—	—	2,944
Service fees	287,038	19,923	112,339	12,642	1,731
Transfer agent fees	117,530	36,090	—	32,870	—

Total liabilities	17,911,970	15,296,835	11,602,832	7,117,976	1,672,696

NET ASSETS	$5,333,856,535	$2,373,483,770	$2,555,289,133	$1,172,421,409	$264,571,884

NET ASSETS CONSIST OF
Paid-in capital	$4,757,236,184	$2,093,298,805	$2,271,756,636	$1,053,256,946	$248,970,287
Accumulated earnings	576,620,351	280,184,965	283,532,497	119,164,463	15,601,597

NET ASSETS	$5,333,856,535	$2,373,483,770	$2,555,289,133	$1,172,421,409	$264,571,884

Institutional
Net assets	$505,553,671	$85,278,279	$84,312,004	$79,603,531	$5,281,479

Shares outstanding(a)	33,966,144	5,590,443	5,435,323	5,033,198	376,750

Net asset value	$14.88	$15.25	$15.51	$15.82	$14.02

Investor A
Net assets	$218,873,250	$99,624,413	$116,067,872	$63,866,900	$8,160,609

Shares outstanding(a)	14,733,775	6,544,574	7,500,387	4,047,467	583,355

Net asset value	$14.86	$15.22	$15.47	$15.78	$13.99

Class K
Net assets	$3,184,824,153	$2,186,967,888	$1,912,008,969	$1,028,023,534	$250,142,515

Shares outstanding(a)	213,996,884	143,250,470	123,261,732	64,989,440	17,841,926

Net asset value	$14.88	$15.27	$15.51	$15.82	$14.02

Investor P
Net assets	$1,424,605,461	$1,613,190	$442,900,288	$927,444	$987,281

Shares outstanding(a)	95,974,035	106,080	28,644,726	58,805	70,601

Net asset value	$14.84	$15.21	$15.46	$15.77	$13.98

(a)	No par value, unlimited number of shares authorized.

See notes to financial statements.

18	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited)

Six Months Ended June 30, 2019

	BlackRock LifePath Index Retirement Fund	BlackRock LifePath Index 2020 Fund	BlackRock LifePath Index 2025 Fund	BlackRock LifePath Index 2030 Fund	BlackRock LifePath Index 2035 Fund

INVESTMENT INCOME
Net investment income allocated from the applicable LifePath Index Master Portfolio:
Dividends — affiliated	$12,613,567	$25,830,500	$25,714,779	$56,263,461	$31,469,666
Interest — affiliated	18,815,340	33,650,805	19,207,275	26,388,328	8,630,575
Securities lending income — affiliated — net	25,713	5,626	32,528	26,347	46,405
Expenses	(1,028,441)	(1,902,000)	(1,383,837)	(2,461,283)	(1,166,055)
Fees waived	164,164	275,134	312,283	524,206	313,748

Total investment income	30,590,343	57,860,065	43,883,028	80,741,059	39,294,339

FUND EXPENSES
Administration	360,024	681,683	508,428	943,112	451,438
Service — class specific	1,253,544	2,242,214	173,668	2,736,511	151,876
Transfer agent — class specific	360,336	679,493	98,381	818,840	95,643
Registration	66,626	96,238	55,660	117,177	48,103
Professional	17,472	17,726	17,739	17,986	17,329
Offering	16,781	16,781	16,781	16,781	16,781
Printing	10,082	14,253	10,311	14,735	9,501
Accounting services	2,525	2,525	2,525	2,525	2,525
Officer	336	669	511	883	490
Reorganization costs	—	14,888	—	—	—
Miscellaneous	7,557	7,103	7,101	6,927	6,381

Total expenses	2,095,283	3,773,573	891,105	4,675,477	800,067
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(479,256)	(850,366)	(617,555)	(1,118,618)	(551,406)
Transfer agent fees waived and/or reimbursed — class specific	(73,443)	(160,312)	(37,825)	(168,831)	(41,063)

Total expenses after fees waived and/or reimbursed	1,542,584	2,762,895	235,725	3,388,028	207,598

Net investment income	29,047,759	55,097,170	43,647,303	77,353,031	39,086,741

REALIZED AND UNREALIZED GAIN ALLOCATED FROM THE APPLICABLE LIFEPATH INDEX MASTER PORTFOLIO
Net realized gain from investments	2,805,147	1,866,465	5,993,124	19,050,645	9,243,069
Net change in unrealized appreciation (depreciation) on investments	204,194,896	405,314,684	331,806,863	674,734,275	343,487,933

Total realized and unrealized gain	207,000,043	407,181,149	337,799,987	693,784,920	352,731,002

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$236,047,802	$462,278,319	$381,447,290	$771,137,951	$391,817,743

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statements of Operations  (unaudited) (continued)

Six Months Ended June 30, 2019

	BlackRock LifePath Index 2040 Fund	BlackRock LifePath Index 2045 Fund	BlackRock LifePath Index 2050 Fund	BlackRock LifePath Index 2055 Fund	BlackRock LifePath Index 2060 Fund

INVESTMENT INCOME
Net investment income allocated from the applicable LifePath Index Master Portfolio:
Dividends — affiliated	$56,469,475	$26,426,372	$29,424,375	$13,217,452	$2,861,316
Interest — affiliated	8,083,751	1,442,770	786,216	319,760	67,463
Securities lending income — affiliated — net	40,318	8,436	10,393	3,555	—
Expenses	(1,819,130)	(783,069)	(840,790)	(386,810)	(106,651)
Fees waived	620,181	282,048	300,556	199,386	67,385

Total investment income	63,394,595	27,376,557	29,680,750	13,353,343	2,889,513

FUND EXPENSES
Administration	735,805	315,241	342,851	151,046	31,611
Service — class specific	1,958,520	98,416	652,128	64,720	7,989
Transfer agent — class specific	662,465	82,589	229,623	82,269	24,112
Registration	103,767	45,382	55,539	38,159	34,911
Professional	17,499	17,080	17,024	16,719	14,577
Offering	16,781	16,781	16,781	16,781	16,781
Printing	12,839	7,334	9,859	7,988	10,934
Accounting services	2,525	2,525	2,525	2,525	2,525
Officer	704	330	364	163	11
Miscellaneous	6,414	5,264	5,211	5,019	5,137

Total expenses	3,517,319	590,942	1,331,905	385,389	148,588
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(895,185)	(409,766)	(450,094)	(238,342)	(116,562)
Transfer agent fees waived and/or reimbursed — class specific	(150,306)	(43,876)	(80,390)	(51,741)	(21,557)

Total expenses after fees waived and/or reimbursed	2,471,828	137,300	801,421	95,306	10,469

Net investment income	60,922,767	27,239,257	28,879,329	13,258,037	2,879,044

REALIZED AND UNREALIZED GAIN ALLOCATED FROM THE APPLICABLE LIFEPATH INDEX MASTER PORTFOLIO
Net realized gain from investments	21,235,946	8,297,016	10,061,748	3,425,412	494,017
Net change in unrealized appreciation (depreciation) on investments	600,006,479	264,758,594	293,786,754	127,593,765	25,905,810

Total realized and unrealized gain	621,242,425	273,055,610	303,848,502	131,019,177	26,399,827

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$682,165,192	$300,294,867	$332,727,831	$144,277,214	$29,278,871

See notes to financial statements.

20	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	BlackRock LifePath Index Retirement Fund		BlackRock LifePath Index 2020 Fund
	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$29,047,759	$36,315,765	$55,097,170	$70,182,546
Net realized gain (loss)	2,805,147	(5,296,150)	1,866,465	(5,944,043)
Net change in unrealized appreciation (depreciation)	204,194,896	(99,347,538)	405,314,684	(211,759,456)

Net increase (decrease) in net assets resulting from operations	236,047,802	(68,327,923)	462,278,319	(147,520,953)

DISTRIBUTIONS(a)
Institutional	(1,755,598)	(1,863,610)	(3,459,223)	(4,186,883)
Investor A	(968,274)	(1,701,611)	(2,249,062)	(4,275,370)
Class K	(15,854,019)	(28,326,410)	(31,353,789)	(60,056,816)
Investor P	(9,932,507)	(6,176,947)	(17,472,013)	(14,269,585)

Decrease in net assets resulting from distributions to shareholders	(28,510,398)	(38,068,578)	(54,534,087)	(82,788,654)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	13,169,035	1,171,859,011	43,819,123	2,152,208,345

NET ASSETS
Total increase in net assets	220,706,439	1,065,462,510	451,563,355	1,921,898,738
Beginning of period	2,300,306,105	1,234,843,595	4,329,583,387	2,407,684,649

End of period	$2,521,012,544	$2,300,306,105	$4,781,146,742	$4,329,583,387

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath Index 2025 Fund		BlackRock LifePath Index 2030 Fund
	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$43,647,303	$70,965,279	$77,353,031	$99,970,826
Net realized gain (loss)	5,993,124	(5,159,414)	19,050,645	(8,831,035)
Net change in unrealized appreciation (depreciation)	331,806,863	(218,830,890)	674,734,275	(402,679,866)

Net increase (decrease) in net assets resulting from operations	381,447,290	(153,025,025)	771,137,951	(311,540,075)

DISTRIBUTIONS(a)
Institutional	(1,408,222)	(2,690,202)	(5,179,563)	(4,756,501)
Investor A	(1,710,895)	(3,022,227)	(3,557,613)	(5,489,756)
Class K	(43,733,940)	(70,018,318)	(49,133,465)	(74,020,681)
Investor P	(149,595)	(18,628)	(21,302,155)	(12,415,867)

Decrease in net assets resulting from distributions to shareholders	(47,002,652)	(75,749,375)	(79,172,796)	(96,682,805)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	438,188,625	732,145,328	371,261,458	3,007,159,930

NET ASSETS
Total increase in net assets	772,633,263	503,370,928	1,063,226,613	2,598,937,050
Beginning of period	3,003,993,457	2,500,622,529	5,729,811,379	3,130,874,329

End of period	$3,776,626,720	$3,003,993,457	$6,793,037,992	$5,729,811,379

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

22	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath Index 2035 Fund		BlackRock LifePath Index 2040 Fund
	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$39,086,741	$62,544,819	$60,922,767	$79,336,308
Net realized gain (loss)	9,243,069	(3,348,596)	21,235,946	(17,782,484)
Net change in unrealized appreciation (depreciation)	343,487,933	(238,976,379)	600,006,479	(373,948,239)

Net increase (decrease) in net assets resulting from operations	391,817,743	(179,780,156)	682,165,192	(312,394,415)

DISTRIBUTIONS(a)
Institutional	(1,375,788)	(2,215,283)	(6,459,512)	(4,857,706)
Investor A	(1,687,997)	(2,509,087)	(2,488,483)	(3,596,340)
Class K	(40,064,136)	(54,921,017)	(40,425,132)	(56,256,528)
Investor P	(51,866)	(5,192)	(16,640,591)	(9,370,925)

Decrease in net assets resulting from distributions to shareholders	(43,179,787)	(59,650,579)	(66,013,718)	(74,081,499)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	418,067,182	714,943,481	332,570,623	2,437,404,493

NET ASSETS
Total increase in net assets	766,705,138	475,512,746	948,722,097	2,050,928,579
Beginning of period	2,592,223,248	2,116,710,502	4,385,134,438	2,334,205,859

End of period	$3,358,928,386	$2,592,223,248	$5,333,856,535	$4,385,134,438

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath Index 2045 Fund		BlackRock LifePath Index 2050 Fund
	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$27,239,257	$43,722,634	$28,879,329	$41,798,280
Net realized gain (loss)	8,297,016	(4,471,220)	10,061,748	(9,596,714)
Net change in unrealized appreciation (depreciation)	264,758,594	(188,690,572)	293,786,754	(196,328,322)

Net increase (decrease) in net assets resulting from operations	300,294,867	(149,439,158)	332,727,831	(164,126,756)

DISTRIBUTIONS(a)
Institutional	(1,128,196)	(1,664,434)	(1,069,022)	(1,584,622)
Investor A	(1,166,779)	(1,476,281)	(1,316,926)	(1,684,498)
Class K	(29,028,915)	(37,519,200)	(24,422,836)	(31,641,931)
Investor P	(20,054)	(2,779)	(5,231,416)	(3,032,970)

Decrease in net assets resulting from distributions to shareholders	(31,343,944)	(40,662,694)	(32,040,200)	(37,944,021)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	322,970,468	585,732,158	288,918,378	915,730,764

NET ASSETS
Total increase in net assets	591,921,391	395,630,306	589,606,009	713,659,987
Beginning of period	1,781,562,379	1,385,932,073	1,965,683,124	1,252,023,137

End of period	$2,373,483,770	$1,781,562,379	$2,555,289,133	$1,965,683,124

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

24	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath Index 2055 Fund		BlackRock LifePath Index 2060 Fund
	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$13,258,037	$19,339,136	$2,879,044	$3,224,790
Net realized gain (loss)	3,425,412	(5,510,087)	494,017	(4,528,884)
Net change in unrealized appreciation (depreciation)	127,593,765	(84,811,123)	25,905,810	(12,235,947)

Net increase (decrease) in net assets resulting from operations	144,277,214	(70,982,074)	29,278,871	(13,540,041)

DISTRIBUTIONS(a)
Institutional	(12,737,019)	(15,248,291)	(58,454)	(54,600)
Investor A	(984,148)	(1,303,230)	(82,087)	(64,121)
Class K	(702,446)	(825,974)	(2,878,403)	(2,729,840)
Investor P	(10,149)	(2,309)	(9,952)	(2,587)

Decrease in net assets resulting from distributions to shareholders	(14,433,762)	(17,379,804)	(3,028,896)	(2,851,148)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	222,832,453	330,037,613	80,799,876	99,363,718

NET ASSETS
Total increase in net assets	352,675,905	241,675,735	107,049,851	82,972,529
Beginning of period	819,745,504	578,069,769	157,522,033	74,549,504

End of period	$1,172,421,409	$819,745,504	$264,571,884	$157,522,033

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock LifePath Index Retirement Fund

	Institutional
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017	2016	2015	2014

Net asset value, beginning of period	$11.55		$12.26		$11.33	$10.97	$11.33	$11.05

Net investment income(a)	0.15		0.30		0.25	0.23	0.21	0.21
Net realized and unrealized gain (loss)	1.04		(0.73)		0.96	0.41	(0.25)	0.42

Net increase (decrease) from investment operations	1.19		(0.43)		1.21	0.64	(0.04)	0.63

Distributions(b)
From net investment income	(0.15)		(0.27)		(0.25)	(0.22)	(0.21)	(0.21)
From net realized gain	—		(0.01)		(0.03)	(0.06)	(0.11)	(0.14)

Total distributions	(0.15)		(0.28)		(0.28)	(0.28)	(0.32)	(0.35)

Net asset value, end of period	$12.59		$11.55		$12.26	$11.33	$10.97	$11.33

Total Return(c)
Based on net asset value	10.31	%(d)	(3.55)%		10.69%	5.86%	(0.36)%	5.73%

Ratios to Average Net Assets(e)(f)
Total expenses	0.18	%(g)	0.18	%(h)	0.17%	0.19%	0.21%	0.23%

Total expenses after fees waived and/or reimbursed	0.12	%(g)	0.12	%(h)	0.13%	0.13%	0.14%	0.16%

Net investment income	2.49	%(g)	2.51%		2.10%	2.02%	1.79%	1.82%

Supplemental Data
Net assets, end of period (000)	$149,372		$145,418		$72,929	$71,606	$68,492	$68,385

Portfolio turnover rate of the LifePath Index Master Portfolio(i)	7%		25%		10%	13%	25%	15%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.01%	0.01%	0.02%	0.02%	0.02%	0.03%
Investments in underlying funds	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%

(g)	Annualized.
(h)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.17% and 0.12%, respectively.

(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

26	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index Retirement Fund (continued)

	Investor A
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017	2016	2015	2014

Net asset value, beginning of period	$11.54		$12.25		$11.32	$10.97	$11.33	$11.05

Net investment income(a)	0.14		0.27		0.22	0.20	0.17	0.17
Net realized and unrealized gain (loss)	1.03		(0.73)		0.96	0.40	(0.24)	0.43

Net increase (decrease) from investment operations	1.17		(0.46)		1.18	0.60	(0.07)	0.60

Distributions(b)
From net investment income	(0.13)		(0.24)		(0.22)	(0.19)	(0.18)	(0.18)
From net realized gain	—		(0.01)		(0.03)	(0.06)	(0.11)	(0.14)

Total distributions	(0.13)		(0.25)		(0.25)	(0.25)	(0.29)	(0.32)

Net asset value, end of period	$12.58		$11.54		$12.25	$11.32	$10.97	$11.33

Total Return(c)
Based on net asset value	10.19	%(d)	(3.80)%		10.43%	5.51%	(0.61)%	5.50%

Ratios to Average Net Assets(e)(f)
Total expenses	0.47	%(g)	0.44	%(h)	0.42%	0.44%	0.46%	0.48%

Total expenses after fees waived and/or reimbursed	0.37	%(g)	0.38	%(h)	0.38%	0.38%	0.39%	0.41%

Net investment income	2.25	%(g)	2.24%		1.84%	1.75%	1.54%	1.55%

Supplemental Data
Net assets, end of period (000)	$91,964		$82,454		$89,720	$72,286	$61,886	$55,156

Portfolio turnover rate of the LifePath Index Master Portfolio(i)	7%		25%		10%	13%	25%	15%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.01%	0.01%	0.02%	0.02%	0.02%	0.03%
Investments in underlying funds	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%

(g)	Annualized.
(h)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed have been 0.43% and 0.38%, respectively.

(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index Retirement Fund (continued)

	Class K
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017	2016	2015	2014

Net asset value, beginning of period	$11.54		$12.25		$11.32	$10.97	$11.33	$11.05

Net investment income(a)	0.15		0.31		0.26	0.23	0.20	0.21
Net realized and unrealized gain (loss)	1.04		(0.73)		0.95	0.40	(0.23)	0.42

Net increase (decrease) from investment operations	1.19		(0.42)		1.21	0.63	(0.03)	0.63

Distributions(b)
From net investment income	(0.15)		(0.28)		(0.25)	(0.22)	(0.22)	(0.21)
From net realized gain	—		(0.01)		(0.03)	(0.06)	(0.11)	(0.14)

Total distributions	(0.15)		(0.29)		(0.28)	(0.28)	(0.33)	(0.35)

Net asset value, end of period	$12.58		$11.54		$12.25	$11.32	$10.97	$11.33

Total Return(c)
Based on net asset value	10.34	%(d)	(3.51)%		10.75%	5.82%	(0.31)%	5.78%

Ratios to Average Net Assets(e)(f)
Total expenses	0.12	%(g)	0.13	%(h)	0.12%	0.14%	0.15%	0.19%

Total expenses after fees waived and/or reimbursed	0.07	%(g)	0.08	%(h)	0.08%	0.08%	0.09%	0.11%

Net investment income	2.55	%(g)	2.54%		2.13%	2.05%	1.84%	1.87%

Supplemental Data
Net assets, end of period (000)	$1,349,783		$1,160,344		$1,072,195	$666,364	$369,359	$307,946

Portfolio turnover rate of the LifePath Index Master Portfolio(i)	7%		25%		10%	13%	25%	15%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.01%	0.01%	0.02%	0.02%	0.02%	0.03%
Investments in underlying funds	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%

(g)	Annualized.
(h)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.12% and 0.08%, respectively.

(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

28	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index Retirement Fund (continued)

	Investor P
	Six Months Ended 06/30/19 (unaudited)		Period from 08/06/18(a) to 12/31/18

Net asset value, beginning of period	$11.53		$12.23

Net investment income(b)	0.13		0.12
Net realized and unrealized gain (loss)	1.04		(0.67)

Net increase (decrease) from investment operations	1.17		(0.55)

Distributions(c)
From net investment income	(0.13)		(0.14)
From net realized gain	—		(0.01)

Total distributions	(0.13)		(0.15)

Net asset value, end of period	$12.57		$11.53

Total Return(d)
Based on net asset value	10.20	%(e)	(4.56	)%(e)

Ratios to Average Net Assets(f)(g)
Total expenses	0.42	%(h)	0.41	%(h)(i)(j)

Total expenses after fees waived and/or reimbursed	0.37	%(h)	0.36	%(h)(i)(j)

Net investment income	2.23	%(h)	2.47	%(h)

Supplemental Data
Net assets, end of period (000)	$929,894		$912,090

Portfolio turnover rate of the LifePath Index Master Portfolio(k)	7%		25%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Period from 08/06/18(a) to 12/31/18
Allocated fees waived	0.01%	0.01%
Investments in underlying funds	0.03%	0.03%

(h)	Annualized.
(i)

Reorganization, offering, and board realignment and consolidation costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.42% and 0.37%, respectively.

(j)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.39% and 0.36%, respectively.

(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2020 Fund

	Institutional
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017	2016	2015	2014

Net asset value, beginning of period	$11.91		$12.73		$11.61	$11.20	$11.57	$11.25

Net investment income(a)	0.16		0.32		0.26	0.24	0.22	0.22
Net realized and unrealized gain (loss)	1.12		(0.82)		1.15	0.45	(0.27)	0.46

Net increase (decrease) from investment operations	1.28		(0.50)		1.41	0.69	(0.05)	0.68

Distributions(b)
From net investment income	(0.15)		(0.28)		(0.26)	(0.23)	(0.22)	(0.22)
From net realized gain	—		(0.04)		(0.03)	(0.05)	(0.10)	(0.14)

Total distributions	(0.15)		(0.32)		(0.29)	(0.28)	(0.32)	(0.36)

Net asset value, end of period	$13.04		$11.91		$12.73	$11.61	$11.20	$11.57

Total Return(c)
Based on net asset value	10.80	%(d)	(4.01)%		12.28%	6.17%	(0.38)%	6.10%

Ratios to Average Net Assets(e)(f)
Total expenses	0.17	%(g)	0.17	%(h)	0.17%	0.18%	0.20%	0.22%

Total expenses after fees waived and/or reimbursed	0.12	%(g)	0.12	%(h)	0.13%	0.13%	0.14%	0.16%

Net investment income	2.48	%(g)	2.55%		2.16%	2.08%	1.89%	1.93%

Supplemental Data
Net assets, end of period (000)	$292,743		$284,474		$106,140	$87,573	$89,773	$81,485

Portfolio turnover rate of the LifePath Index Master Portfolio(i)	8%		20%		9%	14%	14%	12%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.01%	0.01%	0.01%	0.01%	0.02%	0.02%
Investments in underlying funds	0.03%	0.03%	0.03%	0.04%	0.04%	0.04%

(g)	Annualized.
(h)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.16% and 0.12%, respectively.

(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

30	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2020 Fund (continued)

	Investor A
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017	2016	2015	2014

Net asset value, beginning of period	$11.89		$12.71		$11.59	$11.18	$11.55	$11.23

Net investment income(a)	0.14		0.28		0.23	0.20	0.19	0.19
Net realized and unrealized gain (loss)	1.12		(0.81)		1.15	0.46	(0.26)	0.46

Net increase (decrease) from investment operations	1.26		(0.53)		1.38	0.66	(0.07)	0.65

Distributions(b)
From net investment income	(0.14)		(0.25)		(0.23)	(0.20)	(0.20)	(0.19)
From net realized gain	—		(0.04)		(0.03)	(0.05)	(0.10)	(0.14)

Total distributions	(0.14)		(0.29)		(0.26)	(0.25)	(0.30)	(0.33)

Net asset value, end of period	$13.01		$11.89		$12.71	$11.59	$11.18	$11.55

Total Return(c)
Based on net asset value	10.61	%(d)	(4.26)%		12.03%	5.93%	(0.63)%	5.87%

Ratios to Average Net Assets(e)(f)
Total expenses	0.49	%(g)	0.42	%(h)	0.42%	0.43%	0.45%	0.47%

Total expenses after fees waived and/or reimbursed	0.37	%(g)	0.38	%(h)	0.38%	0.38%	0.39%	0.41%

Net investment income	2.25	%(g)	2.22%		1.90%	1.79%	1.64%	1.68%

Supplemental Data
Net assets, end of period (000)	$213,504		$195,699		$198,412	$161,273	$109,566	$99,790

Portfolio turnover rate of the LifePath Index Master Portfolio(i)	8%		20%		9%	14%	14%	12%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.01%	0.01%	0.01%	0.01%	0.02%	0.02%
Investments in underlying funds	0.03%	0.03%	0.03%	0.04%	0.04%	0.04%

(g)	Annualized.
(h)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.41% and 0.38%, respectively.

(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2020 Fund (continued)

	Class K
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017	2016	2015	2014

Net asset value, beginning of period	$11.91		$12.73		$11.61	$11.19	$11.57	$11.25

Net investment income(a)	0.16		0.32		0.27	0.24	0.23	0.23
Net realized and unrealized gain (loss)	1.13		(0.81)		1.15	0.47	(0.28)	0.46

Net increase (decrease) from investment operations	1.29		(0.49)		1.42	0.71	(0.05)	0.69

Distributions(b)
From net investment income	(0.16)		(0.29)		(0.27)	(0.24)	(0.23)	(0.23)
From net realized gain	—		(0.04)		(0.03)	(0.05)	(0.10)	(0.14)

Total distributions	(0.16)		(0.33)		(0.30)	(0.29)	(0.33)	(0.37)

Net asset value, end of period	$13.04		$11.91		$12.73	$11.61	$11.19	$11.57

Total Return(c)
Based on net asset value	10.83	%(d)	(3.97)%		12.34%	6.32%	(0.42)%	6.15%

Ratios to Average Net Assets(e)(f)
Total expenses	0.11	%(g)	0.12	%(h)	0.11%	0.13%	0.14%	0.17%

Total expenses after fees waived and/or reimbursed	0.07	%(g)	0.08	%(h)	0.08%	0.08%	0.09%	0.11%

Net investment income	2.55	%(g)	2.52%		2.21%	2.12%	1.95%	1.98%

Supplemental Data
Net assets, end of period (000)	$2,650,649		$2,279,772		$2,103,133	$1,428,311	$875,791	$699,797

Portfolio turnover rate of the LifePath Index Master Portfolio(i)	8%		20%		9%	14%	14%	12%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.01%	0.01%	0.01%	0.01%	0.02%	0.02%
Investments in underlying funds	0.03%	0.03%	0.03%	0.04%	0.04%	0.04%

(g)	Annualized.
(h)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.11% and 0.08%, respectively.

(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

32	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2020 Fund (continued)

	Investor P
	Six Months Ended 06/30/19 (unaudited)		Period from 08/06/18(a) to 12/31/18

Net asset value, beginning of period	$11.88		$12.71

Net investment income(b)	0.14		0.14
Net realized and unrealized gain (loss)	1.12		(0.80)

Net increase (decrease) from investment operations	1.26		(0.66)

Distributions(c)
From net investment income	(0.14)		(0.14)
From net realized gain	—		(0.03)

Total distributions	(0.14)		(0.17)

Net asset value, end of period	$13.00		$11.88

Total Return(d)
Based on net asset value	10.62	%(e)	(5.18	)%(e)

Ratios to Average Net Assets(f)(g)
Total expenses	0.41	%(h)	0.40	%(h)

Total expenses after fees waived and/or reimbursed	0.37	%(h)	0.36	%(h)

Net investment income	2.22	%(h)	2.71	%(h)

Supplemental Data
Net assets, end of period (000)	$1,624,251		$1,569,638

Portfolio turnover rate of the LifePath Index Master Portfolio(i)	8%		20%

(a)	Commencement of operations.
(b)	Based on average Common Shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Period from 08/06/18(a) to 12/31/18
Allocated fees waived	0.01%	0.01%
Investments in underlying funds	0.03%	0.03%

(h)	Annualized.
(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International and U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2025 Fund

	Institutional
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016		2015		2014

Net asset value, beginning of period	$12.35		$13.31	$11.90	$11.39		$11.74		$11.37

Net investment income(a)	0.17		0.32	0.29	0.25		0.24		0.24
Net realized and unrealized gain (loss)	1.32		(0.95)	1.41	0.53		(0.29)		0.47

Net increase (decrease) from investment operations	1.49		(0.63)	1.70	0.78		(0.05)		0.71

Distributions(b)
From net investment income	(0.16)		(0.30)	(0.28)	(0.24)		(0.23)		(0.22)
From net realized gain	(0.01)		(0.03)	(0.01)	(0.03)		(0.07)		(0.12)
From return of capital	—		—	—	(0.00	)(c)	(0.00	)(c)	—

Total distributions	(0.17)		(0.33)	(0.29)	(0.27)		(0.30)		(0.34)

Net asset value, end of period	$13.67		$12.35	$13.31	$11.90		$11.39		$11.74

Total Return(d)
Based on net asset value	12.11	%(e)	(4.83)%	14.38%	6.82%		(0.42)%		6.33%

Ratios to Average Net Assets(f)(g)
Total expenses	0.15	%(h)	0.16%	0.17%	0.18%		0.20%		0.23%

Total expenses after fees waived and/or reimbursed	0.11	%(h)	0.12%	0.13%	0.13%		0.14%		0.16%

Net investment income	2.52	%(h)	2.41%	2.26%	2.16%		2.00%		2.03%

Supplemental Data
Net assets, end of period (000)	$112,303		$104,908	$102,921	$76,593		$73,993		$53,760

Portfolio turnover rate of the LifePath Index Master Portfolio(i)	6%		11%	8%	16%		12%		15%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.02%	0.01%	0.01%	0.01%	0.01%	0.02%
Investments in underlying funds	0.04%	0.04%	0.04%	0.06%	0.05%	0.05%

(h)	Annualized.
(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

34	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2025 Fund (continued)

	Investor A
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016		2015		2014

Net asset value, beginning of period	$12.33		$13.29	$11.89	$11.38		$11.73		$11.36

Net investment income(a)	0.15		0.28	0.25	0.22		0.20		0.21
Net realized and unrealized gain (loss)	1.33		(0.94)	1.40	0.53		(0.28)		0.48

Net increase (decrease) from investment operations	1.48		(0.66)	1.65	0.75		(0.08)		0.69

Distributions(b)
From net investment income	(0.15)		(0.27)	(0.24)	(0.21)		(0.20)		(0.20)
From net realized gain	(0.01)		(0.03)	(0.01)	(0.03)		(0.07)		(0.12)
From return of capital	—		—	—	(0.00	)(c)	(0.00	)(c)	—

Total distributions	(0.16)		(0.30)	(0.25)	(0.24)		(0.27)		(0.32)

Net asset value, end of period	$13.65		$12.33	$13.29	$11.89		$11.38		$11.73

Total Return(d)
Based on net asset value	12.01	%(e)	(5.08)%	14.03%	6.57%		(0.67)%		6.10%

Ratios to Average Net Assets(f)(g)
Total expenses	0.41	%(h)	0.41%	0.41%	0.43%		0.45%		0.48%

Total expenses after fees waived and/or reimbursed	0.36	%(h)	0.37%	0.38%	0.38%		0.39%		0.41%

Net investment income	2.34	%(h)	2.10%	1.98%	1.90%		1.75%		1.77%

Supplemental Data
Net assets, end of period (000)	$153,990		$119,566	$157,207	$133,514		$104,993		$89,983

Portfolio turnover rate of the LifePath Index Master Portfolio(i)	6%		11%	8%	16%		12%		15%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.02%	0.01%	0.01%	0.01%	0.01%	0.02%
Investments in underlying funds	0.04%	0.04%	0.04%	0.06%	0.05%	0.05%

(h)	Annualized.
(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2025 Fund (continued)

	Class K
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016		2015		2014

Net asset value, beginning of period	$12.35		$13.31	$11.90	$11.39		$11.75		$11.37

Net investment income(a)	0.17		0.33	0.30	0.26		0.24		0.24
Net realized and unrealized gain (loss)	1.33		(0.95)	1.40	0.52		(0.29)		0.49

Net increase (decrease) from investment operations	1.50		(0.62)	1.70	0.78		(0.05)		0.73

Distributions(b)
From net investment income	(0.17)		(0.31)	(0.28)	(0.24)		(0.24)		(0.23)
From net realized gain	(0.01)		(0.03)	(0.01)	(0.03)		(0.07)		(0.12)
From return of capital	—		—	—	(0.00	)(c)	(0.00	)(c)	—

Total distributions	(0.18)		(0.34)	(0.29)	(0.27)		(0.31)		(0.35)

Net asset value, end of period	$13.67		$12.35	$13.31	$11.90		$11.39		$11.75

Total Return(d)
Based on net asset value	12.14	%(e)	(4.78)%	14.43%	6.87%		(0.45)%		6.47%

Ratios to Average Net Assets(f)(g)
Total expenses	0.10	%(h)	0.11%	0.11%	0.13%		0.14%		0.18%

Total expenses after fees waived and/or reimbursed	0.06	%(h)	0.07%	0.07%	0.08%		0.09%		0.11%

Net investment income	2.59	%(h)	2.47%	2.34%	2.19%		2.06%		2.08%

Supplemental Data
Net assets, end of period (000)	$3,495,273		$2,777,710	$2,240,495	$1,225,637		$597,527		$374,396

Portfolio turnover rate of the LifePath Index Master Portfolio(i)	6%		11%	8%	16%		12%		15%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.02%	0.01%	0.01%	0.01%	0.01%	0.02%
Investments in underlying funds	0.04%	0.04%	0.04%	0.06%	0.05%	0.05%

(h)	Annualized.
(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

36	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2025 Fund (continued)

	Investor P
	Six Months Ended 06/30/19 (unaudited)		Period from 08/06/18(a) to 12/31/18

Net asset value, beginning of period	$12.32		$13.38

Net investment income(b)	0.18		0.17
Net realized and unrealized gain (loss)	1.29		(1.04)

Net increase (decrease) from investment operations	1.47		(0.87)

Distributions(c)
From net investment income	(0.15)		(0.16)
From net realized gain	(0.01)		(0.03)

Total distributions	(0.16)		(0.19)

Net asset value, end of period	$13.63		$12.32

Total Return(d)
Based on net asset value	11.98	%(e)	(6.57	)%(e)

Ratios to Average Net Assets(f)(g)
Total expenses	0.40	%(h)	0.40	%(h)

Total expenses after fees waived and/or reimbursed	0.36	%(h)	0.35	%(h)

Net investment income	2.73	%(h)	3.53	%(h)

Supplemental Data
Net assets, end of period (000)	$15,061		$1,810

Portfolio turnover rate of the LifePath Index Master Portfolio(i)	6%		11%

(a)	Commencement of operations.
(b)	Based on average Common Shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Period from 08/06/18(a) to 12/31/18
Allocated fees waived	0.02%	0.01%
Investments in underlying funds	0.04%	0.04%

(h)	Annualized.
(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International and U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2030 Fund

	Institutional
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017	2016		2015	2014

Net asset value, beginning of period	$12.57		$13.62		$11.99	$11.45		$11.86	$11.49

Net investment income(a)	0.17		0.38		0.31	0.26		0.25	0.25
Net realized and unrealized gain (loss)	1.49		(1.13)		1.63	0.56		(0.31)	0.51

Net increase (decrease) from investment operations	1.66		(0.75)		1.94	0.82		(0.06)	0.76

Distributions(b)
From net investment income	(0.17)		(0.29)		(0.29)	(0.25)		(0.25)	(0.24)
From net realized gain	—		(0.01)		(0.02)	(0.03)		(0.10)	(0.15)
From return of capital	—		—		—	(0.00	)(c)	—	—

Total distributions	(0.17)		(0.30)		(0.31)	(0.28)		(0.35)	(0.39)

Net asset value, end of period	$14.06		$12.57		$13.62	$11.99		$11.45	$11.86

Total Return(d)
Based on net asset value	13.23	%(e)	(5.60)%		16.29%	7.23%		(0.55)%	6.58%

Ratios to Average Net Assets(f)(g)
Total expenses	0.16	%(h)	0.16	%(i)	0.16%	0.19%		0.20%	0.22%

Total expenses after fees waived and/or reimbursed	0.11	%(h)	0.11	%(i)	0.12%	0.13%		0.14%	0.16%

Net investment income	2.49	%(h)	2.82%		2.36%	2.22%		2.08%	2.10%

Supplemental Data
Net assets, end of period (000)	$429,240		$393,584		$137,120	$99,722		$88,246	$73,640

Portfolio turnover rate of the LifePath Index Master Portfolio(j)	8%		15%		7%	19%		12%	20%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.02%	0.01%	0.02%	0.01%	0.01%	0.02%
Investments in underlying funds	0.04%	0.04%	0.05%	0.07%	0.06%	0.05%

(h)	Annualized.
(i)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.15% and 0.11%, respectively.

(j)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

38	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2030 Fund (continued)

	Investor A
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017	2016		2015	2014

Net asset value, beginning of period	$12.56		$13.62		$11.99	$11.45		$11.85	$11.49

Net investment income(a)	0.15		0.30		0.27	0.22		0.22	0.22
Net realized and unrealized gain (loss)	1.51		(1.09)		1.64	0.57		(0.30)	0.50

Net increase (decrease) from investment operations	1.66		(0.79)		1.91	0.79		(0.08)	0.72

Distributions(b)
From net investment income	(0.16)		(0.26)		(0.26)	(0.22)		(0.22)	(0.21)
From net realized gain	—		(0.01)		(0.02)	(0.03)		(0.10)	(0.15)
From return of capital	—		—		—	(0.00	)(c)	—	—

Total distributions	(0.16)		(0.27)		(0.28)	(0.25)		(0.32)	(0.36)

Net asset value, end of period	$14.06		$12.56		$13.62	$11.99		$11.45	$11.85

Total Return(d)
Based on net asset value	13.19	%(e)	(5.92)%		16.01%	6.98%		(0.80)%	6.26%

Ratios to Average Net Assets(f)(g)
Total expenses	0.45	%(h)	0.41	%(i)	0.41%	0.43%		0.45%	0.47%

Total expenses after fees waived and/or reimbursed	0.36	%(h)	0.36	%(i)	0.37%	0.38%		0.39%	0.41%

Net investment income	2.28	%(h)	2.23%		2.10%	1.90%		1.84%	1.84%

Supplemental Data
Net assets, end of period (000)	$331,189		$283,011		$284,679	$209,757		$117,745	$111,333

Portfolio turnover rate of the LifePath Index Master Portfolio(j)	8%		15%		7%	19%		12%	20%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.02%	0.01%	0.02%	0.01%	0.01%	0.02%
Investments in underlying funds	0.04%	0.04%	0.05%	0.07%	0.06%	0.05%

(h)	Annualized.
(i)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.40% and 0.36%, respectively.

(j)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2030 Fund (continued)

	Class K
	Six Months Ended 06/30/19 (unaudited)		Year ended December 31,
			2018		2017	2016		2015	2014

Net asset value, beginning of period	$12.56		$13.61		$11.98	$11.44		$11.85	$11.48

Net investment income(a)	0.17		0.34		0.31	0.27		0.26	0.25
Net realized and unrealized gain (loss)	1.49		(1.08)		1.64	0.55		(0.32)	0.51

Net increase (decrease) from investment operations	1.66		(0.74)		1.95	0.82		(0.06)	0.76

Distributions(b)
From net investment income	(0.17)		(0.30)		(0.30)	(0.25)		(0.25)	(0.24)
From net realized gain	—		(0.01)		(0.02)	(0.03)		(0.10)	(0.15)
From return of capital	—		—		—	(0.00	)(c)	—	—

Total distributions	(0.17)		(0.31)		(0.32)	(0.28)		(0.35)	(0.39)

Net asset value, end of period	$14.05		$12.56		$13.61	$11.98		$11.44	$11.85

Total Return(d)
Based on net asset value	13.26	%(e)	(5.56)%		16.36%	7.29%		(0.50)%	6.64%

Ratios to Average Net Assets(f)(g)
Total expenses	0.10	%(h)	0.11	%(i)	0.10%	0.13%		0.14%	0.17%

Total expenses after fees waived and/or reimbursed	0.06	%(h)	0.06	%(i)	0.07%	0.08%		0.09%	0.11%

Net investment income	2.57	%(h)	2.55%		2.40%	2.27%		2.15%	2.14%

Supplemental Data
Net assets, end of period (000)	$4,090,621		$3,250,556		$2,709,075	$1,601,355		$870,661	$633,093

Portfolio turnover rate of the LifePath Index Master Portfolio(j)	8%		15%		7%	19%		12%	20%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.02%	0.01%	0.02%	0.01%	0.01%	0.02%
Investments in underlying funds	0.04%	0.04%	0.05%	0.07%	0.06%	0.05%

(h)	Annualized.
(i)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.10% and 0.06%, respectively.

(j)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

40	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2030 Fund (continued)

	Investor P
	Six Months Ended 06/30/19 (unaudited)		Period from 08/06/18(a) to 12/31/18

Net asset value, beginning of period	$12.56		$13.77

Net investment income(b)	0.15		0.21
Net realized and unrealized gain (loss)	1.49		(1.27)

Net increase (decrease) from investment operations	1.64		(1.06)

Distributions(c)
From net investment income	(0.15)		(0.15)
From net realized gain	—		(0.00	)(d)

Total distributions	(0.15)		(0.15)

Net asset value, end of period	$14.05		$12.56

Total Return(e)
Based on net asset value	13.11	%(f)	(7.73	)%(f)

Ratios to Average Net Assets(g)(h)
Total expenses	0.40	%(i)	0.39	%(i)

Total expenses after fees waived and/or reimbursed	0.36	%(i)	0.35	%(i)

Net investment income	2.23	%(i)	3.95	%(i)

Supplemental Data
Net assets, end of period (000)	$1,941,989		$1,802,660

Portfolio turnover rate of the LifePath Index Master Portfolio(j)	8%		15%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(h)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Period from 08/06/18(a) to 12/31/18
Allocated fees waived	0.02%	0.01%
Investments in underlying funds	0.04%	0.04%

(i)	Annualized.
(j)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2035 Fund

	Institutional
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017	2016		2015	2014

Net asset value, beginning of period	$12.88		$14.08		$12.19	$11.58		$11.98	$11.57

Net investment income(a)	0.18		0.34		0.33	0.27		0.26	0.26
Net realized and unrealized gain (loss)	1.66		(1.23)		1.88	0.61		(0.32)	0.51

Net increase (decrease) from investment operations	1.84		(0.89)		2.21	0.88		(0.06)	0.77

Distributions(b)
From net investment income	(0.18)		(0.31)		(0.31)	(0.25)		(0.26)	(0.24)
From net realized gain	(0.01)		(0.00	)(c)	(0.01)	(0.02)		(0.08)	(0.12)
From return of capital	—		—		—	(0.00	)(c)	—	—

Total distributions	(0.19)		(0.31)		(0.32)	(0.27)		(0.34)	(0.36)

Net asset value, end of period	$14.53		$12.88		$14.08	$12.19		$11.58	$11.98

Total Return(d)
Based on net asset value	14.30	%(e)	(6.40)%		18.22%	7.69%		(0.53)%	6.68%

Ratios to Average Net Assets(f)(g)
Total expenses	0.15	%(h)	0.16%		0.16%	0.18%		0.20%	0.24%

Total expenses after fees waived and/or reimbursed	0.11	%(h)	0.11%		0.11%	0.12%		0.13%	0.15%

Net investment income	2.55	%(h)	2.41%		2.47%	2.30%		2.19%	2.18%

Supplemental Data
Net assets, end of period (000)	$107,697		$94,316		$97,302	$61,939		$57,253	$37,073

Portfolio turnover rate of the LifePath Index Master Portfolio(i)	8%		10%		6%	22%		10%	25%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Investments in underlying funds	0.05%	0.05%	0.05%	0.08%	0.07%	0.06%

(h)	Annualized.
(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

42	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2035 Fund (continued)

	Investor A
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017	2016		2015	2014

Net asset value, beginning of period	$12.85		$14.04		$12.16	$11.56		$11.96	$11.56

Net investment income(a)	0.17		0.29		0.29	0.24		0.23	0.23
Net realized and unrealized gain (loss)	1.65		(1.21)		1.88	0.60		(0.32)	0.51

Net increase (decrease) from investment operations	1.82		(0.92)		2.17	0.84		(0.09)	0.74

Distributions(b)
From net investment income	(0.16)		(0.27)		(0.28)	(0.22)		(0.23)	(0.22)
From net realized gain	(0.01)		(0.00	)(c)	(0.01)	(0.02)		(0.08)	(0.12)
From return of capital	—		—		—	(0.00	)(c)	—	—

Total distributions	(0.17)		(0.27)		(0.29)	(0.24)		(0.31)	(0.34)

Net asset value, end of period	$14.50		$12.85		$14.04	$12.16		$11.56	$11.96

Total Return(d)
Based on net asset value	14.21	%(e)	(6.59)%		17.89%	7.36%		(0.78)%	6.37%

Ratios to Average Net Assets(f)(g)
Total expenses	0.41	%(h)	0.41%		0.41%	0.42%		0.45%	0.48%

Total expenses after fees waived and/or reimbursed	0.36	%(h)	0.36%		0.36%	0.37%		0.38%	0.41%

Net investment income	2.43	%(h)	2.08%		2.17%	2.05%		1.95%	1.91%

Supplemental Data
Net assets, end of period (000)	$148,509		$103,712		$158,712	$124,021		$94,830	$83,587

Portfolio turnover rate of the LifePath Index Master Portfolio(i)	8%		10%		6%	22%		10%	25%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Investments in underlying funds	0.05%	0.05%	0.05%	0.08%	0.07%	0.06%

(h)	Annualized.
(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2035 Fund (continued)

	Class K
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017	2016		2015	2014

Net asset value, beginning of period	$12.87		$14.07		$12.18	$11.57		$11.98	$11.56

Net investment income(a)	0.18		0.35		0.34	0.28		0.27	0.26
Net realized and unrealized gain (loss)	1.66		(1.23)		1.88	0.61		(0.33)	0.53

Net increase (decrease) from investment operations	1.84		(0.88)		2.22	0.89		(0.06)	0.79

Distributions(b)
From net investment income	(0.18)		(0.32)		(0.32)	(0.26)		(0.27)	(0.25)
From net realized gain	(0.01)		(0.00	)(c)	(0.01)	(0.02)		(0.08)	(0.12)
From return of capital	—		—		—	(0.00	)(c)	—	—

Total distributions	(0.19)		(0.32)		(0.33)	(0.28)		(0.35)	(0.37)

Net asset value, end of period	$14.52		$12.87		$14.07	$12.18		$11.57	$11.98

Total Return(d)
Based on net asset value	14.34	%(e)	(6.36)%		18.29%	7.74%		(0.56)%	6.82%

Ratios to Average Net Assets(f)(g)
Total expenses	0.10	%(h)	0.10%		0.10%	0.12%		0.14%	0.19%

Total expenses after fees waived and/or reimbursed	0.06	%(h)	0.06%		0.06%	0.07%		0.08%	0.11%

Net investment income	2.61	%(h)	2.51%		2.52%	2.33%		2.26%	2.22%

Supplemental Data
Net assets, end of period (000)	$3,097,920		$2,393,634		$1,860,697	$983,867		$457,472	$289,331

Portfolio turnover rate of the LifePath Index Master Portfolio(i)	8%		10%		6%	22%		10%	25%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Investments in underlying funds	0.05%	0.05%	0.05%	0.08%	0.07%	0.06%

(h)	Annualized.
(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

44	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2035 Fund (continued)

	Investor P
	Six Months Ended 06/30/19 (unaudited)		Period from 08/06/18(a) to 12/31/18

Net asset value, beginning of period	$12.84		$14.26

Net investment income(b)	0.20		0.17
Net realized and unrealized gain (loss)	1.62		(1.43)

Net increase (decrease) from investment operations	1.82		(1.26)

Distributions(c)
From net investment income	(0.17)		(0.16)
From net realized gain	(0.01)		(0.00	)(d)

Total distributions	(0.18)		(0.16)

Net asset value, end of period	$14.48		$12.84

Total Return(e)
Based on net asset value	14.18	%(f)	(8.87	)%(f)

Ratios to Average Net Assets(g)(h)
Total expenses	0.40	%(i)	0.38	%(i)

Total expenses after fees waived and/or reimbursed	0.35	%(i)	0.34	%(i)

Net investment income	2.84	%(i)	3.22	%(i)

Supplemental Data
Net assets, end of period (000)	$4,802		$561

Portfolio turnover rate of the LifePath Index Master Portfolio(j)	8%		10%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(h)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Period from 08/06/18(a) to 12/31/18
Allocated fees waived	0.02%	0.02%
Investments in underlying funds	0.05%	0.05%

(i)	Annualized.
(j)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2040 Fund

	Institutional
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017		2016		2015	2014

Net asset value, beginning of period	$13.07		$14.39		$12.29		$11.65		$12.11	$11.69

Net investment income(a)	0.18		0.47		0.35		0.28		0.28	0.27
Net realized and unrealized gain (loss)	1.82		(1.48)		2.08		0.65		(0.36)	0.54

Net increase (decrease) from investment operations	2.00		(1.01)		2.43		0.93		(0.08)	0.81

Distributions(b)
From net investment income	(0.19)		(0.30)		(0.33)		(0.26)		(0.27)	(0.26)
From net realized gain	—		(0.01)		(0.00	)(c)	(0.03)		(0.11)	(0.13)
From return of capital	—		—		—		(0.00	)(c)	—	—

Total distributions	(0.19)		(0.31)		(0.33)		(0.29)		(0.38)	(0.39)

Net asset value, end of period	$14.88		$13.07		$14.39		$12.29		$11.65	$12.11

Total Return(d)
Based on net asset value	15.33	%(e)	(7.12)%		19.89%		8.05%		(0.69)%	6.94%

Ratios to Average Net Assets(f)(g)
Total expenses	0.15	%(h)	0.15	%(i)	0.15%		0.18%		0.20%	0.23%

Total expenses after fees waived and/or reimbursed	0.10	%(h)	0.10	%(i)	0.11%		0.12%		0.13%	0.16%

Net investment income	2.50	%(h)	3.29%		2.56%		2.36%		2.26%	2.23%

Supplemental Data
Net assets, end of period (000)	$505,554		$446,192		$107,509		$68,324		$66,512	$50,054

Portfolio turnover rate of the LifePath Index Master Portfolio(j)	10%		12%		6%		26%		11%	29%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.03%	0.03%	0.03%	0.02%	0.02%	0.02%
Investments in underlying funds	0.05%	0.05%	0.06%	0.09%	0.07%	0.06%

(h)	Annualized.
(i)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.14% and 0.10%, respectively.

(j)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

46	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2040 Fund (continued)

	Investor A
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017		2016		2015	2014

Net asset value, beginning of period	$13.05		$14.36		$12.27		$11.64		$12.09	$11.68

Net investment income(a)	0.17		0.32		0.31		0.24		0.25	0.24
Net realized and unrealized gain (loss)	1.82		(1.35)		2.07		0.66		(0.35)	0.53

Net increase (decrease) from investment operations	1.99		(1.03)		2.38		0.90		(0.10)	0.77

Distributions(b)
From net investment income	(0.18)		(0.27)		(0.29)		(0.24)		(0.24)	(0.23)
From net realized gain	—		(0.01)		(0.00	)(c)	(0.03)		(0.11)	(0.13)
From return of capital	—		—		—		(0.00	)(c)	—	—

Total distributions	(0.18)		(0.28)		(0.29)		(0.27)		(0.35)	(0.36)

Net asset value, end of period	$14.86		$13.05		$14.36		$12.27		$11.64	$12.09

Total Return(d)
Based on net asset value	15.23	%(e)	(7.30)%		19.56%		7.72%		(0.94)%	6.62%

Ratios to Average Net Assets(f)(g)
Total expenses	0.43	%(h)	0.40	%(i)	0.40%		0.43%		0.45%	0.48%

Total expenses after fees waived and/or reimbursed	0.35	%(h)	0.35	%(i)	0.36%		0.37%		0.38%	0.41%

Net investment income	2.33	%(h)	2.21%		2.29%		2.02%		2.02%	1.98%

Supplemental Data
Net assets, end of period (000)	$218,873		$174,340		$204,873		$134,897		$69,660	$58,952

Portfolio turnover rate of the LifePath Index Master Portfolio(j)	10%		12%		6%		26%		11%	29%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.03%	0.03%	0.03%	0.02%	0.02%	0.02%
Investments in underlying funds	0.05%	0.05%	0.06%	0.09%	0.07%	0.06%

(h)	Annualized.
(i)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.39% and 0.35%, respectively.

(j)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2040 Fund (continued)

	Class K
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017		2016		2015	2014

Net asset value, beginning of period	$13.07		$14.39		$12.29		$11.65		$12.10	$11.69

Net investment income(a)	0.19		0.37		0.35		0.28		0.28	0.27
Net realized and unrealized gain (loss)	1.81		(1.37)		2.08		0.66		(0.34)	0.53

Net increase (decrease) from investment operations	2.00		(1.00)		2.43		0.94		(0.06)	0.80

Distributions(b)
From net investment income	(0.19)		(0.31)		(0.33)		(0.27)		(0.28)	(0.26)
From net realized gain	—		(0.01)		(0.00	)(c)	(0.03)		(0.11)	(0.13)
From return of capital	—		—		—		(0.00	)(c)	—	—

Total distributions	(0.19)		(0.32)		(0.33)		(0.30)		(0.39)	(0.39)

Net asset value, end of period	$14.88		$13.07		$14.39		$12.29		$11.65	$12.10

Total Return(d)
Based on net asset value	15.35	%(e)	(7.08)%		19.95%		8.10%		(0.56)%	6.90%

Ratios to Average Net Assets(f)(g)
Total expenses	0.09	%(h)	0.10	%(i)	0.10%		0.12%		0.14%	0.18%

Total expenses after fees waived and/or reimbursed	0.05	%(h)	0.05	%(i)	0.06%		0.07%		0.08%	0.11%

Net investment income	2.61	%(h)	2.57%		2.60%		2.39%		2.33%	2.27%

Supplemental Data
Net assets, end of period (000)	$3,184,824		$2,478,916		$2,021,824		$1,151,477		$615,122	$437,342

Portfolio turnover rate of the LifePath Index Master Portfolio(j)	10%		12%		6%		26%		11%	29%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.03%	0.03%	0.03%	0.02%	0.02%	0.02%
Investments in underlying funds	0.05%	0.05%	0.06%	0.09%	0.07%	0.06%

(h)	Annualized.
(i)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.09% and 0.05%, respectively.

(j)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

48	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2040 Fund (continued)

	Investor P
	Six Months Ended 06/30/19 (unaudited)		Period from 08/06/18(a) to 12/31/18

Net asset value, beginning of period	$13.04		$14.64

Net investment income(b)	0.16		0.28
Net realized and unrealized gain (loss)	1.81		(1.72)

Net increase (decrease) from investment operations	1.97		(1.44)

Distributions(c)
From net investment income	(0.17)		(0.15)
From net realized gain	—		(0.01)

Total distributions	(0.17)		(0.16)

Net asset value, end of period	$14.84		$13.04

Total Return(d)
Based on net asset value	15.15	%(e)	(9.89	)%(e)

Ratios to Average Net Assets(f)(g)
Total expenses	0.39	%(h)	0.38	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.35	%(h)	0.34	%(h)(i)

Net investment income	2.24	%(h)	4.99	%(h)

Supplemental Data
Net assets, end of period (000)	$1,424,605		$1,285,686

Portfolio turnover rate of the LifePath Index Master Portfolio(j)	10%		12%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Period from 08/06/18(a) to 12/31/18
Allocated fees waived	0.03%	0.02%
Investments in underlying funds	0.05%	0.05%

(h)	Annualized.
(i)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.37% and 0.34%, respectively.

(j)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2045 Fund

	Institutional
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016		2015	2014

Net asset value, beginning of period	$13.33		$14.75	$12.48	$11.80		$12.25	$11.78

Net investment income(a)	0.19		0.36	0.36	0.29		0.29	0.29
Net realized and unrealized gain (loss)	1.94		(1.45)	2.25	0.68		(0.37)	0.54

Net increase (decrease) from investment operations	2.13		(1.09)	2.61	0.97		(0.08)	0.83

Distributions(b)
From net investment income	(0.20)		(0.32)	(0.34)	(0.27)		(0.28)	(0.26)
From net realized gain	(0.01)		(0.01)	—	(0.02)		(0.09)	(0.10)
From return of capital	—		—	—	(0.00	)(c)	—	—

Total distributions	(0.21)		(0.33)	(0.34)	(0.29)		(0.37)	(0.36)

Net asset value, end of period	$15.25		$13.33	$14.75	$12.48		$11.80	$12.25

Total Return(d)
Based on net asset value	15.96	%(e)	(7.56)%	21.03%	8.23%		(0.70)%	7.07%

Ratios to Average Net Assets(f)(g)
Total expenses	0.15	%(h)	0.15%	0.15%	0.18%		0.21%	0.26%

Total expenses after fees waived and/or reimbursed	0.10	%(h)	0.10%	0.10%	0.11%		0.12%	0.15%

Net investment income	2.53	%(h)	2.43%	2.63%	2.39%		2.32%	2.35%

Supplemental Data
Net assets, end of period (000)	$85,278		$70,629	$74,092	$45,760		$45,228	$27,964

Portfolio turnover rate of the LifePath Index Master Portfolio(i)	8%		8%	6%	26%		10%	30%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.03%	0.03%	0.03%	0.04%	0.03%	0.03%
Investments in underlying funds	0.05%	0.06%	0.06%	0.10%	0.08%	0.07%

(h)	Annualized.
(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

50	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2045 Fund (continued)

	Investor A
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016		2015	2014

Net asset value, beginning of period	$13.30		$14.73	$12.46	$11.78		$12.23	$11.77

Net investment income(a)	0.18		0.31	0.32	0.26		0.26	0.25
Net realized and unrealized gain (loss)	1.93		(1.45)	2.25	0.68		(0.37)	0.54

Net increase (decrease) from investment operations	2.11		(1.14)	2.57	0.94		(0.11)	0.79

Distributions(b)
From net investment income	(0.18)		(0.28)	(0.30)	(0.24)		(0.25)	(0.23)
From net realized gain	(0.01)		(0.01)	—	(0.02)		(0.09)	(0.10)
From return of capital	—		—	—	(0.00	)(c)	—	—

Total distributions	(0.19)		(0.29)	(0.30)	(0.26)		(0.34)	(0.33)

Net asset value, end of period	$15.22		$13.30	$14.73	$12.46		$11.78	$12.23

Total Return(d)
Based on net asset value	15.88	%(e)	(7.87)%	20.77%	8.00%		(0.94)%	6.74%

Ratios to Average Net Assets(f)(g)
Total expenses	0.41	%(h)	0.40%	0.40%	0.42%		0.46%	0.51%

Total expenses after fees waived and/or reimbursed	0.35	%(h)	0.35%	0.35%	0.36%		0.37%	0.40%

Net investment income	2.48	%(h)	2.12%	2.32%	2.15%		2.09%	2.04%

Supplemental Data
Net assets, end of period (000)	$99,624		$65,642	$83,711	$61,642		$43,155	$33,859

Portfolio turnover rate of the LifePath Index Master Portfolio(i)	8%		8%	6%	26%		10%	30%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.03%	0.03%	0.03%	0.04%	0.03%	0.03%
Investments in underlying funds	0.05%	0.06%	0.06%	0.10%	0.08%	0.07%

(h)	Annualized.
(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2045 Fund (continued)

	Class K
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016		2015	2014

Net asset value, beginning of period	$13.34		$14.76	$12.49	$11.81		$12.26	$11.79

Net investment income(a)	0.19		0.37	0.38	0.29		0.29	0.28
Net realized and unrealized gain (loss)	1.95		(1.46)	2.23	0.68		(0.37)	0.55

Net increase (decrease) from investment operations	2.14		(1.09)	2.61	0.97		(0.08)	0.83

Distributions(b)
From net investment income	(0.20)		(0.32)	(0.34)	(0.27)		(0.28)	(0.26)
From net realized gain	(0.01)		(0.01)	—	(0.02)		(0.09)	(0.10)
From return of capital	—		—	—	(0.00	)(c)	—	—

Total distributions	(0.21)		(0.33)	(0.34)	(0.29)		(0.37)	(0.36)

Net asset value, end of period	$15.27		$13.34	$14.76	$12.49		$11.81	$12.26

Total Return(d)
Based on net asset value	16.05	%(e)	(7.50)%	21.07%	8.28%		(0.64)%	7.10%

Ratios to Average Net Assets(f)(g)
Total expenses	0.09	%(h)	0.10%	0.09%	0.13%		0.15%	0.22%

Total expenses after fees waived and/or reimbursed	0.05	%(h)	0.05%	0.05%	0.06%		0.07%	0.10%

Net investment income	2.60	%(h)	2.55%	2.72%	2.44%		2.39%	2.33%

Supplemental Data
Net assets, end of period (000)	$2,186,968		$1,645,042	$1,228,130	$584,168		$252,843	$164,934

Portfolio turnover rate of the LifePath Index Master Portfolio(i)	8%		8%	6%	26%		10%	30%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.03%	0.03%	0.03%	0.04%	0.03%	0.03%
Investments in underlying funds	0.05%	0.06%	0.06%	0.10%	0.08%	0.07%

(h)	Annualized.
(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

52	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2045 Fund (continued)

	Investor P
	Six Months Ended 06/30/19 (unaudited)		Period from 08/06/18(a) to 12/31/18

Net asset value, beginning of period	$13.29		$15.05

Net investment income(b)	0.19		0.16
Net realized and unrealized gain (loss)	1.92		(1.75)

Net increase (decrease) from investment operations	2.11		(1.59)

Distributions(c)
From net investment income	(0.18)		(0.16)
From net realized gain	(0.01)		(0.01)

Total distributions	(0.19)		(0.17)

Net asset value, end of period	$15.21		$13.29

Total Return(d)
Based on net asset value	15.92	%(e)	(10.64	)%(e)

Ratios to Average Net Assets(f)(g)
Total expenses	0.40	%(h)	0.37	%(h)

Total expenses after fees waived and/or reimbursed	0.35	%(h)	0.32	%(h)

Net investment income	2.56	%(h)	2.71	%(h)

Supplemental Data
Net assets, end of period (000)	$1,613		$249

Portfolio turnover rate of the LifePath Index Master Portfolio(i)	8%		8%

(a)	Commencement of operations.
(b)	Based on average Common Shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Period from 08/06/18(a) to 12/31/18
Allocated fees waived	0.03%	0.03%
Investments in underlying funds	0.05%	0.06%

(h)	Annualized.
(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2050 Fund

	Institutional
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017	2016		2015	2014

Net asset value, beginning of period	$13.51		$14.99		$12.65	$11.95		$12.41	$11.91

Net investment income(a)	0.19		0.37		0.37	0.29		0.29	0.29
Net realized and unrealized gain (loss)	2.01		(1.53)		2.32	0.70		(0.38)	0.57

Net increase (decrease) from investment operations	2.20		(1.16)		2.69	0.99		(0.09)	0.86

Distributions(b)
From net investment income	(0.20)		(0.31)		(0.35)	(0.27)		(0.28)	(0.26)
From net realized gain	—		(0.01)		—	(0.02)		(0.09)	(0.10)
From return of capital	—		—		—	(0.00	)(c)	—	—

Total distributions	(0.20)		(0.32)		(0.35)	(0.29)		(0.37)	(0.36)

Net asset value, end of period	$15.51		$13.51		$14.99	$12.65		$11.95	$12.41

Total Return(d)
Based on net asset value	16.31	%(e)	(7.87)%		21.38%	8.36%		(0.72)%	7.23%

Ratios to Average Net Assets(f)(g)
Total expenses	0.15	%(h)	0.16	%(i)	0.15%	0.19%		0.22%	0.27%

Total expenses after fees waived and/or reimbursed	0.10	%(h)	0.10	%(i)	0.10%	0.11%		0.12%	0.15%

Net investment income	2.54	%(h)	2.45%		2.68%	2.40%		2.32%	2.33%

Supplemental Data
Net assets, end of period (000)	$84,312		$68,949		$70,450	$40,196		$38,476	$24,618

Portfolio turnover rate of the LifePath Index Master Portfolio(j)	9%		11%		5%	28%		14%	22%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.03%	0.03%	0.03%	0.04%	0.03%	0.03%
Investments in underlying funds	0.06%	0.06%	0.06%	0.10%	0.09%	0.08%

(h)	Annualized.
(i)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.15% and 0.10%, respectively.

(j)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

54	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2050 Fund (continued)

	Investor A
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017	2016		2015	2014

Net asset value, beginning of period	$13.48		$14.96		$12.62	$11.93		$12.39	$11.89

Net investment income(a)	0.18		0.33		0.33	0.25		0.26	0.26
Net realized and unrealized gain (loss)	2.00		(1.52)		2.32	0.71		(0.38)	0.57

Net increase (decrease) from investment operations	2.18		(1.19)		2.65	0.96		(0.12)	0.83

Distributions(b)
From net investment income	(0.19)		(0.28)		(0.31)	(0.25)		(0.25)	(0.23)
From net realized gain	—		(0.01)		—	(0.02)		(0.09)	(0.10)
From return of capital	—		—		—	(0.00	)(c)	—	—

Total distributions	(0.19)		(0.29)		(0.31)	(0.27)		(0.34)	(0.33)

Net asset value, end of period	$15.47		$13.48		$14.96	$12.62		$11.93	$12.39

Total Return(d)
Based on net asset value	16.15	%(e)	(8.11)%		21.14%	8.04%		(0.96)%	7.01%

Ratios to Average Net Assets(f)(g)
Total expenses	0.43	%(h)	0.42	%(i)	0.40%	0.43%		0.46%	0.52%

Total expenses after fees waived and/or reimbursed	0.35	%(h)	0.35	%(i)	0.35%	0.36%		0.37%	0.40%

Net investment income	2.40	%(h)	2.18%		2.40%	2.07%		2.09%	2.08%

Supplemental Data
Net assets, end of period (000)	$116,068		$82,677		$95,477	$60,051		$27,413	$22,053

Portfolio turnover rate of the LifePath Index Master Portfolio(j)	9%		11%		5%	28%		14%	22%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.03%	0.03%	0.03%	0.04%	0.03%	0.03%
Investments in underlying funds	0.06%	0.06%	0.06%	0.10%	0.09%	0.08%

(h)	Annualized.
(i)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.41% and 0.35%, respectively.

(j)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2050 Fund (continued)

	Class K
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017	2016		2015	2014

Net asset value, beginning of period	$13.51		$14.99		$12.65	$11.95		$12.41	$11.91

Net investment income(a)	0.19		0.38		0.39	0.30		0.30	0.29
Net realized and unrealized gain (loss)	2.02		(1.53)		2.30	0.70		(0.38)	0.58

Net increase (decrease) from investment operations	2.21		(1.15)		2.69	1.00		(0.08)	0.87

Distributions(b)
From net investment income	(0.21)		(0.32)		(0.35)	(0.28)		(0.29)	(0.27)
From net realized gain	—		(0.01)		—	(0.02)		(0.09)	(0.10)
From return of capital	—		—		—	(0.00	)(c)	—	—

Total distributions	(0.21)		(0.33)		(0.35)	(0.30)		(0.38)	(0.37)

Net asset value, end of period	$15.51		$13.51		$14.99	$12.65		$11.95	$12.41

Total Return(d)
Based on net asset value	16.34	%(e)	(7.82)%		21.43%	8.41%		(0.67)%	7.28%

Ratios to Average Net Assets(f)(g)
Total expenses	0.09	%(h)	0.11	%(i)	0.10%	0.13%		0.16%	0.23%

Total expenses after fees waived and/or reimbursed	0.05	%(h)	0.05	%(i)	0.05%	0.06%		0.07%	0.10%

Net investment income	2.61	%(h)	2.57%		2.73%	2.45%		2.39%	2.37%

Supplemental Data
Net assets, end of period (000)	$1,912,009		$1,420,616		$1,086,096	$549,541		$271,178	$186,198

Portfolio turnover rate of the LifePath Index Master Portfolio(j)	9%		11%		5%	28%		14%	22%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.03%	0.03%	0.03%	0.04%	0.03%	0.03%
Investments in underlying funds	0.06%	0.06%	0.06%	0.10%	0.09%	0.08%

(h)	Annualized.
(i)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.10% and 0.05%, respectively.

(j)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

56	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2050 Fund (continued)

	Investor P

	Six Months Ended 06/30/19 (unaudited)		Period from 08/06/18(a) to 12/31/18

Net asset value, beginning of period	$13.47		$15.30

Net investment income(b)	0.17		0.34
Net realized and unrealized gain (loss)	2.00		(2.00)

Net increase (decrease) from investment operations	2.17		(1.66)

Distributions(c)
From net investment income	(0.18)		(0.16)
From net realized gain	—		(0.01)

Total distributions	(0.18)		(0.17)

Net asset value, end of period	$15.46		$13.47

Total Return(d)
Based on net asset value	16.15	%(e)	(10.93	)%(e)

Ratios to Average Net Assets(f)(g)
Total expenses	0.40	%(h)	0.39	%(h)(i)(j)

Total expenses after fees waived and/or reimbursed	0.35	%(h)	0.34	%(h)(i)(j)

Net investment income	2.25	%(h)	5.73	%(h)

Supplemental Data
Net assets, end of period (000)	$442,900		$393,442

Portfolio turnover rate of the LifePath Index Master Portfolio(k)	9%		11%

(a)	Commencement of operations.
(b)	Based on average Common Shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Period from 08/06/18(a) to 12/31/18
Allocated fees waived	0.03%	0.03%
Investments in underlying funds	0.06%	0.06%

(h)	Annualized.
(i)

Reorganization, offering, and board realignment and consolidation costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.40% and 0.34%, respectively.

(j)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.38% and 0.34%, respectively.

(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2055 Fund

	Institutional
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016		2015	2014

Net asset value, beginning of period	$13.77		$15.27	$12.88	$12.17		$12.60	$12.05

Net investment income(a)	0.20		0.38	0.39	0.30		0.30	0.31
Net realized and unrealized gain (loss)	2.05		(1.56)	2.35	0.71		(0.38)	0.58

Net increase (decrease) from investment operations	2.25		(1.18)	2.74	1.01		(0.08)	0.89

Distributions(b)
From net investment income	(0.20)		(0.32)	(0.35)	(0.28)		(0.28)	(0.27)
From net realized gain	—		—	—	(0.02)		(0.07)	(0.07)
From return of capital	—		—	—	(0.00	)(c)	—	—

Total distributions	(0.20)		(0.32)	(0.35)	(0.30)		(0.35)	(0.34)

Net asset value, end of period	$15.82		$13.77	$15.27	$12.88		$12.17	$12.60

Total Return(d)
Based on net asset value	16.36	%(e)	(7.83)%	21.38%	8.32%		(0.64)%	7.46%

Ratios to Average Net Assets(f)(g)
Total expenses	0.15	%(h)	0.17%	0.16%	0.23%		0.30%	0.43%

Total expenses after fees waived and/or reimbursed	0.09	%(h)	0.09%	0.09%	0.10%		0.11%	0.13%

Net investment income	2.57	%(h)	2.49%	2.73%	2.45%		2.39%	2.50%

Supplemental Data
Net assets, end of period (000)	$79,604		$60,993	$52,487	$26,561		$19,214	$7,874

Portfolio turnover rate of the LifePath Index Master Portfolio(i)	8%		8%	5%	33%		17%	22%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.04%	0.04%	0.04%	0.06%	0.05%	0.10%
Investments in underlying funds	0.06%	0.06%	0.07%	0.11%	0.09%	0.09%

(h)	Annualized.
(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

58	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2055 Fund (continued)

	Investor A
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016		2015	2014

Net asset value, beginning of period	$13.74		$15.24	$12.86	$12.15		$12.58	$12.04

Net investment income(a)	0.19		0.34	0.34	0.27		0.27	0.27
Net realized and unrealized gain (loss)	2.03		(1.55)	2.35	0.71		(0.38)	0.58

Net increase (decrease) from investment operations	2.22		(1.21)	2.69	0.98		(0.11)	0.85

Distributions(b)
From net investment income	(0.18)		(0.29)	(0.31)	(0.25)		(0.25)	(0.24)
From net realized gain	—		—	—	(0.02)		(0.07)	(0.07)
From return of capital	—		—	—	(0.00	)(c)	—	—

Total distributions	(0.18)		(0.29)	(0.31)	(0.27)		(0.32)	(0.31)

Net asset value, end of period	$15.78		$13.74	$15.24	$12.86		$12.15	$12.58

Total Return(d)
Based on net asset value	16.20	%(e)	(8.08)%	21.05%	8.10%		(0.88)%	7.13%

Ratios to Average Net Assets(f)(g)
Total expenses	0.43	%(h)	0.43%	0.41%	0.46%		0.53%	0.69%

Total expenses after fees waived and/or reimbursed	0.34	%(h)	0.34%	0.34%	0.34%		0.36%	0.40%

Net investment income	2.45	%(h)	2.23%	2.41%	2.19%		2.13%	2.14%

Supplemental Data
Net assets, end of period (000)	$63,867		$41,909	$41,580	$27,026		$13,140	$8,945

Portfolio turnover rate of the LifePath Index Master Portfolio(i)	8%		8%	5%	33%		17%	22%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.04%	0.04%	0.04%	0.06%	0.05%	0.10%
Investments in underlying funds	0.06%	0.06%	0.07%	0.11%	0.09%	0.09%

(h)	Annualized.
(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2055 Fund (continued)

	Class K
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016		2015	2014

Net asset value, beginning of period	$13.77		$15.27	$12.88	$12.17		$12.60	$12.05

Net investment income(a)	0.20		0.40	0.41	0.31		0.31	0.30
Net realized and unrealized gain (loss)	2.05		(1.57)	2.33	0.70		(0.38)	0.60

Net increase (decrease) from investment operations	2.25		(1.17)	2.74	1.01		(0.07)	0.90

Distributions(b)
From net investment income	(0.20)		(0.33)	(0.35)	(0.28)		(0.29)	(0.28)
From net realized gain	—		—	—	(0.02)		(0.07)	(0.07)
From return of capital	—		—	—	(0.00	)(c)	—	—

Total distributions	(0.20)		(0.33)	(0.35)	(0.30)		(0.36)	(0.35)

Net asset value, end of period	$15.82		$13.77	$15.27	$12.88		$12.17	$12.60

Total Return(d)
Based on net asset value	16.38	%(e)	(7.79)%	21.43%	8.37%		(0.60)%	7.50%

Ratios to Average Net Assets(f)(g)
Total expenses	0.09	%(h)	0.11%	0.10%	0.18%		0.24%	0.42%

Total expenses after fees waived and/or reimbursed	0.04	%(h)	0.04%	0.04%	0.04%		0.06%	0.10%

Net investment income	2.65	%(h)	2.60%	2.79%	2.50%		2.43%	2.44%

Supplemental Data
Net assets, end of period (000)	$1,028,024		$716,634	$484,002	$197,394		$74,656	$45,039

Portfolio turnover rate of the LifePath Index Master Portfolio(i)	8%		8%	5%	33%		17%	22%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.04%	0.04%	0.04%	0.06%	0.05%	0.10%
Investments in underlying funds	0.06%	0.06%	0.07%	0.11%	0.09%	0.09%

(h)	Annualized.
(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

60	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2055 Fund (continued)

	Investor P
	Six Months Ended 06/30/19 (unaudited)		Period from 08/06/18(a) to 12/31/18

Net asset value, beginning of period	$13.73		$15.60

Net investment income(b)	0.22		0.16
Net realized and unrealized gain (loss)	2.01		(1.87)

Net increase (decrease) from investment operations	2.23		(1.71)

Distributions(c)
From net investment income	(0.19)		(0.16)

Net asset value, end of period	$15.77		$13.73

Total Return(d)
Based on net asset value	16.25	%(e)	(11.00	)%(e)

Ratios to Average Net Assets(f)(g)
Total expenses	0.41	%(h)	0.37	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.34	%(h)	0.32	%(h)(i)

Net investment income	2.89	%(f)	2.63	%(h)

Supplemental Data
Net assets, end of period (000)	$927		$209

Portfolio turnover rate of the LifePath Index Master Portfolio(j)	8%		8%

(a)	Commencement of operations.
(b)	Based on average Common Shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(g)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Period from 08/06/18(a) to 12/31/18
Allocated fees waived	0.04%	0.04%
Investments in underlying funds	0.06%	0.06%

(h)	Annualized.
(i)

Offering and board realignment and consolidation costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.38% and 0.32%, respectively.

(j)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International and U.S. Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2060 Fund

	Institutional

	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,			Period from 02/29/16(a) to 12/31/16
			2018		2017

Net asset value, beginning of period	$12.19		$13.50		$11.36	$10.00

Net investment income(b)	0.19		0.36		0.39	0.33
Net realized and unrealized gain (loss)	1.81		(1.40)		2.03	1.21

Net increase (decrease) from investment operations	2.00		(1.04)		2.42	1.54

Distributions(c)
From net investment income	(0.17)		(0.27)		(0.28)	(0.18)
From net realized gain	—		—		—	(0.00	)(d)
From return of capital	—		—		—	(0.00	)(d)

Total distributions	(0.17)		(0.27)		(0.28)	(0.18)

Net asset value, end of period	$14.02		$12.19		$13.50	$11.36

Total Return(e)
Based on net asset value	16.40	%(f)	(7.82)%		21.38%	15.50	%(f)

Ratios to Average Net Assets(g)(h)
Total expenses	0.27	%(i)	0.37	%(j)	0.54%	9.54	%(i)(k)

Total expenses after fees waived and/or reimbursed	0.09	%(i)	0.09	%(j)	0.09%	0.11	%(i)

Net investment income	2.78	%(i)	2.68%		3.05%	3.56	%(i)

Supplemental Data
Net assets, end of period (000)	$5,281		$2,773		$1,021	$118

Portfolio turnover rate of the LifePath Index Master Portfolio(l)	8%		13%		1%	71%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(h)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,		Period from 02/29/16(a) to 12/31/16
		2018	2017
Allocated fees waived	0.06%	0.08%	0.11%	2.41%
Investments in underlying funds	0.06%	0.06%	0.07%	0.12%

(i)	Annualized.
(j)

Includes offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.34% and 0.09%, respectively.

(k)	Audit, Offering and Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 11.15%
(l)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

62	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2060 Fund (continued)

	Investor A
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,			Period from 02/29/16(a) to 12/31/16
			2018		2017

Net asset value, beginning of period	$12.17		$13.48		$11.35	$10.00

Net investment income(b)	0.17		0.31		0.36	0.26
Net realized and unrealized gain (loss)	1.80		(1.38)		2.02	1.26

Net increase (decrease) from investment operations	1.97		(1.07)		2.38	1.52

Distributions(c)
From net investment income	(0.15)		(0.24)		(0.25)	(0.17)
From net realized gain	—		—		—	(0.00	)(d)
From return of capital	—		—		—	(0.00	)(d)

Total distributions	(0.15)		(0.24)		(0.25)	(0.17)

Net asset value, end of period	$13.99		$12.17		$13.48	$11.35

Total Return(e)
Based on net asset value	16.23	%(f)	(8.04)%		21.06%	15.24	%(f)

Ratios to Average Net Assets(g)(h)
Total expenses	0.50	%(i)	0.61	%(j)	0.74%	6.36	%(i)(k)

Total expenses after fees waived and/or reimbursed	0.34	%(i)	0.34	%(j)	0.34%	0.34	%(i)

Net investment income	2.58	%(i)	2.29%		2.85%	2.85	%(i)

Supplemental Data
Net assets, end of period (000)	$8,161		$4,371		$2,950	$386

Portfolio turnover rate of the LifePath Index Master Portfolio(l)	8%		13%		1%	71%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(h)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,		Period from 02/29/16(a) to 12/31/16
		2018	2017
Allocated fees waived	0.06%	0.08%	0.11%	1.68%
Investments in underlying funds	0.06%	0.06%	0.07%	0.12%

(i)	Annualized.
(j)

Includes offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.58% and 0.34%, respectively.

(k)	Audit, Offering and Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 7.39%.
(l)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2060 Fund (continued)

	Class K
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,			Period from 02/29/16(a) to 12/31/16
			2018		2017

Net asset value, beginning of period	$12.19		$13.51		$11.36	$10.00

Net investment income(b)	0.18		0.36		0.41	0.25
Net realized and unrealized gain (loss)	1.82		(1.40)		2.02	1.30

Net increase (decrease) from investment operations	2.00		(1.04)		2.43	1.55

Distributions(c)
From net investment income	(0.17)		(0.28)		(0.28)	(0.19)
From net realized gain	—		—		—	(0.00	)(d)
From return of capital	—		—		—	(0.00	)(d)

Total distributions	(0.17)		(0.28)		(0.28)	(0.19)

Net asset value, end of period	$14.02		$12.19		$13.51	$11.36

Total Return(e)
Based on net asset value	16.42	%(f)	(7.84)%		21.51%	15.54	%(f)

Ratios to Average Net Assets(g)(h)
Total expenses	0.17	%(i)	0.24	%(j)	0.48%	5.07	%(i)(k)

Total expenses after fees waived and/or reimbursed	0.04	%(i)	0.04	%(j)	0.04%	0.04	%(i)

Net investment income	2.74	%(i)	2.71%		3.20%	2.72	%(i)

Supplemental Data
Net assets, end of period (000)	$250,143		$150,118		$70,579	$10,233

Portfolio turnover rate of the LifePath Index Master Portfolio(l)	8%		13%		1%	71%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(h)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,		Period from 02/29/16(a) to 12/31/16
		2018	2017
Allocated fees waived	0.06%	0.08%	0.11%	1.47%
Investments in underlying funds	0.06%	0.06%	0.07%	0.12%

(i)	Annualized.
(j)

Includes offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.21% and 0.04%, respectively.

(k)	Audit, Offering and Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 5.94%.
(l)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

64	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index 2060 Fund (continued)

	Investor P
	Six Months Ended 06/30/19 (unaudited)		Period from 08/06/18(a) to 12/31/18

Net asset value, beginning of period	$12.17		$13.81

Net investment income(b)	0.20		0.15
Net realized and unrealized gain (loss)	1.77		(1.65)

Net increase (decrease) from investment operations	1.97		(1.50)

Distributions from net investment income	(0.16)		(0.14)

Net asset value, end of period	$13.98		$12.17

Total Return(c)
Based on net asset value	16.17	%(d)	(10.92	)%(d)

Ratios to Average Net Assets(e)(f)
Total expenses	0.47	%(g)	0.47	%(g)(h)(i)

Total expenses after fees waived and/or reimbursed	0.34	%(g)	0.33	%(g)(h)(i)

Net investment income	2.90	%(g)	2.86	%(g)

Supplemental Data
Net assets, end of period (000)	$987		$259

Portfolio turnover rate of the LifePath Index Master Portfolio(j)	8%		13%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.
(f)

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Period from 08/06/18(a) to 12/31/18
Allocated fees waived	0.06%	0.08%
Investments in underlying funds	0.06%	0.06%

(g)	Annualized.
(h)

Offering costs, board realignment and consolidation costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.49% and 0.33%, respectively.

(i)

Includes offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.46% and 0.33%, respectively.

(j)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “LifePath Index Funds” or individually as a “LifePath Index Fund”:

LifePath Index Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath® Index Retirement Fund	LifePath Index Retirement Fund	Diversified
BlackRock LifePath® Index 2020 Fund	LifePath Index 2020 Fund	Diversified
BlackRock LifePath® Index 2025 Fund	LifePath Index 2025 Fund	Diversified
BlackRock LifePath® Index 2030 Fund	LifePath Index 2030 Fund	Diversified
BlackRock LifePath® Index 2035 Fund	LifePath Index 2035 Fund	Diversified
BlackRock LifePath® Index 2040 Fund	LifePath Index 2040 Fund	Diversified
BlackRock LifePath® Index 2045 Fund	LifePath Index 2045 Fund	Diversified
BlackRock LifePath® Index 2050 Fund	LifePath Index 2050 Fund	Diversified
BlackRock LifePath® Index 2055 Fund	LifePath Index 2055 Fund	Diversified
BlackRock LifePath® Index 2060 Fund	LifePath Index 2060 Fund	Diversified

Each LifePath Index Fund seeks to achieve its investment objective by investing all of its assets in a corresponding series of Master Investment Portfolio (“MIP”): LifePath Index Retirement Master Portfolio, LifePath Index 2020 Master Portfolio, LifePath Index 2025 Master Portfolio, LifePath Index 2030 Master Portfolio, LifePath Index 2035 Master Portfolio, LifePath Index 2040 Master Portfolio, LifePath Index 2045 Master Portfolio, LifePath Index 2050 Master Portfolio, LifePath Index 2055 Master Portfolio and LifePath Index 2060 Master Portfolio (each, a “LifePath Index Master Portfolio” and together, the “LifePath Index Master Portfolios”). MIP is an affiliate of the Trust. Each LifePath Index Master Portfolio has the same investment objective and strategies as its corresponding LifePath Index Fund. The value of each LifePath Index Fund’s investment in its corresponding LifePath Index Master Portfolio reflects the LifePath Index Fund’s proportionate interest in the net assets of the LifePath Index Master Portfolio. The performance of the LifePath Index Funds is directly affected by the performance of the LifePath Index Master Portfolios. At June 30, 2019, the percentage of each LifePath Index Master Portfolio owned by the corresponding LifePath Index Fund was 100%. The financial statements of the LifePath Index Master Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the LifePath Index Funds’ financial statements.

Each LifePath Index Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are sold without a sales charge and are generally available through financial intermediaries. Investor P Shares are generally sold with an initial sales charge and are only available through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the LifePath Index Fund’s distributor to offer such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution. The Board of Trustees of the Trust and Board of Directors of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Investor A, Class K	No	No		None
Investor P(a)	Yes	No	(b)	None

(a)	Investor P Shares commenced operations on August 6, 2018.
(b)	Investor P Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The LifePath Index Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

Prior Year Reorganization: The Board of Trustees of the Trust and the Board of Trustees of State Farm Mutual Fund Trust each approved the reorganization of each respective State Farm LifePath Retirement Fund, State Farm LifePath 2020 Fund, State Farm LifePath 2030 Fund, State Farm LifePath 2040 Fund and State Farm LifePath 2050 Fund (individually, a “State Farm Fund” and collectively the “State Farm Target Funds”), with and into LifePath Index Retirement Fund, LifePath Index 2020 Fund, LifePath Index 2030 Fund, LifePath Index 2040 Fund and LifePath Index 2050 Fund, respectively. As a result, the applicable LifePath Index Funds acquired substantially all of the assets and assumed certain stated liabilities of the State Farm Target Funds in exchange for an equal aggregate value of newly-issued shares of the LifePath Index Funds.

Each shareholder of the State Farm Target Funds received shares of the LifePath Index Funds in an amount equal to the aggregate net asset value (“NAV”) of such shareholder’s State Farm Target Fund shares, as determined at the close of business on November 16, 2018.

On November 19, 2018, all of the portfolio securities previously held by the State Farm Target Funds were subsequently contributed by the LifePath Index Funds to the LifePath Index Master Portfolios in exchange for investments in the LifePath Index Master Portfolios.

66	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The reorganizations were accomplished by a tax-free exchange of shares of the LifePath Index Funds in the following amounts and at the following conversion ratio:

State Farm LifePath Retirement Fund

State Farm Target Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	LifePath Index Retirement Fund’s Share Class	Shares of the LifePath Index Retirement Fund
Premier	779,297	1.00563378	Investor A	783,687
Premier	52,379,511	1.00612667	Investor P	52,700,423
Legacy Class B	21,805	1.01323558	Investor A	22,093
Legacy Class B	122,854	1.01373220	Investor P	124,541
Class A	870,727	0.98041269	Investor A	853,672
Class A	25,106,506	0.98089323	Investor P	24,626,801
Class B	19,454	0.98735567	Investor A	19,208
Class B	334,773	0.98783961	Investor P	330,702
Institutional	8,459,799	1.00443698	Institutional	8,497,335
Class R-1	386,582	0.98491571	Investor P	380,751
Class R-2	1,598,778	1.00979423	Investor P	1,614,436
Class R-3	157,853	1.00287645	Institutional	158,307

State Farm LifePath 2020 Fund

State Farm Target Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	LifePath Index 2020 Fund’s Share Class	Shares of the LifePath Index 2020 Fund
Premier	1,089,621	1.04280016	Investor A	1,136,257
Premier	69,198,769	1.04377724	Investor P	72,228,100
Legacy Class B	99,350	1.05716728	Investor A	105,030
Legacy Class B	314,164	1.05815782	Investor P	332,435
Class A	3,195,046	1.04962963	Investor A	3,353,615
Class A	50,996,934	1.05061311	Investor P	53,578,047
Class B	104,214	1.04435490	Investor A	108,836
Class B	905,035	1.04533344	Investor P	946,063
Institutional	15,206,381	1.05023844	Institutional	15,970,326
Class R-1	1,065,335	1.04461645	Investor P	1,112,866
Class R-2	4,148,490	1.04396464	Investor P	4,330,877
Class R-3	242,995	1.04745193	Institutional	254,526

State Farm LifePath 2030 Fund

State Farm Target Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	LifePath Index 2030 Fund’s Share Class	Shares of the LifePath Index 2030 Fund
Premier	1,292,201	1.01620709	Investor A	1,313,144
Premier	64,548,099	1.01650733	Investor P	65,613,615
Legacy Class B	36,198	1.02564355	Investor A	37,126
Legacy Class B	392,913	1.02594658	Investor P	403,107
Class A	2,337,082	1.01578298	Investor A	2,373,968
Class A	67,710,975	1.01608309	Investor P	68,799,976
Class B	111,011	1.01232950	Investor A	112,380
Class B	1,345,220	1.01262860	Investor P	1,362,208
Institutional	20,857,879	1.02302034	Institutional	21,338,035
Class R-1	2,171,558	1.00878017	Investor P	2,190,625
Class R-2	4,992,512	1.01264375	Investor P	5,055,636
Class R-3	395,754	1.02375439	Institutional	405,154

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements  (unaudited) (continued)

State Farm LifePath 2040 Fund

State Farm Target Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	LifePath Index 2040 Fund’s Share Class	Shares of the LifePath Index 2040 Fund
Premier	503,507	0.99754805	Investor A	502,273
Premier	32,457,845	0.99790577	Investor P	32,389,871
Legacy Class B	10,852	1.00731999	Investor A	10,932
Legacy Class B	411,824	1.00768122	Investor P	414,987
Class A	1,053,459	0.99234304	Investor A	1,045,393
Class A	58,493,196	0.99269890	Investor P	58,066,131
Class B	47,916	0.98908812	Investor A	47,393
Class B	1,475,217	0.98944281	Investor P	1,459,643
Institutional	26,199,385	1.00206025	Institutional	26,253,363
Class R-1	1,580,103	0.98767849	Investor P	1,560,634
Class R-2	4,352,563	0.99156572	Investor P	4,315,853
Class R-3	562,789	1.01598838	Institutional	571,787

State Farm LifePath 2050 Fund

State Farm Target Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	LifePath Index 2050 Fund’s Share Class	Shares of the LifePath Index 2050 Fund
Premier	288,189	0.65640189	Investor A	189,168
Premier	11,161,450	0.65671837	Investor P	7,329,929
Class A	424,597	0.65849477	Investor A	279,595
Class A	30,151,051	0.65881227	Investor P	19,863,883
Class R-1	835,592	0.66080284	Investor P	552,162
Class R-2	1,882,093	0.66132632	Investor P	1,244,678

The State Farm Target Funds’ net assets and composition of net assets on November 16, 2018, the valuation date of the reorganizations, were as follows:

	State Farm LifePath Retirement Fund	State Farm LifePath 2020 Fund	State Farm LifePath 2030 Fund	State Farm LifePath 2040 Fund	State Farm LifePath 2050 Fund
Net assets	$1,066,536,384	$1,884,086,385	$2,231,224,745	$1,766,697,146	$427,707,810
Paid-in-capital	1,071,750,687	1,890,349,104	2,242,979,193	1,778,456,627	430,778,842
Accumulated loss	(5,214,303)	(6,262,719)	(11,754,448)	(11,759,481)	(3,071,032)

For financial reporting purposes, assets received and shares issued by the LifePath Index Funds were recorded at fair value. However, the cost basis of the investments received from the State Farm Target Funds was carried forward to align ongoing reporting of the LifePath Index Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets of the LifePath Index Funds before the acquisitions and the aggregate net assets of the LifePath Index Funds immediately after the acquisitions were as follows:

Fund	Net Assets Before the Acquisitions	Aggregate Net Assets After the Acquisitions
LifePath Index Retirement Fund	$1,319,095,939	$2,385,632,322
LifePath Index 2020 Fund	2,572,859,383	4,456,945,768
LifePath Index 2030 Fund	3,709,866,268	5,941,091,013
LifePath Index 2040 Fund	2,833,724,125	4,600,421,271
LifePath Index 2050 Fund	1,630,431,407	2,058,139,217

The State Farm Target Funds’ fair value and cost of investments prior to the reorganizations were as follows:

State Farm Target Fund	Fair Value of Investments	Cost of Investments
State Farm LifePath Retirement Fund	$1,060,853,760	$1,064,814,227
State Farm LifePath 2020 Fund	1,876,177,923	1,879,869,831
State Farm LifePath 2030 Fund	2,221,557,497	2,227,161,576
State Farm LifePath 2040 Fund	1,751,947,113	1,757,351,755
State Farm LifePath 2050 Fund	427,090,360	428,381,738

68	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The purpose of the transaction was to combine the assets of the State Farm Target Funds with the assets of the LifePath Index Funds. The reorganization was a tax-free event and closed on November 19, 2018.

Assuming the acquisitions had been completed on January 1, 2018, the beginning of the fiscal reporting period of the LifePath Index Funds, the pro forma results of operations for the year ended December 31, 2018, are as follows:

State Farm Target Fund	Net Investment Income (Loss)	Net Realized and Change in Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets resulting from Operations
LifePath Index Retirement Fund	$52,949,483	$59,361,115	$112,310,597
LifePath Index 2020 Fund	98,774,694	(280,681,649)	(181,906,955)
LifePath Index 2030 Fund	100,291,822	(432,912,063)	(332,620,240)
LifePath Index 2040 Fund	101,453,171	(440,934,033)	(339,480,861)
LifePath Index 2050 Fund	46,987,477	(218,506,855)	(171,519,379)

Because the combined investment portfolios have been managed as single integrated portfolios since the reorganizations were completed, it is not practicable to separate the amounts of revenue and earnings of the LifePath Index Funds that have been included in the LifePath Index Funds’ Statements of Operations since November 19, 2018.

Reorganization costs incurred by the LifePath Index Funds in connection with the reorganizations were expensed by the LifePath Index Funds. The Manager reimbursed the LifePath Index Funds the following amounts, which are included in fees waived and/or reimbursed by the Manager in the Statements of Operations:

Fund	Amounts
State Farm LifePath Retirement Fund	$160,602
State Farm LifePath 2020 Fund	158,661
State Farm LifePath 2030 Fund	164,172
State Farm LifePath 2040 Fund	165,663
State Farm LifePath 2050 Fund	164,913

2.	SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each LifePath Index Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from each LifePath Index Master Portfolio are accounted for on a trade date basis. Each LifePath Index Fund records its proportionate share of its LifePath Index Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the LifePath Index Funds accrue their own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared and paid quarterly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The portion of distributions, if any, that exceeds a LifePath Index Fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a LifePath Index Fund enters into contracts that contain a variety of representations that provide general indemnification. A LifePath Index Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a LifePath Index Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a LifePath Index Fund or its classes are charged to that LifePath Index Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the LifePath Index Funds and other shared expenses prorated to the LifePath Index Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The LifePath Index Funds’ policy is to value its financial instruments at fair value. Each LifePath Index Fund records its investment in the LifePath Index Master Portfolio at fair value based on the LifePath Index Fund’s proportionate interest in the net assets of the LifePath Index Master Portfolio. Valuation of securities held by the LifePath Index Master Portfolio is discussed in Note 3 of the LifePath Index Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements  (unaudited) (continued)

4.	ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Administration: The Trust, on behalf of the LifePath Index Funds, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide general administrative services (other than investment advice and related portfolio activities). For such services, the LifePath Index Funds pay BAL a monthly fee at an annual rate of 0.03% of the average daily net assets of each LifePath Index Fund.

Service Fees: The Trust, on behalf of the LifePath Index Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each LifePath Index Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets of the each LifePath Index Fund’s Investor A and Investor P Shares.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing services to the LifePath Index Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended June 30, 2019, the following table shows the class specific service fees borne directly by each share class of each LifePath Index Fund:

Service Fees	Investor A	Investor P	Total
LifePath Index Retirement Fund	$108,545	$1,144,999	$1,253,544
LifePath Index 2020 Fund	251,520	1,990,694	2,242,214
LifePath Index 2025 Fund	164,280	9,388	173,668
LifePath Index 2030 Fund	378,171	2,358,340	2,736,511
LifePath Index 2035 Fund	148,451	3,425	151,876
LifePath Index 2040 Fund	240,342	1,718,178	1,958,520
LifePath Index 2045 Fund	96,976	1,440	98,416
LifePath Index 2050 Fund	119,592	532,536	652,128
LifePath Index 2055 Fund	64,008	712	64,720
LifePath Index 2060 Fund	7,254	735	7,989

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the LifePath Index Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended June 30, 2019, the LifePath Index Funds did not pay any amounts to affiliates in return for these services.

The Administrator maintains a call center that is responsible for providing certain shareholder services to the LifePath Index Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended June 30, 2019, each LifePath Index Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent fees waived and/or reimbursed — class specific in the Statements of Operations:

	Institutional	Investor A	Class K	Investor P	Total
LifePath Index Retirement Fund	$539	$3,473	$1,637	$1,374	$7,023
LifePath Index 2020 Fund	1,525	13,471	2,694	2,320	20,010
LifePath Index 2025 Fund	185	663	3,042	11	3,901
LifePath Index 2030 Fund	1,708	11,584	3,522	2,801	19,615
LifePath Index 2035 Fund	185	669	2,129	10	2,993
LifePath Index 2040 Fund	1,891	5,667	2,975	2,334	12,867
LifePath Index 2045 Fund	183	726	2,072	9	2,990
LifePath Index 2050 Fund	183	2,253	2,066	979	5,481
LifePath Index 2055 Fund	183	789	1,340	10	2,322
LifePath Index 2060 Fund	199	13	612	10	834

For the six months ended June 30, 2019, the following table shows the class specific transfer agent fees borne directly by each share class of each LifePath Index Fund:

	Institutional	Investor A	Class K	Investor P	Total
LifePath Index Retirement Fund	$46,498	$46,356	$22,409	$245,073	$360,336
LifePath Index 2020 Fund	91,744	136,095	27,079	424,575	679,493
LifePath Index 2025 Fund	28,326	39,958	28,105	1,992	98,381
LifePath Index 2030 Fund	128,660	150,019	33,834	506,327	818,840
LifePath Index 2035 Fund	27,062	37,892	29,888	801	95,643
LifePath Index 2040 Fund	162,136	86,765	34,395	379,169	662,465
LifePath Index 2045 Fund	22,263	27,598	32,350	378	82,589
LifePath Index 2050 Fund	22,523	43,300	37,979	125,821	229,623
LifePath Index 2055 Fund	23,539	23,624	34,902	204	82,269
LifePath Index 2060 Fund	2,390	2,879	18,623	220	24,112

70	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Other Fees: For the six months ended June 30, 2019, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each LifePath Index Fund’s Investor P Shares as follows:

	LifePath Index Retirement Fund	LifePath Index 2020 Fund	LifePath Index 2025 Fund	LifePath Index 2030 Fund	LifePath Index 2035 Fund
Investor P	$22,491	$52,768	$20,624	$66,718	$7,013

	LifePath Index 2040 Fund	LifePath Index 2045 Fund	LifePath Index 2050 Fund	LifePath Index 2055 Fund	LifePath Index 2060 Fund
Investor P	$65,892	$2,367	$31,446	$818	$981

For the six months ended June 30, 2019, affiliates received CDSCs as follows:

	LifePath Index Retirement Fund	LifePath Index 2020 Fund	LifePath Index 2040 Fund
Investor P	$266	$274	$5

Expense Limitations, Waivers, Reimbursements, and Recoupments: With respect to each LifePath Index Fund, BFA, the investment manager for the LifePath Index Master Portfolios, and BAL contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each LifePath Index Fund’s business (“expense limitation”). The current expense limitations as a percentage of average daily net assets are as follows:

	Contractual Caps through April 30, 2021 (a)				Contractual Caps through April 30, 2029 (a)
	Institutional	Investor A	Class K	Investor P	Institutional	Investor A	Class K	Investor P
LifePath Index Retirement Fund	0.09%	0.34%	0.04%	0.34%	1.09%	1.34%	1.04%	1.34%
LifePath Index 2020 Fund	0.09	0.34	0.04	0.34	1.09	1.34	1.04	1.34
LifePath Index 2030 Fund	0.09	0.34	0.04	0.34	1.09	1.34	1.04	1.34
LifePath Index 2040 Fund	0.08	0.33	0.03	0.33	1.08	1.33	1.03	1.33
LifePath Index 2050 Fund	0.08	0.33	0.03	0.33	1.10	1.35	1.05	1.35

	Contractual Caps through April 30, 2020 (a)				Contractual Caps through April 30, 2029 (a)
	Institutional	Investor A	Class K	Investor P	Institutional	Investor A	Class K	Investor P
LifePath Index 2025 Fund	0.09%	0.34%	0.04%	0.34%	1.09%	1.34%	1.04%	1.34%
LifePath Index 2035 Fund	0.08	0.33	0.03	0.33	1.08	1.33	1.03	1.33
LifePath Index 2045 Fund	0.08	0.33	0.03	0.33	1.10	1.35	1.05	1.35
LifePath Index 2055 Fund	0.07	0.32	0.02	0.32	1.10	1.35	1.05	1.35
LifePath Index 2060 Fund	0.07	0.32	0.02	0.32	1.10	1.35	1.05	1.35

Prior to April 30, 2019, the expense limitations for the following LifePath Index Funds as a percentage of average daily net assets were as follows:

	Contractual Caps through April 30, 2021 (a)				Contractual Caps through April 30, 2029 (a)
	Institutional	Investor A	Class K	Investor P	Institutional	Investor A	Class K	Investor P
LifePath Index Retirement Fund	0.10%	0.35%	0.05%	0.35%	1.10%	1.35%	1.05%	1.35%
LifePath Index 2020 Fund	0.10	0.35	0.05	0.35	1.10	1.35	1.05	1.35

	Contractual Caps through April 30, 2020 (a)				Contractual Caps through April 30, 2029 (a)
	Institutional	Investor A	Class K	Investor P	Institutional	Investor A	Class K	Investor P
LifePath Index 2035 Fund	0.09%	0.34%	0.04%	0.34%	1.10%	1.35%	1.05%	1.35%

(a)

The contractual agreements may be terminated upon 90 days’ notice by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of the majority of the outstanding voting securities of the applicable LifePath Index Fund.

These amounts waived and/or reimbursed are included in fees waived and/or reimbursed by the Administrator/Manager, and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations.

For the six months ended June 30, 2019, the amounts included in fees waived and/or reimbursed by the Administrator/Manager were as follows:

LifePath Index Retirement Fund	$479,256
LifePath Index 2020 Fund	850,366
LifePath Index 2025 Fund	617,555
LifePath Index 2030 Fund	1,118,618
LifePath Index 2035 Fund	551,406
LifePath Index 2040 Fund	895,185
LifePath Index 2045 Fund	409,766
LifePath Index 2050 Fund	450,094
LifePath Index 2055 Fund	238,342
LifePath Index 2060 Fund	116,562

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements  (unaudited) (continued)

For the six months ended June 30, 2019, the amounts included in transfer agent fees waived and/or reimbursed — class specific were as follows:

	Institutional	Investor A	Class K	Investor P	Total
LifePath Index Retirement Fund	$10,397	$24,649	$22,409	$15,988	$73,443
LifePath Index 2020 Fund	21,164	85,782	27,078	26,288	160,312
LifePath Index 2025 Fund	2,455	7,134	28,104	132	37,825
LifePath Index 2030 Fund	26,235	74,370	33,834	34,392	168,831
LifePath Index 2035 Fund	2,830	8,224	29,887	122	41,063
LifePath Index 2040 Fund	41,803	38,700	34,395	35,408	150,306
LifePath Index 2045 Fund	3,216	8,221	32,349	90	43,876
LifePath Index 2050 Fund	3,763	19,389	37,979	19,259	80,390
LifePath Index 2055 Fund	5,951	10,827	34,902	61	51,741
LifePath Index 2060 Fund	1,432	1,430	18,622	73	21,557

With respect to the contractual expense limitation, if during a LifePath Index Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Administrator, are less than the current expense limitation for that share class, the Administrator is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1) each LifePath Index Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year; and

(2) the Administrator or an affiliate continues to serve as a LifePath Index Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to any voluntary waivers that may be in effect from time to time.

On June 30, 2019, the following fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring December 31,
	2019	2020	2021
LifePath Index Retirement Fund
Fund Level	$403,385	$580,859	$479,256
Institutional	3,123	2,061	10,397
Investor A	3,464	5,419	24,649
Class K	40,321	41,464	22,409
Investor P	—	21	15,988
LifePath Index 2020 Fund
Fund Level	742,113	1,007,760	850,366
Institutional	4,213	4,118	21,164
Investor A	6,914	6,320	85,782
Class K	38,848	61,522	27,078
Investor P	—	18	26,288
LifePath Index 2025 Fund
Fund Level	709,651	1,070,878	617,555
Institutional	4,286	5,341	2,455
Investor A	5,928	10,582	7,134
Class K	40,391	59,295	28,104
Investor P	—	7	132
LifePath Index 2030 Fund
Fund Level	894,271	1,336,549	1,118,618
Institutional	5,511	5,894	26,235
Investor A	18,647	15,759	74,370
Class K	52,416	72,212	33,834
Investor P	—	8	34,392
LifePath Index 2035 Fund
Fund Level	606,080	950,140	551,406
Institutional	4,034	6,275	2,830
Investor A	7,983	12,535	8,224
Class K	43,497	63,805	29,887
Investor P	—	4	122
LifePath Index 2040 Fund
Fund Level	676,693	1,066,608	895,185
Institutional	4,261	6,517	41,803
Investor A	12,971	17,913	38,700
Class K	53,095	72,678	34,395
Investor P	—	—	35,408
LifePath Index 2045 Fund
Fund Level	397,562	706,030	409,766
Institutional	5,634	7,127	3,216
Investor A	8,181	8,967	8,221
Class K	46,265	67,847	32,349
Investor P	—	4	90

72	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

	Expiring December 31,
	2019	2020	2021
LifePath Index 2050 Fund
Fund Level	$381,886	$640,137	$450,094
Institutional	3,929	8,309	3,763
Investor A	6,056	17,150	19,389
Class K	56,057	80,018	37,979
Investor P	—	—	19,259
LifePath Index 2055 Fund
Fund Level	204,037	375,044	238,342
Institutional	6,978	12,722	5,951
Investor A	6,694	14,739	10,827
Class K	51,916	72,696	34,902
Investor P	—	—	61
LifePath Index 2060 Fund
Fund Level	131,925	174,175	116,562
Institutional	410	2,790	1,432
Investor A	895	3,258	1,430
Class K	28,175	32,467	18,622
Investor P	—	—	73

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each LifePath Index Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each LifePath Index Fund’s investment policies and restrictions. Each LifePath Index Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended June 30, 2019, the LifePath Index Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trusts are trustees and/or officers of BlackRock or its affiliates.

5.	INCOME TAX INFORMATION

It is each LifePath Index Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each LifePath Index Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each LifePath Index Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2018 except for LifePath Index 2060 Fund, which remains open for the years ended December 31, 2018 and December 31, 2017 and for the period ended December 31, 2016. The statutes of limitations on each LifePath Index Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the LifePath Index Funds as of June 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the LifePath Index Fund’s financial statements.

During the year ended December 31, 2018, the following LifePath Index Funds had capital loss carryforwards, with no expiration dates, subject to limitations is available to offset future realized capital gains as follows:

	LifePath Index 2055 Fund	LifePath Index 2060 Fund
No expiration date	$1,163,553	$3,230,934

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements  (unaudited) (continued)

6.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 06/30/19		Year Ended 12/31/18
LifePath Index Retirement Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	977,966	$11,911,996	1,018,761	$12,306,958
Shares issued in reinvestment of distributions	140,784	1,755,421	157,830	1,863,349
Shares issued in reorganization	—	—	8,655,642	102,611,665
Shares redeemed	(1,850,464)	(22,236,216)	(3,185,794)	(38,910,422)

Net increase (decrease)	(731,714)	$(8,568,799)	6,646,439	$77,871,550

Investor A
Shares sold	1,282,246	$15,663,781	1,803,896	$21,822,814
Shares issued in reinvestment of distributions	77,307	963,254	142,119	1,695,936
Shares issued in reorganization	—	—	1,678,660	19,874,164
Shares redeemed	(1,196,325)	(14,627,785)	(3,800,607)	(45,851,833)

Net increase (decrease)	163,228	$1,999,250	(175,932)	$(2,458,919)

Class K
Shares sold	17,567,400	$213,153,933	42,820,116	$520,333,908
Shares issued in reinvestment of distributions	1,272,150	15,852,519	2,370,700	28,321,393
Shares redeemed	(12,137,473)	(147,185,729)	(32,129,043)	(388,710,104)

Net increase	6,702,077	$81,820,723	13,061,773	$159,945,197

			Period from 08/06/18 (a) 12/31/18
Investor P
Shares sold	1,419,522	$17,409,697	286,654	$3,354,804
Shares issued in reinvestment of distributions	797,817	9,930,318	535,522	6,174,572
Shares issued in reorganization	—	—	79,777,654	944,050,555
Shares redeemed	(7,366,341)	(89,422,154)	(1,461,884)	(17,078,748)

Net increase (decrease)	(5,149,002)	$(62,082,139)	79,137,946	$936,501,183

Total Net Increase	984,589	$13,169,035	98,670,226	$1,171,859,011

	Six Months Ended 06/30/19		Year Ended 12/31/18
LifePath Index 2020 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,678,872	$21,294,668	2,015,243	$25,252,447
Shares issued in reinvestment of distributions	267,888	3,459,223	344,455	4,186,883
Shares issued in reorganization	—	—	16,224,852	199,716,967
Shares redeemed	(3,369,839)	(41,856,371)	(3,046,980)	(38,581,647)

Net increase (decrease)	(1,423,079)	$(17,102,480)	15,537,570	$190,574,650

Investor A
Shares sold	2,081,981	$26,347,663	3,121,533	$39,137,264
Shares issued in reinvestment of distributions	174,057	2,244,280	347,434	4,273,452
Shares issued in reorganization	—	—	4,703,738	57,785,266
Shares redeemed	(2,304,049)	(29,024,610)	(7,335,207)	(91,584,781)

Net increase (decrease)	(48,011)	$(432,667)	837,498	$9,611,201

Class K
Shares sold	30,646,070	$384,689,729	62,589,542	$789,537,415
Shares issued in reinvestment of distributions	2,426,725	31,341,292	4,861,866	60,030,907
Shares redeemed	(21,111,809)	(265,355,168)	(41,353,761)	(519,255,031)

Net increase	11,960,986	$150,675,853	26,097,647	$330,313,291

74	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 06/30/19		Period from 08/06/18 (a) 12/31/18
LifePath Index 2020 Fund	Shares	Amount	Shares	Amount
Investor P
Shares sold	2,522,321	$31,901,257	496,883	$6,023,779
Shares issued in reinvestment of distributions	1,356,831	17,469,751	1,200,911	14,266,828
Shares issued in reorganization	—	—	132,528,388	1,626,584,152
Shares redeemed	(11,047,545)	(138,692,591)	(2,086,162)	(25,165,556)

Net increase (decrease)	(7,168,393)	$(89,321,583)	132,140,020	$1,621,709,203

Total Net Increase	3,321,503	$43,819,123	174,612,735	$2,152,208,345

	Six Months Ended 06/30/19		Year Ended 12/31/18
LifePath Index 2025 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,722,887	$22,893,875	2,786,123	$36,662,354
Shares issued in reinvestment of distributions	103,860	1,408,222	208,838	2,690,202
Shares redeemed	(2,106,614)	(27,086,305)	(2,230,551)	(29,584,230)

Net increase (decrease)	(279,867)	$(2,784,208)	764,410	$9,768,326

Investor A
Shares sold	2,535,318	$33,637,443	4,114,519	$53,756,622
Shares issued in reinvestment of distributions	126,248	1,710,895	234,212	3,022,227
Shares redeemed	(1,073,851)	(14,104,745)	(6,478,953)	(84,783,504)

Net increase (decrease)	1,587,715	$21,243,593	(2,130,222)	$(28,004,655)

Class K
Shares sold	43,918,872	$578,175,549	85,436,344	$1,130,731,768
Shares issued in reinvestment of distributions	3,224,221	43,718,930	5,436,397	69,992,604
Shares redeemed	(16,381,020)	(214,884,130)	(34,247,010)	(452,194,477)

Net increase	30,762,073	$407,010,349	56,625,731	$748,529,895

			Period from 08/06/18 (a) 12/31/18
Investor P
Shares sold	1,030,271	$13,682,819	146,038	$1,841,449
Shares issued in reinvestment of distributions	10,845	147,133	1,287	15,853
Shares redeemed	(82,884)	(1,111,061)	(429)	(5,540)

Net increase	958,232	$12,718,891	146,896	$1,851,762

Total Net Increase	33,028,153	$438,188,625	55,406,815	$732,145,328

	Six Months Ended 06/30/19		Year Ended 12/31/18
LifePath Index 2030 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	2,667,077	$36,556,146	2,743,880	$36,971,977
Shares issued in reinvestment of distributions	371,494	5,060,463	366,961	4,756,501
Shares issued in reorganization	—	—	21,743,189	287,322,872
Shares redeemed	(3,833,563)	(51,150,225)	(3,604,541)	(49,058,080)

Net increase (decrease)	(794,992)	$(9,533,616)	21,249,489	$279,993,270

Investor A
Shares sold	3,190,233	$43,561,171	4,918,089	$66,186,329
Shares issued in reinvestment of distributions	254,647	3,550,195	414,863	5,486,766
Shares issued in reorganization	—	—	3,836,618	50,659,133
Shares redeemed	(2,411,206)	(32,709,019)	(7,549,133)	(101,230,237)

Net increase	1,033,674	$14,402,347	1,620,437	$21,101,991

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 06/30/19		Year Ended 12/31/18
LifePath Index 2030 Fund	Shares	Amount	Shares	Amount

Class K
Shares sold	47,614,222	$643,908,455	88,692,082	$1,202,120,206
Shares issued in reinvestment of distributions	3,525,597	46,961,307	5,593,577	74,012,088
Shares redeemed	(18,890,572)	(252,844,538)	(34,469,319)	(464,989,328)

Net increase	32,249,247	$438,025,224	59,816,340	$811,142,966

			Period from 08/06/18 (a) 12/31/18
Investor P
Shares sold	3,309,642	$45,135,155	695,685	$8,937,775
Shares issued in reinvestment of distributions	1,528,357	21,299,911	988,350	12,413,678
Shares issued in reorganization	—	—	143,425,167	1,893,242,740
Shares redeemed	(10,178,708)	(138,067,563)	(1,533,742)	(19,672,490)

Net increase (decrease)	(5,340,709)	$(71,632,497)	143,575,460	$1,894,921,703

Total Net Increase	27,147,220	$371,261,458	226,261,726	$3,007,159,930

	Six Months Ended 06/30/19		Year Ended 12/31/18
LifePath Index 2035 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,508,395	$21,263,953	2,368,966	$33,176,038
Shares issued in reinvestment of distributions	95,319	1,375,788	162,424	2,215,283
Shares redeemed	(1,517,189)	(20,576,102)	(2,120,005)	(29,784,429)

Net increase	86,525	$2,063,639	411,385	$5,606,892

Investor A
Shares sold	2,891,452	$40,571,519	3,577,658	$49,526,634
Shares issued in reinvestment of distributions	117,054	1,687,997	183,582	2,509,086
Shares redeemed	(835,979)	(11,471,182)	(6,990,357)	(97,092,915)

Net increase (decrease)	2,172,527	$30,788,334	(3,229,117)	$(45,057,195)

Class K
Shares sold	36,899,904	$512,888,374	73,766,605	$1,035,015,252
Shares issued in reinvestment of distributions	2,778,059	40,063,559	4,034,863	54,919,314
Shares redeemed	(12,371,119)	(171,765,706)	(24,064,060)	(336,144,172)

Net increase	27,306,844	$381,186,227	53,737,408	$753,790,394

			Period from 08/06/18 (a) 12/31/18
Investor P
Shares sold	328,690	$4,600,064	50,416	$698,111
Shares issued in reinvestment of distributions	3,423	49,351	228	2,930
Shares redeemed	(44,221)	(620,433)	(6,955)	(97,651)

Net increase	287,892	$4,028,982	43,689	$603,390

Total Net Increase	29,853,788	$418,067,182	50,963,365	$714,943,481

	Six Months Ended 06/30/19		Year Ended 12/31/18
LifePath Index 2040 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	2,595,372	$37,599,415	2,348,124	$33,491,008
Shares issued in reinvestment of distributions	437,543	6,364,690	361,143	4,857,705
Shares issued in reorganization	—	—	26,825,150	374,985,551
Shares redeemed	(3,195,578)	(45,329,954)	(2,877,170)	(41,457,093)

Net increase (decrease)	(162,663)	$(1,365,849)	26,657,247	$371,877,171

76	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 06/30/19		Year Ended 12/31/18
LifePath Index 2040 Fund	Shares	Amount	Shares	Amount

Investor A
Shares sold	2,595,803	$37,284,869	3,092,910	$44,012,849
Shares issued in reinvestment of distributions	168,558	2,484,734	258,397	3,595,278
Shares issued in reorganization	—	—	1,605,991	22,400,500
Shares redeemed	(1,389,421)	(19,785,834)	(5,862,446)	(83,217,233)

Net increase (decrease)	1,374,940	$19,983,769	(905,148)	$(13,208,606)

Class K
Shares sold	35,600,962	$509,394,634	68,493,857	$984,415,934
Shares issued in reinvestment of distributions	2,737,647	38,771,149	4,038,313	56,253,940
Shares redeemed	(13,971,892)	(197,342,433)	(23,435,959)	(336,249,609)

Net increase	24,366,717	$350,823,350	49,096,211	$704,420,265

			Period from 08/06/18 (a) 12/31/18
Investor P
Shares sold	2,885,572	$41,474,197	610,682	$8,249,747
Shares issued in reinvestment of distributions	1,129,695	16,638,210	718,462	9,368,763
Shares issued in reorganization	—	—	98,207,119	1,369,311,095
Shares redeemed	(6,637,296)	(94,983,054)	(940,199)	(12,613,942)

Net increase (decrease)	(2,622,029)	$(36,870,647)	98,596,064	$1,374,315,663

Total Net Increase	22,956,965	$332,570,623	173,444,374	$2,437,404,493

	Six Months Ended 06/30/19		Year Ended 12/31/18
LifePath Index 2045 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,197,696	$17,759,068	1,761,127	$25,974,627
Shares issued in reinvestment of distributions	74,469	1,128,196	116,891	1,664,435
Shares redeemed	(982,181)	(14,004,605)	(1,599,604)	(23,680,179)

Net increase	289,984	$4,882,659	278,414	$3,958,883

Investor A
Shares sold	2,126,604	$31,276,900	2,097,187	$30,545,308
Shares issued in reinvestment of distributions	77,073	1,166,779	103,627	1,476,280
Shares redeemed	(594,295)	(8,657,012)	(2,950,219)	(43,060,237)

Net increase (decrease)	1,609,382	$23,786,667	(749,405)	$(11,038,649)

Class K
Shares sold	25,378,450	$371,649,479	52,152,175	$770,272,652
Shares issued in reinvestment of distributions	1,913,584	29,019,410	2,636,073	37,504,077
Shares redeemed	(7,401,180)	(107,635,470)	(14,612,103)	(215,240,097)

Net increase	19,890,854	$293,033,419	40,176,145	$592,536,632

			Period from 08/06/18 (a) 12/31/18
Investor P
Shares sold	155,173	$2,293,251	18,713	$274,716
Shares issued in reinvestment of distributions	1,157	17,480	43	576
Shares redeemed	(69,006)	(1,043,008)	—	—

Net increase	87,324	$1,267,723	18,756	$275,292

Total Net Increase	21,877,544	$322,970,468	39,723,910	$585,732,158

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 06/30/19		Year Ended 12/31/18
LifePath Index 2050 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,240,054	$18,671,951	1,921,818	$28,798,586
Shares issued in reinvestment of distributions	69,425	1,069,022	109,448	1,584,622
Shares redeemed	(978,618)	(14,250,752)	(1,627,411)	(24,463,793)

Net increase	330,861	$5,490,221	403,855	$5,919,415

Investor A
Shares sold	1,866,947	$27,925,536	1,909,678	$28,396,016
Shares issued in reinvestment of distributions	85,592	1,316,630	116,711	1,684,226
Shares issued in reorganization	—	—	468,763	6,808,977
Shares redeemed	(586,097)	(8,681,843)	(2,744,609)	(40,597,035)

Net increase (decrease)	1,366,442	$20,560,323	(249,457)	$(3,707,816)

Class K
Shares sold	24,283,315	$361,383,504	44,071,463	$660,447,388
Shares issued in reinvestment of distributions	1,586,154	24,420,929	2,188,372	31,631,006
Shares redeemed	(7,783,259)	(114,549,206)	(13,552,432)	(202,522,689)

Net increase	18,086,210	$271,255,227	32,707,403	$489,555,705

			Period from 08/06/18 (a) 12/31/18
Investor P
Shares sold	1,294,937	$19,361,176	288,227	$4,036,933
Shares issued in reinvestment of distributions	340,699	5,229,014	225,005	3,030,818
Shares issued in reorganization	—	—	28,990,652	420,898,833
Shares redeemed	(2,208,954)	(32,977,583)	(285,840)	(4,003,124)

Net increase (decrease)	(573,318)	$(8,387,393)	29,218,044	$423,963,460

Total Net Increase	19,210,195	$288,918,378	62,079,845	$915,730,764

	Six Months Ended 06/30/19		Year Ended 12/31/18
LifePath Index 2055 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,255,101	$19,235,518	2,107,289	$32,048,848
Shares issued in reinvestment of distributions	62,655	984,148	88,556	1,303,230
Shares redeemed	(715,369)	(10,737,097)	(1,201,441)	(18,368,110)

Net increase	602,387	$9,482,569	994,404	$14,983,968

Investor A
Shares sold	1,246,436	$19,053,604	1,772,760	$26,744,014
Shares issued in reinvestment of distributions	44,778	702,446	56,193	825,967
Shares redeemed	(294,515)	(4,477,453)	(1,505,879)	(22,806,201)

Net increase	996,699	$15,278,597	323,074	$4,763,780

Class K
Shares sold	15,697,854	$238,670,685	25,856,060	$394,481,228
Shares issued in reinvestment of distributions	810,764	12,737,019	1,036,696	15,248,145
Shares redeemed	(3,572,344)	(54,006,621)	(6,525,650)	(99,674,872)

Net increase	12,936,274	$197,401,083	20,367,106	$310,054,501

			Period from 08/06/18 (a) 12/31/18
Investor P
Shares sold	43,284	$665,522	15,211	$235,121
Shares issued in reinvestment of distributions	492	7,723	18	243
Shares redeemed	(200)	(3,041)	—	—

Net increase	43,576	$670,204	15,229	$235,364

Total Net Increase	14,578,936	$222,832,453	21,699,813	$330,037,613

78	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 06/30/19		Year Ended 12/31/18
LifePath Index 2060 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	243,397	$3,298,598	282,879	$3,835,618
Shares issued in reinvestment of distributions	4,192	58,454	4,187	54,600
Shares redeemed	(98,302)	(1,302,618)	(135,209)	(1,727,284)

Net increase	149,287	$2,054,434	151,857	$2,162,934

Investor A
Shares sold	273,943	$3,734,375	287,980	$3,809,813
Shares issued in reinvestment of distributions	5,893	82,080	4,959	64,121
Shares redeemed	(55,614)	(750,701)	(152,560)	(2,014,458)

Net increase	224,222	$3,065,754	140,379	$1,859,476

Class K
Shares sold	6,815,039	$92,068,058	9,592,596	$129,240,676
Shares issued in reinvestment of distributions	206,566	2,878,376	210,669	2,729,831
Shares redeemed	(1,491,520)	(19,936,997)	(2,717,537)	(36,917,240)

Net increase	5,530,085	$75,009,437	7,085,728	$95,053,267

			Period from 08/06/18 (a) 12/31/18
Investor P
Shares sold	58,665	$800,857	21,274	$287,443
Shares issued in reinvestment of distributions	551	7,681	49	598
Shares redeemed	(9,938)	(138,287)	—	—

Net increase	49,278	$670,251	21,323	$288,041

Total Net Increase	5,952,872	$80,799,876	7,399,287	$99,363,718

(a)	Investor P Shares commencement of operations.

As of June 30, 2019, shares owned by BlackRock Financial Management, Inc., an affiliate of the LifePath Index Funds, were as follows:

Investor P
LifePath Index Retirement Fund	16,353
LifePath Index 2020 Fund	15,736
LifePath Index 2025 Fund	14,948
LifePath Index 2030 Fund	14,524
LifePath Index 2035 Fund	14,025
LifePath Index 2040 Fund	13,661
LifePath Index 2045 Fund	13,289
LifePath Index 2050 Fund	13,072
LifePath Index 2055 Fund	12,821
LifePath Index 2060 Fund	14,482

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the LifePath Index Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	79

Master Portfolio Information as of June 30, 2019

LifePath® Index Retirement Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Net Assets
Fixed Income Funds	60%
Equity Funds	40

TEN LARGEST HOLDINGS

Holdings	Percent of Total Net Assets
U.S. Total Bond Index Master Portfolio	51%
Large Cap Index Master Portfolio	23
iShares Core MSCI Total International Stock ETF	13
iShares TIPS Bond ETF	8
Master Small Cap Index Series	3
iShares Developed Real Estate Index Fund	2

LifePath® Index 2020 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Net Assets
Fixed Income Funds	57%
Equity Funds	43

TEN LARGEST HOLDINGS

Holdings	Percent of Total Net Assets
U.S. Total Bond Index Master Portfolio	49%
Large Cap Index Master Portfolio	24
iShares Core MSCI Total International Stock ETF	14
iShares TIPS Bond ETF	8
Master Small Cap Index Series	3
iShares Developed Real Estate Index Fund	2

LifePath® Index 2025 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Net Assets
Equity Funds	56%
Fixed Income Funds	44

TEN LARGEST HOLDINGS

Holdings	Percent of Total Net Assets
U.S. Total Bond Index Master Portfolio	37%
Large Cap Index Master Portfolio	30
iShares Core MSCI Total International Stock ETF	20
iShares TIPS Bond ETF	7
iShares Developed Real Estate Index Fund	3
Master Small Cap Index Series	3

LifePath® Index 2030 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Net Assets
Equity Funds	68%
Fixed Income Funds	32

TEN LARGEST HOLDINGS

Holdings	Percent of Total Net Assets
Large Cap Index Master Portfolio	36%
U.S. Total Bond Index Master Portfolio	27
iShares Core MSCI Total International Stock ETF	25
iShares TIPS Bond ETF	5
iShares Developed Real Estate Index Fund	4
Master Small Cap Index Series	3

The LifePath Index Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the LifePath Index Master Portfolios are regularly monitored and their composition may vary throughout various periods.

80	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Master Portfolio Information  as of June 30, 2019 (continued)

LifePath® Index 2035 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Net Assets
Equity Funds	79%
Fixed Income Funds	21
Short-Term Securities	3
Liabilities in Excess of Other Assets	(3)

TEN LARGEST HOLDINGS

Holdings	Percent of Total Net Assets
Large Cap Index Master Portfolio	41%
iShares Core MSCI Total International Stock ETF	29
U.S. Total Bond Index Master Portfolio	17
iShares Developed Real Estate Index Fund	6
iShares TIPS Bond ETF	4
BlackRock Cash Funds: Institutional, SL Agency Shares	3
Master Small Cap Index Series	3

LifePath® Index 2040 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Net Assets
Equity Funds	88%
Fixed Income Funds	11
Short-Term Securities	1

TEN LARGEST HOLDINGS

Holdings	Percent of Total Net Assets
Large Cap Index Master Portfolio	46%
iShares Core MSCI Total International Stock ETF	33
U.S. Total Bond Index Master Portfolio	9
iShares Developed Real Estate Index Fund	7
iShares TIPS Bond ETF	2
Master Small Cap Index Series	2
BlackRock Cash Funds: Institutional, SL Agency Shares	1

LifePath® Index 2045 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Net Assets
Equity Funds	96%
Fixed Income Funds	4

TEN LARGEST HOLDINGS

Holdings	Percent of Total Net Assets
Large Cap Index Master Portfolio	50%
iShares Core MSCI Total International Stock ETF	36
iShares Developed Real Estate Index Fund	7
U.S. Total Bond Index Master Portfolio	3
Master Small Cap Index Series	3
iShares TIPS Bond ETF	1

LifePath® Index 2050 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Net Assets
Equity Funds	99%
Fixed Income Funds	1

TEN LARGEST HOLDINGS

Holdings	Percent of Total Net Assets
Large Cap Index Master Portfolio	50%
iShares Core MSCI Total International Stock ETF	38
iShares Developed Real Estate Index Fund	8
Master Small Cap Index Series	2
U.S. Total Bond Index Master Portfolio	1

The LifePath Index Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the LifePath Index Master Portfolios are regularly monitored and their composition may vary throughout various periods.

MASTER PORTFOLIO INFORMATION	81

Master Portfolio Information  as of June 30, 2019 (continued)

LifePath® Index 2055 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Net Assets
Equity Funds	99%
Fixed Income Funds	1

TEN LARGEST HOLDINGS

Holdings	Percent of Total Net Assets
Large Cap Index Master Portfolio	51%
iShares Core MSCI Total International Stock ETF	38
iShares Developed Real Estate Index Fund	8
Master Small Cap Index Series	2
U.S. Total Bond Index Master Portfolio	1

LifePath® Index 2060 Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Net Assets
Equity Funds	99%
Fixed Income Funds	1

TEN LARGEST HOLDINGS

Holdings	Percent of Total Net Assets
Large Cap Index Master Portfolio	51%
iShares Core MSCI Total International Stock ETF	38
iShares Developed Real Estate Index Fund	8
Master Small Cap Index Series	2
U.S. Total Bond Index Master Portfolio	1

The LifePath Index Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the LifePath Index Master Portfolios are regularly monitored and their composition may vary throughout various periods.

82	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) June 30, 2019	LifePath® Index Retirement Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(b) — 100.0%

Equity Funds — 40.2%
iShares Core MSCI Total International Stock ETF	5,487,324	$321,776,679
iShares Developed Real Estate Index Fund — Class K	3,613,370	39,349,597

	Investment Value
Large Cap Index Master Portfolio	$567,248,095	567,248,095
Master Small Cap Index Series	85,034,604	85,034,604

		1,013,408,975

	Shares

Fixed Income Funds — 59.6%
iShares TIPS Bond ETF	1,801,585	208,065,052

Security	Investment Value	Value

Fixed Income Funds (continued)
U.S. Total Bond Index Master Portfolio	$1,294,932,086	$1,294,932,086

		1,502,997,138

	Shares

Short-Term Securities — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.34%(a)	5,005,611	5,005,611

Total Affiliated Investment Companies — 100.0% (Cost — $2,326,757,320)		2,521,411,724

Other Assets Less Liabilities — 0.0%		526,709

Net Assets — 100.0%		$2,521,938,433

(a)	Annualized 7-day yield as of period end.

(b)

During the six months ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares(b)	—	—		—	—	$—	$25,713	(c)	$10,162	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,590,845	3,414,766	(d)	—	5,005,611	5,005,611	35,685		—	—
iShares Core MSCI Total International Stock ETF	5,943,594	85,216		(541,486)	5,487,324	321,776,679	5,200,124		(1,912,977)	38,124,772
iShares Developed Real Estate Index Fund	1,198,043	2,446,417		(31,090)	3,613,370	39,349,597	138,718		2,067	1,762,604
iShares TIPS Bond ETF	1,868,876	57,856		(125,147)	1,801,585	208,065,052	1,223,430		(315,033)	11,420,319
Large Cap Index Master Portfolio	$512,645,381	$54,602,714	(d)	$—	$567,248,095	567,248,095	5,449,564		244,455	130,380,627
Master Small Cap Index Series	$82,325,044	$2,709,560	(d)	$—	$85,034,604	85,034,604	662,071		2,291,696	17,606,297
U.S. Total Bond Index Master Portfolio	$1,175,114,516	$119,817,570	(d)	$—	$1,294,932,086	1,294,932,086	18,413,227		2,485,969	4,900,348

						$2,521,411,724	$31,148,532		$2,806,339	$204,194,967

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the LifePath Index Master Portfolio.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net shares/investment value purchased.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$569,191,328	$—	$—	$569,191,328
Short-Term Securities	5,005,611	—	—	5,005,611

Subtotal	$574,196,939	$—	$—	$574,196,939

Investments Valued at NAV(a)				1,947,214,785

Total Investments				$2,521,411,724

(a)	Certain investments of the LifePath Index Master Portfolio’s were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (unaudited) June 30, 2019	LifePath® Index 2020 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(d) — 100.1%

Equity Funds — 42.5%
iShares Core MSCI Total International Stock ETF	11,268,751	$660,799,559
iShares Developed Real Estate Index Fund	7,444,803	81,073,913

	Investment Value
Large Cap Index Master Portfolio	$1,127,144,376	1,127,144,376
Master Small Cap Index Series	161,582,265	161,582,265

		2,030,600,113

	Shares

Fixed Income Funds — 57.3%
iShares TIPS Bond ETF(a)	3,267,387	377,350,524

	Investment Value
U.S. Total Bond Index Master Portfolio	$2,364,406,253	2,364,406,253

		2,741,756,777

Security	Shares	Value

Short-Term Securities — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.52%(b)(c)	6,075,443	$6,078,481
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.34%(b)	8,617,847	8,617,847

		14,696,328

Total Affiliated Investment Companies — 100.1% (Cost — $4,373,784,238)		4,787,053,218

Liabilities in Excess of Other Assets — (0.1)%		(4,419,640)

Net Assets — 100.0%		$4,782,633,578

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.

(d)

During the six months ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	6,075,443	(b)	—	6,075,443	$6,078,481	$5,626	(c)	$1,227	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,139,927	7,477,920	(b)	—	8,617,847	8,617,847	67,380		—	—
iShares Core MSCI Total International Stock ETF	12,584,517	383,546		(1,699,312)	11,268,751	660,799,559	10,881,657		(6,856,127)	82,967,040
iShares Developed Real Estate Index Fund — Class K	4,450,716	3,119,822		(125,735)	7,444,803	81,073,913	510,526		4,668	5,987,651
iShares TIPS Bond ETF	3,180,265	144,908		(57,786)	3,267,387	377,350,524	2,198,223		(548,373)	19,877,855
Large Cap Index Master Portfolio	$1,045,189,364	$81,955,012	(b)	$—	$1,127,144,376	1,127,144,376	11,127,586		519,325	268,428,221
Master Small Cap Index Series	$151,166,807	$10,415,458	(b)	$—	$161,582,265	161,582,265	1,234,399		4,299,098	31,411,695
U.S. Total Bond Index Master Portfolio	$2,080,447,254	$283,958,999	(b)	$—	$2,364,406,253	2,364,406,253	32,891,335		4,446,651	(3,356,420)

						$4,787,053,218	$58,916,732		$1,866,469	$405,316,042

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$1,119,223,996	$—	$—	$1,119,223,996
Short-Term Securities	14,696,328	—	—	14,696,328

Subtotal	$1,133,920,324	$—	$—	$1,133,920,324

Investments Valued at NAV(a)				3,653,132,894

Total Investments				$4,787,053,218

(a)	Certain investments of the LifePath Index Master Portfolio’s were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

84	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) June 30, 2019	LifePath® Index 2025 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(d) — 99.8%

Equity Funds — 55.9%
iShares Core MSCI Total International Stock ETF	12,565,772	$736,856,870
iShares Developed Real Estate Index Fund	10,884,368	118,530,770

	Investment Value
Large Cap Index Master Portfolio	$1,140,714,653	1,140,714,653
Master Small Cap Index Series	116,791,364	116,791,364

		2,112,893,657

	Shares

Fixed Income Funds — 43.7%
iShares TIPS Bond ETF(a)	2,139,505	247,091,433

	Investment Value
U.S. Total Bond Index Master Portfolio	$1,402,274,166	1,402,274,166

		1,649,365,599

Security	Shares	Value

Short-Term Securities — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.52%(b)(c)	27,357	$27,370
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.34%(c)	8,496,497	8,496,497

		8,523,867

Total Affiliated Investment Companies — 99.8% (Cost — $3,404,208,792)		3,770,783,123

Other Assets Less Liabilities — 0.2%		7,626,445

Net Assets — 100.0%		$3,778,409,568

(a)	Security, or a portion of the security, is on loan.
(b)	Security was purchased with the cash collateral from loaned securities.
(c)	Annualized 7-day yield as of period end.

(d)

During the six months ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	100,607,389	—		(100,580,032	)(b)	27,357	$27,370	$32,528	(c)	$4,130	$5
BlackRock Cash Funds: Treasury, SL Agency Shares	4,824,684	3,671,813	(d)	—		8,496,497	8,496,497	103,203		—	—
iShares Core MSCI Total International Stock ETF	10,828,697	1,977,175		(240,100)		12,565,772	736,856,870	11,526,288		(2,095,895)	71,447,584
iShares Developed Real Estate Index Fund	13,695,574	1,334,828		(4,146,034)		10,884,368	118,530,770	1,550,092		2,183,156	16,168,960
iShares TIPS Bond ETF	1,656,912	490,293		(7,700)		2,139,505	247,091,433	1,351,066		(52,665)	11,107,805
Large Cap Index Master Portfolio	$921,599,026	$219,115,627	(d)	$—		$1,140,714,653	1,140,714,653	10,542,116		398,702	233,174,035
Master Small Cap Index Series	$85,646,564	$31,144,800	(d)	$—		$116,791,364	116,791,364	800,140		3,031,872	15,298,450
U.S. Total Bond Index Master Portfolio	$1,104,362,670	$297,911,496	(d)	$—		$1,402,274,166	1,402,274,166	18,655,726		2,524,575	(15,389,119)

							$3,770,783,123	$44,561,159		$5,993,875	$331,807,720

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net shares/investment value purchased.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$1,102,479,073	$—	$—	$1,102,479,073
Short-Term Securities	8,523,867	—	—	8,523,867

Subtotal	$1,111,002,940	$—	$—	$1,111,002,940

Investments Valued at NAV(a)				2,659,780,183

Total Investments				$3,770,783,123

(a)	Certain investments of the LifePath Index Master Portfolio’s were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (unaudited) June 30, 2019	LifePath® Index 2030 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(c) — 99.9%

Equity Funds — 67.9%
iShares Core MSCI Total International Stock ETF	28,334,467	$1,661,533,145
iShares Developed Real Estate Index Fund — Class K	27,556,782	300,093,353

	Investment Value
Large Cap Index Master Portfolio	$2,457,996,714	2,457,996,714
Master Small Cap Index Series	194,752,662	194,752,662

		4,614,375,874

	Shares

Fixed Income Funds — 31.8%
iShares TIPS Bond ETF(a)	3,145,448	363,267,905

Security	Investment Value	Value

Fixed Income Funds (continued)
U.S. Total Bond Index Master Portfolio	$1,800,397,599	$1,800,397,599

		2,163,665,504

	Shares

Short-Term Securities — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.34%(b)(c)	13,638,957	13,638,957

Total Affiliated Investment Companies — 99.9% (Cost — $6,150,274,568)		6,791,680,335

Other Assets Less Liabilities — 0.1%		3,520,454

Net Assets — 100.0%		$6,795,200,789

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.

(c)

During the six months ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares(b)	55,372,313	—		(55,372,313	)(c)	—	$—	$26,347	(d)	$5,992	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,015,670	7,623,287	(e)	—		13,638,957	13,638,957	172,550		—	—
iShares Core MSCI Total International Stock ETF	24,193,550	4,390,317		(249,400)		28,334,467	1,661,533,145	25,635,458		(2,572,192)	149,308,917
iShares Developed Real Estate Index Fund	43,086,305	2,015,963		(17,545,486)		27,556,782	300,093,353	4,520,946		12,300,420	43,824,482
iShares TIPS Bond ETF	2,270,994	892,154		(17,700)		3,145,448	363,267,905	1,911,832		(133,708)	15,277,739
Large Cap Index Master Portfolio	$2,075,075,786	$382,920,928	(e)	$—		$2,457,996,714	2,457,996,714	23,043,562		957,197	475,720,991
Master Small Cap Index Series	$136,355,981	$58,396,681	(e)	$—		$194,752,662	194,752,662	1,291,449		5,093,704	20,162,063
Total International ex U.S. Index Master Portfolio(b)	$9,822,080	$—		$(9,822,080	)(c)	$—	—	6,859		(1,979)	1,436,886
U.S. Total Bond Index Master Portfolio	$1,572,076,760	$228,320,839	(e)	$—		$1,800,397,599	1,800,397,599	25,389,177		3,401,264	(30,995,017)

							$6,791,680,335	$81,998,180		$19,050,698	$674,736,061

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the LifePath Index Master Portfolio.
(c)	Represents net shares/investment value sold.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Represents net shares/investment value purchased.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$2,324,894,403	$—	$—	$2,324,894,403
Short-Term Securities	13,638,957	—	—	13,638,957

Subtotal	$2,338,533,360	$—	$—	$2,338,533,360

Investments Valued at NAV(a)				4,453,146,975

Total Investments				$6,791,680,335

(a)	Certain investments of the LifePath Index Master Portfolio’s were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

86	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) June 30, 2019	LifePath® Index 2035 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(d) — 102.5%

Equity Funds — 78.6%
iShares Core MSCI Total International Stock ETF(b)	16,608,783	$973,939,035
iShares Developed Real Estate Index Fund	17,170,137	186,982,795

	Investment Value
Large Cap Index Master Portfolio	$1,394,034,228	1,394,034,228
Master Small Cap Index Series	86,431,002	86,431,002

		2,641,387,060

	Shares

Fixed Income Funds — 20.9%
iShares TIPS Bond ETF(a)	1,138,578	131,494,373

	Investment Value
U.S. Total Bond Index Master Portfolio	$570,922,431	570,922,431

		702,416,804

Security	Shares	Value

Short-Term Securities — 3.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.52%(b)(c)	93,172,256	$93,218,843
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.34%(c)	7,861,979	7,861,979

		101,080,822

Total Affiliated Investment Companies — 102.5% (Cost — $3,069,263,387)		3,444,884,686

Liabilities in Excess of Other Assets — (2.5)%		(84,426,558)

Net Assets — 100.0%		$3,360,458,128

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.

(d)

During the six months ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	93,172,256	(b)	—		93,172,256	$93,218,843	$46,405	(c)	$(371)	$9,006
BlackRock Cash Funds: Treasury, SL Agency Shares	6,598,067	1,263,912		—		7,861,979	7,861,979	106,440		—	—
iShares Core MSCI Total International Stock ETF	12,341,347	4,362,333		(94,897)		16,608,783	973,939,035	14,801,552		(935,508)	81,912,816
iShares Developed Real Estate Index Fund	26,571,467	3,141,805		(12,543,135)		17,170,137	186,982,795	2,908,297		6,305,445	29,045,527
iShares TIPS Bond ETF	658,134	482,244		(1,800)		1,138,578	131,494,373	665,051		(12,316)	4,907,098
Large Cap Index Master Portfolio	$1,067,319,615	$326,714,613	(b)	$—		$1,394,034,228	1,394,034,228	12,600,432		447,789	235,463,050
Master Small Cap Index Series	$49,503,645	$36,927,357	(b)	$—		$86,431,002	86,431,002	546,451		2,351,353	4,124,239
Total International ex U.S. Index Master Portfolio(e)	$10,368,490	$—		$(10,368,490	)(d)	$—	—	6,791		(381)	121,055
U.S. Total Bond Index Master Portfolio	$481,658,994	$89,263,437	(b)	$—		$570,922,431	570,922,431	8,160,557		1,087,109	(12,092,872)

							$3,444,884,686	$39,841,976		$9,243,120	$343,489,919

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net shares/investment value sold.
(e)	No longer held by the LifePath Index Master Portfolio as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$1,292,416,203	$—	$—	$1,292,416,203
Short-Term Securities	101,080,822	—	—	101,080,822

Subtotal	$1,393,497,025	$—	$—	$1,393,497,025

Investments Valued at NAV(a)				2,051,387,661

Total Investments				$3,444,884,686

(a)	Certain investments of the LifePath Index Master Portfolio’s were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (unaudited) June 30, 2019	LifePath® Index 2040 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(d) — 100.5%

Equity Funds — 88.5%
iShares Core MSCI Total International Stock ETF(a)	30,236,548	$1,773,071,175
iShares Developed Real Estate Index Fund — Class K	32,583,773	354,837,286

	Investment Value
Large Cap Index Master Portfolio	$2,468,859,905	2,468,859,905
Master Small Cap Index Series	125,364,454	125,364,454

		4,722,132,820

	Shares

Fixed Income Funds — 11.1%
iShares TIPS Bond ETF(a)	1,091,020	126,001,900

	Investment Value
U.S. Total Bond Index Master Portfolio	$467,084,287	467,084,287

		593,086,187

Security	Shares	Value

Short-Term Securities — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.52%(b)(c)	31,464,905	$31,480,638
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.34%(b)	14,679,944	14,679,944

		46,160,582

Total Affiliated Investment Companies — 100.5% (Cost — $4,806,745,048)		5,361,379,589

Liabilities in Excess of Other Assets — (0.5)%		(25,875,204)

Net Assets — 100.0%		$5,335,504,385

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.

(d)

During the six months ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased		Par/Shares/ Investment Value Sold		Shares/ Investment Value Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	27,557,510	3,907,395	(b)	—		31,464,905	$31,480,638	$40,318	(c)	$5,808	$2,587
BlackRock Cash Funds: Treasury, SL Agency Shares	12,692,339	1,987,605	(b)	—		14,679,944	14,679,944	149,859		—	—
iShares Core MSCI Total International Stock ETF	23,629,833	6,875,115		(268,400)		30,236,548	1,773,071,175	26,645,815		(2,402,533)	152,187,560
iShares Developed Real Estate Index Fund — Class K	55,923,183	3,362,621		(26,702,031)		32,583,773	354,837,286	5,814,658		18,306,131	54,540,691
iShares TIPS Bond ETF	553,430	543,490		(5,900)		1,091,020	126,001,900	600,742		(40,653)	4,268,388
Large Cap Index Master Portfolio	$2,009,602,477	$459,257,428	(b)	$—		$2,468,859,905	2,468,859,905	22,784,920		889,693	396,614,018
Master Small Cap Index Series	$64,274,485	$61,089,969	(b)	$—		$125,364,454	125,364,454	760,134		3,522,529	2,774,117
Total International ex U.S. Index Master Portfolio(d)	$3,378,402	$—		$(3,378,402	)(e)	$—	—	(8)		(34)	(5,229,314)
U.S. Total Bond Index Master Portfolio	$461,970,519	$5,113,768	(b)	$—		$467,084,287	467,084,287	7,333,890		956,972	(5,151,440)

							$5,361,379,589	$64,130,328		$21,237,913	$600,006,607

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer held by the LifePath Index Master Portfolio.
(e)	Represents net shares/investment value sold.

88	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	LifePath® Index 2040 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$2,253,910,361	$—	$—	$2,253,910,361
Short-Term Securities	46,160,582	—	—	46,160,582

Subtotal	$2,300,070,943	$—	$—	$2,300,070,943

Investments Valued at NAV(a)				3,061,308,646

Total Investments				$5,361,379,589

(a)	Certain investments of the LifePath Index Master Portfolio’s were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (unaudited) June 30, 2019	LifePath® Index 2045 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(b) — 99.7%

Equity Funds — 95.3%
iShares Core MSCI Total International Stock ETF	14,672,562	$860,399,036
iShares Developed Real Estate Index Fund	15,994,328	174,178,229

	Investment Value
Large Cap Index Master Portfolio	$1,172,661,459	1,172,661,459
Master Small Cap Index Series	56,053,933	56,053,933

		2,263,292,657

	Shares

Fixed Income Funds — 4.2%
iShares TIPS Bond ETF	194,673	22,482,785

Security	Investment Value	Value

Fixed Income Funds (continued)
U.S. Total Bond Index Master Portfolio	$76,336,812	$76,336,812

		98,819,597

	Shares

Short-Term Securities — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.34%(a)	6,033,621	6,033,621

Total Affiliated Investment Companies — 99.7% (Cost — $2,097,666,941)		2,368,145,875

Other Assets Less Liabilities — 0.3%		6,339,485

Net Assets — 100.0%		$2,374,485,360

(a)	Annualized 7-day yield as of period end.

(b)

During the six months ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares(b)	7,144,245	—		(7,144,245	)(c)	—	$—	$8,436	(d)	$3,112	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,688,018	—		(2,654,397	)(c)	6,033,621	6,033,621	76,902		—	—
iShares Core MSCI Total International Stock ETF	10,546,905	4,125,657		—		14,672,562	860,399,036	12,843,988		—	68,588,998
iShares Developed Real Estate Index Fund	25,740,641	3,128,543		(12,874,856)		15,994,328	174,178,229	2,816,162		6,329,286	27,823,441
iShares TIPS Bond ETF	64,637	130,036		—		194,673	22,482,785	99,448		—	598,684
Large Cap Index Master Portfolio	$867,916,532	$304,744,927	(e)	$—		$1,172,661,459	1,172,661,459	10,396,211		339,227	169,177,280
Master Small Cap Index Series	$26,311,368	$29,742,565	(e)	$—		$56,053,933	56,053,933	323,186		1,487,281	(181,686)
Total International ex U.S. Index Master Portfolio(b)	$2,769,805	$—		$(2,769,805	)(c)	$—	—	(6)		(28)	656,627
U.S. Total Bond Index Master Portfolio	$72,763,207	$3,573,605	(e)	$—		$76,336,812	76,336,812	1,127,716		139,328	(1,903,560)

							$2,368,145,875	$27,692,043		$8,298,206	$264,759,784

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the LifePath Index Master Portfolio.
(c)	Represents net shares/investment value sold.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Represents net investment value purchased.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$1,057,060,050	$—	$—	$1,057,060,050
Short-Term Securities	6,033,621	—	—	6,033,621

Subtotal	$1,063,093,671	$—	$—	$1,063,093,671

Investments Valued at NAV(a)				1,305,052,204

Total Investments				$2,368,145,875

(a)	Certain investments of the LifePath Index Master Portfolio’s were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

90	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) June 30, 2019	LifePath® Index 2050 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(b) — 99.8%

Equity Funds — 98.3%
iShares Core MSCI Total International Stock ETF	16,475,709	$966,135,576
iShares Developed Real Estate Index Fund	17,846,527	194,348,690

	Investment Value
Large Cap Index Master Portfolio	$1,289,808,255	1,289,808,255
Master Small Cap Index Series	62,111,443	62,111,443

		2,512,403,964

	Shares

Fixed Income Funds — 1.3%
iShares TIPS Bond ETF	32,339	3,734,831

Security	Investment Value	Value

Fixed Income Funds (continued)
U.S. Total Bond Index Master Portfolio	$28,688,121	$28,688,121

		32,422,952

	Shares

Short-Term Securities — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.34%(a)	5,517,600	5,517,600

Total Affiliated Investment Companies — 99.8% (Cost — $2,272,969,655)		2,550,344,516

Other Assets Less Liabilities — 0.2%		5,772,409

Net Assets — 100.0%		$2,556,116,925

(a)	Annualized 7-day yield as of period end.

(b)

During the six months ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares(b)	13,908,609	—		(13,908,609	)(c)	—	$—	$10,393	(d)	$1,215	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,544,214	—		(1,026,614	)(c)	5,517,600	5,517,600	77,506		—	—
iShares Core MSCI Total International Stock ETF	12,229,231	4,318,778		(72,300)		16,475,709	966,135,576	14,393,061		(771,413)	79,361,977
iShares Developed Real Estate Index Fund	29,349,060	3,485,313		(14,987,846)		17,846,527	194,348,690	3,160,316		8,752,656	29,925,096
iShares TIPS Bond ETF	—	32,339		—		32,339	3,734,831	18,765		—	58,588
Large Cap Index Master Portfolio	$980,500,343	$309,307,912	(e)	$—		$1,289,808,255	1,289,808,255	11,549,697		392,478	185,028,462
Master Small Cap Index Series	$30,806,723	$31,304,720	(e)	$—		$62,111,443	62,111,443	369,627		1,634,410	347,588
Total International ex U.S. Index Master Portfolio(b)	$2,283,108	$—		$(2,283,108	)(c)	$—	—	(5)		(23)	727,756
U.S. Total Bond Index Master Portfolio	$24,413,124	$4,274,997	(e)	$—		$28,688,121	28,688,121	444,389		53,448	(1,661,279)

							$2,550,344,516	$30,023,749		$10,062,771	$293,788,188

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the LifePath Index Master Portfolio.
(c)	Represents net shares/investment value sold.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Represents net shares/investment value purchased.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$1,164,219,097	$—	$—	$1,164,219,097
Short-Term Securities	5,517,600	—	—	5,517,600

Subtotal	$1,169,736,697	$—	$—	$1,169,736,697

Investments Valued at NAV(a)				1,380,607,819

Total Investments				$2,550,344,516

(a)	Certain investments of the LifePath Index Master Portfolio’s were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (unaudited) June 30, 2019	LifePath® Index 2055 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(b) — 99.8%

Equity Funds — 98.4%
iShares Core MSCI Total International Stock ETF	7,571,358	$443,984,433
iShares Developed Real Estate Index Fund	8,193,539	89,227,638

	Investment Value
Large Cap Index Master Portfolio	$593,204,457	593,204,457
Master Small Cap Index Series	28,116,184	28,116,184

		1,154,532,712

	Shares

Fixed Income Funds — 1.1%
iShares TIPS Bond ETF	11,085	1,280,207

Security	Investment Value	Value

Fixed Income Funds (continued)
U.S. Total Bond Index Master Portfolio	$11,391,276	$11,391,276

		12,671,483

	Shares

Short-Term Securities — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.34%(a)	2,915,232	2,915,232

Total Affiliated Investment Companies — 99.8% (Cost — $1,049,320,004)		1,170,119,427

Other Assets Less Liabilities — 0.2%		2,724,943

Net Assets — 100.0%		$1,172,844,370

(a)	Annualized 7-day yield as of period end.

(b)

During the six months ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares(b)	—	—		—		—	$—	$3,556	(c)	$1,253	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,011,411	—		(2,096,179	)(d)	2,915,232	2,915,232	42,682		—	—
iShares Core MSCI Total International Stock ETF	5,140,080	2,447,378		(16,100)		7,571,358	443,984,433	6,573,913		(152,729)	33,950,777
iShares Developed Real Estate Index Fund	12,234,789	2,386,633		(6,427,883)		8,193,539	89,227,638	1,403,089		2,691,493	13,772,903
iShares TIPS Bond ETF	—	11,085		—		11,085	1,280,207	5,043		—	19,287
Large Cap Index Master Portfolio	$407,783,797	$185,420,660	(e)	$—		$593,204,457	593,204,457	5,092,163		137,635	80,072,191
Master Small Cap Index Series	$13,560,244	$14,555,940	(e)	$—		$28,116,184	28,116,184	164,546		727,989	393,959
U.S. Total Bond Index Master Portfolio	$8,708,048	$2,683,228	(e)	$—		$11,391,276	11,391,276	169,283		20,163	(613,259)

							$1,170,119,427	$13,454,275		$3,425,804	$127,595,858

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the LifePath Index Master Portfolio.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net shares/investment value sold.
(e)	Represents net investment value purchased.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$534,492,278	$—	$—	$534,492,278
Short-Term Securities	2,915,232	—	—	2,915,232

Subtotal	$537,407,510	$—	$—	$537,407,510

Investments Valued at NAV(a)				632,711,917

Total Investments				$1,170,119,427

(a)	Certain investments of the LifePath Index Master Portfolio’s were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

92	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) June 30, 2019	LifePath® Index 2060 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(b) — 99.8%

Equity Funds — 98.4%
iShares Core MSCI Total International Stock ETF	1,709,481	$100,243,966
iShares Developed Real Estate Index Fund	1,846,818	20,111,849

	Investment Value
Large Cap Index Master Portfolio	$133,831,850	133,831,850
Master Small Cap Index Series	6,377,264	6,377,264

		260,564,929

	Shares

Fixed Income Funds — 1.1%
iShares TIPS Bond ETF	1,851	213,772

Security	Investment Value	Value

Fixed Income Funds (continued)
U.S. Total Bond Index Master Portfolio	$2,654,355	$2,654,355

		2,868,127

	Shares

Short-Term Securities — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.34%(a)	805,791	805,791

Total Affiliated Investment Companies — 99.8% (Cost — $244,480,000)		264,238,847

Other Assets Less Liabilities — 0.2%		444,453

Net Assets — 100.0%		$264,683,300

(a)	Annualized 7-day yield as of period end.

(b)

During the six months ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,569,939	—		(764,148	)(b)	805,791	$805,791	$11,734	(c)	$—	$—
iShares Core MSCI Total International Stock ETF	978,078	736,403		(5,000)		1,709,481	100,243,966	1,465,605		(45,984)	6,800,625
iShares Developed Real Estate Index Fund	2,310,322	916,538		(1,380,042)		1,846,818	20,111,849	294,165		359,463	2,902,476
iShares TIPS Bond ETF	—	1,851		—		1,851	213,772	839		—	3,448
Large Cap Index Master Portfolio	$78,349,885	$55,481,965	(d)	$—		$133,831,850	133,831,850	1,067,690		13,766	16,038,404
Master Small Cap Index Series	$2,594,055	$3,783,209	(d)	$—		$6,377,264	6,377,264	34,862		162,617	228,290
U.S. Total Bond Index Master Portfolio	$1,743,848	$910,507	(d)	$—		$2,654,355	2,654,355	35,876		4,380	(65,717)

							$264,238,847	$2,910,771		$494,242	$25,907,526

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)

Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net investment value sold.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$120,569,587	$—	$—	$120,569,587
Short-Term Securities	805,791	—	—	805,791

Subtotal	$121,375,378	$—	$—	$121,375,378

Investments Valued at NAV(a)				142,863,469

Total Investments				$264,238,847

(a)	Certain investments of the LifePath Index Master Portfolio’s were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	93

Statements of Assets and Liabilities  (unaudited)

June 30, 2019

	LifePath Index Retirement Master Portfolio	LifePath Index 2020 Master Portfolio	LifePath Index 2025 Master Portfolio	LifePath Index 2030 Master Portfolio	LifePath Index 2035 Master Portfolio

ASSETS
Investments at value — affiliated(a)(b)	$2,521,411,724	$4,787,053,218	$3,770,783,123	$6,791,680,335	$3,444,884,686
Receivables:
Investments sold	12,786,149	65,775,014	29,224,012	49,284,100	18,825,094
Securities lending income — affiliated	14,932	385	3,770	7,817	23,144
Contributions from investors	4,534,213	10,577,894	25,380,889	16,438,806	16,350,974
Dividends — affiliated	6,382	15,778	18,283	33,099	18,845
Prepaid expenses	12,102	22,858	16,725	31,107	14,727

Total assets	2,538,765,502	4,863,445,147	3,825,426,802	6,857,475,264	3,480,117,470

LIABILITIES
Cash collateral on securities loaned at value	—	6,078,480	23,600	—	93,210,000
Payables:
Investments purchased	16,608,922	74,335,976	46,802,984	61,710,330	26,307,698
Custodian fees	28,964	36,454	42,880	44,753	39,273
Investment advisory fees	68,409	136,572	108,220	190,530	68,424
Trustees’ fees	5,867	11,294	15,024	11,678	13,519
Other accrued expenses	100,016	198,291	8,037	298,737	7,140
Printing fees	962	997	1,014	998	1,002
Professional fees	13,929	13,505	15,475	17,449	12,286

Total liabilities	16,827,069	80,811,569	47,017,234	62,274,475	119,659,342

NET ASSETS	$2,521,938,433	$4,782,633,578	$3,778,409,568	$6,795,200,789	$3,360,458,128

NET ASSETS CONSIST OF
Investors’ capital	$2,327,284,029	$4,369,364,598	$3,411,835,237	$6,153,795,022	$2,984,836,829
Net unrealized appreciation	194,654,404	413,268,980	366,574,331	641,405,767	375,621,299

NET ASSETS	$2,521,938,433	$4,782,633,578	$3,778,409,568	$6,795,200,789	$3,360,458,128

(a) Investments at cost — affiliated	$2,326,757,320	$4,373,784,238	$3,404,208,792	$6,150,274,568	$3,069,263,387
(b) Securities loaned at value	$—	$5,959,284	$23,098	$—	$91,478,400

See notes to financial statements.

94	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited) (continued)

June 30, 2019

	LifePath Index 2040 Master Portfolio	LifePath Index 2045 Master Portfolio	LifePath Index 2050 Master Portfolio	LifePath Index 2055 Master Portfolio	LifePath Index 2060 Master Portfolio

ASSETS
Investments at value — affiliated(a)(b)	$5,361,379,589	$2,368,145,875	$2,550,344,516	$1,170,119,427	$264,238,847
Cash	—	—	—	—	3,518
Receivables:
Investments sold	39,069,633	17,766,119	18,972,969	8,566,811	1,958,105
Securities lending income — affiliated	16,674	—	955	778	—
Contributions from investors	10,145,086	11,703,596	9,047,773	5,309,329	1,471,669
Dividends — affiliated	27,885	15,946	14,495	7,473	2,192
From the Manager	—	—	—	—	2,967
Prepaid expenses	24,081	10,215	11,057	4,761	933

Total assets	5,410,662,948	2,397,641,751	2,578,391,765	1,184,008,579	267,678,231

LIABILITIES
Cash collateral on securities loaned at value	31,471,935	—	—	—	—
Payables:
Investments purchased	43,320,663	23,044,775	22,084,051	11,102,776	2,956,494
Custodian fees	40,746	34,502	32,066	27,863	21,570
Investment advisory fees	110,235	46,860	49,934	11,079	—
Trustees’ fees	14,127	10,564	9,147	5,417	1,308
Other accrued expenses	186,147	5,176	83,810	2,472	786
Printing fees	1,016	1,011	1,011	1,011	1,008
Professional fees	13,694	13,503	14,821	13,591	13,765

Total liabilities	75,158,563	23,156,391	22,274,840	11,164,209	2,994,931

NET ASSETS	$5,335,504,385	$2,374,485,360	$2,556,116,925	$1,172,844,370	$264,683,300

NET ASSETS CONSIST OF
Investors’ capital	$4,780,869,844	$2,104,006,426	$2,278,742,064	$1,052,044,947	$244,924,453
Net unrealized appreciation	554,634,541	270,478,934	277,374,861	120,799,423	19,758,847

NET ASSETS	$5,335,504,385	$2,374,485,360	$2,556,116,925	$1,172,844,370	$264,683,300

(a) Investments at cost — affiliated	$4,806,745,048	$2,097,666,941	$2,272,969,655	$1,049,320,004	$244,480,000
(b) Securities loaned at value	$30,885,330	$—	$—	$—	$—

See notes to financial statements.

FINANCIAL STATEMENTS	95

Statements of Operations  (unaudited)

Six Months Ended June 30, 2019

	LifePath Index Retirement Master Portfolio	LifePath Index 2020 Master Portfolio	LifePath Index 2025 Master Portfolio	LifePath Index 2030 Master Portfolio	LifePath Index 2035 Master Portfolio

INVESTMENT INCOME
Dividends — affiliated	$6,597,957	$13,657,786	$14,530,649	$32,240,786	$18,481,340
Securities lending income — affiliated — net	25,713	5,626	32,528	26,347	46,405
Net investment income allocated from the applicable Underlying Master Portfolios:
Dividends — affiliated	6,015,687	12,172,801	11,184,249	24,022,822	12,988,501
Interest — affiliated	18,815,455	33,650,919	19,207,364	26,388,397	8,630,624
Expenses	(364,208)	(674,614)	(454,896)	(768,880)	(336,778)
Fees waived	57,928	104,214	61,265	88,708	31,884

Total investment income	31,148,532	58,916,732	44,561,159	81,998,180	39,841,976

EXPENSES
Investment advisory	600,211	1,136,478	847,592	1,572,289	752,580
Accounting services	13,963	13,905	16,189	15,367	16,963
Independent Trustees	21,685	36,590	29,321	53,812	26,535
Printing	451	424	451	424	426
Professional	16,300	18,268	16,338	20,752	15,954
Miscellaneous	11,631	21,725	19,056	29,767	16,825

Total expenses	664,241	1,227,390	928,947	1,692,411	829,283
Less fees waived and/or reimbursed by the Manager	(106,238)	(170,921)	(251,021)	(435,500)	(281,866)

Total expenses after fees waived and/or reimbursed	558,003	1,056,469	677,926	1,256,911	547,417

Net investment income	30,590,529	57,860,263	43,883,233	80,741,269	39,294,559

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(2,215,781)	(7,398,605)	38,726	9,600,512	5,357,250
Allocated from the applicable Underlying Master Portfolios	5,022,120	9,265,074	5,955,149	9,450,186	3,885,870

	2,806,339	1,866,469	5,993,875	19,050,698	9,243,120

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	51,307,695	108,832,546	98,724,354	208,411,138	115,874,447
Allocated from the applicable Underlying Master Portfolios	152,887,272	296,483,496	233,083,366	466,324,923	227,615,472

	204,194,967	405,316,042	331,807,720	674,736,061	343,489,919

Net realized and unrealized gain	207,001,306	407,182,511	337,801,595	693,786,759	352,733,039

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$237,591,835	$465,042,774	$381,684,828	$774,528,028	$392,027,598

See notes to financial statements.

96	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited) (continued)

Six Months Ended June 30, 2019

	LifePath Index 2040 Master Portfolio	LifePath Index 2045 Master Portfolio	LifePath Index 2050 Master Portfolio	LifePath Index 2055 Master Portfolio	LifePath Index 2060 Master Portfolio

INVESTMENT INCOME
Dividends — affiliated	$33,211,074	$15,836,500	$17,649,648	$8,024,727	$1,772,343
Securities lending income — affiliated — net	40,318	8,436	10,393	3,556	—
Net investment income allocated from the applicable Underlying Master Portfolios:
Dividends — affiliated	23,258,600	10,590,093	11,774,956	5,192,955	1,089,152
Interest	8,083,780	1,442,782	786,222	319,766	67,468
Expenses	(496,873)	(194,466)	(204,791)	(89,870)	(18,747)
Fees waived	33,429	8,698	7,321	3,141	555

Total investment income	64,130,328	27,692,043	30,023,749	13,454,275	2,910,771

EXPENSES
Investment advisory	1,226,687	525,536	571,575	251,807	52,698
Accounting services	16,255	16,156	15,406	13,041	12,495
Independent Trustees	37,382	19,030	20,039	11,415	6,548
Printing	451	451	451	451	449
Professional	18,381	15,552	16,702	14,505	14,213
Miscellaneous	23,106	11,884	11,832	5,726	1,509

Total expenses	1,322,262	588,609	636,005	296,945	87,912
Less fees waived and/or reimbursed by the Manager	(586,754)	(273,353)	(293,237)	(196,247)	(66,834)

Total expenses after fees waived and/or reimbursed	735,508	315,256	342,768	100,698	21,078

Net investment income	63,394,820	27,376,787	29,680,981	13,353,577	2,889,693

REALIZED AND UNREALIZED LOSS
Net realized gain from:
Investments — affiliated	15,868,753	6,332,398	7,982,458	2,540,017	313,479
Allocated from the applicable Underlying Master Portfolios	5,369,160	1,965,808	2,080,313	885,787	180,763

	21,237,913	8,298,206	10,062,771	3,425,804	494,242

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	210,999,226	97,011,123	109,345,661	47,742,967	9,706,549
Allocated from the applicable Underlying Master Portfolios	389,007,381	167,748,661	184,442,527	79,852,891	16,200,977

	600,006,607	264,759,784	293,788,188	127,595,858	25,907,526

Net realized and unrealized gain	621,244,520	273,057,990	303,850,959	131,021,662	26,401,768

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$684,639,340	$300,434,777	$333,531,940	$144,375,239	$29,291,461

See notes to financial statements.

FINANCIAL STATEMENTS	97

Statements of Changes in Net Assets

	LifePath Index Retirement Master Portfolio		LifePath Index 2020 Master Portfolio
	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$30,590,529	$36,934,207	$57,860,263	$71,376,200
Net realized gain (loss)	2,806,339	(5,296,875)	1,866,469	(5,943,250)
Net change in unrealized appreciation (depreciation)	204,194,967	(99,347,684)	405,316,042	(211,761,211)

Net increase (decrease) in net assets resulting from operations	237,591,835	(67,710,352)	465,042,774	(146,328,261)

CAPITAL TRANSACTIONS
Proceeds from contributions	258,139,407	1,624,418,216	464,233,317	2,744,144,639
Value of withdrawals	(274,979,905)	(490,793,648)	(477,873,423)	(674,736,655)

Net increase (decrease) in net assets derived from capital transactions	(16,840,498)	1,133,624,568	(13,640,106)	2,069,407,984

NET ASSETS
Total increase in net assets	220,751,337	1,065,914,216	451,402,668	1,923,079,723
Beginning of period	2,301,187,096	1,235,272,880	4,331,230,910	2,408,151,187

End of period	$2,521,938,433	$2,301,187,096	$4,782,633,578	$4,331,230,910

See notes to financial statements.

98	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	LifePath Index 2025 Master Portfolio		LifePath Index 2030 Master Portfolio
	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$43,883,233	$71,450,752	$80,741,269	$101,551,134
Net realized gain (loss)	5,993,875	(5,158,624)	19,050,698	(8,829,578)
Net change in unrealized appreciation (depreciation)	331,807,720	(218,832,818)	674,736,061	(402,682,633)

Net increase (decrease) in net assets resulting from operations	381,684,828	(152,540,690)	774,528,028	(309,961,077)

CAPITAL TRANSACTIONS
Proceeds from contributions	648,389,686	1,222,992,191	769,160,927	3,545,583,649
Value of withdrawals	(257,229,664)	(566,013,216)	(480,164,276)	(635,558,851)

Net increase in net assets derived from capital transactions	391,160,022	656,978,975	288,996,651	2,910,024,798

NET ASSETS
Total increase in net assets	772,844,850	504,438,285	1,063,524,679	2,600,063,721
Beginning of period	3,005,564,718	2,501,126,433	5,731,676,110	3,131,612,389

End of period	$3,778,409,568	$3,005,564,718	$6,795,200,789	$5,731,676,110

See notes to financial statements.

FINANCIAL STATEMENTS	99

Statements of Changes in Net Assets  (continued)

	LifePath Index 2035 Master Portfolio		LifePath Index 2040 Master Portfolio
	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$39,294,559	$62,998,763	$63,394,820	$80,455,559
Net realized gain (loss)	9,243,120	(3,348,497)	21,237,913	(17,780,766)
Net change in unrealized appreciation (depreciation)	343,489,919	(238,977,954)	600,006,607	(373,951,604)

Net increase (decrease) in net assets resulting from operations	392,027,598	(179,327,688)	684,639,340	(311,276,811)

CAPITAL TRANSACTIONS
Proceeds from contributions	579,323,910	1,118,507,170	625,753,115	2,836,983,022
Value of withdrawals	(204,143,328)	(463,080,975)	(361,406,389)	(473,972,015)

Net increase in net assets derived from capital transactions	375,180,582	655,426,195	264,346,726	2,363,011,007

NET ASSETS
Total increase in net assets	767,208,180	476,098,507	948,986,066	2,051,734,196
Beginning of period	2,593,249,948	2,117,151,441	4,386,518,319	2,334,784,123

End of period	$3,360,458,128	$2,593,249,948	$5,335,504,385	$4,386,518,319

See notes to financial statements.

100	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	LifePath Index 2045 Master Portfolio		LifePath Index 2050 Master Portfolio
	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$27,376,787	$43,994,459	$29,680,981	$42,251,113
Net realized gain (loss)	8,298,206	(4,469,865)	10,062,771	(9,594,937)
Net change in unrealized appreciation (depreciation)	264,759,784	(188,693,692)	293,788,188	(196,331,936)

Net increase (decrease) in net assets resulting from operations	300,434,777	(149,169,098)	333,531,940	(163,675,760)

CAPITAL TRANSACTIONS
Proceeds from contributions	422,978,698	827,067,280	427,342,167	1,150,176,339
Value of withdrawals	(131,154,123)	(281,954,182)	(171,043,118)	(272,490,664)

Net increase in net assets derived from capital transactions	291,824,575	545,113,098	256,299,049	877,685,675

NET ASSETS
Total increase in net assets	592,259,352	395,944,000	589,830,989	714,009,915
Beginning of period	1,782,226,008	1,386,282,008	1,966,285,936	1,252,276,021

End of period	$2,374,485,360	$1,782,226,008	$2,556,116,925	$1,966,285,936

See notes to financial statements.

FINANCIAL STATEMENTS	101

Statements of Changes in Net Assets  (continued)

	LifePath Index 2055 Master Portfolio		LifePath Index 2060 Master Portfolio
	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$13,353,577	$19,496,949	$2,889,693	$3,235,945
Net realized gain (loss)	3,425,804	(5,508,249)	494,242	(4,524,755)
Net change in unrealized appreciation (depreciation)	127,595,858	(84,814,819)	25,907,526	(12,241,518)

Net increase (decrease) in net assets resulting from operations	144,375,239	(70,826,119)	29,291,461	(13,530,328)

CAPITAL TRANSACTIONS
Proceeds from contributions	277,625,329	453,603,905	99,901,888	137,223,566
Value of withdrawals	(69,158,172)	(140,974,188)	(22,113,814)	(40,647,163)

Net increase in net assets derived from capital transactions	208,467,157	312,629,717	77,788,074	96,576,403

NET ASSETS
Total increase in net assets	352,842,396	241,803,598	107,079,535	83,046,075
Beginning of period	820,001,974	578,198,376	157,603,765	74,557,690

End of period	$1,172,844,370	$820,001,974	$264,683,300	$157,603,765

See notes to financial statements.

102	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

	LifePath Index Retirement Master Portfolio
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014

Total Return
Total return	10.34	%(a)	(3.51)%	10.75%	5.82%	(0.31)%	5.78%

Ratios to Average Net Assets(b)
Total expenses	0.08	%(c)	0.08%	0.08%	0.09%	0.10%	0.13%

Total expenses after fees waived and/or reimbursed	0.07	%(c)	0.08%	0.08%	0.08%	0.09%	0.11%

Net investment income	2.55	%(c)	2.55%	2.16%	2.05%	1.84%	1.87%

Supplemental Data
Net assets, end of period (000)	$2,521,938		$2,301,187	$1,235,273	$810,507	$499,749	$431,795

Portfolio turnover rate(d)	7%		25%	10%	13%	25%	15%

(a)	Aggregate total return.
(b)

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Treasury, and iShares exchange-traded funds.

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.00%	0.00%	0.01%	0.01%	0.01%	0.01%
Investments in underlying funds	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%

(c)	Annualized.
(d)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	103

Financial Highlights  (continued)

	LifePath Index 2020 Master Portfolio
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014

Total Return
Total return	10.83	%(a)	(3.97)%	12.34%	6.32%	(0.42)%	6.15%

Ratios to Average Net Assets(b)
Total expenses	0.08	%(c)	0.08%	0.08%	0.09%	0.10%	0.12%

Total expenses after fees waived and/or reimbursed	0.07	%(c)	0.07%	0.08%	0.08%	0.09%	0.11%

Net investment income	2.55	%(c)	2.54%	2.21%	2.12%	1.95%	1.99%

Supplemental Data
Net assets, end of period (000)	$4,782,634		$4,331,231	$2,408,151	$1,677,388	$1,075,157	$881,324

Portfolio turnover rate(d)	8%		20%	9%	14%	14%	12%

(a)	Aggregate total return.
(b)

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Treasury, and iShares exchange-traded funds.

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.00%	0.00%	0.01%	0.01%	0.01%	0.01%
Investments in underlying funds	0.03%	0.03%	0.03%	0.04%	0.04%	0.04%

(c)	Annualized.
(d)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

104	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

	LifePath Index 2025 Master Portfolio
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014

Total Return
Total return	12.14	%(a)	(4.78)%	14.43%	6.87%	(0.45)%	6.47%

Ratios to Average Net Assets(b)
Total expenses	0.08	%(c)	0.08%	0.08%	0.09%	0.10%	0.12%

Total expenses after fees waived and/or reimbursed	0.06	%(c)	0.07%	0.07%	0.08%	0.09%	0.11%

Net investment income	2.59	%(c)	2.46%	2.34%	2.19%	2.06%	2.08%

Supplemental Data
Net assets, end of period (000)	$3,778,410		$3,005,565	$2,501,126	$1,435,857	$776,535	$518,194

Portfolio turnover rate(d)	6%		11%	8%	16%	12%	15%

(a)	Aggregate total return.
(b)

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Treasury, and iShares exchange-traded funds.

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.00%	0.00%	0.01%	0.01%	0.00%	0.01%
Investments in underlying funds	0.04%	0.04%	0.04%	0.06%	0.05%	0.05%

(c)	Annualized.
(d)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	105

Financial Highlights  (continued)

	LifePath Index 2030 Master Portfolio
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014

Total Return
Total return	13.26	%(a)	(5.56)%	16.36%	7.29%	(0.50)%	6.64%

Ratios to Average Net Assets(b)
Total expenses	0.08	%(c)	0.08%	0.08%	0.09%	0.10%	0.12%

Total expenses after fees waived and/or reimbursed	0.06	%(c)	0.06%	0.07%	0.08%	0.09%	0.11%

Net investment income	2.57	%(c)	2.65%	2.43%	2.26%	2.15%	2.14%

Supplemental Data
Net assets, end of period (000)	$6,795,201		$5,731,676	$3,131,612	$1,911,138	$1,076,681	$818,295

Portfolio turnover rate(d)	8%		15%	7%	19%	12%	20%

(a)	Aggregate total return.
(b)

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Treasury, and iShares exchange-traded funds.

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.00%	0.00%	0.00%	0.00%	0.01%	0.01%
Investments in underlying funds	0.04%	0.04%	0.05%	0.07%	0.06%	0.05%

(c)	Annualized.
(d)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

106	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

	LifePath Index 2035 Master Portfolio
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014

Total Return
Total return	14.34	%(a)	(6.36)%	18.29%	7.74%	(0.56)%	6.82%

Ratios to Average Net Assets(b)
Total expenses	0.08	%(c)	0.08%	0.08%	0.09%	0.10%	0.12%

Total expenses after fees waived and/or reimbursed	0.06	%(c)	0.06%	0.06%	0.07%	0.08%	0.11%

Net investment income	2.61	%(c)	2.50%	2.54%	2.34%	2.26%	2.22%

Supplemental Data
Net assets, end of period (000)	$3,360,458		$2,593,250	$2,117,151	$1,169,918	$609,572	$410,040

Portfolio turnover rate(d)	8%		10%	6%	22%	10%	25%

(a)	Aggregate total return.
(b)

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Treasury, and iShares exchange-traded funds.

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.00%	0.00%	0.00%	0.00%	0.00%	0.01%
Investments in underlying funds	0.05%	0.05%	0.05%	0.08%	0.07%	0.06%

(c)	Annualized.
(d)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	107

Financial Highlights  (continued)

	LifePath Index 2040 Master Portfolio
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014

Total Return
Total return	15.35	%(a)	(7.08)%	19.95%	8.10%	(0.56)%	6.90%

Ratios to Average Net Assets(b)
Total expenses	0.07	%(c)	0.08%	0.08%	0.09%	0.10%	0.12%

Total expenses after fees waived and/or reimbursed	0.05	%(c)	0.05%	0.06%	0.07%	0.08%	0.11%

Net investment income	2.58	%(c)	2.75%	2.63%	2.39%	2.33%	2.27%

Supplemental Data
Net assets, end of period (000)	$5,335,504		$4,386,518	$2,334,784	$1,354,894	$751,306	$546,501

Portfolio turnover rate(d)	10%		12%	6%	26%	11%	29%

(a)	Aggregate total return.
(b)

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Treasury, and iShares exchange-traded funds.

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.00%	0.00%	0.00%	0.00%	0.00%	0.01%
Investments in underlying funds	0.05%	0.05%	0.06%	0.09%	0.07%	0.06%

(c)	Annualized.
(d)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

108	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

	LifePath Index 2045 Master Portfolio
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014

Total Return
Total return	16.05	%(a)	(7.50)%	21.07%	8.28%	(0.64)%	7.10%

Ratios to Average Net Assets(b)
Total expenses	0.07	%(c)	0.08%	0.08%	0.09%	0.11%	0.13%

Total expenses after fees waived and/or reimbursed	0.05	%(c)	0.05%	0.05%	0.06%	0.07%	0.10%

Net investment income	2.60	%(c)	2.54%	2.74%	2.44%	2.39%	2.34%

Supplemental Data
Net assets, end of period (000)	$2,374,485		$1,782,226	$1,386,282	$691,641	$341,230	$226,796

Portfolio turnover rate(d)	8%		8%	6%	26%	10%	30%

(a)	Aggregate total return.
(b)

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Treasury, and iShares exchange-traded funds.

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Investments in underlying funds	0.05%	0.06%	0.06%	0.10%	0.08%	0.07%

(c)	Annualized.
(d)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	109

Financial Highlights  (continued)

	LifePath Index 2050 Master Portfolio
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014

Total Return
Total return	16.34	%(a)	(7.82)%	21.43%	8.41%	(0.67)%	7.28%

Ratios to Average Net Assets(b)
Total expenses	0.07	%(c)	0.08%	0.08%	0.09%	0.11%	0.13%

Total expenses after fees waived and/or reimbursed	0.05	%(c)	0.05%	0.05%	0.06%	0.07%	0.10%

Net investment income	2.60	%(c)	2.67%	2.76%	2.44%	2.39%	2.38%

Supplemental Data
Net assets, end of period (000)	$2,556,117		$1,966,286	$1,252,276	$649,862	$337,064	$232,908

Portfolio turnover rate(d)	9%		11%	5%	28%	14%	22%

(a)	Aggregate total return.
(b)

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and iShares exchange-traded funds.

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolio’s allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Investments in underlying funds	0.06%	0.06%	0.06%	0.10%	0.09%	0.08%

(c)	Annualized.
(d)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

110	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

	LifePath Index 2055 Master Portfolio
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016		2015		2014

Total Return
Total return	16.38	%(a)	(7.79)%	21.43%	8.37%		(0.60)%		7.50%

Ratios to Average Net Assets(b)
Total expenses	0.08	%(c)	0.08%	0.08%	0.11%		0.14%		0.20%

Total expenses after fees waived and/or reimbursed	0.04	%(c)	0.04%	0.04%	0.04%		0.06%		0.10%

Net investment income	2.65	%(c)	2.59%	2.82%	2.50%		2.44%		2.46%

Supplemental Data
Net assets, end of period (000)	$1,172,844		$820,002	$578,198	$251,028		$107,004		$61,856

Portfolio turnover rate(d)	8%		8%	5%	33	%(d)	17	%(d)	22	%(d)

(a)	Aggregate total return.
(b)

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Treasury, and iShares exchange-traded funds.

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Investments in underlying funds	0.06%	0.06%	0.07%	0.11%	0.09%	0.09%

(c)	Annualized.
(d)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	111

Financial Highlights  (continued)

	LifePath Index 2060 Master Portfolio
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,		Period from 02/29/16(a) to 12/31/16
			2018	2017

Total Return
Total return	16.42	%(b)	(7.84)%	21.51%	15.54	%(b)

Ratios to Average Net Assets(c)
Total expenses	0.10	%(d)	0.11%	0.15%	1.40	%(d)(e)

Total expenses after fees waived and/or reimbursed	0.04	%(d)	0.04%	0.04%	0.04	%(d)

Net investment income	2.74	%(d)	2.71%	3.22%	2.74	%(d)

Supplemental Data
Net assets, end of period (000)	$264,683		$157,604	$74,558	$10,755

Portfolio turnover rate(f)	8%		13%	1%	71%

(a)	Commencement of operations.
(b)	Aggregate total return.
(c)

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses and share of the allocated net investment income from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Treasury, and iShares exchange-traded funds.

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived and excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,		Period from 02/29/16(a) to 12/31/16
		2018	2017
Allocated fees waived	0.00%	0.00%	0.00%	0.00%
Investments in underlying funds	0.06%	0.06%	0.07%	0.12%

(d)	Annualized.
(e)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.54%.
(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

112	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to ten series of MIP: LifePath® Index Retirement Master Portfolio, LifePath® Index 2020 Master Portfolio, LifePath® Index 2025 Master Portfolio, LifePath® Index 2030 Master Portfolio, LifePath® Index 2035 Master Portfolio, LifePath® Index 2040 Master Portfolio, LifePath® Index 2045 Master Portfolio, LifePath® Index 2050 Master Portfolio, LifePath® Index 2055 Master Portfolio and LifePath® Index 2060 Master Portfolio (each, a “LifePath Index Master Portfolio” and together, the “LifePath Index Master Portfolios”). Each LifePath Index Master Portfolio is classified as diversified.

As of period end, the investment of LifePath Index Retirement Master Portfolio, LifePath Index 2020 Master Portfolio, LifePath Index 2025 Master Portfolio, LifePath Index 2030 Master Portfolio, LifePath Index 2035 Master Portfolio, LifePath Index 2040 Master Portfolio, LifePath Index 2045 Master Portfolio, LifePath Index 2050 Maser Portfolio, LifePath Index 2055 Master Portfolio and LifePath Index 2060 Master Portfolio in Large Cap Index Master Portfolio represented 22.5%, 23.6%, 30.2%, 36.2%, 41.5%, 46.3%, 49.4%, 50.5%, 50.6% and 50.6%, respectively, of net assets. The investment of LifePath Index Retirement Master Portfolio, LifePath Index 2020 Master Portfolio, LifePath Index 2025 Master Portfolio, LifePath Index 2030 Master Portfolio, LifePath Index 2035 Master Portfolio, LifePath Index 2040 Master Portfolio, LifePath Index 2045 Master Portfolio, LifePath Index 2050 Master Portfolio, LifePath Index 2055 Master Portfolio and LifePath Index 2060 Master Portfolio in U.S. Total Bond Index Master Portfolio represented 51.3%, 49.4%, 37.1%, 26.5%, 17.0%, 8.8%, 3.2%, 1.1%, 1.0% and 1.0%, respectively, of net assets. As such, financial statements of Large Cap Index Master Portfolio and U.S. Total Bond Index Master Portfolio, including the Schedules of Investments, should be read in conjunction with each respective LifePath Index Master Portfolio’s financial statements. Large Cap Index Master Portfolio’s, and U.S. Total Bond Index Master Portfolio’s financial statements, which are included in filings by MIP, are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The LifePath Index Master Portfolios will generally invest in other registered investment companies (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the LifePath Index Master Portfolios. The LifePath Index Master Portfolios may also invest in other master portfolios (“Underlying Master Portfolios”) that are managed by subsidiaries of BlackRock.

The value of a LifePath Index Master Portfolio’s investment in each of Large Cap Index Master Portfolio, Master Small Cap Index Series, and U.S. Total Bond Index Master Portfolio reflects that LifePath Index Master Portfolio’s proportionate interest in the net assets of that Underlying Master Portfolio. As of period end, the LifePath Index Master Portfolios held interests in Underlying Master Portfolios as follows:

	Large Cap Index Master Portfolio	Master Small Cap Index Series	U.S. Total Bond Index Master Portfolio
LifePath Index Retirement Master Portfolio	4.5%	2.8%	13.1%
LifePath Index 2020 Master Portfolio	8.9	5.3	24.0
LifePath Index 2025 Master Portfolio	9.0	3.9	14.2
LifePath Index 2030 Master Portfolio	19.4	6.4	18.3
LifePath Index 2035 Master Portfolio	11.0	2.9	5.8
LifePath Index 2040 Master Portfolio	19.4	4.1	4.7
LifePath Index 2045 Master Portfolio	9.2	1.9	0.8
LifePath Index 2050 Master Portfolio	10.2	2.1	0.3
LifePath Index 2055 Master Portfolio	4.7	0.9	0.1
LifePath Index 2060 Master Portfolio	1.1	0.2	0.0

The LifePath Index Master Portfolios, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

Reorganization: On May 15, 2019, the Board of Trustees of MIP approved a reorganization of the LifePath Index 2020 Master Portfolio with and into the LifePath Index Retirement Master Portfolio. The reorganization is expected to occur during the fourth quarter of 2019.

Prior Year Reorganization: The Board of Trustees of the Trust and the Board of State Farm Mutual Fund Trust and the shareholders of State Farm LifePath Retirement Fund, State Farm LifePath 2020 Fund, State Farm LifePath 2030 Fund, State Farm LifePath 2040 Fund and State Farm LifePath 2050 Fund (individually, a “State Farm Fund” and collectively the “State Farm Funds”) approved the reorganization of the State Farm Funds into BlackRock LifePath Index Retirement Fund, BlackRock LifePath Index 2020 Fund, BlackRock LifePath Index 2030 Fund, BlackRock LifePath Index 2040 Fund and BlackRock LifePath Index 2050 Fund. As a result, the applicable LifePath Index Funds acquired all of the assets and assumed certain stated liabilities of the State Farm Funds in exchange for an equal aggregate value of newly-issued shares of the LifePath Index Funds.

On November 19, 2018, all of the portfolio securities previously held by the State Farm Funds were subsequently contributed by the LifePath Index Funds to the LifePath Index Master Portfolios in exchange for an investment in the LifePath Index Master Portfolios.

For financial reporting purposes, assets received and shares issued by the LifePath Index Funds were recorded at fair value. However, the cost basis of the investments received from the State Farm Funds were carried forward by the LifePath Index Master Portfolios to align ongoing reporting of the LifePath Index Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

NOTES TO FINANCIAL STATEMENTS	113

Notes to Financial Statements  (unaudited) (continued)

The State Farm Funds’ fair value and cost of investments prior to the reorganization were as follows:

	Fair Value of Investments	Cost of Investments
State Farm LifePath Retirement Fund	$1,060,853,760	$1,064,814,227
State Farm LifePath 2020 Fund	1,876,177,923	1,879,869,831
State Farm LifePath 2030 Fund	2,221,557,497	2,227,161,576
State Farm LifePath 2040 Fund	1,751,947,113	1,757,351,755
State Farm LifePath 2050 Fund	427,090,360	428,381,738

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each LifePath Index Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income are recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the LifePath Index Master Portfolios are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis.

Each LifePath Index Master Portfolio records daily its proportionate share of the Underlying Master Portfolios’ income, expenses and realized and unrealized gains and losses.

Indemnifications: In the normal course of business, a LifePath Index Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. A LifePath Index Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against a LifePath Index Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to a LifePath Index Master Portfolio are charged to that LifePath Index Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The LifePath Index Master Portfolios’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the LifePath Index Master Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The LifePath Index Master Portfolios determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each LifePath Index Master Portfolio’s assets and liabilities:

•

Exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at the official closing price each day, if available. For ETFs traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. ETFs traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•

The LifePath Index Master Portfolios record their proportionate investment in the Underlying Master Portfolios at fair value, which is based upon their pro rata ownership in the net assets of the Underlying Master Portfolios.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each LifePath Index Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

114	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each LifePath Index Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

As of June 30, 2019, certain investments of the LifePath Index Master Portfolios were valued using NAV as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain LifePath Index Master Portfolios may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the LifePath Index Master Portfolios collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each LifePath Index Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the LifePath Index Master Portfolio and any additional required collateral is delivered to the LifePath Index Master Portfolio, or excess collateral returned by the LifePath Index Master Portfolio, on the next business day. During the term of the loan, the LifePath Index Master Portfolios are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as investment companies in the LifePath Index Master Portfolios’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value-affiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the LifePath Index Master Portfolios under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the LifePath Index Master Portfolios, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a LifePath Index Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the LifePath Index Master Portfolios’ securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
LifePath Index 2020 Master Portfolio
Citigroup Global Markets, Inc.	$5,959,284	$(5,959,284)	$—

LifePath Index 2025 Master Portfolio
BNP Paribas Securities Corp.	$23,098	$(23,098)	$—

LifePath Index 2035 Master Portfolio
Merrill Lynch Pierce Fenner & Smith Inc.	$91,478,400	$(91,478,400)	$—

NOTES TO FINANCIAL STATEMENTS	115

Notes to Financial Statements  (unaudited) (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
LifePath Index 2040 Master Portfolio
Citigroup Global Markets, Inc.	$23,098	$(23,098)	$—
JP Morgan Securities LLC	457,392	(457,392)	—
Merrill Lynch Pierce Fenner & Smith Inc.	30,404,840	(30,404,840)	—

	$30,885,330	$(30,885,330)	$—

(a)

Cash collateral received in excess of the value of securities loaned from the individual counterparty, if any, is not shown for financial reporting purposes in the table above. Cash collateral has been received in connection with securities lending agreements as follows:

LifePath Index 2020 Master Portfolio	LifePath Index 2025 Master Portfolio	LifePath Index 2035 Master Portfolio	LifePath Index 2040 Master Portfolio
$6,078,480	$23,600	$93,210,000	$31,471,935

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the LifePath Index Master Portfolios benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each LifePath Index Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the LifePath Index Master Portfolios.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: MIP, on behalf of the LifePath Index Master Portfolios, entered into an Investment Advisory Agreement with BFA, the LifePath Index Master Portfolios’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each LifePath Index Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each LifePath Index Master Portfolio.

For such services, each LifePath Index Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.05% of the average daily value of each LifePath Index Master Portfolio’s net assets.

Administration: MIP, on behalf of the LifePath Index Master Portfolios, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities).

BAL is not entitled to compensation for providing administrative services to the LifePath Index Master Portfolios, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the LifePath Index Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the LifePath Index Master Portfolio.

Expense Limitations and Waivers: With respect to each LifePath Index Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each LifePath Index Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each LifePath Index Master Portfolio’s investments in other affiliated investment companies, if any. For the six months ended June 30, 2019, the amounts waived were as follows:

Amounts Waived
LifePath Index Retirement Master Portfolio	$1,057
LifePath Index 2020 Master Portfolio	1,995
LifePath Index 2025 Master Portfolio	3,061
LifePath Index 2030 Master Portfolio	5,110
LifePath Index 2035 Master Portfolio	3,158
LifePath Index 2040 Master Portfolio	4,439
LifePath Index 2045 Master Portfolio	2,289
LifePath Index 2050 Master Portfolio	2,278
LifePath Index 2055 Master Portfolio	1,272
LifePath Index 2060 Master Portfolio	217

The Manager contractually agreed to waive a portion of its investment advisory fees equal to the annual rate of 0.30% of the average daily value of LifePath Index Master Portfolios’ net assets. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2019, the amounts waived were as follows:

Amounts Waived
LifePath Index Retirement Master Portfolio	$105,181
LifePath Index 2020 Master Portfolio	168,926
LifePath Index 2025 Master Portfolio	247,960
LifePath Index 2030 Master Portfolio	430,390
LifePath Index 2035 Master Portfolio	278,708

116	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Amounts Waived
LifePath Index 2040 Master Portfolio	$582,315
LifePath Index 2045 Master Portfolio	271,064
LifePath Index 2050 Master Portfolio	290,959
LifePath Index 2055 Master Portfolio	194,975
LifePath Index 2060 Master Portfolio	66,617

Securities Lending: The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the LifePath Index Master Portfolios, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The LifePath Index Master Portfolios are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the LifePath Index Master Portfolios bears to an annual rate of 0.04%. The shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each LifePath Index Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each LifePath Index Master Portfolio retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each LifePath Index Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2019, each LifePath Index Master Portfolio retained 80% of securities lending income (which excluded collateral investment fees) and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across a complex of open-end funds referred to as the Equity-Liquidity Complex in a calendar year exceeded a specified threshold, the LifePath Index Master Portfolio would retain for the remainder of that calendar year 85% of securities lending income (which excluded collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each LifePath Index Master Portfolio is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended June 30, 2019, each LifePath Index Master Portfolio paid BTC the following amounts for securities lending agent services:

Amounts
LifePath Index Retirement Master Portfolio	$5,644
LifePath Index 2020 Master Portfolio	1,235
LifePath Index 2025 Master Portfolio	7,140
LifePath Index 2030 Master Portfolio	5,784
LifePath Index 2035 Master Portfolio	10,187
LifePath Index 2040 Master Portfolio	8,850
LifePath Index 2045 Master Portfolio	1,852
LifePath Index 2050 Master Portfolio	2,281
LifePath Index 2055 Master Portfolio	781
LifePath Index 2060 Master Portfolio	—
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each LifePath Index Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each LifePath Index Master Portfolio’s investment policies and restrictions. Each LifePath Index Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended June 30, 2019, the LifePath Index Master Portfolios did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of MIP are trustees and/or officers of BlackRock or its affiliates.

NOTES TO FINANCIAL STATEMENTS	117

Notes to Financial Statements  (unaudited) (continued)

Other Transactions: Each LifePath Index Master Portfolio may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is shown as income-affiliated in the Statements of Operations.

The LifePath Index Master Portfolios may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2019, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales	Net Realized Loss
LifePath Index Retirement Master Portfolio	$—	$12,048,736	$(2,228,010)
LifePath Index 2020 Master Portfolio	—	35,420,423	(6,856,125)
LifePath Index 2030 Master Portfolio	7,728,515	—	—
LifePath Index 2035 Master Portfolio	5,572,388	—	—
LifePath Index 2040 Master Portfolio	11,671,544	—	—
LifePath Index 2045 Master Portfolio	9,664,287	—	—
LifePath Index 2050 Master Portfolio	7,778,444	—	—
LifePath Index 2055 Master Portfolio	3,998,790	—	—
LifePath Index 2060 Master Portfolio	715,417	—	—

6.	PURCHASES AND SALES

For the six months ended June 30, 2019, purchases and sales of investments in the Underlying Funds and Master Portfolios and excluding short-term securities, were as follows:

	LifePath Index Retirement Master Portfolio	LifePath Index 2020 Master Portfolio	LifePath Index 2025 Master Portfolio	LifePath Index 2030 Master Portfolio	LifePath Index 2035 Master Portfolio
Purchases	$164,208,966	$352,352,195	$590,773,333	$802,164,162	$635,425,553
Sales	177,770,634	361,251,201	189,538,215	493,746,597	249,694,646

	LifePath Index 2040 Master Portfolio	LifePath Index 2045 Master Portfolio	LifePath Index 2050 Master Portfolio	LifePath Index 2055 Master Portfolio	LifePath Index 2060 Master Portfolio
Purchases	$762,131,633	$468,348,490	$469,649,866	$290,443,808	$96,009,607
Sales	476,438,123	168,859,197	202,898,681	77,078,124	16,338,960

7.	INCOME TAX INFORMATION

Each LifePath Index Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the LifePath Index Master Portfolios is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the LifePath Index Master Portfolios. Therefore, no U.S. federal income tax provision is required. It is intended that the LifePath Index Master Portfolios’ assets will be managed so an investor in each LifePath Index Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Each LifePath Index Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each LifePath Index Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2018 except for LifePath Index 2060 Master Portfolio, which remains open for the years ended December 31, 2018 and December 31, 2017 and the period ended December 31, 2016. The statutes of limitations on each LifePath Index Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the LifePath Index Master Portfolios as of June 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the LifePath Index Master Portfolios’ financial statements.

As of June 30, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

	LifePath Index Retirement Master Portfolio	LifePath Index 2020 Master Portfolio	LifePath Index 2025 Master Portfolio	LifePath Index 2030 Master Portfolio	LifePath Index 2035 Master Portfolio
Tax cost	$2,421,778,737	$4,551,791,628	$3,525,899,911	$6,341,763,191	$3,155,354,874

Gross unrealized appreciation	$228,946,142	$508,292,766	$467,746,970	$751,122,994	$432,383,710
Gross unrealized depreciation	(129,313,155)	(273,031,176)	(222,863,758)	(301,205,850)	(142,853,898)

Net unrealized appreciation	$99,632,987	$235,261,590	$244,883,212	$449,917,144	$289,529,812

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Notes to Financial Statements  (unaudited) (continued)

	LifePath Index 2040 Master Portfolio	LifePath Index 2045 Master Portfolio	LifePath Index 2050 Master Portfolio	LifePath Index 2055 Master Portfolio	LifePath Index 2060 Master Portfolio
Tax cost	$4,936,617,211	$2,142,458,815	$2,323,130,504	$1,066,617,448	$243,364,837

Gross unrealized appreciation	$586,217,511	$282,442,851	$282,444,417	$122,844,123	$20,899,423
Gross unrealized depreciation	(161,455,133)	(56,755,791)	(55,230,405)	(19,342,144)	(25,413)

Net unrealized appreciation	$424,762,378	$225,687,060	$227,214,012	$103,501,979	$20,874,010

8.	BANK BORROWINGS

MIP, on behalf of the LifePath Index Master Portfolios, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the LifePath Index Master Portfolios may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the LifePath Index Master Portfolios, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2020 unless extended or renewed. Prior to April 18, 2019, Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2019, the LifePath Index Master Portfolios did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, certain LifePath Index Master Portfolios invest in securities or other instruments and may enter into certain transactions, and such activities subject each LifePath Index Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Each LifePath Index Master Portfolio’s prospectus provides details of the risks to which each LifePath Index Master Portfolio is subject.

The LifePath Index Master Portfolios may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Counterparty Credit Risk: The LifePath Index Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The LifePath Index Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the LifePath Index Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the LifePath Index Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the LifePath Index Master Portfolios.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the LifePath Index Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	119

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met in person on April 17, 2019 (the “April Meeting”) and May 14-15, 2019 (the “May Meeting) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master Fund, on behalf of LifePath Index Retirement Master Portfolio, LifePath Index 2020 Master Portfolio, LifePath Index 2025 Master Portfolio, LifePath Index 2030 Master Portfolio, LifePath Index 2035 Master Portfolio, LifePath Index 2040 Master Portfolio, LifePath Index 2045 Master Portfolio, LifePath Index 2050 Master Portfolio, LifePath Index 2055 Master Portfolio and LifePath Index 2060 Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”), each a series of the Master Fund, and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Fund’s investment advisor. Each of BlackRock LifePath Index Retirement Fund, BlackRock LifePath Index 2020 Fund, BlackRock LifePath Index 2025 Fund, BlackRock LifePath Index 2030 Fund, BlackRock LifePath Index 2035 Fund, BlackRock LifePath Index 2040 Fund, BlackRock LifePath Index 2045 Fund, BlackRock LifePath Index 2050 Fund, BlackRock LifePath Index 2055 Fund and BlackRock LifePath Index 2060 Fund (each, a “Portfolio” and collectively, the “Portfolios”), each a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the corresponding Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Agreement with respect to each Master Portfolio. For simplicity: (a) the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members;” and (b) the shareholders of each Portfolio and the interest holders of each Master Portfolio are referred to as “shareholders.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Ad Hoc Topics Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Ad Hoc Topics Committee, which also has one interested Board Member).

The Agreement

Consistent with the requirements of the 1940 Act, the Board considers the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. While the Board also has a fifth one-day meeting to consider specific information surrounding the renewals of the Agreement, the Board’s consideration entails a year-long deliberative process whereby the Board and its committees assess BlackRock’s services to the Fund. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolios and the Portfolios by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management; accounting, administrative and shareholder services; oversight of the Master Portfolio and Portfolio service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of management.

During the year, the Board, acting directly and through its committees, considers information that is relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolios, the Portfolios and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analyses of the reasons for any over-performance or under-performance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolios and/or the Portfolios for services; (c) the Master Portfolios’ and/or the Portfolios’ operating expenses and how BlackRock allocates expenses to the Master Portfolios and the Portfolios; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Master Portfolio’s and Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) BlackRock and the Master Fund’s and the Fund’s adherence to its applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolios and/or the Portfolios; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Independent Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist their deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) based on either a Lipper Classification or Morningstar category, regarding the fees and expenses of each Master Portfolio and Portfolio, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Portfolio as compared with a peer group of funds (“Performance Peers”) and other metrics, as applicable; (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the

120	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement  (continued)

Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Master Portfolios and the Portfolios; (g) a summary of aggregate amounts paid by each Master Portfolio and/or Portfolio to BlackRock; (h) sales and redemption data regarding each Portfolio’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Master Portfolio’s and Portfolio’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Master Portfolio and Portfolio as compared with the Performance Peers and other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Master Portfolios and the Portfolios; (d) each Portfolio’s fees and expenses compared to Expense Peers; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Master Portfolios and the Portfolios; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of portfolio holdings of each Master Portfolio. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Portfolio. Throughout the year, the Board compared each Portfolio’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Master Portfolio’s portfolio management team discussing the relevant Master Portfolio’s performance and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Master Portfolios and the Portfolios. BlackRock and its affiliates provide the Master Portfolios and the Portfolios with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolios and the Portfolios by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolios and the Portfolios. In particular, BlackRock and its affiliates provide the Master Portfolios and the Portfolios with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers, including, among others, the custodian, fund accountant, transfer agent, and auditor for the Master Portfolios and the Portfolios, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing administrative functions necessary for the operation of the Master Portfolios and the Portfolios, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Portfolios’ distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolios, the Portfolios and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Master Portfolio and Portfolio, as applicable. The Board noted that each Portfolio’s investment results correspond directly to the investment results of the applicable Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of each Portfolio’s performance as of December 31, 2018. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Portfolio as compared to its Performance Peers and the performance of each Portfolio as compared with its benchmark. The Board and its Performance Oversight Committee regularly review, and meet with Master Portfolio management to discuss, the performance of each Master Portfolio and Portfolio, as applicable, throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and the Performance Peer funds (for example, the investment objective(s) and investment strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT	121

Disclosure of Investment Advisory Agreement  (continued)

performance could be impacted by even one period of significant outperformance or under-performance, and that a single investment theme could have the ability to affect long-term performance disproportionately.

The Board noted that for each of the one-, three- and five-year periods reported, the net performance of each of BlackRock LifePath Index Retirement Fund, BlackRock LifePath Index 2020 Fund, BlackRock LifePath Index 2025 Fund, BlackRock LifePath Index 2030 Fund, BlackRock LifePath Index 2035 Fund, BlackRock LifePath Index 2040 Fund, BlackRock LifePath Index 2045 Fund, BlackRock LifePath Index 2050 Fund and BlackRock LifePath Index 2055 Fund was within tolerance of its benchmark. The Board noted that for the one-year and since-inception periods reported, BlackRock LifePath Index 2060 Fund’s net performance was within tolerance of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for each of the Portfolios, and that BlackRock has explained its rationale for this belief to the Board.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolios and the Portfolios: The Board, including the Independent Board Members, reviewed each Master Portfolio’s/Portfolio’s contractual management fee rate compared with those of the respective Portfolio’s Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Portfolio’s total expense ratio, as well as each Master Portfolio’s/Portfolio’s actual management fee rate, to those of the Portfolio’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolios and the Portfolios. The Board reviewed BlackRock’s estimated profitability with respect to each Master Portfolio and Portfolio, as applicable, and other funds the Board currently oversees for the year ended December 31, 2018 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the estimated cost of the services provided to the Master Portfolios and the Portfolios by BlackRock, and BlackRock’s and its affiliates’ estimated profits relating to the management of the Master Portfolios and the Portfolios and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master Portfolios and the Portfolios, to the relevant Master Portfolio or Portfolio, as pertinent. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolios and the Portfolios in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the varying fee structures for fund of funds can limit the value of management fee comparisons.

The Board also noted that the contractual management fee rate of each of LifePath Index Retirement Master Portfolio/BlackRock LifePath Index Retirement Fund, LifePath Index 2020 Master Portfolio/BlackRock LifePath Index 2020 Fund, LifePath Index 2025 Master Portfolio/BlackRock LifePath Index 2025 Fund, LifePath Index 2035 Master Portfolio/BlackRock LifePath Index 2035 Fund, LifePath Index 2040 Master Portfolio/BlackRock LifePath Index 2040 Fund; LifePath Index 2045 Master Portfolio/BlackRock LifePath Index 2045 Fund, and LifePath Index 2050 Master Portfolio/BlackRock LifePath Index 2050 Fund ranked in the first quartile. The Board also noted that the actual management fee rate of each of these Master Portfolios/Portfolios and the total expense ratio of each of these Portfolios ranked in the second and first quartiles, respectively, relative to the relevant Portfolio’s Expense Peers.

The Board also noted that the contractual management fee rate of each of LifePath Index 2030 Master Portfolio/BlackRock LifePath Index 2030 Fund, LifePath Index 2055 Master Portfolio/BlackRock LifePath Index 2055 Fund and LifePath Index 2060 Master Portfolio/BlackRock LifePath Index 2060 Fund ranked in the first quartile. The Board also noted that the actual management fee rate of each of these Master Portfolios/Portfolios and the total expense ratio of each of these Portfolios each ranked in the first quartile, relative to the relevant Portfolio’s Expense Peers.

The Board also noted that, with respect to each Portfolio, BlackRock and the Board have contractually agreed to a cap on the Portfolio’s total expenses as a percentage of the Portfolio’s average daily net assets on a class-by-class basis. For each of LifePath Index Retirement Fund, LifePath Index 2020 Fund and LifePath Index 2035 Fund, the Board noted that BlackRock and the Board agreed to a lower contractual expense cap on a class-by-class basis. The contractual expense cap reduction for each of these Portfolios was implemented on April 30, 2019.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolios and the Portfolios increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. The Board also considered the extent to which the Master Portfolios and the Portfolios benefit from such economies in a

122	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement  (continued)

variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolios and the Portfolios to more fully participate in these economies of scale. The Board considered each Master Portfolio’s asset levels and whether the current fee schedule was appropriate. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Master Portfolios and the Portfolios, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolios and the Portfolios, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Portfolio shares if they believe that the pertinent Portfolio’s and/or Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Conclusion

The Board of the Master Fund, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master Fund, on behalf of each Master Portfolio, for a one-year term ending June 30, 2020. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Fund, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Master Portfolio and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to each Master Portfolio and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT	123

Trustee and Officer Information

Mark Stalnecker, Chair of the Board and Trustee

Bruce R. Bond, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Lena G. Goldberg, Trustee

Robert M. Hernandez, Trustee

Henry R. Keizer, Trustee

Cynthia A. Montgomery, Trustee

Donald C. Opatrny, Trustee

Joseph P. Platt, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

John MacKessy, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Investment Adviser

BlackRock Fund Advisors

San Francisco, CA 94105

Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust/MIP

400 Howard Street

San Francisco, CA 94105

124	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Householding

The LifePath Index Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the LifePath Index Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The LifePath Index Funds/LifePath Index Master Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The LifePath Index Funds’/LifePath Index Master Portfolios’ Forms N-PORT and N-Q are available on the SEC’s website at http://www.sec.gov. The LifePath Index Funds’/ LifePath Index Master Portfolios’ Forms N-PORT and N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the LifePath Index Funds/LifePath Index Master Portfolios use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the LifePath Index Funds/LifePath Index Master Portfolios voted proxies relating to securities held in the LifePath Index Funds’/LifePath Index Master Portfolios’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

ADDITIONAL INFORMATION	125

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

126	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a LifePath Index Fund unless preceded or accompanied by the LifePath Index Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LPindex-6/19-SAR

JUNE 30, 2019

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Funds III

➢	iShares MSCI Total International Index Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at www.blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

Investment performance in the 12 months ended June 30, 2019 was a tale of two markets. The first half of the reporting period was characterized by restrictive monetary policy, deteriorating economic growth, equity market volatility, and rising fear of an imminent recession. During the second half of the reporting period, stocks and bonds rebounded sharply, as restrained inflation and weak economic growth led the U.S. Federal Reserve (the “Fed”) to stop raising interest rates, which led to broad-based optimism that stimulative monetary policy could help forestall a recession.

After the dust settled, the U.S. equity and bond markets posted mixed returns while weathering significant volatility. Less volatile U.S. large cap equities and U.S. bonds advanced, while equities at the high end of the risk spectrum — emerging markets, international developed, and U.S. small cap — posted relatively flat returns.

Fixed-income securities delivered modest positive returns with relatively low volatility. Short-term U.S. Treasury yields rose, while longer-term yields declined. This led to positive returns for U.S. Treasuries and a substantial flattening of the yield curve. Investment grade and high yield corporate bonds also posted positive returns, as the credit fundamentals in corporate markets remained relatively solid.

In the U.S. equity market, volatility spiked in late 2018, as a wide range of risks were brought to bear on markets, ranging from rising interest rates and slowing global growth to heightened trade tensions and political turmoil. These risks manifested in a broad-based sell-off in December, leading to the worst December performance on record since 1931.

Volatility also rose in emerging markets, as the rising U.S. dollar and higher interest rates in the U.S. disrupted economic growth abroad. U.S.-China trade relations and debt concerns adversely affected the Chinese stock market, particularly in mainland China, while Turkey and Argentina became embroiled in currency crises, largely due to hyperinflation in both countries. An economic slowdown in Europe led to modest performance for European equities.

As equity performance faltered and global economic growth slowed, the Fed shifted to a more patient perspective on the economy in January 2019. In its last four meetings, the Fed left interest rates unchanged and signaled a slower pace of rate hikes in response to the global economic slowdown. Similarly, the European Central Bank signaled a continuation of accommodative monetary policy, while China committed to looser credit conditions and an increase in fiscal spending.

The outpouring of global economic stimulus led to a sharp rally in risk assets throughout the world. Hopes continued to remain high thereafter, as the current economic expansion became the longest in U.S. history. Looking ahead, markets are pricing in three interest rate cuts by the Fed over the next year, as investors anticipate a steady shift toward more stimulative monetary policy.

We expect a slowing expansion with additional room to run, as opposed to an economic recession. However, escalating trade tensions and the resulting disruptions in global supply chains have become the greatest risk to the global expansion.

We believe U.S. and emerging market equities remain relatively attractive. Within U.S. equities, companies with high-quality earnings and strong balance sheets offer the most attractive risk/reward trade-off. For bonds, U.S. Treasuries are likely to help buffer against volatility in risk assets, while income from other types of bonds can continue to offer steady returns.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2019
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	18.54%	10.42%
U.S. small cap equities (Russell 2000® Index)	16.98	(3.31)
International equities (MSCI Europe, Australasia, Far East Index)	14.03	1.08
Emerging market equities (MSCI Emerging Markets Index)	10.58	1.21
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	1.24	2.31
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	7.45	10.38
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	6.11	7.87
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.94	6.39
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	9.94	7.48
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of June 30, 2019	iShares MSCI Total International Index Fund

Investment Objective

iShares MSCI Total International Index Fund’s (the “Fund”) investment objective is to match the performance of the MSCI All Country World Index ex USA Index (the “MSCI ACWI ex USA Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended June 30, 2019, the Fund’s Institutional Shares returned 13.42%, Investor A Shares returned 13.32% and Class K Shares returned 13.54%. The benchmark MSCI ACWI ex USA Index returned 13.60% for the same period.

The Fund invests all of its assets in Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

Describe the market environment.

Eurozone equity markets all advanced in the first quarter of 2019 but to varying degrees as the recovery in equity market sentiment from 2018 lows occurred despite slowing economic activity across the region. Partially contributing to the bullish sentiment was the European Central Bank’s reaffirmation of accommodative monetary policy and announcement of a new round of targeted longer-term refinancing operations.

In Asia-Pacific, Japan underperformed as uncertainty around U.S. trade protectionism, an upcoming sales-tax hike, and low levels of growth weighed on sentiment. Still, continued monetary support by the Bank of Japan and a global risk-on appetite benefited the country’s equity market. The yen fell -3.7% from intra-quarter highs, providing a tailwind for export names. Elsewhere, Hong Kong rallied amid a rebound in mainland Chinese sentiment.

Developed markets continued to advance in the second quarter of 2019. European equity markets in particular remained strong. Sentiment in the region was supported by accommodative monetary policy, the increased expectations of further stimulus, higher-than-normal capacity utilization rates, and labor markets near full employment.

In Asia-Pacific, Australia performed well as a decline in economic growth was driven by a June interest rate cut. Japan underperformed but registered in positive territory as investors balanced risk-on bids for the yen, trade tensions, and declining export volumes.

Describe recent portfolio activity.

During the six-month period, as changes were made to the composition of the MSCI ACWI ex USA Index, the Master Portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

The Master Portfolio remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of June 30, 2019 (continued)	iShares MSCI Total International Index Fund

Performance Summary for the Period Ended June 30, 2019

	6-Month Total Returns	Average Annual Total Returns (a)(b)
		1 Year	5 Years	Since Inception (c)
Institutional	13.42%	1.29%	2.03%	3.00%
Investor A	13.32	1.04	1.79	2.75
Class K	13.54	1.41	2.08	3.33
MSCI ACWI ex USA Index(d)	13.60	1.29	2.16	3.49

(a)	See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.
(b)

The Fund invests all of its assets in the Master Portfolio. The Master Portfolio will be substantially invested in equity securities in the MSCI ACWI ex USA Index, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI ACWI ex USA Index.

(c)	The Fund commenced operations on June 30, 2011.
(d)	A free float-adjusted market capitalization index designed to measure the combined equity market performance of developed and emerging market countries, excluding the United States.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (b)
	Beginning Account Value (01/01/19)	Ending Account Value (06/30/19)	Expenses Paid During the Period (a)	Beginning Account Value (01/01/19)	Ending Account Value (06/30/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,134.20	$0.85	$1,000.00	$1,024.00	$0.80	0.16%
Investor A	1,000.00	1,133.20	2.17	1,000.00	1,022.76	2.06	0.41
Class K	1,000.00	1,135.40	0.58	1,000.00	1,024.25	0.55	0.11

(a)

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

FUND SUMMARY	5

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Administrator”), the Fund’s administrator, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on January 1, 2019 and held through June 30, 2019) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Master Portfolio may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

6	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities  (unaudited)

June 30, 2019

iShares MSCI Total International Index Fund

ASSETS
Investments at value — Master Portfolio	$906,194,281
Capital shares sold receivable	8,850,285
Prepaid expenses	60,032

Total assets	915,104,598

LIABILITIES
Payables:
Administration fees	5,632
Capital shares redeemed	2,426,919
Contributions to the Master	6,423,286
Income dividend distributions	4,680,178
Officer’s fees	44
Other accrued expenses	71,585
Professional fees	10,509
Recoupment of past waived fees	166
Service fees	59,357

Total liabilities	13,677,676

NET ASSETS	$901,426,922

NET ASSETS CONSIST OF
Paid-in capital	$840,932,251
Accumulated earnings	60,494,671

NET ASSETS	$901,426,922

Institutional — Based on net assets of $204,170,714 and 22,979,564 shares outstanding, unlimited shares authorized, no par value	$8.88

Investor A — Based on net assets of $294,254,700 and 33,209,884 shares outstanding, unlimited shares authorized, no par value	$8.86

Class K — Based on net assets of $403,001,508 and 44,014,595 shares outstanding, unlimited shares authorized, no par value	$9.16

See notes to financial statements.

FINANCIAL STATEMENTS	7

Statement of Operations  (unaudited)

Six Months Ended June 30, 2019

iShares MSCI Total International Index Fund

INVESTMENT INCOME
Net investment income allocated from the Master:
Dividends — affiliated	$74,307
Dividends — unaffiliated	18,369,248
Securities lending income — affiliated — net	140,115
Foreign taxes withheld	(2,549,334)
Expenses	(338,130)
Fees waived	2,206

Total investment income	15,698,412

FUND EXPENSES
Service — class specific	357,915
Transfer agent — class specific	128,455
Administration	41,417
Registration	40,314
Professional	24,688
Printing	15,092
Accounting services	2,525
Recoupment of past waived and/or reimbursed fees — class specific	166
Officer	163
Miscellaneous	4,791

Total expenses	615,526
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(11,727)
Transfer agent fees waived and/or reimbursed — class specific	(8,421)

Total expenses after fees waived and/or reimbursed	595,378

Net investment income	15,103,034

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Futures contracts	650,244
Foreign currency transactions	(8,048)
Investments — unaffiliated (including $6,808 foreign capital gain tax)	(1,674,199)

(1,032,003)

Net change in unrealized appreciation (depreciation) on:
Futures contracts	350,989
Foreign currency translations	118,156
Investments — unaffiliated (including $29,466 foreign capital gain tax)	86,808,433

87,277,578

Net realized and unrealized gain	86,245,575

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$101,348,609

See notes to financial statements.

8	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	iShares MSCI Total International Index Fund
	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$15,103,034	$20,101,654
Net realized loss	(1,032,003)	(8,196,059)
Net change in unrealized appreciation (depreciation)	87,277,578	(126,817,664)

Net increase (decrease) in net assets resulting from operations	101,348,609	(114,912,069)

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income and net realized gain:
Institutional	(3,511,598)	(4,324,279)
Investor A	(4,861,865)	(7,142,713)
Class K	(6,674,523)	(7,792,686)
From return of capital:
Institutional	—	(355,156)
Investor A	—	(586,636)
Class K	—	(640,019)

Decrease in net assets resulting from distributions to shareholders	(15,047,986)	(20,841,489)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	84,190,071	241,322,260

NET ASSETS
Total increase in net assets	170,490,694	105,568,702
Beginning of period	730,936,228	625,367,526

End of period	$901,426,922	$730,936,228

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	9

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Total International Index Fund

	Institutional
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017		2016	2015	2014

Net asset value, beginning of period	$7.97		$9.54		$7.70		$7.65	$8.43	$10.06

Net investment income(a)	0.16		0.26		0.24		0.21	0.21	0.30
Net realized and unrealized gain (loss)	0.91		(1.56)		1.86		0.12	(0.69)	(0.75)

Net increase (decrease) from investment operations	1.07		(1.30)		2.10		0.33	(0.48)	(0.45)

Distributions(b)
From net investment income	(0.16)		(0.25)		(0.26)		(0.21)	(0.17)	(0.29)
From net realized gain	—		—		(0.00	)(c)	(0.07)	(0.13)	(0.89)
From return of capital	—		(0.02)		—		—	—	—

Total distributions	(0.16)		(0.27)		(0.26)		(0.28)	(0.30)	(1.18)

Net asset value, end of period	$8.88		$7.97		$9.54		$7.70	$7.65	$8.43

Total Return(d)
Based on net asset value	13.42	%(e)	(13.94)%		27.57%		4.31%	(5.89)%	(4.78)%

Ratios to Average Net Assets(f)(g)
Total expenses	0.16	%(h)	0.17	% (i)	0.16%		0.19%	0.45%	0.83	%(j)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.16	%(h)	0.16%		0.16%		0.16%	0.17%	0.21	%(j)

Net investment income	3.73	%(h)	2.83%		2.69%		2.74%	2.49%	3.00	%(j)

Supplemental Data
Net assets, end of period (000)	$204,171		$159,351		$73,405		$76,001	$40,716	$17,380

Portfolio turnover rate of the Master Portfolio	2%		40%		57%		15%	6%	49%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.00%	0.00%	0.00%	0.00%	0.00%	0.03%

(h)	Annualized.
(i)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(j)	Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

See notes to financial statements.

10	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Total International Index Fund

	Investor A
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017		2016	2015	2014

Net asset value, beginning of period	$7.95		$9.52		$7.68		$7.63	$8.41	$10.06

Net investment income(a)	0.15		0.23		0.22		0.19	0.13	0.22
Net realized and unrealized gain (loss)	0.91		(1.56)		1.86		0.12	(0.62)	(0.71)

Net increase (decrease) from investment operations	1.06		(1.33)		2.08		0.31	(0.49)	(0.49)

Distributions(b)
From net investment income	(0.15)		(0.22)		(0.24)		(0.19)	(0.16)	(0.27)
From net realized gain	—		—		(0.00	)(c)	(0.07)	(0.13)	(0.89)
From return of capital	—		(0.02)		—		—	—	—

Total distributions	(0.15)		(0.24)		(0.24)		(0.26)	(0.29)	(1.16)

Net asset value, end of period	$8.86		$7.95		$9.52		$7.68	$7.63	$8.41

Total Return(d)
Based on net asset value	13.32	%(e)	(14.19)%		27.32%		4.07%	(6.05)%	(5.19)%

Ratios to Average Net Assets(f)(g)
Total expenses	0.42	%(h)	0.42	%(i)	0.41%		0.46%	0.43%	1.30	%(j)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.41	%(h)	0.41%		0.41%		0.41%	0.38%	0.46	%(j)

Net investment income	3.42	%(h)	2.55%		2.47%		2.48%	1.63%	2.28	%(j)

Supplemental Data
Net assets, end of period (000)	$294,255		$272,066		$288,431		$247,732	$144,177	$372

Portfolio turnover rate of the Master Portfolio	2%		40%		57%		15%	6%	49%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.00%	0.00%	0.00%	0.00%	0.00%	0.03%

(h)	Annualized.
(i)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(j)	Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

See notes to financial statements.

FINANCIAL STATEMENTS	11

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Total International Index Fund

	Class K
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017		2016	2015	2014

Net asset value, beginning of period	$8.21		$9.82		$7.92		$7.86	$8.65	$10.30

Net investment income(a)	0.17		0.27		0.25		0.21	0.23	0.19
Net realized and unrealized gain (loss)	0.94		(1.61)		1.91		0.13	(0.71)	(0.65)

Net increase (decrease) from investment operations	1.11		(1.34)		2.16		0.34	(0.48)	(0.46)

Distributions(b)
From net investment income	(0.16)		(0.25)		(0.26)		(0.21)	(0.18)	(0.30)
From net realized gain	—		—		(0.00	)(c)	(0.07)	(0.13)	(0.89)
From return of capital	—		(0.02)		—		—	—	—

Total distributions	(0.16)		(0.27)		(0.26)		(0.28)	(0.31)	(1.19)

Net asset value, end of period	$9.16		$8.21		$9.82		$7.92	$7.86	$8.65

Total Return(d)
Based on net asset value	13.54	%(e)	(13.91)%		27.62%		4.37%	(5.83)%	(4.84)%

Ratios to Average Net Assets(f)(g)
Total expenses	0.11	%(i)	0.12	%(j)	0.11%		0.14%	0.46%	0.81	%(h)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.11	%(i)	0.11%		0.11%		0.11%	0.13%	0.15	%(h)

Net investment income	3.79	%(i)	2.85%		2.75%		2.68%	2.71%	2.02	%(h)

Supplemental Data
Net assets, end of period (000)	$403,002		$299,520		$263,532		$103,498	$7,297	$6,267

Portfolio turnover rate of the Master Portfolio	2%		40%		57%		15%	6%	49%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.00%	0.00%	0.00%	0.00%	0.00%	0.03%

(h)	Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.
(i)	Annualized.
(j)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See notes to financial statements.

12	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. iShares MSCI Total International Index Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.

The Fund seeks to achieve its investment objective by investing all of its assets in Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), an affiliate of the Trust, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2019, the percentage of the Master Portfolio owned by the Fund was 99.9%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that Investor A Shares bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None
Investor A Shares	No	No	None

The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4.	ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Administration: The Trust, on behalf of the Fund entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL” or the “Administrator”), an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.01% of the average daily net assets of the Fund. The Fund does not pay an investment advisory fee or investment management fee.

Service Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates of 0.25% based upon the average daily net assets of Investor A Shares.

NOTES TO FINANCIAL STATEMENTS	13

Notes to Financial Statements  (unaudited) (continued)

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended June 30, 2019, the class specific service fees borne directly by Investor A Shares was $357,915.

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended June 30 2019, the Fund did not pay any amounts to affiliates in return for these services.

The Administrator maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended June 30, 2019, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	Investor A	Class K	Total
$185	$972	$427	$1,584

For the six months ended June 30, 2019, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

Institutional	Investor A	Class K	Total
$47,402	$76,380	$4,673	$128,455

Expense Limitations, Waivers, Reimbursements, and Recoupments: With respect to the Fund, the Administrator contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Institutional	Investor A	Class K
0.16%	0.41%	0.11%

The Administrator has agreed not to reduce or discontinue these contractual expense limitations through April 30, 2020, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2019, the Administrator waived and/or reimbursed $11,727 which is included in fees waived and/or reimbursed by the Administrator/Manager in the Statement of Operations.

These amounts waived and/or reimbursed are included in transfer agent fees waived and/or reimbursed — class specific, in the Statement of Operations. For the six months ended June 30, 2019, class specific expense waivers and/or reimbursements are as follows:

Institutional	Investor A	Class K	Total
$843	$3,745	$3,833	$8,421

With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Administrator, are less than the current expense limitation for that share class, the Administrator is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year; and

(2) BAL or an affiliate continues to serve as the Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to any voluntary waivers that may be in effect from time to time.

For the six months ended June 30, 2019, the Manager recouped the following class specific waivers and/or reimbursements previously recorded by the Fund:

Institutional	$166

As of June 30, 2019, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring December 31,
	2019	2020	2021
Fund Level	$12,501	$47,264	$11,727
Institutional	—	1,512	843
Investor A	4,023	7,700	3,745
Class K	1,344	6,604	3,833

14	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2019, the Fund did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Administrator for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.

5.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2018. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

6.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 06/30/19		Year Ended 12/31/18
	Shares	Amount	Shares	Amount
Institutional
Shares sold	4,004,633	$34,659,479	14,775,372	$139,725,049
Shares issued in reinvestment of distributions	398,204	3,511,519	526,753	4,679,435
Shares redeemed	(1,414,938)	(12,325,705)	(3,001,136)	(26,888,330)

Net increase	2,987,899	$25,845,293	12,300,989	$117,516,154

Investor A
Shares sold	3,693,610	$31,519,095	10,003,964	$90,378,609
Shares issued in reinvestment of distributions	552,887	4,860,077	871,034	7,729,271
Shares redeemed	(5,260,187)	(45,025,163)	(6,951,395)	(63,361,367)

Net increase (decrease)	(1,013,690)	$(8,645,991)	3,923,603	$34,746,513

Class K
Shares sold	13,663,611	$121,827,998	20,658,870	$190,435,209
Shares issued in reinvestment of distributions	733,746	6,667,090	921,785	8,430,275
Shares redeemed	(6,866,480)	(61,504,319)	(11,927,432)	(109,805,891)

Net increase	7,530,877	$66,990,769	9,653,223	$89,059,593

Total Net Increase	9,505,086	$84,190,071	25,877,815	$241,322,260

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	15

Master Portfolio Information as of June 30, 2019	Total International ex U.S. Index Master Portfolio

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Nestle SA	1%
Tencent Holdings Ltd.	1
Alibaba Group Holding Ltd. — ADR	1
Novartis AG, Registered Shares	1
Roche Holding AG	1
Samsung Electronics Co. Ltd.	1
Taiwan Semiconductor Manufacturing Co. Ltd.	1
HSBC Holdings PLC	1
Royal Dutch Shell PLC, Class A	1
Toyota Motor Corp.	1

GEOGRAPHIC ALLOCATION

Country	Percent of Net Assets
Japan	15%
United Kingdom	9
China	7
France	7
Canada	6
Switzerland	6
Germany	6
Australia	5
Netherlands	4
Hong Kong	3
South Korea	3
Taiwan	3
India	2
Brazil	2
Spain	2
Sweden	2
South Africa	2
Italy	1
Denmark	1
Russia	1
Singapore	1
Thailand	1
Finland	1
Mexico	1
Belgium	1
Malaysia	1
Indonesia	1
Other(a)	4
Short Term Securities	3
Liabilities in Excess of Other Assets	(1)

(a)

Others include Argentina, Austria, Chile, Colombia, Czech Republic, Greece, Hungary, Ireland, Isle of Man, Israel, Luxembourg, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Qatar, Republic of Korea, Romania, Saudi Arabia, Turkey, United Arab Emirates, United States.

16	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) June 30, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 96.8%

Argentina — 0.1%
Banco Macro SA — ADR	2,190	$159,541
Globant SA(a)	1,394	140,864
Grupo Financiero Galicia SA — ADR(b)	4,253	150,982
Pampa Energia SA — ADR(a)(b)	3,285	113,891
Telecom Argentina SA — ADR	6,259	110,597
Transportadora de Gas del Sur SA	6,764	97,807
YPF SA — ADR	7,500	136,575

		910,257

Australia — 4.7%
AGL Energy Ltd.	29,297	412,017
Alumina Ltd.	105,749	173,581
AMP Ltd.	123,510	184,238
APA Group(c)	54,780	415,414
Aristocrat Leisure Ltd.	22,756	491,898
ASX Ltd.	7,743	448,606
Aurizon Holdings Ltd.	84,172	319,531
AusNet Services	88,260	116,315
Australia & New Zealand Banking Group Ltd.	120,024	2,382,396
Bank of Queensland Ltd.(b)	24,114	161,472
Bendigo & Adelaide Bank Ltd.	16,974	138,160
BHP Group Ltd.	124,542	3,620,254
BHP Group PLC	86,955	2,223,818
BlueScope Steel Ltd.	18,279	155,425
Boral Ltd.	49,450	178,337
Brambles Ltd.	67,987	615,731
Caltex Australia Ltd.	10,823	188,398
Challenger Ltd.	20,006	93,381
CIMIC Group Ltd.	2,962	93,141
Coca-Cola Amatil Ltd.	17,933	128,741
Cochlear Ltd.	2,486	361,951
Coles Group Ltd.(a)	47,202	443,186
Commonwealth Bank of Australia(b)	75,190	4,375,195
Computershare Ltd.	21,967	250,528
Crown Resorts Ltd.	17,839	155,921
CSL Ltd.	18,903	2,862,363
Dexus	40,218	366,896
Domino’s Pizza Enterprises Ltd.	3,497	92,418
Flight Centre Travel Group Ltd.(b)	1,384	40,373
Fortescue Metals Group Ltd.	62,711	398,816
Goodman Group	70,015	740,043
GPT Group	85,677	370,197
Harvey Norman Holdings Ltd.(b)	16,035	45,885
Incitec Pivot Ltd.	66,272	158,832
Insurance Australia Group Ltd.	100,853	585,549
Lend Lease Group(c)	23,245	212,411
Macquarie Group Ltd.(b)	14,132	1,246,527
Medibank Pvt Ltd.	111,137	272,698
Mirvac Group	177,414	390,547
National Australia Bank Ltd.	116,112	2,181,057
Newcrest Mining Ltd.	33,676	756,572
Oil Search Ltd.	55,471	276,625
Orica Ltd.	17,936	255,553
Origin Energy Ltd.	70,011	360,004
QBE Insurance Group Ltd.	52,381	435,766
Ramsay Health Care Ltd.	5,056	256,686
REA Group Ltd.	2,994	202,253
Santos Ltd.	76,322	381,041
Scentre Group	205,995	555,935
SEEK Ltd.	14,013	208,574
Sonic Healthcare Ltd.	18,219	347,144
South32 Ltd.	233,710	523,893
Stockland	120,177	352,364

Security	Shares	Value

Australia (continued)
Suncorp Group Ltd.	49,134	$465,278
Sydney Airport(c)	56,475	319,055
Tabcorp Holdings Ltd.	86,499	270,258
Telstra Corp. Ltd.	169,713	458,921
TPG Telecom Ltd.	14,159	64,081
Transurban Group(c)	117,098	1,212,480
Treasury Wine Estates Ltd.	31,088	326,501
Vicinity Centres	131,462	226,340
Washington H Soul Pattinson & Co. Ltd.	6,150	95,099
Wesfarmers Ltd.	47,202	1,199,884
Westpac Banking Corp.	144,613	2,882,173
Woodside Petroleum Ltd.	39,841	1,021,864
Woolworths Group Ltd.	55,280	1,290,854
WorleyParsons Ltd.	15,561	161,761

		42,999,206

Austria — 0.2%
ANDRITZ AG	2,807	105,680
Erste Group Bank AG(a)	12,929	479,461
OMV AG	7,068	344,527
Raiffeisen Bank International AG	8,941	209,940
Verbund AG	2,859	149,771
voestalpine AG	5,074	156,862

		1,446,241

Belgium — 0.7%
Ageas	9,147	476,013
Anheuser-Busch InBev SA	32,008	2,832,400
Colruyt SA	2,435	141,361
Groupe Bruxelles Lambert SA	3,171	311,555
KBC Group NV	9,812	643,915
Proximus SADP	7,301	215,779
Solvay SA(b)	3,386	351,638
Telenet Group Holding NV	3,867	215,479
UCB SA	5,499	456,360
Umicore SA	9,298	298,388

		5,942,888

Brazil — 1.3%
Ambev SA	194,352	905,469
Atacadao SA	19,425	111,291
B2W Cia Digital(a)	12,327	105,038
B3 SA — Brasil Bolsa Balcao	85,483	833,915
Banco Bradesco SA	56,646	493,446
Banco BTG Pactual SA	7,666	101,576
Banco do Brasil SA	40,649	570,999
Banco Santander Brasil SA	23,639	279,855
BB Seguridade Participacoes SA	29,783	251,142
BR Malls Participacoes SA	20,481	76,431
BRF SA(a)	28,171	216,567
CCR SA	52,990	188,503
Centrais Eletricas Brasileiras SA	14,343	131,666
Cia de Saneamento Basico do Estado de Sao Paulo	13,793	169,793
Cia Siderurgica Nacional SA	17,995	78,307
Cielo SA	56,040	98,071
Cosan SA Industria e Comecio	9,178	110,305
Embraer SA	24,224	122,446
Energisa SA	7,713	92,557
Engie Brasil Energia SA	5,750	65,093
Equatorial Energia SA	7,300	174,518
Hypera SA	19,300	150,733
IRB Brasil Resseguros S/A	6,388	163,861
JBS SA	46,536	257,163
Klabin SA	43,092	183,480
Kroton Educacional SA	73,599	210,258

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) June 30, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Localiza Rent a Car SA	20,769	$221,647
Lojas Renner SA	22,736	279,229
M Dias Branco SA	4,500	45,657
Magazine Luiza SA	3,520	193,529
Multiplan Empreendimentos Imobiliarios SA	14,550	105,186
Natura Cosmeticos SA	8,200	120,631
Notre Dame Intermedica Participacoes SA	10,713	112,488
Petrobras Distribuidora SA	19,450	126,629
Petroleo Brasileiro SA	129,354	1,011,265
Porto Seguro SA	4,400	59,218
Raia Drogasil SA	9,300	184,307
Rumo SA(a)	53,100	286,661
Sul America SA	10,107	98,755
Suzano SA	31,596	270,298
TIM Participacoes SA	41,040	124,297
Ultrapar Participacoes SA	24,088	126,087
Vale SA	132,907	1,793,576
WEG SA	48,816	271,543

		11,573,486

Canada — 6.7%
Agnico Eagle Mines Ltd.	11,305	579,602
Alimentation Couche-Tard, Inc., Class B	17,672	1,112,099
AltaGas Ltd.(b)	10,487	158,640
Atco Ltd. Class I	3,829	129,061
Aurora Cannabis, Inc.(a)(b)	36,707	287,590
Bank of Montreal	26,307	1,987,162
Bank of Nova Scotia(b)	53,275	2,861,566
Barrick Gold Corp.	74,688	1,178,879
BCE, Inc.	7,099	322,980
BlackBerry Ltd.(a)	22,301	166,208
Bombardier, Inc., Class B(a)	82,198	138,090
Brookfield Asset Management, Inc., Class A	34,869	1,668,163
CAE, Inc.	11,511	309,497
Cameco Corp.	18,780	201,345
Canadian Imperial Bank of Commerce(b)	19,515	1,534,615
Canadian National Railway Co.	30,561	2,828,447
Canadian Natural Resources Ltd.	50,513	1,362,005
Canadian Pacific Railway Ltd.	5,941	1,399,246
Canadian Tire Corp. Ltd., Class A	3,022	329,257
Canadian Utilities Ltd., Class A	5,686	160,479
Canopy Growth Corp.(a)(b)	8,564	345,751
CCL Industries, Inc., Class B	6,846	335,726
Cenovus Energy, Inc.	48,424	427,091
CGI, Inc.(a)	10,076	774,657
CI Financial Corp.	11,467	186,863
Constellation Software, Inc.	824	776,620
Cronos Group, Inc.(a)(b)	7,439	119,349
Dollarama, Inc.	12,664	445,520
Emera, Inc.	2,681	109,549
Empire Co. Ltd., Class A	7,280	183,341
Enbridge, Inc.	84,361	3,047,058
Encana Corp.	66,055	338,964
Fairfax Financial Holdings Ltd.	1,310	642,981
First Capital Realty, Inc.	10,928	182,419
First Quantum Minerals Ltd.	29,878	283,825
Fortis, Inc.	17,967	709,460
Franco-Nevada Corp.	7,988	677,993
George Weston Ltd.	2,864	217,323
Gildan Activewear, Inc.	9,332	361,151
Great-West Lifeco, Inc.	13,282	305,794
H&R Real Estate Investment Trust	5,810	101,333
Husky Energy, Inc.	15,100	143,096
Hydro One Ltd.(d)	13,242	230,955
iA Financial Corp. Inc.	6,144	250,255

Security	Shares	Value

Canada (continued)
IGM Financial, Inc.	4,062	$115,977
Imperial Oil Ltd.	11,421	316,235
Intact Financial Corp.	6,587	608,727
Inter Pipeline Ltd.(b)	18,400	286,211
Keyera Corp.	8,699	223,860
Kinross Gold Corp.(a)	51,695	199,746
Kirkland Lake Gold Ltd.	7,885	339,713
Loblaw Cos. Ltd.	7,367	377,196
Lundin Mining Corp.	21,717	119,568
Magna International, Inc.	13,924	692,824
Manulife Financial Corp.	84,110	1,528,631
Methanex Corp.	3,599	163,385
Metro, Inc.	11,614	435,808
National Bank of Canada	12,958	615,568
Nutrien Ltd.	25,526	1,365,428
Onex Corp.	4,171	251,588
Open Text Corp.	11,498	474,477
Pembina Pipeline Corp.	21,201	789,240
Power Corp. of Canada	15,897	342,449
Power Financial Corp.	12,359	284,260
PrairieSky Royalty Ltd.	13,775	193,547
Quebecor, Inc., Class B	7,073	168,460
Restaurant Brands International, Inc.	10,021	696,890
RioCan Real Estate Investment Trust	9,233	183,243
Rogers Communications, Inc., Class B, Class B	14,191	759,642
Royal Bank of Canada	59,202	4,704,786
Saputo, Inc.	10,865	325,232
Shaw Communications, Inc., Class B	17,093	348,765
Shopify, Inc., Class A(a)	4,115	1,236,747
SNC-Lavalin Group, Inc.	6,877	139,058
Stars Group, Inc.(a)	7,439	126,961
Sun Life Financial, Inc.	27,426	1,135,743
Suncor Energy, Inc.	66,518	2,074,957
TC Energy Corp.	38,777	1,922,342
Teck Resources Ltd., Class B	21,176	488,671
TELUS Corp.	7,313	270,339
Thomson Reuters Corp.	7,949	512,796
Toronto-Dominion Bank	76,575	4,474,452
Tourmaline Oil Corp.	10,430	132,849
Vermilion Energy, Inc.	5,389	117,076
West Fraser Timber Co. Ltd.	3,334	151,991
Wheaton Precious Metals Corp.	19,138	462,831
WSP Global, Inc.	4,270	235,061

		60,305,335

Chile — 0.2%
Aguas Andinas SA, Class A	76,400	45,099
Antofagasta PLC	18,127	214,118
Banco de Chile	872,115	128,573
Banco de Credito e Inversiones SA	2,099	144,812
Banco Santander Chile	1,921,256	143,182
Cencosud SA	73,021	143,321
Cia Cervecerias Unidas SA	4,404	62,066
Colbun SA	466,420	96,364
Empresa Nacional de Telecomunicaciones SA(a)	2,032	20,692
Empresas CMPC SA	65,894	180,871
Empresas COPEC SA	18,259	200,044
Enel Americas SA	1,321,730	233,108
Enersis Chile SA	1,771,049	168,317
Itau CorpBanca	2,375,874	19,838
Latam Airlines Group SA	13,848	130,280
SACI Falabella	22,701	148,238

		2,078,923

18	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

China — 7.5%
3SBio, Inc.(a)(b)(d)	95,500	$163,857
51job, Inc. — ADR(a)(b)	1,550	117,025
58.com, Inc. — ADR(a)(b)	4,858	302,022
AAC Technologies Holdings, Inc.	29,500	166,896
AECC Aviation Power Co. Ltd., Class A	24,600	81,469
Agile Group Holdings Ltd.	76,000	101,735
Agricultural Bank of China Ltd., Class A	289,800	151,973
Agricultural Bank of China Ltd., Class H	1,123,000	470,006
Aier Eye Hospital Group Co. Ltd., Class A	21,320	96,235
Air China Ltd., Class H	62,000	62,341
Alibaba Group Holding Ltd. — ADR(a)(b)	59,578	10,095,492
Aluminum Corp. of China Ltd., Class H(a)	164,000	58,252
Anhui Conch Cement Co. Ltd., Class A	17,700	107,045
Anhui Conch Cement Co. Ltd., Class H	45,500	284,708
ANTA Sports Products Ltd.	55,000	379,346
Autohome, Inc. — ADR(a)(b)	2,357	201,806
AviChina Industry & Technology Co. Ltd., Class H	116,000	63,393
BAIC Motor Corp. Ltd., Class H(d)	114,000	71,541
Baidu, Inc. — ADR(a)	11,484	1,347,762
Bank of Beijing Co. Ltd., Class A	100,100	86,208
Bank of China Ltd., Class A	293,000	159,639
Bank of China Ltd., Class H	3,050,000	1,287,005
Bank of Communications Co. Ltd., Class H	470,700	357,415
Bank of Hangzhou Co. Ltd., Class A	70,800	85,942
Bank of Jiangsu Co. Ltd., Class A	79,800	84,431
Bank of Ningbo Co. Ltd., Class A	25,600	90,441
Bank of Shanghai Co. Ltd., Class A	6,700	11,570
Baozun, Inc., ADR(a)(b)	2,062	102,811
BeiGene Ltd., ADR(a)(b)	1,512	187,412
Beijing Capital International Airport Co. Ltd., Class H	100,000	87,637
Brilliance China Automotive Holdings Ltd.(b)	148,000	163,672
Byd Co. Ltd., Class H	30,000	181,394
BYD Electronic International Co. Ltd.	78,000	111,610
CGN Power Co. Ltd., Class H(d)	546,000	150,274
China Aoyuan Group Ltd.	76,000	106,848
China Cinda Asset Management Co. Ltd., Class H	360,000	82,963
China CITIC Bank Corp. Ltd., Class H	448,000	255,132
China Communications Construction Co. Ltd., Class H	239,000	213,617
China Communications Services Corp. Ltd., Class H	138,000	107,023
China Conch Venture Holdings Ltd.	92,500	326,821
China Construction Bank Corp., Class H	3,959,000	3,412,673
China Everbright Bank Co. Ltd., Class H	299,000	137,057
China Evergrande Group(a)	103,000	288,522
China Galaxy Securities Co. Ltd., Class H	132,500	78,610
China Hongqiao Group Ltd.	133,000	93,810
China Huarong Asset Management Co. Ltd., Class H(d)	320,000	55,735
China Huishan Dairy Holdings Co. Ltd.(a)(e)	109,840	281
China International Capital Corp. Ltd., Class H(d)	59,200	119,494
China International Travel Service Corp. Ltd., Class A	7,700	99,477
China Life Insurance Co. Ltd., Class A	23,000	94,996
China Life Insurance Co. Ltd., Class H	268,000	662,406
China Longyuan Power Group Corp. Ltd., Class H	126,000	80,962
China Medical System Holdings Ltd.	61,000	56,018
China Mengniu Dairy Co. Ltd.(a)	112,000	434,238
China Merchants Bank Co. Ltd., Class A	30,700	161,072
China Merchants Bank Co. Ltd., Class H	160,578	796,855
China Minsheng Banking Corp. Ltd., Class H	367,680	254,584
China Molybdenum Co. Ltd., Class H(b)	213,000	67,554
China National Building Material Co. Ltd., Class H	132,000	115,470
China National Nuclear Power Co. Ltd., Class A	102,500	83,019
China Oilfield Services Ltd., Class H	64,000	63,493
China Overseas Land & Investment Ltd.	138,000	509,318
China Pacific Insurance Group Co. Ltd., Class A	15,500	82,534
China Pacific Insurance Group Co. Ltd., Class H	103,800	405,987

Security	Shares	Value

China (continued)
China Petroleum & Chemical Corp., Class A	90,900	$72,568
China Petroleum & Chemical Corp., Class H	1,056,400	719,640
China Railway Construction Corp. Ltd., Class H	67,000	82,086
China Railway Group Ltd., Class H	230,000	174,921
China Resources Gas Group Ltd.	48,000	238,353
China Resources Land Ltd.	105,111	462,781
China Resources Pharmaceutical Group Ltd.(d)	69,500	78,291
China Shenhua Energy Co. Ltd., Class H	140,000	293,239
China Southern Airlines Co. Ltd., Class H(b)	120,000	83,377
China State Construction Engineering Corp. Ltd., Class A	105,700	88,540
China Telecom Corp. Ltd., Class H	612,000	308,171
China Tower Corp. Ltd., Class H(d)	1,824,000	479,114
China Unicom Hong Kong Ltd.	288,000	314,900
China Vanke Co. Ltd., Class A	21,601	87,599
China Vanke Co. Ltd., Class H	56,000	209,962
China Yangtze Power Co. Ltd., Class A	14,600	38,066
Chongqing Rural Commercial Bank Co. Ltd., Class H	122,000	66,367
CIFI Holdings Group Co. Ltd.	170,000	112,019
CITIC Securities Co. Ltd., Class H	103,000	214,820
CNOOC Ltd.	765,000	1,304,908
Country Garden Holdings Co. Ltd.(b)	341,270	518,815
Country Garden Services Holdings Co. Ltd.	101,000	233,378
CRRC Corp. Ltd., Class H	222,350	185,861
CSPC Pharmaceutical Group Ltd.	220,000	354,827
Ctrip.com International Ltd. — ADR(a)	17,299	638,506
Dali Foods Group Co. Ltd.(d)	175,500	116,453
Dongfeng Motor Group Co. Ltd., Class H	138,000	113,155
ENN Energy Holdings Ltd.	34,000	330,874
Far East Horizon Ltd.	141,000	144,218
Foshan Haitian Flavouring & Food Co. Ltd., Class A	6,300	96,478
Fosun International Ltd.	131,500	175,081
Future Land Development Holdings Ltd.	108,000	142,181
Fuyao Glass Industry Group Co. Ltd., Class A	1,200	3,978
GD Power Development Co. Ltd., Class A	234,500	86,756
GDS Holdings Ltd. — ADR(a)(b)	2,591	97,344
Geely Automobile Holdings Ltd.	228,000	390,936
Genscript Biotech Corp.(a)	36,000	90,333
GF Securities Co. Ltd., Class H	93,600	111,363
Great Wall Motor Co. Ltd., Class H	157,500	112,847
Gree Electric Appliances, Inc. of Zhuhai, Class A	11,300	90,803
Guangzhou Automobile Group Co. Ltd., Class H	134,400	143,603
Guangzhou R&F Properties Co. Ltd., Class H	26,000	50,037
Guotai Junan Securities Co. Ltd., Class A	4,644	12,430
Haitian International Holdings Ltd.	67,000	139,035
Haitong Securities Co. Ltd., Class H	163,200	183,066
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	34,899	140,604
Hengan International Group Co. Ltd.	28,000	206,170
Huaneng Power International, Inc., Class H	192,000	113,070
Huaneng Renewables Corp. Ltd., Class H	158,000	43,501
Huatai Securities Co. Ltd., Class H(d)	68,800	118,424
Huazhu Group Ltd., ADR	6,229	225,801
Industrial & Commercial Bank of China Ltd., Class A	102,500	87,971
Industrial & Commercial Bank of China Ltd., Class H	2,859,000	2,086,845
Industrial Bank Co. Ltd., Class A	35,600	94,904
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	19,400	94,533
iQIYI, Inc., ADR(a)(b)	6,171	127,431
JD.com, Inc. — ADR(a)	31,873	965,433
Jiangsu Expressway Co. Ltd., Class H	26,000	37,003
Jiangsu Hengrui Medicine Co. Ltd., Class A	7,800	75,066
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	5,200	92,258
Jiangxi Copper Co. Ltd., Class H	36,000	47,978
Kaisa Group Holdings Ltd.(a)	221,000	109,179
Kingdee International Software Group Co. Ltd.(b)	100,000	108,328

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) June 30, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Kingsoft Corp. Ltd.(a)	25,000	$54,150
Kunlun Energy Co. Ltd.	134,000	116,999
Kweichow Moutai Co. Ltd., Class A	1,716	246,372
KWG Group Holdings Ltd.(a)	74,000	75,183
Lenovo Group Ltd.	322,000	249,319
Li Ning Co. Ltd.	60,500	143,072
Logan Property Holdings Co. Ltd.	72,000	116,425
Longfor Properties Co. Ltd.	74,500	280,895
Meitu, Inc.(a)(d)	263,500	85,042
Meituan Dianping, Class B(a)	41,000	360,116
Midea Group Co. Ltd., Class A	4,100	31,063
Momo, Inc., ADR(b)	5,419	194,000
NetEase, Inc. — ADR	3,172	811,302
New China Life Insurance Co. Ltd., Class H	43,200	210,206
New Oriental Education & Technology Group, Inc. — ADR(a)	5,688	549,347
NIO, Inc., ADR(a)(b)	23,275	59,351
Noah Holdings Ltd., ADR(a)(b)	1,707	72,633
People’s Insurance Co. Group of China Ltd., Class H	381,000	148,783
PetroChina Co. Ltd., Class H	818,000	451,035
PICC Property & Casualty Co. Ltd., Class H	320,298	345,601
Pinduoduo, Inc., ADR(a)	10,474	216,079
Ping An Bank Co. Ltd., Class A	47,100	94,640
Ping An Insurance Group Co. of China Ltd., Class A	16,200	209,404
Ping An Insurance Group Co. of China Ltd., Class H	228,000	2,741,671
Postal Savings Bank of China Co. Ltd., Class H(d)	453,000	269,159
Semiconductor Manufacturing International Corp.(a)	115,100	128,298
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	132,000	119,781
Shanghai Electric Group Co. Ltd., Class H	104,000	37,679
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	21,500	65,118
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	85,800	103,859
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	62,000	121,892
Shanghai Pudong Development Bank Co. Ltd., Class A	94,987	161,711
Shenwan Hongyuan Group Co. Ltd., Class A	127,900	93,383
Shenzhou International Group Holdings Ltd.	35,000	482,815
SINA Corp.(a)	2,721	117,357
Sino Biopharmaceutical Ltd.	295,500	302,319
Sino-Ocean Group Holding Ltd.	137,000	58,273
Sinopec Shanghai Petrochemical Co. Ltd., Class H	123,000	48,983
Sinopharm Group Co. Ltd., Class H	48,000	169,012
SOHO China Ltd.	195,000	68,941
Sunac China Holdings Ltd.	109,000	535,287
Sunny Optical Technology Group Co. Ltd.	29,400	304,386
TAL Education Group — ADR(a)(b)	14,334	546,125
Tencent Holdings Ltd.	239,800	10,848,405
Tingyi Cayman Islands Holding Corp.(b)	88,000	147,012
TravelSky Technology Ltd.,Class H	59,000	118,660
Tsingtao Brewery Co. Ltd., Class H	14,000	89,204
Uni-President China Holdings Ltd.	82,000	91,340
Vipshop Holdings Ltd. — ADR(a)	19,089	164,738
Want Want China Holdings Ltd.	192,000	156,138
Weibo Corp. — ADR(a)(b)	2,003	87,231
Weichai Power Co. Ltd., Class H	96,800	163,730
Wens Foodstuffs Group Co. Ltd., Class A	16,800	87,822
Wuliangye Yibin Co. Ltd., Class A	4,900	84,366
WuXi AppTec Co. Ltd., Class H(d)	10,920	95,756
Wuxi Biologics Cayman, Inc.(a)(d)	22,000	197,373
Xiaomi Corp., Class B(a)(b)(d)	190,600	244,460
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	69,600	76,114

Security	Shares	Value

China (continued)
Xinyi Solar Holdings Ltd.	164,000	$81,036
Yangzijiang Shipbuilding Holdings Ltd.(b)	94,000	106,499
Yanzhou Coal Mining Co. Ltd., Class H	108,000	100,991
Yihai International Holding Ltd.(a)(b)	23,000	119,321
Yonyou Network Technology Co. Ltd., Class A	25,300	99,226
Yum China Holdings, Inc.	14,803	683,899
YY, Inc. — ADR(a)(b)	2,186	152,342
Zhejiang Chint Electrics Co. Ltd., Class A	25,000	84,210
Zhejiang Expressway Co. Ltd., Class H	54,000	56,915
Zhongsheng Group Holdings Ltd.	30,000	83,647
Zhuzhou CRRC Times Electric Co. Ltd., Class H	28,400	149,703
Zijin Mining Group Co. Ltd., Class H	218,000	88,593
ZTE Corp., Class H(a)	14,400	41,695
ZTO Express Cayman, Inc., — ADR(b)	16,995	324,944

		67,905,949

Colombia — 0.1%
Cementos Argos SA	13,113	30,605
Ecopetrol SA	242,372	220,235
Grupo Argos SA	6,618	35,628
Grupo de Inversiones Suramericana SA	15,087	160,096
Interconexion Electrica SA	6,953	38,643

		485,207

Czech Republic — 0.0%
CEZ AS	9,764	235,961
Komercni Banka AS	1,505	59,969
Moneta Money Bank AS(d)	25,594	87,711

		383,641

Denmark — 1.1%
AP Moeller — Maersk A/S, Class A	151	175,606
AP Moeller — Maersk A/S, Class B	257	319,790
Carlsberg A/S, Class B	4,531	601,251
Chr Hansen Holding A/S	4,744	446,434
Coloplast A/S, Class B	4,915	555,585
Danske Bank A/S	32,919	521,545
Demant A/S(a)	3,644	113,420
DSV A/S	7,678	756,052
Genmab A/S(a)	2,569	472,382
H Lundbeck A/S	4,294	170,082
ISS A/S	6,211	187,776
Novo Nordisk A/S, Class B	72,240	3,689,817
Novozymes A/S, Class B	9,058	422,346
Orsted A/S(d)	8,475	733,163
Pandora A/S	4,563	162,315
Tryg A/S	3,954	128,665
Vestas Wind Systems A/S	7,935	687,438

		10,143,667

Finland — 0.8%
Elisa OYJ	6,381	311,348
Fortum OYJ	17,734	391,950
Kone OYJ, Class B	14,221	839,797
Metso OYJ	5,754	226,456
Neste OYJ	17,387	591,113
Nokia OYJ	243,051	1,210,587
Nokian Renkaat OYJ(a)	5,359	167,363
Nordea Bank Abp	129,178	937,986
Orion OYJ, Class B	5,835	213,975
Sampo OYJ, Class A	18,858	890,181
Stora Enso OYJ, Class R	24,213	284,931
UPM-Kymmene OYJ	22,912	609,620
Wartsila OYJ	20,628	299,515

		6,974,822

20	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

France — 7.3%
Accor SA	7,130	$306,059
Aeroports de Paris	1,364	240,655
Air Liquide SA	18,558	2,595,678
Airbus SE	24,419	3,455,815
Alstom SA	6,150	285,056
Amundi SA(d)	3,754	262,103
Arkema SA	2,951	274,338
Atos SE	4,016	335,525
AXA SA	81,764	2,147,262
BioMerieux	1,981	164,143
BNP Paribas SA	45,933	2,177,466
Bollore SA	36,855	162,620
Bouygues SA	8,878	328,779
Bureau Veritas SA	10,607	261,811
Capgemini SE	6,870	854,168
Carrefour SA	23,637	456,382
Casino Guichard-Perrachon SA(b)	2,868	97,836
Cie de Saint-Gobain	21,364	834,259
Cie Generale des Etablissements Michelin SCA	6,948	878,515
CNP Assurances	7,565	171,713
Covivio	2,326	243,463
Credit Agricole SA	44,880	535,540
Danone SA	26,403	2,235,600
Dassault Aviation SA	127	182,536
Dassault Systemes SE	5,711	910,935
Edenred	9,695	494,101
Eiffage SA	2,780	274,746
Electricite de France SA	23,635	297,987
Engie SA	78,310	1,187,453
EssilorLuxottica SA	11,853	1,544,705
Eurazeo SE	2,062	143,685
Eutelsat Communications SA	6,653	124,252
Faurecia SA	3,630	168,366
Gecina SA	2,235	334,451
Getlink SE	23,156	370,924
Hermes International	1,253	903,286
ICADE	1,426	130,693
Iliad SA	971	109,041
Imerys SA	151	8,005
Ingenico Group SA	2,934	259,663
Ipsen SA	1,966	268,154
JCDecaux SA	2,391	72,402
Kering SA	3,119	1,840,905
Klepierre SA	10,451	350,139
L’Oreal SA	10,601	3,014,161
Legrand SA	11,506	841,190
LVMH Moet Hennessy Louis Vuitton SE	11,970	5,088,751
Natixis SA	41,329	166,415
Orange SA	82,137	1,295,555
Pernod Ricard SA	8,705	1,603,256
Peugeot SA	23,757	584,718
Publicis Groupe SA	8,194	432,486
Remy Cointreau SA	958	138,129
Renault SA	9,369	589,032
Safran SA	14,115	2,064,908
Sanofi	47,037	4,065,047
Sartorius Stedim Biotech	1,419	223,752
Schneider Electric SE	23,142	2,093,955
SCOR SE	5,936	260,227
SEB SA	1,060	190,696
SES SA	19,436	303,884
Societe BIC SA	1,627	123,937
Societe Generale SA	31,963	806,726
Sodexo SA(b)	3,318	387,854

Security	Shares	Value

France (continued)
Suez	13,511	$194,961
Teleperformance	2,278	456,413
Thales SA	4,598	567,955
TOTAL SA	99,942	5,606,122
UbiSoft Entertainment SA(a)	3,460	270,602
Unibail-Rodamco-Westfield	5,976	895,282
Valeo SA(b)	9,642	313,904
Veolia Environnement SA	20,484	498,793
Vinci SA	21,870	2,233,487
Vivendi SA	44,181	1,212,445
Wendel SA	1,358	185,132
Worldline SA(a)(d)	3,101	225,301

		66,216,291

Germany — 5.4%
1&1 Drillisch AG	1,839	61,362
adidas AG	7,714	2,386,481
Allianz SE, Registered Shares	17,720	4,273,641
Aroundtown SA(b)	30,974	255,541
Axel Springer SE	2,564	180,617
BASF SE	37,927	2,759,160
Bayer AG, Registered Shares	38,446	2,666,626
Bayerische Motoren Werke AG	13,613	1,006,238
Beiersdorf AG	4,329	519,073
Brenntag AG	4,958	243,277
Carl Zeiss Meditec AG, Bearer Shares(b)	1,484	146,367
Commerzbank AG	42,982	308,667
Continental AG	4,546	661,984
Covestro AG(d)	8,522	433,851
Daimler AG, Registered Shares	37,817	2,109,123
Delivery Hero SE(a)(d)	4,149	188,333
Deutsche Bank AG, Registered Shares	83,109	640,859
Deutsche Boerse AG	7,801	1,101,267
Deutsche Lufthansa AG, Registered Shares	9,190	157,570
Deutsche Post AG, Registered Shares	41,760	1,373,770
Deutsche Telekom AG, Registered Shares	141,720	2,455,248
Deutsche Wohnen SE, Bearer Shares	15,404	564,450
E.ON SE	97,468	1,057,539
Evonik Industries AG	6,832	199,070
Fraport AG Frankfurt Airport Services Worldwide	2,602	223,968
Fresenius Medical Care AG & Co. KGaA	8,755	687,558
Fresenius SE & Co. KGaA	17,495	949,978
GEA Group AG	8,213	233,090
Hannover Rueck SE	2,781	449,669
HeidelbergCement AG	6,401	518,003
Henkel AG & Co. KGaA	5,345	491,244
Hochtief AG	1,191	145,039
HUGO BOSS AG	2,796	186,342
Infineon Technologies AG	47,815	849,657
Innogy SE	4,794	205,240
KION Group AG	3,141	198,640
Knorr-Bremse AG(b)	1,573	175,289
LANXESS AG	3,663	217,544
Merck KGaA	6,299	657,938
METRO AG	6,286	114,863
MTU Aero Engines AG	2,080	496,102
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	6,419	1,608,971
Puma SE	3,150	210,076
RWE AG	22,482	554,756
SAP SE	41,843	5,736,334
Siemens AG, Registered Shares	32,338	3,850,011
Siemens Healthineers AG(d)	6,578	277,183
Symrise AG	5,116	492,621
Telefonica Deutschland Holding AG	31,438	87,833

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) June 30, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Thyssenkrupp AG(b)	14,807	$216,193
TUI AG(b)	20,400	200,299
Uniper SE	9,623	291,595
United Internet AG, Registered Shares(b)	4,731	155,868
Volkswagen AG	1,335	228,988
Vonovia SE	21,016	1,003,930
Wirecard AG	5,057	853,704
Zalando SE(a)(d)	5,190	229,796

		48,548,436

Greece — 0.1%
Alpha Bank AE(a)	69,105	138,348
Eurobank Ergasias SA(a)	107,023	105,340
FF Group(a)(e)	205	2
Hellenic Telecommunications Organization SA	12,770	188,770
JUMBO SA	4,656	90,116
Motor Oil Hellas Corinth Refineries SA	3,560	91,082
National Bank of Greece SA(a)	32,926	90,199
OPAP SA	10,676	119,748
Titan Cement Co. SA	1,660	32,391

		855,996

Hong Kong — 3.3%
AIA Group Ltd.	515,000	5,561,433
Alibaba Health Information Technology Ltd.(a)(b)	176,000	168,681
Alibaba Pictures Group Ltd.(a)	480,000	103,216
ASM Pacific Technology Ltd.(b)	12,700	130,205
Bank of East Asia Ltd.	59,000	164,988
Beijing Enterprises Holdings Ltd.	21,000	106,748
Beijing Enterprises Water Group Ltd.(a)	232,000	137,889
BOC Hong Kong Holdings Ltd.	149,500	588,603
CHINA COM RICH RENE ENE INVEST(e)	11,997	—
China Ding Yi Feng Holdings Ltd.(b)(e)	40,000	768
China Everbright International Ltd.	146,629	135,433
China Everbright Ltd.	52,000	76,860
China First Capital Group Ltd.(a)	148,000	44,145
China Gas Holdings Ltd.	74,000	274,984
China Jinmao Holdings Group Ltd.	172,000	104,623
China Merchants Port Holdings Co. Ltd.	65,720	111,835
China Mobile Ltd.	254,500	2,316,882
China Resources Beer Holdings Co. Ltd.	62,000	294,551
China Resources Cement Holdings Ltd.	122,000	118,115
China Resources Power Holdings Co. Ltd.	118,000	172,120
China State Construction International Holdings Ltd.(b)	70,000	71,901
China Taiping Insurance Holdings Co. Ltd.	72,672	194,669
CITIC Ltd.	220,000	316,645
CK Asset Holdings Ltd.	121,008	947,986
CK Hutchison Holdings Ltd.	110,008	1,085,091
CK Infrastructure Holdings Ltd.	26,000	211,907
CLP Holdings Ltd.	71,500	787,915
COSCO SHIPPING Ports Ltd.	134,000	132,225
Dairy Farm International Holdings Ltd.(b)	13,100	93,637
Fullshare Holdings Ltd.(a)	262,500	16,312
Galaxy Entertainment Group Ltd.(b)	96,000	645,792
GOME Retail Holdings Ltd.(a)(b)	627,000	67,450
Guangdong Investment Ltd.	122,000	241,219
Haier Electronics Group Co. Ltd.	48,000	133,191
Hang Lung Properties Ltd.	70,000	166,531
Hang Seng Bank Ltd.	31,300	779,072
Henderson Land Development Co. Ltd.	66,800	368,290
HK Electric Investments & HK Electric Investments Ltd.(c)	108,500	111,115
HKT Trust & HKT Ltd.(c)	129,900	206,198
Hong Kong & China Gas Co. Ltd.	423,619	939,123
Hong Kong Exchanges & Clearing Ltd.	48,800	1,724,596

Security	Shares	Value

Hong Kong (continued)
Hongkong Land Holdings Ltd.	53,700	$346,135
Hutchison China MediTech, Ltd., ADR(a)(b)	3,003	66,066
Hysan Development Co. Ltd.	25,000	129,179
Jardine Matheson Holdings Ltd.	10,400	655,959
Jardine Strategic Holdings Ltd.(b)	8,800	335,784
Kerry Properties Ltd.	27,500	115,514
Kingboard Chemical Holdings Ltd.	35,000	97,481
Kingboard Laminates Holdings Ltd.	132,000	121,111
Link REIT	87,000	1,070,570
Melco Resorts & Entertainment Ltd. , ADR	11,155	242,287
MGM China Holdings Ltd.	76,400	129,788
MMG Ltd.(a)	8,000	2,799
MTR Corp. Ltd.	65,500	441,198
New World Development Co. Ltd.	280,666	439,009
Nine Dragons Paper Holdings Ltd.	39,000	34,612
NWS Holdings Ltd.	52,186	107,335
PCCW Ltd.	135,000	77,905
Power Assets Holdings Ltd.	57,000	410,060
Sands China Ltd.	83,200	397,452
Shanghai Industrial Holdings Ltd.	15,000	32,524
Shangri-La Asia Ltd.	32,000	40,300
Shenzhen International Holdings Ltd.	40,500	80,472
Shimao Property Holdings Ltd.	51,000	155,374
Sino Land Co. Ltd.	130,800	219,362
Sinotruk Hong Kong Ltd.	56,000	97,027
SJM Holdings Ltd.	69,000	78,462
SSY Group Ltd.	104,000	94,014
Sun Art Retail Group Ltd.	110,000	104,245
Sun Hung Kai Properties Ltd.	68,000	1,153,624
Swire Pacific Ltd., Class A	21,000	258,032
Swire Properties Ltd.	38,200	154,432
Techtronic Industries Co. Ltd.	58,000	444,328
Vitasoy International Holdings Ltd.	30,000	144,269
WH Group Ltd.(d)	370,500	375,833
Wharf Holdings Ltd.	61,000	161,671
Wharf Real Estate Investment Co. Ltd.	48,000	338,276
Wheelock & Co. Ltd.	34,000	244,141
Wynn Macau Ltd.	73,600	164,764
Yue Yuen Industrial Holdings Ltd.	28,000	76,799

		29,491,137

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	7,976	88,543
OTP Bank Nyrt	11,103	442,137
Richter Gedeon Nyrt	3,096	57,047

		587,727

India — 2.3%
Adani Ports & Special Economic Zone Ltd.	27,638	164,237
Ambuja Cements Ltd.	26,422	81,445
Ashok Leyland Ltd.	63,339	80,027
Asian Paints Ltd.	12,475	245,367
Aurobindo Pharma Ltd.	13,516	119,116
Avenue Supermarts, Ltd.(d)	5,577	112,866
Axis Bank Ltd.	80,239	939,594
Bajaj Auto Ltd.	3,253	133,243
Bajaj Finance Ltd.	7,651	407,914
Bajaj Finserv Ltd.	1,518	187,484
Bharat Forge Ltd.	11,954	77,919
Bharat Petroleum Corp. Ltd.	35,066	198,706
Bharti Airtel Ltd.	84,315	423,309
Bharti Infratel Ltd.	5,452	21,094
Bosch Ltd.	292	69,115
Britannia Industries, Ltd.	2,511	99,801
Cipla Ltd.	13,384	107,329

22	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Coal India Ltd.	42,303	$155,518
Container Corp. Of India Ltd.	7,502	61,932
Dabur India Ltd.	20,426	118,516
Divi’s Laboratories Ltd.	3,485	80,650
Dr. Reddy’s Laboratories Ltd.	1,007	37,308
Dr. Reddy’s Laboratories Ltd. — ADR	4,517	169,252
Eicher Motors Ltd.	644	178,470
GAIL India Ltd.	21,856	98,750
Glenmark Pharmaceuticals Ltd.	5,797	37,236
Godrej Consumer Products Ltd.	13,857	133,230
Grasim Industries Ltd.	15,713	208,026
Havells India Ltd.	8,781	99,990
HCL Technologies Ltd.	23,046	355,518
Hero MotoCorp Ltd.	1,935	72,379
Hindalco Industries Ltd.	32,856	98,537
Hindustan Petroleum Corp. Ltd.	19,087	79,869
Hindustan Unilever Ltd.	31,045	804,225
Housing Development Finance Corp. Ltd.	68,439	2,173,152
ICICI Bank Ltd.	58,395	369,684
ICICI Bank Ltd. — ADR(b)	22,806	287,128
ICICI Lombard General Insurance Co. Ltd.(d)	5,224	84,198
Indiabulls Housing Finance Ltd.	9,346	82,245
Indian Oil Corp. Ltd.	94,789	213,592
Infosys Ltd.	49,745	530,909
Infosys Ltd. — ADR(b)	97,713	1,045,529
InterGlobe Aviation Ltd.(d)	5,982	135,073
ITC Ltd.	140,268	556,219
JSW Steel Ltd.	32,800	131,394
Larsen & Toubro Ltd.	776	17,460
Larsen & Toubro Ltd. — GDR	18,237	407,597
LIC Housing Finance Ltd.	17,978	144,612
Lupin Ltd.	11,830	129,350
Mahindra & Mahindra Financial Services Ltd.	10,804	60,788
Mahindra & Mahindra Ltd.	3,897	36,992
Mahindra & Mahindra Ltd. — GDR	27,036	251,435
Marico Ltd.	22,064	118,535
Maruti Suzuki India Ltd.	4,353	412,087
Motherson Sumi Systems Ltd.	67,315	118,994
Nestle India Ltd.	897	154,805
NTPC Ltd.	151,656	310,551
Oil & Natural Gas Corp. Ltd.	92,787	225,500
Page Industries Ltd.	266	79,251
Petronet LNG Ltd.	23,885	84,804
Pidilite Industries Ltd.	5,574	98,057
Piramal Enterprises Ltd.	4,721	133,216
Power Grid Corp. of India Ltd.	61,808	185,295
Reliance Industries Ltd.	8,632	156,646
Reliance Industries Ltd. — GDR(a)(d)	54,998	1,988,251
Rural Electrification Corp. Ltd.	38,827	92,654
Shree Cement Ltd.	231	72,956
Shriram Transport Finance Co. Ltd.	5,718	89,499
State Bank of India(a)	27,343	143,083
State Bank of India — GDR(a)	5,712	295,882
Sun Pharmaceutical Industries Ltd.	27,879	162,031
Tata Consultancy Services Ltd.	37,077	1,196,454
Tata Motors Ltd.(a)	52,939	124,296
Tata Motors Ltd. — ADR(a)(b)	6,008	70,173
Tata Power Co. Ltd.	42,988	42,985
Tata Steel Ltd.	11,672	85,299
Tech Mahindra Ltd.	26,191	268,189
Titan Co. Ltd.	12,430	240,434
UltraTech Cement Ltd.	3,145	207,482
United Spirits Ltd.(a)	18,510	156,854
UPL Ltd.	13,245	179,895

Security	Shares	Value

India (continued)
Vedanta Ltd.	28,074	$70,933
Vedanta Ltd. — ADR(b)	11,497	116,925
Vodafone Idea Ltd.(a)	334,263	58,815
Wipro Ltd.	56,789	231,178
Wipro Ltd. — ADR(b)	13,183	57,082
Yes Bank Ltd.	63,193	99,504
Zee Entertainment Enterprises Ltd.	22,957	112,763

		21,156,687

Indonesia — 0.6%
Adaro Energy Tbk PT	1,086,700	104,760
Astra International Tbk PT	766,400	404,224
Bank Central Asia Tbk PT	414,200	878,964
Bank Mandiri Persero Tbk PT	892,400	506,659
Bank Negara Indonesia Persero Tbk PT	405,600	264,250
Bank Rakyat Indonesia Persero Tbk PT	2,128,700	657,183
Bank Tabungan Negara Persero Tbk PT	473,000	82,402
Barito Pacific Tbk PT	368,100	83,675
Bumi Serpong Damai Tbk PT(a)	384,500	41,756
Charoen Pokphand Indonesia Tbk PT	271,300	90,873
Gudang Garam Tbk PT	22,300	121,390
Hanjaya Mandala Sampoerna Tbk PT	483,800	107,690
Indah Kiat Pulp & Paper Corp. Tbk PT	126,800	84,284
Indocement Tunggal Prakarsa Tbk PT	88,600	125,218
Indofood CBP Sukses Makmur Tbk PT	37,800	27,170
Indofood Sukses Makmur Tbk PT	159,200	79,166
Jasa Marga Persero Tbk PT	75,780	30,688
Kalbe Farma Tbk PT	858,400	88,644
Pabrik Kertas Tjiwi Kimia Tbk PT	119,100	106,078
Pakuwon Jati Tbk PT	2,069,500	106,910
Perusahaan Gas Negara Persero Tbk PT	426,200	63,663
Semen Indonesia Persero Tbk PT	106,000	86,820
Surya Citra Media Tbk PT	84,000	9,580
Telekomunikasi Indonesia Persero Tbk PT	2,223,800	651,764
Unilever Indonesia Tbk PT	45,500	145,030
United Tractors Tbk PT	79,900	159,420

		5,108,261

Ireland — 0.5%
AerCap Holdings NV(a)	6,636	345,138
AIB Group PLC	25,404	103,877
Bank of Ireland Group PLC	48,092	251,599
CRH PLC	36,231	1,184,291
DCC PLC(b)	4,703	419,561
James Hardie Industries PLC	18,840	248,013
Kerry Group PLC, Class A	6,848	817,621
Kingspan Group PLC	5,157	280,066
Paddy Power Betfair PLC	3,768	283,383
Smurfit Kappa Group PLC	9,784	296,479

		4,230,028

Isle of Man — 0.0%
GVC Holdings PLC	20,000	165,788

Israel — 0.4%
Azrieli Group Ltd.	3,506	235,262
Bank Hapoalim BM(a)	47,913	355,813
Bank Leumi Le-Israel BM	54,708	395,432
Check Point Software Technologies Ltd.(a)(b)	5,145	594,813
CyberArk Software Ltd.(a)	1,512	193,294
Elbit Systems Ltd.(b)	1,599	238,573
Israel Chemicals Ltd.	34,017	178,962
Israel Discount Bank Ltd., Series A	27,807	113,380
Mizrahi Tefahot Bank Ltd.(a)	7,034	162,487
NICE Ltd.(a)	2,571	351,959
Teva Pharmaceutical Industries Ltd. — ADR(a)	46,513	429,315
Wix.com Ltd.(a)(b)	1,805	256,491

		3,505,781

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) June 30, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy — 1.3%
Assicurazioni Generali SpA	48,667	$916,282
Atlantia SpA	19,204	500,770
Davide Campari-Milano SpA	25,177	246,650
Enel SpA	334,534	2,333,625
Eni SpA	107,510	1,787,603
Ferrari NV	5,099	826,749
FinecoBank Banca Fineco SpA	23,619	263,481
Intesa Sanpaolo SpA	590,185	1,263,469
Leonardo SpA	15,326	194,434
Mediobanca Banca di Credito Finanziario SpA	34,909	359,974
Moncler SpA	8,703	373,022
Pirelli & C SpA(d)	15,564	91,872
Poste Italiane SpA(d)	21,934	231,134
Prysmian SpA(b)	11,451	236,597
Recordati SpA	3,273	136,420
Snam SpA	101,468	504,785
Telecom Italia SpA(a)	584,492	319,106
Telecom Italia SpA, Non-Convertible Savings Shares	170,819	88,571
Terna Rete Elettrica Nazionale SpA	71,935	458,342
UniCredit SpA	84,203	1,036,441

		12,169,327

Japan — 15.5%
ABC-Mart, Inc.	1,700	110,868
Acom Co. Ltd.	14,700	53,049
Advantest Corp.	9,900	272,556
Aeon Co. Ltd.	26,000	447,445
AEON Financial Service Co. Ltd.	4,000	64,559
Aeon Mall Co. Ltd.	5,190	78,203
AGC, Inc.	7,100	245,957
Air Water, Inc.	5,200	89,275
Aisin Seiki Co. Ltd.	7,000	241,466
Ajinomoto Co., Inc.	17,300	300,133
Alfresa Holdings Corp.	8,900	220,107
Alps Alpine Co. Ltd.	7,600	128,710
Amada Holdings Co. Ltd.	13,600	153,724
ANA Holdings, Inc.	3,800	125,956
Aozora Bank Ltd.	4,500	108,201
Asahi Group Holdings Ltd.	15,600	702,291
Asahi Intecc Co. Ltd.	6,800	168,090
Asahi Kasei Corp.	54,100	578,359
Astellas Pharma, Inc.	79,500	1,132,936
Bandai Namco Holdings, Inc.	8,000	388,197
Bank of Kyoto Ltd.	3,000	116,310
Benesse Holdings, Inc.	4,800	112,019
Bridgestone Corp.(b)	25,100	990,168
Brother Industries Ltd.	9,200	174,261
Calbee, Inc.	4,500	121,536
Canon, Inc.(b)	39,500	1,156,681
Casio Computer Co. Ltd.	7,800	97,250
Central Japan Railway Co.	6,100	1,223,099
Chiba Bank Ltd.	26,100	127,811
Chubu Electric Power Co., Inc.	25,000	351,183
Chugai Pharmaceutical Co. Ltd.	9,800	641,829
Chugoku Electric Power Co., Inc.	14,700	185,378
Coca-Cola Bottlers Japan Holdings, Inc.	7,100	180,085
Concordia Financial Group Ltd.	48,900	182,503
Credit Saison Co. Ltd.	7,700	90,369
CyberAgent, Inc.	5,400	196,787
Dai Nippon Printing Co. Ltd.	9,400	200,758
Dai-ichi Life Holdings, Inc.	40,800	617,293
Daicel Corp.	11,900	106,052
Daifuku Co. Ltd.	4,900	276,768
Daiichi Sankyo Co. Ltd.	24,900	1,305,893
Daikin Industries Ltd.	10,500	1,374,859

Security	Shares	Value

Japan (continued)
Daito Trust Construction Co. Ltd.	2,700	$344,334
Daiwa House Industry Co. Ltd.	23,700	692,530
Daiwa House REIT Investment Corp.	85	205,176
Daiwa Securities Group, Inc.	65,000	285,379
Denso Corp.	18,300	771,639
Dentsu, Inc.	9,500	332,248
Disco Corp.	1,400	231,022
East Japan Railway Co.	12,300	1,151,818
Eisai Co. Ltd.	11,500	651,776
Electric Power Development Co. Ltd.	7,100	161,569
FamilyMart UNY Holdings Co. Ltd.	10,000	238,745
FANUC Corp.	8,100	1,505,083
Fast Retailing Co. Ltd.	2,400	1,452,716
Fuji Electric Co. Ltd.	4,700	162,887
FUJIFILM Holdings Corp.	17,500	888,471
Fujitsu Ltd.	7,700	538,124
Fukuoka Financial Group, Inc.	7,600	139,182
GMO Payment Gateway, Inc.	1,500	103,661
Hakuhodo DY Holdings, Inc.	14,000	236,469
Hamamatsu Photonics KK	6,400	250,028
Hankyu Hanshin Holdings, Inc.	11,600	416,234
Hikari Tsushin, Inc.	1,000	218,466
Hino Motors Ltd.	1,700	14,348
Hirose Electric Co. Ltd.	1,611	180,268
Hisamitsu Pharmaceutical Co., Inc.	2,900	114,929
Hitachi Chemical Co. Ltd.	5,500	149,906
Hitachi Construction Machinery Co. Ltd.	4,600	120,344
Hitachi High-Technologies Corp.	4,000	205,637
Hitachi Ltd.	39,600	1,456,991
Hitachi Metals Ltd.	8,000	90,717
Honda Motor Co. Ltd.	65,700	1,698,921
Hoshizaki Corp.	2,500	186,428
Hoya Corp.	15,700	1,206,611
Hulic Co. Ltd.(b)	11,000	88,558
Idemitsu Kosan Co. Ltd.	8,649	261,589
IHI Corp.	7,700	186,148
Iida Group Holdings Co. Ltd.	6,800	110,091
Inpex Corp.	45,900	416,006
Isetan Mitsukoshi Holdings Ltd.	11,500	93,352
Isuzu Motors Ltd.	24,900	284,385
ITOCHU Corp.	57,000	1,091,950
Itochu Techno-Solutions Corp.	3,300	84,837
J. Front Retailing Co. Ltd.	11,100	127,520
Japan Airlines Co. Ltd.	4,700	150,004
Japan Airport Terminal Co. Ltd.	1,700	72,707
Japan Exchange Group, Inc.	24,200	385,429
Japan Post Bank Co. Ltd.	18,900	192,054
Japan Post Holdings Co. Ltd.	67,700	766,703
Japan Prime Realty Investment Corp.	23	99,682
Japan Real Estate Investment Corp.	44	267,820
Japan Retail Fund Investment Corp.	107	216,418
Japan Tobacco, Inc.(b)	49,400	1,088,957
JFE Holdings, Inc.	20,100	295,969
JGC Corp.	10,000	136,810
JSR Corp.	7,600	120,387
JTEKT Corp.	6,200	75,387
JXTG Holdings, Inc.	140,900	702,232
Kajima Corp.	14,500	199,440
Kakaku.com, Inc.	7,400	143,119
Kamigumi Co. Ltd.	4,300	101,969
Kaneka Corp.	3,800	143,270
Kansai Electric Power Co., Inc.	30,300	347,340
Kansai Paint Co. Ltd.	7,600	159,722
Kao Corp.	20,900	1,594,760

24	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kawasaki Heavy Industries Ltd.	5,800	$136,788
KDDI Corp.	74,900	1,905,956
Keihan Holdings Co. Ltd.	2,600	113,438
Keikyu Corp.	11,000	189,671
Keio Corp.	4,000	263,613
Keisei Electric Railway Co. Ltd.	5,400	196,965
Keyence Corp.	4,040	2,491,559
Kikkoman Corp.	6,200	270,359
Kintetsu Group Holdings Co. Ltd.	7,100	340,391
Kirin Holdings Co. Ltd.(b)	35,700	770,852
Kobayashi Pharmaceutical Co. Ltd.	2,600	186,536
Kobe Steel Ltd.	14,000	91,892
Koito Manufacturing Co. Ltd.	4,500	240,824
Komatsu Ltd.	38,500	934,695
Konami Holdings Corp.	3,400	159,932
Konica Minolta, Inc.	13,300	129,590
Kose Corp.	1,200	202,538
Kubota Corp.	43,400	725,062
Kuraray Co. Ltd.	13,400	160,521
Kurita Water Industries Ltd.	7,400	184,370
Kyocera Corp.	13,500	884,570
Kyowa Hakko Kirin Co. Ltd.	12,600	227,349
Kyushu Electric Power Co., Inc.	14,400	141,471
Kyushu Railway Co.	6,700	195,457
Lawson, Inc.	1,900	91,279
LINE Corp.(a)	3,000	84,377
Lion Corp.	7,500	139,915
LIXIL Group Corp.	13,600	215,737
M3, Inc.	16,200	297,284
Makita Corp.	9,400	320,939
Marubeni Corp.	54,600	362,421
Marui Group Co. Ltd.	9,500	193,735
Maruichi Steel Tube Ltd.	2,400	66,790
Mazda Motor Corp.	30,300	313,647
McDonald’s Holdings Co. Japan Ltd.(b)	2,300	101,475
Mebuki Financial Group, Inc.	38,630	100,945
Medipal Holdings Corp.	10,300	227,821
MEIJI Holdings Co. Ltd.	4,900	350,355
Mercari, Inc.(a)	3,200	85,244
MINEBEA MITSUMI, Inc.	14,000	238,526
MISUMI Group, Inc.	11,100	279,796
Mitsubishi Chemical Holdings Corp.	46,800	327,661
Mitsubishi Corp.	55,600	1,469,250
Mitsubishi Electric Corp.	76,300	1,008,692
Mitsubishi Estate Co. Ltd.	49,800	928,145
Mitsubishi Gas Chemical Co., Inc.	9,300	124,391
Mitsubishi Heavy Industries Ltd.	14,800	645,458
Mitsubishi Materials Corp.	6,200	176,630
Mitsubishi Motors Corp.	36,300	174,353
Mitsubishi Tanabe Pharma Corp.	11,500	127,980
Mitsubishi UFJ Financial Group, Inc.	514,400	2,450,074
Mitsubishi UFJ Lease & Finance Co. Ltd.	15,200	80,772
Mitsui & Co. Ltd.	71,200	1,162,190
Mitsui Chemicals, Inc.	7,900	196,271
Mitsui Fudosan Co. Ltd.	37,100	901,685
Mitsui OSK Lines Ltd.	4,700	112,861
Mizuho Financial Group, Inc.	1,032,300	1,501,094
MonotaRO Co Ltd.	7,500	183,722
MS&AD Insurance Group Holdings, Inc.	17,700	562,619
Murata Manufacturing Co. Ltd.	23,200	1,044,481
Nabtesco Corp.	5,000	139,685
Nagoya Railroad Co. Ltd.	7,900	218,782
NEC Corp.	11,200	441,964
Nexon Co. Ltd.(a)	21,700	317,029

Security	Shares	Value

Japan (continued)
NGK Insulators Ltd.	9,000	$131,618
NGK Spark Plug Co. Ltd.	8,500	159,914
NH Foods Ltd.	4,000	171,499
Nidec Corp.	9,600	1,318,416
Nikon Corp.	14,700	209,028
Nintendo Co. Ltd.	4,900	1,797,803
Nippon Building Fund, Inc.	49	335,629
Nippon Electric Glass Co. Ltd.(b)	2,600	66,082
Nippon Express Co. Ltd.	3,800	202,540
Nippon Paint Holdings Co. Ltd.	5,800	225,798
Nippon Steel Corp.	35,547	611,765
Nippon Telegraph & Telephone Corp.	28,700	1,337,124
Nippon Yusen KK	5,300	85,300
Nissan Chemical Corp.	5,900	266,550
Nissan Motor Co. Ltd.	89,300	639,608
Nisshin Seifun Group, Inc.	9,000	205,549
Nissin Foods Holdings Co. Ltd.	3,500	225,756
Nitori Holdings Co. Ltd.	3,400	451,188
Nitto Denko Corp.	7,300	361,324
Nomura Holdings, Inc.	140,300	496,687
Nomura Real Estate Holdings, Inc.	5,200	112,003
Nomura Real Estate Master Fund, Inc.	178	273,742
Nomura Research Institute Ltd.	14,343	230,653
NSK Ltd.	14,400	128,712
NTT Data Corp.	25,400	339,142
NTT DOCOMO, Inc.	54,600	1,273,922
Obayashi Corp.	24,900	245,980
Obic Co. Ltd.	2,800	318,207
Odakyu Electric Railway Co. Ltd.	12,300	301,418
Oji Holdings Corp.	39,000	225,912
Olympus Corp.	46,800	520,832
Omron Corp.	7,100	372,367
Ono Pharmaceutical Co. Ltd.	15,700	282,282
Oracle Corp. Japan	1,400	102,503
Oriental Land Co. Ltd.	7,900	980,059
ORIX Corp.	54,900	820,475
Osaka Gas Co. Ltd.	13,700	239,092
Otsuka Corp.	5,800	233,897
Otsuka Holdings Co. Ltd.	15,800	516,292
Pan Pacific International Holdings Corp.	5,000	317,897
Panasonic Corp.	93,100	777,679
Park24 Co. Ltd.	6,400	149,425
PeptiDream, Inc.(a)	3,600	184,903
Persol Holdings Co. Ltd.	8,300	195,681
Pigeon Corp.	4,200	169,369
Pola Orbis Holdings, Inc.	5,600	156,924
Rakuten, Inc.	39,300	469,837
Recruit Holdings Co. Ltd.	48,900	1,637,264
Renesas Electronics Corp.(a)	36,900	183,569
Resona Holdings, Inc.	94,700	395,049
Ricoh Co. Ltd.	28,600	286,120
Rinnai Corp.	2,100	133,772
Rohm Co. Ltd.	3,800	256,028
Ryohin Keikaku Co. Ltd.	1,100	199,303
Sankyo Co. Ltd.	2,200	79,768
Santen Pharmaceutical Co. Ltd.	14,000	232,752
SBI Holdings, Inc.	8,850	219,818
Secom Co. Ltd.	8,500	732,443
Sega Sammy Holdings, Inc.	8,800	107,137
Seibu Holdings, Inc.	9,800	163,598
Seiko Epson Corp.	14,900	236,079
Sekisui Chemical Co. Ltd.	14,400	216,824
Sekisui House Ltd.	24,300	400,381
Seven & i Holdings Co. Ltd.	32,300	1,094,369

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) June 30, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Seven Bank Ltd.	32,800	$85,959
SG Holdings Co. Ltd.	6,400	181,980
Sharp Corp.	7,000	77,215
Shimadzu Corp.	11,000	270,799
Shimamura Co. Ltd.	1,100	82,353
Shimano, Inc.	3,300	491,734
Shimizu Corp.	19,400	161,528
Shin-Etsu Chemical Co. Ltd.	15,500	1,450,209
Shinsei Bank Ltd.	4,300	66,918
Shionogi & Co. Ltd.	12,300	710,729
Shiseido Co. Ltd.	16,700	1,263,132
Shizuoka Bank Ltd.	16,000	118,155
Showa Denko KK(b)	4,600	136,129
SMC Corp.	2,300	862,212
Softbank Corp.	67,900	882,079
SoftBank Group Corp.	69,600	3,352,305
Sohgo Security Services Co. Ltd.	4,200	194,133
Sompo Holdings, Inc.	14,800	572,487
Sony Corp.	53,100	2,790,402
Sony Financial Holdings, Inc.	6,900	166,050
Stanley Electric Co. Ltd.	5,700	140,545
Subaru Corp.	26,400	642,765
Sumco Corp.(b)	8,000	95,360
Sumitomo Chemical Co. Ltd.	54,400	253,305
Sumitomo Corp.	47,400	719,915
Sumitomo Dainippon Pharma Co. Ltd.	6,600	125,648
Sumitomo Electric Industries Ltd.	33,500	440,947
Sumitomo Heavy Industries Ltd.	4,400	152,011
Sumitomo Metal Mining Co. Ltd.	10,100	302,763
Sumitomo Mitsui Financial Group, Inc.	54,500	1,931,789
Sumitomo Mitsui Trust Holdings, Inc.	15,200	552,241
Sumitomo Realty & Development Co. Ltd.	16,000	572,396
Sumitomo Rubber Industries Ltd.	5,200	60,228
Sundrug Co. Ltd.	1,000	27,121
Suntory Beverage & Food Ltd.(b)	6,300	273,936
Suzuken Co. Ltd.	3,170	186,280
Suzuki Motor Corp.	16,200	762,147
Sysmex Corp.	7,400	484,109
T&D Holdings, Inc.	24,800	269,911
Taiheiyo Cement Corp.	5,900	179,128
Taisei Corp.	8,800	320,553
Taisho Pharmaceutical Holdings Co. Ltd.	1,300	100,134
Taiyo Nippon Sanso Corp.	4,400	93,680
Takeda Pharmaceutical Co. Ltd.	61,876	2,201,104
TDK Corp.	5,600	436,206
Teijin Ltd.	7,200	123,009
Terumo Corp.	26,600	794,633
THK Co. Ltd.	5,800	139,510
Tobu Railway Co. Ltd.	8,100	236,394
Toho Co. Ltd.	5,500	234,322
Toho Gas Co. Ltd.	3,600	132,741
Tohoku Electric Power Co., Inc.	14,800	149,760
Tokio Marine Holdings, Inc.	27,400	1,374,804
Tokyo Century Corp.	2,300	97,330
Tokyo Electric Power Co. Holdings, Inc.(a)	64,400	336,365
Tokyo Electron Ltd.	6,700	941,721
Tokyo Gas Co. Ltd.	15,700	370,080
Tokyu Corp.	21,400	379,951
Tokyu Fudosan Holdings Corp.	30,800	170,454
Toppan Printing Co. Ltd.	11,500	174,872
Toray Industries, Inc.	57,100	433,816
Toshiba Corp.	27,800	866,658
Tosoh Corp.	10,700	150,923
TOTO Ltd.	5,900	233,653

Security	Shares	Value

Japan (continued)
Toyo Seikan Group Holdings Ltd.	8,500	$169,004
Toyo Suisan Kaisha Ltd.	5,400	222,582
Toyoda Gosei Co. Ltd.	4,300	84,036
Toyota Industries Corp.	6,200	341,946
Toyota Motor Corp.	98,406	6,107,452
Toyota Tsusho Corp.	10,200	309,843
Trend Micro, Inc.	5,700	254,698
Tsuruha Holdings, Inc.	1,800	166,938
Unicharm Corp.	15,900	479,362
United Urban Investment Corp.	134	224,603
USS Co. Ltd.	12,100	239,036
Welcia Holdings Co. Ltd.	2,500	101,998
West Japan Railway Co.	7,000	566,548
Yahoo! Japan Corp.	127,000	373,576
Yakult Honsha Co. Ltd.	5,200	306,897
Yamada Denki Co. Ltd.	22,900	101,348
Yamaha Corp.	5,000	237,987
Yamaha Motor Co. Ltd.	11,600	206,757
Yamato Holdings Co. Ltd.	13,300	271,101
Yamazaki Baking Co. Ltd.	7,000	105,985
Yaskawa Electric Corp.	10,400	355,649
Yokogawa Electric Corp.	9,900	194,858
Yokohama Rubber Co. Ltd.	5,000	92,059
ZOZO, Inc.	9,600	180,163

		140,845,529

Luxembourg — 0.1%
ArcelorMittal	28,352	507,160
Eurofins Scientific SE(b)	453	199,891
Reinet Investments SCA	5,889	94,985
RTL Group SA	2,199	112,550
Tenaris SA	17,350	227,559

		1,142,145

Malaysia — 0.6%
AirAsia Group Bhd	60,100	39,695
Alliance Bank Malaysia Bhd	90,800	82,671
AMMB Holdings Bhd	68,900	70,519
Axiata Group Bhd	165,600	199,698
British American Tobacco Malaysia Bhd	5,800	40,377
CIMB Group Holdings Bhd	239,100	311,443
Dialog Group Bhd	142,134	112,329
DiGi.Com Bhd	144,300	176,265
Gamuda Bhd	129,800	117,977
Genting Bhd	119,100	195,269
Genting Malaysia Bhd	106,100	83,254
Genting Plantations Bhd	10,000	24,213
Hartalega Holdings Bhd	88,200	111,857
Hong Leong Bank Bhd	31,140	143,264
Hong Leong Financial Group Bhd	7,000	31,390
IHH Healthcare Bhd	63,500	89,187
IJM Corp. Bhd	126,600	73,467
IOI Corp. Bhd	102,200	105,118
Kuala Lumpur Kepong Bhd(b)	17,500	104,005
Malayan Banking Bhd	204,800	440,312
Malaysia Airports Holdings Bhd	11,300	23,349
Maxis Bhd(b)	66,600	89,668
MISC Bhd	27,400	47,426
Nestle Malaysia Bhd	2,400	86,588
Petronas Chemicals Group Bhd	122,200	248,405
Petronas Dagangan Bhd	6,100	37,525
Petronas Gas Bhd	34,000	142,886
PPB Group Bhd(b)	15,120	68,387
Press Metal Aluminium Holdings Bhd	77,800	82,832
Public Bank Bhd	121,520	676,668

26	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
RHB Bank Bhd(a)(e)	12,900	$—
RHB Capital Bhd	16,824	22,758
Sime Darby Bhd	159,000	87,027
Sime Darby Plantation Bhd(b)	159,000	189,355
Sime Darby Property Bhd	159,000	39,608
Telekom Malaysia Bhd(b)	55,900	54,159
Tenaga Nasional Bhd	141,300	473,728
Top Glove Corp. Bhd	111,900	133,012
Westports Holdings Bhd	70,000	66,878
YTL Corp. Bhd	115,423	31,295

		5,153,864

Mexico — 0.7%
Alfa SAB de CV, Series A	153,472	150,803
America Movil SAB de CV, Series L	1,395,740	1,015,877
Arca Continental SAB de CV	15,972	86,418
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	63,118	96,582
Cemex SAB de CV CPO	646,337	272,425
Coca-Cola Femsa SAB de CV	24,300	150,798
El Puerto de Liverpool SAB de CV, Series C1	10,900	60,691
Fibra Uno Administracion SA de CV	143,017	189,410
Fomento Economico Mexicano SAB de CV	84,432	818,025
Fresnillo PLC	11,261	124,634
Gruma SAB de CV, Class B	9,959	93,469
Grupo Aeroportuario del Pacifico SAB de CV, Class B	15,800	164,538
Grupo Aeroportuario del Sureste SAB de CV, Class B	10,700	173,424
Grupo Bimbo SAB de CV, Series A	46,764	97,530
Grupo Carso SAB de CV, Series A1	11,376	42,413
Grupo Financiero Banorte SAB de CV, Series O	111,495	646,882
Grupo Financiero Inbursa SAB de CV, Series O	99,700	144,197
Grupo Mexico SAB de CV, Series B	135,682	360,311
Grupo Televisa SAB CPO	109,894	185,793
Industrias Penoles SAB de CV	7,755	100,323
Infraestructura Energetica Nova SAB de CV	33,988	133,499
Kimberly-Clark de Mexico SAB de CV, Class A(a)	78,500	145,968
Mexichem SAB de CV	36,623	76,876
Promotora y Operadora de Infraestructura SAB de CV	4,006	39,808
Wal-Mart de Mexico SAB de CV	251,351	686,202

		6,056,896

Netherlands — 3.6%
ABN AMRO Group NV CVA(d)	15,219	325,648
Adyen NV(a)(d)	459	354,066
Aegon NV	72,405	359,668
Akzo Nobel NV	9,666	908,316
ASML Holding NV	18,236	3,794,726
CNH Industrial NV	38,650	397,061
EXOR NV	4,238	296,908
Heineken Holding NV	4,782	500,892
Heineken NV	11,270	1,256,068
ING Groep NV	163,175	1,890,177
Koninklijke Ahold Delhaize NV	50,678	1,137,706
Koninklijke DSM NV	7,551	931,676
Koninklijke KPN NV	162,021	497,533
Koninklijke Philips NV	38,716	1,683,214
Koninklijke Vopak NV	2,502	115,219
NN Group NV	13,789	554,302
NXP Semiconductors NV	12,402	1,210,559
QIAGEN NV(a)	10,028	408,057
Randstad NV	4,170	228,861
Royal Dutch Shell PLC, Class A	190,178	6,206,946
Royal Dutch Shell PLC, Class B	157,988	5,176,741
Unilever NV CVA	61,169	3,716,514
Wolters Kluwer NV	12,456	906,190

		32,857,048

Security	Shares	Value

New Zealand — 0.2%
a2 Milk Co. Ltd.(a)	39,453	$389,996
Auckland International Airport Ltd.	55,568	367,875
Fisher & Paykel Healthcare Corp. Ltd.	27,280	283,780
Fletcher Building Ltd.	28,052	91,407
Meridian Energy Ltd.	95,908	306,446
Ryman Healthcare Ltd.	13,399	105,823
Spark New Zealand Ltd.	51,933	139,719

		1,685,046

Norway — 0.4%
Aker BP ASA	2,984	86,062
DNB ASA	40,838	760,960
Equinor ASA	48,719	966,457
Gjensidige Forsikring ASA	10,710	215,861
Mowi ASA	17,066	399,326
Norsk Hydro ASA	62,662	224,439
Orkla ASA	34,581	306,904
Schibsted ASA, Class B	3,873	100,974
Telenor ASA	31,798	675,587
Yara International ASA	7,303	354,785

		4,091,355

Pakistan — 0.0%
Habib Bank Ltd.	10,100	7,161
MCB Bank Ltd.	6,700	7,316
Oil & Gas Development Co. Ltd.	11,100	9,148

		23,625

Peru — 0.1%
Compania de Minas Buenaventura SA — ADR	9,607	160,148
Credicorp Ltd.	2,791	638,888
Southern Copper Corp.(b)	5,855	227,467

		1,026,503

Philippines — 0.3%
Aboitiz Equity Ventures, Inc.	70,570	75,742
Aboitiz Power Corp.	29,200	19,833
Ayala Corp.	13,480	235,302
Ayala Land, Inc.	317,200	314,691
Bank of the Philippine Islands	26,042	39,913
BDO Unibank, Inc.	93,622	255,943
DMCI Holdings, Inc.	170,000	34,176
Globe Telecom, Inc.	845	37,306
GT Capital Holdings, Inc.	3,427	62,916
International Container Terminal Services, Inc.	41,800	119,440
JG Summit Holdings, Inc.	156,443	205,931
Jollibee Foods Corp.	12,070	66,401
Manila Electric Co.	11,960	90,386
Megaworld Corp.	600,000	71,436
Metro Pacific Investments Corp.	584,000	54,710
Metropolitan Bank & Trust Co.	16,040	22,322
PLDT, Inc.	2,085	52,306
Security Bank Corp.	4,290	14,234
SM Investments Corp.	17,272	326,751
SM Prime Holdings, Inc.	486,150	352,102
Universal Robina Corp.	34,300	111,145

		2,562,986

Poland — 0.3%
Alior Bank SA(a)	6,930	92,566
Bank Millennium SA(a)	13,346	33,457
Bank Polska Kasa Opieki SA(b)	7,442	223,009
CCC SA	981	44,293
CD Projekt SA	2,136	123,634
Cyfrowy Polsat SA	8,953	71,400
Dino Polska SA(a)(d)	3,789	132,762

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) June 30, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Poland (continued)
Grupa Lotos SA	1,964	$44,572
Jastrzebska Spolka Weglowa SA	415	5,256
KGHM Polska Miedz SA	7,250	201,289
LPP SA	55	112,544
mBank SA(a)	573	65,992
Orange Polska SA(a)	32,359	58,018
PGE Polska Grupa Energetyczna SA(a)	30,296	77,917
Polski Koncern Naftowy ORLEN SA	12,557	302,838
Polskie Gornictwo Naftowe i Gazownictwo SA	93,796	133,493
Powszechna Kasa Oszczednosci Bank Polski SA	39,078	448,538
Powszechny Zaklad Ubezpieczen SA	26,379	308,707
Santander Bank Polska SA	1,611	160,181

		2,640,466

Portugal — 0.1%
EDP — Energias de Portugal SA	98,398	373,955
Galp Energia SGPS SA	18,382	282,702
Jeronimo Martins SGPS SA	10,434	168,187

		824,844

Qatar — 0.2%
Barwa Real Estate Co.	2,548	23,819
Commercial Bank of Qatar QSC	100,850	126,455
Industries Qatar QSC	63,710	200,248
Masraf Al Rayan QSC	154,440	160,835
Mesaieed Petrochemical Holding Co.	35,568	25,374
Ooredoo QPSC	1,679	30,019
Qatar Electricity & Water Co. QSC	37,230	169,537
Qatar Fuel QSC	5,250	30,915
Qatar Insurance Co. SAQ	130,270	124,891
Qatar Islamic Bank SAQ	52,150	236,173
Qatar National Bank SAQ	209,500	1,090,032

		2,218,298

Romania — 0.0%
NEPI Rockcastle PLC(b)	21,499	197,528

Russia — 1.0%
Alrosa PJSC	97,100	132,142
Gazprom PJSC	382,651	1,411,396
Gazprom PJSC — ADR	34,210	251,055
Inter RAO UES PJSC	2,615,256	187,337
LUKOIL PJSC	18,591	1,560,064
Magnit PJSC — GDR	14,687	214,063
Magnitogorsk Iron & Steel Works PJSC	206,260	146,760
MMC Norilsk Nickel PJSC	2,689	608,573
Mobile TeleSystems PJSC — ADR	25,223	234,826
Moscow Exchange MICEX-RTS PJSC	63,850	91,035
Novatek PJSC — GDR	3,754	797,988
Novolipetsk Steel PJSC	57,306	144,818
Rosneft Oil Co. PJSC	21,260	139,508
Rosneft Oil Co. PJSC — GDR	15,910	104,394
Sberbank of Russia PJSC	205,970	775,442
Sberbank of Russia PJSC — ADR	57,660	888,313
Severstal PJSC	10,830	182,808
Surgutneftegas OJSC — ADR	24,155	99,486
Tatneft PJSC	66,253	812,553
VTB Bank PJSC	86,510,000	54,560
VTB Bank PJSC — GDR	50,000	63,007
X5 Retail Group NV — GDR	4,370	150,371

		9,050,499

Saudi Arabia — 0.4%
Advanced Petrochemical Co.	5,696	91,128
Al Rajhi Bank	26,559	493,128
Alinma Bank	19,500	126,746
Almarai Co. JSC	5,801	81,631

Security	Shares	Value

Saudi Arabia (continued)
Banque Saudi Fransi	12,443	$140,260
Dar Al Arkan Real Estate Development Co.(a)	26,789	83,860
Etihad Etisalat Co.(a)	14,520	93,111
Jarir Marketing Co.	2,022	89,068
National Commercial Bank	25,823	381,456
Riyad Bank	29,573	211,948
Sahara International Petrochemical Co.	14,239	78,682
Samba Financial Group	21,030	198,439
Saudi Arabian Fertilizer Co.	4,068	91,947
Saudi Arabian Mining Co.(a)	8,385	108,584
Saudi Basic Industries Corp.	15,551	474,220
Saudi British Bank	7,911	87,464
Saudi Electricity Co.	23,686	118,284
Saudi Telecom Co.	9,563	265,699
Yanbu National Petrochemical Co.	5,020	84,458

		3,300,113

Singapore — 0.9%
Ascendas Real Estate Investment Trust	136,378	314,688
BOC Aviation Ltd.(b)(d)	12,300	103,079
CapitaLand Commercial Trust	124,412	199,644
CapitaLand Ltd.	111,900	292,196
CapitaLand Mall Trust	85,800	166,861
City Developments Ltd.	17,400	121,886
ComfortDelGro Corp. Ltd.	98,300	193,316
DBS Group Holdings Ltd.	72,384	1,390,501
Genting Singapore Ltd.	233,000	158,523
Golden Agri-Resources Ltd.(b)	270,000	57,967
Jardine Cycle & Carriage Ltd.	4,444	119,087
Keppel Corp. Ltd.(b)	44,900	221,240
Oversea-Chinese Banking Corp. Ltd.	128,349	1,082,649
SATS Ltd.	24,800	95,687
Sembcorp Industries Ltd.(b)	40,000	71,295
Singapore Airlines Ltd.	28,600	195,977
Singapore Exchange Ltd.	42,100	246,644
Singapore Press Holdings Ltd.(b)	37,200	67,099
Singapore Technologies Engineering Ltd.	68,700	210,413
Singapore Telecommunications Ltd.	349,400	904,358
Suntec Real Estate Investment Trust	137,100	196,684
United Overseas Bank Ltd.	56,100	1,084,532
UOL Group Ltd.	22,000	122,894
Venture Corp. Ltd.	11,200	135,225
Wilmar International Ltd.	64,800	177,386

		7,929,831

South Africa — 1.5%
Absa Group, Ltd.	29,233	365,562
Anglo American Platinum Ltd.	2,774	165,053
AngloGold Ashanti Ltd.	19,921	357,077
Aspen Pharmacare Holdings Ltd.	18,439	131,613
Bid Corp. Ltd.	14,178	308,737
Bidvest Group Ltd.	15,555	209,319
Capitec Bank Holdings Ltd.	2,289	211,063
Clicks Group Ltd.(b)	10,206	148,753
Discovery Ltd.	20,716	219,614
Exxaro Resources Ltd.	6,860	84,003
FirstRand Ltd.	133,519	650,301
Fortress REIT Ltd., Class A	67,528	102,790
Foschini Group Ltd.(b)	6,728	86,206
Gold Fields Ltd.	38,623	209,927
Growthpoint Properties Ltd.	122,689	211,887
Investec Ltd.	7,549	49,106
Kumba Iron Ore Ltd.	6,267	222,174
Liberty Holdings Ltd.	1,922	14,418
Life Healthcare Group Holdings Ltd.(b)	22,772	36,364

28	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
MMI Holdings Ltd.	20,454	$27,548
Mondi Ltd.	7,836	176,168
Mr Price Group Ltd.(b)	10,819	152,363
MTN Group Ltd.	70,124	530,263
MultiChoice Group Ltd.(a)	17,367	165,187
Naspers Ltd., Class N	18,319	4,434,115
Nedbank Group Ltd.	20,449	367,839
Netcare Ltd.(b)	28,346	36,157
Old Mutual Ltd.	220,791	332,417
Pick n Pay Stores Ltd.(b)	28,036	137,344
PSG Group Ltd.	2,684	45,545
Rand Merchant Investment Holdings Ltd.	48,390	116,782
Redefine Properties Ltd.	238,334	152,967
Remgro Ltd.	22,131	295,289
RMB Holdings Ltd.	27,643	165,815
Sanlam Ltd.	68,068	377,956
Sappi Ltd.	29,677	115,653
Sasol Ltd.	24,215	602,115
Shoprite Holdings Ltd.	21,012	234,859
Spar Group Ltd.	4,305	57,188
Standard Bank Group Ltd.	50,299	702,664
Telkom SA SOC Ltd.	11,210	73,314
Tiger Brands Ltd.(b)	7,701	122,327
Truworths International Ltd.	20,564	102,067
Vodacom Group Ltd.(b)	23,375	198,619
Woolworths Holdings Ltd.	39,270	136,074

		13,642,602

South Korea — 3.1%
Amorepacific Corp.	1,381	197,276
Amorepacific Group	739	39,954
BGF retail Co. Ltd.	426	77,847
BNK Financial Group, Inc.	6,269	40,687
Celltrion Healthcare Co. Ltd.(a)	3,172	155,274
Celltrion Pharm, Inc.(a)	1,944	81,061
Celltrion, Inc.(a)	3,934	701,159
Cheil Worldwide, Inc.	4,081	103,911
CJ CheilJedang Corp.	98	25,217
CJ Corp.	848	74,283
CJ ENM Co. Ltd.	390	59,822
CJ Logistics Corp.(a)	414	48,293
Daelim Industrial Co. Ltd.	1,073	107,004
Daewoo Engineering & Construction Co. Ltd.(a)	19,237	82,465
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	3,397	96,311
DB Insurance Co. Ltd.	1,949	100,096
E-MART Inc.	545	66,063
Fila Korea Ltd.	2,176	144,512
GS Engineering & Construction Corp.	1,365	47,771
GS Holdings Corp.	2,934	130,248
Hana Financial Group, Inc.	13,571	439,867
Hankook Tire Co. Ltd.	4,552	138,375
Hanmi Pharm Co. Ltd.	230	80,579
Hanmi Science Co. Ltd.	788	46,605
Hanon Systems	4,595	46,427
Hanwha Chemical Corp.	4,037	79,551
Hanwha Corp.	1,508	34,929
Hanwha Life Insurance Co. Ltd.	7,120	20,218
HDC Hyundai Development Co-Engineering & Construction, Class E	1,311	49,472
Helixmith Co. Ltd.(a)	585	85,647
HLB, Inc.(a)	1,313	40,315
Hotel Shilla Co. Ltd.	1,174	98,808
Hyundai Department Store Co. Ltd.	314	22,519
Hyundai Engineering & Construction Co. Ltd.	3,298	153,346
Hyundai Glovis Co. Ltd.	1,004	140,158

Security	Shares	Value

South Korea (continued)
Hyundai Heavy Industries Co. Ltd.(a)	1,655	$170,018
Hyundai Heavy Industries Holdings Co. Ltd.	422	118,566
Hyundai Marine & Fire Insurance Co. Ltd.	4,560	112,394
Hyundai Mobis Co. Ltd.	3,088	630,024
Hyundai Motor Co.	6,281	762,294
Hyundai Steel Co.	3,455	125,269
Industrial Bank of Korea	10,461	127,362
Kakao Corp.	2,067	235,608
Kangwon Land, Inc.	7,491	196,248
KB Financial Group, Inc.	16,791	665,582
KCC Corp.	266	63,513
Kia Motors Corp.	10,630	405,522
Korea Aerospace Industries Ltd.	2,844	88,733
Korea Electric Power Corp.(a)	10,419	230,639
Korea Gas Corp.	753	27,554
Korea Investment Holdings Co. Ltd.	1,486	104,006
Korea Zinc Co. Ltd.	398	164,155
Korean Air Lines Co. Ltd.	4,193	105,313
KT&G Corp.	5,115	436,490
Kumho Petrochemical Co. Ltd.	423	35,721
LG Chem Ltd.	1,889	580,555
LG Corp.	4,097	272,754
LG Display Co. Ltd.(a)	10,040	155,622
LG Electronics, Inc.	3,643	250,661
LG Household & Health Care Ltd.	441	502,284
LG Innotek Co. Ltd.	809	76,652
LG Uplus Corp.	5,800	72,826
Lotte Chemical Corp.	865	189,470
Lotte Corp.	2,177	83,073
Lotte Shopping Co. Ltd.	260	36,186
Medy-Tox, Inc.	337	131,530
Mirae Asset Daewoo Co. Ltd.	9,107	64,671
NAVER Corp.	5,426	536,256
NCSoft Corp.	791	327,219
Netmarble Corp.(a)(d)	1,516	148,462
NH Investment & Securities Co. Ltd.	5,312	66,863
OCI Co. Ltd.	1,017	82,352
Orange Life Insurance Ltd.(d)	2,814	77,149
Orion Corp.	907	72,718
Pearl Abyss Corp.(a)	511	94,102
POSCO	3,587	761,466
POSCO Chemtech Co. Ltd.	1,891	87,935
Posco International Corp.	1,160	18,474
S-1 Corp.	442	37,361
S-Oil Corp.	1,514	109,963
Samsung Biologics Co. Ltd.(a)(d)	698	193,728
Samsung C&T Corp.	4,015	333,094
Samsung Card Co. Ltd.	1,210	40,031
Samsung Electro-Mechanics Co. Ltd.	2,111	179,615
Samsung Electronics Co. Ltd.	201,083	8,188,164
Samsung Engineering Co. Ltd.(a)	6,952	103,454
Samsung Fire & Marine Insurance Co. Ltd.	1,332	309,164
Samsung Heavy Industries Co. Ltd.(a)	10,782	76,312
Samsung Life Insurance Co. Ltd.	3,145	227,883
Samsung SDI Co. Ltd.	2,368	485,829
Samsung SDS Co. Ltd.	1,413	263,397
Samsung Securities Co. Ltd.	2,723	92,363
Shinhan Financial Group Co. Ltd.	17,571	683,408
Shinsegae Inc.	335	87,445
SillaJen, Inc.(a)	2,140	91,759
SK Holdings Co. Ltd.	1,542	310,293
SK Hynix, Inc.	24,755	1,488,998
SK Innovation Co. Ltd.	2,988	411,865
SK Telecom Co. Ltd.	831	186,402

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) June 30, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Woongjin Coway Co. Ltd.	2,504	$167,851
Woori Financial Group, Inc.	13,531	164,668
Yuhan Corp.	353	74,784

		27,658,192

Spain — 1.9%
ACS Actividades de Construccion y Servicios SA	12,101	484,149
Aena SME SA(d)	2,599	515,129
Amadeus IT Group SA(b)	17,536	1,389,649
Banco Bilbao Vizcaya Argentaria SA	283,615	1,581,914
Banco de Sabadell SA	229,132	237,502
Banco Santander SA	698,779	3,238,597
Bankia SA	45,598	107,702
Bankinter SA	28,922	199,360
CaixaBank SA	176,221	505,403
Cellnex Telecom SAU(a)(d)	8,902	329,316
Enagas SA	5,676	151,473
Endesa SA(b)	12,611	324,362
Ferrovial SA	21,187	542,358
Grifols SA	11,913	352,547
Iberdrola SA	246,287	2,452,077
Industria de Diseno Textil SA	44,739	1,346,075
Mapfre SA	66,978	195,866
Naturgy Energy Group SA	14,485	399,190
Red Electrica Corp. SA	15,684	326,668
Repsol SA	59,261	929,974
Siemens Gamesa Renewable Energy SA	10,554	175,416
Telefonica SA	199,405	1,639,767

		17,424,494

Sweden — 1.6%
Alfa Laval AB	11,214	245,054
Assa Abloy AB, Class B	40,346	910,314
Atlas Copco AB, A Shares	28,697	919,614
Atlas Copco AB, B Shares	15,828	455,062
Boliden AB	11,369	291,318
Electrolux AB, Class B	8,207	210,374
Epiroc AB, Class A	24,634	256,670
Epiroc AB, Class B	15,828	157,005
Essity AB, Class B	26,835	825,536
Hennes & Mauritz AB, Class B	35,427	629,400
Hexagon AB, Class B	11,036	613,642
Husqvarna AB, Class B	14,305	133,960
ICA Gruppen AB	2,777	119,380
Industrivarden AB, Class C	8,883	197,104
Investor AB, Class B	16,616	799,047
Kinnevik AB, Class B	10,274	267,430
L E Lundbergforetagen AB, B Shares	3,263	122,289
Lundin Petroleum AB	9,142	284,834
Millicom International Cellular SA, SDR	3,254	183,172
Sandvik AB	49,506	909,725
Securitas AB, Class B	13,331	233,993
Skandinaviska Enskilda Banken AB, Class A	69,130	640,068
Skanska AB, Class B	16,387	296,096
SKF AB, Class B	17,305	318,574
Svenska Handelsbanken AB, Class A	73,175	722,141
Swedbank AB, Class A	41,522	625,086
Swedish Match AB	6,615	279,671
Tele2 AB, Class B	26,650	389,228
Telefonaktiebolaget LM Ericsson, Class B	130,485	1,238,528
Telia Co. AB	123,818	548,924
Volvo AB, Class B	65,184	1,035,753

		14,858,992

Security	Shares	Value

Switzerland — 6.4%
ABB Ltd., Registered Shares	77,912	$1,561,993
Adecco SA, Registered Shares	5,689	341,894
Alcon, Inc.(a)	17,746	1,095,809
Baloise Holding AG, Registered Shares	2,014	356,693
Barry Callebaut AG, Registered Shares	93	186,655
Chocoladefabriken Lindt & Spruengli AG	47	342,076
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	4	325,343
Cie Financiere Richemont SA, Registered Shares	22,276	1,892,937
Clariant AG, Registered Shares(a)	8,166	166,137
Coca-Cola HBC AG(a)	8,806	332,647
Credit Suisse Group AG, Registered Shares(a)	106,364	1,273,089
Dufry AG, Registered Shares(a)(b)	1,558	132,029
EMS-Chemie Holding AG, Registered Shares	450	292,117
Ferguson PLC(a)	10,085	717,950
Geberit AG, Registered Shares	1,527	713,760
Givaudan SA, Registered Shares	405	1,143,935
Glencore PLC(a)	476,385	1,648,731
Julius Baer Group Ltd.(a)	9,081	404,595
Kuehne + Nagel International AG, Registered Shares	2,676	397,485
LafargeHolcim Ltd., Registered Shares(a)(b)	20,366	995,827
Lonza Group AG, Registered Shares(a)	3,109	1,049,576
Nestle SA, Registered Shares, Registered Shares	129,702	13,427,038
Novartis AG, Registered Shares	91,474	8,350,822
Pargesa Holding SA, Bearer Shares	1,995	153,865
Partners Group Holding AG	749	589,028
Roche Holding AG	29,610	8,325,966
Schindler Holding AG, Participation Certificates	1,755	391,186
Schindler Holding AG, Registered Shares	757	165,490
SGS SA, Registered Shares	229	583,689
Sika AG, Registered Shares	5,536	945,785
Sonova Holding AG, Registered Shares	2,263	515,056
STMicroelectronics NV	30,473	540,471
Straumann Holding AG, Registered Shares	365	322,543
Swatch Group AG, Bearer Shares	1,402	401,901
Swatch Group AG, Registered Shares	4,074	220,779
Swiss Life Holding AG, Registered Shares	1,439	713,436
Swiss Prime Site AG, Registered Shares(a)	3,413	298,076
Swiss Re AG	13,438	1,365,535
Swisscom AG, Registered Shares	1,200	602,748
Temenos AG, Registered Shares(a)	2,771	496,158
UBS Group AG, Registered Shares(a)	161,234	1,916,304
Vifor Pharma AG	2,169	313,503
Zurich Insurance Group AG	6,732	2,342,395

		58,353,052

Taiwan — 2.8%
Acer, Inc.	69,504	43,200
Advantech Co. Ltd.	11,873	101,111
Airtac International Group	8,000	89,910
ASE Technology Holding Co. Ltd.	146,343	292,087
Asia Cement Corp.	94,233	144,403
Asustek Computer, Inc.	38,220	274,336
AU Optronics Corp.	414,000	124,031
Catcher Technology Co. Ltd.	27,000	193,980
Cathay Financial Holding Co. Ltd.(a)	335,935	465,297
Chailease Holding Co. Ltd.	43,130	178,731
Chang Hwa Commercial Bank Ltd.	230,085	155,255
Cheng Shin Rubber Industry Co. Ltd.	66,436	85,821
Chicony Electronics Co. Ltd.	15,856	39,085
China Airlines Ltd.	103,687	32,836
China Development Financial Holding Corp.	577,765	176,358
China Life Insurance Co. Ltd.	132,016	105,662

30	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
China Steel Corp.	580,638	$466,650
Chunghwa Telecom Co. Ltd.	158,000	574,688
Compal Electronics, Inc.	192,000	125,941
CTBC Financial Holding Co. Ltd.	681,601	468,677
Delta Electronics, Inc.	86,000	437,090
E.Sun Financial Holding Co. Ltd.	312,123	261,433
Eclat Textile Co. Ltd.	7,303	93,570
Eva Airways Corp.	81,074	38,984
Evergreen Marine Corp. Taiwan Ltd.	103,629	41,569
Far Eastern New Century Corp.	95,607	103,294
Far EasTone Telecommunications Co. Ltd.	95,000	239,404
Feng TAY Enterprise Co. Ltd.	16,150	126,153
First Financial Holding Co. Ltd.	479,665	352,329
Formosa Chemicals & Fibre Corp.	128,360	426,536
Formosa Petrochemical Corp.	50,000	178,556
Formosa Plastics Corp.	152,040	561,125
Formosa Taffeta Co. Ltd.	31,000	39,059
Foxconn Technology Co. Ltd.	43,007	87,450
Fubon Financial Holding Co. Ltd.	278,952	412,222
Giant Manufacturing Co. Ltd.	10,000	78,417
Globalwafers Co. Ltd.	8,000	81,388
Highwealth Construction Corp.	62,400	99,391
Hiwin Technologies Corp.	12,035	101,061
Hon Hai Precision Industry Co. Ltd.	519,800	1,296,856
Hotai Motor Co. Ltd.	8,000	131,103
Hua Nan Financial Holdings Co. Ltd.	413,583	277,766
Innolux Corp.	428,494	101,316
Inventec Corp.	92,470	73,512
Largan Precision Co. Ltd.	4,000	499,574
Lite-On Technology Corp.	99,816	146,292
MediaTek, Inc.	69,255	701,468
Mega Financial Holding Co. Ltd.	505,110	502,756
Micro-Star International Co. Ltd.	37,000	105,234
Nan Ya Plastics Corp.	214,790	543,889
Nanya Technology Corp.	50,000	103,951
Nien Made Enterprise Co. Ltd.	9,000	67,771
Novatek Microelectronics Corp.	23,000	128,343
Pegatron Corp.	57,000	98,819
Phison Electronics Corp.	15,000	136,879
Pou Chen Corp.	92,000	114,097
Powertech Technology, Inc.	31,100	76,215
President Chain Store Corp.	26,000	251,624
Quanta Computer, Inc.	138,000	268,613
Realtek Semiconductor Corp.	23,240	171,169
Ruentex Development Co. Ltd.	34,384	49,205
Ruentex Industries Ltd.	10,512	25,606
Shanghai Commercial & Savings Bank Ltd.	154,000	279,028
Shin Kong Financial Holding Co. Ltd.	297,049	90,278
SinoPac Financial Holdings Co. Ltd.	547,741	230,253
Standard Foods Corp.	7,342	14,353
Synnex Technology International Corp.	58,500	73,573
TaiMed Biologics, Inc.(a)	1,000	5,122
Taishin Financial Holding Co. Ltd.	349,704	161,113
Taiwan Business Bank	272,273	119,824
Taiwan Cement Corp.	160,600	238,073
Taiwan Cooperative Financial Holding Co. Ltd.	434,035	290,892
Taiwan High Speed Rail Corp.	146,000	214,930
Taiwan Mobile Co. Ltd.	67,800	267,406
Taiwan Semiconductor Manufacturing Co. Ltd.	1,028,000	7,862,532
Tatung Co. Ltd.(a)	195,000	117,916
Uni-President Enterprises Corp.	207,950	553,912
United Microelectronics Corp.	527,000	237,446
Vanguard International Semiconductor Corp.	38,000	80,017
Walsin Technology Corp.	13,000	69,070

Security	Shares	Value

Taiwan (continued)
Win Semiconductors Corp.	16,000	$103,000
Wistron Corp.	133,161	104,009
WPG Holdings Ltd.	78,448	101,959
Yageo Corp.	10,783	92,118
Yuanta Financial Holding Co. Ltd.	432,260	259,840
Zhen Ding Technology Holding Ltd.	14,710	47,061

		25,382,873

Thailand — 0.8%
Advanced Info Service PCL — NVDR	62,600	445,437
Airports of Thailand PCL — NVDR	176,800	423,931
Bangkok Bank PCL, Foreign Registered Shares	25,100	162,974
Bangkok Dusit Medical Services PCL, NVDR	432,400	366,711
Banpu PCL — NVDR	227,900	111,593
BTS Group Holdings PCL — NVDR	513,400	200,820
Bumrungrad Hospital PCL — NVDR	22,400	123,462
Central Pattana PCL — NVDR(b)	102,400	250,526
Charoen Pokphand Foods PCL — NVDR	204,000	187,999
CP ALL PCL — NVDR	257,700	723,310
Energy Absolute PCL — NVDR(b)	98,300	178,784
Home Product Center PCL — NVDR	339,932	194,085
Indorama Ventures PCL — NVDR	97,000	148,781
IRPC PCL — NVDR	492,400	80,394
Kasikornbank PCL — NVDR	35,100	215,285
Kasikornbank PCL, Foreign Registered Shares	58,200	359,851
Krung Thai Bank PCL — NVDR	143,775	91,449
Land & Houses PCL — NVDR	307,700	111,448
Minor International PCL — NVDR(b)	146,680	196,102
PTT Exploration & Production PCL — NVDR	76,522	337,859
PTT Global Chemical PCL — NVDR	115,068	240,370
PTT PCL — NVDR	519,900	827,871
Siam Cement PCL — NVDR	35,600	547,951
Siam Commercial Bank PCL — NVDR	41,800	190,233
Thai Oil PCL — NVDR	51,600	112,081
Thai Union Group PCL — NVDR	231,400	138,134
TMB Bank PCL — NVDR	271,500	17,358
True Corp. PCL — NVDR	355,740	67,907

		7,052,706

Turkey — 0.1%
Akbank TAS(a)	148,211	175,410
Anadolu Efes Biracilik Ve Malt Sanayii AS	14,158	48,632
Arcelik AS(a)	20,968	70,332
BIM Birlesik Magazalar AS	8,704	119,726
Eregli Demir ve Celik Fabrikalari TAS	51,754	70,293
Ford Otomotiv Sanayi AS	2,700	29,125
Haci Omer Sabanci Holding AS	32,457	48,104
KOC Holding AS	17,992	54,297
TAV Havalimanlari Holding AS	2,171	10,111
Tupras Turkiye Petrol Rafinerileri AS	5,076	100,682
Turk Hava Yollari AO(a)	26,638	59,197
Turkcell Iletisim Hizmetleri AS	33,444	73,841
Turkiye Garanti Bankasi AS(a)	101,489	159,366
Turkiye Is Bankasi AS, Class C(a)	88,347	92,135
Turkiye Sise ve Cam Fabrikalari AS	47,105	42,189

		1,153,440

United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	124,127	280,482
Aldar Properties PJSC	145,452	74,984
DP World PLC	10,522	167,300
Dubai Islamic Bank PJSC	48,113	67,389
Emaar Malls PJSC	81,000	44,752
Emaar Properties PJSC	172,958	208,621
Emirates Telecommunications Group Co. PJSC	97,764	443,952
First Abu Dhabi Bank PJSC	97,984	397,179
NMC Health PLC	4,897	149,827

		1,834,486

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) June 30, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom — 9.3%
3i Group PLC	43,115	$609,988
Admiral Group PLC	8,197	229,853
Anglo American PLC	41,069	1,173,276
Ashtead Group PLC	20,678	592,452
Associated British Foods PLC	15,586	487,924
AstraZeneca PLC	54,041	4,417,941
Auto Trader Group PLC(d)	41,090	286,182
Aviva PLC	151,776	803,890
BAE Systems PLC	143,357	900,982
Barclays PLC	716,830	1,363,446
Barratt Developments PLC	42,917	312,306
Berkeley Group Holdings PLC	6,196	293,650
BP PLC	870,474	6,064,384
British American Tobacco PLC	96,469	3,368,302
British Land Co. PLC	46,491	318,186
BT Group PLC	360,936	902,459
Bunzl PLC	15,074	397,743
Burberry Group PLC	16,728	396,490
Carnival PLC	6,650	292,655
Centrica PLC	236,230	263,341
Coca-Cola European Partners PLC(b)	10,283	580,990
Compass Group PLC	67,768	1,624,518
Croda International PLC	5,538	360,226
Diageo PLC	102,144	4,396,302
Direct Line Insurance Group PLC	67,525	284,636
easyJet PLC	9,017	109,173
Evraz PLC	16,495	139,669
Experian PLC	38,122	1,154,698
Fiat Chrysler Automobiles NV	43,996	610,596
G4S PLC(b)	67,608	178,866
GlaxoSmithKline PLC	214,192	4,293,441
Halma PLC(b)	11,663	299,536
Hargreaves Lansdown PLC	12,676	309,715
HSBC Holdings PLC	850,599	7,099,320
Imperial Brands PLC	41,791	980,632
Informa PLC	55,152	584,879
InterContinental Hotels Group PLC	6,878	452,365
Intertek Group PLC	6,932	484,616
Investec PLC	31,614	205,511
ITV PLC	151,643	207,970
J. Sainsbury PLC	72,193	179,399
John Wood Group PLC	24,504	141,093
Johnson Matthey PLC	7,947	335,980
Kingfisher PLC	97,026	264,462
Land Securities Group PLC(b)	31,499	333,660
Legal & General Group PLC	247,483	847,879
Lloyds Banking Group PLC(b)	2,996,527	2,152,161
London Stock Exchange Group PLC	13,592	947,150
Marks & Spencer Group PLC	78,862	210,855
Meggitt PLC	30,833	205,422
Melrose Industries PLC	214,759	493,679
Merlin Entertainments PLC(d)	22,564	128,979
Micro Focus International PLC	16,756	440,683
Mondi PLC	12,885	293,264
National Grid PLC	146,042	1,553,136
Next PLC	6,073	425,273
Ocado Group PLC(a)	18,346	271,961
Pearson PLC	33,637	349,961
Persimmon PLC	11,679	296,704
Prudential PLC	108,922	2,377,873
Reckitt Benckiser Group PLC	30,579	2,414,355
RELX PLC	83,756	2,031,454
Rentokil Initial PLC	70,721	357,048
Rio Tinto Ltd.	15,815	1,158,057

Security	Shares	Value

United Kingdom (continued)
Rio Tinto PLC	49,964	$3,092,424
Rolls-Royce Holdings PLC(a)	69,448	741,908
Royal Bank of Scotland Group PLC	196,307	547,521
RSA Insurance Group PLC	43,531	319,019
Sage Group PLC	45,514	464,178
Schroders PLC	4,883	189,428
Segro PLC	43,355	402,530
Severn Trent PLC	9,204	239,440
Smith & Nephew PLC	36,626	795,319
Smiths Group PLC	14,972	297,885
Spirax-Sarco Engineering PLC	2,919	340,764
SSE PLC	43,734	623,355
St. James’s Place PLC	24,806	346,352
Standard Chartered PLC	119,546	1,084,504
Standard Life Aberdeen PLC	99,552	372,479
Taylor Wimpey PLC	136,947	274,805
Tesco PLC	399,427	1,151,416
Unilever PLC	47,700	2,960,989
United Utilities Group PLC	27,989	278,599
Vodafone Group PLC	1,118,291	1,832,948
Weir Group PLC	9,549	187,889
Whitbread PLC	7,780	457,757
WM Morrison Supermarkets PLC	100,540	257,348
WPP PLC	56,145	707,228

		84,009,682

United States — 0.0%
Bausch Health Cos., Inc.(a)	12,671	319,690
Nexteer Automotive Group Ltd.	81,000	100,861

		420,551

Total Common Stocks — 96.8% (Cost — $722,349,104)		876,582,727

Preferred Stocks — 1.3%

Brazil — 0.7%
Banco Bradesco SA, Preference Shares(a)	162,466	1,596,757
Braskem SA, Preference ‘A’ Shares, Class A(a)	11,000	100,348
Centrais Eletricas Brasileiras SA, Preference ‘B’ Shares(a)	687	6,441
Cia Brasileira de Distribuicao, Preference Shares	7,649	188,598
Cia Energetica de Minas Gerais, Preference Shares	34,268	132,522
Gerdau SA, Preference Shares	22,902	90,655
Itau Unibanco Holding SA, Preference Shares	207,441	1,958,830
Itausa — Investimentos Itau SA, Preference Shares	183,445	615,791
Lojas Americanas SA, Preference Shares	35,184	150,908
Petroleo Brasileiro SA, Preference Shares	174,938	1,248,727
Telefonica Brasil SA, Preference Shares	19,455	252,868

		6,342,445

Chile — 0.0%
Embotelladora Andina SA, Preference ‘B’ Shares	9,220	33,294
Sociedad Quimica y Minera de Chile SA, Preference ‘B’ Shares	4,912	152,588

		185,882

Colombia — 0.1%
Bancolombia SA, Preference Shares	29,726	377,414
Grupo Aval Acciones y Valores SA, Preference Shares	125,734	50,278
Grupo de Inversiones Suramericana SA, Preference Shares	5,800	57,107

		484,799

Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares	3,454	214,015
Fuchs Petrolub SE, Preference Shares(b)	3,377	132,582

32	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Henkel AG & Co. KGaA, Preference Shares	7,725	$755,654
Porsche Automobil Holding SE, Preference Shares	6,325	409,762
Sartorius AG, Preference Shares	1,605	329,160
Volkswagen AG, Preference Shares	7,663	1,290,738

		3,131,911

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares	395,000	266,305
Transneft PJSC, Preference Shares	32	83,742

		350,047

South Korea — 0.2%
Amorepacific Corp., Preference Shares	382	28,573
CJ Corp., Preference Shares(a)	127	2,970
Hyundai Motor Co., Preference Shares	852	58,412
Hyundai Motor Co., Second Preference Shares	1,756	131,371
LG Chem Ltd., Preference Shares	179	30,354
Samsung Electronics Co. Ltd., Preference Shares	34,775	1,153,290

		1,404,970

Total Preferred Stocks — 1.3% (Cost — $8,973,221)		11,900,054

Rights (a) — 0.0%

Chile — 0.0%
Enel Americas SA (Expires 07/26/19)	430,889	6,336

Republic of Korea — 0.0%
Helixmith Co. Ltd. (Expires 08/06/19)	39	1,101

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA (Expires 07/11/19)	12,101	18,989
Repsol SA (Expires 07/09/19)	59,261	32,871

		51,860

Total Rights — 0.0% (Cost — $53,549)		59,297

Total Long-Term Investments — 98.1% (Cost — $731,375,874)		888,542,078

Security	Shares	Value
Short-Term Securities — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.50%(f)(g)(h)	24,524,423	$24,536,685
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.31%(f)(h)	5,536,536	5,536,536

Total Short-Term Securities — 3.3% (Cost — $30,064,959)		30,073,221

Total Investments — 101.4% (Cost — $761,440,833)		918,615,299

Liabilities in Excess of Other Assets — (1.4)%		(12,408,253)

Net Assets — 100.0%		$906,207,046

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of security was purchased with the cash collateral from loaned securities.

(h)

During the six months ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	26,138,501	(1,614,078)	24,524,423	$24,536,685	$140,394		$8,332	$5,988
BlackRock Cash Funds: Treasury, SL Agency Shares	2,472,228	3,064,308	5,536,536	5,536,536	74,420	(b)	—	—

				$30,073,221	$214,814		$8,332	$5,988

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (unaudited) (continued) June 30, 2019	Total International ex U.S. Index Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	23	09/19/19	$859	$7,552
E-Mini MSCI EAFE Index	77	09/20/19	7,405	186,474
MSCI Emerging Markets Index	34	09/20/19	1,791	63,672

				$257,698

Derivative Financial Instruments Categorized by Risk Exposure

As	of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$257,698	$—	$—	$—	$257,698

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For	the six months ended June 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$650,584	$—	$—	$—	$650,584

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$359,799	$—	$—	$—	$359,799

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — Long	$11,384,797

For	more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

34	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	Total International ex U.S. Index Master Portfolio

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Common Stocks:
Argentina	$910,257	$—	$—		$910,257
Australia	—	42,999,206	—		42,999,206
Austria	—	1,446,241	—		1,446,241
Belgium	—	5,942,888	—		5,942,888
Brazil	11,573,486	—	—		11,573,486
Canada	60,305,335	—	—		60,305,335
Chile	1,864,805	214,118	—		2,078,923
China	18,628,167	49,277,501	281		67,905,949
Colombia	485,207	—	—		485,207
Czech Republic	—	383,641	—		383,641
Denmark	634,697	9,508,970	—		10,143,667
Finland	311,348	6,663,474	—		6,974,822
France	4,724,980	61,491,311	—		66,216,291
Germany	859,055	47,689,381	—		48,548,436
Greece	312,243	543,751	2		855,996
Hong Kong	625,666	28,864,703	768		29,491,137
Hungary	57,047	530,680	—		587,727
India	3,225,102	17,931,585	—		21,156,687
Indonesia	—	5,108,261	—		5,108,261
Ireland	1,830,085	2,399,943	—		4,230,028
Isle of Man	—	165,788	—		165,788
Israel	1,473,913	2,031,868	—		3,505,781
Italy	—	12,169,327	—		12,169,327
Japan	—	140,845,529	—		140,845,529
Luxembourg	94,985	1,047,160	—		1,142,145
Malaysia	126,763	5,027,101	0	(a)	5,153,864
Mexico	5,932,262	124,634	—		6,056,896
Netherlands	1,210,559	31,646,489	—		32,857,048
New Zealand	—	1,685,046	—		1,685,046
Norway	100,974	3,990,381	—		4,091,355
Pakistan	14,477	9,148	—		23,625
Peru	1,026,503	—	—		1,026,503
Philippines	296,425	2,266,561	—		2,562,986
Poland	211,993	2,428,473	—		2,640,466
Portugal	—	824,844	—		824,844
Qatar	409,584	1,808,714	—		2,218,298
Romania	197,528	—	—		197,528
Russia	448,889	8,601,610	—		9,050,499
Saudi Arabia	911,211	2,388,902	—		3,300,113
Singapore	—	7,929,831	—		7,929,831
South Africa	1,121,268	12,521,334	—		13,642,602
South Korea	1,161,038	26,497,154	—		27,658,192
Spain	—	17,424,494	—		17,424,494
Sweden	119,380	14,739,612	—		14,858,992
Switzerland	1,763,228	56,589,824	—		58,353,052
Taiwan	267,406	25,115,467	—		25,382,873
Thailand	—	7,052,706	—		7,052,706
Turkey	168,358	985,082	—		1,153,440
United Arab Emirates	611,252	1,223,234	—		1,834,486
United Kingdom	580,990	83,428,692	—		84,009,682
United States	319,690	100,861	—		420,551
Preferred Stocks	7,013,126	4,886,928	—		11,900,054
Rights	58,196	1,101	—		59,297
Short-Term Securities	30,073,221	—	—		30,073,221

	$162,060,699	$756,553,549	$1,051		$918,615,299

Derivative Financial Instruments(b)
Assets:
Equity contracts	$257,698	$—	$—		$257,698

(a)	Rounds to less than $1.
(b)	Derivative financial instruments are futures contracts. Futures are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	35

Statement of Assets and Liabilities  (unaudited)

June 30, 2019

Total International ex U.S. Index Master Portfolio

ASSETS
Investments at value — unaffiliated (including securities loaned at value of $24,608,671) (cost — $731,375,874)	$888,542,078
Investments at value — affiliated (cost — $30,064,959)	30,073,221
Cash	245
Cash pledged for futures contracts	534,620
Foreign currency at value (cost — $2,701,209)	2,702,402
Receivables:
Investments sold	6,262
Securities lending income — affiliated	14,922
Contributions from investors	6,423,286
Dividends — affiliated	13,319
Dividends — unaffiliated	2,833,360
Variation margin on futures contracts	46,037
Prepaid expenses	4,157

Total assets	931,193,909

LIABILITIES
Cash collateral on securities loaned at value	24,514,217
Payables:
Investments purchased	7,391
Deferred foreign capital gain tax	49,164
Investment advisory fees	21,086
Other accrued expenses	385,284
Trustees’ fees	4,840
Variation margin on futures contracts	4,881

Total liabilities	24,986,863

NET ASSETS	$906,207,046

NET ASSETS CONSIST OF
Investors’ capital	$748,675,031
Net unrealized appreciation	157,532,015

NET ASSETS	$906,207,046

See notes to financial statements.

36	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations  (unaudited)

Six Months Ended June 30, 2019

Total International ex U.S. Index Master Portfolio

INVESTMENT INCOME
Dividends — affiliated	$74,420
Dividends — unaffiliated(a)	18,385,242
Securities lending income — affiliated — net	140,394
Foreign taxes withheld	(2,550,798)

Total investment income	16,049,258

EXPENSES
Investment advisory	124,735
Accounting services	122,911
Professional	36,460
Pricing	36,267
Trustees	11,401
Printing	959
Miscellaneous	6,456

Total expenses	339,189
Less fees waived and/or reimbursed by the manager	(2,209)

Total expenses after fees waived and/or reimbursed	336,980

Net investment income	15,712,278

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Futures contracts	650,584
Foreign currency transactions	5,647
Investments — affiliated	8,332
Investments — unaffiliated (including $6,808 foreign capital gain tax)	(1,679,955)

(1,015,392)

Net change in unrealized appreciation (depreciation) on:
Futures contracts	359,799
Foreign currency translations	(139,339)
Investments — affiliated	5,988
Investments — unaffiliated (including $49,164 foreign capital gain tax)	88,036,569

88,263,017

Net realized and unrealized gain	87,247,625

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$102,959,903

(a)	Includes non-recurring dividends in the amount of $458,616.

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Changes in Net Assets

	Total International ex U.S. Index Master Portfolio
	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$15,712,278	$26,779,451
Net realized gain (loss)	(1,015,392)	4,179,101
Net change in unrealized appreciation (depreciation)	88,263,017	(156,335,463)

Net increase (decrease) in net assets resulting from operations	102,959,903	(125,376,911)

CAPITAL TRANSACTIONS
Proceeds from contributions	188,006,730	439,538,961
Value of withdrawals	(144,456,982)	(603,313,951)

Net increase (decrease) in net assets derived from capital transactions	43,549,748	(163,774,990)

NET ASSETS
Total increase (decrease) in net assets	146,509,651	(289,151,901)
Beginning of period	759,697,395	1,048,849,296

End of period	$906,207,046	$759,697,395

See notes to financial statements.

38	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	Total International ex U.S. Index Master Portfolio
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014

Total Return
Total return	13.47	%(a)	(13.87)%	27.67%	4.41%	(5.80)%	(4.68)%

Ratios to Average Net Assets
Total expenses	0.08	%(b)	0.08%	0.07%	0.08%	0.08%	0.15	%(c)

Total expenses after fees waived and paid indirectly	0.08	%(b)	0.08%	0.07%	0.08%	0.07%	0.12	%(c)

Net investment income	3.78	%(b)	2.87%	2.85%	2.90%	2.71%	3.08	%(c)

Supplemental Data
Net assets, end of period (000)	$906,207		$759,697	$1,048,849	$1,000,386	$836,637	$591,197

Portfolio turnover rate	2%		40%	57%	15%	6%	49%

(a)	Aggregate total return.
(b)	Annualized.
(c)	Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. Total International ex U.S. Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Master Portfolio’s net assets. Each business day, the Master Portfolio uses a pricing service to assist with the valuation of certain foreign

40	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services

Market approach

(i)  recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii) recapitalizations and other transactions across the capital structure; and

(iii)   market multiples of comparable issuers.

Income approach

(i)  future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii) quoted prices for similar investments or assets in active markets; and

(iii)   other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)  audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)   relevant news and other public sources; and

(iv)   known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by the Master Portfolio. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Master Portfolio is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Master Portfolio could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements  (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value — unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount (b)
BNP Paribas Prime Brokerage International Limited	$414,452	$(414,452)	$—
BNP Paribas Securities Corp	1,067,481	(108,504)	958,977
Bank of America N.A.	261,617	(261,617)	—
Citigroup Global Markets Inc.	1,969,338	(1,969,338)	—
Credit Suisse Securities (USA) LLC	1,455,113	(1,455,113)	—
Deutsche Bank Securities Inc	162,674	(162,674)	—
Goldman Sachs & Co.	6,179,973	(5,492,884)	687,089
Jefferies LLC	1,167,313	(1,167,313)	—
JP Morgan Securities LLC	1,612,852	(1,612,852)	—
Morgan Stanley & Co. LLC	3,523,207	(3,523,207)	—
Morgan Stanley & Co. International PLC	131,030	(131,030)	—
Nomura Securities International Inc.	1,533,435	(1,533,435)	—
SG Americas Securities LLC	533,298	(533,298)	—
State Street Bank & Trust Company	3,726,861	(3,726,861)	—
UBS AG	870,027	(870,027)	—

	$24,608,671	$(22,962,605)	$1,646,066

(a)

Cash collateral with a value of $24,514,217 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty, if any, is not shown for financial reporting purposes in the table above.

(b)

The market value of the loaned securities is determined as of June 30, 2019. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.

42	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.03% of the average daily value of the Master Portfolio’s net assets.

BAL is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2019, the amounts waived and/or reimbursed were $2,209.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees who are not “interested persons” of the Master Portfolio, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Master Portfolio. For the six months ended June 30, 2019, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90-day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Master Portfolio retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements  (unaudited) (continued)

income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2019, the Master Portfolio paid BTC $30,818 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2019, the Master Portfolio did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of MIP are trustees and/or officers of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2019, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Gain (Loss)
$2,550,981	$1,134,293	$(92,479)

7.	PURCHASES AND SALES

For the six months ended June 30, 2019, purchases and sales of investments and excluding short-term securities were as follows: $69,652,212 and $17,942,670, respectively.

8.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2018. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of June 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$768,742,282

Gross unrealized appreciation	$209,407,297
Gross unrealized depreciation	(59,276,582)

Net unrealized appreciation	$150,130,715

9.	BANK BORROWINGS

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2020 unless extended or renewed. Prior to April 18, 2019, Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts,

44	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2019, the Master Portfolio did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

The price the Master Portfolio could receive upon the sale of any particular portfolio investment may differ from the Master Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolio’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Master Portfolio, and the Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

Concentration Risk: The Master Portfolio invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Master Portfolio’s investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

The Master Portfolio invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements  (unaudited) (continued)

the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Master Portfolio’s investments.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

46	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met in person on April 17, 2019 (the “April Meeting”) and May 14-15, 2019 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master Fund, on behalf of Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of the Master Fund, and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Fund’s investment advisor. iShares MSCI Total International Index Fund (the “Portfolio”), a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Agreement with respect to the Master Portfolio. For simplicity: (a) the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members;” and (b) the shareholders of the Portfolio and the interest holders of the Master Portfolio are referred to as “shareholders.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Ad Hoc Topics Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Ad Hoc Topics Committee, which also has one interested Board Member).

The Agreement

Consistent with the requirements of the 1940 Act, the Board considers the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. While the Board also has a fifth one-day meeting to consider specific information surrounding the renewals of the Agreement, the Board’s consideration entails a year-long deliberative process whereby the Board and its committees assess BlackRock’s services to the Fund. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolio and the Portfolio by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management; accounting, administrative and shareholder services; oversight of the Master Portfolio and Portfolio service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of management.

During the year, the Board, acting directly and through its committees, considers information that is relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolio, the Portfolio and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analyses of the reasons for any over-performance or under-performance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio and/or the Portfolio for services; (c) the Master Portfolio’s and/or the Portfolio’s operating expenses and how BlackRock allocates expenses to the Master Portfolio and the Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s and the Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) BlackRock and the Master Fund’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolio and/or the Portfolio; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Independent Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) based on either a Lipper classification or Morningstar category, regarding the fees and expenses of the Master Portfolio and the Portfolio, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Portfolio as compared with a peer group of funds (“Performance Peers”) and other metrics, as applicable; (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Master Portfolio and the Portfolio; (g) a summary of aggregate amounts paid by the Master Portfolio and/or the Portfolio to BlackRock; (h) sales and redemption data regarding the Portfolio’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s, the Master Portfolio’s and the Portfolio’s operations.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT	47

Disclosure of Investment Advisory Agreement  (continued)

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio and the Portfolio as compared with the Performance Peers and other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Master Portfolio and the Portfolio; (d) the Portfolio’s fees and expenses compared to Expense Peers; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Master Portfolio and the Portfolio; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of portfolio holdings of the Master Portfolio. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared the Portfolio’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master Portfolio’s portfolio management team discussing the Master Portfolio’s performance and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Master Portfolio and the Portfolio. BlackRock and its affiliates provide the Master Portfolio and the Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolio and the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio and the Portfolio. In particular, BlackRock and its affiliates provide the Master Portfolio and the Portfolio with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers, including, among others, the custodian, fund accountant, transfer agent, and auditor for the Master Portfolio and the Portfolio, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Master Portfolio and the Portfolio, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Portfolio’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio, the Portfolio and BlackRock The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio and the Portfolio, as applicable. The Board noted that the Portfolio’s investment results correspond directly to the investment results of the Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the Portfolio’s performance as of December 31, 2018. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to its Performance Peers and the performance of the Portfolio as compared with its benchmark. The Board and its Performance Oversight Committee regularly review, and meet with Master Portfolio management to discuss, the performance of the Master Portfolio and the Portfolio, as applicable, throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and the Performance Peer funds (for example, the investment objective(s) and investment strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to affect long-term performance disproportionately.

The Board noted that for the past five one-year periods reported, the Portfolio’s net performance was within the tolerance range of its benchmark for three of the five periods. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Portfolio, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Portfolio’s out of tolerance performance over the applicable periods.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio and the Portfolio The Board, including the Independent Board Members, reviewed the Master Portfolio’s/Portfolio’s

48	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement  (continued)

contractual management fee rate compared with those of the Portfolio’s Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Portfolio’s total expense ratio, as well as the Master Portfolio’s/Portfolio’s actual management fee rate, to those of the Portfolio’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio and the Portfolio. The Board reviewed BlackRock’s estimated profitability with respect to the Master Portfolio and the Portfolio, as applicable, and other funds the Board currently oversees for the year ended December 31, 2018 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the estimated cost of the services provided to the Master Portfolio and the Portfolio by BlackRock, and BlackRock’s and its affiliates’ estimated profits relating to the management of the Master Portfolio and the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master Portfolio and the Portfolio, to the relevant Master Portfolio or the Portfolio, as pertinent. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolio and the Portfolio, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Master Portfolio’s/Portfolio’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the Portfolio’s total expense ratio each ranked in the first quartile, relative to the Portfolio’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the Portfolio’s total expenses as a percentage of the Portfolio’s average daily net assets on a class-by-class basis.

D. Economies of Scale The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio and the Portfolio increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. The Board also considered the extent to which the Master Portfolio and the Portfolio benefit from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolio and the Portfolio to more fully participate in these economies of scale. The Board considered the Master Portfolio’s asset levels and whether the current fee schedule was appropriate. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Master Portfolio and the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolio and the Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Portfolio shares if they believe that the Portfolio’s and/or the Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Conclusion

The Board of the Master Fund, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master Fund, on behalf of the Master Portfolio, for a one-year term ending June 30, 2020. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Fund, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Portfolio and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT	49

Trustee and Officer Information

Mark Stalnecker, Chair of the Board and Trustee

Bruce R. Bond, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Lena G. Goldberg, Trustee

Robert M. Hernandez, Trustee

Henry R. Keizer, Trustee

Cynthia A. Montgomery, Trustee

Donald C. Opatrny, Trustee

Joseph P. Platt, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

John MacKessy, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Investment Adviser

BlackRock Fund Advisors

San Francisco, CA 94105

Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust/MIP

400 Howard Street

San Francisco, CA 94105

50	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund’s/Master Portfolio’s Forms N-PORT and N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s/Master Portfolio’s Forms N-PORT and N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762; and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

ADDITIONAL INFORMATION	51

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Glossary of Terms Used in this Report

Portfolio Abbreviations

ADR	American Depositary Receipts

CVA	Certificaten Van Aandelen (Dutch Certificate)

GDR	Global Depositary Receipt

MSCI	Morgan Stanley Capital International

NVDR	Non-voting Depository Receipts

REIT	Real Estate Investment Trust

S&P	S&P Global Ratings

52	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

TIEXUS-6/19-SAR

JUNE 30, 2019

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Funds III

➢	iShares Russell 1000 Large-Cap Index Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at www.blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

Investment performance in the 12 months ended June 30, 2019 was a tale of two markets. The first half of the reporting period was characterized by restrictive monetary policy, deteriorating economic growth, equity market volatility, and rising fear of an imminent recession. During the second half of the reporting period, stocks and bonds rebounded sharply, as restrained inflation and weak economic growth led the U.S. Federal Reserve (the “Fed”) to stop raising interest rates, which led to broad-based optimism that stimulative monetary policy could help forestall a recession.

After the dust settled, the U.S. equity and bond markets posted mixed returns while weathering significant volatility. Less volatile U.S. large cap equities and U.S. bonds advanced, while equities at the high end of the risk spectrum — emerging markets, international developed, and U.S. small cap — posted relatively flat returns.

Fixed-income securities delivered modest positive returns with relatively low volatility. Short-term U.S. Treasury yields rose, while longer-term yields declined. This led to positive returns for U.S. Treasuries and a substantial flattening of the yield curve. Investment grade and high yield corporate bonds also posted positive returns, as the credit fundamentals in corporate markets remained relatively solid.

In the U.S. equity market, volatility spiked in late 2018, as a wide range of risks were brought to bear on markets, ranging from rising interest rates and slowing global growth to heightened trade tensions and political turmoil. These risks manifested in a broad-based sell-off in December, leading to the worst December performance on record since 1931.

Volatility also rose in emerging markets, as the rising U.S. dollar and higher interest rates in the U.S. disrupted economic growth abroad. U.S.-China trade relations and debt concerns adversely affected the Chinese stock market, particularly in mainland China, while Turkey and Argentina became embroiled in currency crises, largely due to hyperinflation in both countries. An economic slowdown in Europe led to modest performance for European equities.

As equity performance faltered and global economic growth slowed, the Fed shifted to a more patient perspective on the economy in January 2019. In its last four meetings, the Fed left interest rates unchanged and signaled a slower pace of rate hikes in response to the global economic slowdown. Similarly, the European Central Bank signaled a continuation of accommodative monetary policy, while China committed to looser credit conditions and an increase in fiscal spending.

The outpouring of global economic stimulus led to a sharp rally in risk assets throughout the world. Hopes continued to remain high thereafter, as the current economic expansion became the longest in U.S. history. Looking ahead, markets are pricing in three interest rate cuts by the Fed over the next year, as investors anticipate a steady shift toward more stimulative monetary policy.

We expect a slowing expansion with additional room to run, as opposed to an economic recession. However, escalating trade tensions and the resulting disruptions in global supply chains have become the greatest risk to the global expansion.

We believe U.S. and emerging market equities remain relatively attractive. Within U.S. equities, companies with high-quality earnings and strong balance sheets offer the most attractive risk/reward trade-off. For bonds, U.S. Treasuries are likely to help buffer against volatility in risk assets, while income from other types of bonds can continue to offer steady returns.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2019
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	18.54%	10.42%
U.S. small cap equities (Russell 2000® Index)	16.98	(3.31)
International equities (MSCI Europe, Australasia, Far East Index)	14.03	1.08
Emerging market equities (MSCI Emerging Markets Index)	10.58	1.21
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	1.24	2.31
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	7.45	10.38
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	6.11	7.87
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.94	6.39
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	9.94	7.48
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

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Fund Summary as of June 30, 2019	iShares Russell 1000 Large-Cap Index Fund

Investment Objective

iShares Russell 1000 Large-Cap Index Fund’s (the “Fund”) investment objective is to match the performance of the Russell 1000® Index as closely as possible before the deduction of Fund expenses.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended June 30, 2019, the Fund’s Institutional Shares returned 18.76%, Investor A Shares returned 18.67%, and Class K Shares returned 18.80%. The benchmark Russell 1000® Index returned 18.84% for the same period.

Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses. The Fund invests all of its assets in Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

Describe the market environment.

All eleven of the Global Industry Classification Standard sectors advanced in the first quarter of 2019 as positive headlines regarding Sino-American trade negotiations, relatively strong corporate earnings growth, and the Fed’s dovish pivot helped investor sentiment recover from steep losses in the fourth quarter of 2018.

In its January announcement, the Fed indicated that it would refrain from interest rate hikes for the foreseeable future, with a dovish assessment of U.S. economic conditions and transparency around balance sheet normalization. This reduced market-based expectations of interest rate hikes, serving as a boon for both equities and bonds.

On the macro front, despite a 35-day government shutdown and global economic weakness, the U.S. economy continued to exhibit a tight labor market, low inflation, and slowing but stable economic growth. The U.S. unemployment rate held at 3.8% in February, the lowest level since 1969. Core personal consumption expenditure dropped to 1.8% year-over-year in January, below the Fed’s inflation target of 2%.

Less optimism was evident in the U.S. interest rates market. The pause in interest rate hiking by the Fed coupled with lowered forecasts for growth drove investors into longer-duration government bonds. The yield on the 10-year U.S. Treasury dropped from a first quarter high of 2.78% in mid-January to 2.4% at quarter end. The bid for long-term debt coupled with high short-term rates (Fed fund target rate remained at 2.5% at the quarter’s end) catalyzed an inversion of the three-month/10-year Treasury spread. This spread is the Fed’s preferred measure for calculating recession probabilities and its inversion has preceded every U.S. recession since the 1950s.

The prospect of an easier monetary policy buoyed equities broadly in the second quarter of 2019. In the June Federal Open Market Committee announcement, Fed Chair Jerome Powell noted that should trade tensions weigh on the committee’s economic outlook or should the shortfall of inflation from the target rate persist longer than expected, the Fed would provide more accommodation to sustain the expansion.

Trade tensions were a source of intra-quarter volatility. In May, President Trump threatened an increase in tariffs and protectionism against both China and Mexico. However, these announcements did not materialize, and sentiment eased heading into the G-20 meeting at June’s month’s end.

Looking to interest rates, the 10-year U.S. Treasury yield declined 0.50% in the second quarter of 2019 to 2% — the lowest level since 2016. The yield curve remained a source of uncertainty as the three-month/10-year Treasury spread remained in negative territory while the five-year/30-year Treasury spread expanded throughout the quarter.

Describe recent portfolio activity.

During the period, as changes were made to the composition of the Russell 1000® Index, the Master Portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

The Master Portfolio remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of June 30, 2019 (continued)	iShares Russell 1000 Large-Cap Index Fund

Performance Summary for the Period Ended June 30, 2019

		Average Annual Total Returns (a)(b)
	6-Month Total Returns	1 Year	5 Years	Since Inception (c)
Institutional	18.76%	9.89%	10.30%	12.19%
Investor A	18.67	9.67	10.03	11.87
Class K	18.80	9.98	10.38	12.20
Russell 1000® Index(d)	18.84	10.02	10.45	12.34

(a)	See “About Fund Performance” on Page 6 for a detailed description of share classes, including any related fees.
(b)

The Fund invests all of its assets in the Master Portfolio. The Master Portfolio will be substantially invested in equity securities in the Russell 1000® Index, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 1000® Index.

(c)	The Fund commenced operations on March 31, 2011.
(d)

An index that measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (b)
	Beginning Account Value (01/01/19)	Ending Account Value (06/30/19)	Expenses Paid During the Period (a)	Beginning Account Value (01/01/19)	Ending Account Value (06/30/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,187.60	$0.71	$1,000.00	$1,024.15	$0.65	0.13%
Investor A	1,000.00	1,186.70	2.06	1,000.00	1,022.91	1.91	0.38
Class K	1,000.00	1,188.00	0.43	1,000.00	1,024.40	0.40	0.08

(a)

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

FUND SUMMARY	5

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Administrator”), the Fund’s administrator, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such contractual agreement. With respect to such voluntary agreement, the Administrator is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver may be reduced or discontinued at any time. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on January 1, 2019 and held through June 30, 2019) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities   (unaudited)

June 30, 2019

iShares Russell 1000 Large-Cap Index Fund

ASSETS
Investments at value — Master Portfolio	$354,571,055
Receivables:
Capital shares sold	385,140
From the Administrator/Manager	3,211
Withdrawals from Master Portfolio	204,002
Prepaid expenses	40,485

Total assets	355,203,893

LIABILITIES
Payables:
Administration fees	2,830
Capital shares redeemed	589,142
Service fees	13,295
Income dividend distributions	84,119
Recoupment of past waived fees	7,505
Other accrued expenses	86,711

Total liabilities	783,602

NET ASSETS	$354,420,291

NET ASSETS CONSIST OF
Paid-in capital	$246,928,741
Accumulated earnings	107,491,550

NET ASSETS	$354,420,291

NET ASSETS VALUE
Institutional — Based on net assets of $75,462,465 and 3,881,479 shares outstanding, unlimited number of shares authorized, no par value	$19.44

Investor A — Based on net assets of $66,154,357 and 3,422,935 shares outstanding, unlimited number of shares authorized, no par value	$19.33

Class K — Based on net assets of $212,803,469 and 10,988,526 shares outstanding, unlimited number of shares authorized, no par value	$19.37

See notes to financial statements.

FINANCIAL STATEMENTS	7

Statement of Operations  (unaudited)

Six Months Ended June 30, 2019

iShares Russell 1000 Large-Cap Index Fund

INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$3,199,113
Dividends — affiliated	120,617
Securities lending income — affiliated — net	48,938
Foreign taxes withheld	(422)
Expenses	(55,582)
Fees waived	1,451

Total investment income	3,314,115

FUND EXPENSES
Administration	16,491
Service and distribution — class specific	79,167
Transfer agent — class specific	147,363
Registration	30,989
Professional	26,424
Printing	14,652
Accounting services	2,525
Officer	29
Miscellaneous	4,366
Recoupment of past waived and/or reimbursed fees — class specific	7,505

Total expenses	329,511
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(17,861)
Transfer agent fees waived and/or reimbursed — class specific	(119,215)

Total expenses after fees waived and/or reimbursed	192,435

Net investment income	3,121,680

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments	(420,417)
Futures contracts	573,494

153,077

Net change in unrealized appreciation (depreciation) on:
Investments	53,453,884
Futures contracts	17,555

53,471,439

Net realized and unrealized gain	53,624,516

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$56,746,196

See notes to financial statements.

8	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	iShares Russell 1000 Large-Cap Index Fund
	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,121,680	$4,644,783
Net realized gain	153,077	1,210,484
Net change in unrealized appreciation (depreciation)	53,471,439	(23,156,898)

Net increase (decrease) in net assets resulting from operations	56,746,196	(17,301,631)

DISTRIBUTIONS(a)
Institutional	(961,091)	(1,332,772)
Investor A	(762,579)	(1,251,128)
Class K	(2,648,126)	(3,120,575)

Decrease in net assets resulting from distributions to shareholders	(4,371,796)	(5,704,475)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(11,829,833)	125,324,876

NET ASSETS
Total increase in net assets	40,544,567	102,318,770
Beginning of period	313,875,724	211,556,954

End of period	$354,420,291	$313,875,724

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	9

Financial Highlights

(For a share outstanding throughout each period)

	iShares Russell 1000 Large-Cap Index Fund

	Institutional
	Six Months Ended 06/30/19 (Unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014

Net asset value, beginning of period	$16.58		$17.82		$15.07		$14.08		$14.72		$13.49

Net investment income(a)	0.17		0.34		0.30		0.31		0.28		0.26
Net realized and unrealized gain (loss)	2.94		(1.19)		2.91		1.35		(0.16)		1.49

Net increase (decrease) from investment operations	3.11		(0.85)		3.21		1.66		0.12		1.75

Distributions(b)
From net investment income	(0.18)		(0.33)		(0.35)		(0.29)		(0.29)		(0.25)
From net realized gain	(0.07)		(0.06)		(0.11)		(0.38)		(0.47)		(0.27)
From return of capital	—		—		(0.00	)(c)	—		—		—

Total distributions	(0.25)		(0.39)		(0.46)		(0.67)		(0.76)		(0.52)

Net asset value, end of period	$19.44		$16.58		$17.82		$15.07		$14.08		$14.72

Total Return(d)
Based on net asset value	18.76	%(e)	(4.88)%		21.46%		11.92%		0.82%		13.07%

Ratios to Average Net Assets(f)
Total expenses	0.14	%(g)(h)	0.17	%(h)(i)	0.17	%(h)(i)	0.13	%(h)	0.27	%(j)	0.59%

Total expenses after fees waived and/or reimbursed	0.13	%(g)(h)	0.13	%(h)	0.13	%(h)	0.09	%(h)	0.13	%(j)	0.16%

Net investment income	1.88	%(g)(h)	1.89	%(h)	1.82	%(h)	2.14	%(h)	1.93	%(j)	1.81%

Supplemental Data
Net assets, end of period (000)	$75,462		$102,279		$45,733		$18,964		$3,431		$363

Portfolio turnover rate of the Master Portfolio	5%		12%		12%		13%		6%		6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Annualized.
(h)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(i)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

See notes to financial statements.

10	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell 1000 Large-Cap Index Fund (continued)

	Investor A
	Six Months Ended 06/30/19 (Unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014

Net asset value, beginning of period	$16.48		$17.72		$14.99		$14.01		$14.65		$13.43

Net investment income(a)	0.15		0.29		0.26		0.25		0.24		0.22
Net realized and unrealized gain (loss)	2.93		(1.18)		2.89		1.36		(0.16)		1.49

Net increase (decrease) from investment operations	3.08		(0.89)		3.15		1.61		0.08		1.71

Distributions(b)
From net investment income	(0.16)		(0.29)		(0.31)		(0.25)		(0.25)		(0.22)
From net realized gain	(0.07)		(0.06)		(0.11)		(0.38)		(0.47)		(0.27)
From return of capital	—		—		(0.00	)(c)	—		—		—

Total distributions	(0.23)		(0.35)		(0.42)		(0.63)		(0.72)		(0.49)

Net asset value, end of period	$19.33		$16.48		$17.72		$14.99		$14.01		$14.65

Total Return(d)
Based on net asset value	18.67	%(e)	(5.15)%		21.16%		11.61%		0.56%		12.79%

Ratios to Average Net Assets(f)
Total expenses	0.75	%(g)(h)	0.87	%(h)	0.68	%(h)(i)	0.48	%(h)	0.54	%(j)	0.57%

Total expenses after fees waived and/or reimbursed	0.38	%(g)(h)	0.38	%(h)	0.38	%(h)	0.38	%(h)	0.39	%(j)	0.41%

Net investment income	1.67	%(g)(h)	1.60	%(h)	1.56	%(h)	1.76	%(h)	1.62	%(j)	1.56%

Supplemental Data
Net assets, end of period (000)	$66,154		$57,500		$66,675		$23,939		$17,397		$17,507

Portfolio turnover rate of the Master Portfolio	5%		12%		12%		13%		6%		6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Annualized.
(h)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(i)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended December, 31, 2017 the expense ratio would have been 0.67%.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	11

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell 1000 Large-Cap Index Fund (continued)

	Class K
	Six Months Ended 06/30/19 (Unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014

Net asset value, beginning of period	$16.52		$17.76		$15.01		$14.03		$14.67		$13.44

Net investment income(a)	0.18		0.35		0.31		0.30		0.28		0.26
Net realized and unrealized gain (loss)	2.92		(1.19)		2.91		1.36		(0.15)		1.50

Net increase (decrease) from investment operations	3.10		(0.84)		3.22		1.66		0.13		1.76

Distributions(b)
From net investment income	(0.18)		(0.34)		(0.36)		(0.30)		(0.30)		(0.27)
From net realized gain	(0.07)		(0.06)		(0.11)		(0.38)		(0.47)		(0.26)
From return of capital	—		—		(0.00	)(c)	—		—		—

Total distributions	(0.25)		(0.40)		(0.47)		(0.68)		(0.77)		(0.53)

Net asset value, end of period	$19.37		$16.52		$17.76		$15.01		$14.03		$14.67

Total Return(d)
Based on net asset value	18.80	%(e)	(4.85)%		21.60%		11.92%		0.86%		13.17%

Ratios to Average Net Assets(f)
Total expenses	0.10	%(g)(h)	0.13	%(h)	0.10	%(h)(i)	0.12	%(h)	0.19	%(j)	0.24%

Total expenses after fees waived and/or reimbursed	0.08	%(g)(h)	0.08	%(h)	0.08	%(h)	0.08	%(h)	0.09	%(j)	0.12%

Net investment income	1.98	%(g)(h)	1.92	%(h)	1.87	%(h)	2.06	%(h)	1.91	%(j)	1.83%

Supplemental Data
Net assets, end of period (000)	$212,803		$154,097		$99,149		$122,724		$77,632		$70,348

Portfolio turnover rate of the Master Portfolio	5%		12%		12%		13%		6%		6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Annualized.
(h)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(i)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

See notes to financial statements.

12	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. iShares Russell 1000 Large-Cap Index Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified. The Fund seeks to achieve its investment objective by investing all of its assets in Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), an affiliate of the Trust, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2019, the percentage of the Master Portfolio owned by the Fund was 2.79%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares	No	No	None
Investor A Shares	No	No	None
Class K Shares	No	No	None

The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA”) or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by BlackRock Advisors, LLC (“BAL” or the “Administrator”), are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4.	ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Administrator, an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.01% of the average daily net assets of the Fund. The Fund does not pay an investment advisory fee or investment management fee.

NOTES TO FINANCIAL STATEMENTS	13

Notes to Financial Statements (unaudited) (continued)

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of the Investor A Shares.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended June 30, 2019, the Fund did not pay any amounts to affiliates in return for these services.

The Administrator maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended June 30, 2019, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	Investor A	Class K	Total
$175	$4,559	$307	$5,041

For the six months ended June 30, 2019, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

Institutional	Investor A	Class K	Total
$12,257	$130,360	$4,746	$147,363

Expense Limitations, Waivers, Reimbursements, and Recoupments: BAL and BFA contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Institutional	Investor A	Class K
0.13%	0.38%	0.08%

The Administrator has agreed not to reduce or discontinue these contractual expense limitations through April 30, 2020, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) or by a vote of a majority of the outstanding voting securities of the Fund.

These amounts waived and/or reimbursed are included in fees waived and/or reimbursed by the Administrator and transfer agent fees waived and/or reimbursed – class specific, respectively, in the Statement of Operations. For the six months ended June 30, 2019, the amounts waived were $17,861.

For the six months ended June 30, 2019, class specific transfer agent fees waived are as follows:

Investor A	Class K	Total
$114,470	$4,745	$119,215

With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from BAL or BFA, are less than the current expense limitation for that share class, BAL and/or BFA is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1)	The Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2)	BAL, BFA or an affiliate continues to serve as the Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to any voluntary waivers that may be in effect from time to time.

For the six months ended June 30, 2019, the Manager recouped the following class specific waivers and/or reimbursements previously recorded by the Fund:

Institutional	7,505

14	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

On June 30, 2019 the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

Expiring December 31,	2019	2020	2021
Fund Level	$40,773	$58,052	$17,861
Institutional	—	417	—
Investor A	150,849	296,480	114,470
Class K	1,740	9,914	4,745

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”) the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended June 30, 2019, the Fund did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are trustees and/or officers of BlackRock or its affiliates. The Fund reimburses the Administrator for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.

5.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2018. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

6.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 06/30/19		Year Ended 12/31/18
	Shares	Amount	Shares	Amount
Institutional
Shares sold	338,953	$6,293,078	5,051,507	$88,693,979
Shares issued in reinvestment of distributions	50,181	960,864	74,900	1,331,969
Shares redeemed	(2,676,585)	(48,778,583)	(1,523,221)	(26,923,935)

Net increase (decrease)	(2,287,451)	$(41,524,641)	3,603,186	$63,102,013

Investor A
Shares sold	770,087	$14,179,470	1,705,626	$30,961,424
Shares issued in reinvestment of distributions	40,020	762,424	70,288	1,251,040
Shares redeemed	(875,397)	(16,140,657)	(2,049,828)	(37,625,741)

Net decrease	(65,290)	$(1,198,763)	(273,914)	$(5,413,277)

Class K
Shares sold	2,515,696	$46,766,191	5,439,208	$98,354,555
Shares issued in reinvestment of distributions	130,596	2,495,497	170,696	3,044,531
Shares redeemed	(988,013)	(18,368,117)	(1,863,036)	(33,762,946)

Net increase	1,658,279	$30,893,571	3,746,868	$67,636,140

Total Net Increase (Decrease)	(694,462)	$(11,829,833)	7,076,140	$125,324,876

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	15

Master Portfolio Information as of June 30, 2019	Large Cap Index Master Portfolio

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Microsoft Corp.	4%
Apple, Inc.	3
Amazon.com, Inc.	3
Alphabet, Inc.	2
Facebook, Inc.	2
Berkshire Hathaway, Inc.	2
Johnson & Johnson	1
JPMorgan Chase & Co.	1
Exxon Mobil Corp.	1
Visa, Inc.	1

SECTOR ALLOCATION

Sector	Percent of Net Assets
Information Technology	22%
Health Care	14
Financials	13
Short-Term Securities	12
Consumer Discretionary	10
Industrials	10
Communication Services	9
Consumer Staples	7
Energy	5
Real Estate	4
Utilities	3
Materials	3
Investment Companies	— (a)
Liabilities in Excess of Other Assets	(12)

(a)	Represents less than 1% of Net Assets.

For Master Portfolio compliance purposes, the Master Portfolio’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments

The Master Portfolio may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Master Portfolio’s Notes to Financial Statements.

16	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) June 30, 2019	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.9%

Aerospace & Defense — 2.4%
Arconic, Inc.	182,738	$4,718,295
Boeing Co.	243,157	88,511,579
Curtiss-Wright Corp.	18,636	2,369,195
General Dynamics Corp.(a)	116,167	21,121,484
HEICO Corp.(a)	17,512	2,343,281
HEICO Corp., Class A	35,308	3,649,788
Hexcel Corp.(a)	39,207	3,171,062
Huntington Ingalls Industries, Inc.(a)	18,496	4,156,791
L3 Technologies, Inc.	34,604	8,483,863
L3Harris Technologies, Inc.	56,182	10,625,701
Lockheed Martin Corp.	113,226	41,162,180
Northrop Grumman Corp.(a)	72,498	23,424,829
Raytheon Co.	128,401	22,326,366
Spirit AeroSystems Holdings, Inc., Class A	47,737	3,884,360
Teledyne Technologies, Inc.(b)	16,856	4,616,353
Textron, Inc.(a)	109,042	5,783,588
TransDigm Group, Inc.(a)(b)	22,423	10,848,247
United Technologies Corp.	371,853	48,415,260

		309,612,222

Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.(a)	62,883	5,304,181
Expeditors International of Washington, Inc.	77,519	5,880,591
FedEx Corp.	109,844	18,035,287
United Parcel Service, Inc., Class B(a)	321,045	33,154,317
XPO Logistics, Inc.(a)(b)	42,483	2,455,942

		64,830,318

Airlines — 0.4%
Alaska Air Group, Inc.(a)	55,919	3,573,783
American Airlines Group, Inc.(a)	182,868	5,963,326
Copa Holdings SA, Class A(a)	14,161	1,381,689
Delta Air Lines, Inc.(a)	267,895	15,203,041
JetBlue Airways Corp.(b)	131,723	2,435,558
Southwest Airlines Co.(a)	225,971	11,474,807
United Airlines Holdings, Inc.(b)	110,440	9,669,022

		49,701,226

Auto Components — 0.2%
Aptiv PLC(a)	118,164	9,551,196
BorgWarner, Inc.(a)	95,278	3,999,770
Gentex Corp.(a)	113,088	2,783,096
Goodyear Tire & Rubber Co.(a)	99,954	1,529,296
Lear Corp.(a)	28,978	4,035,766

		21,899,124

Automobiles — 0.5%
Ford Motor Co.	1,792,739	18,339,720
General Motors Co.(a)	570,336	21,975,046
Harley-Davidson, Inc.(a)	75,324	2,698,859
Tesla, Inc.(a)(b)	64,421	14,395,517
Thor Industries, Inc.(a)	22,737	1,328,977

		58,738,119

Banks — 5.2%
Associated Banc-Corp	73,078	1,544,869
Bank of America Corp.	3,949,737	114,542,373
Bank of Hawaii Corp.(a)	18,581	1,540,551
Bank OZK(a)	57,786	1,738,781
BankUnited, Inc.	42,374	1,429,699
BB&T Corp.	351,613	17,274,747
BOK Financial Corp.(a)	12,616	952,256
CIT Group, Inc.(a)	44,306	2,327,837
Citigroup, Inc.	1,060,902	74,294,967
Citizens Financial Group, Inc.	212,501	7,514,035

Security	Shares	Value

Banks (continued)
Comerica, Inc.(a)	71,982	$5,228,772
Commerce Bancshares, Inc.(a)	42,611	2,542,172
Cullen/Frost Bankers, Inc.(a)	25,247	2,364,634
East West Bancorp, Inc.(a)	70,286	3,287,276
Fifth Third Bancorp	341,994	9,541,633
First Citizens BancShares, Inc., Class A(a)	3,313	1,491,745
First Hawaiian, Inc.	58,096	1,502,944
First Horizon National Corp.(a)	138,909	2,073,911
First Republic Bank(a)	75,552	7,377,653
FNB Corp.(a)	139,512	1,642,056
Huntington Bancshares, Inc.(a)	478,937	6,618,909
JPMorgan Chase & Co.	1,480,240	165,490,832
KeyCorp	458,836	8,144,339
M&T Bank Corp.(a)	63,470	10,794,343
PacWest Bancorp(a)	59,504	2,310,540
People’s United Financial, Inc.	186,523	3,129,856
Pinnacle Financial Partners, Inc.(a)	31,435	1,806,884
PNC Financial Services Group, Inc.	207,653	28,506,604
Popular, Inc.	43,860	2,378,966
Prosperity Bancshares, Inc.(a)	30,064	1,985,727
Regions Financial Corp.	462,198	6,905,238
Signature Bank	24,475	2,957,559
Sterling Bancorp	96,029	2,043,497
SunTrust Banks, Inc.	203,990	12,820,771
SVB Financial Group(b)	23,493	5,276,293
Synovus Financial Corp.(a)	66,195	2,316,825
TCF Financial Corp.	72,614	1,509,645
Texas Capital Bancshares, Inc.(b)	22,922	1,406,723
U.S. Bancorp(a)	666,242	34,911,081
Umpqua Holdings Corp.(a)	93,873	1,557,353
Webster Financial Corp.	39,702	1,896,565
Wells Fargo & Co.	1,859,104	87,972,801
Western Alliance Bancorp(b)	43,850	1,960,972
Wintrust Financial Corp.	26,036	1,904,794
Zions Bancorp.(a)	85,292	3,921,726

		660,741,754

Beverages — 1.7%
Brown-Forman Corp., Class A	22,750	1,251,250
Brown-Forman Corp., Class B(a)	79,943	4,431,240
Coca-Cola Co.	1,758,627	89,549,287
Constellation Brands, Inc., Class A(a)	72,722	14,321,871
Keurig Dr Pepper, Inc.(a)	93,830	2,711,687
Molson Coors Brewing Co., Class B(a)	80,455	4,505,480
Monster Beverage Corp.(b)	177,111	11,304,995
PepsiCo, Inc.(a)	642,562	84,259,155

		212,334,965

Biotechnology — 2.3%
AbbVie, Inc.	678,556	49,344,592
Agios Pharmaceuticals, Inc.(a)(b)	24,930	1,243,508
Alexion Pharmaceuticals, Inc.(b)	99,177	12,990,203
Alkermes PLC(b)	71,099	1,602,571
Alnylam Pharmaceuticals, Inc.(b)	48,048	3,486,363
Amgen, Inc.	278,349	51,294,154
Biogen, Inc.(b)	88,606	20,722,285
BioMarin Pharmaceutical, Inc. (b)	83,358	7,139,613
Bluebird Bio, Inc.(a)(b)	25,390	3,229,608
Celgene Corp.(b)	321,799	29,747,100
Exact Sciences Corp.(b)	58,299	6,881,614
Exelixis, Inc.(b)	139,527	2,981,692
Gilead Sciences, Inc.(a)	586,080	39,595,565
Incyte Corp.(b)	82,324	6,994,247
Ionis Pharmaceuticals, Inc.(b)	60,562	3,892,320
Moderna, Inc.(b)	11,439	167,467

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) June 30, 2019	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Neurocrine Biosciences, Inc.(b)	42,263	$3,568,265
Regeneron Pharmaceuticals, Inc.(b)	37,509	11,740,317
Sage Therapeutics, Inc.(a)(b)	23,609	4,322,572
Sarepta Therapeutics, Inc.(a)(b)	32,896	4,998,547
Seattle Genetics, Inc.(b)	51,042	3,532,617
United Therapeutics Corp.(a)(b)	21,009	1,639,963
Vertex Pharmaceuticals, Inc.(b)	116,684	21,397,512

		292,512,695

Building Products — 0.4%
Allegion PLC(a)	42,701	4,720,596
AO Smith Corp.	61,384	2,894,869
Armstrong World Industries, Inc.	21,941	2,132,665
Fortune Brands Home & Security, Inc.	62,957	3,596,733
Johnson Controls International PLC	413,878	17,097,300
Lennox International, Inc.(a)	16,344	4,494,600
Masco Corp.(a)	130,786	5,132,043
Owens Corning(a)	49,413	2,875,837
Resideo Technologies, Inc.(b)	57,907	1,269,321

		44,213,964

Capital Markets — 2.5%
Affiliated Managers Group, Inc.	23,212	2,138,754
Ameriprise Financial, Inc.	62,121	9,017,484
Bank of New York Mellon Corp.	391,832	17,299,383
BGC Partners, Inc., Class A(a)	105,660	552,602
BlackRock, Inc.(a)(c)(e)	54,383	25,521,942
Cboe Global Markets, Inc.(a)	50,888	5,273,523
Charles Schwab Corp.	551,303	22,156,867
CME Group, Inc.	162,460	31,535,111
E*Trade Financial Corp.	112,761	5,029,141
Eaton Vance Corp.(a)	52,909	2,281,965
Evercore, Inc., Class A(a)	18,456	1,634,648
Franklin Resources, Inc.(a)	130,501	4,541,435
Goldman Sachs Group, Inc.	151,043	30,903,398
Intercontinental Exchange, Inc.	255,628	21,968,670
Invesco Ltd.(a)	174,950	3,579,477
Janus Henderson Group PLC	42,881	917,653
Lazard Ltd., Class A	51,262	1,762,900
Legg Mason, Inc.(a)	39,092	1,496,442
LPL Financial Holdings, Inc.	36,852	3,006,018
Moody’s Corp.	75,127	14,673,054
Morgan Stanley	551,980	24,182,244
MSCI, Inc.	37,622	8,983,757
Nasdaq, Inc.(a)	54,003	5,193,468
Northern Trust Corp.(a)	90,660	8,159,400
Raymond James Financial, Inc.	59,272	5,011,448
S&P Global, Inc.	113,257	25,798,812
SEI Investments Co.	60,584	3,398,762
State Street Corp.	170,864	9,578,636
T. Rowe Price Group, Inc.	106,032	11,632,771
TD Ameritrade Holding Corp.(a)	124,685	6,224,275
Virtu Financial, Inc., Class A(a)	27,179	591,959

		314,045,999

Chemicals — 2.0%
Air Products & Chemicals, Inc.	100,458	22,740,678
Albemarle Corp.	48,100	3,386,721
Ashland Global Holdings, Inc.	29,670	2,372,710
Axalta Coating Systems Ltd.(b)	93,266	2,776,529
Cabot Corp.(a)	24,076	1,148,666
Celanese Corp.(a)	57,430	6,190,954
CF Industries Holdings, Inc.(a)	99,821	4,662,639
Chemours Co.	71,584	1,718,016
Corteva, Inc.(b)	341,013	10,083,754
Dow, Inc.(a)(b)	342,792	16,903,074

Security	Shares	Value

Chemicals (continued)
DuPont de Nemours, Inc.	344,378	$25,852,457
Eastman Chemical Co.	64,839	5,046,419
Ecolab, Inc.(a)	115,825	22,868,488
Element Solutions, Inc.(a)(b)	111,683	1,154,802
FMC Corp.	60,683	5,033,655
Huntsman Corp.(a)	104,039	2,126,557
International Flavors & Fragrances, Inc.(a)	49,013	7,111,296
Linde PLC(a)	248,913	49,981,730
LyondellBasell Industries NV, Class A	135,870	11,702,483
Mosaic Co.	162,043	4,055,936
NewMarket Corp.(a)	3,234	1,296,640
Olin Corp.(a)	72,267	1,583,370
PPG Industries, Inc.	107,880	12,590,675
RPM International, Inc.(a)	59,909	3,661,039
Scotts Miracle-Gro Co.(a)	19,170	1,888,245
Sherwin-Williams Co.(a)	37,979	17,405,396
Valvoline, Inc.	84,376	1,647,863
Versum Materials, Inc.	48,371	2,494,976
Westlake Chemical Corp.(a)	15,242	1,058,709
WR Grace & Co.	26,890	2,046,598

		252,591,075

Commercial Services & Supplies — 0.5%
ADT, Inc.(a)	39,296	240,491
Cintas Corp.(a)	38,848	9,218,242
Clean Harbors, Inc.(b)	24,197	1,720,407
Copart, Inc.(a)(b)	90,344	6,752,311
IAA, Inc.(b)	58,269	2,259,672
KAR Auction Services, Inc.	58,269	1,456,725
Republic Services, Inc.	98,973	8,575,021
Rollins, Inc.(a)	68,001	2,439,196
Stericycle, Inc.(a)(b)	40,719	1,944,332
Waste Management, Inc.	193,547	22,329,517

		56,935,914

Communications Equipment — 1.2%
Arista Networks, Inc.(a)(b)	27,160	7,051,279
Ciena Corp.(b)	70,739	2,909,495
Cisco Systems, Inc.(a)	2,021,451	110,634,013
CommScope Holding Co., Inc.(a)(b)	92,581	1,456,299
EchoStar Corp., Class A(b)	18,636	825,948
F5 Networks, Inc.(a)(b)	27,560	4,013,563
Juniper Networks, Inc.(a)	154,144	4,104,855
Motorola Solutions, Inc.	75,407	12,572,609
Palo Alto Networks, Inc.(b)	42,420	8,643,499
Ubiquiti Networks, Inc.(a)	7,456	980,464
ViaSat, Inc.(b)	25,224	2,038,604

		155,230,628

Construction & Engineering — 0.1%
AECOM(b)	72,734	2,752,982
Fluor Corp.(a)	67,551	2,275,793
Jacobs Engineering Group, Inc.(a)	60,332	5,091,418
Quanta Services, Inc.(a)	66,022	2,521,380

		12,641,573

Construction Materials — 0.1%
Eagle Materials, Inc.(a)	19,435	1,801,624
Martin Marietta Materials, Inc.(a)	28,644	6,591,271
Vulcan Materials Co.(a)	60,958	8,370,143

		16,763,038

Consumer Finance — 0.7%
Ally Financial, Inc.	180,584	5,596,298
American Express Co.(a)	313,764	38,731,028
Capital One Financial Corp.	213,512	19,374,079
Credit Acceptance Corp.(b)	4,850	2,346,576

18	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
Discover Financial Services(a)	148,736	$11,540,426
Navient Corp.(a)	102,171	1,394,634
OneMain Holdings, Inc.	32,596	1,102,071
Santander Consumer USA Holdings, Inc.(a)	49,708	1,191,004
SLM Corp.	208,224	2,023,937
Synchrony Financial	316,450	10,971,321

		94,271,374

Containers & Packaging — 0.4%
AptarGroup, Inc.	29,401	3,655,720
Ardagh Group SA	6,425	112,438
Avery Dennison Corp.	38,466	4,449,747
Ball Corp.	150,686	10,546,513
Berry Global Group, Inc.(b)	59,936	3,152,034
Crown Holdings, Inc.(b)	60,244	3,680,908
Graphic Packaging Holding Co.	136,660	1,910,507
International Paper Co.(a)	184,747	8,003,240
Owens-Illinois, Inc.	63,497	1,096,593
Packaging Corp. of America	42,817	4,081,317
Sealed Air Corp.(a)	68,148	2,915,371
Silgan Holdings, Inc.	35,936	1,099,642
Sonoco Products Co.(a)	47,098	3,077,383
Westrock Co.(a)	114,376	4,171,293

		51,952,706

Distributors — 0.1%
Genuine Parts Co.(a)	63,291	6,555,682
LKQ Corp.(b)	143,122	3,808,476
Pool Corp.(a)	17,073	3,260,943

		13,625,101

Diversified Consumer Services — 0.2%
2U, Inc.(a)(b)	24,787	932,983
Bright Horizons Family Solutions, Inc.(a)(b)	26,637	4,018,724
frontdoor, Inc.(b)	36,778	1,601,682
Graham Holdings Co., Class B	1,758	1,213,073
Grand Canyon Education, Inc.(a)(b)	22,371	2,617,854
H&R Block, Inc.(a)	95,640	2,802,252
Service Corp. International(a)	82,963	3,881,009
ServiceMaster Global Holdings, Inc.(a)(b)	60,006	3,125,713

		20,193,290

Diversified Financial Services — 1.7%
AXA Equitable Holdings, Inc.	138,749	2,899,854
Berkshire Hathaway, Inc., Class B(b)	897,025	191,218,819
FactSet Research Systems, Inc.(a)	17,431	4,995,028
Interactive Brokers Group, Inc., Class A(a)	32,189	1,744,644
Jefferies Financial Group, Inc.	120,223	2,311,888
MarketAxess Holdings, Inc.(a)	16,252	5,223,718
Morningstar, Inc.(a)	9,274	1,341,391
Voya Financial, Inc.(a)	66,862	3,697,469

		213,432,811

Diversified Telecommunication Services — 1.8%
AT&T, Inc.	3,351,487	112,308,330
CenturyLink, Inc.(a)	498,324	5,860,290
Verizon Communications, Inc.	1,898,706	108,473,074
Zayo Group Holdings, Inc.(b)	105,720	3,479,245

		230,120,939

Electric Utilities — 1.9%
Alliant Energy Corp.	107,813	5,291,462
American Electric Power Co., Inc.(a)	227,037	19,981,526
Avangrid, Inc.(a)	24,057	1,214,879
Duke Energy Corp.(a)	333,839	29,457,953
Edison International	145,879	9,833,704
Entergy Corp.	88,071	9,065,148

Security	Shares	Value

Electric Utilities (continued)
Evergy, Inc.	111,668	$6,716,830
Eversource Energy(a)	146,375	11,089,370
Exelon Corp.	444,520	21,310,289
FirstEnergy Corp.	241,416	10,335,019
Hawaiian Electric Industries, Inc.(a)	48,052	2,092,665
IDACORP, Inc.	22,695	2,279,259
NextEra Energy, Inc.(a)	218,962	44,856,555
OGE Energy Corp.	92,611	3,941,524
PG&E Corp.(a)(b)	242,526	5,558,696
Pinnacle West Capital Corp.(a)	50,378	4,740,066
PPL Corp.(a)	335,107	10,391,668
Southern Co.	476,867	26,361,208
Xcel Energy, Inc.(a)	235,317	13,999,008

		238,516,829

Electrical Equipment — 0.5%
Acuity Brands, Inc.	18,944	2,612,567
AMETEK, Inc.	103,772	9,426,649
Eaton Corp. PLC	194,279	16,179,555
Emerson Electric Co.	279,919	18,676,196
GrafTech International Ltd.(a)	31,392	361,008
Hubbell, Inc.(a)	23,867	3,112,257
nVent Electric PLC	71,057	1,761,503
Regal-Beloit Corp.(a)	20,675	1,689,354
Rockwell Automation, Inc.(a)	54,115	8,865,660
Sensata Technologies Holding PLC(a)(b)	73,706	3,611,594

		66,296,343

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	134,469	12,900,956
Arrow Electronics, Inc.(b)	40,032	2,853,081
Avnet, Inc.	45,816	2,074,090
CDW Corp.	65,511	7,271,721
Cognex Corp.	72,526	3,479,797
Coherent, Inc.(a)(b)	11,192	1,526,253
Corning, Inc.(a)	358,081	11,899,032
Dolby Laboratories, Inc., Class A	27,063	1,748,270
FLIR Systems, Inc.	61,895	3,348,520
IPG Photonics Corp.(a)(b)	16,053	2,476,175
Jabil, Inc.	65,787	2,078,869
Keysight Technologies, Inc.(b)	85,848	7,710,009
Littelfuse, Inc.(a)	10,552	1,866,754
National Instruments Corp.(a)	59,875	2,514,151
SYNNEX Corp.	18,677	1,837,817
Trimble, Inc.(b)	113,094	5,101,670
Universal Display Corp.(a)	19,770	3,717,946
Zebra Technologies Corp., Class A(a)(b)	24,645	5,162,881

		79,567,992

Energy Equipment & Services — 0.4%
Apergy Corp.(b)	31,882	1,069,322
Baker Hughes a GE Co., Class A(a)	237,399	5,847,137
Halliburton Co.	397,444	9,037,877
Helmerich & Payne, Inc.(a)	51,067	2,585,011
National Oilwell Varco, Inc.(a)	173,294	3,852,326
Patterson-UTI Energy, Inc.(a)	90,719	1,044,176
Schlumberger Ltd.	636,714	25,303,014
Transocean Ltd.(a)(b)	279,997	1,794,781

		50,533,644

Entertainment — 1.0%
Activision Blizzard, Inc.(a)	347,464	16,400,301
Electronic Arts, Inc.(b)	134,931	13,663,113
Live Nation Entertainment, Inc.(a)(b)	60,350	3,998,188
Netflix, Inc.(b)	193,184	70,960,347
Spotify Technology SA(b)	53,911	7,882,866

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) June 30, 2019	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
Take-Two Interactive Software, Inc.(b)	52,023	$5,906,171
Viacom, Inc., Class B	161,709	4,830,248

		123,641,234

Equity Real Estate Investment Trusts (REITs) — 3.7%
Alexandria Real Estate Equities, Inc.	50,812	7,169,065
American Campus Communities, Inc.(a)	62,175	2,869,998
American Homes 4 Rent, Class A	113,735	2,764,898
American Tower Corp.(a)	201,033	41,101,197
Americold Realty Trust	86,027	2,788,995
Apartment Investment & Management Co., Class A	68,204	3,418,384
Apple Hospitality REIT, Inc.(a)	96,831	1,535,740
AvalonBay Communities, Inc.	64,644	13,134,368
Boston Properties, Inc.(a)	70,542	9,099,918
Brandywine Realty Trust(a)	87,207	1,248,804
Brixmor Property Group, Inc.(a)	128,825	2,303,391
Brookfield Property REIT, Inc., Class A(a)	49,080	927,121
Camden Property Trust	43,272	4,517,164
Chimera Investment Corp.(a)	87,273	1,646,842
Colony Capital, Inc.	248,922	1,244,610
Columbia Property Trust, Inc.(a)	54,962	1,139,912
CoreSite Realty Corp.(a)	17,395	2,003,382
Corporate Office Properties Trust	46,853	1,235,514
Cousins Properties, Inc.	65,983	2,386,605
Crown Castle International Corp.	189,930	24,757,375
CubeSmart	87,467	2,924,896
CyrusOne, Inc.(a)	51,234	2,957,226
Digital Realty Trust, Inc.	95,509	11,250,005
Douglas Emmett, Inc.	74,244	2,957,881
Duke Realty Corp.	163,426	5,165,896
Empire State Realty Trust, Inc., Class A(a)	59,454	880,514
EPR Properties(a)	32,714	2,440,137
Equinix, Inc.(a)	38,365	19,347,086
Equity Commonwealth	51,380	1,670,878
Equity LifeStyle Properties, Inc.(a)	40,048	4,859,424
Equity Residential(a)	163,052	12,378,908
Essex Property Trust, Inc.	30,306	8,847,231
Extra Space Storage, Inc.(a)	56,666	6,012,263
Federal Realty Investment Trust	33,644	4,332,001
Gaming and Leisure Properties, Inc.(a)	93,505	3,644,825
HCP, Inc.	219,128	7,007,713
Healthcare Trust of America, Inc., Class A	96,957	2,659,530
Highwoods Properties, Inc.	50,108	2,069,460
Hospitality Properties Trust(a)	69,475	1,736,875
Host Hotels & Resorts, Inc.(a)	338,947	6,175,614
Hudson Pacific Properties, Inc.(a)	66,053	2,197,583
Invitation Homes, Inc.(a)	192,704	5,150,978
Iron Mountain, Inc.(a)	126,951	3,973,566
JBG SMITH Properties(a)	55,967	2,201,742
Kilroy Realty Corp.(a)	46,894	3,461,246
Kimco Realty Corp.(a)	184,286	3,405,605
Lamar Advertising Co., Class A(a)	38,953	3,143,897
Liberty Property Trust	68,340	3,419,734
Life Storage, Inc.	22,221	2,112,773
Macerich Co.(a)	66,302	2,220,454
Medical Properties Trust, Inc.(a)	177,284	3,091,833
MFA Financial, Inc.(a)	176,526	1,267,457
Mid-America Apartment Communities, Inc.(a)	51,527	6,067,820
National Retail Properties, Inc.	73,668	3,905,141
New Residential Investment Corp.(a)	195,799	3,013,347
Omega Healthcare Investors, Inc.(a)	100,965	3,710,464
Outfront Media, Inc.(a)	64,473	1,662,759
Paramount Group, Inc.(a)	85,764	1,201,554
Park Hotels & Resorts, Inc.(a)	87,679	2,416,433
Prologis, Inc.(a)	288,563	23,113,896

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Public Storage(a)	68,198	$16,242,718
Rayonier, Inc.(a)	54,770	1,659,531
Realty Income Corp.	144,139	9,941,267
Regency Centers Corp.	77,196	5,152,061
Retail Properties of America, Inc., Class A	88,395	1,039,525
SBA Communications Corp.(b)	51,411	11,559,249
Simon Property Group, Inc.	141,583	22,619,300
SITE Centers Corp.(a)	60,283	798,147
SL Green Realty Corp.(a)	38,595	3,101,880
Spirit Realty Capital, Inc.(a)	43,225	1,843,978
Starwood Property Trust, Inc.(a)	131,826	2,995,087
STORE Capital Corp.(a)	98,320	3,263,241
Sun Communities, Inc.(a)	38,585	4,946,211
Taubman Centers, Inc.	26,329	1,075,013
UDR, Inc.	127,792	5,736,583
Ventas, Inc.(a)	165,358	11,302,219
VEREIT, Inc.(a)	467,907	4,215,842
VICI Properties, Inc.	205,592	4,531,248
Vornado Realty Trust	77,540	4,970,314
Weingarten Realty Investors	56,750	1,556,085
Welltower, Inc.(a)	185,419	15,117,211
Weyerhaeuser Co.(a)	341,964	9,007,332
WP Carey, Inc.	78,209	6,349,007

		466,372,977

Food & Staples Retailing — 1.4%
Casey’s General Stores, Inc.(a)	16,091	2,510,035
Costco Wholesale Corp.	201,736	53,310,755
Kroger Co.(a)	360,476	7,825,934
Sprouts Farmers Market, Inc.(b)	54,669	1,032,697
Sysco Corp.	219,086	15,493,762
U.S. Foods Holding Corp.(b)	100,569	3,596,348
Walgreens Boots Alliance, Inc.(a)	354,950	19,405,117
Walmart, Inc.	644,602	71,222,075

		174,396,723

Food Products — 1.1%
Archer-Daniels-Midland Co.	253,159	10,328,887
Beyond Meat, Inc. (b)	4,414	709,242
Bunge Ltd.	63,677	3,547,446
Campbell Soup Co.(a)	74,871	3,000,081
Conagra Brands, Inc.(a)	221,060	5,862,511
Flowers Foods, Inc.(a)	89,418	2,080,757
General Mills, Inc.	274,522	14,417,895
Hain Celestial Group, Inc.(a)(b)	39,847	872,649
Hershey Co.(a)	66,969	8,975,855
Hormel Foods Corp.(a)	127,466	5,167,472
Ingredion, Inc.	32,033	2,642,402
J.M. Smucker Co.(a)	51,268	5,905,561
Kellogg Co.	114,447	6,130,926
Kraft Heinz Co.	285,941	8,875,609
Lamb Weston Holdings, Inc.	65,204	4,131,325
McCormick & Co., Inc.(a)	55,682	8,631,267
Mondelez International, Inc., Class A	651,418	35,111,430
Pilgrim’s Pride Corp.(b)	28,874	733,111
Post Holdings, Inc.(b)	29,284	3,044,657
TreeHouse Foods, Inc.(a)(b)	27,098	1,466,002
Tyson Foods, Inc., Class A(a)	131,786	10,640,402

		142,275,487

Gas Utilities — 0.1%
Atmos Energy Corp.	54,542	5,757,454
National Fuel Gas Co.(a)	37,728	1,990,152
UGI Corp.(a)	77,450	4,136,604

		11,884,210

20	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	790,202	$66,455,988
ABIOMED, Inc.(b)	20,348	5,300,451
Align Technology, Inc.(b)	35,844	9,810,503
Baxter International, Inc.	221,879	18,171,890
Becton Dickinson & Co.(a)	122,894	30,970,517
Boston Scientific Corp.(b)	637,315	27,391,799
Cantel Medical Corp.(a)	17,701	1,427,409
Cooper Cos., Inc.	22,466	7,568,571
Danaher Corp.	292,062	41,741,501
DENTSPLY SIRONA, Inc.(a)	102,189	5,963,750
DexCom, Inc.(a)(b)	41,473	6,214,314
Edwards Lifesciences Corp.(b)	94,549	17,466,982
Hill-Rom Holdings, Inc.(a)	29,970	3,135,461
Hologic, Inc.(b)	120,040	5,764,321
ICU Medical, Inc.(a)(b)	8,920	2,247,037
IDEXX Laboratories, Inc.(b)	39,001	10,738,145
Insulet Corp.(a)(b)	27,559	3,289,993
Integra LifeSciences Holdings Corp.(b)	34,147	1,907,110
Intuitive Surgical, Inc.(b)	52,588	27,585,035
Masimo Corp.(b)	21,926	3,263,027
Medtronic PLC	614,525	59,848,590
ResMed, Inc.(a)	65,155	7,950,865
STERIS PLC(a)(b)	39,079	5,818,082
Stryker Corp.(a)	157,459	32,370,421
Teleflex, Inc.(a)	21,179	7,013,426
Varian Medical Systems, Inc.(b)	40,753	5,547,706
West Pharmaceutical Services, Inc.	33,657	4,212,174
Zimmer Biomet Holdings, Inc.(a)	93,256	10,979,961

		430,155,029

Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc.(a)(b)	41,453	1,448,782
AmerisourceBergen Corp.(a)	70,044	5,971,952
Anthem, Inc.(a)	117,720	33,221,761
Cardinal Health, Inc.(a)	137,364	6,469,844
Centene Corp.(b)	188,559	9,888,034
Chemed Corp.	6,782	2,447,217
Cigna Corp.(b)	171,526	27,023,921
Covetrus, Inc.(a)(b)	44,670	1,092,628
CVS Health Corp.	596,597	32,508,571
DaVita, Inc.(b)	56,285	3,166,594
Encompass Health Corp.(a)	46,855	2,968,733
Guardant Health, Inc.(b)	15,522	1,340,014
HCA Healthcare, Inc.(a)	122,958	16,620,233
Henry Schein, Inc.(a)(b)	67,636	4,727,756
Humana, Inc.	61,580	16,337,174
Laboratory Corp. of America Holdings(b)	44,899	7,763,037
McKesson Corp.(a)	87,715	11,788,019
MEDNAX, Inc.(b)	38,070	960,506
Molina Healthcare, Inc.(a)(b)	28,227	4,040,413
Penumbra, Inc.(b)	13,667	2,186,720
Premier, Inc., Class A(b)	21,875	855,531
Quest Diagnostics, Inc.	62,745	6,388,069
UnitedHealth Group, Inc.	433,780	105,846,658
Universal Health Services, Inc., Class B(a)	36,777	4,795,353
WellCare Health Plans, Inc.(b)	22,696	6,469,949

		316,327,469

Health Care Technology — 0.2%
Cerner Corp.(a)	148,589	10,891,574
Medidata Solutions, Inc.(b)	27,567	2,495,089
Veeva Systems, Inc., Class A(b)	58,363	9,461,226

		22,847,889

Security	Shares	Value

Hotels, Restaurants & Leisure — 2.1%
Aramark(a)	112,598	$4,060,284
Caesars Entertainment Corp.(b)	261,643	3,092,620
Carnival Corp.(a)	183,179	8,526,982
Chipotle Mexican Grill, Inc.(b)	11,731	8,597,415
Choice Hotels International, Inc.(a)	15,480	1,346,915
Darden Restaurants, Inc.(a)	56,773	6,910,977
Domino’s Pizza, Inc.(a)	18,389	5,117,291
Dunkin’ Brands Group, Inc.(a)	38,470	3,064,520
Extended Stay America, Inc.	91,249	1,541,196
Hilton Grand Vacations, Inc.(a)(b)	44,098	1,403,198
Hilton Worldwide Holdings, Inc.(a)	131,316	12,834,826
Hyatt Hotels Corp., Class A	18,022	1,372,015
International Game Technology PLC(a)	37,472	486,012
Las Vegas Sands Corp.	157,358	9,298,284
Marriott International, Inc., Class A(a)	127,928	17,947,019
McDonald’s Corp.(a)	352,300	73,158,618
MGM Resorts International(a)	238,482	6,813,431
Norwegian Cruise Line Holdings Ltd.(b)	98,476	5,281,268
Planet Fitness, Inc., Class A(b)	38,344	2,777,639
Royal Caribbean Cruises Ltd.	78,479	9,512,440
Six Flags Entertainment Corp.	36,963	1,836,322
Starbucks Corp.	555,752	46,588,690
Vail Resorts, Inc.(a)	17,967	4,009,875
Wendy’s Co.(a)	78,071	1,528,630
Wyndham Destinations, Inc.(a)	40,097	1,760,258
Wyndham Hotels & Resorts, Inc.	41,435	2,309,587
Wynn Resorts Ltd.(a)	44,391	5,504,040
Yum China Holdings, Inc.(a)	164,118	7,582,252
Yum! Brands, Inc.	141,344	15,642,541

		269,905,145

Household Durables — 0.4%
D.R. Horton, Inc.	158,216	6,823,856
Garmin Ltd.	66,512	5,307,658
Leggett & Platt, Inc.(a)	60,271	2,312,598
Lennar Corp., Class A(a)	132,812	6,436,070
Lennar Corp., Class B	4,544	174,989
Mohawk Industries, Inc.(a)(b)	27,275	4,022,244
Newell Brands, Inc.(a)	174,297	2,687,660
NVR, Inc.(b)	1,427	4,809,347
PulteGroup, Inc.	119,331	3,773,246
Roku, Inc.(b)	37,451	3,392,312
Tempur Sealy International, Inc.(a)(b)	22,517	1,652,072
Toll Brothers, Inc.	57,338	2,099,718
Whirlpool Corp.(a)	27,587	3,927,285

		47,419,055

Household Products — 1.5%
Church & Dwight Co., Inc.(a)	113,585	8,298,520
Clorox Co.(a)	58,091	8,894,313
Colgate-Palmolive Co.	387,480	27,770,692
Energizer Holdings, Inc.(a)	31,553	1,219,208
Kimberly-Clark Corp.	156,392	20,843,926
Procter & Gamble Co.(a)	1,135,026	124,455,601
Spectrum Brands Holdings, Inc.(a)	16,628	894,087

		192,376,347

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.(a)	309,168	5,181,655
NRG Energy, Inc.	124,933	4,387,647
Vistra Energy Corp.(a)	190,223	4,306,649

		13,875,951

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) June 30, 2019	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial Conglomerates — 1.3%
3M Co.(a)	256,655	$44,488,578
BWX Technologies, Inc.(a)	43,784	2,281,146
Carlisle Cos., Inc.(a)	24,987	3,508,425
General Electric Co.	3,968,870	41,673,135
Honeywell International, Inc.	333,317	58,193,815
Roper Technologies, Inc.	46,618	17,074,309
Seaboard Corp.	134	554,323

		167,773,731

Insurance — 2.7%
Aflac, Inc.	338,885	18,574,287
Alleghany Corp.(a)(b)	6,432	4,380,899
Allstate Corp.	151,496	15,405,628
American Financial Group, Inc.	32,116	3,290,927
American International Group, Inc.	399,191	21,268,896
American National Insurance Co.	2,683	312,489
Aon PLC(a)	109,207	21,074,767
Arch Capital Group Ltd.(b)	173,942	6,449,769
Arthur J Gallagher & Co.	84,428	7,395,048
Assurant, Inc.(a)	28,521	3,034,064
Assured Guaranty Ltd.	44,992	1,893,263
Athene Holding Ltd., Class A(b)	70,381	3,030,606
Axis Capital Holdings Ltd.(a)	35,845	2,138,154
Brighthouse Financial, Inc.(a)(b)	52,917	1,941,525
Brown & Brown, Inc.(a)	109,540	3,669,590
Chubb Ltd.(a)	208,917	30,771,385
Cincinnati Financial Corp.	68,732	7,125,446
CNA Financial Corp.	11,537	543,047
Erie Indemnity Co., Class A(a)	11,379	2,893,452
Everest Re Group Ltd.	18,824	4,652,916
Fidelity National Financial, Inc.(a)	120,813	4,868,764
First American Financial Corp.	49,262	2,645,369
Hanover Insurance Group, Inc.(a)	18,875	2,421,662
Hartford Financial Services Group, Inc.	165,144	9,201,824
Kemper Corp.	27,800	2,398,862
Lincoln National Corp.	93,736	6,041,285
Loews Corp.	122,728	6,709,540
Markel Corp.(b)	6,236	6,794,746
Marsh & McLennan Cos., Inc.	232,157	23,157,661
Mercury General Corp.(a)	13,156	822,250
MetLife, Inc.(a)	369,737	18,364,837
Old Republic International Corp.	135,290	3,027,790
Primerica, Inc.	18,807	2,255,900
Principal Financial Group, Inc.	128,688	7,453,609
Progressive Corp.	267,315	21,366,488
Prudential Financial, Inc.	187,034	18,890,434
Reinsurance Group of America, Inc.(a)	27,385	4,272,882
RenaissanceRe Holdings Ltd.	20,370	3,626,064
Torchmark Corp.(a)	49,764	4,451,887
Travelers Cos., Inc.(a)	120,259	17,981,126
Unum Group	94,314	3,164,235
W.R. Berkley Corp.(a)	64,706	4,266,067
White Mountains Insurance Group Ltd.(a)	1,444	1,474,988
Willis Towers Watson PLC(a)	59,231	11,345,106

		346,849,534

Interactive Media & Services — 4.2%
Alphabet, Inc., Class A(b)	137,312	148,681,434
Alphabet, Inc., Class C(b)	139,532	150,821,534
Facebook, Inc., Class A(b)	1,096,611	211,645,923
IAC/InterActiveCorp(b)	34,039	7,404,504
Match Group, Inc.	25,542	1,718,210
Twitter, Inc.(b)	345,035	12,041,721
Zillow Group, Inc., Class A(b)	30,433	1,392,614
Zillow Group, Inc., Class C(a)(b)	49,480	2,295,377

		536,001,317

Security	Shares	Value

Internet & Direct Marketing Retail — 3.4%
Amazon.com, Inc.(b)	189,714	$359,248,122
Booking Holdings, Inc.(b)	19,822	37,160,501
eBay, Inc.	378,539	14,952,290
Etsy, Inc.(b)	54,511	3,345,340
Expedia Group, Inc.(a)	55,088	7,328,357
GrubHub, Inc.(a)(b)	41,757	3,256,628
Qurate Retail, Inc.(a)(b)	174,230	2,158,710
TripAdvisor, Inc.(b)	49,575	2,294,827
Wayfair, Inc., Class A(a)(b)	28,345	4,138,370

		433,883,145

IT Services — 5.4%
Accenture PLC, Class A	291,798	53,915,516
Akamai Technologies, Inc.(b)	73,737	5,909,283
Alliance Data Systems Corp.	20,630	2,890,882
Amdocs Ltd.(a)	62,102	3,855,913
Automatic Data Processing, Inc.	199,714	33,018,716
Black Knight, Inc.(b)	63,859	3,841,119
Booz Allen Hamilton Holding Corp.	62,832	4,160,107
Broadridge Financial Solutions, Inc.(a)	52,486	6,701,412
CACI International, Inc., Class A(b)	11,219	2,295,295
Cognizant Technology Solutions Corp., Class A(a)	260,246	16,496,994
CoreLogic, Inc.(b)	35,997	1,505,755
DXC Technology Co.	123,715	6,822,882
EPAM Systems, Inc.(a)(b)	23,320	4,036,692
Euronet Worldwide, Inc.(b)	22,857	3,845,462
Fidelity National Information Services, Inc.(a)	148,416	18,207,675
First Data Corp., Class A (b)	260,816	7,060,289
Fiserv, Inc.(b)	180,574	16,461,126
FleetCor Technologies, Inc.(a)(b)	38,724	10,875,635
Gartner, Inc.(a)(b)	40,195	6,468,983
Genpact Ltd.	71,234	2,713,303
Global Payments, Inc.	71,925	11,517,350
GoDaddy, Inc., Class A(b)	80,353	5,636,763
International Business Machines Corp.	407,212	56,154,535
Jack Henry & Associates, Inc.(a)	34,306	4,594,260
Leidos Holdings, Inc.	61,545	4,914,368
Mastercard, Inc., Class A(a)	411,523	108,860,179
MongoDB, Inc.(b)	10,912	1,659,606
Okta, Inc.(a)(b)	46,669	5,764,088
Paychex, Inc.	146,595	12,063,303
PayPal Holdings, Inc.(b)	538,926	61,685,470
Sabre Corp.(a)	129,590	2,876,898
Square, Inc., Class A(a)(b)	152,369	11,051,324
Switch, Inc., Class A	29,808	390,187
Teradata Corp.(a)(b)	50,397	1,806,732
Total System Services, Inc.	80,328	10,303,673
Twilio, Inc., Class A(a)(b)	52,792	7,198,189
VeriSign, Inc.(b)	48,058	10,051,811
Visa, Inc., Class A(a)	798,337	138,551,386
Western Union Co.(a)	196,920	3,916,739
WEX, Inc.(b)	20,262	4,216,522
Worldpay, Inc., Class A(b)	141,682	17,363,129

		691,659,551

Leisure Products — 0.1%
Brunswick Corp.(a)	38,746	1,778,054
Hasbro, Inc.(a)	53,897	5,695,835
Mattel, Inc.(a)(b)	165,131	1,851,119
Polaris Industries, Inc.(a)	27,050	2,467,771

		11,792,779

Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	147,145	10,987,317
Bio-Rad Laboratories, Inc., Class A(b)	9,683	3,026,809
Bio-Techne Corp.	17,571	3,663,378

22	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Bruker Corp.	47,525	$2,373,874
Charles River Laboratories International, Inc.(b)	21,906	3,108,461
Illumina, Inc.(b)	67,022	24,674,149
IQVIA Holdings, Inc.(b)	81,242	13,071,838
Mettler-Toledo International, Inc.(b)	11,191	9,400,440
PerkinElmer, Inc.(a)	51,771	4,987,618
PRA Health Sciences, Inc.(b)	27,737	2,750,123
QIAGEN NV(a)(b)	98,231	3,983,267
Thermo Fisher Scientific, Inc.	182,773	53,676,775
Waters Corp.(a)(b)	31,654	6,813,207

		142,517,256

Machinery — 1.8%
AGCO Corp.(a)	29,823	2,313,370
Allison Transmission Holdings, Inc.(a)	53,386	2,474,441
Caterpillar, Inc.	254,433	34,676,674
Colfax Corp.(b)	44,816	1,256,192
Crane Co.(a)	21,823	1,820,911
Cummins, Inc.	70,639	12,103,286
Deere & Co.(a)	146,277	24,239,562
Donaldson Co., Inc.(a)	58,722	2,986,601
Dover Corp.	67,218	6,735,244
Flowserve Corp.(a)	57,624	3,036,209
Fortive Corp.	135,477	11,044,085
Gardner Denver Holdings, Inc.(a)(b)	59,596	2,062,022
Gates Industrial Corp. PLC(b)	16,568	189,041
Graco, Inc.(a)	76,862	3,856,935
IDEX Corp.(a)	34,255	5,896,656
Illinois Tool Works, Inc.(a)	149,021	22,473,857
Ingersoll-Rand PLC(a)	111,058	14,067,717
ITT, Inc.	38,239	2,503,890
Lincoln Electric Holdings, Inc.(a)	29,502	2,428,605
Middleby Corp.(b)	24,916	3,381,101
Nordson Corp.(a)	26,414	3,732,562
Oshkosh Corp.(a)	30,594	2,554,293
PACCAR, Inc.(a)	156,000	11,178,960
Parker-Hannifin Corp.(a)	58,692	9,978,227
Pentair PLC(a)	80,474	2,993,633
Snap-on, Inc.(a)	25,247	4,181,913
Stanley Black & Decker, Inc.	70,366	10,175,627
Timken Co.	31,663	1,625,578
Toro Co.(a)	49,069	3,282,716
Trinity Industries, Inc.	50,694	1,051,900
Valmont Industries, Inc.	10,037	1,272,792
WABCO Holdings, Inc.(a)(b)	22,889	3,035,081
Wabtec Corp.(a)	73,017	5,239,700
Woodward, Inc.	24,937	2,821,871
Xylem, Inc.(a)	82,644	6,912,344

		229,583,596

Marine — 0.0%
Kirby Corp.(b)	26,397	2,085,363

Media — 2.5%
Altice USA, Inc., Class A (b)	148,846	3,624,400
AMC Networks, Inc., Class A(a)(b)	20,274	1,104,730
Cable One, Inc.	2,022	2,367,742
CBS Corp., Class B(a)	151,198	7,544,780
Charter Communications, Inc., Class A(b)	73,203	28,928,362
Cinemark Holdings, Inc.(a)	45,319	1,636,016
Comcast Corp., Class A	2,064,860	87,302,281
Discovery, Inc., Class A(a)(b)	74,562	2,289,053
Discovery, Inc., Class C(b)	156,724	4,458,798
DISH Network Corp., Class A(b)	101,736	3,907,680
Fox Corp., Class A(a)(b)	165,952	6,080,481
Fox Corp., Class B(b)	70,534	2,576,607

Security	Shares	Value

Media (continued)
GCI Liberty, Inc., Class A(a)(b)	46,698	$2,870,059
Interpublic Group of Cos., Inc.	177,919	4,019,190
John Wiley & Sons, Inc., Class A(a)	19,515	894,958
Liberty Broadband Corp., Class A(a)(b)	10,082	1,036,833
Liberty Broadband Corp., Class C(b)	49,520	5,160,974
Liberty Media Corp. — Liberty Formula One, Class A(b)	7,508	269,237
Liberty Media Corp. — Liberty Formula One, Class C(b)	97,411	3,644,146
Liberty Media Corp. — Liberty SiriusXM, Class A(b)	42,837	1,619,667
Liberty Media Corp. — Liberty SiriusXM, Class C(a)(b)	71,776	2,726,052
Lions Gate Entertainment Corp., Class A	19,444	238,189
Lions Gate Entertainment Corp., Class B(a)	41,348	480,050
Madison Square Garden Co., Class A(b)	8,771	2,455,354
New York Times Co., Class A	73,564	2,399,658
News Corp., Class A(a)	181,204	2,444,442
News Corp., Class B	53,107	741,374
Nexstar Media Group, Inc., Class A	20,263	2,046,563
Omnicom Group, Inc.(a)	98,689	8,087,564
Sinclair Broadcast Group, Inc., Class A	27,357	1,467,156
Sirius XM Holdings, Inc.(a)	656,024	3,660,614
Tribune Media Co., Class A	41,387	1,912,907
Viacom, Inc., Class A(a)	2,454	83,681
Walt Disney Co.	800,946	111,844,099
World Wrestling Entertainment, Inc., Class A	19,776	1,428,025

		313,351,722

Metals & Mining — 0.3%
Alcoa Corp.(b)	80,202	1,877,529
Freeport-McMoRan, Inc.(a)	665,575	7,727,326
Newmont Goldcorp Corp.	376,911	14,499,766
Nucor Corp.	142,536	7,853,734
Reliance Steel & Aluminum Co.(a)	29,173	2,760,349
Royal Gold, Inc.(a)	29,501	3,023,557
Southern Copper Corp.(a)	38,273	1,486,906
Steel Dynamics, Inc.(a)	99,982	3,019,456
United States Steel Corp.(a)	69,699	1,067,092

		43,315,715

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.(a)	243,253	4,091,516
Annaly Capital Management, Inc.(a)	661,030	6,035,204
Two Harbors Investment Corp.(a)	123,760	1,568,039

		11,694,759

Multi-Utilities — 1.0%
Ameren Corp.	112,560	8,454,381
CenterPoint Energy, Inc.(a)	231,724	6,634,258
CMS Energy Corp.	133,902	7,754,265
Consolidated Edison, Inc.	150,329	13,180,847
Dominion Energy, Inc.	367,307	28,400,177
DTE Energy Co.	83,933	10,733,352
MDU Resources Group, Inc.	83,952	2,165,962
NiSource, Inc.(a)	173,271	4,990,205
Public Service Enterprise Group, Inc.	231,085	13,592,420
Sempra Energy(a)	125,596	17,261,914
WEC Energy Group, Inc.(a)	143,162	11,935,416

		125,103,197

Multiline Retail — 0.5%
Dollar General Corp.	119,148	16,104,044
Dollar Tree, Inc.(b)	108,780	11,681,884
Kohl’s Corp.(a)	74,509	3,542,903
Macy’s, Inc.(a)	142,074	3,048,908
Nordstrom, Inc.(a)	51,684	1,646,652
Ollie’s Bargain Outlet Holdings, Inc.(b)	24,012	2,091,685
Target Corp.	228,760	19,812,904

		57,928,980

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) June 30, 2019	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels — 4.3%
Anadarko Petroleum Corp.	231,189	$16,312,696
Antero Midstream Corp.	102,368	1,173,137
Antero Resources Corp.(b)	99,281	549,024
Apache Corp.(a)	171,356	4,964,183
Cabot Oil & Gas Corp.	193,626	4,445,653
Centennial Resource Development, Inc., Class A(a)(b)	75,919	576,225
Cheniere Energy, Inc.(b)	107,782	7,377,678
Chesapeake Energy Corp.(a)(b)	590,525	1,151,524
Chevron Corp.	874,781	108,857,748
Cimarex Energy Co.	44,050	2,613,487
Concho Resources, Inc.(a)	90,646	9,352,854
ConocoPhillips	520,291	31,737,751
Continental Resources, Inc.(a)(b)	38,258	1,610,279
Devon Energy Corp.(a)	189,724	5,410,929
Diamondback Energy, Inc.(a)	75,189	8,193,345
EOG Resources, Inc.	267,374	24,908,562
EQT Corp.	121,496	1,920,852
Equitrans Midstream Corp.(a)(b)	93,682	1,846,472
Exxon Mobil Corp.	1,942,469	148,851,400
Hess Corp.(a)	122,899	7,812,689
HollyFrontier Corp.	74,223	3,435,040
Kinder Morgan, Inc.	894,074	18,668,265
Kosmos Energy Ltd.(a)	162,235	1,017,213
Marathon Oil Corp.(a)	374,405	5,320,295
Marathon Petroleum Corp.	299,632	16,743,436
Murphy Oil Corp. (a)	79,843	1,968,130
Noble Energy, Inc.(a)	216,211	4,843,126
Occidental Petroleum Corp.	341,438	17,167,503
ONEOK, Inc.(a)	188,995	13,004,746
Parsley Energy, Inc., Class A(a)(b)	126,731	2,409,156
PBF Energy, Inc., Class A(a)	50,606	1,583,968
Phillips 66	208,196	19,474,654
Pioneer Natural Resources Co.(a)	77,122	11,865,991
Range Resources Corp.(a)	89,120	622,058
Targa Resources Corp.(a)	103,943	4,080,802
Valero Energy Corp.	192,432	16,474,104
Williams Cos., Inc.(a)	553,610	15,523,224
WPX Energy, Inc.(b)	186,849	2,150,632

		546,018,831

Paper & Forest Products — 0.0%
Domtar Corp.(a)	26,521	1,180,980

Personal Products — 0.2%
Coty, Inc., Class A(a)	132,586	1,776,652
Estee Lauder Cos., Inc., Class A	98,379	18,014,179
Herbalife Nutrition Ltd.(a)(b)	45,947	1,964,694
Nu Skin Enterprises, Inc., Class A	22,663	1,117,739

		22,873,264

Pharmaceuticals — 4.2%
Allergan PLC (a)	150,453	25,190,346
Bristol-Myers Squibb Co.(a)	750,626	34,040,889
Catalent, Inc. (b)	67,718	3,670,993
Elanco Animal Health, Inc.(a)(b)	167,495	5,661,331
Eli Lilly & Co.	394,483	43,704,771
Horizon Therapeutics PLC(b)	83,288	2,003,909
Jazz Pharmaceuticals PLC(b)	24,620	3,509,827
Johnson & Johnson	1,218,906	169,769,228
Merck & Co., Inc.	1,180,569	98,990,711
Mylan NV(a)(b)	241,118	4,590,887
Nektar Therapeutics(a)(b)	76,314	2,715,252
Perrigo Co. PLC	60,124	2,863,105
Pfizer, Inc.	2,553,263	110,607,353
Zoetis, Inc.	219,118	24,867,702

		532,186,304

Security	Shares	Value

Professional Services — 0.4%
CoStar Group, Inc.(b)	16,517	$9,151,409
Equifax, Inc.(a)	55,048	7,444,691
IHS Markit Ltd.(b)	182,642	11,637,948
ManpowerGroup, Inc.	26,121	2,523,289
Nielsen Holdings PLC	163,486	3,694,784
Paylocity Holding Corp.(b)	14,636	1,373,150
Robert Half International, Inc.(a)	53,390	3,043,764
TransUnion	85,889	6,313,700
Verisk Analytics, Inc.	74,052	10,845,656

		56,028,391

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(b)	152,905	7,844,026
Howard Hughes Corp.(b)	18,583	2,301,319
Jones Lang LaSalle, Inc.(a)	21,013	2,956,319

		13,101,664

Road & Rail — 1.1%
AMERCO(a)	4,300	1,627,765
CSX Corp.	352,835	27,298,844
Genesee & Wyoming, Inc., Class A(b)	24,662	2,466,200
JB Hunt Transport Services, Inc.(a)	39,519	3,612,432
Kansas City Southern(a)	45,243	5,511,502
Knight-Swift Transportation Holdings, Inc.(a)	58,602	1,924,490
Landstar System, Inc.	18,476	1,995,223
Lyft, Inc., Class A(b)	14,786	971,588
Norfolk Southern Corp.	122,536	24,425,101
Old Dominion Freight Line, Inc.	29,825	4,451,679
Ryder System, Inc.	21,585	1,258,406
Schneider National, Inc., Class B	16,324	297,750
Uber Technologies, Inc.(b)	82,303	3,817,213
Union Pacific Corp.	325,591	55,060,694

		134,718,887

Semiconductors & Semiconductor Equipment — 3.5%
Advanced Micro Devices, Inc.(b)	458,721	13,931,357
Analog Devices, Inc.(a)	167,627	18,920,059
Applied Materials, Inc.(a)	436,038	19,582,467
Broadcom, Inc.(a)	177,174	51,001,308
Cree, Inc.(b)	47,111	2,646,696
Cypress Semiconductor Corp.(a)	167,880	3,733,651
Entegris, Inc.	59,558	2,222,704
First Solar, Inc.(a)(b)	37,513	2,463,854
Intel Corp.	2,055,259	98,385,248
KLA-Tencor Corp.(a)	74,820	8,843,724
Lam Research Corp.(a)	68,205	12,811,627
Marvell Technology Group Ltd.(a)	298,232	7,118,798
Maxim Integrated Products, Inc.	123,204	7,370,063
Microchip Technology, Inc.(a)	106,367	9,222,019
Micron Technology, Inc.(b)	507,227	19,573,890
MKS Instruments, Inc.(a)	24,126	1,879,174
Monolithic Power Systems, Inc.(a)	18,970	2,575,747
NVIDIA Corp.	267,557	43,940,886
ON Semiconductor Corp.(a)(b)	191,019	3,860,494
Qorvo, Inc.(b)	57,628	3,838,601
QUALCOMM, Inc.	557,813	42,432,835
Skyworks Solutions, Inc.	79,704	6,158,728
Teradyne, Inc.	81,138	3,887,322
Texas Instruments, Inc.(a)	429,495	49,288,846
Xilinx, Inc.(a)	117,201	13,820,342

		449,510,440

Software — 7.1%
Adobe, Inc.(b)	223,496	65,853,096
Alteryx, Inc., Class A(b)	20,696	2,258,348
Anaplan, Inc.(b)	37,434	1,889,294

24	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
ANSYS, Inc.(b)	38,581	$7,902,160
Aspen Technology, Inc.(b)	32,539	4,043,947
Atlassian Corp. PLC, Class A(a)(b)	48,090	6,292,096
Autodesk, Inc.(b)	101,111	16,470,982
Avalara, Inc.(b)	19,406	1,401,113
Cadence Design Systems, Inc.(b)	127,433	9,023,531
CDK Global, Inc.	56,121	2,774,622
Ceridian HCM Holding, Inc.(a)(b)	29,249	1,468,300
Citrix Systems, Inc.(a)	57,573	5,650,214
Coupa Software, Inc.(b)	27,750	3,513,428
DocuSign, Inc.(a)(b)	69,712	3,465,384
Dropbox, Inc., Class A(b)	96,146	2,408,457
Elastic NV(b)	17,064	1,273,998
Fair Isaac Corp.(b)	13,097	4,112,720
FireEye, Inc.(b)	83,595	1,238,042
Fortinet, Inc.(b)	66,241	5,089,296
Guidewire Software, Inc.(a)(b)	37,716	3,823,648
HubSpot, Inc.(b)	18,000	3,069,360
Intuit, Inc.(a)	114,230	29,851,726
LogMeIn, Inc.(a)	22,470	1,655,590
Manhattan Associates, Inc.(b)	31,150	2,159,630
Microsoft Corp.	3,470,121	464,857,409
New Relic, Inc.(b)	21,325	1,844,826
Nuance Communications, Inc.(a)(b)	138,645	2,214,161
Nutanix, Inc., Class A(a)(b)	68,669	1,781,274
Oracle Corp.(a)	1,054,020	60,047,519
Pagerduty, Inc.(b)	5,346	251,529
Paycom Software, Inc.(b)	22,549	5,112,309
Pegasystems, Inc.	18,050	1,285,341
Pluralsight, Inc., Class A(a)(b)	32,028	971,089
Proofpoint, Inc.(b)	24,741	2,975,105
PTC, Inc.(a)(b)	47,557	4,268,716
RealPage, Inc.(a)(b)	36,442	2,144,612
Red Hat, Inc.(b)	81,201	15,246,300
RingCentral, Inc., Class A(a)(b)	31,614	3,633,081
salesforce.com, Inc.(b)	337,681	51,236,338
ServiceNow, Inc.(b)	84,099	23,091,062
Smartsheet, Inc., Class A(b)	38,733	1,874,677
SolarWinds Corp.(a)(b)	14,208	260,575
Splunk, Inc.(a)(b)	68,288	8,587,216
SS&C Technologies Holdings, Inc.	99,920	5,756,391
Symantec Corp.(a)	271,082	5,898,744
Synopsys, Inc.(b)	69,358	8,925,681
Tableau Software, Inc., Class A(b)	34,764	5,771,519
Trade Desk, Inc., Class A(b)	17,341	3,949,933
Tyler Technologies, Inc.(a)(b)	17,674	3,817,938
VMware, Inc., Class A(a)	35,492	5,934,617
Workday, Inc., Class A(a)(b)	72,998	15,006,929
Zendesk, Inc.(a)(b)	50,665	4,510,705
Zscaler, Inc.(b)	28,038	2,148,832
Zynga, Inc., Class A(a)(b)	387,994	2,378,403

		902,471,813

Specialty Retail — 2.2%
Advance Auto Parts, Inc.	30,712	4,733,948
AutoNation, Inc.(b)	21,833	915,676
AutoZone, Inc.(b)	11,320	12,446,000
Best Buy Co., Inc.	104,264	7,270,329
Burlington Stores, Inc.(a)(b)	30,674	5,219,181
CarMax, Inc.(a)(b)	77,524	6,731,409
Carvana Co.(b)	17,991	1,126,057
Dick’s Sporting Goods, Inc.(a)	32,815	1,136,383
Five Below, Inc.(b)	25,013	3,002,060
Floor & Decor Holdings, Inc., Class A(a)(b)	31,642	1,325,800
Foot Locker, Inc.(a)	49,800	2,087,616

Security	Shares	Value

Specialty Retail (continued)
Gap, Inc.(a)	98,978	$1,778,635
Home Depot, Inc.	505,653	105,160,654
L Brands, Inc.(a)	108,526	2,832,529
Lowe’s Cos., Inc.(a)	366,255	36,958,792
O’Reilly Automotive, Inc.(b)	35,306	13,039,212
Penske Automotive Group, Inc.(a)	15,197	718,818
Ross Stores, Inc.	165,070	16,361,738
Tiffany & Co.(a)	56,388	5,280,172
TJX Cos., Inc.(a)	558,075	29,511,006
Tractor Supply Co.(a)	54,466	5,925,901
Ulta Salon Cosmetics & Fragrance, Inc.(a)(b)	25,854	8,968,494
Urban Outfitters, Inc.(b)	31,154	708,754
Williams-Sonoma, Inc.(a)	36,306	2,359,890

		275,599,054

Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc.	2,111,971	418,001,300
Dell Technologies, Inc., Class C(b)	71,356	3,624,885
Hewlett Packard Enterprise Co.(a)	630,039	9,419,083
HP, Inc.	709,665	14,753,935
NCR Corp.(a)(b)	55,013	1,710,904
NetApp, Inc.(a)	111,823	6,899,479
Pure Storage, Inc., Class A(a)(b)	103,161	1,575,269
Western Digital Corp.(a)	135,690	6,452,060
Xerox Corp.(a)	87,896	3,112,397

		465,549,312

Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.(b)	67,961	2,356,887
Carter’s, Inc.(a)	20,161	1,966,504
Columbia Sportswear Co.	12,650	1,267,024
Hanesbrands, Inc.(a)	165,064	2,842,402
Lululemon Athletica, Inc.(b)	54,039	9,738,368
NIKE, Inc., Class B	566,707	47,575,053
PVH Corp.	34,282	3,244,448
Ralph Lauren Corp.(a)	23,432	2,661,641
Skechers U.S.A., Inc., Class A(b)	63,973	2,014,510
Tapestry, Inc.(a)	133,435	4,233,893
Under Armour, Inc., Class A(b)	88,739	2,249,534
Under Armour, Inc., Class C(b)	85,110	1,889,442
VF Corp.	141,204	12,334,169

		94,373,875

Thrifts & Mortgage Finance — 0.0%
LendingTree, Inc.(b)	3,481	1,462,124
MGIC Investment Corp.(b)	161,969	2,128,273
New York Community Bancorp, Inc.(a)	199,768	1,993,685
TFS Financial Corp.(a)	20,191	364,851

		5,948,933

Tobacco — 0.8%
Altria Group, Inc.	856,316	40,546,563
Philip Morris International, Inc.	713,172	56,005,397

		96,551,960

Trading Companies & Distributors — 0.2%
Air Lease Corp.(a)	47,367	1,958,152
Fastenal Co.(a)	261,605	8,525,707
HD Supply Holdings, Inc.(a)(b)	77,798	3,133,704
MSC Industrial Direct Co., Inc., Class A(a)	18,557	1,378,043
United Rentals, Inc.(b)	36,624	4,857,441
Univar, Inc.(a)(b)	70,793	1,560,278
W.W. Grainger, Inc.(a)	20,184	5,413,954
Watsco, Inc.(a)	14,025	2,293,508
WESCO International, Inc.(a)(b)	24,856	1,258,956

		30,379,743

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) June 30, 2019	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	33,742	$1,367,901

Water Utilities — 0.1%
American Water Works Co., Inc.(a)	82,542	9,574,872
Aqua America, Inc.(a)	100,275	4,148,377

		13,723,249

Wireless Telecommunication Services — 0.1%
Sprint Corp.(a)(b)	276,127	1,814,154
T-Mobile U.S., Inc.(a)(b)	142,986	10,600,982
Telephone & Data Systems, Inc.	42,988	1,306,835
United States Cellular Corp.(a)(b)	6,801	303,801

		14,025,772

Total Common Stocks — 98.9% (Cost — $10,095,741,091)		12,561,932,177

Investment Companies — 0.4%

United States — 0.4%
iShares Russell 1000 ETF(a)(c)(e)	305,076	49,663,322

Total Investment Companies — 0.4% (Cost — $43,474,007)		49,663,322

Total Long-Term Investments — 99.3% (Cost — $10,139,215,098)		12,611,595,499

Security	Shares	Value

Short-Term Securities — 12.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.52%(c)(d)(e)	1,386,690,855	$1,387,384,200
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.34%(c)(d)(e)	175,836,593	175,836,593

Total Short-Term Securities — 12.3% (Cost — $1,562,819,831)		1,563,220,793

Total Investments — 111.6% (Cost — $11,702,034,929)		14,174,816,292

Liabilities in Excess of Other Assets — (11.6)%		(1,474,741,304)

Net Assets — 100.0%		$12,700,074,988

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.

(e)

During the six months ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 12/31/18	Shares Purchased		Shares Sold	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock, Inc.	52,998	2,136		(751)	54,383	$25,521,942	$354,096		$(39,531)	$4,175,979
BlackRock Cash Funds: Institutional, SL Agency Shares	799,897,976	586,792,879	(b)	—	1,386,690,855	1,387,384,200	1,726,682	(c)	63,301	367,677
BlackRock Cash Funds: Treasury, SL Agency Shares	150,337,223	25,499,370	(b)	—	175,836,593	175,836,593	1,379,578		—	—
iShares Russell 1000 ETF	206,819	1,957,247		(1,858,990)	305,076	49,663,322	859,917		4,613,966	6,207,630

						$1,638,406,057	$4,320,273		$4,637,736	$10,751,286

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	467	09/20/19	$68,747	$794,352
S&P MidCap 400 E-Mini Index	31	09/20/19	6,045	116,855

				$911,207

26	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$—	$911,207	$—	$—	$—	$911,207

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended June 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$19,847,834	$—	$—	$—	$19,847,834

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$670,506	$—	$—	$—	$670,506

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$64,151,890

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Master Portfolio’s Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$12,611,595,499	$—	$—	$12,611,595,499
Short-Term Securities	1,563,220,793	—	—	1,563,220,793

	$14,174,816,292	$—	$—	$14,174,816,292

Derivative Financial Instruments(b)
Assets:
Equity contracts	$911,207	$—	$—	$911,207

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	27

Statements of Assets and Liabilities  (unaudited)

June 30, 2019

Large Cap Index Master Portfolio

ASSETS
Investments at value — unaffiliated (including securities loaned at value of $1,365,890,964) (cost — $10,074,915,207)	$12,536,410,235
Investments at value — affiliated (cost — $1,627,119,722)	1,638,406,057
Cash	320,919
Cash pledged for futures contracts	8,227,100
Receivables:
Investments sold	211,312,695
Securities lending income — affiliated	271,170
Dividends — affiliated	281,281
Dividends — unaffiliated	10,771,160
Variation margin on futures contracts	984,807
Prepaid expenses	72,787

Total assets	14,407,058,211

LIABILITIES
Cash collateral on securities loaned at value	1,387,007,712
Payables:
Investments purchased	258,358,129
Withdrawals to investors	61,151,992
Investment advisory fees	280,954
Trustees’ fees	32,959
Other accrued expenses	151,477

Total liabilities	1,706,983,223

NET ASSETS	$12,700,074,988

NET ASSETS CONSIST OF
Investors’ capital	$10,226,382,418
Net unrealized appreciation (depreciation)	2,473,692,570

NET ASSETS	$12,700,074,988

See notes to financial statements.

28	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations  (unaudited)

Six Months Ended June 30, 2019

Large Cap Index Master Portfolio

INVESTMENT INCOME
Dividends — unaffiliated	$114,507,155
Dividends — affiliated	2,593,591
Securities lending income — affiliated — net	1,726,682
Foreign taxes withheld	(15,031)

Total investment income	118,812,397

EXPENSES
Investment advisory	1,738,423
Accounting services	40,526
Trustees	85,716
Printing	959
Professional	31,863
Miscellaneous	57,052

Total expenses	1,954,539
Less fees waived and/or reimbursed by the Manager	(51,040)

Total expenses after fees waived and/or reimbursed	1,903,499

Net investment income	116,908,898

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(20,033,284)
Investments — affiliated	4,637,736
Futures contracts	19,847,834

4,452,286

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	1,838,777,193
Investments — affiliated	10,751,286
Futures contracts	670,506

1,850,198,985

Net realized and unrealized gain	1,854,651,271

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,971,560,169

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statement of Changes in Net Assets

	Large Cap Index Master Portfolio
	Six Months Ended 06/30/2019 (unaudited)	Year Ended 12/31/2018

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$116,908,898	$162,226,602
Net realized gain (loss)	4,452,286	(46,751,799)
Net change in unrealized appreciation (depreciation)	1,850,198,985	(745,515,325)

Net increase (decrease) in net assets resulting from operations	1,971,560,169	(630,040,522)

CAPITAL TRANSACTIONS
Proceeds from contributions	1,178,279,060	7,660,435,677
Value of withdrawals	(729,719,400)	(3,447,460,074)

Net increase in net assets derived from capital transactions	448,559,660	4,212,975,603

NET ASSETS
Total increase in net assets	2,420,119,829	3,582,935,081
Beginning of period	10,279,955,159	6,697,020,078

End of period	$12,700,074,988	$10,279,955,159

See notes to financial statements.

30	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	Large Cap Index Master Portfolio
	Six Months Ended 06/30/19 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014

Total Return
Total return	18.82	%(a)	(4.81)%	21.65%	11.97%	0.92%	13.27%

Ratios to Average Net Assets
Total expenses	0.03	%(b)	0.04%	0.04%	0.04%	0.05%	0.06%

Total expenses after fees waived and/or reimbursed	0.03	%(b)	0.03%	0.04%	0.04%	0.04%	0.06%

Net investment income	2.02	%(b)	1.97%	1.92%	2.11%	1.93%	1.92%

Supplemental Data
Net assets, end of period (000)	$12,700,075		$10,279,955	$6,697,020	$3,967,557	$2,542,629	$2,773,398

Portfolio turnover rate	5%		12%	12%	13%	6%	6%

(a)	Aggregate total return.
(b)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Large Cap Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified. MIP is organized as a Delaware statutory trust.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

32	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Barclays Bank Plc.	$16,998,061	$(16,998,061)	$—
Barclays Capital, Inc.	16,452,037	(16,452,037)	—
BMO Capital Markets	39,390	(39,390)	—
BNP Paribas Prime Brokerage International Limited	382,961,508	(382,961,508)	—
BNP Paribas Securities Corp	7,665,168	(7,209,370)	455,798
BofA Securities, Inc.	216,604,744	(216,604,744)	—
Citadel Clearing LLC	3,267,965	(3,267,965)	—
Credit Suisse Securities (USA) LLC	67,376,580	(67,376,580)	—
Deutsche Bank Securities Inc.	1,030,320	(1,030,320)	—
Goldman Sachs & Co.	211,382,517	(211,382,517)	—
HSBC Bank Plc	63,868,364	(63,868,364)	—
ING Financial Markets LLC	3,815,656	(3,815,656)	—

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements  (unaudited) (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount (b)
Jefferies LLC	$13,882,161	$(13,882,161)	$—
JP Morgan Securities LLC	154,172,363	(154,172,363)	—
Morgan Stanley & Co. LLC	119,316,819	(119,316,819)	—
Nomura Securities International, Inc.	9,006,040	(9,006,040)	—
Scotia Capital (USA), Inc	6,022,699	(6,022,699)	—
SG Americas Securities LLC	1,502,652	(1,502,652)	—
State Street Bank and Trust Co.	18,107,999	(18,107,999)	—
TD Prime Services LLC	1,837,697	(1,833,572)	4,125
UBS AG	20,718,732	(20,718,732)	—
UBS Securities LLC	17,053,625	(17,053,625)	—
Virtu Americas, LLC	12,807,867	(12,807,867)	—

	$1,365,890,964	$(1,365,431,041)	$459,923

(a)

Cash collateral with a value of $1,387,007,712 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty, if any, is not shown for financial reporting purposes in the table above.

(b)

The market value of the loaned securities is determined as of June 30, 2019. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.03% of the average daily value of the Master Portfolio’s net assets.

BlackRock Advisors, LLC (“BAL”) is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

Expense Limitations, Waivers, and Recoupments: With respect to the Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money

34	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

market fund waiver”). This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2019, the amount waived was $40,947.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Master Portfolio. For the six months ended June 30, 2019, the Manager waived $10,093 in investment advisory fees pursuant to this arrangement.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Master Portfolio retains 73.5% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 80% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2019, the Master Portfolio paid BTC $511,989 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended June 30, 2019, the Master Portfolio did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Master Portfolio are trustees and/or officers of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2019, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Gain (Loss)
$311,243,339	$49,910,367	$(11,937,460)

7.	PURCHASES AND SALES

For the six months ended June 30, 2019, purchases and sales of investments, and excluding short-term securities were $1,135,652,555 and $595,978,526, respectively.

8.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements  (unaudited) (continued)

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2018. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of June 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$11,697,920,591

Gross unrealized appreciation	2,815,661,659
Gross unrealized depreciation	(337,854,751)

Net unrealized appreciation	$2,477,806,908

9.	BANK BORROWINGS

MIP, on behalf of the Master Portfolio along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2020 unless extended or renewed. Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2019, the Master Portfolio did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker

36	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	37

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met in person on April 17, 2019 (the “April Meeting”) and May 14-15, 2019 (the “May Meeting) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master Fund, on behalf of Large Cap Index Master Portfolio (the “Master Portfolio”), a series of the Master Fund, and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Fund’s investment advisor. iShares Russell 1000 Large-Cap Index Fund (the “Portfolio”), a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Agreement with respect to the Master Portfolio. For simplicity: (a) the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members;” and (b) the shareholders of the Portfolio and the interest holders of the Master Portfolio are referred to as “shareholders.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Ad Hoc Topics Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Ad Hoc Topics Committee, which also has one interested Board Member).

The Agreement

Consistent with the requirements of the 1940 Act, the Board considers the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. While the Board also has a fifth one-day meeting to consider specific information surrounding the renewals of the Agreement, the Board’s consideration entails a year-long deliberative process whereby the Board and its committees assess BlackRock’s services to the Fund. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolio and the Portfolio by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management; accounting, administrative and shareholder services; oversight of the Master Portfolio and Portfolio service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of management.

During the year, the Board, acting directly and through its committees, considers information that is relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolio, the Portfolio and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analyses of the reasons for any over-performance or under-performance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio and/or the Portfolio for services; (c) the Master Portfolio’s and/or the Portfolio’s operating expenses and how BlackRock allocates expenses to the Master Portfolio and the Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s and the Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) BlackRock and the Master Fund’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolio and/or the Portfolio; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Independent Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) based on either a Lipper classification or Morningstar category, regarding the fees and expenses of the Master Portfolio and the Portfolio, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Portfolio as compared with a peer group of funds (“Performance Peers”) and other metrics, as applicable; (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Master Portfolio and the Portfolio; (g) a summary of aggregate amounts paid by the Master Portfolio and/or the Portfolio to BlackRock; (h) sales and redemption data regarding the Portfolio’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s, the Master Portfolio’s and the Portfolio’s operations.

38	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement  (continued)

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio and the Portfolio as compared with the Performance Peers and other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Master Portfolio and the Portfolio; (d) the Portfolio’s fees and expenses compared to Expense Peers; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Master Portfolio and the Portfolio; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of portfolio holdings of the Master Portfolio. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared the Portfolio’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master Portfolio’s portfolio management team discussing the Master Portfolio’s performance and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Master Portfolio and the Portfolio. BlackRock and its affiliates provide the Master Portfolio and the Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolio and the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio and the Portfolio. In particular, BlackRock and its affiliates provide the Master Portfolio and the Portfolio with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers, including, among others, the custodian, fund accountant, transfer agent, and auditor for the Master Portfolio and the Portfolio, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Master Portfolio and the Portfolio, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Portfolio’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio, the Portfolio and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio and the Portfolio, as applicable. The Board noted that the Portfolio’s investment results correspond directly to the investment results of the Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the Portfolio’s performance as of December 31, 2018. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to its Performance Peers and the performance of the Portfolio as compared with its benchmark. The Board and its Performance Oversight Committee regularly review, and meet with Master Portfolio management to discuss, the performance of the Master Portfolio and the Portfolio, as applicable, throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and the Performance Peer funds (for example, the investment objective(s) and investment strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to affect long-term performance disproportionately.

The Board noted that for the past five one-year periods reported, the Portfolio’s net performance was within the tolerance range of its benchmark for four of the five periods. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Portfolio, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s out of tolerance performance over the applicable periods.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT	39

Disclosure of Investment Advisory Agreement  (continued)

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio and the Portfolio: The Board, including the Independent Board Members, reviewed the Master Portfolio’s/Portfolio’s contractual management fee rate compared with those of the Portfolio’s Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Portfolio’s total expense ratio, as well as the Master Portfolio’s/Portfolio’s actual management fee rate, to those of the Portfolio’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio and the Portfolio. The Board reviewed BlackRock’s estimated profitability with respect to the Master Portfolio and the Portfolio, as applicable, and other funds the Board currently oversees for the year ended December 31, 2018 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the estimated cost of the services provided to the Master Portfolio and the Portfolio by BlackRock, and BlackRock’s and its affiliates’ estimated profits relating to the management of the Master Portfolio and the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master Portfolio and the Portfolio, to the relevant Master Portfolio or the Portfolio, as pertinent. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolio and the Portfolio, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Master Portfolio’s/Portfolio’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the Portfolio’s total expense ratio ranked in the second and first quartiles, respectively, relative to the Portfolio’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the Portfolio’s total expenses as a percentage of the Portfolio’s average daily net assets on a class-by-class basis.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio and the Portfolio increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. The Board also considered the extent to which the Master Portfolio and the Portfolio benefit from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolio and the Portfolio to more fully participate in these economies of scale. The Board considered the Master Portfolio’s asset levels and whether the current fee schedule was appropriate. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Master Portfolio and the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolio and the Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Portfolio shares if they believe that the Portfolio’s and/or the Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Conclusion

The Board of the Master Fund, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master Fund, on behalf of the Master Portfolio, for a one-year term ending June 30, 2020. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Fund, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the

40	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement  (continued)

Agreement with respect to the Master Portfolio and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT	41

Trustee and Officer Information

Mark Stalnecker, Chair of the Board and Trustee

Bruce R. Bond, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Lena G. Goldberg, Trustee

Robert M. Hernandez, Trustee

Henry R. Keizer, Trustee

Cynthia A. Montgomery, Trustee

Donald C. Opatrny, Trustee

Joseph P. Platt, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

John MacKessy, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Investment Adviser

BlackRock Fund Advisors

San Francisco, CA 94105

Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust/MIP

400 Howard Street

San Francisco, CA 94105

42	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund’s/Master Portfolio’s Forms N-PORT and N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s/Master Portfolio’s Forms N-PORT and N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762; and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

ADDITIONAL INFORMATION	43

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Glossary of Terms Used in this Report

Portfolio Abbreviations

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

44	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LCI-6/19-SAR

JUNE 30, 2019

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Funds III

➢	iShares S&P 500 Index Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at www.blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

Investment performance in the 12 months ended June 30, 2019 was a tale of two markets. The first half of the reporting period was characterized by restrictive monetary policy, deteriorating economic growth, equity market volatility, and rising fear of an imminent recession. During the second half of the reporting period, stocks and bonds rebounded sharply, as restrained inflation and weak economic growth led the U.S. Federal Reserve (the “Fed”) to stop raising interest rates, which led to broad-based optimism that stimulative monetary policy could help forestall a recession.

After the dust settled, the U.S. equity and bond markets posted mixed returns while weathering significant volatility. Less volatile U.S. large cap equities and U.S. bonds advanced, while equities at the high end of the risk spectrum — emerging markets, international developed, and U.S. small cap — posted relatively flat returns.

Fixed-income securities delivered modest positive returns with relatively low volatility. Short-term U.S. Treasury yields rose, while longer-term yields declined. This led to positive returns for U.S. Treasuries and a substantial flattening of the yield curve. Investment grade and high yield corporate bonds also posted positive returns, as the credit fundamentals in corporate markets remained relatively solid.

In the U.S. equity market, volatility spiked in late 2018, as a wide range of risks were brought to bear on markets, ranging from rising interest rates and slowing global growth to heightened trade tensions and political turmoil. These risks manifested in a broad-based sell-off in December, leading to the worst December performance on record since 1931.

Volatility also rose in emerging markets, as the rising U.S. dollar and higher interest rates in the U.S. disrupted economic growth abroad. U.S.-China trade relations and debt concerns adversely affected the Chinese stock market, particularly in mainland China, while Turkey and Argentina became embroiled in currency crises, largely due to hyperinflation in both countries. An economic slowdown in Europe led to modest performance for European equities.

As equity performance faltered and global economic growth slowed, the Fed shifted to a more patient perspective on the economy in January 2019. In its last four meetings, the Fed left interest rates unchanged and signaled a slower pace of rate hikes in response to the global economic slowdown. Similarly, the European Central Bank signaled a continuation of accommodative monetary policy, while China committed to looser credit conditions and an increase in fiscal spending.

The outpouring of global economic stimulus led to a sharp rally in risk assets throughout the world. Hopes continued to remain high thereafter, as the current economic expansion became the longest in U.S. history. Looking ahead, markets are pricing in three interest rate cuts by the Fed over the next year, as investors anticipate a steady shift toward more stimulative monetary policy.

We expect a slowing expansion with additional room to run, as opposed to an economic recession. However, escalating trade tensions and the resulting disruptions in global supply chains have become the greatest risk to the global expansion.

We believe U.S. and emerging market equities remain relatively attractive. Within U.S. equities, companies with high-quality earnings and strong balance sheets offer the most attractive risk/reward trade-off. For bonds, U.S. Treasuries are likely to help buffer against volatility in risk assets, while income from other types of bonds can continue to offer steady returns.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2019
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	18.54%	10.42%
U.S. small cap equities (Russell 2000® Index)	16.98	(3.31)
International equities (MSCI Europe, Australasia, Far East Index)	14.03	1.08
Emerging market equities (MSCI Emerging Markets Index)	10.58	1.21
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	1.24	2.31
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	7.45	10.38
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	6.11	7.87
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.94	6.39
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	9.94	7.48
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of June 30, 2019	iShares S&P 500 Index Fund

Investment Objective

iShares S&P 500 Index Fund’s (the “Fund”) investment objective is to seek to provide investment results that correspond to the total return performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor’s 500® Index (“S&P 500® Index”).

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended June 30, 2019, the Fund’s Institutional Shares returned 18.47%, Service Shares returned 18.41%, Investor A Shares returned 18.33%, Investor C1 Shares returned 17.91%, Class K Shares returned 18.52%, and Investor P Shares returned 18.33%. The benchmark S&P 500® Index returned 18.54% for the same period.

Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses. The Fund invests all of its assets in S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio

Describe the market environment.

U.S. equities, as represented by the S&P 500® Index, increased +13.6% in the first quarter of 2019. This was the best quarterly return since 2009 and marked the best start to the year since 1998.

All eleven of the Global Industry Classification Standard (“GICS”) sectors advanced in the first quarter of 2019 as positive headlines regarding Sino-American trade negotiations, relatively strong corporate earnings growth, and the Fed’s dovish pivot helped investor sentiment recover from steep losses in the fourth quarter of 2018. The technology sector outperformed and was responsible for 29% of the S&P 500® Index’s overall rally. Real estate was the second best-performing sector as a decline in interest rates throughout the quarter drove demand for bond proxies. Health care shares underperformed as political risks weighed on sentiment, but still posted a respectable gain.

In its January announcement, the Fed indicated that it would refrain from interest rate hikes for the foreseeable future, with a dovish assessment of U.S. economic conditions and transparency around balance sheet normalization. This reduced market-based expectations of interest rate hikes, serving as a boon for both equities and bonds.

On the macro front, despite a 35-day government shutdown and global economic weakness, the U.S. economy continued to exhibit a tight labor market, low inflation, and slowing but stable economic growth. The U.S. unemployment rate held at 3.8% in February, the lowest level since 1969. Core personal consumption expenditure dropped to 1.8% year-over-year in January, below the Fed’s inflation target of 2%.

Less optimism was evident in the U.S. interest rates market. The pause in interest rate hiking by the Fed coupled with lowered forecasts for growth drove investors into longer-duration government bonds. The yield on the 10-year U.S. Treasury yield dropped from a first quarter high of 2.78% in mid-January to 2.4% at quarter end. The bid for long-term debt coupled with high short-term rates (Fed fund target rate remained at 2.5% at the quarter’s end) catalyzed an inversion of the three-month/10-year Treasury spread. This spread is the Fed’s preferred measure for calculating recession probabilities and its inversion has preceded every U.S. recession since the 1950s.

While all sector returns were positive in the first quarter of 2019, the strongest returns in the S&P 500® Index came from information technology (+19.9%), real estate (+17.5%) and industrials (+17.2%). The lowest sector returns came from health care (+6.6%), followed by financials (+8.6%) and materials (+10.3%).

The prospect of an easier monetary policy buoyed equities broadly in the second quarter of 2019. In the June Federal Open Market Committee announcement, Fed Chair Jerome Powell noted that should trade tensions weigh on the committee’s economic outlook or should the shortfall of inflation from the target rate persist longer than expected, the Fed would provide more accommodation to sustain the expansion.

Trade tensions were a source of intra-quarter volatility. In May, President Trump threatened an increase in tariffs and protectionism against both China and Mexico. The S&P 500® Index fell (-6.4%) in May on these renewed trade concerns. However, these announcements did not materialize, and sentiment eased heading into the G-20 meeting at June’s month’s end.

Looking to interest rates, the 10-year U.S. Treasury yield declined (-0.50%) in the second quarter to 2% — the lowest level since 2016. The yield curve remained a source of uncertainty as the three-month/10-year Treasury spread remained in negative territory while the five-year/30-year Treasury spread expanded throughout the quarter.

Ten out of the eleven GICS sectors advanced in the second quarter of 2019. The financial sector (+8.0%) outperformed and was responsible for 1% of the S&P 500® Index’s overall rally, despite a general decline in interest rates throughout the quarter. The materials sector (+6.2%) was the second best-performing sector followed by information technology (+6.1%). The energy sector (-2.8%) was the only sector to finish in negative territory.

Describe recent portfolio activity.

During the period, as changes were made to the composition of the S&P 500® Index, the Master Portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

The Master Portfolio remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of June 30, 2019 (continued)	iShares S&P 500 Index Fund

Performance Summary for the Period Ended June 30, 2019

		Average Annual Total Returns (a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	18.47%	10.33%	N/A	10.60%	N/A	14.53%	N/A
Service	18.41	10.20	N/A	10.47	N/A	14.39	N/A
Investor A	18.33	10.06	N/A	10.33	N/A	14.25	N/A
Investor C1	17.91	9.23	N/A	9.53	N/A	13.42	N/A
Class K	18.52	10.41	N/A	10.68	N/A	14.61	N/A
Investor P	18.33	10.06	4.28%	10.33	9.14%	14.25	13.63%
S&P 500® Index(c)	18.54	10.42	N/A	10.71	N/A	14.70	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)	The Fund invests all of its assets in the Master Portfolio. The Master Portfolio invests primarily in a diversified portfolio of equity securities of large companies located in the United States.
(c)	An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (b)
	Beginning Account Value (01/01/19)	Ending Account Value (06/30/19)	Expenses Paid During the Period (a)	Beginning Account Value (01/01/19)	Ending Account Value (06/30/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,184.70	$0.60	$1,000.00	$1,024.25	$0.55	0.11%
Service	1,000.00	1,184.10	1.25	1,000.00	1,023.65	1.15	0.23
Investor A	1,000.00	1,183.30	1.95	1,000.00	1,023.01	1.81	0.36
Investor C1	1,000.00	1,179.10	5.84	1,000.00	1,019.44	5.41	1.08
Class K	1,000.00	1,185.20	0.22	1,000.00	1,024.60	0.20	0.04
Investor P	1,000.00	1,183.30	1.95	1,000.00	1,023.01	1.81	0.36

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

FUND SUMMARY	5

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to April 11, 2013, Class K Shares were an undesignated share class of the Fund.

Service Shares are not subject to any sales charge. These shares are subject to a service fee of 0.15% per year (but no distribution fee) and are available only to certain eligible investors.

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Investor C1 Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.75% per year and a service fee of 0.15% per year. These shares are only available for dividend and capital gain reinvestment by existing shareholders and for purchase by certain employer-sponsored retirement plans. Effective November 8, 2018, the Fund adopted an automatic conversion feature whereby Investor C1 Shares held for approximately ten years will be automatically converted into Investor A Shares.

Investor P Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). These shares are only available to investors purchasing shares through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Fund’s distributor to offer such shares.

Prior to the inception date of April 10, 2013 for Institutional and Investor A Shares, prior to the inception date of April 19, 2013 for Service and Investor C1 Shares and prior to the inception date of August 6, 2018 for Investor P Shares, the performance of the classes is based on the returns of the Class K Shares, adjusted to reflect the estimated annual fund fees and operating expenses of each respective share class of the Fund.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of administration, service and distribution fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (“BAL” or the “Administrator”), the Fund’s administrator, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on January 1, 2019 and held through June 30, 2019) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Master Portfolio may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

6	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities  (unaudited)

June 30, 2019

iShares S&P 500 Index Fund

ASSETS
Investments at value — Master Portfolio	$19,598,360,365
Capital shares sold receivable	68,941,430

Total assets	19,667,301,795

LIABILITIES
Payables:
Administration fees	445,565
Capital shares redeemed	48,025,622
Contributions to the Master Portfolio	20,915,808
Income dividend distributions	27,748,254
Professional fees	5,854
Service and distribution fees	804,015

Total liabilities	97,945,118

NET ASSETS	$19,569,356,677

NET ASSETS CONSIST OF
Paid-in capital	$12,818,220,822
Accumulated earnings	6,751,135,855

NET ASSETS	$19,569,356,677

NET ASSET VALUE
Institutional — Based on net assets of $3,921,426,863 and 11,234,541 shares outstanding, unlimited number authorized, no par value	$349.05

Service — Based on net assets of $345,274,323 and 989,234 shares outstanding, unlimited number authorized, no par value	$349.03

Investor A — Based on net assets of $2,619,927,790 and 7,508,123 shares outstanding, unlimited number authorized, no par value	$348.95

Investor C1 — Based on net assets of $2,562,000 and 7,315 shares outstanding, unlimited number authorized, no par value	$350.26

Class K — Based on net assets of $11,481,761,082 and 32,886,927 shares outstanding, unlimited number authorized, no par value	$349.13

Investor P — Based on net assets of $1,198,404,619 and 3,436,957 shares outstanding, unlimited number authorized, no par value	$348.68

See notes to financial statements.

FINANCIAL STATEMENTS	7

Statement of Operations  (unaudited)

Six Months Ended June 30, 2019

iShares S&P 500 Index Fund

INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — affiliated	$2,527,975
Dividends — unaffiliated	181,989,127
Securities lending income — affiliated — net	333,550
Foreign taxes withheld	(644,169)
Expenses	(3,814,953)
Fees waived	210,423

Total investment income	180,601,953

FUND EXPENSES
Service and distribution — class specific	4,722,391
Administration — class specific	2,653,299
Professional	5,843
Miscellaneous	200

Total expenses	7,381,733
Less fees waived and/or reimbursed by the Administrator	(5,843)

Total expenses after fees waived and/or reimbursed	7,375,890

Net investment income	173,226,063

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Futures contracts	27,920,017
Investments	(46,675,203)

(18,755,186)

Net change in unrealized appreciation (depreciation) on:
Futures contracts	2,846,769
Investments	2,890,785,022

2,893,631,791

Net realized and unrealized gain	2,874,876,605

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,048,102,668

See notes to financial statements.

8	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	iShares S&P 500 Index Fund
	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$173,226,063	$281,155,486
Net realized gain (loss)	(18,755,186)	46,754,993
Net change in unrealized appreciation (depreciation)	2,893,631,791	(1,241,188,390)

Net increase (decrease) in net assets resulting from operations	3,048,102,668	(913,277,911)

DISTRIBUTIONS(a)
Institutional	(36,430,547)	(80,048,879)
Service	(3,028,041)	(7,456,614)
Investor A	(20,638,507)	(46,008,669)
Investor C1	(11,941)	(285,719)
Class K	(106,982,770)	(212,831,963)
Investor P	(9,676,968)	(9,203,819)

Decrease in net assets resulting from distributions to shareholders	(176,768,774)	(355,835,663)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	117,116,104	5,000,372,689

NET ASSETS
Total increase in net assets	2,988,449,998	3,731,259,115
Beginning of period	16,580,906,679	12,849,647,564

End of period	$19,569,356,677	$16,580,906,679

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	9

Financial Highlights

(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund

	Institutional
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014

Net asset value, beginning of period	$297.40		$318.31		$267.04		$244.52		$247.36		$221.97

Net investment income(a)	3.11		6.03		5.42		5.13		4.79		4.28
Net realized and unrealized gain (loss)	51.75		(19.72)		52.02		23.55		(1.71)		25.50

Net increase (decrease) from investment operations	54.86		(13.69)		57.44		28.68		3.08		29.78

Distributions(b)
From net investment income	(3.21)		(5.82)		(5.32)		(5.08)		(4.77)		(4.39)
From net realized gain	—		(1.40)		(0.85)		(1.08)		(1.15)		—

Total distributions	(3.21)		(7.22)		(6.17)		(6.16)		(5.92)		(4.39)

Net asset value, end of period	$349.05		$297.40		$318.31		$267.04		$244.52		$247.36

Total Return(c)
Based on net asset value	18.47	%(d)	(4.45)%		21.68%		11.84%		1.28%		13.53%

Ratios to Average Net Assets(e)
Total expenses	0.11	%(f)(g)	0.11	%(g)	0.11	%(g)	0.11	%(g)	0.11	%(h)	0.14	%(g)

Total expenses after fees waived and/or reimbursed	0.11	%(f)(g)	0.11	%(g)	0.11	%(g)	0.11	%(g)	0.11	%(h)	0.14	%(g)

Net investment income	1.88	%(f)(g)	1.84	%(g)	1.86	%(g)	2.04	%(g)	1.93	%(h)	1.84	%(g)

Supplemental Data
Net assets, end of period (000)	$3,921,427		$3,660,724		$3,596,342		$4,290,475		$3,247,607		$1,909,077

Portfolio turnover rate of the Master Portfolio	2%		12%		11%		4%		2%		3%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(f)	Annualized.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

See notes to financial statements.

10	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund (continued)

	Service
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014

Net asset value, beginning of period	$297.38		$318.29		$267.02		$244.52		$247.35		$221.97

Net investment income(a)	2.95		5.64		5.08		4.80		4.48		3.98
Net realized and unrealized gain (loss)	51.71		(19.73)		52.00		23.56		(1.69)		25.50

Net increase (decrease) from investment operations	54.66		(14.09)		57.08		28.36		2.79		29.48

Distributions(b)
From net investment income	(3.01)		(5.42)		(4.96)		(4.78)		(4.47)		(4.10)
From net realized gain	—		(1.40)		(0.85)		(1.08)		(1.15)		—

Total distributions	(3.01)		(6.82)		(5.81)		(5.86)		(5.62)		(4.10)

Net asset value, end of period	$349.03		$297.38		$318.29		$267.02		$244.52		$247.35

Total Return(c)
Based on net asset value	18.41	%(d)	(4.57)%		21.54%		11.71%		1.16%		13.39%

Ratios to Average Net Assets(e)
Total expenses	0.23	%(f)(g)	0.23	%(g)	0.23	%(g)	0.23	%(g)	0.23	%(h)	0.27	%(g)

Total expenses after fees waived and/or reimbursed	0.23	%(f)(g)	0.23	%(g)	0.23	%(g)	0.23	%(g)	0.23	%(h)	0.27	%(g)

Net investment income (loss)	1.78	%(f)(g)	1.72	%(g)	1.74	%(g)	1.91	%(g)	1.81	%(h)	1.71	%(g)

Supplemental Data
Net assets, end of period (000)	$345,274		$318,651		$319,504		$332,292		$304,088		$277,856

Portfolio turnover rate of the Master Portfolio	2%		12%		11%		4%		2%		3%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(f)	Annualized.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	11

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund (continued)

	Investor A
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014

Net asset value, beginning of period	$297.33		$318.23		$266.99		$244.52		$247.35		$221.96

Net investment income(a)	2.73		5.22		4.71		4.49		4.16		3.68
Net realized and unrealized gain (loss)	51.70		(19.72)		51.97		23.53		(1.69)		25.51

Net increase (decrease) from investment operations	54.43		(14.50)		56.68		28.02		2.47		29.19

Distributions(b)
From net investment income	(2.81)		(5.00)		(4.59)		(4.47)		(4.15)		(3.80)
From net realized gain	—		(1.40)		(0.85)		(1.08)		(1.15)		—

Total distributions	(2.81)		(6.40)		(5.44)		(5.55)		(5.30)		(3.80)

Net asset value, end of period	$348.95		$297.33		$318.23		$266.99		$244.52		$247.35

Total Return(c)
Based on net asset value	18.33	%(d)	(4.68)%		21.38%		11.56%		1.03%		13.25%

Ratios to Average Net Assets(e)
Total expenses	0.36	%(f)(g)	0.36	%(g)	0.36	%(g)	0.36	%(g)	0.36	%(h)	0.39	%(g)

Total expenses after fees waived and/or reimbursed	0.36	%(f)(g)	0.36	%(g)	0.36	%(g)	0.36	%(g)	0.36	%(h)	0.39	%(g)

Net investment income	1.65	%(f)(g)	1.60	%(g)	1.61	%(g)	1.79	%(g)	1.68	%(h)	1.59	%(g)

Supplemental Data
Net assets, end of period (000)	$2,619,928		$2,160,098		$2,271,969		$1,774,331		$1,281,538		$1,149,714

Portfolio turnover rate of the Master Portfolio	2%		12%		11%		4%		2%		3%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(f)	Annualized.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

See notes to financial statements.

12	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund (continued)

	Investor C1
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014

Net asset value, beginning of period	$298.47		$318.74		$267.07		$244.59		$247.36		$221.98

Net investment income(a)	1.55		2.70		2.58		2.68		2.36		1.98
Net realized and unrealized gain (loss)	51.86		(19.69)		52.01		23.49		(1.65)		25.48

Net increase (decrease) from investment operations	53.41		(16.99)		54.59		26.17		0.71		27.46

Distributions(b)
From net investment income	(1.62)		(1.88)		(2.07)		(2.61)		(2.33)		(2.08)
From net realized gain	—		(1.40)		(0.85)		(1.08)		(1.15)		—

Total distributions	(1.62)		(3.28)		(2.92)		(3.69)		(3.48)		(2.08)

Net asset value, end of period	$350.26		$298.47		$318.74		$267.07		$244.59		$247.36

Total Return(c)
Based on net asset value	17.91	%(d)	(5.40)%		20.51%		10.76%		0.30%		12.42%

Ratios to Average Net Assets(e)
Total expenses	1.08	%(f)(g)	1.08	%(g)	1.08	%(g)	1.08	%(g)	1.08	%(h)	1.12	%(g)

Total expenses after fees waived and/or reimbursed	1.08	%(f)(g)	1.08	%(g)	1.08	%(g)	1.08	%(g)	1.08	%(h)	1.12	%(g)

Net investment income (loss)	0.93	%(f)(g)	0.82	%(g)	0.89	%(g)	1.07	%(g)	0.95	%(h)	0.85	%(g)

Supplemental Data
Net assets, end of period (000)	$2,562		$2,238		$43,611		$74,259		$74,558		$79,476

Portfolio turnover rate of the Master Portfolio	2%		12%		11%		4%		2%		3%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Annualized.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	13

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund (continued)

	Class K
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014

Net asset value, beginning of period	$297.46		$318.37		$267.08		$244.56		$247.39		$221.99

Net investment income(a)	3.27		6.29		5.69		5.32		4.97		4.44
Net realized and unrealized gain (loss)	51.72		(19.76)		51.97		23.53		(1.72)		25.51

Net increase (decrease) from investment operations	54.99		(13.47)		57.66		28.85		3.25		29.95

Distributions(b)
From net investment income	(3.32)		(6.04)		(5.52)		(5.25)		(4.93)		(4.55)
From net realized gain	—		(1.40)		(0.85)		(1.08)		(1.15)		—

Total distributions	(3.32)		(7.44)		(6.37)		(6.33)		(6.08)		(4.55)

Net asset value, end of period	$349.13		$297.46		$318.37		$267.08		$244.56		$247.39

Total Return(c)
Based on net asset value	18.52	%(d)	(4.38)%		21.77%		11.92%		1.35%		13.61%

Ratios to Average Net Assets(e)
Total expenses	0.04	%(f)(g)	0.04	%(g)	0.04	%(g)	0.04	%(g)	0.04	%(h)	0.07	%(g)

Total expenses after fees waived and/or reimbursed	0.04	%(f)(g)	0.04	%(g)	0.04	%(g)	0.04	%(g)	0.04	%(h)	0.07	%(g)

Net investment income	1.98	%(f)(g)	1.92	%(g)	1.93	%(g)	2.11	%(g)	2.00	%(h)	1.91	%(g)

Supplemental Data
Net assets, end of period (000)	$11,481,761		$9,375,051		$6,618,222		$2,347,455		$1,145,165		$923,271

Portfolio turnover rate of the Master Portfolio	2%		12%		11%		4%		2%		3%

(a)	Based on average Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Annualized.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

See notes to financial statements.

14	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund (continued)

	Investor P
	Six Months Ended 06/30/19 (unaudited)		Period from 08/06/18 (a) to 12/31/18

Net asset value, beginning of period	$297.10		$339.48

Net investment income(b)	2.73		2.20
Net realized and unrealized gain (loss)	51.65		(40.58)

Net increase (decrease) from investment operations	54.38		(38.38)

Distributions(c)
From net investment income	(2.80)		(2.89)
From net realized gain	—		(1.11)

Total distributions	(2.80)		(4.00)

Net asset value, end of period	$348.68		$297.10

Total Return(d)
Based on net asset value	18.33	%(e)	(11.38	)%(e)

Ratios to Average Net Assets(f)
Total expenses	0.36	%(g)(h)	0.35	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.36	%(g)(h)	0.35	%(g)(h)

Net investment income	1.65	%(g)(h)	1.68	%(g)(h)

Supplemental Data
Net assets, end of period (000)	$1,198,405		$1,064,145

Portfolio turnover rate of the Master Portfolio	2%		12%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Annualized.
(h)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	15

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. iShares S&P 500 Index Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.

The Fund seeks to achieve its investment objective by investing all of its assets in S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). MIP is an affiliate of the Trust. The Master Portfolio has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2019, the percentage of the Master Portfolio owned by the Fund was 96.7%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that Service, Investor A, Investor C1 and Investor P Shares bear expenses related to shareholder servicing and Investor C1 Shares also bear certain expenses related to the distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Investor A Shares are generally available through financial intermediaries. Investor C1 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans. Investor P Shares are only available through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Fund’s distributor to offer such shares. Effective November 8, 2018, the Fund adopted an automatic conversion feature whereby Investor C1 Shares held for approximately ten years will be automatically converted into Investor A Shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures except that Investor C1 shareholders may vote on material changes to the Investor A distribution and service plans. The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Service and Class K Shares	No	No	None
Investor A Shares	No	No	None
Investor C1 Shares	No	No	To Investor A Shares after approximately 10 years
Investor P Shares	Yes	No	None

The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA”) or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

Prior Year Reorganization: The Board and shareholders of the Fund and the Board of State Farm Mutual Fund Trust and shareholders of State Farm S&P 500 Index Fund (the “Target Fund”) approved the reorganization of the Target Fund into the Fund. As a result, the Fund acquired substantially all of the assets and assumed substantially all of the liabilities of the Target Fund in exchange for an equal aggregate value of newly-issued common shares of the Fund.

Each shareholder of the Target Fund received shares of the Fund in an amount equal to the aggregate net asset value (“NAV”) of such shareholder’s Target Fund common shares, as determined at the close of business on November 16, 2018.

On November 16, 2018, all of the portfolio securities previously held by the Target Fund were subsequently contributed by the Fund to the Master Portfolio in exchange for an investment in the Master Portfolio.

The reorganization was accomplished by a tax-free exchange of shares of the Fund in the following amounts and at the following conversion ratio:

Target Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	Fund’s Share Class	Shares of the Fund
Premier	945,941	0.05913686	Investor A	55,940
Premier	33,672,747	0.05915653	Investor P	1,991,963
Legacy B	59,477	0.05996906	Investor A	3,567
Legacy B	388,175	0.05998901	Investor P	23,286
Class A	1,599,816	0.05876672	Investor A	94,016
Class A	24,662,964	0.05878626	Investor P	1,449,843
Class B	22,457	0.05931427	Investor A	1,332
Class B	322,358	0.05933400	Investor P	19,127
Institutional	13,145,571	0.05930584	Institutional	779,609
Class R1	411,361	0.05908879	Investor P	24,307
Class R2	1,475,390	0.05869339	Investor P	86,596
Class R3	272,729	0.05916651	Institutional	16,136

16	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The Target Fund’s net assets and composition of net assets on November 16, 2018, the valuation date of the reorganization were as follows:

Target Fund
Net assets	$1,483,308,771
Paid-in-capital	736,125,732
Accumulated earnings	747,183,039

For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value. However, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets of the Fund before the acquisition were $16,246,612,781. The aggregate net assets of the Fund immediately after the acquisition amounted to $17,729,921,552. The Target Fund’s fair value and cost of investments prior to the reorganization were as follows:

Target Fund	Fair Value of Investments	Cost of Investments
State Farm S&P 500 Index Fund	$1,473,476,973	$726,300,157

The purpose of the transaction was to combine the assets of the Target Fund with the assets of the Fund. The reorganization was a tax-free event and was effective on November 19, 2018.

Assuming the acquisition had been completed on January 1, 2018, the beginning of the fiscal reporting period of the Fund, the pro forma results of operations for the year ended December 31, 2018, are as follows:

•	Net investment income: $304,743,581

•	Net realized and change in unrealized loss on investments: $(1,178,955,794)

•	Net decrease in net assets resulting from operations: $(874,212,213)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Fund that have been included in the Fund’s Statement of Operations since November 19, 2018.

Reorganization costs incurred by the Fund in connection with the reorganization were expensed by the Fund. The Manager reimbursed the Fund $158,001, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by BlackRock Advisors, LLC (“BAL” or the “Administrator”), are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements  (unaudited) (continued)

4.	ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BAL, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. BAL is entitled to receive for these administrative services an annual fee based on the average daily net assets of the Fund as follows:

	Institutional	Service	Investor A	Investor C1	Class K	Investor P
Rate	0.07%	0.04%	0.07%	0.14%	0.00%	0.07%

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators.

For the six months ended June 30, 2019, the following table shows the class specific administration fees borne directly by each share class of the Fund:

Institutional	Service	Investor A	Investor C1	Class K	Investor P	Total
$1,335,444	$67,962	$844,641	$1,715	$—	$403,537	$2,653,299

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Service	Investor A	Investor C1	Investor P
Service Fee	0.15%	0.25%	0.15%	0.25%
Distribution Fee	—	—	0.75	—

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates/reimburses BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended June 30, 2019, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Service	Investor A	Investor C1	Investor P	Total
$254,584	$3,015,815	$11,021	$1,440,971	$4,722,391

Other Fees: For the six months ended June 30, 2019, affiliates earned underwriting discounts, direct commissions and deal concessions on sale of the Trust’s Investor P Shares, which totaled $39,968.

Expense Waivers and Reimbursements: The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Fund’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. Each of BFA and BAL, as applicable, has contractually agreed to reimburse the Fund or provide an offsetting credit against the administration fees paid by the Fund in an amount equal to these independent expenses through April 30, 2021. For the six months ended June 30, 2019, the amount waived was $5,843.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended June 30, 2019, the Fund did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are trustees and/or officers of BlackRock or its affiliates. The Fund reimburses the Administrator for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Trustees in the Statement of Operations of the Master Portfolio.

5.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

18	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2018. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

6.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,812,322	$597,109,999	5,441,283	$1,756,690,463
Shares issued in reinvestment of distributions	104,242	35,547,183	243,283	77,875,113
Shares issued in reorganization	—	—	795,745	259,853,359
Shares redeemed	(2,991,222)	(977,293,994)	(5,469,279)	(1,776,447,671)

Net increase (decrease)	(1,074,658)	$(344,636,812)	1,011,032	$317,971,264

Service
Shares sold	106,298	$35,044,120	360,243	$117,582,960
Shares issued in reinvestment of distributions	8,765	2,988,227	22,984	7,364,222
Shares redeemed	(197,340)	(65,349,991)	(315,533)	(102,661,967)

Net increase (decrease)	(82,277)	$(27,317,644)	67,694	$22,285,215

Investor A
Shares sold and automatic conversion of shares	1,575,493	$514,282,396	3,365,228	$1,102,301,834
Shares issued in reinvestment of distributions	58,573	19,978,731	139,032	44,491,277
Shares issued in reorganization	—	—	154,855	50,538,536
Shares redeemed	(1,390,923)	(453,991,617)	(3,533,444)	(1,141,702,406)

Net increase	243,143	$80,269,510	125,671	$55,629,241

Investor C1
Shares sold	—	$—	—	$—
Shares issued in reinvestment of distributions	32	10,980	866	283,335
Shares redeemed and automatic conversion of shares	(214)	(72,097)	(130,191)	(43,416,482)

Net decrease	(182)	$(61,117)	(129,325)	$(43,133,147)

Class K
Shares sold	5,152,685	$1,708,573,956	15,764,642	$5,135,616,474
Shares issued in reinvestment of distributions	296,757	101,287,419	625,798	200,507,786
Shares redeemed	(4,079,575)	(1,353,318,416)	(5,660,927)	(1,857,697,084)

Net increase	1,369,867	$456,542,959	10,729,513	$3,478,427,176

			Period from 08/0618 (a) to 12/31/18

Investor P
Shares sold	116,798	$38,739,024	23,517	$7,319,688
Shares issued in reinvestment of distributions	28,410	9,675,315	29,882	9,201,465
Shares issued in reorganization	—	—	3,595,122	1,172,916,876
Shares redeemed	(290,031)	(96,095,131)	(66,741)	(20,245,089)

Net increase (decrease)	(144,823)	(47,680,792)	3,581,780	1,169,192,940

	311,070	$117,116,104	15,386,365	$5,000,372,689

(a)	Investor P shares commencement of operations.

As of June 30, 2019, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 589 Investor P Shares.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	19

Master Portfolio Information as of June 30, 2019	S&P 500 Index Master Portfolio

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Microsoft Corp.	4%
Apple, Inc.	3
Amazon.com, Inc.	3
Alphabet, Inc.	3
Facebook, Inc.	2
Berkshire Hathaway, Inc., Class B	2
Johnson & Johnson	2
JPMorgan Chase & Co.	1
Exxon Mobil Corp.	1
Visa, Inc.	1

SECTOR ALLOCATION

Sector	Percent of Net Assets
Information Technology	21%
Health Care	14
Financials	13
Consumer Discretionary	10
Communication Services	10
Industrials	9
Consumer Staples	7
Energy	5
Utilities	3
Real Estate	3
Materials	3
Short-Term Securities	2
Liabilities in Excess of Other Assets	—	*

*	Represents less than 1%.

For Master Portfolio compliance purposes, the Master Portfolio’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

20	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) June 30, 2019	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.8%

Aerospace & Defense — 2.5%
Arconic, Inc.	327,315	$8,451,273
Boeing Co.	428,938	156,137,721
General Dynamics Corp.	222,599	40,472,950
Huntington Ingalls Industries, Inc.	33,853	7,608,123
L3 Technologies, Inc.	65,131	15,968,167
L3Harris Technologies, Inc.	96,835	18,314,404
Lockheed Martin Corp.	201,505	73,255,128
Northrop Grumman Corp.	139,196	44,975,620
Raytheon Co.	229,127	39,840,603
Textron, Inc.	190,050	10,080,252
TransDigm Group, Inc.(a)	40,107	19,403,767
United Technologies Corp.	664,937	86,574,797

		521,082,805

Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	111,949	9,442,898
Expeditors International of Washington, Inc.	141,594	10,741,321
FedEx Corp.	196,760	32,306,024
United Parcel Service, Inc., Class B	571,808	59,050,612

		111,540,855

Airlines — 0.4%
Alaska Air Group, Inc.	101,244	6,470,504
American Airlines Group, Inc.	325,899	10,627,567
Delta Air Lines, Inc.	488,356	27,714,203
Southwest Airlines Co.	400,667	20,345,870
United Continental Holdings, Inc.(a)	181,453	15,886,210

		81,044,354

Auto Components — 0.1%
Aptiv PLC	211,364	17,084,552
BorgWarner, Inc.	171,553	7,201,795

		24,286,347

Automobiles — 0.4%
Ford Motor Co.	3,212,405	32,862,903
General Motors Co.	1,081,356	41,664,647
Harley-Davidson, Inc.	128,117	4,590,432

		79,117,982

Banks — 5.4%
Bank of America Corp.	7,248,871	210,217,259
BB&T Corp.	627,874	30,847,450
Citigroup, Inc.	1,895,679	132,754,400
Citizens Financial Group, Inc.	379,761	13,428,349
Comerica, Inc.	129,051	9,374,265
Fifth Third Bancorp	596,094	16,631,023
First Republic Bank(b)	135,767	13,257,647
Huntington Bancshares, Inc.	848,449	11,725,565
JPMorgan Chase & Co.	2,659,293	297,308,957
KeyCorp	828,871	14,712,460
M&T Bank Corp.	111,998	19,047,500
People’s United Financial, Inc.	323,296	5,424,907
PNC Financial Services Group, Inc.	370,072	50,803,484
Regions Financial Corp.	833,745	12,456,150
SunTrust Banks, Inc.	363,538	22,848,363
SVB Financial Group(a)(b)	42,320	9,504,649
U.S. Bancorp	1,226,809	64,284,792
Wells Fargo & Co.	3,315,956	156,911,038
Zions Bancorp. NA	150,600	6,924,588

		1,098,462,846

Beverages — 1.8%
Brown-Forman Corp., Class B	136,364	7,558,657
Coca-Cola Co.	3,147,488	160,270,089
Constellation Brands, Inc., Class A	137,072	26,994,960

Security	Shares	Value

Beverages (continued)
Molson Coors Brewing Co., Class B	153,940	$8,620,640
Monster Beverage Corp.(a)(b)	320,917	20,484,132
PepsiCo, Inc.	1,149,164	150,689,875

		374,618,353

Biotechnology — 2.2%
AbbVie, Inc.	1,211,884	88,128,204
Alexion Pharmaceuticals, Inc.(a)	183,821	24,076,875
Amgen, Inc.	500,004	92,140,737
Biogen, Inc.(a)	159,255	37,244,967
Celgene Corp.(a)	578,147	53,443,909
Gilead Sciences, Inc.	1,042,375	70,422,855
Incyte Corp.(a)	145,905	12,396,089
Regeneron Pharmaceuticals, Inc.(a)	64,467	20,178,171
Vertex Pharmaceuticals, Inc.(a)	209,959	38,502,281

		436,534,088

Building Products — 0.3%
Allegion PLC	77,298	8,545,294
AO Smith Corp.	116,550	5,496,498
Fortune Brands Home & Security, Inc.	114,669	6,551,040
Johnson Controls International PLC	652,353	26,948,703
Masco Corp.	243,172	9,542,069

		57,083,604

Capital Markets — 2.7%
Affiliated Managers Group, Inc.	41,062	3,783,453
Ameriprise Financial, Inc.	109,770	15,934,213
Bank of New York Mellon Corp.	722,143	31,882,613
BlackRock, Inc.(e)	97,514	45,763,320
Cboe Global Markets, Inc.	91,576	9,490,021
Charles Schwab Corp.	974,010	39,145,462
CME Group, Inc.	293,453	56,962,162
E*Trade Financial Corp.	202,442	9,028,913
Franklin Resources, Inc.	241,326	8,398,145
Goldman Sachs Group, Inc.	278,911	57,065,191
Intercontinental Exchange, Inc.	462,236	39,724,562
Invesco Ltd.	327,515	6,700,957
MarketAxess Holdings, Inc.	30,887	9,927,699
Moody’s Corp.	135,222	26,410,209
Morgan Stanley	1,048,068	45,915,859
MSCI, Inc.	69,417	16,576,085
Nasdaq, Inc.	95,087	9,144,517
Northern Trust Corp.	179,042	16,113,780
Raymond James Financial, Inc.	102,701	8,683,370
S&P Global, Inc.	201,433	45,884,423
State Street Corp.	304,540	17,072,512
T. Rowe Price Group, Inc.	193,854	21,267,722

		540,875,188

Chemicals — 2.0%
Air Products & Chemicals, Inc.	180,457	40,850,051
Albemarle Corp.	87,068	6,130,458
Celanese Corp.	103,779	11,187,376
CF Industries Holdings, Inc.	183,499	8,571,238
Corteva, Inc.(a)	615,743	18,207,520
Dow, Inc.(a)	613,859	30,269,387
DuPont de Nemours, Inc.	613,836	46,080,669
Eastman Chemical Co.	111,653	8,689,953
Ecolab, Inc.	207,936	41,054,884
FMC Corp.	106,998	8,875,484
International Flavors & Fragrances, Inc.	83,088	12,055,238
Linde PLC	444,940	89,343,952
LyondellBasell Industries NV, Class A	248,936	21,440,858
Mosaic Co.	290,955	7,282,604
PPG Industries, Inc.	193,548	22,588,987

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) June 30, 2019	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Sherwin-Williams Co.	66,596	$30,520,281

		403,148,940

Commercial Services & Supplies — 0.4%
Cintas Corp.	69,030	16,380,129
Copart, Inc.(a)	163,712	12,235,835
Republic Services, Inc.	176,629	15,303,137
Rollins, Inc.	120,824	4,333,957
Waste Management, Inc.	320,288	36,951,626

		85,204,684

Communications Equipment — 1.2%
Arista Networks, Inc.(a)(b)	43,341	11,252,191
Cisco Systems, Inc.	3,509,192	192,058,078
F5 Networks, Inc.(a)	48,294	7,033,055
Juniper Networks, Inc.	282,265	7,516,717
Motorola Solutions, Inc.	135,278	22,554,901

		240,414,942

Construction & Engineering — 0.1%
Jacobs Engineering Group, Inc.	95,037	8,020,173
Quanta Services, Inc.	116,201	4,437,716

		12,457,889

Construction Materials — 0.1%
Vulcan Materials Co.	108,284	14,868,476
Martin Marietta Materials, Inc.	51,218	11,785,774

		26,654,250

Consumer Finance — 0.7%
American Express Co.	560,249	69,157,136
Capital One Financial Corp.	384,959	34,931,180
Discover Financial Services	265,381	20,590,912
Synchrony Financial	519,871	18,023,928

		142,703,156

Containers & Packaging — 0.4%
Amcor PLC(a)	1,330,675	15,289,456
Avery Dennison Corp.	67,946	7,859,993
Ball Corp.	272,557	19,076,264
International Paper Co.	326,605	14,148,529
Packaging Corp. of America	77,463	7,383,773
Sealed Air Corp.	128,174	5,483,284
Westrock Co.	210,715	7,684,776

		76,926,075

Distributors — 0.1%
Genuine Parts Co.	119,738	12,402,462
LKQ Corp.(a)	257,401	6,849,441

		19,251,903

Diversified Consumer Services — 0.0%
H&R Block, Inc.	162,767	4,769,073

Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B(a)	1,588,542	338,629,498
Jefferies Financial Group, Inc.	207,709	3,994,244

		342,623,742

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	5,982,640	200,478,266
CenturyLink, Inc.	783,101	9,209,268
Verizon Communications, Inc.	3,390,305	193,688,125

		403,375,659

Electric Utilities — 2.0%
Alliant Energy Corp.	193,709	9,507,238
American Electric Power Co., Inc.	404,501	35,600,133
Duke Energy Corp.	596,827	52,664,014
Edison International	265,461	17,894,726

Security	Shares	Value

Electric Utilities (continued)
Entergy Corp.	155,695	$16,025,686
Evergy, Inc.	200,103	12,036,195
Eversource Energy	263,227	19,942,078
Exelon Corp.	795,954	38,158,035
FirstEnergy Corp.	413,874	17,717,946
NextEra Energy, Inc.	392,614	80,430,904
Pinnacle West Capital Corp.	92,041	8,660,138
PPL Corp.	590,949	18,325,328
Southern Co.	853,238	47,166,997
Xcel Energy, Inc.	421,911	25,099,485

		399,228,903

Electrical Equipment — 0.5%
AMETEK, Inc.	186,776	16,966,732
Eaton Corp. PLC	346,842	28,885,002
Emerson Electric Co.	502,231	33,508,852
Rockwell Automation, Inc.	96,409	15,794,686

		95,155,272

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	244,890	23,494,747
Corning, Inc.	643,313	21,377,291
FLIR Systems, Inc.	109,710	5,935,311
IPG Photonics Corp.(a)(b)	28,468	4,391,189
Keysight Technologies, Inc.(a)	154,256	13,853,731
TE Connectivity Ltd.	276,526	26,485,660

		95,537,929

Energy Equipment & Services — 0.5%
Baker Hughes a GE Co.	422,098	10,396,274
Halliburton Co.	716,456	16,292,209
Helmerich & Payne, Inc.	90,592	4,585,767
National Oilwell Varco, Inc.	316,363	7,032,750
Schlumberger Ltd.	1,135,474	45,123,737
TechnipFMC PLC	339,977	8,819,003

		92,249,740

Entertainment — 1.0%
Activision Blizzard, Inc.	627,945	29,639,004
Electronic Arts, Inc.(a)	243,981	24,705,516
Netflix, Inc.(a)	358,417	131,653,733
Take-Two Interactive Software, Inc.(a)	92,258	10,474,051
Viacom, Inc., Class B	289,905	8,659,462

		205,131,766

Equity Real Estate Investment Trusts (REITs) — 2.9%
Alexandria Real Estate Equities, Inc.	92,658	13,073,117
American Tower Corp.	362,355	74,083,480
Apartment Investment & Management Co., Class A	124,251	6,227,460
AvalonBay Communities, Inc.	114,278	23,219,004
Boston Properties, Inc.	126,670	16,340,430
Crown Castle International Corp.	340,810	44,424,583
Digital Realty Trust, Inc.	171,140	20,158,581
Duke Realty Corp.	294,646	9,313,760
Equinix, Inc.	68,918	34,754,658
Equity Residential	303,691	23,056,221
Essex Property Trust, Inc.	53,872	15,726,853
Extra Space Storage, Inc.	104,482	11,085,540
Federal Realty Investment Trust	61,405	7,906,508
HCP, Inc.	394,067	12,602,263
Host Hotels & Resorts, Inc.	607,358	11,066,063
Iron Mountain, Inc.	235,175	7,360,977
Kimco Realty Corp.	345,973	6,393,581
Macerich Co.	84,574	2,832,383
Mid-America Apartment Communities, Inc.	93,450	11,004,672
Prologis, Inc.	517,102	41,419,870
Public Storage	123,122	29,323,967

22	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Realty Income Corp.	258,076	$17,799,502
Regency Centers Corp.	135,215	9,024,249
SBA Communications Corp.(a)	92,839	20,873,921
Simon Property Group, Inc.	253,296	40,466,569
SL Green Realty Corp.	67,577	5,431,163
UDR, Inc.	231,005	10,369,814
Ventas, Inc.	302,831	20,698,499
Vornado Realty Trust	142,305	9,121,750
Welltower, Inc.	331,956	27,064,373
Weyerhaeuser Co.	611,599	16,109,518

		598,333,329

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	360,523	95,271,808
Kroger Co.	661,289	14,356,584
Sysco Corp.	387,631	27,413,264
Walgreens Boots Alliance, Inc.	637,083	34,829,328
Walmart, Inc.	1,146,698	126,698,662

		298,569,646

Food Products — 1.1%
Archer-Daniels-Midland Co.	458,597	18,710,757
Campbell Soup Co.	157,998	6,330,980
Conagra Brands, Inc.	398,336	10,563,871
General Mills, Inc.	490,867	25,780,335
Hershey Co.	114,189	15,304,752
Hormel Foods Corp.	223,190	9,048,123
J.M. Smucker Co.	93,246	10,741,007
Kellogg Co.	203,763	10,915,584
Kraft Heinz Co.	504,334	15,654,527
Lamb Weston Holdings, Inc.	121,446	7,694,818
McCormick & Co., Inc.	100,395	15,562,229
Mondelez International, Inc., Class A	1,180,818	63,646,090
Tyson Foods, Inc., Class A	241,670	19,512,436

		229,465,509

Gas Utilities — 0.0%
Atmos Energy Corp.	95,910	10,124,260

Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	1,446,213	121,626,513
ABIOMED, Inc.(a)	36,992	9,636,046
Align Technology, Inc.(a)(b)	59,683	16,335,237
Baxter International, Inc.	388,942	31,854,350
Becton Dickinson & Co.	221,117	55,723,695
Boston Scientific Corp.(a)	1,140,008	48,997,544
Cooper Cos., Inc.	40,568	13,666,954
Danaher Corp.	516,469	73,813,749
DENTSPLY SIRONA, Inc.	191,806	11,193,798
Edwards Lifesciences Corp.(a)	170,922	31,576,130
Hologic, Inc.(a)	219,738	10,551,819
IDEXX Laboratories, Inc.(a)(b)	70,505	19,412,142
Intuitive Surgical, Inc.(a)	94,641	49,643,937
Medtronic PLC	1,099,056	107,037,064
ResMed, Inc.	117,913	14,388,923
Stryker Corp.	253,862	52,188,950
Teleflex, Inc.	37,401	12,385,341
Varian Medical Systems, Inc.(a)	74,554	10,149,036
Zimmer Biomet Holdings, Inc.	167,668	19,741,230

		709,922,458

Health Care Providers & Services — 2.6%
AmerisourceBergen Corp.	127,499	10,870,565
Anthem, Inc.	210,840	59,501,156
Cardinal Health, Inc.	244,339	11,508,367
Centene Corp.(a)(b)	338,864	17,770,028
Cigna Corp.(a)	311,066	49,008,448

Security	Shares	Value

Health Care Providers & Services (continued)
CVS Health Corp.	1,064,949	$58,029,071
DaVita, Inc.(a)	100,411	5,649,123
HCA Healthcare, Inc.	218,877	29,585,604
Henry Schein, Inc.(a)(b)	121,008	8,458,459
Humana, Inc.	110,948	29,434,504
Laboratory Corp. of America Holdings(a)(b)	80,802	13,970,666
McKesson Corp.	157,150	21,119,389
Quest Diagnostics, Inc.	110,442	11,244,100
UnitedHealth Group, Inc.	779,057	190,097,699
Universal Health Services, Inc., Class B(b)	67,589	8,812,930
WellCare Health Plans, Inc.(a)	41,244	11,757,427

		536,817,536

Health Care Technology — 0.1%
Cerner Corp.	266,769	19,554,168

Hotels, Restaurants & Leisure — 1.9%
Carnival Corp.	328,239	15,279,525
Chipotle Mexican Grill, Inc.(a)	19,993	14,652,470
Darden Restaurants, Inc.	100,811	12,271,723
Hilton Worldwide Holdings, Inc.	239,226	23,381,949
Marriott International, Inc., Class A	226,567	31,785,084
McDonald’s Corp.	625,936	129,981,870
MGM Resorts International	417,840	11,937,689
Norwegian Cruise Line Holdings Ltd.(a)	177,936	9,542,708
Royal Caribbean Cruises Ltd.	140,499	17,029,884
Starbucks Corp.	992,899	83,234,723
Wynn Resorts Ltd.	80,004	9,919,696
Yum! Brands, Inc.	250,827	27,759,024

		386,776,345

Household Durables — 0.3%
D.R. Horton, Inc.	278,385	12,006,745
Garmin Ltd.	99,649	7,951,990
Leggett & Platt, Inc.	104,824	4,022,097
Lennar Corp., Class A	233,087	11,295,396
Mohawk Industries, Inc.(a)(b)	50,377	7,429,096
Newell Brands, Inc.	319,095	4,920,445
PulteGroup, Inc.	210,636	6,660,311
Whirlpool Corp.	51,923	7,391,758

		61,677,838

Household Products — 1.7%
Church & Dwight Co., Inc.	203,326	14,854,997
Clorox Co.	104,561	16,009,335
Colgate-Palmolive Co.	703,780	50,439,913
Kimberly-Clark Corp.	281,831	37,562,436
Procter & Gamble Co.	2,056,239	225,466,606

		344,333,287

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	544,100	9,119,116
NRG Energy, Inc.	219,002	7,691,350

		16,810,466

Industrial Conglomerates — 1.4%
3M Co.	472,534	81,909,044
General Electric Co.	7,149,007	75,064,573
Honeywell International, Inc.	596,577	104,156,378
Roper Technologies, Inc.	85,227	31,215,241

		292,345,236

Insurance — 2.5%
Aflac, Inc.	611,109	33,494,884
Allstate Corp.	273,069	27,768,387
American International Group, Inc.	711,080	37,886,342
Aon PLC	197,171	38,050,060
Arthur J Gallagher & Co.	152,665	13,371,927

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) June 30, 2019	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Assurant, Inc.	50,395	$5,361,020
Chubb Ltd.	375,346	55,284,712
Cincinnati Financial Corp.	124,366	12,893,023
Everest Re Group Ltd.	33,888	8,376,436
Hartford Financial Services Group, Inc.	296,680	16,531,010
Lincoln National Corp.	165,874	10,690,579
Loews Corp.	219,232	11,985,414
Marsh & McLennan Cos., Inc.	419,182	41,813,405
MetLife, Inc.	779,079	38,696,854
Principal Financial Group, Inc.	213,283	12,353,351
Progressive Corp.	478,731	38,264,969
Prudential Financial, Inc.	332,962	33,629,162
Torchmark Corp.	82,916	7,417,665
Travelers Cos., Inc.	214,703	32,102,393
Unum Group	173,973	5,836,794
Willis Towers Watson PLC	105,943	20,292,322

		502,100,709

Interactive Media & Services — 4.6%
Alphabet, Inc., Class A(a)	245,467	265,791,667
Alphabet, Inc., Class C(a)	251,235	271,562,424
Facebook, Inc., Class A(a)	1,969,519	380,117,167
Twitter, Inc.(a)	598,591	20,890,826

		938,362,084

Internet & Direct Marketing Retail — 3.7%
Amazon.com, Inc.(a)	339,021	641,980,336
Booking Holdings, Inc.(a)	35,488	66,529,709
eBay, Inc.	671,580	26,527,410
Expedia Group, Inc.	97,000	12,903,910
TripAdvisor, Inc.(a)	84,852	3,927,799

		751,869,164

IT Services — 5.3%
Accenture PLC, Class A	522,873	96,611,244
Akamai Technologies, Inc.(a)	134,521	10,780,513
Alliance Data Systems Corp.	37,366	5,236,098
Automatic Data Processing, Inc.	356,784	58,987,099
Broadridge Financial Solutions, Inc.	95,207	12,156,030
Cognizant Technology Solutions Corp., Class A	466,019	29,540,944
DXC Technology Co.	220,706	12,171,936
Fidelity National Information Services, Inc.	265,471	32,567,982
Fiserv, Inc.(a)(b)	321,726	29,328,542
FleetCor Technologies, Inc.(a)(b)	70,658	19,844,299
Gartner, Inc.(a)(b)	73,853	11,885,902
Global Payments, Inc.	128,448	20,568,378
International Business Machines Corp.	726,838	100,230,960
Jack Henry & Associates, Inc.	63,289	8,475,663
Mastercard, Inc., Class A	736,785	194,901,736
Paychex, Inc.	262,944	21,637,662
PayPal Holdings, Inc.(a)	963,168	110,244,209
Total System Services, Inc.	133,466	17,119,684
VeriSign, Inc.(a)	85,978	17,983,159
Visa, Inc., Class A	1,425,560	247,405,938
Western Union Co.	346,907	6,899,980

		1,064,577,958

Leisure Products — 0.0%
Hasbro, Inc.	94,917	10,030,828

Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	260,809	19,474,608
Illumina, Inc.(a)	120,505	44,363,916
IQVIA Holdings, Inc.(a)	129,353	20,812,897
Mettler-Toledo International, Inc.(a)(b)	20,333	17,079,720
PerkinElmer, Inc.	90,927	8,759,907
Thermo Fisher Scientific, Inc.	327,890	96,294,735

Security	Shares	Value

Life Sciences Tools & Services (continued)
Waters Corp.(a)(b)	56,953	$12,258,564

		219,044,347

Machinery — 1.6%
Caterpillar, Inc.	468,804	63,893,297
Cummins, Inc.	118,571	20,315,955
Deere & Co.	259,945	43,075,486
Dover Corp.	119,136	11,937,427
Flowserve Corp.	107,502	5,664,280
Fortive Corp.	241,738	19,706,482
Illinois Tool Works, Inc.	246,589	37,188,087
Ingersoll-Rand PLC	197,798	25,055,073
PACCAR, Inc.	284,002	20,351,583
Parker-Hannifin Corp.	106,186	18,052,682
Pentair PLC	129,638	4,822,534
Snap-on, Inc.	45,592	7,551,859
Stanley Black & Decker, Inc.	124,221	17,963,599
Wabtec Corp.	132,623	9,517,026
Xylem, Inc.	147,503	12,337,151

		317,432,521

Media — 2.4%
CBS Corp., Class B	288,519	14,397,098
Charter Communications, Inc., Class A(a)(b)	141,019	55,727,888
Comcast Corp., Class A	3,712,997	156,985,513
Discovery, Inc., Class A(a)(b)	127,330	3,909,031
Discovery, Inc., Class C(a)(b)	295,569	8,408,938
DISH Network Corp., Class A(a)	189,146	7,265,098
Fox Corp., Class A(a)	290,484	10,643,334
Fox Corp., Class B(a)	133,124	4,863,020
Interpublic Group of Cos., Inc.	317,281	7,167,378
News Corp., Class A	316,045	4,263,447
News Corp., Class B	95,128	1,327,987
Omnicom Group, Inc.	180,486	14,790,828
Walt Disney Co.	1,431,069	199,834,475

		489,584,035

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	1,197,969	13,908,420
Newmont Goldcorp Corp.	671,906	25,848,224
Nucor Corp.	251,026	13,831,532

		53,588,176

Multi-Utilities — 1.1%
Ameren Corp.	201,176	15,110,329
CenterPoint Energy, Inc.	411,664	11,785,940
CMS Energy Corp.	234,825	13,598,716
Consolidated Edison, Inc.	268,147	23,511,129
Dominion Energy, Inc.	657,749	50,857,153
DTE Energy Co.	150,191	19,206,425
NiSource, Inc.	305,857	8,808,682
Public Service Enterprise Group, Inc.	411,377	24,197,195
Sempra Energy	224,933	30,914,791
WEC Energy Group, Inc.	258,937	21,587,578

		219,577,938

Multiline Retail — 0.5%
Dollar General Corp.	211,870	28,636,349
Dollar Tree, Inc.(a)(b)	195,034	20,944,701
Kohl’s Corp.	132,816	6,315,401
Macy’s, Inc.	253,674	5,443,844
Nordstrom, Inc.	88,174	2,809,224
Target Corp.	421,683	36,521,964

		100,671,483

Oil, Gas & Consumable Fuels — 4.5%
Anadarko Petroleum Corp.	411,619	29,043,837

24	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Apache Corp.	308,588	$8,939,794
Cabot Oil & Gas Corp.	349,750	8,030,260
Chevron Corp.	1,561,579	194,322,891
Cimarex Energy Co.	82,191	4,876,392
Concho Resources, Inc.(b)	164,440	16,966,919
ConocoPhillips	926,478	56,515,158
Devon Energy Corp.	340,366	9,707,238
Diamondback Energy, Inc.	126,893	13,827,530
EOG Resources, Inc.	475,730	44,319,007
Exxon Mobil Corp.	3,468,500	265,791,155
Hess Corp.	209,360	13,309,015
HollyFrontier Corp.	129,331	5,985,439
Kinder Morgan, Inc.	1,595,933	33,323,081
Marathon Oil Corp.	662,202	9,409,890
Marathon Petroleum Corp.	545,527	30,484,049
Noble Energy, Inc.	392,315	8,787,856
Occidental Petroleum Corp.	613,200	30,831,696
ONEOK, Inc.	337,239	23,205,416
Phillips 66	342,797	32,065,231
Pioneer Natural Resources Co.	138,068	21,243,142
Valero Energy Corp.	342,347	29,308,327
Williams Cos., Inc.	993,366	27,853,983

		918,147,306

Personal Products — 0.2%
Coty, Inc., Class A	246,388	3,301,599
Estee Lauder Cos., Inc., Class A	179,751	32,914,206

		36,215,805

Pharmaceuticals — 4.5%
Allergan PLC	252,597	42,292,316
Bristol-Myers Squibb Co.	1,340,909	60,810,223
Eli Lilly & Co.	708,309	78,473,554
Johnson & Johnson	2,176,520	303,145,705
Merck & Co., Inc.	2,110,601	176,973,894
Mylan NV(a)(b)	428,272	8,154,299
Nektar Therapeutics(a)(b)	143,154	5,093,419
Perrigo Co. PLC	99,598	4,742,857
Pfizer, Inc.	4,551,171	197,156,728
Zoetis, Inc.	392,385	44,531,774

		921,374,769

Professional Services — 0.3%
Equifax, Inc.	99,047	13,395,116
IHS Markit Ltd.(a)	296,698	18,905,597
Nielsen Holdings PLC	291,421	6,586,115
Robert Half International, Inc.	95,017	5,416,919
Verisk Analytics, Inc.	134,168	19,650,245

		63,953,992

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	256,372	13,151,884

Road & Rail — 1.0%
CSX Corp.	630,158	48,755,324
JB Hunt Transport Services, Inc.	71,325	6,519,818
Kansas City Southern	82,458	10,045,034
Norfolk Southern Corp.	218,030	43,459,920
Union Pacific Corp.	580,260	98,127,769

		206,907,865

Semiconductors & Semiconductor Equipment — 3.7%
Advanced Micro Devices, Inc.(a)(b)	727,059	22,080,782
Analog Devices, Inc.	303,117	34,212,816
Applied Materials, Inc.	768,929	34,532,601
Broadcom, Inc.	324,500	93,410,570
Intel Corp.	3,670,085	175,686,969

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
KLA-Tencor Corp.	133,643	$15,796,603
Lam Research Corp.	122,905	23,086,475
Maxim Integrated Products, Inc.	221,402	13,244,268
Microchip Technology, Inc.	195,044	16,910,315
Micron Technology, Inc.(a)	907,222	35,009,697
NVIDIA Corp.	499,236	81,989,528
Qorvo, Inc.(a)(b)	99,482	6,626,496
QUALCOMM, Inc.	996,587	75,810,373
Skyworks Solutions, Inc.	141,213	10,911,528
Texas Instruments, Inc.	769,108	88,262,834
Xilinx, Inc.	208,155	24,545,638

		752,117,493

Software — 6.7%
Adobe, Inc.(a)	400,005	117,861,473
ANSYS, Inc.(a)	68,801	14,091,821
Autodesk, Inc.(a)	180,037	29,328,027
Cadence Design Systems, Inc.(a)	230,378	16,313,066
Citrix Systems, Inc.	102,013	10,011,556
Fortinet, Inc.(a)	118,986	9,141,694
Intuit, Inc.	212,518	55,537,329
Microsoft Corp.	6,281,705	841,497,202
Oracle Corp.	1,989,186	113,323,926
Red Hat, Inc.(a)	145,718	27,360,012
salesforce.com, Inc.(a)	636,583	96,588,739
Symantec Corp.	506,961	11,031,471
Synopsys, Inc.(a)	122,882	15,813,685

		1,357,900,001

Specialty Retail — 2.3%
Advance Auto Parts, Inc.	59,306	9,141,427
AutoZone, Inc.(a)	20,211	22,221,388
Best Buy Co., Inc.	190,454	13,280,358
CarMax, Inc.(a)(b)	136,238	11,829,546
Foot Locker, Inc.	90,561	3,796,317
Gap, Inc.	168,153	3,021,709
Home Depot, Inc.	901,975	187,583,741
L Brands, Inc.	188,267	4,913,769
Lowe’s Cos., Inc.	641,807	64,764,744
O’Reilly Automotive, Inc.(a)	64,169	23,698,895
Ross Stores, Inc.	300,143	29,750,174
Tiffany & Co.	88,586	8,295,193
TJX Cos., Inc.	994,102	52,568,114
Tractor Supply Co.	99,135	10,785,888
Ulta Salon Cosmetics & Fragrance, Inc.(a)	45,643	15,833,100

		461,484,363

Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc.	3,583,207	709,188,329
Hewlett Packard Enterprise Co.	1,097,787	16,411,916
HP, Inc.	1,240,636	25,792,822
NetApp, Inc.	200,968	12,399,726
Seagate Technology PLC	206,875	9,747,950
Western Digital Corp.	240,189	11,420,987
Xerox Corp.	160,203	5,672,788

		790,634,518

Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.(a)	123,734	4,291,095
Hanesbrands, Inc.	298,071	5,132,783
NIKE, Inc., Class B	1,030,218	86,486,801
PVH Corp.	60,782	5,752,409
Ralph Lauren Corp.	42,619	4,841,092
Tapestry, Inc.	237,843	7,546,758
Under Armour, Inc., Class A(a)(b)	154,128	3,907,145
Under Armour, Inc., Class C(a)	157,544	3,497,477

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) June 30, 2019	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
VF Corp.	266,972	$23,320,004

		144,775,564

Tobacco — 0.9%
Altria Group, Inc.	1,533,713	72,621,310
Philip Morris International, Inc.	1,275,392	100,156,534

		172,777,844

Trading Companies & Distributors — 0.2%
Fastenal Co.	469,165	15,290,087
United Rentals, Inc.(a)	64,479	8,551,850
W.W. Grainger, Inc.	36,250	9,723,338

		33,565,275

Water Utilities — 0.1%
American Water Works Co., Inc.	148,954	17,278,665

Total Long-Term Investments — 98.8% (Cost — $12,230,970,576)		20,031,335,010

Security	Shares	Value

Short-Term Securities — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.52%(c)(d)(e)	98,087,066	$98,136,109
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.34%(d)(e)	205,449,696	205,449,696

Total Short-Term Securities — 1.5% (Cost — $303,559,693)		303,585,805

Total Investments — 100.3% (Cost — $12,534,530,269)		20,334,920,815

Liabilities in Excess of Other Assets — (0.3)%		(64,906,758)

Net Assets — 100.0%		$20,270,014,057

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	All or a portion of security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.

(e)

During the six months ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 12/31/18	Shares Purchased	Shares Sold		Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock, Inc.	98,827	—	(1,313)		97,514	$45,763,320	$643,592		$(203,113)	$7,674,125
BlackRock Cash Funds: Institutional, SL Agency Shares	118,748,723	—	(20,661,657	)(b)	98,087,066	98,136,109	345,706	(c)	23,375	23,276
BlackRock Cash Funds: Treasury, SL Agency Shares	479,801,017	—	(274,351,321	)(b)	205,449,696	205,449,696	1,971,019		—	—

						$349,349,125	$2,960,317		$(179,738)	$7,697,401

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)

Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	1,505	09/20/19	$221,551	$3,346,039

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$3,346,039	$—	$—	$—	$3,346,039

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in Net unrealized appreciation (depreciation).

26	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	S&P 500 Index Master Portfolio

For the six months ended June 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$28,926,772	$—	$—	$—	$28,926,772

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$2,968,716	$—	$—	$—	$2,968,716

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$171,717,280

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$20,031,335,010	$—	$—	$20,031,335,010
Short-Term Securities	303,585,805	—	—	303,585,805

	$20,334,920,815	$—	$—	$20,334,920,815

Derivative Financial Instruments(b)
Assets:
Equity contracts	$3,346,039	$—	$—	$3,346,039

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	27

Statement of Assets and Liabilities  (unaudited)

June 30, 2019

S&P 500 Index Master Portfolio

ASSETS
Investments at value — unaffiliated (including securities loaned at value of $95,091,731, cost — $12,200,612,073)	$19,985,571,690
Investments at value — affiliated (cost — $333,918,196)	349,349,125
Cash pledged for futures contracts	9,576,800
Receivables:
Securities lending income — affiliated	18,531
Contributions from investors	16,521,544
Dividends — affiliated	510,019
Dividends — unaffiliated	16,319,883
Variation margin on futures contracts	1,000,800
Prepaid expenses	31,527

Total assets	20,378,899,919

LIABILITIES
Cash collateral on securities loaned at value	98,105,170
Payables:
Investments purchased	10,032,889
Investment advisory fees	634,430
Trustees’ fees	67,813
Other accrued expenses	29,075
Professional fees	16,485

Total liabilities	108,885,862

NET ASSETS	$20,270,014,057

NET ASSETS CONSIST OF
Investors’ capital	$12,466,277,472
Net unrealized appreciation (depreciation)	7,803,736,585

NET ASSETS	$20,270,014,057

See notes to financial statements.

28	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations  (unaudited)

Six Months Ended June 30, 2019

S&P 500 Index Master Portfolio

INVESTMENT INCOME
Dividends — affiliated	$2,614,611
Dividends — unaffiliated	188,616,582
Securities lending income — affiliated — net	345,706
Foreign taxes withheld	(667,399)

Total investment income	190,909,500

EXPENSES
Investment advisory	3,794,286
Trustees	137,397
Professional	21,942

Total expenses	3,953,625
Less fees waived and/or reimbursed by the Manager	(218,089)

Total expenses after fees waived and/or reimbursed	3,735,536

Net investment income	187,173,964

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(48,197,142)
Investments — affiliated	(179,738)
Futures contracts	28,926,772

(19,450,108)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	2,991,110,124
Investments — affiliated	7,697,401
Futures contracts	2,968,716

3,001,776,241

Net realized and unrealized gain	2,982,326,133

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,169,500,097

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Changes in Net Assets

	S&P 500 Index Master Portfolio
	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$187,173,964	$308,119,158
Net realized gain (loss)	(19,450,108)	68,976,788
Net change in unrealized appreciation (depreciation)	3,001,776,241	(1,302,602,820)

Net increase (decrease) in net assets resulting from operations	3,169,500,097	(925,506,874)

CAPITAL TRANSACTIONS
Proceeds from contributions	2,917,255,952	9,671,286,018
Value of withdrawals	(3,073,670,801)	(5,263,924,715)

Net increase (decrease) in net assets derived from capital share transactions	(156,414,849)	4,407,361,303

NET ASSETS
Total increase in net assets	3,013,085,248	3,481,854,429
Beginning of period	17,256,928,809	13,775,074,380

End of period	$20,270,014,057	$17,256,928,809

See notes to financial statements.

30	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	S&P 500 Index Master Portfolio
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014

Total Return
Total return	18.52	%(a)	(4.38)%	21.77%	11.92%	1.35%	13.63%

Ratios to Average Net Assets
Total expenses	0.04	%(b)	0.04%	0.04%	0.04%	0.05%	0.05%

Total expenses after fees waived and/or reimbursed	0.04	%(b)	0.04%	0.04%	0.04%	0.04%	0.05%

Net investment income	1.97	%(b)	1.92%	1.93%	2.11%	2.00%	1.98%

Supplemental Data
Net assets, end of period (000)	$20,270,014		$17,256,929	$13,775,074	$9,791,759	$7,209,857	$5,748,578

Portfolio turnover rate	2%		12%	11%	4%	2%	3%

(a)	Aggregate total return.
(b)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Notes to Financial Statements (unaudited)	S&P 500 Index Master Portfolio

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. S&P 500 Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (the “Manager”) or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

Prior Year Reorganization: The Board of BlackRock Funds III and the Board of State Farm Mutual Fund Trust and the shareholders of State Farm S&P 500 Index Fund (the “Target Fund”) approved the reorganization of the Target Fund into iShares S&P 500 Index Fund (the “Fund”) a series of BlackRock Funds III. As a result, the Fund acquired all of the assets and assumed certain stated liabilities of the Target Fund in exchange for an equal aggregate value of newly-issued shares of the Fund.

On November 19, 2018, all of the portfolio securities previously held by the Target Fund were subsequently contributed by the Fund to the Master Portfolio in exchange for an investment in the Master Portfolio.

For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value. However, the cost basis of the investments received from the Target Fund was carried forward by the Master Portfolio to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The Target Fund’s fair value and cost of investments prior to the reorganization were as follows:

Target Fund	Fair Value of Investments	Cost of Investments
State Farm S&P 500 Index Fund	$1,473,476,973	$726,300,157

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

32	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)	S&P 500 Index Master Portfolio

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value — unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (unaudited) (continued)	S&P 500 Index Master Portfolio

Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Barclays Bank Plc	$2,259,642	$(2,259,642)	$—
Barclays Capital, Inc.	2,277,793	(2,277,793)	—
BNP Paribas Securities Corp	814,465	(814,465)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	25,703,587	(25,703,587)	—
Citigroup Global Markets, Inc.	9,809,071	(9,809,071)
Credit Suisse Securities (USA) LLC	356,116	(356,116)	—
Goldman Sachs & Co.	9,437,216	(9,437,216)	—
JP Morgan Securities LLC	43,725,776	(43,725,776)	—
UBS Securities LLC	708,065	(708,065)	—

	$95,091,731	$(95,091,731)	$—

(a)

Cash collateral with a value of $98,105,170 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.04% of the average daily value of the Master Portfolio’s net assets.

Administration: MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio.

34	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)	S&P 500 Index Master Portfolio

BAL is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

Expense Waivers and Reimbursements: The fees and expenses of the Master Portfolio’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. Each of BFA and BAL, as applicable, has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the administration fees paid by the Master Portfolio in an amount equal to the independent expenses through April 30, 2021. For the six months ended June 30, 2019, the amount waived and/or reimbursed was $159,339.

With respect to the Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2019, the amount waived was $58,750.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio. For the six months ended June 30, 2019, there were no fees waived and/or reimbursed by the Manager in the Statement of Operations.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Master Portfolio retains 73.5% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 80% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2019, the Master Portfolio paid BTC $112,193 in total for securities lending agent services and collateral investment fees.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended June 30, 2019, the Master Portfolio did not participate in the Interfund Lending Program.

Trustees and Officers: Certain Trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2019, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Gain (Loss)
$192,583,940	$39,440,422	$(9,380,548)

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (unaudited) (continued)	S&P 500 Index Master Portfolio

7.	PURCHASES AND SALES

For the six months ended June 30, 2019, purchases and sales of investments, excluding short-term securities, were $385,117,181 and $422,475,948, respectively.

8.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2018. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of June 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$12,264,788,466

Gross unrealized appreciation	8,766,910,889
Gross unrealized depreciation	(693,432,501)

Net unrealized appreciation	$8,073,478,388

9.	BANK BORROWINGS

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2020 unless extended or renewed. Prior to April 18, 2019, participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2019, the Master Portfolio did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

36	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)	S&P 500 Index Master Portfolio

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	37

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met in person on April 17, 2019 (the “April Meeting”) and May 14-15, 2019 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master Fund, on behalf of S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of the Master Fund, and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Fund’s investment advisor. iShares S&P 500 Index Fund (the “Portfolio”), a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Agreement with respect to the Master Portfolio. For simplicity: (a) the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members;” and (b) the shareholders of the Portfolio and the interest holders of the Master Portfolio are referred to as “shareholders.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Ad Hoc Topics Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Ad Hoc Topics Committee, which also has one interested Board Member).

The Agreement

Consistent with the requirements of the 1940 Act, the Board considers the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. While the Board also has a fifth one-day meeting to consider specific information surrounding the renewal of the Agreement, the Board’s consideration of the Agreement entails a year-long deliberative process whereby the Board and its committees assess BlackRock’s services to the Master Portfolio and the Portfolio. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolio and the Portfolio by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management; accounting, administrative and shareholder services; oversight of the Master Portfolio and Portfolio service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of management.

During the year, the Board, acting directly and through its committees, considers information that is relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolio, the Portfolio and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analyses of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio and/or the Portfolio for services; (c) the Master Portfolio’s and/or the Portfolio’s operating expenses and how BlackRock allocates expenses to the Master Portfolio and the Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s and the Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) BlackRock and the Master Fund’s and the Fund’s adherence to its applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolio and/or the Portfolio; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Independent Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist their deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) based on either a Lipper classification or Morningstar category, regarding the fees and expenses of the Master Portfolio and the Portfolio, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Portfolio as compared with a peer group of funds (“Performance Peers”) and other metrics, as applicable; (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Master Portfolio and the Portfolio; (g) a summary of aggregate amounts paid by the Master Portfolio and/or the Portfolio to BlackRock; (h) sales and redemption data regarding the Portfolio’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s, the Master Portfolio’s and the Portfolio’s operations.

38	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement  (continued)

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio and the Portfolio as compared with the Performance Peers and other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Master Portfolio and the Portfolio; (d) the Portfolio’s fees and expenses compared to Expense Peers; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Master Portfolio and the Portfolio; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, and BlackRock’s services related to the valuation and pricing of portfolio holdings of the Master Portfolio. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared the Portfolio’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master Portfolio’s portfolio management team discussing the Master Portfolio’s performance and the Master Portfolio’s investment objective, strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Master Portfolio and the Portfolio. BlackRock and its affiliates provide the Master Portfolio and the Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolio and the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio and the Portfolio. In particular, BlackRock and its affiliates provide the Master Portfolio and the Portfolio with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers, including, among others, the custodian, fund accountant, transfer agent, and auditor for the Master Portfolio and the Portfolio, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Master Portfolio and the Portfolio, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Portfolio’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio, the Portfolio and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio and the Portfolio, as applicable. The Board noted that the Portfolio’s investment results correspond directly to the investment results of the Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the Portfolio’s performance as of December 31, 2018. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to its Performance Peers and the performance of the Portfolio as compared with its benchmark. The Board and its Performance Oversight Committee regularly review, and meet with Master Portfolio management to discuss, the performance of the Master Portfolio and the Portfolio, as applicable, throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and the Performance Peer funds (for example, the investment objective(s) and investment strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to affect long-term performance disproportionately.

The Board noted that for the past five one-year periods reported, the Portfolio’s net performance was within the tolerance range of its benchmark for three of the five periods. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Portfolio, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Portfolio’s out of tolerance performance over the applicable periods.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio and the Portfolio: The Board, including the Independent Board Members, reviewed the Master Portfolio’s contractual

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT	39

Disclosure of Investment Advisory Agreement  (continued)

advisory fee rate compared with those of the Portfolio’s Expense Peers. The contractual advisory rate is shown before taking into account any reimbursements or fee waivers. The Board also compared the Portfolio’s total expense ratio, as well as the Master Portfolio’s actual advisory fee rate, to those of the Portfolio’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio and the Portfolio. The Board reviewed BlackRock’s estimated profitability with respect to the Master Portfolio and the Portfolio, as applicable, and other funds the Board currently oversees for the year ended December 31, 2018 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the estimated cost of the services provided to the Master Portfolio and the Portfolio by BlackRock, and BlackRock’s and its affiliates’ estimated profits relating to the management of the Master Portfolio and the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master Portfolio and the Portfolio, to the Master Portfolio or the Portfolio, as pertinent. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolio and the Portfolio, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Master Portfolio’s contractual advisory fee rate ranked in the first quartile, and that the actual advisory fee rate and the Portfolio’s total expense ratio ranked in the first and third quartiles, respectively, relative to the Portfolio’s Expense Peers. The Board further noted that BlackRock and the Board agreed to a lower advisory fee rate and a lower administrative fee rate. These reductions were implemented on July 1, 2019. The Board also noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Master Portfolio/Portfolio for certain other fees and expenses.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio and the Portfolio increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. The Board also considered the extent to which the Master Portfolio and the Portfolio benefit from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolio and the Portfolio to more fully participate in these economies of scale. The Board considered the Master Portfolio’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Master Portfolio and the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolio and the Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Portfolio shares if they believe that the Portfolio’s and/or the Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Conclusion

The Board of the Master Fund, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master Fund, on behalf of the Master Portfolio, for a one-year term ending June 30, 2020. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Fund, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Portfolio and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

40	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

Mark Stalnecker, Chair of the Board and Trustee

Bruce R. Bond, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Lena G. Goldberg, Trustee

Robert M. Hernandez, Trustee

Henry R. Keizer, Trustee

Cynthia A. Montgomery, Trustee

Donald C. Opatrny, Trustee

Joseph P. Platt, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

John MacKessy, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Investment Adviser

BlackRock Fund Advisors

San Francisco, CA 94105

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust/MIP

400 Howard Street

San Francisco, CA 94105

TRUSTEE AND OFFICER INFORMATION	41

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund’s/Master Portfolio’s Forms N-PORT and N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s/Master Portfolio’s Forms N-PORT and N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762; and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

42	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ADDITIONAL INFORMATION	43

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

SPSF-6/19-SAR

JUNE 30, 2019

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Funds III

➢	iShares U.S. Aggregate Bond Index Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at www.blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

Investment performance in the 12 months ended June 30, 2019 was a tale of two markets. The first half of the reporting period was characterized by restrictive monetary policy, deteriorating economic growth, equity market volatility, and rising fear of an imminent recession. During the second half of the reporting period, stocks and bonds rebounded sharply, as restrained inflation and weak economic growth led the U.S. Federal Reserve (the “Fed”) to stop raising interest rates, which led to broad-based optimism that stimulative monetary policy could help forestall a recession.

After the dust settled, the U.S. equity and bond markets posted mixed returns while weathering significant volatility. Less volatile U.S. large cap equities and U.S. bonds advanced, while equities at the high end of the risk spectrum — emerging markets, international developed, and U.S. small cap — posted relatively flat returns.

Fixed-income securities delivered modest positive returns with relatively low volatility. Short-term U.S. Treasury yields rose, while longer-term yields declined. This led to positive returns for U.S. Treasuries and a substantial flattening of the yield curve. Investment grade and high yield corporate bonds also posted positive returns, as the credit fundamentals in corporate markets remained relatively solid.

In the U.S. equity market, volatility spiked in late 2018, as a wide range of risks were brought to bear on markets, ranging from rising interest rates and slowing global growth to heightened trade tensions and political turmoil. These risks manifested in a broad-based sell-off in December, leading to the worst December performance on record since 1931.

Volatility also rose in emerging markets, as the rising U.S. dollar and higher interest rates in the U.S. disrupted economic growth abroad. U.S.-China trade relations and debt concerns adversely affected the Chinese stock market, particularly in mainland China, while Turkey and Argentina became embroiled in currency crises, largely due to hyperinflation in both countries. An economic slowdown in Europe led to modest performance for European equities.

As equity performance faltered and global economic growth slowed, the Fed shifted to a more patient perspective on the economy in January 2019. In its last four meetings, the Fed left interest rates unchanged and signaled a slower pace of rate hikes in response to the global economic slowdown. Similarly, the European Central Bank signaled a continuation of accommodative monetary policy, while China committed to looser credit conditions and an increase in fiscal spending.

The outpouring of global economic stimulus led to a sharp rally in risk assets throughout the world. Hopes continued to remain high thereafter, as the current economic expansion became the longest in U.S. history. Looking ahead, markets are pricing in three interest rate cuts by the Fed over the next year, as investors anticipate a steady shift toward more stimulative monetary policy.

We expect a slowing expansion with additional room to run, as opposed to an economic recession. However, escalating trade tensions and the resulting disruptions in global supply chains have become the greatest risk to the global expansion.

We believe U.S. and emerging market equities remain relatively attractive. Within U.S. equities, companies with high-quality earnings and strong balance sheets offer the most attractive risk/reward trade-off. For bonds, U.S. Treasuries are likely to help buffer against volatility in risk assets, while income from other types of bonds can continue to offer steady returns.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2019
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	18.54%	10.42%
U.S. small cap equities (Russell 2000® Index)	16.98	(3.31)
International equities (MSCI Europe, Australasia, Far East Index)	14.03	1.08
Emerging market equities (MSCI Emerging Markets Index)	10.58	1.21
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	1.24	2.31
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	7.45	10.38
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	6.11	7.87
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.94	6.39
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	9.94	7.48
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of June 30, 2019	iShares U.S. Aggregate Bond Index Fund

Investment Objective

iShares U.S. Aggregate Bond Index Fund’s (the “Fund”) investment objective is to seek to provide investment results that correspond to the total return performance of fixed-income securities in the aggregate, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”).

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended June 30, 2019, the Fund’s Institutional Shares returned 6.08%, Investor A Shares returned 5.96%, Class K Shares returned 6.11% and Investor P Shares returned 5.97%. For the same period, the Index returned 6.11%.

Returns for the Fund’s respective share classes differ from the Index based on individual share class expenses. The Fund invests all of its assets in U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

Describe the market environment.

Bond prices generally were supported as Fed policy boosted credit sentiment and led interest rates lower over the six-month period. After 2018 had delivered an unusual outcome where both global equities and global bonds posted negative returns, 2019 began in a more upbeat fashion, with many asset classes rebounding strongly in an environment of low volatility. A steady rally in government bonds accelerated in March after the Fed abruptly shifted to a dovish monetary policy stance and European manufacturing activity slumped far more than feared. Despite nearing its dual targets of full employment and stable inflation, the Fed’s rate-setting committee slashed its projections for rate hikes this year from two to zero as policymakers cited global risks that could impact the U.S. economy. These risks included trade disputes, slowing economic activity in China and Europe, and a potential spillover from the U.K.’s probable exit from the European Union. In Germany, the epicenter of Europe’s manufacturing downturn, the yield of the 10-year bund fell sharply as the rally reduced yields to levels not seen since late 2017.

During the second quarter of 2019, strong fixed-income performance in April and June was sufficient to offset negative investor sentiment in May. An easing of geopolitical tensions in April proved short-lived as U.S.-China trade negotiations collapsed during May, sparking a renewed trade war and a broader struggle for technological supremacy between the two countries. Heightened tensions in the Persian Gulf also weighed on investor sentiment. In addition, worries over Brexit returned to center stage in Europe and forced the resignation of U.K. Prime Minister Theresa May, as she proved unable to break a parliamentary deadlock regarding the terms of Brexit. Additionally, trade disputes widened existing cracks in the global economy and abruptly reversed the rally in risk sentiment that had buoyed markets since the start of the year. Investors flocked to the perceived safe haven of government bonds, driving their yields to record lows across Europe. In Japan, the yield of the 10-year government bond also fell, and the amount of negative-yielding debt in the world surged in June to a record $13 trillion in U.S. dollars. Approximately 24% of Bloomberg Barclays Global Aggregate Bond Index positions were posting a negative yield at period end.

Describe recent portfolio activity.

During the period, the Master Portfolio maintained its objective of seeking to provide investment results that correspond to the total return performance of fixed-income securities in the aggregate, as represented by the Index, and selected securities in accordance with their relative proportion within the Index. Other factors considered in security selection included transaction costs and maturity structure.

Describe portfolio positioning at period end.

The Master Portfolio remains positioned to attempt to match the risk characteristics of the Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of June 30, 2019 (continued)	iShares U.S. Aggregate Bond Index Fund

Performance Summary for the Period Ended June 30, 2019

				Average Annual Total Returns (a)(b)
				1 Year		5 Years		10 Years
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.45%	2.44%	6.08%	7.81%	N/A	2.80%	N/A	3.68%	N/A
Investor A	2.20	2.19	5.96	7.44	N/A	2.53	N/A	3.42	N/A
Class K	2.50	2.49	6.11	7.86	N/A	2.83	N/A	3.73	N/A
Investor P	2.11	2.10	5.97	7.56	3.26%	2.52	1.69%	3.42	3.00%
Bloomberg Barclays U.S. Aggregate Bond Index(c)	—	—	6.11	7.87	N/A	2.95	N/A	3.90	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund invests all of its assets in the Master Portfolio. The Master Portfolio invests primarily in investment-grade U.S. Government securities and corporate bonds, as well as investment-grade mortgage-backed, asset-backed and commercial mortgage-backed securities.

(c)

A widely recognized unmanaged market-capitalization weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (b)
	Beginning Account Value (01/01/19)	Ending Account Value (06/30/19)	Expenses Paid During the Period (a)	Beginning Account Value (01/01/19)	Ending Account Value (06/30/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,060.80	$0.46	$1,000.00	$1,024.35	$0.45	0.09%
Investor A	1,000.00	1,059.60	1.74	1,000.00	1,023.11	1.71	0.34%
Class K	1,000.00	1,061.10	0.20	1,000.00	1,024.60	0.20	0.04%
Investor P	1,000.00	1,059.70	1.79	1,000.00	1,023.06	1.76	0.35%

(a)

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

FUND SUMMARY	5

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Investor P Shares are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee). These shares are only available to investors purchasing shares through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Fund’s distributor to offer such shares.

Prior to the inception date of March 31, 2011 for Institutional and Investor A Shares and prior to the inception date of August 6, 2018 for Investor P Shares, the performance of the classes is based on the returns of Class K Shares, adjusted to reflect the estimated annual fund fees and operating expenses of each respective share class of the Fund.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Administrator”), the Fund’s administrator, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges, and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown on the previous page (which is based on a hypothetical investment of $1,000 invested on January 1, 2019 and held through June 30, 2019) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities  (unaudited)

June 30, 2019

iShares U.S. Aggregate Bond Index Fund

ASSETS
Investments at value — Master Portfolio	$1,622,824,107
Capital shares sold receivable	5,490,159

Total assets	1,628,314,266

LIABILITIES
Payables:
Administration fees	24,291
Capital shares redeemed	1,345,827
Contributions to the Master Portfolio	4,144,332
Income dividend distributions	851,893
Other accrued expenses	5,852
Service fees	26,322

Total liabilities	6,398,517

NET ASSETS	$1,621,915,749

NET ASSETS CONSIST OF
Paid-in capital	$1,580,065,350
Accumulated earnings	41,850,399

NET ASSETS	$1,621,915,749

NET ASSET VALUE
Institutional — Based on net assets of $169,981,703 and 16,510,640 shares outstanding, unlimited shares authorized, no par value	$10.30

Investor A — Based on net assets of $129,093,307 and 12,540,680 shares outstanding, unlimited shares authorized, no par value	$10.29

Class K — Based on net assets of $1,322,195,617 and 128,348,176 shares outstanding, unlimited shares authorized, no par value	$10.30

Investor P — Based on net assets of $645,122 and 62,661 shares outstanding, unlimited shares authorized, no par value	$10.30

See notes to financial statements.

FINANCIAL STATEMENTS	7

Statement of Operations  (unaudited)

Six Months Ended June 30, 2019

iShares U.S. Aggregate Bond Index Fund

INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — affiliated	$193
Dividends — unaffiliated	1,431,800
Interest — unaffiliated	20,273,154
Securities lending income — affiliated — net	351,348
Other income — affiliated	87,097
Expenses	(302,173)
Fees waived	52,639

Total investment income	21,894,058

FUND EXPENSES
Service and distribution — class specific	155,213
Administration — class specific	147,271
Professional	5,849
Miscellaneous	1,500

Total expenses	309,833
Less fees waived and/or reimbursed by the Administrator/Manager	(5,849)

Total expenses after fees waived and/or reimbursed	303,984

Net investment income	21,590,074

REALIZED AND UNREALIZED GAIN ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain from investments	3,293,176
Net change in unrealized appreciation (depreciation) on investments	63,471,579

Net realized and unrealized gain	66,764,755

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$88,354,829

See notes to financial statements.

8	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	iShares U.S. Aggregate Bond Index Fund
	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$21,590,074	$30,533,343
Net realized gain (loss)	3,293,176	(6,817,144)
Net change in unrealized appreciation (depreciation)	63,471,579	(19,188,696)

Net increase in net assets resulting from operations	88,354,829	4,527,503

DISTRIBUTIONS TO SHAREHOLDER(a)
Institutional	(2,555,378)	(3,321,975)
Investor A	(1,645,087)	(3,018,313)
Class K	(17,374,076)	(24,798,539)
Investor P	(6,447)	(2,340)

Decrease in net assets resulting from distributions to shareholders	(21,580,988)	(31,141,167)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	250,047,295	354,852,563

NET ASSETS
Total increase in net assets	316,821,136	328,238,899
Beginning of period	1,305,094,613	976,855,714

End of period	$1,621,915,749	$1,305,094,613

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	9

Financial Highlights

(For a share outstanding throughout each period)

	iShares U.S. Aggregate Bond Index Fund

	Institutional
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017	2016		2015	2014

Net asset value, beginning of period	$9.85		$10.13		$10.02	$9.99		$10.17	$9.85

Net investment income(a)	0.15		0.26		0.22	0.20		0.19	0.17
Net realized and unrealized gain (loss)	0.45		(0.28)		0.11	0.05		(0.16)	0.41

Net increase (decrease) from investment operations	0.60		(0.02)		0.33	0.25		0.03	0.58

Distributions(b)
From net investment income	(0.15)		(0.26)		(0.22)	(0.21)		(0.19)	(0.17)
From net realized gain	—		—		—	(0.01)		(0.02)	(0.09)
From return of capital	—		(0.00	)(c)	—	(0.00	)(c)	—	—

Total distributions	(0.15)		(0.26)		(0.22)	(0.22)		(0.21)	(0.26)

Net asset value, end of period	$10.30		$9.85		$10.13	$10.02		$9.99	$10.17

Total Return(d)
Based on net asset value	6.08	%(e)(f)	(0.13)%		3.34%	2.48%		0.33%	5.88%

Ratios to Average Net Assets(g)(h)
Total expenses	0.10	%(i)	0.09%		0.09%	0.10%		0.12%	0.17%

Total expenses after fees waived and/or reimbursed	0.09	%(i)	0.09%		0.09%	0.10%		0.11%	0.16%

Net investment income	2.95	%(i)	2.67%		2.15%	1.95%		1.85%	1.67%

Supplemental Data
Net assets, end of period (000)	$169,982		$150,714		$98,927	$116,473		$58,043	$34,538

Portfolio turnover rate of the Master Portfolio(j)	90%		274%		345%	278%		356%	476%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return is 5.98%.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(h)

Includes the Fund’s share of its corresponding Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.01%	0.01%	0.01%	0.01%	0.02%	0.02%
Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	0.02%	0.02%

(i)	Annualized.
(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Portfolio turnover rate (excluding MDRs)	55%	162%	193%	164%	300%	244%

See notes to financial statements.

10	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Aggregate Bond Index Fund (continued)

	Investor A
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017	2016		2015	2014

Net asset value, beginning of period	$9.84		$10.13		$10.01	$9.99		$10.17	$9.85

Net investment income(a)	0.13		0.24		0.19	0.17		0.16	0.15
Net realized and unrealized gain (loss)	0.45		(0.29)		0.13	0.05		(0.15)	0.41

Net increase (decrease) from investment operations	0.58		(0.05)		0.32	0.22		0.01	0.56

Distributions(b)
From net investment income	(0.13)		(0.24)		(0.20)	(0.19)		(0.17)	(0.15)
From net realized gain	—		—		—	(0.01)		(0.02)	(0.09)
From return of capital	—		(0.00	)(c)	—	(0.00	)(c)	—	—

Total distributions	(0.13)		(0.24)		(0.20)	(0.20)		(0.19)	(0.24)

Net asset value, end of period	$10.29		$9.84		$10.13	$10.01		$9.99	$10.17

Total Return(d)
Based on net asset value	5.96	%(e)(f)	(0.48)%		3.19%	2.14%		0.08%	5.63%

Ratios to Average Net Assets(g)(h)
Total expenses	0.35	%(i)	0.34%		0.34%	0.35%		0.37%	0.41%

Total expenses after fees waived and/or reimbursed	0.34	%(i)	0.34%		0.34%	0.35%		0.36%	0.40%

Net investment income	2.71	%(i)	2.39%		1.91%	1.69%		1.61%	1.44%

Supplemental Data
Net assets, end of period (000)	$129,093		$126,483		$121,690	$71,391		$19,145	$10,732

Portfolio turnover rate of the Master Portfolio(j)	90%		274%		345%	278%		356%	476%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(h)

Includes the Fund’s share of its corresponding Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.01%	0.01%	0.01%	0.01%	0.02%	0.02%
Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	0.02%	0.02%

(i)	Annualized.
(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Portfolio turnover rate (excluding MDRs)	55%	162%	193%	164%	300%	244%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	11

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Aggregate Bond Index Fund (continued)

	Class K
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017	2016		2015	2014

Net asset value, beginning of period	$9.85		$10.13		$10.02	$9.99		$10.17	$9.85

Net investment income(a)	0.15		0.27		0.22	0.20		0.19	0.17
Net realized and unrealized gain (loss)	0.45		(0.28)		0.12	0.06		(0.15)	0.41

Net increase (decrease) from investment operations	0.60		(0.01)		0.34	0.26		0.04	0.58

Distributions(b)
From net investment income	(0.15)		(0.27)		(0.23)	(0.22)		(0.20)	(0.17)
From net realized gain	—		—		—	(0.01)		(0.02)	(0.09)
From return of capital	—		(0.00	)(c)	—	(0.00	)(c)	—	—

Total distributions	(0.15)		(0.27)		(0.23)	(0.23)		(0.22)	(0.26)

Net asset value, end of period	$10.30		$9.85		$10.13	$10.02		$9.99	$10.17

Total Return(d)
Based on net asset value	6.11	%(e)(f)	(0.08)%		3.39%	2.53%		0.38%	5.94%

Ratios to Average Net Assets(g)(h)
Total expenses	0.05	%(i)	0.04%		0.04%	0.05%		0.07%	0.12%

Total expenses after fees waived and/or reimbursed	0.04	%(i)	0.04%		0.04%	0.05%		0.06%	0.10%

Net investment income	3.01	%(i)	2.71%		2.21%	2.00%		1.89%	1.72%

Supplemental Data
Net assets, end of period (000)	$1,322,196		$1,027,621		$756,239	$445,650		$166,203	$159,449

Portfolio turnover rate of the Master Portfolio(j)	90%		274%		345%	278%		356%	476%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(h)

Includes the Fund’s share of its corresponding Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Allocated fees waived	0.01%	0.01%	0.01%	0.01%	0.02%	0.02%
Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	0.02%	0.02%

(i)	Annualized.
(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Portfolio turnover rate (excluding MDRs)	55%	162%	193%	164%	300%	244%

See notes to financial statements.

12	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Aggregate Bond Index Fund (continued)

	Investor P
	Six Months Ended 06/30/19 (unaudited)		Period from 08/06/18 (a) to 12/31/18

Net asset value, beginning of period	$9.85		$9.83

Net investment income(b)	0.14		0.10
Net realized and unrealized gain	0.44		0.03

Net increase from investment operations	0.58		0.13

Distributions(c)
From net investment income	(0.13)		(0.11)
From return of capital	—		(0.00	)(d)

Total distributions	(0.13)		(0.11)

Net asset value, end of period	$10.30		$9.85

Total Return(e)(f)
Based on net asset value	5.97	%(g)	1.30%

Ratios to Average Net Assets(h)(i)(j)
Total expenses	0.35%		0.34%

Total expenses after fees waived and/or reimbursed	0.35%		0.34%

Net investment income	2.74%		2.61%

Supplemental Data
Net assets, end of period (000)	$645		$277

Portfolio turnover rate of the Master Portfolio(k)	90%		274%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return is 5.86%.
(h)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income
(i)

Includes the Fund’s share of its corresponding Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds as follows:

	Year Ended December 31,
	Six Months Ended 06/30/19 (unaudited)	Period from 08/06/18 (a) to 12/31/18
Allocated fees waived	0.01%	0.01%
Investments in underlying funds	0.01%	0.01%

(j)	Annualized.
(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended December 31,
	Six Months Ended 06/30/19 (unaudited)	Period from 08/06/18 (a) to 12/31/18
Portfolio turnover rate (excluding MDRs)	55%	162%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	13

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. iShares U.S. Aggregate Bond Index Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.

The Fund seeks to achieve its investment objective by investing all of its assets in U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), an affiliate of the Trust, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2019, the percentage of the Master Portfolio owned by the Fund was 16.5%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares are generally available through financial intermediaries. Investor P Shares are only available through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Fund’s distributor to offer such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Trustees of the Trust and the Board of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None
Investor A Shares	No	No	None
Investor P Shares	Yes	No	None

The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of equity, multi-asset and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4.	ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL, has agreed to bear all of the Fund’s ordinary operating expenses, excluding,

14	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. BAL is entitled to receive for these administrative services an annual fee based on the average daily net assets of the Fund as follows:

Institutional	Investor A	Class K	Investor P
0.06%	0.06%	0.01%	0.06%

For the six months ended June 30, 2019, the following table shows the class specific administration fees borne directly by each share class of the Fund:

Institutional	Investor A	Class K	Investor P	Total
$52,344	$37,108	$57,685	$134	$147,271

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators. For the six months ended June 30, 2019, BAL did not waive any amount.

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of Investor A Shares and Investor P Shares.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates/reimburses BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended June 30, 2019, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Investor A	Investor P	Total
$154,651	$562	$155,213

Other Fees: For the six months ended June 30, 2019, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor P Shares, which totaled $376.

Expense Limitations, Waivers, Reimbursements, and Recoupments: The fees and expenses of the Trust’s trustees who are not “interested persons” of Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. BAL has contractually agreed to reimburse the Fund or provide an offsetting credit against the administration fees paid by the Fund in an amount equal to these independent expenses through April 30, 2020. For the six months ended June 30, 2019, the amount waived was $5,849.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended June 30, 2019, the Fund did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

5.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2018. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of June 30, 2019, the Trust had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains of $9,389,065.

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements  (unaudited) (continued)

6.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Month Ended 06/30/19		Year Ended 12/31/18
	Shares	Amount	Shares	Amount
Institutional
Shares sold	12,284,419	$122,266,031	10,611,905	$103,995,282
Shares issued in reinvestment of distributions	253,989	2,555,378	338,915	3,320,601
Shares redeemed	(11,336,065)	(113,326,511)	(5,410,391)	(53,156,868)

Net increase	1,202,343	$11,494,898	5,540,429	$54,159,015

Investor A
Shares sold	3,214,502	$32,275,102	7,603,618	$74,842,788
Shares issued in reinvestment of distributions	162,905	1,640,207	307,740	3,018,107
Shares redeemed	(3,686,942)	(36,890,819)	(7,079,417)	(69,658,569)

Net increase (decrease)	(309,535)	$(2,975,510)	831,941	$8,202,326

Class K
Shares sold	38,121,249	$382,504,615	65,903,541	$647,766,551
Shares issued in reinvestment of distributions	1,604,399	16,172,321	2,464,274	24,169,734
Shares redeemed	(15,705,765)	(157,495,522)	(38,677,132)	(379,721,218)

Net increase	24,019,883	$241,181,414	29,690,683	$292,215,067

			Period from 08/06/18 (a) to 12/31/18
Investor P
Shares sold	40,538	$406,382	28,116	$275,976
Shares issued in reinvestment of distributions	368	3,722	19	187
Shares redeemed	(6,379)	(63,611)	(1)	(8)

Net increase	34,527	$346,493	28,134	$276,155

Total Net Increase	24,947,218	$250,047,295	36,091,187	$354,852,563

(a)	Commencement of operations

As of June 30, 2019, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 20,346 Investor P Shares of the Fund.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

16	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Master Portfolio Information as of June 30, 2019	U.S. Total Bond Index Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments
U.S. Treasury Obligations	31%
U.S. Government Sponsored Agency Securities	24
Corporate Bonds	20
Foreign Agency Obligations	2
Non-Agency Mortgage-Backed Securities	1
Municipal Bonds	1
Asset Backed Securities(a)	—
Preferred Securities(a)	—
Short-Term Securities	22
TBA Sale Commitments	(1)

(a)	Represents less than 1%.

CREDIT QUALITY ALLOCATION (b)

Credit Rating	Percent of Total Investments (c)
AAA/Aaa(d)	73%
AA/Aa	4
A	11
BBB/Baa	12
N/R	—	(a)

(b)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings (“S&P”) or Moody’s Investors Service (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes short-term securities.
(d)

The investment adviser evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuer. Using this approach, the investment adviser has deemed U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.

MASTER PORTFOLIO INFORMATION	17

Schedule of Investments (unaudited) June 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities — 0.5%
American Express Credit Account Master Trust, Series 2019-1, Class A, 2.87%, 10/15/24	$4,530	$4,630,306
Americredit Automobile Receivables Trust, Series 2018-1, Class D, 3.82%, 03/18/24	4,000	4,113,687
Citibank Credit Card Issuance Trust:
Series 2014-A5, Class A5, 2.68%, 06/07/23	6,870	6,948,544
Series 2016-A2, Class A2, 2.19%, 11/20/23	9,750	9,770,285
Series 2017-A3, Class A3, 1.92%, 04/07/22	3,600	3,592,425
Ford Credit Auto Owner Trust, Series 2017-C, Class A4, 2.16%, 03/15/23	3,250	3,245,273
Honda Auto Receivables Owner Trust, Series 2017-4, Class A4, 2.21%, 03/21/24	6,525	6,536,464
Synchrony Credit Card Master Note Trust, Class A:
Series 2015-1, 2.37%, 03/15/23	3,000	3,000,331
Series 2018-2, 3.47%, 05/15/26	3,415	3,578,370

Total Asset-Backed Securities — 0.5% (Cost — $45,219,818)		45,415,685

Corporate Bonds — 25.1%

Aerospace & Defense — 0.4%
Boeing Co.:
2.35%, 10/30/21	75	75,260
2.13%, 03/01/22(a)	250	249,318
1.88%, 06/15/23	500	490,807
2.80%, 03/01/27	1,000	1,005,972
6.13%, 02/15/33	100	131,817
3.30%, 03/01/35	65	62,704
3.38%, 06/15/46(a)	250	239,075
3.85%, 11/01/48(a)	1,000	1,047,061
Embraer Netherlands Finance BV:
5.05%, 06/15/25	250	269,688
5.40%, 02/01/27	500	554,505
General Dynamics Corp.:
3.00%, 05/11/21	3,000	3,048,576
3.88%, 07/15/21	50	51,597
2.25%, 11/15/22(a)	500	502,192
3.38%, 05/15/23	500	522,574
3.50%, 05/15/25(a)	1,000	1,065,512
Harris Corp., 4.85%, 04/27/35	1,065	1,183,032
L3 Technologies, Inc.:
4.95%, 02/15/21	250	258,327
4.40%, 06/15/28	250	273,026
L3Harris Technologies, Inc., 3.83%, 04/27/25(a)	500	525,932
Lockheed Martin Corp.:
2.50%, 11/23/20(a)	1,000	1,003,933
3.35%, 09/15/21	1,000	1,025,583
3.55%, 01/15/26(a)	2,250	2,391,316
3.60%, 03/01/35(a)	65	67,780
4.07%, 12/15/42(a)	100	110,634
3.80%, 03/01/45(a)	1,500	1,596,594
4.70%, 05/15/46	750	917,624
4.09%, 09/15/52(a)	500	556,306
Northrop Grumman Corp.:
2.08%, 10/15/20	1,000	998,545
3.25%, 08/01/23(a)	500	517,125
2.93%, 01/15/25	1,000	1,018,497
3.25%, 01/15/28	2,000	2,053,056
4.75%, 06/01/43	375	433,539
4.03%, 10/15/47(a)	1,000	1,066,762
Raytheon Co.:
4.88%, 10/15/40(a)	250	300,995
4.70%, 12/15/41	100	116,558

Security	Par (000)	Value

Aerospace & Defense (continued)
Rockwell Collins, Inc.:
2.80%, 03/15/22(a)	$1,000	$1,010,470
3.50%, 03/15/27	1,000	1,040,601
4.35%, 04/15/47	1,000	1,092,734
United Technologies Corp.:
3.35%, 08/16/21	400	408,836
1.95%, 11/01/21	250	247,987
3.10%, 06/01/22(a)	600	613,842
3.65%, 08/16/23	500	523,646
2.65%, 11/01/26	1,000	1,000,021
3.13%, 05/04/27	1,000	1,027,365
4.13%, 11/16/28(a)	2,000	2,197,203
4.45%, 11/16/38	500	561,040
5.70%, 04/15/40	300	380,552
4.50%, 06/01/42(a)	1,700	1,923,291
4.15%, 05/15/45	250	268,546
3.75%, 11/01/46	750	764,540
4.05%, 05/04/47	500	533,612
4.63%, 11/16/48	750	874,613

		40,200,721

Air Freight & Logistics — 0.1%
FedEx Corp.:
4.00%, 01/15/24(a)	250	267,419
3.25%, 04/01/26(a)	545	565,736
3.30%, 03/15/27	500	512,628
3.90%, 02/01/35	190	190,992
3.88%, 08/01/42	50	46,960
4.75%, 11/15/45(a)	160	167,533
4.55%, 04/01/46	750	767,076
4.40%, 01/15/47(a)	500	497,987
4.05%, 02/15/48	1,000	961,392
4.95%, 10/17/48	1,000	1,092,041
United Parcel Service, Inc.:
3.13%, 01/15/21	500	507,375
2.05%, 04/01/21	500	499,172
2.45%, 10/01/22	500	505,332
2.50%, 04/01/23(a)	2,000	2,021,542
2.40%, 11/15/26	2,000	1,975,748
3.05%, 11/15/27(a)	500	516,826
6.20%, 01/15/38(a)	100	135,670
3.63%, 10/01/42	250	249,997
3.40%, 11/15/46	220	209,962
3.75%, 11/15/47(a)	500	504,663
4.25%, 03/15/49	1,000	1,097,020

		13,293,071

Airlines — 0.0%
American Airlines Pass-Through Trust:
Series 2013-2, Class A, 4.95%, 07/15/24	102	107,075
Series 2016-2, Class AA, 3.20%, 12/15/29	439	441,877
Continental Airlines Pass-Through Trust, Series 2012-1, Class A, 4.15%, 10/11/25	35	36,894
United Airlines Pass-Through Trust:
Series 2013-1, Class A, 4.30%, 02/15/27	156	165,340
Series 2016-1, Class AA, 3.10%, 01/07/30	460	462,564
US Airways Pass Through Trust, Series 2013-1 Class A, 3.95%, 05/15/27	172	180,951

		1,394,701

Auto Components — 0.1%
American Honda Finance Corp.:
1.65%, 07/12/21(a)	750	741,893
3.63%, 10/10/23(a)	2,000	2,104,827
2.40%, 06/27/24	1,000	1,000,391
2.30%, 09/09/26	1,000	971,154

18	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Components (continued)
Aptiv PLC, 4.40%, 10/01/46	$500	$466,781
BorgWarner, Inc., 3.38%, 03/15/25(a)	70	72,094
Daimler Finance North America LLC, 8.50%, 01/18/31	100	149,057
Lear Corp., 4.25%, 05/15/29	1,000	1,010,149
Toyota Motor Corp.(b):
2.36%, 07/02/24	500	500,484
2.76%, 07/02/29	185	186,318

		7,203,148

Automobiles — 0.1%
Ford Motor Co.:
4.35%, 12/08/26(a)	750	756,265
7.45%, 07/16/31(a)	150	177,405
4.75%, 01/15/43(a)	1,850	1,614,571
5.29%, 12/08/46	500	465,081
General Motors Co.:
4.88%, 10/02/23(a)	600	636,303
4.00%, 04/01/25	2,000	2,036,309
4.20%, 10/01/27	2,000	2,014,000
5.00%, 04/01/35(a)	750	736,714
6.60%, 04/01/36	250	276,751
5.15%, 04/01/38	500	492,846
5.20%, 04/01/45(a)	250	238,733
6.75%, 04/01/46	275	310,370
5.40%, 04/01/48	500	488,738
5.95%, 04/01/49	1,000	1,047,703

		11,291,789

Banks — 2.8%
Australia & New Zealand Banking Group Ltd.:
3.30%, 05/17/21	1,000	1,018,160
2.30%, 06/01/21	1,000	1,000,252
Bancolombia SA, 5.95%, 06/03/21	100	105,630
Bank of Montreal:
3.10%, 07/13/20(a)	500	505,059
2.35%, 09/11/22(a)	2,000	1,999,398
2.50%, 06/28/24	1,000	1,000,194
Series D, 3.10%, 04/13/21(a)	1,000	1,015,420
Series E, 3.30%, 02/05/24(a)	4,000	4,148,942
Bank of New York Mellon Corp.:
2.45%, 11/27/20(a)	190	190,756
2.50%, 04/15/21(a)	250	251,374
2.05%, 05/03/21(a)	500	498,991
3.55%, 09/23/21	50	51,370
2.60%, 02/07/22(a)	1,000	1,010,089
3.45%, 08/11/23(a)	500	521,392
2.20%, 08/16/23(a)	1,000	994,789
2.80%, 05/04/26	70	70,687
3.25%, 05/16/27	750	777,433
3.85%, 04/28/28(a)	4,000	4,351,844
3.30%, 08/23/29(a)	1,000	1,036,764
Series G, 3.00%, 02/24/25	105	107,981
Bank of Nova Scotia:
2.45%, 03/22/21	500	501,980
3.13%, 04/20/21(a)	1,750	1,777,084
2.80%, 07/21/21(a)	750	758,460
2.70%, 03/07/22(a)	1,000	1,013,429
2.45%, 09/19/22(a)	2,000	2,018,384
3.40%, 02/11/24(a)	1,000	1,040,071
4.50%, 12/16/25(a)	250	269,131
Barclays Bank PLC:
5.14%, 10/14/20	1,000	1,028,391
2.65%, 01/11/21	2,000	2,005,594

Security	Par (000)	Value

Banks (continued)
Barclays PLC:
3.25%, 01/12/21(a)	$1,250	$1,258,971
3.20%, 08/10/21(a)	750	754,996
3.68%, 01/10/23(a)	1,500	1,519,647
4.34%, 05/16/24(a)(c)	2,000	2,065,795
3.65%, 03/16/25	450	452,268
4.38%, 01/12/26(a)	1,000	1,034,869
4.34%, 01/10/28(a)	750	768,024
4.97%, 05/16/29(a)(c)	1,750	1,866,519
4.95%, 01/10/47(a)	500	529,160
BB&T Corp.:
2.75%, 04/01/22	1,000	1,012,105
3.75%, 12/06/23	2,000	2,110,832
2.85%, 10/26/24	500	512,497
BNP Paribas SA:
3.25%, 03/03/23(a)	250	258,567
5.00%, 01/15/21(a)	100	104,052
4.25%, 10/15/24	250	262,818
BPCE SA:
2.65%, 02/03/21	1,000	1,004,268
4.00%, 04/15/24	250	265,592
Branch Banking & Trust Co., 3.80%, 10/30/26	250	264,669
Canadian Imperial Bank of Commerce, 3.50%, 09/13/23(a)	2,000	2,092,997
Citibank NA:
2.85%, 02/12/21	2,000	2,016,500
3.40%, 07/23/21	750	765,962
Citizens Bank NA/Providence RI:
2.55%, 05/13/21	1,000	1,002,959
2.65%, 05/26/22	250	251,686
Comerica, Inc., 3.70%, 07/31/23(a)	250	261,617
Compass Bank, 3.88%, 04/10/25	250	259,001
Cooperatieve Rabobank UA:
2.50%, 01/19/21	4,000	4,013,859
2.75%, 01/10/22(a)	2,000	2,021,532
3.88%, 02/08/22(a)	150	156,108
3.95%, 11/09/22(a)	1,000	1,037,312
2.75%, 01/10/23(a)	2,000	2,025,896
4.63%, 12/01/23	500	535,609
3.38%, 05/21/25(a)	500	524,935
4.38%, 08/04/25(a)	1,250	1,327,113
3.75%, 07/21/26	500	511,651
5.25%, 05/24/41(a)	1,025	1,314,575
5.25%, 08/04/45(a)	250	302,209
Credit Suisse AG, New York(a):
3.00%, 10/29/21	3,250	3,301,511
3.63%, 09/09/24	1,250	1,316,704
Discover Bank:
3.20%, 08/09/21(a)	1,000	1,014,804
4.20%, 08/08/23(a)	2,000	2,122,407
4.68%, 08/09/28(c)	2,000	2,072,520
Fifth Third Bancorp:
3.50%, 03/15/22(a)	100	102,898
4.30%, 01/16/24	250	266,977
8.25%, 03/01/38(a)	425	628,552
Fifth Third Bank:
2.25%, 06/14/21(a)	1,000	999,737
3.35%, 07/26/21	1,000	1,021,180
2.88%, 10/01/21(a)	200	202,475
3.95%, 07/28/25(a)	500	539,250
3.85%, 03/15/26	500	527,807
First Republic Bank, 4.63%, 02/13/47	500	538,243
HSBC Bank USA NA, 4.88%, 08/24/20(a)	500	513,821

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) June 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
HSBC Holdings PLC:
3.40%, 03/08/21	$1,500	$1,523,067
5.10%, 04/05/21(a)	500	522,465
2.95%, 05/25/21	500	504,396
2.65%, 01/05/22(a)	1,500	1,505,824
4.88%, 01/14/22	150	158,874
(3 mo. LIBOR US + 1.06%), 3.26%, 03/13/23(d)	1,000	1,018,583
3.60%, 05/25/23(a)	750	780,278
4.25%, 03/14/24(a)	500	527,849
3.95%, 05/18/24(a)(c)	380	397,553
4.25%, 08/18/25	500	526,437
4.30%, 03/08/26(a)	1,000	1,074,083
3.90%, 05/25/26(a)	1,000	1,044,554
4.29%, 09/12/26(c)	4,000	4,255,284
4.38%, 11/23/26(a)	2,000	2,112,097
(3 mo. LIBOR US + 1.55%), 4.04%, 03/13/28(a)(d)	3,000	3,151,374
4.58%, 06/19/29(a)(c)	4,000	4,374,648
6.50%, 05/02/36(a)	200	259,066
6.50%, 09/15/37	750	978,493
6.80%, 06/01/38(a)	250	336,709
5.25%, 03/14/44(a)	1,250	1,462,594
HSBC USA, Inc., 2.75%, 08/07/20(a)	250	251,261
Huntington Bancshares, Inc.:
3.15%, 03/14/21	1,250	1,265,491
4.00%, 05/15/25(a)	2,000	2,133,783
ING Groep NV:
4.10%, 10/02/23	1,000	1,056,382
3.95%, 03/29/27(a)	250	262,874
4.55%, 10/02/28	1,000	1,100,545
JPMorgan Chase Bank NA, 3.09%, 04/26/21(c)	500	502,810
KeyBank NA:
2.50%, 11/22/21	1,000	1,005,544
3.30%, 02/01/22	1,000	1,026,295
2.30%, 09/14/22	350	350,484
3.38%, 03/07/23	250	259,120
KeyCorp:
2.90%, 09/15/20	500	503,306
5.10%, 03/24/21(a)	2,100	2,195,528
KFW:
2.75%, 07/15/20	6,000	6,044,939
2.75%, 10/01/20(a)	6,500	6,562,985
1.88%, 11/30/20	1,000	999,397
1.88%, 12/15/20	4,000	3,996,278
1.63%, 03/15/21	1,250	1,244,939
2.63%, 04/12/21	2,000	2,025,513
1.50%, 06/15/21	1,500	1,490,342
1.75%, 09/15/21	500	499,340
2.00%, 11/30/21	2,000	2,008,398
2.13%, 03/07/22	2,000	2,017,191
2.13%, 06/15/22	2,250	2,271,418
2.38%, 12/29/22	3,000	3,058,028
2.13%, 01/17/23	200	202,096
2.63%, 02/28/24	1,000	1,035,037
2.50%, 11/20/24	2,000	2,066,294
2.00%, 05/02/25	2,000	2,013,667
2.88%, 04/03/28	5,000	5,314,617
Lloyds Bank PLC, 2.70%, 08/17/20(a)	250	250,951
M&T Bank Corp., 3.55%, 07/26/23(a)	2,000	2,096,634
National Australia Bank Ltd.:
3.70%, 11/04/21(a)	500	515,745
2.50%, 05/22/22(a)	1,000	1,005,952
2.88%, 04/12/23	2,000	2,032,177
2.50%, 07/12/26	1,250	1,232,481
Northern Trust Corp., 3.65%, 08/03/28(a)	250	270,598

Security	Par (000)	Value

Banks (continued)
Oesterreichische Kontrollbank AG, 2.88%, 03/13/23	$2,000	$2,072,379
PNC Bank NA:
2.45%, 11/05/20	1,250	1,252,825
2.15%, 04/29/21(a)	500	499,079
2.45%, 07/28/22	750	757,746
2.95%, 01/30/23	250	254,997
2.95%, 02/23/25(a)	250	256,075
4.05%, 07/26/28	500	544,521
PNC Financial Services Group, Inc.:
3.30%, 03/08/22	75	77,205
3.45%, 04/23/29(a)	2,000	2,104,171
Regions Financial Corp.:
3.20%, 02/08/21(a)	1,000	1,010,831
2.75%, 08/14/22	500	503,605
3.80%, 08/14/23	2,000	2,092,479
Royal Bank of Canada:
2.50%, 01/19/21(a)	250	251,062
3.70%, 10/05/23	2,000	2,104,754
4.65%, 01/27/26(a)	700	764,042
Santander Holdings USA, Inc.:
3.70%, 03/28/22	2,000	2,048,515
3.40%, 01/18/23	2,000	2,029,479
Santander UK Group Holdings PLC:
2.88%, 10/16/20(a)	1,065	1,066,747
3.13%, 01/08/21	75	75,344
2.88%, 08/05/21(a)	1,000	1,000,570
3.37%, 01/05/24(a)(c)	3,000	3,029,373
Santander UK PLC, 2.88%, 06/18/24(a)	1,500	1,508,912
Skandinaviska Enskilda Banken AB, 2.63%, 03/15/21(a)	1,000	1,003,510
Sumitomo Mitsui Banking Corp., 2.45%, 10/20/20	750	750,976
SunTrust Bank:
2.45%, 08/01/22	1,000	1,003,001
3.50%, 08/02/22(c)	4,000	4,087,999
3.69%, 08/02/24(c)	365	380,651
SunTrust Banks, Inc., 2.90%, 03/03/21	500	504,499
Svenska Handelsbanken AB:
2.45%, 03/30/21(a)	500	501,575
3.35%, 05/24/21	2,000	2,037,224
Synchrony Bank, 3.00%, 06/15/22	500	503,722
Toronto-Dominion Bank:
1.85%, 09/11/20(a)	300	299,122
2.13%, 04/07/21(a)	500	499,486
3.25%, 06/11/21	500	509,906
1.80%, 07/13/21(a)	2,000	1,985,387
3.50%, 07/19/23(a)	500	524,558
(5 year USD Swap + 2.21%), 3.63%, 09/15/31(d)	500	509,529
US Bancorp.:
4.13%, 05/24/21(a)	50	51,667
3.90%, 04/26/28(a)	2,000	2,196,841
Series V, 2.63%, 01/24/22	2,000	2,021,379
Series V, 2.38%, 07/22/26(a)	500	495,892
US Bank NA:
2.05%, 10/23/20(a)	1,000	998,255
3.40%, 07/24/23(a)	3,000	3,128,971
2.80%, 01/27/25	500	510,391
Wells Fargo & Co.:
2.60%, 07/22/20	500	501,644
2.55%, 12/07/20	750	752,103
3.00%, 01/22/21	250	252,277
2.50%, 03/04/21	740	741,614
4.60%, 04/01/21	1,000	1,037,978
2.10%, 07/26/21	1,000	994,579
3.50%, 03/08/22(a)	5,000	5,144,494

20	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.63%, 07/22/22(a)	$3,750	$3,777,067
3.07%, 01/24/23(a)	2,500	2,538,923
4.13%, 08/15/23(a)	250	264,024
4.48%, 01/16/24(a)	250	267,978
3.30%, 09/09/24(a)	750	776,067
3.00%, 02/19/25(a)	350	355,899
3.55%, 09/29/25	1,000	1,044,667
3.00%, 04/22/26(a)	1,750	1,769,151
4.10%, 06/03/26	520	551,472
3.00%, 10/23/26	1,750	1,768,098
(3 mo. LIBOR US + 1.17%), 3.20%, 06/17/27(d)	1,335	1,360,493
4.30%, 07/22/27	1,500	1,620,509
(3 mo. LIBOR US + 1.31%), 3.58%, 05/22/28(a)(d)	1,500	1,566,110
4.15%, 01/24/29(a)	2,000	2,178,769
5.38%, 11/02/43(a)	900	1,096,122
5.61%, 01/15/44(a)	656	819,791
4.65%, 11/04/44(a)	3,345	3,722,586
3.90%, 05/01/45(a)	150	161,130
4.90%, 11/17/45(a)	500	580,698
4.40%, 06/14/46(a)	600	647,777
4.75%, 12/07/46	1,100	1,253,865
Series M, 3.45%, 02/13/23	450	462,473
Wells Fargo Bank NA:
2.60%, 01/15/21	2,000	2,008,155
3.33%, 07/23/21(c)	500	504,778
6.60%, 01/15/38(a)	500	695,350
Westpac Banking Corp.:
2.60%, 11/23/20	500	502,352
2.65%, 01/25/21(a)	4,000	4,021,396
2.10%, 05/13/21(a)	500	498,927
2.75%, 01/11/23(a)	3,000	3,039,231
2.85%, 05/13/26(a)	500	504,426
3.40%, 01/25/28	500	529,006
(5 year USD ICE Swap + 2.24%), 4.32%, 11/23/31(d)	750	776,502
Zions Bancorp. NA, 3.50%, 08/27/21(a)	250	255,159

		272,540,665

Beverages — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 02/01/26	2,250	2,365,772
4.70%, 02/01/36(a)	1,500	1,645,455
4.90%, 02/01/46	5,620	6,257,486
Anheuser-Busch InBev Finance, Inc.(a):
3.30%, 02/01/23	2,036	2,101,483
4.63%, 02/01/44	650	693,545
Anheuser-Busch InBev Worldwide, Inc.:
4.15%, 01/23/25(a)	2,000	2,166,447
4.00%, 04/13/28(a)	1,000	1,080,051
4.75%, 01/23/29(a)	2,000	2,270,412
4.38%, 04/15/38(a)	1,000	1,055,613
8.20%, 01/15/39(a)	150	226,159
5.45%, 01/23/39	1,000	1,190,065
4.95%, 01/15/42	500	556,220
3.75%, 07/15/42(a)	300	285,920
4.60%, 04/15/48(a)	1,000	1,070,347
4.44%, 10/06/48	632	660,500
5.55%, 01/23/49	3,000	3,676,524
4.75%, 04/15/58(a)	500	528,773
5.80%, 01/23/59(a)	1,000	1,253,430
Coca-Cola Co.:
1.88%, 10/27/20	4,500	4,490,293
2.45%, 11/01/20	350	351,691

Security	Par (000)	Value

Beverages (continued)
2.20%, 05/25/22(a)	$250	$251,293
2.88%, 10/27/25	125	129,381
2.55%, 06/01/26(a)	750	757,972
2.90%, 05/25/27	250	256,893
Coca-Cola Femsa SAB de CV, 3.88%, 11/26/23(a)	500	525,781
Constellation Brands, Inc.:
2.65%, 11/07/22	4,000	4,013,614
3.70%, 12/06/26	750	785,154
3.50%, 05/09/27	1,000	1,026,209
Diageo Capital PLC:
4.83%, 07/15/20	500	512,715
2.63%, 04/29/23	250	253,220
3.50%, 09/18/23	2,000	2,093,276
3.88%, 05/18/28	1,000	1,093,090
3.88%, 04/29/43	125	134,283
Diageo Investment Corp.:
2.88%, 05/11/22(a)	100	101,807
4.25%, 05/11/42	250	282,005
Keurig Dr. Pepper, Inc.:
3.55%, 05/25/21	750	766,163
2.70%, 11/15/22	100	100,027
4.06%, 05/25/23	500	524,939
4.42%, 05/25/25(a)	250	267,934
4.60%, 05/25/28	750	821,098
4.99%, 05/25/38	250	274,139
4.42%, 12/15/46	500	495,279
5.09%, 05/25/48	250	278,357
Molson Coors Brewing Co.:
2.10%, 07/15/21(a)	750	745,002
3.50%, 05/01/22	75	76,997
3.00%, 07/15/26	2,345	2,316,829
5.00%, 05/01/42(a)	750	791,753
PepsiCo, Inc.:
3.00%, 08/25/21(a)	750	763,772
2.75%, 03/05/22(a)	250	254,649
3.10%, 07/17/22	500	515,471
2.75%, 03/01/23(a)	300	306,437
3.60%, 03/01/24(a)	250	265,397
2.75%, 04/30/25(a)	1,000	1,025,048
3.50%, 07/17/25	250	265,412
2.85%, 02/24/26(a)	500	513,859
2.38%, 10/06/26(a)	1,000	996,146
3.00%, 10/15/27(a)	1,000	1,039,523
3.60%, 08/13/42(a)	100	104,834
4.60%, 07/17/45(a)	500	602,560
4.45%, 04/14/46(a)	500	598,223
3.45%, 10/06/46(a)	2,250	2,313,476

		63,166,203

Biotechnology — 0.4%
Amgen, Inc.:
3.45%, 10/01/20	100	101,358
4.10%, 06/15/21(a)	250	257,583
1.85%, 08/19/21(a)	250	247,686
3.88%, 11/15/21(a)	1,000	1,032,000
2.70%, 05/01/22(a)	500	505,007
2.25%, 08/19/23(a)	250	249,119
3.63%, 05/22/24(a)	250	262,593
3.13%, 05/01/25	750	768,001
2.60%, 08/19/26	715	703,964
3.20%, 11/02/27(a)	2,000	2,042,837
4.95%, 10/01/41(a)	2,000	2,258,344
5.65%, 06/15/42	750	917,379
4.40%, 05/01/45(a)	425	451,487

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) June 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
4.56%, 06/15/48(a)	$500	$541,958
4.66%, 06/15/51(a)	904	987,248
Baxalta, Inc.:
2.88%, 06/23/20	149	149,446
4.00%, 06/23/25(a)	1,398	1,486,267
5.25%, 06/23/45	105	126,290
Biogen, Inc.:
2.90%, 09/15/20	2,500	2,512,557
4.05%, 09/15/25(a)	595	638,238
5.20%, 09/15/45(a)	750	842,378
Celgene Corp.:
2.88%, 08/15/20	500	502,653
3.25%, 08/15/22	150	154,071
3.55%, 08/15/22	750	776,636
4.00%, 08/15/23	750	792,585
3.88%, 08/15/25	500	535,737
3.45%, 11/15/27	1,000	1,042,460
3.90%, 02/20/28	1,000	1,071,610
5.25%, 08/15/43	145	173,987
5.00%, 08/15/45(a)	750	890,086
4.35%, 11/15/47	500	551,941
4.55%, 02/20/48	1,000	1,146,009
Gilead Sciences, Inc.:
2.55%, 09/01/20	500	501,471
1.95%, 03/01/22	1,000	994,233
2.50%, 09/01/23(a)	500	503,758
3.70%, 04/01/24(a)	1,750	1,856,697
3.50%, 02/01/25(a)	170	178,381
3.65%, 03/01/26	1,325	1,398,862
2.95%, 03/01/27(a)	500	506,652
4.60%, 09/01/35(a)	1,350	1,519,529
5.65%, 12/01/41(a)	50	62,998
4.50%, 02/01/45(a)	1,150	1,254,973
4.75%, 03/01/46(a)	1,000	1,137,733
4.15%, 03/01/47(a)	1,750	1,829,833

		36,464,635

Building Materials — 0.0%
Martin Marietta Materials, Inc., 4.25%, 12/15/47	250	234,346

Building Products — 0.1%
Johnson Controls International PLC:
3.63%, 07/02/24(e)	75	78,039
4.63%, 07/02/44	750	773,340
5.13%, 09/14/45(a)	24	26,216
4.50%, 02/15/47	250	253,921
4.95%, 07/02/64(e)	179	175,823
Masco Corp., 4.38%, 04/01/26(a)	1,000	1,048,984
Owens Corning:
4.20%, 12/15/22(a)	1,150	1,196,850
4.20%, 12/01/24	250	259,757
4.40%, 01/30/48(a)	1,000	848,328

		4,661,258

Capital Markets — 0.9%
Ameriprise Financial, Inc.:
4.00%, 10/15/23	150	159,575
2.88%, 09/15/26(a)	500	502,341
Brookfield Asset Management, Inc., 4.00%, 01/15/25(a)	250	260,537
Brookfield Finance, Inc.:
3.90%, 01/25/28(a)	1,000	1,019,766
4.70%, 09/20/47	500	522,692
Charles Schwab Corp.:
4.45%, 07/22/20(a)	100	102,199

Security	Par (000)	Value

Capital Markets (continued)
3.00%, 03/10/25	$80	$81,920
3.85%, 05/21/25	1,000	1,067,576
3.20%, 01/25/28(a)	1,000	1,032,717
CME Group, Inc.(a):
3.00%, 03/15/25	250	258,865
3.75%, 06/15/28	1,000	1,089,700
5.30%, 09/15/43	100	128,008
Franklin Resources, Inc., 2.80%, 09/15/22	150	152,296
Goldman Sachs Group, Inc.:
2.75%, 09/15/20	1,000	1,004,170
2.60%, 12/27/20(a)	500	500,480
2.88%, 02/25/21	1,000	1,007,182
2.63%, 04/25/21(a)	500	501,700
5.25%, 07/27/21	500	528,477
2.35%, 11/15/21	1,500	1,498,504
5.75%, 01/24/22	2,350	2,539,842
3.00%, 04/26/22	3,000	3,028,687
2.88%, 10/31/22(c)	1,000	1,008,274
3.63%, 01/22/23	150	155,618
(3 mo. LIBOR US + 0.99%), 2.91%, 07/24/23(a)(d)	2,000	2,019,341
4.00%, 03/03/24(a)	3,425	3,634,198
3.85%, 07/08/24(a)	500	524,558
3.50%, 01/23/25(a)	750	775,921
3.75%, 05/22/25	2,250	2,353,443
3.27%, 09/29/25(a)(c)	1,000	1,023,396
4.25%, 10/21/25	1,050	1,113,396
3.75%, 02/25/26(a)	380	396,650
5.95%, 01/15/27(a)	250	293,005
3.85%, 01/26/27(a)	2,000	2,090,391
(3 mo. LIBOR US + 1.51%), 3.69%, 06/05/28(d)	500	516,383
3.81%, 04/23/29(a)(c)	1,000	1,045,165
4.22%, 05/01/29(c)	2,000	2,145,017
6.75%, 10/01/37	1,150	1,504,142
4.02%, 10/31/38(c)	2,000	2,065,655
4.41%, 04/23/39(a)(c)	2,400	2,596,344
4.80%, 07/08/44(a)	1,250	1,439,002
5.15%, 05/22/45(a)	1,500	1,716,837
4.75%, 10/21/45(a)	1,250	1,437,917
Invesco Finance PLC, 4.00%, 01/30/24(a)	250	265,080
Jefferies Group LLC, 5.13%, 01/20/23	650	696,193
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
4.85%, 01/15/27	1,000	1,031,793
4.15%, 01/23/30(a)	1,000	958,599
Landwirtschaftliche Rentenbank, Series 36, 2.00%, 12/06/21	2,000	2,007,123
Legg Mason, Inc., 5.63%, 01/15/44	125	136,195
Morgan Stanley:
5.75%, 01/25/21(a)	750	787,746
2.50%, 04/21/21	500	500,937
5.50%, 07/28/21(a)	1,600	1,699,941
2.63%, 11/17/21(a)	750	754,538
2.75%, 05/19/22(a)	2,000	2,020,982
4.88%, 11/01/22	500	535,084
3.13%, 01/23/23	2,500	2,556,417
3.75%, 02/25/23(a)	500	522,309
4.10%, 05/22/23	250	263,166
3.74%, 04/24/24(a)(c)	4,000	4,170,096
3.70%, 10/23/24	500	527,514
4.00%, 07/23/25(a)	505	540,908
5.00%, 11/24/25	1,250	1,383,845
3.88%, 01/27/26(a)	500	531,506
3.13%, 07/27/26	500	509,508
4.35%, 09/08/26(a)	500	536,163

22	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets (continued)
3.63%, 01/20/27(a)	$2,000	$2,099,073
3.95%, 04/23/27	250	261,493
(3 mo. LIBOR US + 1.34%), 3.59%, 07/22/28(d)	2,250	2,342,813
3.77%, 01/24/29(a)(c)	3,000	3,147,423
7.25%, 04/01/32(a)	50	70,442
(3 mo. LIBOR US + 1.46%), 3.97%, 07/22/38(a)(d)	1,000	1,047,660
4.46%, 04/22/39(a)(c)	3,000	3,304,784
6.38%, 07/24/42(a)	50	69,795
4.30%, 01/27/45	500	549,153
4.38%, 01/22/47	1,000	1,113,099
Series F, 3.88%, 04/29/24(a)	250	264,964
Nasdaq, Inc., 4.25%, 06/01/24	250	267,759
Raymond James Financial, Inc., 4.95%, 07/15/46(a)	500	564,044
State Street Corp.:
2.55%, 08/18/20(a)	2,000	2,008,888
3.10%, 05/15/23	250	256,683
3.30%, 12/16/24(a)	405	423,974
2.65%, 05/19/26	1,000	1,001,680
TD Ameritrade Holding Corp.:
2.95%, 04/01/22	250	254,520
3.63%, 04/01/25	1,000	1,051,244

		89,877,021

Chemicals — 0.4%
Albemarle Corp., 4.15%, 12/01/24	250	264,199
Cabot Corp., 4.00%, 07/01/29	1,500	1,519,641
Dow Chemical Co.:
4.13%, 11/15/21	2,050	2,121,636
3.00%, 11/15/22	250	253,444
3.50%, 10/01/24(a)	1,000	1,039,318
4.25%, 10/01/34(a)	1,600	1,662,263
9.40%, 05/15/39(a)	250	396,899
5.25%, 11/15/41	100	109,530
4.38%, 11/15/42(a)	250	252,856
5.55%, 11/30/48(a)(f)	1,000	1,190,122
DuPont de Nemours, Inc.(a):
4.21%, 11/15/23	2,000	2,140,866
4.73%, 11/15/28	1,000	1,132,375
5.32%, 11/15/38	750	880,630
5.42%, 11/15/48	1,000	1,215,115
Eastman Chemical Co.:
2.70%, 01/15/20	156	155,949
3.60%, 08/15/22(a)	200	205,313
3.80%, 03/15/25	1,050	1,098,205
4.50%, 12/01/28	1,000	1,082,892
4.80%, 09/01/42(a)	250	264,197
International Flavors & Fragrances, Inc.:
4.45%, 09/26/28(a)	500	546,400
5.00%, 09/26/48	500	555,383
LYB International Finance BV:
4.00%, 07/15/23(a)	450	473,617
5.25%, 07/15/43	75	83,450
4.88%, 03/15/44(a)	350	373,201
LYB International Finance II BV, 3.50%, 03/02/27(a)	1,000	1,017,866
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	600	606,620
Methanex Corp., 4.25%, 12/01/24	250	254,754
Mosaic Co.:
3.75%, 11/15/21	50	51,209
4.25%, 11/15/23(a)	1,000	1,060,651
4.05%, 11/15/27	1,000	1,033,558
5.45%, 11/15/33	250	283,110
Nutrien, Ltd.:
3.15%, 10/01/22	1,050	1,067,530
3.50%, 06/01/23	250	256,590

Security	Par (000)	Value

Chemicals (continued)
3.63%, 03/15/24(a)	$250	$259,343
3.38%, 03/15/25	1,395	1,429,975
3.00%, 04/01/25(a)	250	251,568
4.00%, 12/15/26	250	260,810
4.90%, 06/01/43	500	544,243
5.00%, 04/01/49(a)	750	849,498
Praxair, Inc.:
2.70%, 02/21/23	1,000	1,013,641
2.65%, 02/05/25(a)	165	168,016
3.20%, 01/30/26	250	261,075
Rohm & Haas Co., 7.85%, 07/15/29	250	332,981
RPM International, Inc., 5.25%, 06/01/45(a)	250	261,634
SASOL Financing USA LLC(a):
5.88%, 03/27/24	500	539,531
6.50%, 09/27/28	750	840,703
Sherwin-Williams Co.:
3.95%, 01/15/26	500	524,433
3.45%, 06/01/27	1,000	1,029,179
4.50%, 06/01/47(a)	1,500	1,599,893
Westlake Chemical Corp.(a):
3.60%, 08/15/26	500	507,873
5.00%, 08/15/46	750	777,597

		36,101,382

Commercial Services & Supplies — 0.1%
American University, Series 2019, 3.67%, 04/01/49	135	139,626
Boston University, Series CC, 4.06%, 10/01/48	35	39,338
Ecolab, Inc.:
4.35%, 12/08/21	122	128,120
3.25%, 01/14/23(a)	250	256,857
3.25%, 12/01/27(a)	1,000	1,041,065
3.70%, 11/01/46	250	250,981
George Washington University:
4.87%, 09/15/45	100	123,689
Series 2014, 4.30%, 09/15/44	250	283,994
Series 2018, 4.13%, 09/15/48	164	184,168
Georgetown University:
Series A, 5.22%, 10/01/18	62	77,613
Series B, 4.32%, 04/01/49	40	46,368
Massachusetts Institute of Technology, 4.68%, 07/01/14	300	379,431
Northwestern University:
3.87%, 12/01/48	100	108,201
Series 2017, 3.66%, 12/01/57	58	63,052
President and Fellows of Harvard College:
3.15%, 07/15/46	75	73,443
3.30%, 07/15/56	200	197,532
Republic Services, Inc.:
5.25%, 11/15/21	50	53,277
3.55%, 06/01/22	250	257,755
4.75%, 05/15/23	250	269,859
3.20%, 03/15/25	250	258,319
2.90%, 07/01/26(a)	85	85,453
3.95%, 05/15/28	1,750	1,887,814
The Board of Trustees of The Leland Stanford Junior University, 3.65%, 05/01/48	250	271,564
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48(a)	110	112,987
University of Southern California, 3.03%, 10/01/39	200	195,654
Waste Management, Inc.:
4.60%, 03/01/21	100	103,315
2.90%, 09/15/22(a)	200	205,191
2.40%, 05/15/23(a)	500	501,695
3.15%, 11/15/27	1,000	1,032,589

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) June 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services & Supplies (continued)
3.45%, 06/15/29	$1,000	$1,054,072
3.90%, 03/01/35(a)	315	336,662
4.15%, 07/15/49	500	546,123
William Marsh Rice University, 3.77%, 05/15/55	300	327,576

		10,893,383

Communications Equipment — 0.1%
Cisco Systems, Inc.:
2.20%, 02/28/21	1,000	1,000,573
2.90%, 03/04/21	125	126,533
1.85%, 09/20/21(a)	4,000	3,976,513
2.60%, 02/28/23	500	507,524
2.95%, 02/28/26(a)	500	515,466
5.90%, 02/15/39	500	683,228
5.50%, 01/15/40(a)	850	1,120,787
Juniper Networks, Inc.:
4.35%, 06/15/25	250	264,877
5.95%, 03/15/41(a)	500	545,004
Motorola Solutions, Inc.:
3.75%, 05/15/22	85	87,346
3.50%, 03/01/23	250	254,780
4.60%, 02/23/28	500	524,583
4.60%, 05/23/29	500	522,975

		10,130,189

Construction & Engineering — 0.0%
ABB Finance USA, Inc.:
2.88%, 05/08/22	100	101,692
3.80%, 04/03/28	1,000	1,078,242
Fluor Corp., 3.50%, 12/15/24(a)	1,250	1,281,536

		2,461,470

Construction Materials — 0.0%
Vulcan Materials Co., 3.90%, 04/01/27(a)	1,000	1,026,142
WW Grainger, Inc., 4.60%, 06/15/45(a)	1,250	1,392,239

		2,418,381

Consumer Discretionary — 0.0%
Royal Caribbean Cruises Ltd., 3.70%, 03/15/28(a)	225	226,659

Consumer Finance — 0.5%
American Express Co.:
3.38%, 05/17/21	3,000	3,056,653
2.65%, 12/02/22(a)	1,000	1,010,963
3.70%, 08/03/23(a)	2,000	2,099,422
3.40%, 02/22/24	3,000	3,129,819
3.00%, 10/30/24(a)	1,000	1,025,070
3.63%, 12/05/24	300	315,003
4.05%, 12/03/42(a)	67	73,324
Automatic Data Processing, Inc., 2.25%, 09/15/20(a)	500	500,317
Block Financial LLC, 4.13%, 10/01/20(a)	500	508,452
Capital One Bank USA NA, 3.38%, 02/15/23(a)	350	357,017
Capital One Financial Corp.:
4.75%, 07/15/21	1,000	1,045,345
3.20%, 01/30/23(a)	4,000	4,100,967
3.50%, 06/15/23(a)	110	114,208
3.75%, 04/24/24(a)	250	262,350
3.20%, 02/05/25(a)	250	254,785
4.20%, 10/29/25	340	357,071
3.75%, 07/28/26(a)	230	234,061
3.75%, 03/09/27(a)	500	516,151
3.80%, 01/31/28	2,000	2,067,005
Capital One NA, 2.25%, 09/13/21(a)	1,000	996,632
Caterpillar Financial Services Corp.:
1.85%, 09/04/20	500	498,239
3.35%, 12/07/20	1,000	1,015,350

Security	Par (000)	Value

Consumer Finance (continued)
1.70%, 08/09/21(a)	$1,000	$989,475
2.95%, 02/26/22(a)	1,000	1,021,118
2.63%, 03/01/23(a)	2,000	2,028,865
3.45%, 05/15/23	400	418,005
3.65%, 12/07/23(a)	1,000	1,055,144
3.30%, 06/09/24	250	260,736
Discover Financial Services:
3.95%, 11/06/24	350	368,194
3.75%, 03/04/25(a)	75	77,552
Equifax, Inc., 3.25%, 06/01/26	250	243,181
Mastercard, Inc.:
3.38%, 04/01/24	250	263,971
3.50%, 02/26/28(a)	1,000	1,077,326
2.95%, 06/01/29	1,500	1,547,230
Synchrony Financial:
3.75%, 08/15/21	1,500	1,528,574
4.50%, 07/23/25(a)	190	199,468
3.95%, 12/01/27(a)	1,000	998,847
Total System Services, Inc., 4.80%, 04/01/26(a)	500	548,380
Visa, Inc.:
2.20%, 12/14/20(a)	500	500,785
2.15%, 09/15/22(a)	2,000	2,008,374
2.80%, 12/14/22(a)	750	767,973
3.15%, 12/14/25(a)	1,945	2,040,456
2.75%, 09/15/27(a)	2,150	2,192,734
4.15%, 12/14/35	500	574,611
4.30%, 12/14/45(a)	750	888,394
3.65%, 09/15/47	195	209,636

		45,347,233

Containers & Packaging — 0.0%
Packaging Corp. of America, 4.50%, 11/01/23	250	267,686
WRKCo, Inc.:
4.65%, 03/15/26(a)	1,170	1,272,642
4.00%, 03/15/28	1,000	1,038,367

		2,578,695

Diversified Financial Services — 2.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a):
3.95%, 02/01/22	1,250	1,286,061
3.30%, 01/23/23	500	504,436
4.45%, 04/03/26	4,000	4,221,351
3.65%, 07/21/27	1,000	994,706
3.88%, 01/23/28	500	501,942
Air Lease Corp.:
3.88%, 04/01/21	175	178,793
4.25%, 09/15/24	250	264,365
3.25%, 03/01/25(a)	2,000	2,012,391
Aircastle, Ltd.:
5.00%, 04/01/23	100	105,799
4.13%, 05/01/24(a)	1,000	1,024,207
4.25%, 06/15/26(a)	1,000	1,011,548
American Express Credit Corp.:
2.25%, 05/05/21(a)	1,000	1,000,296
2.70%, 03/03/22	1,000	1,010,682
3.30%, 05/03/27(a)	500	524,695
Series F, 2.60%, 09/14/20	145	145,543
Banco Santander SA:
3.50%, 04/11/22(a)	1,600	1,641,355
3.13%, 02/23/23(a)	1,000	1,014,375
2.71%, 06/27/24	1,000	1,001,900
5.18%, 11/19/25	200	217,523
4.38%, 04/12/28(a)	1,000	1,064,214
3.31%, 06/27/29	600	604,218

24	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Bank of America Corp.:
2.63%, 10/19/20	$750	$752,951
2.63%, 04/19/21(a)	1,500	1,509,349
(3 mo. LIBOR US + 0.66%), 2.37%, 07/21/21(d)	500	499,455
2.33%, 10/01/21(a)(c)	2,000	1,997,580
2.50%, 10/21/22(a)	1,000	1,002,516
3.30%, 01/11/23(a)	1,000	1,030,777
(3 mo. LIBOR US + 1.02%), 2.88%, 04/24/23(a)(d)	1,000	1,010,447
(3 mo. LIBOR US + 0.93%), 2.82%, 07/21/23(a)(d)	500	504,998
4.10%, 07/24/23(a)	4,000	4,268,650
3.00%, 12/20/23(a)(c)	5,144	5,238,369
3.55%, 03/05/24(c)	1,000	1,036,679
4.00%, 04/01/24(a)	500	532,807
3.86%, 07/23/24(a)(c)	1,500	1,575,497
4.20%, 08/26/24(a)	750	797,251
4.00%, 01/22/25(a)	750	788,855
3.88%, 08/01/25(a)	2,250	2,408,112
3.09%, 10/01/25(a)(c)	1,000	1,024,674
3.37%, 01/23/26(a)(c)	2,000	2,063,782
4.45%, 03/03/26(a)	1,340	1,445,382
3.50%, 04/19/26(a)	645	675,432
4.25%, 10/22/26	1,290	1,378,168
3.25%, 10/21/27(a)	1,375	1,408,815
(3 mo. LIBOR US + 1.58%), 3.82%, 01/20/28(a)(d)	3,000	3,175,645
(3 mo. LIBOR US + 1.51%), 3.71%, 04/24/28(a)(d)	1,000	1,050,702
(3 mo. LIBOR US + 1.37%), 3.59%, 07/21/28(d)	500	521,325
3.42%, 12/20/28(a)(c)	3,044	3,132,264
3.97%, 03/05/29(c)	1,000	1,068,810
4.27%, 07/23/29(a)(c)	1,450	1,583,684
3.97%, 02/07/30(c)	2,650	2,840,540
6.11%, 01/29/37(a)	350	446,374
(3 mo. LIBOR US + 1.81%), 4.24%, 04/24/38(a)(d)	1,500	1,633,264
7.75%, 05/14/38(a)	200	295,173
5.88%, 02/07/42(a)	1,100	1,461,619
5.00%, 01/21/44(a)	250	304,726
(3 mo. LIBOR US + 1.99%), 4.44%, 01/20/48(a)(d)	1,150	1,306,107
4.33%, 03/15/50(c)	2,000	2,229,693
Series L, 3.95%, 04/21/25(a)	655	686,815
Series L, 4.18%, 11/25/27(a)	1,000	1,059,382
Citigroup, Inc.:
2.70%, 03/30/21(a)	4,750	4,774,434
2.35%, 08/02/21(a)	4,000	3,997,429
2.90%, 12/08/21	750	757,778
2.75%, 04/25/22	1,500	1,513,751
4.05%, 07/30/22(a)	250	260,860
2.70%, 10/27/22(a)	500	504,225
3.14%, 01/24/23(a)(c)	500	508,547
3.50%, 05/15/23(a)	500	515,923
(3 mo. LIBOR US + 0.95%), 2.88%, 07/24/23(a)(d)	500	506,448
3.88%, 03/26/25	500	521,792
3.35%, 04/24/25(a)(c)	4,000	4,131,918
3.30%, 04/27/25(a)	155	160,362
4.40%, 06/10/25(a)	500	533,623
3.70%, 01/12/26	1,000	1,052,700
4.60%, 03/09/26(a)	250	270,490
3.40%, 05/01/26(a)	500	517,526
3.20%, 10/21/26(a)	500	509,922
4.30%, 11/20/26(a)	150	159,298
4.45%, 09/29/27(a)	3,000	3,232,214
(3 mo. LIBOR US + 1.56%), 3.89%, 01/10/28(a)(d)	1,000	1,057,967
(3 mo. LIBOR US + 1.39%), 3.67%, 07/24/28(a)(d)	500	521,806
4.13%, 07/25/28	750	794,344
3.52%, 10/27/28(c)	3,000	3,094,092
6.63%, 06/15/32(a)	100	129,215

Security	Par (000)	Value

Diversified Financial Services (continued)
6.13%, 08/25/36(a)	$184	$225,019
8.13%, 07/15/39(a)	575	919,779
5.88%, 01/30/42(a)	3,000	3,961,019
6.68%, 09/13/43	250	346,904
5.30%, 05/06/44(a)	500	594,962
4.65%, 07/30/45	250	287,961
4.75%, 05/18/46(a)	500	565,532
(3 mo. LIBOR US + 1.84%), 4.28%, 04/24/48(a)(d)	1,000	1,119,405
4.65%, 07/23/48	1,000	1,163,513
Credit Suisse Group Funding Guernsey Ltd.:
3.13%, 12/10/20	250	251,934
3.45%, 04/16/21(a)	2,000	2,031,302
3.80%, 09/15/22	500	518,351
3.80%, 06/09/23(a)	1,000	1,037,072
3.75%, 03/26/25(a)	500	522,195
4.55%, 04/17/26(a)	250	271,936
4.88%, 05/15/45(a)	1,500	1,750,750
Deutsche Bank AG:
3.13%, 01/13/21	200	198,796
4.10%, 01/13/26(a)	350	349,988
Deutsche Bank AG, London, 3.70%, 05/30/24	215	211,525
Deutsche Bank AG, New York:
2.95%, 08/20/20(a)	1,000	992,795
3.13%, 01/13/21	300	296,784
3.15%, 01/22/21(a)	500	496,229
4.25%, 10/14/21	2,000	2,027,553
3.95%, 02/27/23(a)	2,000	2,006,730
E*TRADE Financial Corp., 4.50%, 06/20/28(a)	1,000	1,051,525
Ford Motor Credit Co. LLC:
2.34%, 11/02/20(a)	1,000	992,991
3.20%, 01/15/21(a)	500	501,546
5.75%, 02/01/21(a)	250	260,245
3.34%, 03/18/21	500	502,567
3.81%, 10/12/21(a)	2,000	2,030,083
4.14%, 02/15/23	1,000	1,018,766
3.10%, 05/04/23(a)	500	492,684
4.38%, 08/06/23(a)	220	225,931
3.66%, 09/08/24(a)	1,000	988,801
4.69%, 06/09/25	500	513,443
4.13%, 08/04/25(a)	500	500,920
4.39%, 01/08/26	250	251,302
3.82%, 11/02/27(a)	2,250	2,151,107
GE Capital International Funding Co.:
2.34%, 11/15/20(a)	6,270	6,240,232
3.37%, 11/15/25(a)	1,227	1,242,095
4.42%, 11/15/35	4,685	4,637,010
General Motors Financial Co., Inc.:
3.20%, 07/13/20(a)	1,000	1,003,538
3.70%, 11/24/20	250	253,231
4.20%, 03/01/21	750	766,645
3.45%, 04/10/22	400	405,668
3.25%, 01/05/23	3,000	3,010,890
3.95%, 04/13/24(a)	1,000	1,021,661
4.00%, 01/15/25	250	253,757
4.30%, 07/13/25(a)	1,000	1,030,747
5.25%, 03/01/26	405	434,432
Intercontinental Exchange, Inc.:
2.35%, 09/15/22	2,000	2,002,126
3.75%, 12/01/25	1,115	1,190,940
3.75%, 09/21/28(a)	1,135	1,223,486
4.25%, 09/21/48	500	557,752
Jefferies Financial Group, Inc., 5.50%, 10/18/23(a)	150	161,832
John Deere Capital Corp.:
2.35%, 01/08/21	4,000	4,011,941

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) June 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
2.80%, 03/04/21(a)	$250	$252,219
3.90%, 07/12/21	50	51,719
2.65%, 01/06/22	140	141,503
2.75%, 03/15/22	500	509,627
2.80%, 03/06/23	500	510,763
3.45%, 01/10/24	1,000	1,050,359
3.05%, 01/06/28	300	310,191
JPMorgan Chase & Co.:
4.25%, 10/15/20	2,500	2,561,716
2.55%, 10/29/20(a)	500	501,226
2.55%, 03/01/21(a)	1,000	1,003,491
2.30%, 08/15/21(a)	2,000	1,997,065
4.35%, 08/15/21	500	520,084
4.50%, 01/24/22	1,300	1,369,854
3.51%, 06/18/22(a)(c)	2,000	2,043,931
3.25%, 09/23/22(a)	200	205,466
3.20%, 01/25/23(a)	3,150	3,232,380
3.21%, 04/01/23(a)(c)	2,000	2,041,176
(3 mo. LIBOR US + 0.94%), 2.78%, 04/25/23(a)(d)	1,500	1,514,652
3.38%, 05/01/23	250	257,041
2.70%, 05/18/23(a)	500	505,126
3.63%, 05/13/24(a)	1,000	1,053,406
3.80%, 07/23/24(a)(c)	4,500	4,719,403
3.88%, 09/10/24(a)	1,300	1,366,734
3.13%, 01/23/25(a)	250	257,081
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(a)(d)	2,000	2,056,595
3.90%, 07/15/25	250	266,961
3.30%, 04/01/26(a)	500	516,717
3.20%, 06/15/26(a)	1,000	1,029,134
4.13%, 12/15/26(a)	250	267,390
4.25%, 10/01/27	500	541,528
3.63%, 12/01/27(a)	1,000	1,030,498
(3 mo. LIBOR US + 1.34%), 3.78%, 02/01/28(a)(d)	2,000	2,120,221
(3 mo. LIBOR US + 1.38%), 3.54%, 05/01/28(a)(d)	750	780,675
3.51%, 01/23/29(c)	1,000	1,039,636
4.01%, 04/23/29(a)(c)	4,000	4,314,903
4.20%, 07/23/29(a)(c)	175	191,338
6.40%, 05/15/38	1,100	1,517,791
(3 mo. LIBOR US + 1.36%), 3.88%, 07/24/38(a)(d)	1,000	1,048,225
5.50%, 10/15/40	125	158,974
5.60%, 07/15/41(a)	550	714,228
5.40%, 01/06/42	400	509,112
5.63%, 08/16/43	500	635,205
4.85%, 02/01/44(a)	100	119,078
4.95%, 06/01/45(a)	2,250	2,671,677
(3 mo. LIBOR US + 1.58%), 4.26%, 02/22/48(a)(d)	500	551,042
(3 mo. LIBOR US + 1.46%), 4.03%, 07/24/48(d)	500	536,132
3.96%, 11/15/48(a)(c)	1,500	1,591,486
3.90%, 01/23/49(c)	1,000	1,048,295
Lloyds Banking Group PLC:
3.10%, 07/06/21(a)	500	506,206
3.00%, 01/11/22	2,000	2,021,162
4.05%, 08/16/23(a)	500	521,924
4.58%, 12/10/25	250	260,867
4.65%, 03/24/26(a)	250	261,022
4.55%, 08/16/28(a)	3,000	3,231,832
3.57%, 11/07/28(a)(c)	500	500,514
5.30%, 12/01/45(a)	250	281,093
4.34%, 01/09/48(a)	1,000	974,645
Series ., 2.91%, 11/07/23(c)	1,000	1,001,661
Mitsubishi UFJ Financial Group, Inc.:
2.95%, 03/01/21	2,000	2,019,263
3.00%, 02/22/22	1,500	1,523,512
3.46%, 03/02/23(a)	3,000	3,084,291

Security	Par (000)	Value

Diversified Financial Services (continued)
3.76%, 07/26/23(a)	$1,500	$1,568,506
3.85%, 03/01/26	500	530,619
2.76%, 09/13/26(a)	250	249,677
3.29%, 07/25/27(a)	1,000	1,032,994
3.96%, 03/02/28(a)	1,000	1,084,777
3.74%, 03/07/29(a)	2,000	2,149,920
4.29%, 07/26/38(a)	250	277,695
Mizuho Financial Group, Inc.:
2.95%, 02/28/22	250	252,871
3.55%, 03/05/23(a)	2,000	2,069,192
3.92%, 09/11/24(c)	2,000	2,094,276
3.17%, 09/11/27(a)	1,000	1,024,297
Moody’s Corp.:
4.50%, 09/01/22	550	581,791
3.25%, 01/15/28	750	760,477
4.25%, 02/01/29(a)	1,000	1,096,133
MUFG Americas Holdings Corp., 3.00%, 02/10/25	200	202,573
National Rural Utilities Cooperative Finance Corp.:
2.90%, 03/15/21	400	404,736
2.30%, 09/15/22	1,000	1,002,325
3.40%, 11/15/23(a)	350	365,154
2.85%, 01/27/25	250	255,500
3.40%, 02/07/28	2,000	2,090,389
Royal Bank of Scotland Group PLC:
6.13%, 12/15/22	1,000	1,078,880
3.88%, 09/12/23	1,000	1,026,050
6.00%, 12/19/23	2,000	2,178,099
4.52%, 06/25/24(c)	2,000	2,083,070
4.80%, 04/05/26(a)	500	534,838
4.89%, 05/18/29(c)	750	800,888
5.08%, 01/27/30(c)	1,000	1,084,936
S&P Global, Inc.:
4.40%, 02/15/26	750	826,446
4.50%, 05/15/48(a)	250	286,059
Sumitomo Mitsui Financial Group, Inc.:
2.93%, 03/09/21	1,500	1,513,677
2.44%, 10/19/21(a)	1,000	1,001,424
2.85%, 01/11/22(a)	1,000	1,011,024
3.10%, 01/17/23(a)	4,000	4,071,376
3.75%, 07/19/23(a)	500	525,007
3.78%, 03/09/26	500	532,146
2.63%, 07/14/26(a)	1,000	995,662
3.01%, 10/19/26(a)	250	253,063
3.36%, 07/12/27(a)	1,000	1,037,923
3.35%, 10/18/27(a)	500	518,977
3.54%, 01/17/28	2,000	2,106,048
Toyota Motor Credit Corp.:
1.90%, 04/08/21	900	896,049
2.95%, 04/13/21	500	506,881
2.60%, 01/11/22	250	252,616
3.30%, 01/12/22	2,000	2,056,454
2.63%, 01/10/23(a)	2,000	2,025,696
3.65%, 01/08/29	2,000	2,161,941

		289,061,839

Diversified Telecommunication Services — 1.0%
AT&T, Inc.:
2.80%, 02/17/21(a)	400	402,505
3.20%, 03/01/22	2,000	2,042,571
3.80%, 03/15/22(a)	250	259,359
2.63%, 12/01/22(a)	2,000	2,013,631
3.60%, 02/17/23(a)	500	518,970
3.80%, 03/01/24(a)	1,000	1,051,972
4.45%, 04/01/24(a)	500	538,025

26	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
3.95%, 01/15/25(a)	$500	$528,078
3.40%, 05/15/25(a)	2,500	2,570,013
3.60%, 07/15/25	250	259,308
3.88%, 01/15/26	1,000	1,045,626
4.13%, 02/17/26(a)	1,250	1,329,678
2.95%, 07/15/26(a)	1,500	1,489,517
3.80%, 02/15/27	500	520,337
4.25%, 03/01/27(a)	1,000	1,071,784
4.10%, 02/15/28	1,544	1,633,653
4.35%, 03/01/29(a)	2,000	2,154,162
4.30%, 02/15/30	1,000	1,070,316
4.50%, 05/15/35	810	847,913
5.25%, 03/01/37	1,000	1,122,302
4.90%, 08/15/37	750	808,377
4.85%, 03/01/39(a)	2,000	2,146,461
6.00%, 08/15/40(a)	250	297,128
5.35%, 09/01/40(a)	463	522,608
6.25%, 03/29/41(a)	150	183,370
5.55%, 08/15/41(a)	200	230,845
5.38%, 10/15/41	1,500	1,665,939
5.15%, 03/15/42	150	163,956
4.90%, 06/15/42	350	370,311
4.30%, 12/15/42(a)	651	643,750
5.35%, 12/15/43	250	274,481
4.65%, 06/01/44	250	257,978
4.80%, 06/15/44	750	791,639
4.35%, 06/15/45	2,759	2,758,105
4.85%, 07/15/45	500	534,361
4.75%, 05/15/46(a)	1,000	1,056,014
5.15%, 11/15/46	952	1,052,671
5.65%, 02/15/47(a)	250	293,329
5.45%, 03/01/47(a)	750	861,615
4.50%, 03/09/48(a)	2,250	2,300,431
4.55%, 03/09/49	3,000	3,062,103
5.15%, 02/15/50(a)	500	552,054
5.70%, 03/01/57	500	588,643
British Telecommunications PLC:
5.13%, 12/04/28(a)	1,000	1,118,828
9.63%, 12/15/30	900	1,357,398
Deutsche Telekom International Finance BV, 8.75%, 06/15/30(a)	1,150	1,655,971
Orange SA(a):
9.00%, 03/01/31	250	381,210
5.38%, 01/13/42	2,575	3,114,139
Telefonica Emisiones SAU:
5.46%, 02/16/21	1,050	1,100,241
4.57%, 04/27/23(a)	1,200	1,297,662
4.10%, 03/08/27(a)	1,000	1,062,317
7.05%, 06/20/36	75	98,190
4.67%, 03/06/38	1,000	1,039,324
5.21%, 03/08/47	1,750	1,929,322
4.90%, 03/06/48(a)	500	528,031
Telefonica Europe BV, 8.25%, 09/15/30(a)	300	420,854
Verizon Communications, Inc.:
4.15%, 03/15/24(a)	2,000	2,152,980
3.50%, 11/01/24(a)	500	525,414
3.38%, 02/15/25(a)	3,992	4,166,784
2.63%, 08/15/26(a)	900	894,159
4.13%, 03/16/27(a)	750	815,689
4.33%, 09/21/28(a)	3,164	3,506,333
3.88%, 02/08/29(a)	3,000	3,217,869
4.02%, 12/03/29(f)	1,000	1,082,741
4.50%, 08/10/33	1,750	1,971,492
4.40%, 11/01/34(a)	2,500	2,771,553

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
4.27%, 01/15/36(a)	$1,250	$1,353,878
5.25%, 03/16/37	1,250	1,495,165
4.81%, 03/15/39(a)	596	685,181
3.85%, 11/01/42	250	255,456
6.55%, 09/15/43	750	1,036,161
4.86%, 08/21/46	1,000	1,164,290
5.50%, 03/16/47(a)	250	313,891
4.52%, 09/15/48	3,250	3,641,372
5.01%, 04/15/49	1,981	2,359,351
4.67%, 03/15/55	781	885,633

		93,284,768

Electric Utilities — 1.5%
AEP Texas, Inc.:
2.40%, 10/01/22	2,000	2,006,696
3.95%, 06/01/28	500	534,417
AEP Transmission Co. LLC:
3.10%, 12/01/26(a)	500	508,039
3.80%, 06/15/49	1,000	1,032,203
Alabama Power Co.:
3.75%, 03/01/45	250	256,848
4.30%, 01/02/46(a)	250	278,737
Series B, 3.70%, 12/01/47	2,500	2,530,259
Ameren Illinois Co.:
2.70%, 09/01/22	100	101,462
4.30%, 07/01/44(a)	250	274,653
American Electric Power Co., Inc., Series F, 2.95%, 12/15/22(a)	500	507,676
Appalachian Power Co., 4.40%, 05/15/44	250	271,926
Arizona Public Service Co.:
3.15%, 05/15/25(a)	250	259,184
5.05%, 09/01/41	250	295,287
4.20%, 08/15/48(a)	250	268,613
Baltimore Gas & Electric Co., 2.40%, 08/15/26	1,000	979,375
Berkshire Hathaway Energy Co.:
2.38%, 01/15/21	2,000	2,005,476
3.75%, 11/15/23	500	527,740
3.50%, 02/01/25	110	115,797
3.25%, 04/15/28	1,000	1,033,035
6.13%, 04/01/36(a)	250	334,520
5.15%, 11/15/43(a)	250	306,366
4.50%, 02/01/45	400	450,674
4.45%, 01/15/49(a)	2,000	2,257,311
Black Hills Corp.:
3.95%, 01/15/26	200	208,590
4.35%, 05/01/33	400	441,008
CenterPoint Energy Houston Electric LLC:
1.85%, 06/01/21(a)	500	495,423
3.55%, 08/01/42	100	100,244
3.95%, 03/01/48(a)	250	266,959
Cleco Corporate Holdings LLC, 3.74%, 05/01/26	500	504,889
CMS Energy Corp.:
3.45%, 08/15/27(a)	1,000	1,027,773
4.70%, 03/31/43	200	220,193
Commonwealth Edison Co.:
3.10%, 11/01/24	250	258,004
2.55%, 06/15/26	250	248,658
3.70%, 08/15/28(a)	500	537,420
5.90%, 03/15/36	50	64,609
3.70%, 03/01/45	250	254,245
3.65%, 06/15/46	1,000	1,016,030
4.00%, 03/01/48	2,000	2,170,201
Series 122, 2.95%, 08/15/27	1,000	1,014,041
Connecticut Light & Power Co., 2.50%, 01/15/23(a)	150	151,238

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) June 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Consolidated Edison Co. of New York, Inc.:
3.30%, 12/01/24	$250	$258,629
3.80%, 05/15/28	1,000	1,080,676
3.95%, 03/01/43(a)	150	155,504
4.45%, 03/15/44(a)	250	275,372
4.50%, 05/15/58(a)	1,000	1,115,273
Series A, 4.20%, 03/15/42	400	430,651
Series A, 4.13%, 05/15/49	500	539,041
Series C, 4.30%, 12/01/56	500	538,075
Series C, 4.00%, 11/15/57	750	754,729
Series D, 4.00%, 12/01/28(a)	500	549,461
Series E, 4.65%, 12/01/48(a)	500	583,351
Consolidated Edison, Inc., 2.00%, 05/15/21(a)	750	746,316
Consumers Energy Co., 4.35%, 04/15/49(a)	1,500	1,737,585
Dominion Energy, Inc.:
2.58%, 07/01/20	1,000	998,563
3.07%, 08/15/24(e)	500	504,034
3.90%, 10/01/25	2,000	2,132,499
7.00%, 06/15/38(a)	250	338,087
Series C, 4.90%, 08/01/41	50	56,354
DTE Electric Co.:
3.65%, 03/15/24	1,000	1,056,161
3.70%, 03/15/45	645	667,209
3.70%, 06/01/46	250	259,153
3.75%, 08/15/47	200	209,285
Series A, 4.00%, 04/01/43	150	161,443
Series A, 4.05%, 05/15/48(a)	250	276,559
DTE Energy Co., Series C, 3.40%, 06/15/29	1,225	1,246,518
Duke Energy Carolinas LLC:
3.05%, 03/15/23(a)	200	205,536
6.05%, 04/15/38(a)	100	133,617
5.30%, 02/15/40	250	311,551
4.25%, 12/15/41(a)	2,000	2,198,052
3.70%, 12/01/47(a)	2,000	2,043,287
3.95%, 03/15/48	1,000	1,054,939
Duke Energy Corp.:
1.80%, 09/01/21	3,000	2,967,018
2.40%, 08/15/22	1,000	999,660
3.95%, 10/15/23(a)	250	263,836
3.75%, 04/15/24(a)	500	527,473
2.65%, 09/01/26	500	494,336
3.15%, 08/15/27(a)	500	507,178
4.80%, 12/15/45	250	282,397
3.75%, 09/01/46(a)	500	487,479
3.95%, 08/15/47(a)	500	505,548
Duke Energy Florida LLC, 3.40%, 10/01/46	250	244,086
Duke Energy Indiana LLC:
3.75%, 07/15/20	1,200	1,217,195
4.20%, 03/15/42(a)	400	425,904
4.90%, 07/15/43(a)	250	295,265
3.75%, 05/15/46	500	506,142
Duke Energy Ohio, Inc., 3.70%, 06/15/46	250	255,675
Duke Energy Progress LLC:
3.38%, 09/01/23(a)	250	260,648
3.70%, 09/01/28	365	390,743
4.10%, 05/15/42	150	160,811
4.10%, 03/15/43	250	267,926
4.38%, 03/30/44	100	111,652
4.20%, 08/15/45(a)	250	275,097
3.70%, 10/15/46(a)	500	507,953
Edison International, 5.75%, 06/15/27	50	53,704
Emera US Finance LP:
2.70%, 06/15/21(a)	1,000	1,003,418
3.55%, 06/15/26	75	76,634

Security	Par (000)	Value

Electric Utilities (continued)
4.75%, 06/15/46	$350	$379,128
Entergy Arkansas LLC, 3.50%, 04/01/26(a)	65	67,822
Entergy Corp., 4.00%, 07/15/22(a)	200	208,065
Entergy Louisiana LLC:
4.05%, 09/01/23	250	265,984
5.40%, 11/01/24(a)	3,000	3,455,433
4.00%, 03/15/33	250	275,825
4.20%, 09/01/48	250	276,524
4.20%, 04/01/50	1,000	1,110,030
Entergy Mississippi LLC, 2.85%, 06/01/28	500	500,369
Evergy, Inc., 5.29%, 06/15/22(a)(e)	150	160,239
Eversource Energy:
2.50%, 03/15/21	500	501,257
Series H, 3.15%, 01/15/25	125	127,632
Series M, 3.30%, 01/15/28	2,000	2,041,050
Exelon Corp.:
3.50%, 06/01/22(a)	500	512,241
3.95%, 06/15/25(a)	250	265,365
3.40%, 04/15/26(a)	750	770,057
5.10%, 06/15/45	250	287,889
4.45%, 04/15/46(a)	250	266,045
Exelon Generation Co. LLC:
4.25%, 06/15/22(a)	500	523,530
6.25%, 10/01/39(a)	150	177,379
5.75%, 10/01/41(a)	500	554,556
5.60%, 06/15/42	50	55,701
FirstEnergy Corp.:
Series B, 3.90%, 07/15/27(a)	2,000	2,100,509
Series C, 4.85%, 07/15/47	1,000	1,136,761
Florida Power & Light Co.:
2.75%, 06/01/23	250	254,695
3.13%, 12/01/25(a)	500	521,858
5.95%, 02/01/38	50	67,548
5.25%, 02/01/41	500	620,570
4.13%, 02/01/42(a)	500	553,582
4.05%, 10/01/44	750	821,972
3.70%, 12/01/47	1,000	1,042,406
4.13%, 06/01/48	500	561,127
Georgia Power Co.:
4.30%, 03/15/42(a)	700	741,927
Series C, 2.00%, 09/08/20	250	248,590
Indiana Michigan Power Co.:
6.05%, 03/15/37	175	224,627
4.25%, 08/15/48	250	275,127
Series K, 4.55%, 03/15/46	150	168,659
Interstate Power & Light Co.:
3.25%, 12/01/24(a)	250	258,233
3.70%, 09/15/46	500	483,124
Kansas City Power & Light Co., 3.65%, 08/15/25	150	158,497
Kentucky Utilities Co., 3.25%, 11/01/20	200	201,713
LG&E and KU Energy LLC, 3.75%, 11/15/20(a)	50	50,732
Louisville Gas & Electric Co., 4.65%, 11/15/43	250	283,283
MidAmerican Energy Co.:
4.80%, 09/15/43	250	293,347
4.40%, 10/15/44	1,000	1,138,544
4.25%, 07/15/49(a)	1,000	1,138,408
Mississippi Power Co., Series A, 4.25%, 03/15/42	500	503,673
Nevada Power Co., 5.45%, 05/15/41	50	59,840
NextEra Energy Capital Holdings, Inc.:
2.80%, 01/15/23(a)	1,000	1,007,003
3.63%, 06/15/23	1,250	1,299,367
3.55%, 05/01/27(a)	1,000	1,043,967
Northern States Power Co.:
2.60%, 05/15/23	500	504,462

28	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
3.40%, 08/15/42(a)	$200	$197,735
4.00%, 08/15/45	85	90,553
3.60%, 09/15/47(a)	150	152,995
NSTAR Electric Co., 2.70%, 06/01/26	250	244,573
Oglethorpe Power Corp.:
4.55%, 06/01/44	250	259,690
5.05%, 10/01/48(a)	1,000	1,156,809
Ohio Power Co., 4.15%, 04/01/48(a)	1,000	1,082,694
Oncor Electric Delivery Co. LLC:
7.00%, 09/01/22	100	114,401
3.70%, 11/15/28(a)	355	382,300
5.25%, 09/30/40	250	312,850
5.30%, 06/01/42	75	95,252
3.75%, 04/01/45	250	260,807
3.80%, 09/30/47	1,000	1,045,789
PacifiCorp:
2.95%, 02/01/22	100	101,720
2.95%, 06/01/23	300	307,122
4.10%, 02/01/42	250	268,263
PECO Energy Co.:
1.70%, 09/15/21	1,000	990,435
3.90%, 03/01/48	1,000	1,053,398
Pennsylvania Electric Co., 6.15%, 10/01/38	250	310,358
Potomac Electric Power Co.:
3.60%, 03/15/24	250	262,426
4.15%, 03/15/43(a)	250	269,888
PPL Capital Funding, Inc.:
3.50%, 12/01/22(a)	2,000	2,056,751
3.40%, 06/01/23	1,250	1,281,170
5.00%, 03/15/44(a)	1,000	1,111,560
4.00%, 09/15/47(a)	500	482,410
PPL Electric Utilities Corp., 4.75%, 07/15/43(a)	250	292,889
Progress Energy, Inc.:
4.40%, 01/15/21	100	102,594
7.75%, 03/01/31	50	70,109
Public Service Co. of Colorado:
3.70%, 06/15/28	2,000	2,157,113
3.60%, 09/15/42	250	250,610
3.95%, 03/15/43	200	203,911
4.30%, 03/15/44	75	83,733
3.80%, 06/15/47	1,000	1,038,835
Public Service Co. of New Hampshire, 3.60%, 07/01/49	1,000	1,020,745
Public Service Co. of Oklahoma, Series G, 6.63%, 11/15/37	250	330,939
Public Service Electric & Gas Co.:
3.50%, 08/15/20	50	50,760
2.38%, 05/15/23(a)	250	251,261
3.05%, 11/15/24(a)	250	257,243
3.20%, 05/15/29	500	517,392
3.95%, 05/01/42	50	53,874
3.65%, 09/01/42	50	51,318
3.80%, 03/01/46(a)	1,250	1,317,624
3.85%, 05/01/49	500	536,075
Series K, 4.05%, 05/01/45	150	159,943
Puget Energy, Inc.:
5.63%, 07/15/22	500	536,414
3.65%, 05/15/25	250	255,939
Puget Sound Energy, Inc.:
5.80%, 03/15/40(a)	500	644,887
4.22%, 06/15/48	1,000	1,117,571
Sierra Pacific Power Co., 2.60%, 05/01/26	1,250	1,239,332
South Carolina Electric & Gas Co.:
5.45%, 02/01/41	1,000	1,236,705

Security	Par (000)	Value

Electric Utilities (continued)
4.35%, 02/01/42	$484	$530,196
4.60%, 06/15/43	250	283,094
Southern California Edison Co.:
5.50%, 03/15/40	50	57,370
4.50%, 09/01/40	1,000	1,051,547
4.65%, 10/01/43(a)	350	374,661
4.00%, 04/01/47	500	497,942
Series A, 5.95%, 02/01/38	500	598,365
Series B, 2.40%, 02/01/22	250	248,451
Series C, 3.60%, 02/01/45	250	232,262
Series C, 4.13%, 03/01/48	1,000	1,008,197
Series D, 3.40%, 06/01/23	1,000	1,019,944
Series E, 3.70%, 08/01/25	2,000	2,068,011
Southern Co.:
2.35%, 07/01/21(a)	1,000	999,253
2.95%, 07/01/23(a)	500	507,488
3.25%, 07/01/26	500	507,794
4.40%, 07/01/46	250	263,895
Southern Power Co.:
5.25%, 07/15/43	500	554,210
Series E, 2.50%, 12/15/21	1,000	1,001,482
Southwestern Electric Power Co., Series L, 3.85%, 02/01/48	500	490,908
Southwestern Public Service Co., 3.75%, 06/15/49	1,000	1,009,737
Tampa Electric Co.:
4.10%, 06/15/42	250	258,650
4.45%, 06/15/49	250	278,807
Toledo Edison Co., 6.15%, 05/15/37(a)	100	128,117
Tucson Electric Power Co., 4.85%, 12/01/48	250	292,954
Union Electric Co.:
2.95%, 06/15/27	2,000	2,027,567
4.00%, 04/01/48	1,000	1,073,590
Virginia Electric & Power Co.:
2.95%, 01/15/22	400	405,606
4.00%, 01/15/43	250	264,127
4.45%, 02/15/44	150	169,435
4.60%, 12/01/48	455	524,070
Series A, 3.15%, 01/15/26(a)	555	573,208
Series A, 3.50%, 03/15/27	750	790,308
Series A, 6.00%, 05/15/37	250	320,968
Series B, 6.00%, 01/15/36	1,000	1,269,224
Series B, 3.80%, 09/15/47	1,500	1,540,162
Series D, 4.65%, 08/15/43(a)	500	575,377
WEC Energy Group, Inc., 3.55%, 06/15/25	350	367,540
Westar Energy, Inc.:
2.55%, 07/01/26	350	346,003
4.25%, 12/01/45	1,000	1,098,791
Wisconsin Electric Power Co., 4.30%, 10/15/48(a)	1,500	1,650,980
Wisconsin Power & Light Co., 3.00%, 07/01/29	1,000	1,013,997
Xcel Energy, Inc.:
3.30%, 06/01/25(a)	292	301,391
3.35%, 12/01/26(a)	500	515,372
4.00%, 06/15/28	1,000	1,076,463
4.80%, 09/15/41	250	271,567

		150,476,225

Electrical Equipment — 0.1%
Eaton Corp.:
2.75%, 11/02/22	2,250	2,279,676
3.10%, 09/15/27(a)	190	192,919
4.00%, 11/02/32(a)	200	221,297
4.15%, 11/02/42	250	264,366
Emerson Electric Co.:
2.63%, 12/01/21	750	758,741

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) June 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electrical Equipment (continued)
2.63%, 02/15/23	$350	$357,679
Rockwell Automation, Inc., 4.20%, 03/01/49	1,000	1,116,147
Roper Technologies, Inc.:
3.00%, 12/15/20	250	251,807
3.13%, 11/15/22	150	152,491
3.65%, 09/15/23	250	260,404
3.80%, 12/15/26(a)	250	261,061
Tyco Electronics Group SA:
3.50%, 02/03/22(a)	100	102,483
3.45%, 08/01/24	75	77,875

		6,296,946

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc., 4.00%, 04/01/25(a)	500	512,924
Avnet, Inc., 3.75%, 12/01/21(a)	1,000	1,018,745
Corning, Inc.:
3.70%, 11/15/23	250	260,686
4.75%, 03/15/42	50	54,951
5.35%, 11/15/48(a)	1,000	1,225,441
4.38%, 11/15/57(a)	750	729,349
Honeywell International, Inc.(a):
1.85%, 11/01/21	4,000	3,974,787
3.81%, 11/21/47	500	533,480
Jabil, Inc., 4.70%, 09/15/22	250	261,200

		8,571,563

Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC(a):
3.20%, 08/15/21	750	760,054
5.13%, 09/15/40	100	110,134
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/22(a)	500	505,382
3.34%, 12/15/27	450	453,060
4.08%, 12/15/47(a)	1,500	1,452,087
Halliburton Co.:
3.80%, 11/15/25(a)	4,550	4,770,817
4.85%, 11/15/35(a)	1,000	1,066,423
4.50%, 11/15/41	50	50,508
4.75%, 08/01/43	250	262,715
5.00%, 11/15/45(a)	675	736,452
National Oilwell Varco, Inc.(a):
2.60%, 12/01/22	1,000	998,671
3.95%, 12/01/42	150	129,957
TechnipFMC PLC, 3.45%, 10/01/22	100	102,056

		11,398,316

Equity Real Estate Investment Trusts (REITs) — 0.8%
Alexandria Real Estate Equities, Inc.:
3.90%, 06/15/23	2,000	2,097,808
4.30%, 01/15/26(a)	1,250	1,338,766
American Campus Communities Operating Partnership LP, 3.30%, 07/15/26	1,000	1,010,106
American Tower Corp.:
5.90%, 11/01/21	500	538,091
4.70%, 03/15/22	100	105,761
3.00%, 06/15/23	1,000	1,009,699
5.00%, 02/15/24	1,000	1,100,936
2.95%, 01/15/25	500	503,589
4.40%, 02/15/26(a)	30	32,418
3.38%, 10/15/26(a)	500	508,627
3.80%, 08/15/29	500	515,401
AvalonBay Communities, Inc.:
2.95%, 09/15/22(a)	100	102,005
3.45%, 06/01/25(a)	100	104,844

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
3.20%, 01/15/28	$2,000	$2,067,189
3.30%, 06/01/29(a)	255	265,343
3.90%, 10/15/46	250	262,520
Boston Properties LP:
4.13%, 05/15/21(a)	250	257,215
3.85%, 02/01/23	1,000	1,043,637
3.13%, 09/01/23(a)	250	256,409
3.20%, 01/15/25(a)	1,000	1,020,830
3.65%, 02/01/26	190	197,412
4.50%, 12/01/28(a)	2,000	2,220,459
Brixmor Operating Partnership LP:
3.65%, 06/15/24	750	766,244
4.13%, 06/15/26(a)	250	258,424
4.13%, 05/15/29	1,000	1,044,835
Crown Castle International Corp.:
3.40%, 02/15/21	750	760,245
2.25%, 09/01/21	1,000	995,540
3.70%, 06/15/26(a)	280	290,784
4.00%, 03/01/27(a)	1,000	1,049,565
3.80%, 02/15/28(a)	2,000	2,077,086
Digital Realty Trust LP:
4.75%, 10/01/25(a)	500	548,007
3.70%, 08/15/27	2,000	2,055,527
3.60%, 07/01/29	750	760,525
EPR Properties, 4.50%, 06/01/27(a)	1,000	1,043,209
ERP Operating LP:
4.75%, 07/15/20	100	101,716
4.63%, 12/15/21	2,000	2,103,911
3.25%, 08/01/27	500	518,082
3.50%, 03/01/28	1,000	1,053,909
3.00%, 07/01/29	735	744,307
4.50%, 07/01/44(a)	150	170,355
Essex Portfolio LP(a):
3.88%, 05/01/24	100	104,858
4.00%, 03/01/29	2,000	2,130,746
Federal Realty Investment Trust, 3.25%, 07/15/27	500	510,410
HCP, Inc.:
3.15%, 08/01/22	100	101,763
4.00%, 12/01/22	250	261,686
3.40%, 02/01/25(a)	500	511,184
4.00%, 06/01/25(a)	500	528,707
3.50%, 07/15/29(b)	500	502,207
Hospitality Properties Trust:
5.00%, 08/15/22(a)	200	209,740
4.95%, 02/15/27	1,000	1,006,974
Host Hotels & Resorts LP:
5.25%, 03/15/22	250	263,929
Series E, 4.00%, 06/15/25(a)	190	196,793
Hudson Pacific Properties LP, 4.65%, 04/01/29	1,000	1,073,898
Kilroy Realty LP, 4.75%, 12/15/28(a)	1,000	1,111,210
Kimco Realty Corp.:
3.20%, 05/01/21(a)	250	252,984
3.30%, 02/01/25	350	356,404
2.80%, 10/01/26	500	488,215
4.45%, 09/01/47(a)	350	366,132
Liberty Property LP, 4.40%, 02/15/24	250	267,203
Mid-America Apartments LP, 4.30%, 10/15/23	200	212,640
National Retail Properties, Inc.:
3.30%, 04/15/23	500	510,914
4.30%, 10/15/28	2,500	2,702,764
Omega Healthcare Investors, Inc.:
4.50%, 04/01/27(a)	250	261,421
4.75%, 01/15/28	500	529,483

30	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Realty Income Corp.:
4.65%, 08/01/23(a)	$250	$270,110
4.13%, 10/15/26	2,000	2,161,618
3.00%, 01/15/27	1,000	1,005,583
3.25%, 06/15/29	975	993,122
Simon Property Group LP:
4.13%, 12/01/21	100	103,992
2.35%, 01/30/22(a)	2,000	2,002,525
3.38%, 03/15/22(a)	100	102,710
2.63%, 06/15/22(a)	250	252,380
3.38%, 10/01/24	500	521,170
3.30%, 01/15/26	3,000	3,097,822
3.38%, 06/15/27	750	782,473
4.75%, 03/15/42(a)	100	116,819
4.25%, 10/01/44(a)	250	275,686
4.25%, 11/30/46(a)	500	554,173
SITE Centers Corp.:
4.63%, 07/15/22	32	33,337
4.25%, 02/01/26	250	259,986
Spirit Realty LP, 4.00%, 07/15/29	425	428,796
UDR, Inc.:
4.40%, 01/26/29	2,000	2,185,251
3.20%, 01/15/30(b)	250	248,919
Ventas Realty LP:
2.65%, 01/15/25(b)	650	647,354
4.13%, 01/15/26(a)	1,250	1,322,670
3.25%, 10/15/26	500	503,931
4.00%, 03/01/28(a)	1,500	1,575,178
Ventas Realty LP/Ventas Capital Corp., 4.25%, 03/01/22	100	104,422
VEREIT Operating Partnership LP, 3.95%, 08/15/27	500	515,241
Welltower, Inc.:
5.25%, 01/15/22	50	53,175
4.00%, 06/01/25(a)	2,250	2,370,625
4.25%, 04/01/26	350	372,993
4.13%, 03/15/29(a)	2,000	2,121,233
Weyerhaeuser Co.(a):
4.00%, 11/15/29	2,000	2,128,114
7.38%, 03/15/32	350	489,348
WP Carey, Inc., 3.85%, 07/15/29	475	480,002

		75,444,359

Food & Staples Retailing — 0.3%
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	73	84,483
Kraft Heinz Foods Co., 4.38%, 06/01/46	2,500	2,375,297
Kroger Co.:
3.30%, 01/15/21	500	506,276
3.40%, 04/15/22	100	102,380
3.50%, 02/01/26	495	506,010
2.65%, 10/15/26(a)	3,000	2,891,474
4.50%, 01/15/29(a)	1,000	1,088,653
5.15%, 08/01/43	125	132,639
3.88%, 10/15/46	500	449,162
4.65%, 01/15/48	500	502,800
Mondelez International, Inc., 3.63%, 05/07/23(a)	500	524,350
Walgreen Co., 3.10%, 09/15/22(a)	200	203,451
Walgreens Boots Alliance, Inc.:
3.80%, 11/18/24(a)	500	519,389
3.45%, 06/01/26(a)	1,305	1,317,439
4.50%, 11/18/34(a)	155	159,220
4.80%, 11/18/44	150	150,697
4.65%, 06/01/46(a)	1,000	993,008
Walmart, Inc.:
3.63%, 07/08/20	1,150	1,168,617

Security	Par (000)	Value

Food & Staples Retailing (continued)
1.90%, 12/15/20(a)	$500	$499,102
3.13%, 06/23/21(a)	4,500	4,598,190
2.35%, 12/15/22(a)	1,250	1,264,022
3.30%, 04/22/24	1,750	1,839,724
2.65%, 12/15/24(a)	250	255,410
3.70%, 06/26/28	1,000	1,091,262
3.95%, 06/28/38(a)	1,000	1,113,822
4.88%, 07/08/40	2,000	2,448,398
4.00%, 04/11/43	150	164,940
4.30%, 04/22/44	750	852,110
3.63%, 12/15/47(a)	1,000	1,069,140
4.05%, 06/29/48(a)	1,400	1,604,095

		30,475,560

Food Products — 0.3%
Archer-Daniels-Midland Co.(a):
2.50%, 08/11/26	1,750	1,752,390
4.54%, 03/26/42	75	85,107
4.02%, 04/16/43	250	265,518
4.50%, 03/15/49	1,000	1,167,795
Bunge, Ltd. Finance Corp., 3.75%, 09/25/27(a)	1,000	983,920
Campbell Soup Co.:
3.30%, 03/19/25	1,000	1,007,503
4.80%, 03/15/48(a)	1,000	1,011,921
Conagra Brands, Inc.:
3.25%, 09/15/22	200	203,732
3.20%, 01/25/23(a)	500	508,583
4.30%, 05/01/24(a)	1,000	1,060,832
4.60%, 11/01/25	1,000	1,088,605
5.30%, 11/01/38	1,000	1,084,732
General Mills, Inc.:
3.15%, 12/15/21(a)	650	660,940
2.60%, 10/12/22(a)	250	251,000
3.65%, 02/15/24(a)	500	522,625
3.20%, 02/10/27	250	252,687
4.20%, 04/17/28(a)	1,000	1,079,618
4.70%, 04/17/48(a)	1,000	1,077,514
JM Smucker Co.:
3.50%, 10/15/21(a)	50	51,203
3.50%, 03/15/25	1,250	1,292,937
4.25%, 03/15/35(a)	250	257,027
Kellogg Co.(a):
4.00%, 12/15/20	2,000	2,046,250
3.25%, 04/01/26	65	66,117
4.30%, 05/15/28	1,000	1,082,921
4.50%, 04/01/46	350	352,882
Kraft Heinz Foods Co.:
3.50%, 07/15/22	250	255,890
3.95%, 07/15/25	1,750	1,821,435
3.00%, 06/01/26(a)	310	301,657
4.63%, 01/30/29(a)	2,000	2,152,009
5.00%, 07/15/35	500	524,480
6.50%, 02/09/40	750	877,199
5.00%, 06/04/42	200	206,521
5.20%, 07/15/45	500	524,317
Sysco Corp.:
3.55%, 03/15/25	1,000	1,048,031
3.75%, 10/01/25(a)	100	105,946
3.30%, 07/15/26(a)	130	133,448
4.85%, 10/01/45	150	170,719
4.50%, 04/01/46(a)	250	271,378
4.45%, 03/15/48(a)	500	546,958
Tyson Foods, Inc.:
4.50%, 06/15/22(a)	150	158,225

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) June 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food Products (continued)
3.55%, 06/02/27(a)	$1,000	$1,034,190
4.88%, 08/15/34	70	79,818
5.15%, 08/15/44	250	279,479
5.10%, 09/28/48	1,500	1,694,273

		31,400,332

Gas Utilities — 0.1%
Atmos Energy Corp.:
3.00%, 06/15/27	500	508,617
4.15%, 01/15/43	100	108,124
4.30%, 10/01/48	500	565,019
National Fuel Gas Co., 3.75%, 03/01/23(a)	300	306,768
NiSource, Inc.:
3.65%, 06/15/23(a)	1,000	1,035,944
5.95%, 06/15/41	1,050	1,289,473
5.25%, 02/15/43(a)	75	87,410
4.80%, 02/15/44	250	278,775
4.38%, 05/15/47(a)	500	534,767
Sempra Energy:
4.05%, 12/01/23	250	263,235
3.55%, 06/15/24	250	258,488
3.75%, 11/15/25(a)	250	258,020
3.40%, 02/01/28(a)	2,000	1,996,664
4.00%, 02/01/48(a)	1,000	979,729
Southern California Gas Co.:
Series TT, 2.60%, 06/15/26	1,250	1,222,640
Series UU, 4.13%, 06/01/48	250	267,357
Southern Co. Gas Capital Corp.:
3.50%, 09/15/21	50	51,137
2.45%, 10/01/23	1,000	997,341
3.95%, 10/01/46(a)	750	737,056

		11,746,564

Health Care Equipment & Supplies — 0.3%
Baxter International, Inc.(a):
1.70%, 08/15/21	1,000	987,948
2.60%, 08/15/26	730	722,934
Becton Dickinson & Co.:
2.89%, 06/06/22	500	506,793
3.30%, 03/01/23	200	202,263
3.36%, 06/06/24(a)	500	514,966
3.73%, 12/15/24(a)	250	262,235
3.70%, 06/06/27(a)	1,630	1,702,011
6.00%, 05/15/39	250	296,458
4.69%, 12/15/44(a)	196	217,423
4.67%, 06/06/47(a)	500	560,171
Boston Scientific Corp.:
4.13%, 10/01/23	2,500	2,654,150
3.85%, 05/15/25(a)	750	797,801
4.00%, 03/01/29	1,000	1,081,781
4.55%, 03/01/39(a)	1,000	1,104,747
Medtronic Global Holdings SCA, 3.35%, 04/01/27(a)	1,000	1,062,651
Medtronic, Inc.:
4.13%, 03/15/21	50	51,505
3.15%, 03/15/22(a)	1,350	1,387,890
3.63%, 03/15/24(a)	400	424,291
3.50%, 03/15/25	1,500	1,590,952
4.38%, 03/15/35	350	402,934
4.63%, 03/15/45(a)	2,500	3,028,419
Stryker Corp.(a):
3.38%, 11/01/25	580	609,494
3.50%, 03/15/26	500	523,188
4.63%, 03/15/46	1,250	1,420,863
Zimmer Biomet Holdings, Inc.:
3.15%, 04/01/22	1,500	1,523,427

Security	Par (000)	Value

Health Care Equipment & Supplies (continued)
3.55%, 04/01/25	$750	$773,071
4.25%, 08/15/35	67	64,226
4.45%, 08/15/45	1,000	1,008,604

		25,483,196

Health Care Providers & Services — 0.6%
Advocate Health & Hospitals Corp.:
3.83%, 08/15/28	74	80,477
4.27%, 08/15/48(a)	107	120,772
Aetna, Inc.:
4.13%, 06/01/21	250	256,657
2.75%, 11/15/22	2,250	2,262,767
2.80%, 06/15/23(a)	1,500	1,509,016
3.50%, 11/15/24	320	329,924
6.75%, 12/15/37(a)	300	377,206
4.50%, 05/15/42	250	247,638
4.75%, 03/15/44	25	25,485
3.88%, 08/15/47(a)	400	361,654
Allina Health System, Series 2019, 3.89%, 04/15/49	220	230,927
Anthem, Inc.:
3.13%, 05/15/22(a)	200	203,654
2.95%, 12/01/22(a)	1,000	1,014,264
3.30%, 01/15/23	100	102,591
3.50%, 08/15/24(a)	250	259,626
4.63%, 05/15/42	50	54,428
4.65%, 01/15/43(a)	2,000	2,181,602
5.10%, 01/15/44	900	1,034,672
4.65%, 08/15/44(a)	350	383,672
4.38%, 12/01/47(a)	1,000	1,067,788
Ascension Health, 3.95%, 11/15/46(a)	500	540,998
Children’s Hospital Corp., Series 2017, 4.12%, 01/01/47	200	221,183
CHRISTUS Health, Series C, 4.34%, 07/01/28	155	172,228
Cigna Corp.(f):
3.75%, 07/15/23(a)	2,000	2,082,266
4.13%, 11/15/25(a)	1,000	1,064,941
4.38%, 10/15/28(a)	3,000	3,236,596
4.80%, 08/15/38	1,000	1,077,680
4.90%, 12/15/48(a)	1,500	1,631,016
Cigna Holding Co.:
4.00%, 02/15/22(a)	1,525	1,576,246
3.25%, 04/15/25	300	305,060
3.88%, 10/15/47(a)	750	698,146
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	100	107,890
Dignity Health, 5.27%, 11/01/64(a)	100	113,987
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47(a)	173	189,308
HCA, Inc.(a):
4.75%, 05/01/23	3,000	3,211,205
5.25%, 04/15/25	1,000	1,107,958
5.50%, 06/15/47	1,000	1,068,402
Humana, Inc.:
3.85%, 10/01/24(a)	500	522,915
4.63%, 12/01/42	1,000	1,060,763
4.95%, 10/01/44(a)	250	275,939
4.80%, 03/15/47	200	217,060
Johns Hopkins Health System Corp., 3.84%, 05/15/46	25	26,535
Kaiser Foundation Hospitals:
3.50%, 04/01/22	100	103,479
3.15%, 05/01/27	500	515,515
4.15%, 05/01/47	1,110	1,243,454

32	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings:
3.75%, 08/23/22	$100	$103,392
4.00%, 11/01/23	100	104,640
3.25%, 09/01/24(a)	1,000	1,019,479
3.60%, 02/01/25	75	77,571
3.60%, 09/01/27(a)	500	513,165
4.70%, 02/01/45(a)	150	155,232
Mayo Clinic, Series 2016, 4.13%, 11/15/52	300	334,259
McKesson Corp.:
2.85%, 03/15/23(a)	150	151,136
3.80%, 03/15/24	1,500	1,574,589
3.95%, 02/16/28(a)	2,000	2,073,599
Memorial Sloan-Kettering Cancer Center:
5.00%, 07/01/42	200	251,584
4.13%, 07/01/52	200	225,183
Mercy Health, Series 2018, 4.30%, 07/01/28	64	70,703
Mount Sinai Hospitals Group, Inc., Series 2017, 3.98%, 07/01/48	66	67,221
New York and Presbyterian Hospital, 4.02%, 08/01/45	150	166,241
Northwell Healthcare, Inc.:
3.98%, 11/01/46	200	204,340
4.26%, 11/01/47	70	74,743
Orlando Health Obligated Group, 4.09%, 10/01/48	29	30,792
Partners Healthcare System, Inc., Series 2017, 3.77%, 07/01/48	85	87,091
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48	79	95,443
Providence St Joseph Health Obligated Group, Series A, 3.93%, 10/01/48	77	80,623
Quest Diagnostics, Inc.:
4.70%, 04/01/21(a)	100	103,626
4.25%, 04/01/24(a)	250	265,143
3.50%, 03/30/25(a)	370	381,785
4.20%, 06/30/29	250	267,113
RWJ Barnabas Health, Inc., 3.95%, 07/01/46	160	167,134
Stanford Health Care, Series 2018, 3.80%, 11/15/48(a)	64	68,498
Sutter Health:
3.70%, 08/15/28	86	91,803
4.09%, 08/15/48	107	115,022
Toledo Hospital:
6.02%, 11/15/48	125	145,412
Series B, 5.33%, 11/15/28	125	136,742
UnitedHealth Group, Inc.:
1.95%, 10/15/20(a)	2,000	1,991,833
2.13%, 03/15/21(a)	1,500	1,497,207
3.35%, 07/15/22	750	775,379
2.88%, 03/15/23	250	254,809
3.10%, 03/15/26(a)	500	514,952
3.45%, 01/15/27	500	526,097
3.38%, 04/15/27	1,000	1,044,197
3.85%, 06/15/28	1,000	1,083,104
4.63%, 07/15/35(a)	555	637,824
6.88%, 02/15/38(a)	100	144,591
5.95%, 02/15/41(a)	100	132,090
3.95%, 10/15/42	150	157,233
4.75%, 07/15/45	2,500	2,961,070
4.20%, 01/15/47	750	819,702
4.25%, 04/15/47	1,000	1,099,641
3.75%, 10/15/47	500	512,488
4.25%, 06/15/48(a)	400	444,375

Security	Par (000)	Value

Health Care Providers & Services (continued)
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48	$108	$127,358

		58,402,844

Hotels, Restaurants & Leisure — 0.2%
Carnival Corp., 3.95%, 10/15/20	250	255,036
GLP Capital LP/GLP Financing II, Inc.:
5.25%, 06/01/25(a)	400	428,560
5.30%, 01/15/29	1,000	1,077,750
Hyatt Hotels Corp.(a):
3.38%, 07/15/23	190	194,085
4.38%, 09/15/28	305	322,677
Marriott International, Inc.:
2.30%, 01/15/22(a)	2,000	1,993,399
3.25%, 09/15/22	100	102,265
4.50%, 10/01/34	250	269,660
McDonald’s Corp.:
3.50%, 07/15/20(a)	50	50,583
2.75%, 12/09/20	250	251,516
2.63%, 01/15/22(a)	3,000	3,033,046
3.35%, 04/01/23(a)	250	259,479
3.25%, 06/10/24	400	416,326
3.38%, 05/26/25(a)	500	523,164
3.70%, 01/30/26(a)	250	265,766
3.50%, 03/01/27(a)	1,000	1,050,196
4.70%, 12/09/35(a)	315	358,831
6.30%, 03/01/38(a)	1,000	1,302,446
3.70%, 02/15/42	100	97,762
4.88%, 12/09/45(a)	750	861,046
4.45%, 03/01/47	500	548,311
4.45%, 09/01/48(a)	500	548,283
Sands China Ltd.:
4.60%, 08/08/23	500	526,719
5.13%, 08/08/25	500	540,156
5.40%, 08/08/28	750	816,292
Starbucks Corp.:
2.20%, 11/22/20	3,000	2,994,822
3.10%, 03/01/23(a)	3,000	3,085,622
3.85%, 10/01/23	250	263,583
4.00%, 11/15/28(a)	500	544,957
3.75%, 12/01/47	1,000	983,639

		23,965,977

Household Durables — 0.0%
Leggett & Platt, Inc., 3.80%, 11/15/24	200	204,210
Mohawk Industries, Inc., 3.85%, 02/01/23	125	130,068
Newell Brands, Inc.:
3.85%, 04/01/23	1,000	1,014,684
4.00%, 12/01/24(a)	250	254,505
4.20%, 04/01/26	1,550	1,540,439
5.38%, 04/01/36	270	266,686
Whirlpool Corp.(a):
5.15%, 03/01/43	200	207,695
4.50%, 06/01/46	250	238,503

		3,856,790

Household Products — 0.0%
Clorox Co.:
3.05%, 09/15/22	50	51,082
3.50%, 12/15/24	250	261,766
Kimberly-Clark Corp.:
2.65%, 03/01/25	85	86,093
2.75%, 02/15/26	500	509,164
5.30%, 03/01/41	250	313,689
3.20%, 07/30/46	210	201,738

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (unaudited) (continued) June 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products (continued)
3.90%, 05/04/47	$750	$800,207

		2,223,739

Industrial Conglomerates — 0.2%
3M Co.:
1.63%, 09/19/21	500	494,424
2.00%, 06/26/22(a)	500	499,563
3.00%, 08/07/25	250	257,459
2.88%, 10/15/27(a)	750	755,788
3.13%, 09/19/46	250	230,912
4.00%, 09/14/48(a)	1,000	1,081,702
Crane Co., 4.45%, 12/15/23	125	132,978
Dover Corp., 3.15%, 11/15/25	250	254,903
General Electric Co.:
5.30%, 02/11/21	1,000	1,036,060
4.38%, 09/16/20	300	306,122
4.63%, 01/07/21	72	74,099
4.65%, 10/17/21	201	209,422
2.70%, 10/09/22	1,000	998,887
3.10%, 01/09/23	1,500	1,513,263
3.45%, 05/15/24(a)	4,086	4,182,547
6.75%, 03/15/32(a)	394	485,438
5.88%, 01/14/38	2,215	2,500,673
6.88%, 01/10/39	322	403,740
4.13%, 10/09/42	750	690,779
4.50%, 03/11/44(a)	1,500	1,455,334
Ingersoll-Rand Global Holding Co., Ltd., 4.30%, 02/21/48	500	522,274
Koninklijke Philips NV, 5.00%, 03/15/42(a)	250	292,130

		18,378,497

Insurance — 0.8%
Aflac, Inc.:
3.63%, 06/15/23	250	262,455
3.63%, 11/15/24	250	264,609
2.88%, 10/15/26(a)	750	752,220
Alleghany Corp., 4.95%, 06/27/22	550	587,496
Allstate Corp.(a):
3.15%, 06/15/23	250	257,802
3.28%, 12/15/26	750	783,796
4.50%, 06/15/43	150	172,156
4.20%, 12/15/46	1,250	1,400,012
American Financial Group, Inc., 4.50%, 06/15/47(a)	750	761,070
American International Group, Inc.:
3.38%, 08/15/20(a)	250	252,733
6.40%, 12/15/20(a)	1,000	1,055,746
3.30%, 03/01/21(a)	2,000	2,026,990
4.88%, 06/01/22(a)	250	268,013
4.13%, 02/15/24	250	264,912
3.75%, 07/10/25(a)	750	785,207
3.90%, 04/01/26(a)	1,000	1,046,603
3.88%, 01/15/35(a)	500	497,976
4.70%, 07/10/35	500	548,397
4.50%, 07/16/44	250	264,270
4.80%, 07/10/45	2,000	2,190,171
4.75%, 04/01/48(a)	1,000	1,103,812
Aon Corp., 4.50%, 12/15/28	1,000	1,100,616
Aon PLC(a):
2.80%, 03/15/21	250	251,745
3.50%, 06/14/24	1,000	1,041,589
3.88%, 12/15/25	600	638,291
4.60%, 06/14/44	250	272,698
Arch Capital Finance LLC, 4.01%, 12/15/26	1,000	1,072,951
Arch Capital Group US, Inc., 5.14%, 11/01/43	125	149,206

Security	Par (000)	Value

Insurance (continued)
Assured Guaranty US Holdings, Inc., 5.00%, 07/01/24	$110	$119,877
AXA Equitable Holdings, Inc.:
4.35%, 04/20/28	1,000	1,051,630
5.00%, 04/20/48	500	515,926
AXA SA, 8.60%, 12/15/30	50	71,125
Berkshire Hathaway Finance Corp.:
4.25%, 01/15/21(a)	250	258,240
3.00%, 05/15/22(a)	750	771,021
4.40%, 05/15/42	100	112,413
4.30%, 05/15/43(a)	250	278,858
4.20%, 08/15/48(a)	750	838,959
4.25%, 01/15/49	2,000	2,251,193
Berkshire Hathaway, Inc.:
2.20%, 03/15/21	500	501,385
3.00%, 02/11/23(a)	1,000	1,030,027
2.75%, 03/15/23(a)	1,000	1,016,156
3.13%, 03/15/26(a)	1,400	1,449,309
4.50%, 02/11/43(a)	1,100	1,280,077
Brighthouse Financial, Inc., 3.70%, 06/22/27	2,500	2,375,223
Chubb Corp.:
6.00%, 05/11/37	50	66,267
Series 1, 6.50%, 05/15/38	100	142,096
Chubb INA Holdings, Inc.:
2.88%, 11/03/22	1,000	1,018,587
3.35%, 05/15/24	500	526,360
3.35%, 05/03/26(a)	795	833,769
4.15%, 03/13/43(a)	150	167,564
CNA Financial Corp.(a):
5.75%, 08/15/21	100	106,906
4.50%, 03/01/26	350	375,203
First American Financial Corp., 4.60%, 11/15/24	200	213,770
Hartford Financial Services Group, Inc.:
5.13%, 04/15/22	3,000	3,216,318
6.10%, 10/01/41	100	128,735
Lincoln National Corp.:
4.85%, 06/24/21(a)	300	313,744
4.20%, 03/15/22(a)	1,350	1,413,037
4.00%, 09/01/23	200	211,583
3.35%, 03/09/25(a)	65	66,353
3.80%, 03/01/28	1,500	1,574,626
6.30%, 10/09/37(a)	250	318,047
4.35%, 03/01/48(a)	200	210,790
Loews Corp.:
2.63%, 05/15/23	250	252,102
3.75%, 04/01/26	500	526,411
Manulife Financial Corp.:
4.15%, 03/04/26(a)	500	539,094
(5 year USD Swap + 1.65%), 4.06%, 02/24/32(d)	500	509,979
Markel Corp., 4.30%, 11/01/47	750	731,957
Marsh & McLennan Cos., Inc.:
4.80%, 07/15/21	50	51,987
2.75%, 01/30/22	1,000	1,009,368
3.30%, 03/14/23	500	513,935
3.50%, 06/03/24(a)	1,000	1,042,706
3.75%, 03/14/26	1,000	1,055,209
4.38%, 03/15/29(a)	1,000	1,103,298
4.90%, 03/15/49(a)	1,000	1,184,526
MetLife, Inc.:
3.00%, 03/01/25(a)	650	670,570
6.38%, 06/15/34	1,000	1,378,631
5.88%, 02/06/41(a)	2,000	2,626,919
4.13%, 08/13/42(a)	300	323,576

34	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.88%, 11/13/43(a)	$250	$297,190
4.05%, 03/01/45(a)	250	270,655
4.60%, 05/13/46(a)	500	578,446
Old Republic International Corp., 4.88%, 10/01/24	250	270,945
Principal Financial Group, Inc.:
3.40%, 05/15/25(a)	250	258,419
3.10%, 11/15/26(a)	1,000	1,008,770
3.70%, 05/15/29	135	141,111
4.63%, 09/15/42	50	55,283
4.30%, 11/15/46(a)	250	260,307
Progressive Corp.:
3.75%, 08/23/21	1,050	1,084,916
2.45%, 01/15/27(a)	500	494,882
4.35%, 04/25/44	100	113,001
3.70%, 01/26/45	200	205,778
4.20%, 03/15/48	500	564,027
Prudential Financial, Inc.:
3.50%, 05/15/24(a)	1,000	1,056,521
3.88%, 03/27/28(a)	951	1,033,885
(3 mo. LIBOR US + 3.04%), 5.20%, 03/15/44(a)(d)	350	364,125
4.60%, 05/15/44(a)	250	287,743
5.70%, 09/15/48(c)	2,000	2,148,920
3.94%, 12/07/49(a)	908	952,636
4.35%, 02/25/50	1,000	1,121,116
Reinsurance Group of America, Inc., 3.90%, 05/15/29(a)	475	493,071
Travelers Cos., Inc.:
3.90%, 11/01/20(a)	250	255,568
6.75%, 06/20/36	250	355,893
4.60%, 08/01/43(a)	850	1,007,123
4.30%, 08/25/45	250	286,802
4.00%, 05/30/47(a)	250	276,500
4.05%, 03/07/48(a)	2,000	2,219,106
Travelers Property Casualty Corp., 6.38%, 03/15/33(a)	100	137,002
Trinity Acquisition PLC, 4.40%, 03/15/26	500	531,818
Unum Group:
4.00%, 06/15/29	1,500	1,539,768
5.75%, 08/15/42(a)	250	288,750
Voya Financial, Inc.:
3.65%, 06/15/26(a)	350	358,637
5.70%, 07/15/43	500	616,402
Willis North America, Inc., 4.50%, 09/15/28	1,500	1,614,375
WR Berkley Corp., 4.63%, 03/15/22(a)	200	211,543
XLIT Ltd., 5.50%, 03/31/45(a)	250	294,823

		81,474,841

Interactive Media & Services — 0.1%
Alphabet, Inc.:
3.63%, 05/19/21	25	25,750
3.38%, 02/25/24(a)	500	528,126
2.00%, 08/15/26(a)	500	486,900
Baidu, Inc.:
4.13%, 06/30/25	1,000	1,050,313
4.88%, 11/14/28(a)	2,000	2,190,331
Booking Holdings, Inc., 2.75%, 03/15/23(a)	500	507,012
eBay, Inc.:
3.25%, 10/15/20	50	50,441
3.80%, 03/09/22	640	662,570
2.60%, 07/15/22(a)	50	50,107
3.60%, 06/05/27(a)	1,000	1,023,590

		6,575,140

Security	Par (000)	Value

Internet & Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd.:
3.13%, 11/28/21(a)	$475	$481,564
3.60%, 11/28/24	2,500	2,602,174
3.40%, 12/06/27	1,000	1,013,536
4.50%, 11/28/34	250	271,713
4.00%, 12/06/37	1,000	1,015,350
4.20%, 12/06/47	1,300	1,349,156
Amazon.com, Inc.:
1.90%, 08/21/20	500	498,881
2.40%, 02/22/23(a)	500	504,851
2.80%, 08/22/24	1,500	1,549,333
3.15%, 08/22/27(a)	2,750	2,890,710
4.80%, 12/05/34	600	738,076
3.88%, 08/22/37	1,000	1,102,621
4.05%, 08/22/47(a)	2,000	2,270,858
4.25%, 08/22/57(a)	1,000	1,152,879
Expedia Group, Inc.:
4.50%, 08/15/24	250	265,970
3.80%, 02/15/28	750	763,417

		18,471,089

IT Services — 0.2%
Broadridge Financial Solutions, Inc., 3.40%, 06/27/26	270	274,588
DXC Technology Co., 4.75%, 04/15/27(a)	1,000	1,063,928
Fidelity National Information Services, Inc.:
3.63%, 10/15/20	1,000	1,014,772
3.50%, 04/15/23(a)	25	25,842
5.00%, 10/15/25	500	561,312
3.00%, 08/15/26	750	758,884
Series 10Y, 4.25%, 05/15/28	1,000	1,090,345
Fiserv, Inc.:
2.75%, 07/01/24	120	121,069
4.20%, 10/01/28	2,000	2,165,161
3.50%, 07/01/29(a)	145	149,043
4.40%, 07/01/49	580	610,201
IBM Credit LLC, 3.00%, 02/06/23(a)	500	511,538
International Business Machines Corp.:
2.25%, 02/19/21	1,000	999,830
2.90%, 11/01/21(a)	100	101,492
2.50%, 01/27/22(a)	600	603,944
2.85%, 05/13/22(a)	250	254,261
2.88%, 11/09/22(a)	3,400	3,471,722
3.63%, 02/12/24(a)	775	814,804
3.45%, 02/19/26	250	261,334
3.30%, 01/27/27	1,000	1,032,593
3.50%, 05/15/29(a)	3,500	3,663,022
5.88%, 11/29/32(a)	250	319,425
4.00%, 06/20/42	850	876,324
4.70%, 02/19/46	250	286,062
4.25%, 05/15/49	425	457,917
Verisk Analytics, Inc., 4.00%, 06/15/25(a)	250	266,961
Western Union Co., 6.20%, 11/17/36	25	27,047

		21,783,421

Leisure Products — 0.0%
Hasbro, Inc.:
3.50%, 09/15/27(a)	250	253,704
6.35%, 03/15/40(a)	500	591,668
5.10%, 05/15/44	60	61,286

		906,658

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 3.88%, 07/15/23(a)	200	209,189

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (unaudited) (continued) June 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc.:
3.60%, 08/15/21	$4,000	$4,092,687
3.30%, 02/15/22(a)	305	312,287
3.15%, 01/15/23	250	256,307
4.15%, 02/01/24(a)	250	267,932
3.65%, 12/15/25	500	526,776
3.20%, 08/15/27(a)	500	511,908
4.10%, 08/15/47	500	534,922

		6,712,008

Machinery — 0.2%
Caterpillar, Inc.(a):
3.90%, 05/27/21	50	51,568
3.40%, 05/15/24	500	524,685
5.20%, 05/27/41	600	765,118
3.80%, 08/15/42	700	748,430
CNH Industrial NV, 4.50%, 08/15/23(a)	3,000	3,146,100
Cummins, Inc., 3.65%, 10/01/23	250	263,411
Deere & Co., 3.90%, 06/09/42(a)	550	599,475
Flowserve Corp., 3.50%, 09/15/22(a)	100	101,761
Fortive Corp., 3.15%, 06/15/26(a)	500	498,562
Illinois Tool Works, Inc.:
2.65%, 11/15/26(a)	3,000	3,030,906
4.88%, 09/15/41	50	60,590
3.90%, 09/01/42(a)	75	81,804
Ingersoll-Rand Luxembourg Finance SA:
3.55%, 11/01/24	500	521,001
4.65%, 11/01/44	30	32,657
4.50%, 03/21/49	500	538,985
Parker-Hannifin Corp.:
3.25%, 06/14/29	2,000	2,074,386
4.20%, 11/21/34	250	273,193
4.10%, 03/01/47(a)	500	527,294
Stanley Black & Decker, Inc.:
2.90%, 11/01/22	150	152,429
4.25%, 11/15/28	1,000	1,110,853
4.85%, 11/15/48(a)	250	296,334
Valmont Industries, Inc., 5.00%, 10/01/44	1,000	1,003,143
Wabtec Corp.(a):
4.40%, 03/15/24	500	529,358
4.95%, 09/15/28	500	536,110
Xylem, Inc., 4.38%, 11/01/46	500	529,995

		17,998,148

Media — 1.1%
Bell Canada, Inc.:
4.46%, 04/01/48	310	339,083
4.30%, 07/29/49	265	285,577
CBS Corp.:
3.70%, 08/15/24	1,000	1,035,209
3.50%, 01/15/25	500	512,079
4.00%, 01/15/26(a)	1,500	1,569,582
3.38%, 02/15/28(a)	500	497,936
3.70%, 06/01/28	500	509,918
4.85%, 07/01/42	325	342,093
4.90%, 08/15/44	1,000	1,062,722
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 07/23/20(a)	1,500	1,513,447
4.46%, 07/23/22(a)	1,000	1,050,774
4.50%, 02/01/24	4,000	4,263,015
4.91%, 07/23/25	1,930	2,095,292
3.75%, 02/15/28(a)	1,000	1,007,091
5.05%, 03/30/29(a)	1,500	1,656,963
6.38%, 10/23/35	250	293,603

Security	Par (000)	Value

Media (continued)
5.38%, 04/01/38(a)	$1,000	$1,070,864
6.48%, 10/23/45(a)	1,000	1,178,309
5.38%, 05/01/47	500	527,595
5.75%, 04/01/48(a)	1,000	1,106,022
5.13%, 07/01/49(b)	500	510,574
6.83%, 10/23/55	250	296,954
Cintas Corp. No. 2:
4.30%, 06/01/21	25	25,915
2.90%, 04/01/22	250	254,251
3.70%, 04/01/27(a)	500	532,386
Comcast Corp.:
3.45%, 10/01/21(a)	3,000	3,086,755
2.75%, 03/01/23(a)	750	761,035
3.00%, 02/01/24(a)	1,500	1,543,607
3.60%, 03/01/24(a)	250	263,618
3.70%, 04/15/24	1,000	1,061,348
3.38%, 08/15/25(a)	500	522,948
3.95%, 10/15/25	2,000	2,157,760
3.15%, 03/01/26(a)	750	776,237
2.35%, 01/15/27(a)	1,850	1,804,117
3.30%, 02/01/27(a)	1,000	1,040,526
3.15%, 02/15/28(a)	250	256,595
3.55%, 05/01/28(a)	1,000	1,052,918
4.15%, 10/15/28	2,720	2,997,849
4.25%, 10/15/30	1,000	1,116,017
4.25%, 01/15/33(a)	650	729,163
4.20%, 08/15/34(a)	2,235	2,477,936
4.40%, 08/15/35(a)	250	278,454
3.20%, 07/15/36(a)	500	485,661
3.90%, 03/01/38(a)	500	526,505
4.60%, 10/15/38	2,000	2,290,094
4.65%, 07/15/42(a)	1,150	1,322,902
4.75%, 03/01/44(a)	250	291,553
4.60%, 08/15/45(a)	500	568,334
3.40%, 07/15/46	500	479,434
4.00%, 08/15/47	500	527,130
3.97%, 11/01/47(a)	1,500	1,571,149
4.00%, 03/01/48	500	528,908
4.70%, 10/15/48(a)	2,000	2,342,427
4.00%, 11/01/49(a)	755	796,163
4.05%, 11/01/52	194	204,576
4.95%, 10/15/58	1,000	1,220,639
Discovery Communications LLC:
4.38%, 06/15/21(a)	50	51,755
2.95%, 03/20/23(a)	1,000	1,009,116
3.25%, 04/01/23(a)	50	50,825
3.90%, 11/15/24	250	261,145
3.45%, 03/15/25	1,000	1,013,325
4.90%, 03/11/26(a)	330	361,445
3.95%, 03/20/28(a)	1,220	1,255,933
5.00%, 09/20/37	500	522,284
4.95%, 05/15/42	50	50,519
4.88%, 04/01/43(a)	150	148,911
5.20%, 09/20/47(a)	1,445	1,527,273
Fox Corp.(f):
4.03%, 01/25/24(a)	2,000	2,127,297
4.71%, 01/25/29(a)	1,000	1,118,747
5.48%, 01/25/39(a)	1,000	1,180,060
5.58%, 01/25/49	1,000	1,223,557
Grupo Televisa SAB:
4.63%, 01/30/26(a)	2,000	2,096,250
6.63%, 01/15/40	250	299,297
5.00%, 05/13/45(a)	200	202,058
6.13%, 01/31/46(a)	250	290,937

36	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Interpublic Group of Cos., Inc.:
3.75%, 10/01/21	$1,000	$1,026,209
4.20%, 04/15/24(a)	250	269,169
NBCUniversal Media LLC:
4.38%, 04/01/21	600	622,209
2.88%, 01/15/23(a)	250	255,367
5.95%, 04/01/41(a)	250	328,311
4.45%, 01/15/43	250	275,602
Omnicom Group, Inc./Omnicom Capital, Inc.(a):
3.63%, 05/01/22	125	129,045
3.65%, 11/01/24	70	73,236
3.60%, 04/15/26	500	511,485
RELX Capital, Inc., 3.50%, 03/16/23	300	309,812
TCI Communications, Inc., 7.88%, 02/15/26	250	326,084
TELUS Corp.:
4.60%, 11/16/48(a)	200	220,181
4.30%, 06/15/49	500	530,818
Thomson Reuters Corp.:
4.30%, 11/23/23	250	266,055
3.35%, 05/15/26	140	140,576
5.65%, 11/23/43(a)	2,000	2,253,525
Time Warner Cable LLC:
4.13%, 02/15/21	100	101,860
4.00%, 09/01/21	300	307,923
6.55%, 05/01/37	650	751,010
6.75%, 06/15/39	2,050	2,378,076
5.88%, 11/15/40(a)	250	270,428
5.50%, 09/01/41	250	262,106
4.50%, 09/15/42	1,225	1,144,648
TWDC Enterprises 18 Corp.:
2.15%, 09/17/20	500	500,143
2.30%, 02/12/21	500	501,857
3.75%, 06/01/21	50	51,468
2.35%, 12/01/22(a)	1,300	1,309,057
3.15%, 09/17/25(a)	165	173,522
3.00%, 02/13/26	200	208,162
1.85%, 07/30/26(a)	1,000	969,109
2.95%, 06/15/27(a)	750	782,766
4.13%, 06/01/44(a)	500	568,931
3.00%, 07/30/46	75	70,620
Series E, 4.13%, 12/01/41	250	277,652
Viacom, Inc.:
4.25%, 09/01/23(a)	1,250	1,322,385
6.88%, 04/30/36(a)	250	316,760
4.38%, 03/15/43(a)	1,070	1,046,682
5.85%, 09/01/43(a)	100	117,691
5.25%, 04/01/44	250	272,614
Walt Disney Co.(f):
4.50%, 02/15/21(a)	1,100	1,141,563
3.00%, 09/15/22(a)	150	153,630
4.00%, 10/01/23	500	533,554
3.70%, 09/15/24(a)	500	532,125
3.70%, 10/15/25	830	889,368
3.38%, 11/15/26(a)	1,500	1,572,817
6.20%, 12/15/34(a)	350	474,548
6.40%, 12/15/35(a)	1,000	1,363,555
6.15%, 03/01/37(a)	300	407,583
6.65%, 11/15/37(a)	250	359,224
6.15%, 02/15/41(a)	400	556,296
4.75%, 09/15/44	500	610,592
4.95%, 10/15/45	15	18,595
4.75%, 11/15/46(a)	500	616,036
WPP Finance 2010:
4.75%, 11/21/21(a)	100	104,793

Security	Par (000)	Value

Media (continued)
3.63%, 09/07/22	$1,500	$1,544,244
3.75%, 09/19/24(a)	250	258,679

		105,790,702

Metal Fabricating — 0.0%
Timken Co., 4.50%, 12/15/28(a)	500	519,085

Metals & Mining — 0.3%
ArcelorMittal:
6.13%, 06/01/25(a)	1,000	1,136,807
7.00%, 10/15/39	375	444,962
Barrick Gold Corp., 5.25%, 04/01/42(a)	950	1,114,096
Barrick North America Finance LLC(a):
5.70%, 05/30/41	250	299,027
5.75%, 05/01/43	250	312,379
BHP Billiton Finance USA Ltd.:
2.88%, 02/24/22	1,250	1,272,195
5.00%, 09/30/43(a)	1,850	2,317,684
Newmont Goldcorp Corp.:
3.63%, 06/09/21(f)	250	254,569
3.50%, 03/15/22	1,950	1,995,843
3.70%, 03/15/23(f)	500	518,642
4.88%, 03/15/42	1,300	1,454,602
Nucor Corp.:
3.95%, 05/01/28(a)	1,000	1,080,822
5.20%, 08/01/43	250	297,366
4.40%, 05/01/48	500	547,174
Precision Castparts Corp.:
2.50%, 01/15/23(a)	150	150,983
4.20%, 06/15/35	250	268,990
Reliance Steel & Aluminum Co., 4.50%, 04/15/23	25	26,249
Rio Tinto Finance USA Ltd.:
3.75%, 06/15/25(a)	3,500	3,760,923
5.20%, 11/02/40	350	436,595
Rio Tinto Finance USA PLC:
4.75%, 03/22/42	100	119,248
4.13%, 08/21/42(a)	500	554,402
Southern Copper Corp.:
3.50%, 11/08/22	1,000	1,018,438
3.88%, 04/23/25	2,750	2,844,531
6.75%, 04/16/40	1,350	1,698,047
5.88%, 04/23/45	615	723,970
Teck Resources Ltd., 5.40%, 02/01/43	2,000	2,069,448
Vale Overseas Ltd.:
4.38%, 01/11/22	397	409,282
6.25%, 08/10/26	2,000	2,266,850
6.88%, 11/21/36(a)	450	540,563
6.88%, 11/10/39	1,250	1,506,500

		31,441,187

Multi-Utilities — 0.1%
CenterPoint Energy Resources Corp., 5.85%, 01/15/41	250	308,897
CenterPoint Energy, Inc., 4.25%, 11/01/28	2,000	2,160,689
Dominion Energy Gas Holdings LLC:
2.80%, 11/15/20(a)	750	753,479
3.60%, 12/15/24	250	259,192
ONE Gas, Inc., 4.66%, 02/01/44	250	288,353
San Diego Gas & Electric Co.:
3.60%, 09/01/23	250	259,721
4.30%, 04/01/42	100	101,335
4.15%, 05/15/48	1,000	1,041,980

		5,173,646

Multiline Retail — 0.1%
Kohl’s Corp., 5.55%, 07/17/45	100	100,175

SCHEDULE OF INVESTMENTS	37

Schedule of Investments (unaudited) (continued) June 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Multiline Retail (continued)
Nordstrom, Inc.:
4.00%, 10/15/21	$100	$102,678
5.00%, 01/15/44	500	466,438
O’Reilly Automotive, Inc.:
4.35%, 06/01/28	1,000	1,081,223
3.90%, 06/01/29	1,000	1,048,689
Target Corp.:
3.88%, 07/15/20(a)	3,000	3,054,171
2.90%, 01/15/22(a)	150	153,313
2.50%, 04/15/26	250	251,549
3.38%, 04/15/29(a)	1,000	1,060,851
4.00%, 07/01/42	350	380,106
3.63%, 04/15/46(a)	850	871,869
3.90%, 11/15/47(a)	500	538,830

		9,109,892

Office Supplies & Equipment — 0.0%
VMware, Inc., 2.95%, 08/21/22(a)	2,000	2,016,082

Oil, Gas & Consumable Fuels — 2.5%
Anadarko Petroleum Corp.:
5.55%, 03/15/26	1,090	1,225,028
6.45%, 09/15/36	350	430,305
6.20%, 03/15/40	1,250	1,510,071
4.50%, 07/15/44	250	256,055
6.60%, 03/15/46	1,000	1,302,240
Andeavor Logistics LP/Tesoro Logistics Finance Corp.:
3.50%, 12/01/22	1,000	1,023,683
5.20%, 12/01/47	500	529,404
Apache Corp.:
3.25%, 04/15/22	756	767,223
4.38%, 10/15/28(a)	2,000	2,090,031
5.10%, 09/01/40	250	252,671
5.25%, 02/01/42	250	255,773
4.75%, 04/15/43	250	243,811
4.25%, 01/15/44(a)	600	542,784
Boardwalk Pipelines LP, 3.38%, 02/01/23	200	202,051
BP Capital Markets America, Inc.:
4.74%, 03/11/21	550	572,495
2.11%, 09/16/21	500	499,086
3.25%, 05/06/22	100	102,960
2.52%, 09/19/22	1,000	1,007,960
2.75%, 05/10/23(a)	350	353,845
3.22%, 11/28/23	1,000	1,031,516
3.41%, 02/11/26(a)	2,000	2,096,034
3.12%, 05/04/26	350	356,667
3.02%, 01/16/27	500	510,656
3.94%, 09/21/28	500	544,609
4.23%, 11/06/28(a)	1,000	1,106,989
BP Capital Markets PLC:
3.56%, 11/01/21	3,000	3,096,463
3.06%, 03/17/22(a)	210	214,842
3.99%, 09/26/23	250	265,951
3.28%, 09/19/27(a)	500	516,655
Buckeye Partners LP:
4.15%, 07/01/23	250	242,870
3.95%, 12/01/26(a)	500	443,118
5.85%, 11/15/43	500	419,096
Canadian Natural Resources Ltd.:
3.45%, 11/15/21	1,100	1,124,007
2.95%, 01/15/23	1,000	1,009,886
3.80%, 04/15/24(a)	1,250	1,306,964
3.90%, 02/01/25	250	261,021
3.85%, 06/01/27(a)	1,000	1,038,212

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
6.25%, 03/15/38(a)	$300	$370,413
4.95%, 06/01/47(a)	1,500	1,715,932
Cenovus Energy, Inc.:
4.25%, 04/15/27(a)	1,000	1,035,874
5.25%, 06/15/37	500	522,956
6.75%, 11/15/39	500	597,545
5.40%, 06/15/47(a)	500	542,610
Chevron Corp.:
2.42%, 11/17/20	2,000	2,009,160
2.10%, 05/16/21(a)	3,000	3,002,627
2.41%, 03/03/22(a)	145	146,456
3.33%, 11/17/25	500	528,005
2.95%, 05/16/26	1,250	1,290,120
Cimarex Energy Co., 4.38%, 03/15/29	1,000	1,063,205
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	1,300	1,312,187
CNOOC Finance 2015 USA LLC:
3.50%, 05/05/25	500	516,250
4.38%, 05/02/28	1,000	1,086,250
CNOOC Nexen Finance 2014 ULC:
4.25%, 04/30/24	1,750	1,855,000
4.88%, 04/30/44	500	586,875
Columbia Pipeline Group, Inc., 4.50%, 06/01/25(a)	250	269,052
Concho Resources, Inc.:
3.75%, 10/01/27(a)	1,000	1,034,768
4.88%, 10/01/47	500	559,671
ConocoPhillips, 6.50%, 02/01/39	1,400	1,965,856
ConocoPhillips Co.(a):
4.95%, 03/15/26	1,000	1,142,162
4.30%, 11/15/44	500	553,966
5.95%, 03/15/46	750	1,035,173
ConocoPhillips Holding Co., 6.95%, 04/15/29	100	134,457
Continental Resources, Inc., 4.38%, 01/15/28(a)	1,000	1,051,470
Devon Energy Corp.:
4.00%, 07/15/21	150	153,877
5.85%, 12/15/25(a)	250	296,183
5.60%, 07/15/41	500	593,523
4.75%, 05/15/42	350	383,270
5.00%, 06/15/45(a)	500	573,623
Ecopetrol SA(a):
5.88%, 09/18/23	350	386,925
4.13%, 01/16/25	1,000	1,035,000
5.38%, 06/26/26	500	551,950
5.88%, 05/28/45	2,250	2,477,025
Enable Midstream Partners LP(a):
4.95%, 05/15/28	1,000	1,048,275
5.00%, 05/15/44	500	466,519
Enbridge Energy Partners LP:
4.20%, 09/15/21	100	103,100
5.88%, 10/15/25	1,500	1,732,771
7.38%, 10/15/45	800	1,175,268
Enbridge, Inc.:
3.50%, 06/10/24	65	67,203
4.25%, 12/01/26(a)	1,000	1,086,874
3.70%, 07/15/27	1,000	1,032,817
4.50%, 06/10/44	250	265,221
Encana Corp.:
3.90%, 11/15/21(a)	1,250	1,280,389
7.20%, 11/01/31	1,000	1,275,699
7.38%, 11/01/31	250	320,749
6.50%, 02/01/38(a)	250	306,169
Energy Transfer Operating LP:
5.20%, 02/01/22	250	264,095
3.60%, 02/01/23	150	153,313

38	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
4.90%, 02/01/24	$250	$268,453
4.75%, 01/15/26(a)	1,000	1,071,593
4.20%, 04/15/27(a)	1,000	1,039,207
4.90%, 03/15/35	250	251,515
5.15%, 02/01/43	500	502,812
5.95%, 10/01/43	150	165,059
5.15%, 03/15/45(a)	2,000	2,033,702
6.13%, 12/15/45	250	283,254
5.30%, 04/15/47	250	260,766
6.25%, 04/15/49	1,500	1,777,271
Series 30Y, 6.00%, 06/15/48	500	570,712
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.88%, 03/01/22	500	536,353
Enterprise Products Operating LLC:
2.80%, 02/15/21	500	503,467
3.90%, 02/15/24(a)	125	132,411
3.75%, 02/15/25(a)	790	835,748
3.70%, 02/15/26(a)	960	1,016,038
3.95%, 02/15/27	3,000	3,214,126
3.13%, 07/31/29(b)	155	155,335
5.95%, 02/01/41	150	183,929
4.45%, 02/15/43(a)	325	339,394
4.85%, 03/15/44	200	221,348
5.10%, 02/15/45	250	285,766
4.90%, 05/15/46	350	392,606
4.25%, 02/15/48	1,000	1,035,776
4.80%, 02/01/49(a)	1,000	1,109,697
4.20%, 01/31/50(b)	120	122,704
5.38%, 02/15/78(c)	1,000	930,000
Series E, 5.25%, 08/16/77(c)	750	716,662
EOG Resources, Inc.:
3.15%, 04/01/25	80	82,119
5.10%, 01/15/36(a)	250	294,153
EQT Corp.:
4.88%, 11/15/21	50	52,288
3.00%, 10/01/22(a)	1,000	992,243
EQT Midstream Partners LP, Series 10Y, 5.50%, 07/15/28	1,000	1,052,635
Equinor ASA:
2.75%, 11/10/21	500	508,651
2.65%, 01/15/24(a)	1,500	1,520,723
3.70%, 03/01/24(a)	250	265,968
3.25%, 11/10/24	500	522,497
5.10%, 08/17/40	1,100	1,371,267
4.25%, 11/23/41	300	334,883
Exxon Mobil Corp.:
2.22%, 03/01/21	750	752,078
2.40%, 03/06/22(a)	500	504,153
2.73%, 03/01/23	1,000	1,021,278
3.18%, 03/15/24(a)	250	261,346
2.71%, 03/06/25	1,250	1,276,884
3.04%, 03/01/26(a)	620	642,568
4.11%, 03/01/46(a)	1,000	1,150,640
Hess Corp.:
4.30%, 04/01/27	1,500	1,555,919
5.60%, 02/15/41	550	591,395
5.80%, 04/01/47	1,000	1,110,320
Husky Energy, Inc.:
3.95%, 04/15/22(a)	150	155,272
4.00%, 04/15/24	500	521,074
6.80%, 09/15/37	500	633,391
Kinder Morgan Energy Partners LP:
3.50%, 03/01/21	750	761,663

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
5.80%, 03/01/21	$250	$263,524
5.00%, 10/01/21	200	209,719
3.95%, 09/01/22	225	234,237
3.45%, 02/15/23	500	513,670
4.15%, 02/01/24	1,000	1,054,712
4.30%, 05/01/24(a)	500	531,478
4.25%, 09/01/24	155	164,984
5.80%, 03/15/35	1,000	1,153,163
6.50%, 02/01/37	100	120,082
6.95%, 01/15/38(a)	1,250	1,602,704
5.00%, 08/15/42	75	79,220
5.00%, 03/01/43	250	262,134
5.50%, 03/01/44	250	282,350
5.40%, 09/01/44	250	277,049
Kinder Morgan, Inc.:
4.30%, 06/01/25(a)	410	437,985
4.30%, 03/01/28(a)	1,000	1,071,814
5.30%, 12/01/34	250	282,606
5.55%, 06/01/45	750	867,845
5.05%, 02/15/46	750	817,277
5.20%, 03/01/48(a)	1,250	1,412,049
Magellan Midstream Partners LP:
3.20%, 03/15/25	500	505,481
4.25%, 09/15/46	250	257,825
4.85%, 02/01/49(a)	750	838,098
Marathon Oil Corp.:
2.80%, 11/01/22	400	401,840
3.85%, 06/01/25	250	259,188
4.40%, 07/15/27(a)	1,000	1,061,021
5.20%, 06/01/45(a)	250	278,494
Marathon Petroleum Corp.:
5.13%, 03/01/21(a)	150	156,733
3.63%, 09/15/24	115	119,040
3.80%, 04/01/28	2,000	2,032,806
4.75%, 09/15/44	250	257,859
5.85%, 12/15/45	250	275,784
4.50%, 04/01/48	1,000	1,004,872
MPLX LP:
3.38%, 03/15/23	2,000	2,045,978
4.50%, 07/15/23	250	265,185
4.88%, 12/01/24	250	271,958
4.88%, 06/01/25	250	271,705
4.13%, 03/01/27	1,000	1,046,758
4.00%, 03/15/28	1,000	1,035,647
4.50%, 04/15/38	750	757,206
4.70%, 04/15/48	1,750	1,792,071
Nexen, Inc.:
7.88%, 03/15/32	900	1,298,812
6.40%, 05/15/37	400	533,875
Noble Energy, Inc.:
4.15%, 12/15/21	150	154,791
3.85%, 01/15/28	1,500	1,529,546
5.25%, 11/15/43(a)	500	538,761
4.95%, 08/15/47(a)	500	530,598
Occidental Petroleum Corp.:
3.50%, 06/15/25	250	258,113
3.40%, 04/15/26	390	397,327
3.00%, 02/15/27	2,250	2,224,182
4.40%, 04/15/46	250	258,607
4.20%, 03/15/48(a)	1,250	1,263,329
Series 1, 4.10%, 02/01/21	50	51,146
ONEOK Partners LP:
3.38%, 10/01/22	500	508,043

SCHEDULE OF INVESTMENTS	39

Schedule of Investments (unaudited) (continued) June 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
4.90%, 03/15/25	$250	$271,772
6.13%, 02/01/41	300	353,363
ONEOK, Inc.:
4.55%, 07/15/28	2,000	2,170,984
4.95%, 07/13/47(a)	1,000	1,053,382
Petroleos Mexicanos:
5.50%, 01/21/21	500	506,125
6.38%, 02/04/21(a)	2,000	2,054,500
4.88%, 01/24/22(a)	400	399,000
5.38%, 03/13/22(a)	4,000	4,030,200
3.50%, 01/30/23(a)	400	379,580
4.63%, 09/21/23(a)	1,500	1,473,765
4.88%, 01/18/24	250	244,363
4.50%, 01/23/26	2,000	1,831,660
6.88%, 08/04/26(a)	500	504,200
6.50%, 03/13/27	1,750	1,731,975
5.35%, 02/12/28	1,250	1,137,625
6.50%, 01/23/29(a)	1,000	967,500
6.63%, 06/15/35	250	230,313
6.50%, 06/02/41(a)	550	487,850
5.50%, 06/27/44(a)	862	692,401
6.38%, 01/23/45	2,750	2,352,539
5.63%, 01/23/46	550	443,025
6.75%, 09/21/47	2,473	2,193,706
6.35%, 02/12/48	2,000	1,711,500
Phillips 66:
4.30%, 04/01/22	1,000	1,053,201
4.65%, 11/15/34(a)	1,355	1,508,190
5.88%, 05/01/42	100	123,770
4.88%, 11/15/44	1,250	1,401,236
Phillips 66 Partners LP, 4.90%, 10/01/46(a)	500	532,764
Pioneer Natural Resources Co., 3.95%, 07/15/22	150	156,056
Plains All American Pipeline LP/PAA Finance Corp.:
3.65%, 06/01/22	500	512,124
2.85%, 01/31/23	250	248,992
3.60%, 11/01/24	750	760,663
4.50%, 12/15/26(a)	500	532,241
5.15%, 06/01/42	50	49,820
4.70%, 06/15/44	750	722,653
4.90%, 02/15/45	1,000	994,650
Sabine Pass Liquefaction LLC:
5.63%, 02/01/21(a)	3,500	3,635,485
5.63%, 03/01/25	1,000	1,120,072
5.00%, 03/15/27(a)	1,000	1,096,455
4.20%, 03/15/28(a)	750	789,538
Shell International Finance BV:
2.25%, 11/10/20(a)	1,120	1,121,620
1.88%, 05/10/21(a)	250	248,893
1.75%, 09/12/21(a)	1,000	991,715
3.40%, 08/12/23(a)	2,000	2,087,936
3.25%, 05/11/25	1,250	1,311,479
2.88%, 05/10/26(a)	500	511,304
2.50%, 09/12/26	1,000	994,088
4.13%, 05/11/35(a)	500	555,824
6.38%, 12/15/38(a)	300	422,177
5.50%, 03/25/40(a)	300	388,083
4.55%, 08/12/43(a)	200	234,264
4.38%, 05/11/45(a)	2,500	2,877,761
4.00%, 05/10/46	750	825,445
3.75%, 09/12/46(a)	900	952,859
Spectra Energy Partners LP:
4.75%, 03/15/24	250	270,774
3.50%, 03/15/25	250	256,623
3.38%, 10/15/26(a)	2,000	2,039,701

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Suncor Energy, Inc.:
3.60%, 12/01/24(a)	$1,165	$1,215,494
6.50%, 06/15/38	500	670,048
6.85%, 06/01/39(a)	250	346,053
4.00%, 11/15/47(a)	1,500	1,554,695
Sunoco Logistics Partners Operations LP:
4.25%, 04/01/24	400	419,514
4.00%, 10/01/27(a)	1,750	1,802,948
4.95%, 01/15/43	250	243,169
5.30%, 04/01/44	100	102,880
5.35%, 05/15/45	250	259,992
5.40%, 10/01/47	500	531,052
TC PipeLines LP:
4.38%, 03/13/25	250	263,436
3.90%, 05/25/27(a)	105	106,876
Total Capital Canada Ltd., 2.75%, 07/15/23(a)	1,150	1,170,276
Total Capital International SA(a):
2.75%, 06/19/21	250	252,883
2.70%, 01/25/23	500	507,590
3.75%, 04/10/24	1,000	1,066,243
3.46%, 02/19/29	3,000	3,194,613
Total Capital SA, 4.25%, 12/15/21(a)	250	262,324
TransCanada PipeLines Ltd.:
2.50%, 08/01/22(a)	1,000	999,331
3.75%, 10/16/23	500	520,950
4.88%, 01/15/26(a)	1,600	1,765,891
4.25%, 05/15/28(a)	750	810,804
4.63%, 03/01/34	2,250	2,497,756
6.20%, 10/15/37	200	250,761
4.75%, 05/15/38(a)	250	274,070
7.25%, 08/15/38	250	347,134
7.63%, 01/15/39(a)	250	360,158
5.00%, 10/16/43	150	167,324
4.88%, 05/15/48(a)	750	837,915
Transcontinental Gas Pipe Line Co. LLC:
7.85%, 02/01/26(a)	250	319,201
4.00%, 03/15/28	750	782,791
4.45%, 08/01/42	250	258,435
Valero Energy Corp.:
3.65%, 03/15/25	1,500	1,556,193
3.40%, 09/15/26	750	764,800
4.00%, 04/01/29	1,000	1,046,962
6.63%, 06/15/37(a)	300	380,075
4.90%, 03/15/45	500	550,910
Western Midstream Operating LP:
4.00%, 07/01/22	250	253,251
3.95%, 06/01/25	750	745,728
4.65%, 07/01/26(a)	250	253,454
4.50%, 03/01/28	1,000	998,411
4.75%, 08/15/28	1,000	1,011,519
Williams Cos., Inc.:
4.00%, 11/15/21	250	257,933
3.60%, 03/15/22(a)	750	769,626
3.70%, 01/15/23	3,000	3,100,560
4.30%, 03/04/24(a)	250	265,195
3.90%, 01/15/25	250	262,186
4.00%, 09/15/25	250	264,556
3.75%, 06/15/27	1,500	1,548,696
6.30%, 04/15/40	250	303,686
5.75%, 06/24/44	1,000	1,167,083
4.90%, 01/15/45	500	523,938
5.10%, 09/15/45(a)	400	432,066
4.85%, 03/01/48(a)	500	534,768

		245,427,290

40	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Paper & Forest Products — 0.1%
Fibria Overseas Finance, Ltd., 5.50%, 01/17/27(a)	$1,000	$1,067,500
Georgia-Pacific LLC, 8.88%, 05/15/31	525	813,316
International Paper Co.:
4.75%, 02/15/22(a)	460	485,755
3.65%, 06/15/24(a)	500	522,523
5.00%, 09/15/35(a)	250	275,861
7.30%, 11/15/39(a)	250	325,724
4.80%, 06/15/44	250	256,613
5.15%, 05/15/46	1,000	1,069,892
4.40%, 08/15/47(a)	500	487,617
4.35%, 08/15/48(a)	750	735,889
WestRock MWV LLC, 8.20%, 01/15/30	100	134,787

		6,175,477

Personal Products — 0.1%
Colgate-Palmolive Co.:
3.25%, 03/15/24	250	262,833
3.70%, 08/01/47	750	803,033
Estee Lauder Cos., Inc.:
3.15%, 03/15/27	1,000	1,035,614
4.15%, 03/15/47(a)	250	279,450
Procter & Gamble Co.(a):
1.90%, 10/23/20	2,500	2,498,792
2.30%, 02/06/22	250	251,977
3.10%, 08/15/23	500	520,150
2.85%, 08/11/27	500	518,171
3.50%, 10/25/47	1,000	1,065,725
Unilever Capital Corp.:
4.25%, 02/10/21	200	206,429
1.38%, 07/28/21(a)	3,000	2,954,670
3.13%, 03/22/23	2,000	2,059,929
3.10%, 07/30/25	250	259,133
2.00%, 07/28/26(a)	750	723,436

		13,439,342

Pharmaceuticals — 1.5%
Abbott Laboratories:
2.55%, 03/15/22	1,000	1,009,912
3.88%, 09/15/25	45	48,501
3.75%, 11/30/26(a)	1,417	1,532,055
4.75%, 11/30/36(a)	2,500	2,953,669
5.30%, 05/27/40(a)	500	616,828
4.75%, 04/15/43(a)	250	292,151
4.90%, 11/30/46(a)	1,000	1,235,759
AbbVie, Inc.:
2.30%, 05/14/21(a)	750	745,465
2.90%, 11/06/22(a)	1,250	1,258,332
2.85%, 05/14/23(a)	1,500	1,513,255
3.75%, 11/14/23(a)	3,000	3,123,396
3.60%, 05/14/25(a)	1,500	1,549,766
3.20%, 05/14/26(a)	1,435	1,450,688
4.50%, 05/14/35(a)	450	464,217
4.30%, 05/14/36(a)	200	200,458
4.40%, 11/06/42(a)	1,400	1,379,768
4.70%, 05/14/45(a)	500	509,010
4.45%, 05/14/46(a)	1,250	1,227,615
4.88%, 11/14/48	1,000	1,052,501
Allergan Finance LLC, 3.25%, 10/01/22(a)	3,150	3,189,086
Allergan Funding SCS:
3.45%, 03/15/22(a)	1,155	1,179,272
3.80%, 03/15/25(a)	1,500	1,556,659
4.55%, 03/15/35	630	636,098
4.85%, 06/15/44	1,250	1,297,799
4.75%, 03/15/45(a)	668	686,155

Security	Par (000)	Value

Pharmaceuticals (continued)
AmerisourceBergen Corp.:
3.45%, 12/15/27	$750	$764,125
4.25%, 03/01/45(a)	250	241,393
4.30%, 12/15/47(a)	500	485,075
AstraZeneca PLC:
2.38%, 11/16/20	500	500,076
2.38%, 06/12/22(a)	500	501,460
3.38%, 11/16/25	1,700	1,778,792
3.13%, 06/12/27(a)	500	511,171
4.00%, 01/17/29(a)	1,500	1,639,012
6.45%, 09/15/37(a)	100	136,604
4.38%, 11/16/45(a)	650	720,352
4.38%, 08/17/48(a)	650	731,568
Bristol-Myers Squibb Co.(a):
2.00%, 08/01/22	250	248,362
4.50%, 03/01/44	250	283,482
Cardinal Health, Inc.:
3.50%, 11/15/24	250	256,689
3.41%, 06/15/27(a)	2,000	1,995,352
4.60%, 03/15/43	50	47,248
4.90%, 09/15/45	250	247,856
CVS Health Corp.:
2.80%, 07/20/20(a)	3,000	3,007,665
3.35%, 03/09/21(a)	1,500	1,520,837
4.13%, 05/15/21(a)	250	256,783
2.13%, 06/01/21	250	248,341
3.50%, 07/20/22(a)	500	513,839
3.70%, 03/09/23(a)	2,000	2,068,293
4.00%, 12/05/23(a)	500	523,309
4.10%, 03/25/25	1,500	1,582,035
3.88%, 07/20/25(a)	443	462,571
2.88%, 06/01/26(a)	750	735,389
4.30%, 03/25/28(a)	4,500	4,745,151
4.88%, 07/20/35(a)	1,000	1,046,876
4.78%, 03/25/38	2,000	2,086,348
5.13%, 07/20/45	1,250	1,333,019
5.05%, 03/25/48	4,750	5,059,316
Eli Lilly & Co.:
2.75%, 06/01/25	45	45,907
3.10%, 05/15/27(a)	750	783,409
3.88%, 03/15/39	1,000	1,082,022
3.70%, 03/01/45	250	260,166
3.95%, 05/15/47	1,000	1,079,571
3.95%, 03/15/49	1,000	1,082,541
Express Scripts Holding Co.:
4.75%, 11/15/21	300	314,987
3.05%, 11/30/22(a)	3,000	3,046,448
3.00%, 07/15/23(a)	1,000	1,012,271
3.50%, 06/15/24	1,250	1,287,299
4.50%, 02/25/26	250	269,784
3.40%, 03/01/27	750	760,602
4.80%, 07/15/46(a)	250	265,702
GlaxoSmithKline Capital PLC(a):
2.85%, 05/08/22	3,650	3,711,333
3.38%, 06/01/29	1,000	1,057,693
GlaxoSmithKline Capital, Inc.:
2.80%, 03/18/23(a)	1,500	1,526,547
3.38%, 05/15/23	1,000	1,040,897
3.63%, 05/15/25(a)	1,500	1,594,392
3.88%, 05/15/28(a)	2,000	2,189,099
5.38%, 04/15/34	250	316,041
6.38%, 05/15/38(a)	300	421,118
Johnson & Johnson:
1.95%, 11/10/20	1,000	1,000,864

SCHEDULE OF INVESTMENTS	41

Schedule of Investments (unaudited) (continued) June 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
1.65%, 03/01/21(a)	$500	$497,115
2.45%, 12/05/21	450	454,654
2.25%, 03/03/22(a)	250	251,697
2.05%, 03/01/23(a)	750	748,171
2.45%, 03/01/26(a)	370	372,025
4.38%, 12/05/33(a)	250	293,339
3.55%, 03/01/36	750	793,409
3.63%, 03/03/37(a)	500	534,666
4.50%, 09/01/40	100	118,867
4.50%, 12/05/43	750	899,142
3.70%, 03/01/46(a)	500	540,662
3.75%, 03/03/47(a)	2,000	2,185,406
3.50%, 01/15/48(a)	750	791,180
Mead Johnson Nutrition Co., 4.60%, 06/01/44(a)	250	287,460
Merck & Co., Inc.(a):
3.88%, 01/15/21	250	255,752
2.35%, 02/10/22	500	504,170
2.75%, 02/10/25	3,570	3,676,888
3.90%, 03/07/39	500	545,153
4.15%, 05/18/43	250	277,000
3.70%, 02/10/45	1,900	2,009,661
4.00%, 03/07/49	1,000	1,111,591
Mylan NV(a):
3.95%, 06/15/26	1,000	966,989
5.25%, 06/15/46	500	466,380
Mylan, Inc.:
4.20%, 11/29/23	250	251,148
4.55%, 04/15/28(a)	800	784,551
5.20%, 04/15/48(a)	1,050	969,576
Novartis Capital Corp.(a):
3.40%, 05/06/24	650	683,528
3.00%, 11/20/25	1,100	1,136,347
3.10%, 05/17/27	5,000	5,182,313
4.40%, 05/06/44	750	877,918
Perrigo Finance Unlimited Co.:
3.90%, 12/15/24(a)	250	248,187
4.38%, 03/15/26	250	250,501
Pfizer, Inc.:
1.95%, 06/03/21	500	498,751
2.20%, 12/15/21(a)	3,000	3,002,680
5.80%, 08/12/23	500	569,331
2.75%, 06/03/26(a)	115	116,614
3.00%, 12/15/26(a)	1,750	1,805,368
3.45%, 03/15/29	1,000	1,058,565
4.00%, 12/15/36	500	545,078
3.90%, 03/15/39	500	540,421
7.20%, 03/15/39(a)	2,250	3,425,089
4.30%, 06/15/43(a)	500	563,614
4.40%, 05/15/44(a)	500	572,228
4.13%, 12/15/46(a)	500	553,751
4.20%, 09/15/48	500	563,366
4.00%, 03/15/49	500	545,100
Sanofi, 3.63%, 06/19/28(a)	2,000	2,150,812
Shire Acquisitions Investments Ireland DAC(a):
2.88%, 09/23/23	500	504,888
3.20%, 09/23/26	900	907,548
Takeda Pharmaceutical Co. Ltd.(f):
4.00%, 11/26/21(a)	3,000	3,104,100
4.40%, 11/26/23	1,000	1,071,461
5.00%, 11/26/28(a)	1,000	1,133,338
Wyeth LLC:
6.50%, 02/01/34(a)	500	697,849
5.95%, 04/01/37	250	331,412

Security	Par (000)	Value

Pharmaceuticals (continued)
Zoetis, Inc.:
3.25%, 02/01/23(a)	$1,000	$1,020,646
3.90%, 08/20/28	1,000	1,065,641
4.70%, 02/01/43(a)	400	451,896
4.45%, 08/20/48(a)	250	275,791

		147,176,281

Real Estate — 0.0%
CBRE Services, Inc.:
5.25%, 03/15/25	250	275,970
4.88%, 03/01/26(a)	250	272,118
Highwoods Realty LP, 4.13%, 03/15/28	250	260,412
Prologis LP:
3.75%, 11/01/25(a)	45	48,104
4.38%, 09/15/48	100	115,509
Vornado Realty LP, 3.50%, 01/15/25(a)	250	255,174

		1,227,287

Road & Rail — 0.4%
Burlington Northern Santa Fe LLC:
3.75%, 04/01/24	50	53,393
3.65%, 09/01/25	750	799,221
7.00%, 12/15/25	250	315,432
3.25%, 06/15/27	1,750	1,840,638
5.40%, 06/01/41(a)	50	63,238
4.40%, 03/15/42	150	170,037
4.38%, 09/01/42	250	283,196
4.45%, 03/15/43(a)	200	229,573
5.15%, 09/01/43	250	310,655
4.90%, 04/01/44(a)	500	611,783
4.55%, 09/01/44	250	289,816
4.15%, 04/01/45(a)	500	558,775
3.90%, 08/01/46	2,000	2,152,011
4.13%, 06/15/47	250	277,675
4.05%, 06/15/48(a)	1,000	1,109,401
4.15%, 12/15/48	500	565,434
Canadian National Railway Co.:
2.85%, 12/15/21	1,000	1,011,463
2.95%, 11/21/24(a)	305	311,696
2.75%, 03/01/26(a)	560	564,259
3.50%, 11/15/42	100	97,050
3.65%, 02/03/48(a)	1,000	1,052,420
Canadian Pacific Railway Co.:
4.45%, 03/15/23	500	533,784
2.90%, 02/01/25	1,000	1,027,145
7.13%, 10/15/31	250	347,084
4.80%, 09/15/35	250	283,585
5.75%, 01/15/42	25	31,559
4.80%, 08/01/45(a)	1,110	1,301,109
CSX Corp.:
3.70%, 10/30/20	100	101,613
3.35%, 11/01/25(a)	250	261,801
3.80%, 03/01/28(a)	3,500	3,762,765
4.75%, 05/30/42	100	113,687
4.30%, 03/01/48(a)	750	812,096
4.50%, 03/15/49	1,000	1,117,609
3.95%, 05/01/50	450	464,361
4.50%, 08/01/54	250	273,336
4.25%, 11/01/66(a)	750	773,098
Kansas City Southern:
3.13%, 06/01/26	250	245,137
4.70%, 05/01/48	500	560,172
Norfolk Southern Corp.:
3.00%, 04/01/22(a)	1,750	1,779,210

42	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Road & Rail (continued)
3.85%, 01/15/24	$1,000	$1,055,235
3.15%, 06/01/27(a)	880	902,128
3.95%, 10/01/42	100	103,124
4.80%, 08/15/43	131	147,363
4.45%, 06/15/45	250	278,191
3.94%, 11/01/47(a)	225	234,171
4.15%, 02/28/48(a)	250	268,623
4.05%, 08/15/52	1,000	1,042,317
Ryder System, Inc., 3.40%, 03/01/23	500	513,705
Union Pacific Corp.:
4.16%, 07/15/22(a)	100	104,981
3.65%, 02/15/24(a)	1,000	1,050,031
3.25%, 08/15/25(a)	250	260,027
2.75%, 03/01/26	1,000	1,004,653
3.95%, 09/10/28(a)	1,000	1,094,185
3.60%, 09/15/37	1,250	1,270,220
4.38%, 09/10/38(a)	2,750	3,046,605
4.30%, 06/15/42	50	53,803
4.75%, 12/15/43	250	282,214
4.05%, 11/15/45(a)	250	261,348
4.05%, 03/01/46(a)	140	147,087
4.50%, 09/10/48	500	568,914
3.80%, 10/01/51	250	251,281
4.80%, 09/10/58	200	232,677

		40,629,200

Semiconductors & Semiconductor Equipment — 0.4%
Altera Corp., 4.10%, 11/15/23	250	268,608
Analog Devices, Inc.:
2.95%, 01/12/21	1,000	1,009,094
3.50%, 12/05/26	750	764,312
Applied Materials, Inc.:
4.30%, 06/15/21	500	520,974
3.90%, 10/01/25	160	171,732
3.30%, 04/01/27(a)	1,000	1,038,480
5.85%, 06/15/41(a)	300	386,967
4.35%, 04/01/47(a)	500	558,535
Broadcom Corp./Broadcom Cayman Finance Ltd.:
3.00%, 01/15/22(a)	1,500	1,503,898
2.65%, 01/15/23	1,500	1,478,766
3.63%, 01/15/24	250	252,368
3.88%, 01/15/27	3,750	3,674,630
3.50%, 01/15/28(a)	500	474,668
Broadcom, Inc.(f):
3.13%, 10/15/22	1,000	1,006,296
3.63%, 10/15/24(a)	2,000	2,009,942
4.25%, 04/15/26	1,000	1,014,876
4.75%, 04/15/29	1,000	1,026,782
Intel Corp.:
2.45%, 07/29/20(a)	2,000	2,004,080
1.70%, 05/19/21(a)	1,000	992,371
3.70%, 07/29/25(a)	1,000	1,072,186
4.10%, 05/19/46	2,500	2,734,755
4.10%, 05/11/47(a)	250	274,221
3.73%, 12/08/47(a)	1,399	1,462,961
KLA-Tencor Corp.:
4.65%, 11/01/24	305	334,227
4.10%, 03/15/29(a)	1,000	1,052,013
Lam Research Corp.:
3.80%, 03/15/25(a)	230	242,757
4.88%, 03/15/49	1,000	1,101,282
Maxim Integrated Products, Inc., 3.38%, 03/15/23	100	102,073
Micron Technology, Inc.(a):
4.64%, 02/06/24	100	104,276

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
4.98%, 02/06/26	$250	$262,741
5.33%, 02/06/29	250	264,980
NVIDIA Corp.:
2.20%, 09/16/21	300	299,240
3.20%, 09/16/26(a)	1,000	1,022,903
NXP BV/NXP Funding LLC/NXP USA, Inc.(f):
3.88%, 06/18/26	320	328,880
4.30%, 06/18/29	1,000	1,030,880
QUALCOMM, Inc.:
3.00%, 05/20/22	500	509,286
2.60%, 01/30/23	1,140	1,143,924
3.45%, 05/20/25(a)	250	259,508
3.25%, 05/20/27(a)	500	510,043
4.65%, 05/20/35(a)	250	279,159
4.80%, 05/20/45(a)	750	841,719
4.30%, 05/20/47(a)	1,500	1,570,274
Seagate HDD Cayman:
4.75%, 06/01/23(a)	500	515,966
4.88%, 06/01/27	500	501,737
5.75%, 12/01/34(a)	650	646,655
Texas Instruments, Inc., 4.15%, 05/15/48(a)	1,000	1,134,640
Xilinx, Inc., 3.00%, 03/15/21(a)	75	75,641

		39,836,306

Software — 0.6%
Activision Blizzard, Inc., 3.40%, 06/15/27	1,000	1,004,711
Autodesk, Inc., 3.50%, 06/15/27	2,000	2,021,388
CA, Inc., 4.50%, 08/15/23(a)	170	175,813
Microsoft Corp.:
3.00%, 10/01/20	50	50,619
2.00%, 11/03/20(a)	500	499,801
1.55%, 08/08/21	1,000	991,486
2.40%, 02/06/22	1,000	1,010,500
2.38%, 02/12/22	1,000	1,010,113
2.65%, 11/03/22(a)	500	511,110
2.00%, 08/08/23	2,000	1,996,445
2.88%, 02/06/24(a)	865	896,263
3.13%, 11/03/25	500	526,359
2.40%, 08/08/26(a)	1,485	1,492,508
3.30%, 02/06/27(a)	5,500	5,844,184
3.50%, 02/12/35(a)	1,165	1,243,053
4.20%, 11/03/35	250	286,680
3.45%, 08/08/36	750	793,618
4.10%, 02/06/37	1,250	1,426,202
4.50%, 10/01/40(a)	500	593,680
5.30%, 02/08/41(a)	100	130,594
3.75%, 05/01/43	150	162,740
3.75%, 02/12/45(a)	500	543,952
4.45%, 11/03/45	1,500	1,798,877
3.70%, 08/08/46(a)	1,500	1,621,255
4.00%, 02/12/55	1,750	1,967,271
4.75%, 11/03/55(a)	250	317,353
3.95%, 08/08/56	250	278,196
4.50%, 02/06/57	1,500	1,836,504
Series 30Y, 4.25%, 02/06/47(a)	1,500	1,767,599
Oracle Corp.:
3.88%, 07/15/20	100	101,751
2.80%, 07/08/21	1,000	1,013,570
1.90%, 09/15/21	2,000	1,989,877
2.50%, 10/15/22	3,250	3,272,956
2.63%, 02/15/23	2,000	2,030,370
2.40%, 09/15/23(a)	1,000	1,001,380
2.95%, 11/15/24(a)	500	515,117
2.95%, 05/15/25(a)	500	514,522

SCHEDULE OF INVESTMENTS	43

Schedule of Investments (unaudited) (continued) June 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
2.65%, 07/15/26	$745	$748,408
3.25%, 11/15/27(a)	2,750	2,879,619
3.25%, 05/15/30(a)	250	263,308
4.30%, 07/08/34	250	284,473
3.90%, 05/15/35(a)	500	541,313
3.85%, 07/15/36(a)	750	795,674
3.80%, 11/15/37(a)	750	795,800
6.13%, 07/08/39(a)	500	685,426
5.38%, 07/15/40(a)	400	506,836
4.50%, 07/08/44(a)	500	565,122
4.13%, 05/15/45(a)	2,250	2,434,765
4.00%, 07/15/46(a)	750	804,092
4.00%, 11/15/47(a)	1,500	1,611,961
4.38%, 05/15/55(a)	250	276,876
salesforce.com, Inc., 3.25%, 04/11/23(a)	500	518,942

		56,951,032

Specialty Retail — 0.2%
Advance Auto Parts, Inc., 4.50%, 12/01/23(a)	250	268,251
AutoZone, Inc.:
3.70%, 04/15/22	50	51,759
3.13%, 07/15/23(a)	250	255,665
3.25%, 04/15/25	165	168,591
Costco Wholesale Corp.:
2.25%, 02/15/22	85	85,441
3.00%, 05/18/27(a)	1,500	1,551,539
Dollar Tree, Inc., 4.20%, 05/15/28(a)	1,000	1,035,617
Home Depot, Inc.:
2.00%, 04/01/21(a)	500	499,797
4.40%, 04/01/21	150	155,224
2.63%, 06/01/22(a)	2,750	2,796,869
3.35%, 09/15/25(a)	500	528,362
2.13%, 09/15/26	500	489,322
2.80%, 09/14/27	500	507,157
3.90%, 12/06/28(a)	440	484,227
5.88%, 12/16/36	100	132,689
5.40%, 09/15/40(a)	500	628,644
4.20%, 04/01/43	250	277,997
4.40%, 03/15/45	2,250	2,603,961
4.25%, 04/01/46(a)	1,000	1,128,287
3.90%, 06/15/47	500	541,145
4.50%, 12/06/48	1,000	1,180,516
3.50%, 09/15/56	140	138,187
Lowe’s Cos., Inc.:
3.80%, 11/15/21	250	257,704
3.12%, 04/15/22(a)	1,600	1,631,547
3.38%, 09/15/25(a)	500	519,573
2.50%, 04/15/26(a)	955	937,496
3.65%, 04/05/29	500	522,066
4.25%, 09/15/44	250	253,870
4.38%, 09/15/45(a)	1,000	1,041,954
3.70%, 04/15/46	250	235,412
4.05%, 05/03/47	1,000	992,246
4.55%, 04/05/49	500	536,791
Macy’s Retail Holdings, Inc.:
3.88%, 01/15/22	300	305,284
4.38%, 09/01/23(a)	200	204,445
3.63%, 06/01/24(a)	250	245,631
4.50%, 12/15/34	60	54,535
QVC, Inc.:
5.45%, 08/15/34	200	196,945
5.95%, 03/15/43(a)	350	335,620

		23,780,366

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals — 0.5%
Adobe, Inc., 3.25%, 02/01/25(a)	$70	$73,000
Apple, Inc.:
2.00%, 11/13/20(a)	3,000	2,998,398
2.25%, 02/23/21(a)	500	501,786
1.55%, 08/04/21	1,000	990,323
2.50%, 02/09/22(a)	1,000	1,012,017
2.10%, 09/12/22	500	501,265
2.40%, 01/13/23	1,000	1,008,627
2.85%, 02/23/23	250	255,997
2.40%, 05/03/23(a)	2,000	2,019,804
3.45%, 05/06/24(a)	1,000	1,057,988
2.50%, 02/09/25(a)	140	141,443
3.20%, 05/13/25(a)	750	783,988
3.25%, 02/23/26(a)	2,660	2,779,219
2.45%, 08/04/26(a)	1,410	1,405,198
3.35%, 02/09/27	2,000	2,100,068
3.20%, 05/11/27	1,000	1,042,634
2.90%, 09/12/27(a)	1,000	1,023,745
3.00%, 11/13/27(a)	1,000	1,029,178
4.50%, 02/23/36(a)	250	293,079
3.85%, 05/04/43(a)	1,250	1,324,842
4.45%, 05/06/44(a)	250	287,731
3.45%, 02/09/45(a)	350	348,766
4.38%, 05/13/45(a)	500	569,869
4.65%, 02/23/46(a)	2,980	3,534,533
3.85%, 08/04/46(a)	750	797,311
4.25%, 02/09/47(a)	250	281,043
3.75%, 11/13/47(a)	1,250	1,313,274
Dell International LLC/EMC Corp.(f):
4.42%, 06/15/21(a)	500	515,220
5.45%, 06/15/23(a)	3,000	3,233,375
6.02%, 06/15/26	3,090	3,408,832
5.30%, 10/01/29	2,000	2,107,600
8.10%, 07/15/36(a)	500	616,422
8.35%, 07/15/46(a)	850	1,073,123
Hewlett Packard Enterprise Co.(a):
3.60%, 10/15/20	1,000	1,013,158
4.40%, 10/15/22	1,500	1,582,251
4.90%, 10/15/25	1,750	1,906,485
6.20%, 10/15/35	500	561,488
6.35%, 10/15/45	250	277,017
HP, Inc.:
4.05%, 09/15/22	1,000	1,044,778
6.00%, 09/15/41(a)	650	715,619
NetApp, Inc., 3.38%, 06/15/21	105	106,242

		47,636,736

Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc.(a):
3.88%, 11/01/45	500	538,393
3.38%, 11/01/46	1,500	1,482,664
VF Corp., 3.50%, 09/01/21	100	102,549

		2,123,606

Tobacco — 0.3%
Altria Group, Inc.:
4.75%, 05/05/21	1,000	1,041,861
2.85%, 08/09/22(a)	1,500	1,515,845
4.00%, 01/31/24(a)	250	261,989
4.80%, 02/14/29(a)	4,000	4,303,165
5.80%, 02/14/39	1,000	1,123,637
4.50%, 05/02/43(a)	400	379,962
5.38%, 01/31/44	320	343,191
3.88%, 09/16/46(a)	1,250	1,110,690
5.95%, 02/14/49	1,000	1,141,397

44	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tobacco (continued)
BAT Capital Corp.:
2.30%, 08/14/20	$1,000	$997,920
2.76%, 08/15/22(a)	3,000	3,004,552
3.22%, 08/15/24(a)	750	754,925
3.56%, 08/15/27(a)	1,000	994,739
4.39%, 08/15/37	1,250	1,184,510
4.54%, 08/15/47	1,700	1,576,733
Philip Morris International, Inc.:
4.13%, 05/17/21	50	51,560
2.63%, 03/06/23(a)	250	252,387
2.13%, 05/10/23(a)	1,000	989,153
3.25%, 11/10/24(a)	1,000	1,035,609
3.38%, 08/11/25(a)	750	779,858
2.75%, 02/25/26(a)	415	417,514
3.13%, 08/17/27	1,000	1,023,512
6.38%, 05/16/38(a)	2,000	2,647,106
4.50%, 03/20/42	50	53,844
3.88%, 08/21/42(a)	350	347,042
4.13%, 03/04/43	450	459,469
4.88%, 11/15/43(a)	250	283,506
4.25%, 11/10/44(a)	365	382,025
Reynolds American, Inc.:
4.45%, 06/12/25	1,000	1,060,400
5.70%, 08/15/35(a)	325	356,600
6.15%, 09/15/43	150	163,541
5.85%, 08/15/45(a)	750	807,758

		30,846,000

Trading Companies & Distributors — 0.0%
GATX Corp., 3.25%, 09/15/26	750	740,310

Water Utilities — 0.0%
American Water Capital Corp.:
3.40%, 03/01/25	250	259,997
2.95%, 09/01/27(a)	500	503,382
3.75%, 09/01/28	1,500	1,593,405
3.45%, 06/01/29(a)	500	519,857
4.30%, 09/01/45	250	272,712
3.75%, 09/01/47(a)	500	506,626
4.15%, 06/01/49	500	540,728

		4,196,707

Wireless Telecommunication Services — 0.2%
America Movil SAB de CV:
3.13%, 07/16/22(a)	3,500	3,561,898
3.63%, 04/22/29	1,000	1,038,740
6.13%, 03/30/40	250	325,938
4.38%, 07/16/42(a)	850	909,234
4.38%, 04/22/49	500	539,580
American Tower Corp.:
3.50%, 01/31/23	150	154,850
3.95%, 03/15/29	1,000	1,046,761
Rogers Communications, Inc.(a):
3.00%, 03/15/23	650	662,507
3.63%, 12/15/25	565	596,570
2.90%, 11/15/26	1,000	1,005,098
5.00%, 03/15/44	250	288,695
4.30%, 02/15/48	750	798,715
4.35%, 05/01/49	500	541,102
Vodafone Group PLC:
3.75%, 01/16/24(a)	1,000	1,045,538
4.13%, 05/30/25(a)	1,000	1,063,232
4.38%, 05/30/28	1,000	1,080,988
7.88%, 02/15/30	100	135,043
5.00%, 05/30/38	500	543,903

Security	Par (000)	Value

Wireless Telecommunication Services (continued)
4.38%, 02/19/43(a)	$950	$933,599
5.25%, 05/30/48	2,500	2,759,726
4.88%, 06/19/49	500	525,381

		19,557,098

Total Corporate Bonds — 25.1% (Cost — $2,367,648,989)		2,478,667,402

Foreign Agency Obligations — 2.9%
African Development Bank:
2.63%, 03/22/21	500	506,118
1.25%, 07/26/21	500	494,226
Asian Development Bank:
2.25%, 01/20/21	5,000	5,022,092
1.63%, 03/16/21	750	746,738
2.00%, 02/16/22(a)	2,000	2,010,450
1.88%, 02/18/22	1,000	1,001,399
1.75%, 09/13/22	500	499,280
2.75%, 03/17/23(a)	3,750	3,876,602
2.63%, 01/30/24	2,000	2,067,183
2.00%, 04/24/26	1,000	1,002,530
2.75%, 01/19/28(a)	750	788,599
Series 5Y, 1.88%, 08/10/22	500	500,907
Chile Government International Bond:
3.25%, 09/14/21	500	512,031
3.24%, 02/06/28	2,000	2,096,875
3.63%, 10/30/42	350	366,100
3.86%, 06/21/47(a)	1,000	1,084,687
Colombia Government International Bond:
4.38%, 07/12/21	750	776,250
2.63%, 03/15/23	250	249,375
4.00%, 02/26/24	2,750	2,880,625
4.50%, 01/28/26	2,250	2,431,125
3.88%, 04/25/27	1,000	1,043,500
4.50%, 03/15/29	1,500	1,641,562
7.38%, 09/18/37	100	136,063
6.13%, 01/18/41	1,000	1,240,937
5.63%, 02/26/44	950	1,126,344
5.00%, 06/15/45	2,000	2,213,000
5.20%, 05/15/49	1,000	1,136,875
European Bank for Reconstruction & Development:
2.75%, 04/26/21(a)	1,000	1,015,740
2.75%, 03/07/23	1,000	1,032,729
European Investment Bank:
1.63%, 08/14/20	3,000	2,988,325
1.63%, 12/15/20	4,000	3,983,596
2.00%, 03/15/21	1,500	1,502,303
2.38%, 05/13/21	4,000	4,039,255
1.63%, 06/15/21	2,000	1,990,579
1.38%, 09/15/21	2,000	1,981,051
2.25%, 03/15/22(a)	1,000	1,012,254
2.63%, 05/20/22	10,000	10,228,142
2.00%, 12/15/22(a)	1,000	1,006,948
2.50%, 03/15/23	2,000	2,050,299
2.88%, 08/15/23	1,500	1,561,096
3.25%, 01/29/24	1,000	1,061,443
2.63%, 03/15/24	2,000	2,070,762
2.13%, 04/13/26(a)	1,000	1,009,264
2.38%, 05/24/27(a)	3,500	3,602,775
Export Development Canada:
1.75%, 07/21/20	500	498,597
2.00%, 05/17/22(a)	4,000	4,018,624
2.50%, 01/24/23(a)	2,000	2,046,930

SCHEDULE OF INVESTMENTS	45

Schedule of Investments (unaudited) (continued) June 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Foreign Agency Obligations (continued)
Export-Import Bank of Korea:
4.00%, 01/29/21	$3,000	$3,080,625
1.88%, 10/21/21	2,000	1,983,125
2.75%, 01/25/22	1,000	1,010,938
3.25%, 11/10/25	500	520,868
3.25%, 08/12/26	500	516,094
FMS Wertmanagement:
1.38%, 06/08/21	1,000	990,452
2.00%, 08/01/22	1,000	1,004,323
2.75%, 03/06/23	500	516,135
Hungary Government International Bond:
6.38%, 03/29/21	5,000	5,335,850
5.38%, 02/21/23	500	551,719
5.75%, 11/22/23	500	567,188
5.38%, 03/25/24(a)	500	564,688
7.63%, 03/29/41	250	400,625
Indonesia Government International Bond:
4.10%, 04/24/28	2,000	2,112,500
4.75%, 02/11/29	2,000	2,220,000
4.35%, 01/11/48	1,400	1,449,437
Inter-American Development Bank:
1.88%, 03/15/21	500	500,115
2.63%, 04/19/21(a)	5,000	5,065,072
1.25%, 09/14/21(a)	1,000	987,951
2.13%, 01/18/22(a)	1,000	1,007,974
1.75%, 04/14/22	750	748,790
1.75%, 09/14/22	2,000	1,997,044
2.63%, 01/16/24(a)	5,000	5,157,476
2.00%, 06/02/26	500	500,421
2.38%, 07/07/27	1,000	1,023,983
2.25%, 06/18/29	2,000	2,017,311
3.20%, 08/07/42	750	807,647
International Bank for Reconstruction & Development:
2.13%, 11/01/20	500	501,061
2.00%, 01/26/22(a)	3,000	3,015,944
7.63%, 01/19/23	1,000	1,197,670
1.75%, 04/19/23	1,000	998,030
3.00%, 09/27/23	2,000	2,096,281
2.50%, 03/19/24(a)	3,000	3,085,820
4.75%, 02/15/35	500	641,558
Series GDIF, 1.13%, 08/10/20(a)	1,000	990,443
Series GDIF, 1.63%, 09/04/20	2,000	1,992,398
Series GDIF, 1.63%, 03/09/21	1,500	1,494,465
Series GDIF, 1.38%, 05/24/21	4,500	4,458,707
Series GDIF, 2.25%, 06/24/21	1,000	1,008,197
Series GDIF, 2.75%, 07/23/21	2,000	2,036,963
Series GDIF, 1.38%, 09/20/21	1,000	990,070
Series GDIF, 2.50%, 07/29/25(a)	1,000	1,031,682
Series GDIF, 1.88%, 10/27/26	750	744,896
Series GDIF, 2.50%, 11/22/27	2,000	2,069,116
International Finance Corp.:
1.63%, 07/16/20	500	498,030
2.25%, 01/25/21	750	753,968
1.13%, 07/20/21	500	492,809
2.88%, 07/31/23	750	780,167
Israel Government International Bond:
4.00%, 06/30/22	900	946,125
3.15%, 06/30/23	3,000	3,108,750
3.25%, 01/17/28	2,000	2,112,500
4.50%, 01/30/43	200	229,688
Italian Government International Bond:
6.88%, 09/27/23	100	113,046
5.38%, 06/15/33	250	274,444

Security	Par (000)	Value

Foreign Agency Obligations (continued)
Japan Bank for International Cooperation:
2.13%, 07/21/20	$4,000	$4,000,799
1.88%, 04/20/21	2,000	1,996,166
1.50%, 07/21/21	500	495,415
2.00%, 11/04/21(a)	2,000	1,998,891
2.38%, 07/21/22	1,000	1,010,426
2.38%, 11/16/22	2,000	2,021,049
3.25%, 07/20/23	600	627,093
3.38%, 07/31/23	500	524,953
3.38%, 10/31/23	500	526,133
2.38%, 04/20/26(a)	750	755,328
2.25%, 11/04/26	500	498,811
2.75%, 11/16/27	500	513,213
3.25%, 07/20/28	2,000	2,141,261
Korea Development Bank:
3.38%, 03/12/23	4,000	4,140,644
2.75%, 03/19/23	1,000	1,013,750
Korea International Bond:
4.13%, 06/10/44(a)	250	292,378
3.88%, 09/20/48	2,000	2,280,625
Landwirtschaftliche Rentenbank:
2.25%, 10/01/21	500	504,696
1.75%, 07/27/26(a)	1,000	985,226
Mexico Government International Bond:
3.63%, 03/15/22	2,750	2,819,609
4.00%, 10/02/23(a)	250	261,250
3.60%, 01/30/25(a)	500	511,750
4.13%, 01/21/26	3,000	3,143,250
4.15%, 03/28/27(a)	1,000	1,050,000
6.75%, 09/27/34	150	190,734
6.05%, 01/11/40	4,300	5,129,900
4.75%, 03/08/44	1,700	1,776,500
5.55%, 01/21/45	1,525	1,778,055
4.60%, 01/23/46(a)	1,500	1,539,844
4.35%, 01/15/47	750	745,078
4.60%, 02/10/48	2,000	2,065,000
Nordic Investment Bank, 1.50%, 09/29/20	1,500	1,491,465
Panama Government International Bond:
3.75%, 03/16/25	3,500	3,691,406
3.88%, 03/17/28	1,500	1,604,062
6.70%, 01/26/36	350	476,875
4.50%, 05/15/47(a)	750	846,563
4.50%, 04/16/50(a)	750	841,641
Peruvian Government International Bond:
7.35%, 07/21/25	400	510,125
4.13%, 08/25/27	1,000	1,115,937
2.84%, 06/20/30	2,000	2,013,000
8.75%, 11/21/33	441	712,491
6.55%, 03/14/37	250	353,125
5.63%, 11/18/50(a)	1,050	1,449,000
Philippine Government International Bond:
4.00%, 01/15/21	4,500	4,616,719
4.20%, 01/21/24	2,500	2,694,531
3.75%, 01/14/29(a)	3,000	3,270,000
7.75%, 01/14/31(a)	500	735,469
6.38%, 10/23/34	250	348,438
5.00%, 01/13/37	1,000	1,253,750
3.95%, 01/20/40	250	279,375
3.70%, 03/01/41	1,100	1,195,219
3.70%, 02/02/42(a)	2,000	2,178,750
Poland Government International Bond:
5.13%, 04/21/21	3,000	3,153,690
5.00%, 03/23/22	2,050	2,206,312

46	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Foreign Agency Obligations (continued)
3.00%, 03/17/23	$200	$205,250
4.00%, 01/22/24	250	268,695
3.25%, 04/06/26	250	263,985
Province of Alberta Canada, 2.20%, 07/26/22(a)	1,000	1,006,400
Province of British Columbia Canada:
2.65%, 09/22/21(a)	1,000	1,016,710
2.00%, 10/23/22	750	752,230
Province of Manitoba Canada:
2.05%, 11/30/20	500	500,190
2.13%, 05/04/22	2,000	2,007,595
Province of Ontario Canada:
2.40%, 02/08/22	1,000	1,012,410
2.55%, 04/25/22(a)	4,000	4,065,319
2.25%, 05/18/22(a)	2,000	2,016,104
2.20%, 10/03/22	2,000	2,014,362
2.50%, 04/27/26(a)	3,000	3,050,836
Province of Quebec Canada:
3.50%, 07/29/20	500	507,720
2.75%, 08/25/21	500	509,230
2.38%, 01/31/22(a)	1,000	1,011,417
2.63%, 02/13/23	250	255,744
2.50%, 04/20/26(a)	2,750	2,807,049
Series QO, 2.88%, 10/16/24	500	521,130
Svensk Exportkredit AB:
2.88%, 05/22/21	2,000	2,035,465
2.38%, 03/09/22(a)	1,500	1,519,056
Uruguay Government International Bond:
8.00%, 11/18/22(a)	150	169,547
4.50%, 08/14/24(a)	1,250	1,335,625
4.38%, 10/27/27(a)	1,000	1,080,313
4.38%, 01/23/31(a)	3,000	3,252,187
5.10%, 06/18/50	1,750	1,972,250
4.98%, 04/20/55	500	553,438

Total Foreign Agency Obligations — 2.9% (Cost — $277,658,072)		286,539,391

Municipal Bonds — 0.6%
American Municipal Power, Inc., RB, :
7.83%, 02/15/41	650	1,027,377
8.08%, 02/15/50	500	870,345
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge:
Series F-2, 6.26%, 04/01/49	750	1,127,400
Series S-1, 6.92%, 04/01/40	530	770,477
Series S-1, 7.04%, 04/01/50	100	161,696
Series S-3, 6.91%, 10/01/50	200	323,866
Chicago O’Hare International Airport, ARB, :
4.47%, 01/01/49	165	193,027
4.57%, 01/01/54	165	197,649
Chicago O’Hare International Airport, Refunding ARB, Build America Bonds, Series B, 6.40%, 01/01/40	250	353,460
Chicago Transit Authority, RB:
Build America Bonds, Series B, 6.20%, 12/01/40	435	568,484
Pension Funding, Series A, 6.90%, 12/01/40	530	716,682
City & County of San Francisco California Public Utilities Commission Water Revenue, RB, Build America Bonds, Sub-Series G, 6.95%, 11/01/50	100	154,288
City of Los Angeles California Department of Water & Power, RB, Build America Bonds:
5.72%, 07/01/39	200	268,242
6.60%, 07/01/50	90	141,979
Series D, 6.57%, 07/01/45	675	1,025,804

Security	Par (000)	Value

Municipal Bonds (continued)
City of New York New York, Series A-2, 5.21%, 10/01/31	$225	$272,041
City of New York New York, GO, Build America Bonds:
5.52%, 10/01/37	500	643,300
Series F1, 6.27%, 12/01/37	300	415,863
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution, Series GG, Build America Bonds, 5.72%, 06/15/42	300	415,704
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Build America Bonds, Fiscal 2010, Series EE, 6.01%, 06/15/42	600	851,388
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Build America Bonds, Future Tax Secured, Sub-Series B-1, 5.57%, 11/01/38	345	437,460
City of San Antonio Texas Electric & Gas Systems Revenue, RB:
4.43%, 02/01/42	170	196,697
Build America Bonds, 5.72%, 02/01/41	200	266,294
Junior Lien, Build America Bonds, 5.81%, 02/01/41	250	342,282
Commonwealth of Massachusetts, GO, Build America Bonds, 5.46%, 12/01/39	500	636,180
County of Clark Nevada Department of Aviation, ARB, Build America Bonds, Series C, 6.82%, 07/01/45	450	706,113
County of Los Angeles California Metropolitan Transportation Authority, RB, Build America Bonds, 5.74%, 06/01/39	100	130,287
County of Los Angeles Public Works Financing Authority, RB, 7.62%, 08/01/40	100	156,063
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series C, 4.28%, 10/01/41	665	707,853
County of San Diego California Regional Transportation Commission, RB, Build America Bonds, Series A, 5.91%, 04/01/48	260	369,379
County of San Diego California Water Authority, RB, Build America Bonds, Series B, 6.14%, 05/01/49	315	445,725
Dallas Area Rapid Transit, RB, Build America Bonds, Senior Lien, Series B, 5.02%, 12/01/48	560	716,335
District of Columbia, RB, Build America Bonds, Series E, 5.59%, 12/01/34	200	252,774
District of Columbia Water & Sewer Authority, RB, Series A, 4.81%, 10/01/14	200	252,326
East Bay Municipal Utility District Water System Revenue, RB, Build America Bonds, 5.87%, 06/01/40	100	136,115
Health & Educational Facilities Authority of the State of Missouri, RB, Taxable, Washington University, Series A, 3.65%, 08/15/57	240	250,831
JobsOhio Beverage System, Refunding RB, :
3.99%, 01/01/29	100	109,045
4.53%, 01/01/35	100	117,017
Los Angeles California Community College District, GO, Build America Bonds, 6.75%, 08/01/49	200	311,712
Los Angeles California Unified School District, GO, :
5.76%, 07/01/29	300	366,387
5.75%, 07/01/34	850	1,083,750
6.76%, 07/01/34	450	618,327
Massachusetts School Building Authority, RB, Build America Bonds, 5.72%, 08/15/39	585	759,178

SCHEDULE OF INVESTMENTS	47

Schedule of Investments (unaudited) (continued) June 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, 4.05%, 07/01/26	$350	$376,736
Metropolitan Transportation Authority, RB, Build America Bonds:
6.67%, 11/15/39	515	719,615
Series E, 6.81%, 11/15/40	400	564,636
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, ARB, Dulles Toll Road Revenue, Build America Bonds, 7.46%, 10/01/46	100	158,996
Metropolitan Water Reclamation District of Greater Chicago, GO, Build America Bonds, 5.72%, 12/01/38	150	195,398
Municipal Electric Authority of Georgia, Refunding RB, Build America Bonds, Series A, 6.64%, 04/01/57	343	412,344
New Jersey EDA, RB, Series A (NPFGC), 7.43%, 02/15/29	1,450	1,833,336
New Jersey State Turnpike Authority, RB, Build America Bonds:
Series A, 7.10%, 01/01/41	750	1,130,220
Series F, 7.41%, 01/01/40	900	1,392,417
New Jersey Transportation Trust Fund Authority, RB, Build America Bonds:
Series B, 6.56%, 12/15/40	100	135,292
Series C, 5.75%, 12/15/28	350	402,745
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Build America Bonds, 5.77%, 08/01/36	100	125,835
New York City Water & Sewer System, RB, Build America Bonds:
5.88%, 06/15/44	100	141,419
2nd General Resolution, Fiscal 2020, Series DD, 5.95%, 06/15/42(a)	115	161,782
New York City Water & Sewer System, Refunding RB, Build America Bonds, 2nd General Resolution, Fiscal 2011, Series AA, 5.44%, 06/15/43	200	266,470
New York State Dormitory Authority, RB, Build America Bonds, 5.60%, 03/15/40(a)	475	610,522
New York State Urban Development Corp., RB, Build America Bonds, 5.77%, 03/15/39	200	242,914
North Texas Tollway Authority, RB, Build America Bonds, Series B, 6.72%, 01/01/49	550	852,918
Ohio State University, RB:
Build America Bonds, Series C, 4.91%, 06/01/40	200	247,630
Series A, 3.80%, 12/01/46	200	214,860
Ohio Water Development Authority Water Pollution Control Loan Fund, RB, Build America Bonds, Series B-2, 4.88%, 12/01/34	100	116,884
Oregon School Boards Association, Refunding, GOL, Taxable Pension, Series B (NPFCG), 5.55%, 06/30/28	375	443,985
Permanent University Fund — University of Texas System, Refunding RB, 3.38%, 07/01/47	540	558,301
Port Authority of New York & New Jersey, ARB:
192nd Series, 4.81%, 10/15/65	100	124,832
Consolidated, 160th Series, 5.65%, 11/01/40	1,245	1,658,128
Consolidated, 168th Series, 4.93%, 10/01/51	250	318,542
Consolidated, 181th Series, 4.96%, 08/01/46	180	227,695
Port Authority of New York & New Jersey, RB:
159th Series, 6.04%, 12/01/29	200	261,008
182nd Series, 5.31%, 08/01/46	100	111,661
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 174th Series, 4.46%, 10/01/62(a)	800	960,272

Security	Par (000)	Value

Municipal Bonds (continued)
Regents of the University of California Medical Center Pooled Revenue, RB, Regents, Build America Bonds, Series H, 6.55%, 05/15/48	$50	$71,702
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Build America Bonds, Series F, 6.58%, 05/15/49	600	860,424
Regional Transportation District, RB, Build America Bonds, Series B, 5.84%, 11/01/50	100	143,459
Salt River Project Agricultural Improvement & Power District, RB, Build America Bonds, Series A, 4.84%, 01/01/41	220	269,845
Santa Clara Valley Transportation Authority, RB, Build America Bonds, Series A, 5.88%, 04/01/32	100	123,568
South Carolina Public Service Authority, RB, Build America Bonds, Series C, 6.45%, 01/01/50	100	149,633
State Board of Administration Finance Corp., RB, :
3.00%, 07/01/20	300	301,845
2.64%, 07/01/21	200	201,700
State of California, GO, :
5.70%, 11/01/21	200	216,176
2.37%, 04/01/22	500	505,275
7.50%, 04/01/34	645	973,331
7.55%, 04/01/39	1,375	2,170,149
7.30%, 10/01/39	600	902,508
7.35%, 11/01/39	800	1,209,088
7.60%, 11/01/40(a)	1,850	3,000,552
State of California, GO, Refunding:
2.80%, 04/01/21	95	96,248
3.38%, 04/01/25	100	105,879
3.50%, 04/01/28	355	383,066
4.50%, 04/01/33	200	226,086
4.60%, 04/01/38	165	183,505
State of California Department of Water Res. Power Supply Revenue, Refunding RB, Series P, 2.00%, 05/01/22	250	250,277
State of Connecticut, GO:
Build America Bonds, Series D, 5.09%, 10/01/30	150	173,072
Series A, 5.85%, 03/15/32	300	379,089
State of Illinois, GO, Pension, 5.10%, 06/01/33(a)	4,400	4,632,144
State of Oregon, GO:
5.76%, 06/01/23	68	73,458
5.89%, 06/01/27	750	904,582
State of Oregon Department of Transportation, RB, Build America Bonds, Sub-Lien, Series A, 5.83%, 11/15/34	125	165,485
State of Texas, GO, Build America Bonds, Series A, 5.52%, 04/01/39(a)	1,000	1,322,120
State of Washington, GO, Build America Bonds, 5.14%, 08/01/40	200	250,206
State of Wisconsin, RB, Series A (AGM), 5.70%, 05/01/26	90	102,995
State of Wisconsin, Refunding RB:
Series A, 3.95%, 05/01/36	600	636,030
Series C, 3.15%, 05/01/27	320	334,179
Texas Transportation Commission State Highway Fund, RB, 1st Tier, Build America Bonds, Series B, 5.18%, 04/01/30	600	724,182
University of California, RB:
Build America Bonds, 5.77%, 05/15/43	190	250,952
Build America Bonds, 5.95%, 05/15/45	500	670,900
General, Series AD, 4.86%, 05/15/12	300	364,026
General, Series AQ, 4.77%, 05/15/15	405	479,046
General, Series BD, 3.35%, 07/01/29	170	180,720

48	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds (continued)
University of California, Refunding RB:
3.06%, 07/01/25	$100	$103,652
General, Series AJ, 4.60%, 05/15/31	150	173,346
University of Virginia, RB, Series C, 4.18%, 09/01/17	60	67,357

Total Municipal Bonds — 0.6% (Cost — $55,026,052)		59,166,452

Non-Agency Mortgage-Backed Securities — 1.2%

Commercial Mortgage-Backed Securities — 1.2%
Barclays Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.67%, 02/15/50	2,300	2,437,200
Benchmark Mortgage Trust:
Series 2018-B5, Class A4, 4.21%, 07/15/51	3,000	3,348,203
Series 2019-B11, Class A4, 3.28%, 05/15/52	4,000	4,180,038
Series 2019-B9, Class A5, 4.02%, 03/15/52	3,000	3,307,641
Citigroup Commercial Mortgage Trust:
Series 2013-GC17, Class A4, 4.13%, 11/10/46	750	802,765
Series 2014-GC25, Class A4, 3.64%, 10/10/47	500	529,316
Series 2014-GC25, Class AS, 4.02%, 10/10/47	1,500	1,584,430
Series 2016-GC37, Class A4, 3.31%, 04/10/49	3,500	3,656,924
Series 2016-P5, Class A4, 2.94%, 10/10/49	1,000	1,021,412
Series 2017-P7, Class A4, 3.71%, 04/14/50	2,250	2,410,129
Commercial Mortgage Trust:
Series 2013-CR09, Class A4, 4.37%, 07/10/45(c)	2,700	2,894,520
Series 2013-CR12, Class A4, 4.05%, 10/10/46	1,300	1,382,572
Series 2013-CR8, Class A5, 3.61%, 06/10/46(c)	1,900	1,988,490
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	500	532,385
Series 2015-PC1, Class A5, 3.90%, 07/10/50	1,500	1,604,373
Series 2016-CR28, Class A4, 3.76%, 02/10/49	750	801,610
CSAIL Commercial Mortgage Securities Trust:
Series 2015-C3, Class A4, 3.72%, 08/15/48	1,000	1,060,517
Series 2016-C7, Class A5, 3.50%, 11/15/49	4,800	5,019,217
Series 2018-CX11, Class A5, 4.03%, 04/15/51(c)	4,000	4,368,318
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49	7,500	7,631,222
GS Mortgage Securities Corp. II:
Series 2015-GC30, Class A4, 3.38%, 05/10/50	600	628,237
Series 2018-GS10, Class A5, 4.16%, 07/10/51(c)	3,000	3,324,147
GS Mortgage Securities Trust, Class A3:
Series 2012-GC6, 3.48%, 01/10/45	5,280	5,402,585
Series 2012-GCJ9, 2.77%, 11/10/45	248	251,674
Series 2015-GS1, 3.73%, 11/10/48	2,300	2,448,052
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C18, Class A5, 4.08%, 02/15/47	250	267,133
Series 2014-C22, Class A4, 3.80%, 09/15/47	300	318,055
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.41%, 10/15/50	6,000	6,310,808
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C5, Class A3, 4.17%, 08/15/46	369	380,902
Series 2014-C20, Class A5, 3.80%, 07/15/47	1,400	1,476,427
Series 2017-JP7, Class A5, 3.45%, 09/15/50	3,500	3,678,307
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C10, Class A5, 4.22%, 07/15/46(c)	3,750	3,986,749
Series 2013-C10, Class AS, 4.22%, 07/15/46(c)	2,500	2,637,634
Series 2013-C11, Class A4, 4.30%, 08/15/46(c)	11,765	12,560,598
Series 2014-C16, Class A4, 3.60%, 06/15/47	4,430	4,645,572
Series 2015-C24, Class A4, 3.73%, 05/15/48	750	799,876
Morgan Stanley Capital I Trust, Class A4:
Series 2015-UBS8, 3.81%, 12/15/48	1,181	1,265,653
Series 2018-H3, 3.91%, 07/15/51	3,000	3,274,753

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-H6, 3.42%, 06/15/52	$590	$617,883
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class A4, 4.22%, 07/15/46(c)	200	213,709
Series 2014-LC18, Class ASB, 3.24%, 12/15/47	2,500	2,564,958
Series 2015-C27, Class A5, 3.45%, 02/15/48	1,500	1,572,802
Series 2015-SG1, Class A4, 3.79%, 09/15/48	5,000	5,332,012
WFRBS Commercial Mortgage Trust:
Series 2012-C7, Class A1, 2.30%, 06/15/45	150	149,440
Series 2012-C7, Class A2, 3.43%, 06/15/45	800	823,672
Series 2013-C11, Class A5, 3.07%, 03/15/45	500	512,166

Total Non-Agency Mortgage-Backed Securities — 1.2% (Cost — $113,162,178)		116,005,086

Preferred Securities — 0.00%

Capital Trusts — 0.0%

Banks — 0.0%
Goldman Sachs Capital I, 6.35%, 02/15/34	250	314,257
Wells Fargo Capital X, 5.95%, 12/01/86	250	294,615

		608,872

Insurance — 0.0%
Allstate Corp., Series B, 5.75%, 08/15/53(a)(d)	1,250	1,310,262
MetLife, Inc., 6.40%, 12/15/66	600	686,034
Prudential Financial, Inc.(d):
5.63%, 06/15/43	100	105,746
5.38%, 05/15/45	500	526,250

		2,628,292

Total Preferred Securities — 0.0% (Cost — $3,156,678)		3,237,164

U.S. Government Sponsored Agency Securities — 30.0%

Agency Obligations — 1.0%
Fannie Mae:
1.25%, 08/17/21(a)	8,200	8,106,914
1.38%, 10/07/21	2,000	1,980,097
1.88%, 04/05/22(a)	5,000	5,008,962
2.38%, 01/19/23	490	499,631
2.63%, 01/11/22 - 09/06/24	8,715	8,997,724
6.25%, 05/15/29(a)	5,350	7,221,505
6.63%, 11/15/30	149	213,021
7.25%, 05/15/30	5,550	8,185,682
Federal Farm Credit Banks, 2.85%, 09/20/21	1,705	1,741,273
Federal Home Loan Bank:
2.75%, 12/13/24	5,000	5,222,648
3.00%, 12/09/22	4,910	5,104,913
3.13%, 06/13/25(a)	9,570	10,202,705
5.50%, 07/15/36	2,100	2,931,069
Financing Corp., 8.60%, 09/26/19(a)	200	203,327
Freddie Mac:
1.13%, 08/12/21	3,032	2,988,897
2.38%, 02/16/21 - 01/13/22	19,715	19,963,458
6.25%, 07/15/32	1,300	1,866,467
6.75%, 03/15/31	2,800	4,072,194
Tennessee Valley Authority:
3.50%, 12/15/42	140	150,070
5.88%, 04/01/36	2,100	2,896,240

		97,556,797

Commercial Mortgage-Backed Securities — 0.8%
Fannie Mae:
Series 2016-M5, Class A2, 2.47%, 04/25/26	6,110	6,135,470

SCHEDULE OF INVESTMENTS	49

Schedule of Investments (unaudited) (continued) June 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series 2012-M9, Class A2, 2.48%, 04/25/22	$1,465	$1,477,316
Series 2014-M6, Class A2, 2.68%, 05/25/21(c)	97	98,177
Series 2014-M2, Class ASV2, 2.78%, 06/25/21(c)	249	250,162
Series 2014-M13, Class A2, 3.02%, 08/25/24(c)	500	518,400
Freddie Mac:
Series K026, Class A2, 2.51%, 11/25/22	200	202,918
Series K038, Class A1, 2.60%, 10/25/23	144	145,418
Series K017, Class A2, 2.87%, 12/25/21	7,262	7,383,682
Series K727, Class A2, 2.95%, 07/25/24	5,000	5,166,524
Series K033, Class A2, 3.06%, 07/25/23(c)	100	103,569
Series K066, Class A2, 3.12%, 06/25/27	3,500	3,673,984
Series K052, Class A2, 3.15%, 11/25/25	750	787,971
Series K041, Class A2, 3.17%, 10/25/24	7,500	7,856,684
Series K734, Class A2, 3.21%, 02/25/26	5,700	5,994,510
Series K031, Class A2, 3.30%, 04/25/23(c)	100	104,328
Series K047, Class A2, 3.33%, 05/25/25(c)	7,435	7,864,211
Series K063, Class A2, 3.43%, 01/25/27(c)	5,000	5,350,966
Series K035, Class A2, 3.46%, 08/25/23(c)	2,000	2,102,008
Series K037, Class A2, 3.49%, 01/25/24	2,700	2,849,168
Series K034, Class A2, 3.53%, 07/25/23(c)	3,900	4,108,081
Series K036, Class A2, 3.53%, 10/25/23(c)	1,200	1,265,925
Series K730, Class A2, 3.59%, 01/25/25(c)	9,000	9,607,059
Series K088, Class A2, 3.69%, 01/25/29	500	549,038
Series K081, Class A2, 3.90%, 08/25/28(c)	5,000	5,556,009
Series K013, Class A2, 3.97%, 01/25/21(c)	500	511,198

		79,662,776

Mortgage-Backed Securities — 28.2%
Fannie Mae Mortgage-Backed Securities:
(12 mo. LIBOR US + 1.54%), 2.03%, 06/01/43(g)	353	358,667
(12 mo. LIBOR US + 1.70%), 2.49%, 08/01/42(g)	87	90,396
2.50%, 09/01/28 - 07/01/49(h)	89,889	90,472,876
3.00%, 01/01/27 - 07/01/49(h)	340,455	345,651,551
3.50%, 02/01/26 - 11/01/51(b)(h)	423,478	436,642,740
4.00%, 10/01/25 - 02/01/57(b)(h)	367,221	383,925,886
(12 mo. LIBOR US + 1.53%), 4.41%, 04/01/43 - 05/01/43(g)	198	204,258
4.50%, 05/01/24 - 07/01/49(b)(h)	140,451	148,312,718
(12 mo. LIBOR US + 1.75%), 4.50%, 08/01/41(g)	16	17,133
(12 mo. LIBOR US + 1.83%), 4.70%, 11/01/40(g)	7	7,501
5.00%, 11/01/33 - 07/01/49(b)(h)	40,788	43,505,068
5.50%, 04/01/36 - 07/01/49(h)	35,826	38,390,437
6.00%, 03/01/34 - 07/01/49(h)	8,543	9,383,357
6.50%, 07/01/32	94	108,098
7.00%, 02/01/32	12	12,301
Freddie Mac Mortgage-Backed Securities:
2.50%, 07/01/28 - 01/01/33	28,599	28,834,270
3.00%, 03/01/27 - 06/01/49	126,072	128,059,972
3.50%, 03/01/32 - 07/01/49(b)	196,766	203,173,595
4.00%, 05/01/33 - 06/01/49(b)	99,395	103,525,846
(12 mo. LIBOR US + 1.50%), 4.37%, 06/01/43(g)	32	32,772
4.50%, 06/01/38 - 01/01/49	30,520	32,355,728
(12 mo. LIBOR US + 1.78%), 4.60%, 08/01/41(g)	11	11,782
(12 mo. LIBOR US + 1.82%), 4.74%, 09/01/40(g)	29	30,140
5.00%, 04/01/33 - 04/01/49	9,201	9,798,947
5.50%, 06/01/35 - 01/01/39	151	168,212
6.50%, 06/01/31	21	22,806
8.00%, 12/01/24	80	85,302
Ginnie Mae Mortgage-Backed Securities:
2.50%, 05/20/45 - 07/01/49(h)	5,920	5,956,853
3.00%, 01/20/43 - 07/01/49(h)	175,585	179,746,086
3.50%, 09/20/42 - 07/01/49(b)(h)	262,787	272,068,778
4.00%, 03/15/41 - 07/01/49(h)	184,582	191,729,416
4.50%, 07/15/39 - 07/01/49(h)	87,250	91,286,890

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 11/15/39 - 07/01/49(h)	$32,707	$34,372,539
5.50%, 12/15/32 - 04/20/48	671	720,914
6.00%, 03/15/35 - 10/20/38	176	199,786
6.50%, 09/15/36	99	112,956
7.50%, 12/15/23	62	65,793
Government National Mortgage Association Mortgage-Backed Securities, 4.00%, 08/15/41	2,020	2,146,674

		2,781,589,044

Total U.S. Government Sponsored Agency Securities — 30.0% (Cost — $2,897,776,736)		2,958,808,617

U.S. Treasury Obligations — 39.0%
U.S. Treasury Bonds:
6.13%, 08/15/29(a)	7,500	10,324,805
5.38%, 02/15/31(a)	21,000	28,203,164
4.50%, 02/15/36(a)	25,000	32,985,351
4.75%, 02/15/37(a)	1,450	1,985,594
5.00%, 05/15/37	9,000	12,689,297
4.38%, 02/15/38	6,000	7,931,484
4.50%, 05/15/38(a)	1,000	1,343,359
3.50%, 02/15/39(a)	11,300	13,422,723
4.25%, 05/15/39(a)	11,775	15,404,092
4.50%, 08/15/39(a)	1,700	2,296,328
4.38%, 11/15/39(a)	1,800	2,393,297
4.63%, 02/15/40	1,230	1,688,800
4.38%, 05/15/40	1,650	2,196,820
3.88%, 08/15/40	3,860	4,821,080
4.25%, 11/15/40	7,528	9,877,265
4.75%, 02/15/41(a)	11,000	15,391,836
4.38%, 05/15/41(a)	12,610	16,838,291
3.75%, 08/15/41(a)	9,550	11,724,863
3.13%, 11/15/41(a)	10,700	11,975,641
3.13%, 02/15/42(a)	24,850	27,789,289
3.00%, 05/15/42(a)	13,480	14,760,600
2.75%, 08/15/42(a)	18,250	19,150,381
2.75%, 11/15/42(a)	37,000	38,786,406
3.13%, 02/15/43(a)	21,000	23,416,641
2.88%, 05/15/43(a)	24,750	26,470,898
3.63%, 08/15/43(a)	2,500	3,017,676
3.75%, 11/15/43(a)	64,700	79,646,711
3.63%, 02/15/44(a)	1,000	1,208,359
3.38%, 05/15/44(a)	7,600	8,831,438
3.13%, 08/15/44	2,000	2,231,328
3.00%, 11/15/44	6,300	6,882,750
2.50%, 02/15/45(a)	12,500	12,452,637
3.00%, 05/15/45(a)	15,600	17,059,453
2.88%, 08/15/45(a)	18,800	20,093,234
3.00%, 11/15/45(a)	15,900	17,400,562
2.50%, 02/15/46(a)	18,600	18,502,641
2.50%, 05/15/46(a)	25,850	25,700,555
2.25%, 08/15/46	26,500	25,036,289
2.88%, 11/15/46	8,500	9,096,660
3.00%, 02/15/47(a)	9,000	9,870,117
3.00%, 05/15/47(a)	18,200	19,932,555
2.75%, 08/15/47	32,500	33,919,336
2.75%, 11/15/47	30,000	31,313,672
3.00%, 02/15/48(a)	8,000	8,764,062
3.13%, 05/15/48(a)	39,500	44,323,321
3.38%, 11/15/48(a)	14,700	17,304,082
U.S. Treasury Notes:
1.50%, 07/15/20(a)	20,000	19,907,812
1.63%, 07/31/20(a)	20,000	19,933,594

50	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
2.00%, 07/31/20	$21,500	$21,514,277
2.63%, 07/31/20(a)	15,000	15,110,156
2.63%, 08/15/20	4,140	4,172,344
8.75%, 08/15/20(a)	6,400	6,882,250
2.13%, 08/31/20	7,000	7,016,406
1.38%, 09/30/20(a)	10,000	9,935,938
2.00%, 09/30/20(a)	35,000	35,049,219
1.38%, 10/31/20(a)	10,000	9,935,156
1.75%, 10/31/20	500	499,141
2.88%, 10/31/20	20,000	20,260,156
2.63%, 11/15/20	11,000	11,113,008
1.63%, 11/30/20(a)	6,000	5,981,016
2.00%, 11/30/20(a)	15,300	15,331,676
1.88%, 12/15/20(a)	10,000	10,004,687
1.75%, 12/31/20(a)	23,800	23,768,391
2.38%, 12/31/20	37,900	38,199,054
2.50%, 12/31/20(a)	75,000	75,726,562
2.00%, 01/15/21(a)	15,000	15,037,500
1.38%, 01/31/21	25,000	24,824,219
2.13%, 01/31/21(a)	11,800	11,853,930
3.63%, 02/15/21(a)	2,310	2,376,413
1.13%, 02/28/21(a)	60,000	59,322,656
2.00%, 02/28/21(a)	32,700	32,798,355
1.25%, 03/31/21(a)	9,000	8,915,625
2.25%, 03/31/21(a)	11,500	11,589,395
1.38%, 04/30/21	60,000	59,557,031
2.25%, 04/30/21	50,000	50,419,922
2.63%, 05/15/21(a)	120,000	121,851,563
3.13%, 05/15/21	3,000	3,073,828
2.00%, 05/31/21(a)	5,000	5,021,484
2.63%, 06/15/21(a)	16,000	16,266,875
1.13%, 06/30/21(a)	4,500	4,444,805
2.13%, 06/30/21(a)	20,000	20,143,750
2.63%, 07/15/21(a)	74,000	75,280,547
2.25%, 07/31/21(a)	12,804	12,931,040
2.75%, 08/15/21	20,000	20,413,281
1.13%, 08/31/21	18,000	17,760,937
2.00%, 08/31/21(a)	8,500	8,545,156
2.13%, 09/30/21(a)	7,900	7,966,656
1.25%, 10/31/21(a)	8,000	7,910,938
2.00%, 10/31/21	9,000	9,054,492
2.00%, 11/15/21(a)	13,700	13,789,371
1.75%, 11/30/21(a)	16,000	16,005,000
1.88%, 11/30/21(a)	53,000	53,167,695
2.00%, 12/31/21(a)	12,000	12,080,625
2.13%, 12/31/21(a)	10,000	10,096,484
2.50%, 01/15/22(a)	25,000	25,472,656
1.50%, 01/31/22(a)	3,500	3,480,313
1.88%, 01/31/22(a)	9,000	9,031,641
1.75%, 02/28/22	1,500	1,500,938
1.88%, 02/28/22(a)	5,000	5,018,555
1.75%, 03/31/22(a)	9,100	9,105,688
1.88%, 03/31/22(a)	18,000	18,079,453
2.25%, 04/15/22(a)	20,000	20,282,031
1.75%, 04/30/22	10,000	10,008,594
1.88%, 04/30/22	5,000	5,020,117
1.75%, 05/31/22	3,000	3,001,992
1.75%, 06/30/22(a)	18,000	18,022,500
2.13%, 06/30/22(a)	18,000	18,212,344
1.88%, 07/31/22(a)	40,000	40,179,688
2.00%, 07/31/22(a)	15,000	15,124,219
1.88%, 08/31/22(a)	59,958	60,227,343
1.75%, 09/30/22(a)	23,000	23,016,172

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
1.88%, 09/30/22	$10,000	$10,049,219
1.88%, 10/31/22(a)	17,000	17,082,344
2.00%, 10/31/22	10,000	10,087,500
1.63%, 11/15/22(a)	10,000	9,966,797
7.63%, 11/15/22(a)	3,400	4,053,172
2.00%, 11/30/22	36,000	36,324,844
2.13%, 12/31/22(a)	45,000	45,613,476
1.75%, 01/31/23(a)	20,000	20,014,062
2.00%, 02/15/23	8,000	8,075,625
1.50%, 02/28/23(a)	10,200	10,118,320
1.50%, 03/31/23	31,500	31,237,910
1.63%, 04/30/23(a)	19,000	18,925,039
2.75%, 04/30/23	26,600	27,597,500
1.75%, 05/15/23	1,000	1,000,547
1.63%, 05/31/23(a)	4,000	3,984,219
1.38%, 06/30/23(a)	26,500	26,132,519
2.63%, 06/30/23	133,000	137,566,680
1.25%, 07/31/23(a)	4,000	3,923,125
2.75%, 07/31/23(a)	46,000	47,822,031
2.50%, 08/15/23(a)	16,000	16,483,125
6.25%, 08/15/23	2,050	2,415,316
1.38%, 08/31/23(a)	38,000	37,447,812
1.38%, 09/30/23(a)	4,000	3,940,000
2.88%, 09/30/23	6,000	6,276,797
1.63%, 10/31/23	15,000	14,925,000
2.75%, 11/15/23(a)	28,000	29,176,875
2.13%, 11/30/23(a)	54,000	54,862,734
2.25%, 12/31/23	11,000	11,237,187
2.63%, 12/31/23(a)	10,000	10,376,562
2.25%, 01/31/24(a)	40,000	40,867,188
2.50%, 01/31/24(a)	65,000	67,132,812
2.75%, 02/15/24(a)	15,000	15,663,281
2.13%, 02/29/24(a)	13,000	13,214,297
2.13%, 03/31/24	10,000	10,167,187
2.00%, 04/30/24(a)	22,000	22,239,766
2.50%, 05/15/24	15,300	15,825,340
2.00%, 05/31/24	5,700	5,767,020
2.00%, 06/30/24	40,000	40,432,812
2.38%, 08/15/24(a)	7,500	7,719,727
1.88%, 08/31/24(a)	5,000	5,025,000
2.25%, 10/31/24(a)	5,000	5,116,602
2.25%, 11/15/24(a)	27,000	27,628,594
7.50%, 11/15/24(a)	5,000	6,452,344
2.13%, 11/30/24(a)	15,000	15,257,812
2.25%, 12/31/24(a)	55,000	56,297,656
2.00%, 02/15/25	21,984	22,207,275
7.63%, 02/15/25	375	490,781
2.75%, 02/28/25(a)	30,000	31,517,578
2.63%, 03/31/25(a)	9,500	9,919,707
2.13%, 05/15/25(a)	24,000	24,405,000
2.75%, 06/30/25(a)	10,000	10,523,828
2.88%, 07/31/25	50,000	52,996,094
2.00%, 08/15/25(a)	56,800	57,343,594
6.88%, 08/15/25(a)	8,000	10,321,562
3.00%, 09/30/25	38,000	40,597,656
3.00%, 10/31/25(a)	15,000	16,034,180
2.25%, 11/15/25	16,600	17,000,086
2.63%, 01/31/26(a)	15,000	15,713,086
1.63%, 02/15/26	43,000	42,371,797
6.00%, 02/15/26(a)	7,660	9,629,428
1.63%, 05/15/26	10,350	10,186,664
1.50%, 08/15/26(a)	18,500	18,029,551
6.75%, 08/15/26(a)	7,500	9,929,590

SCHEDULE OF INVESTMENTS	51

Schedule of Investments (unaudited) (continued) June 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
2.00%, 11/15/26	$15,000	$15,114,258
6.50%, 11/15/26	900	1,184,344
2.25%, 02/15/27	28,000	28,693,437
6.63%, 02/15/27	3,500	4,667,715
2.38%, 05/15/27(a)	13,000	13,440,273
2.25%, 08/15/27	28,500	29,191,348
6.38%, 08/15/27(a)	3,000	4,000,781
2.25%, 11/15/27	95,000	97,256,250
6.13%, 11/15/27(a)	3,000	3,967,500
2.75%, 02/15/28(a)	20,000	21,265,625
2.88%, 05/15/28	14,000	15,033,047
2.88%, 08/15/28(a)	40,000	42,984,375
5.25%, 11/15/28(a)	9,000	11,509,805
2.63%, 02/15/29	23,884	25,186,424
5.25%, 02/15/29(a)	5,000	6,421,680

Total U.S. Treasury Obligations — 39.0% (Cost — $3,705,042,258)		3,844,738,497

Total Long-Term Investments — 99.3% (Cost — $9,464,690,781)		9,792,578,294

	Shares

Short-Term Securities — 27.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(i)(j)(k)	2,676,625,403	2,677,963,716
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(j)(k)	100,000	100,000

Total Short-Term Securities — 27.2% (Cost — $2,677,266,849)		2,678,063,716

Total Investments Before TBA Sale Commitments — 126.5% (Cost — $12,141,957,630)		12,470,642,010

Security	Par (000)		Value

TBA Sale Commitments — (1.3%)

Mortgage-Backed Securities(h) — (1.3%)
Fannie Mae Mortgage-Backed Securities:
3.50%, 07/15/49	USD	59,899	$(61,239,708)
4.00%, 07/15/49		37,980	(39,253,665)
5.00%, 07/15/49		2,638	(2,788,500)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 07/22/49		5,551	(5,672,645)
3.50%, 07/22/49		6,593	(6,810,621)
4.00%, 07/22/49		8,845	(9,169,086)

Total TBA Sale Commitments — (1.3)% (Proceeds — $124,621,098)			(124,934,225)

Total Investments, Net of TBA Sale Commitments — 125.2% (Cost — $12,017,336,532)			12,345,707,785

Liabilities in Excess of Other Assets — (25.2)%			(2,485,456,939)

Net Assets — 100.0%			$9,860,250,846

(a)	Security, or a portion of the security, is on loan.
(b)	When-issued security.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Variable rate security. Rate shown is the rate in effect as of period end.
(h)	Represents or includes a TBA transaction.
(i)	All or a portion of security was purchased with the cash collateral from loaned securities.
(j)	Annualized 7-day yield as of period end.

(k)

During the six months ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 12/31/18	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	794,588,139	1,882,037,264	2,676,625,403	$2,677,963,716	$2,205,614	(b)	$189,960	$750,730
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—	100,000	100,000	1,172		—	—

				$2,678,063,716	$2,206,786		$189,960	$750,730

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

52	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	U.S. Total Bond Index Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments	$—	$9,792,578,294	$—	$9,792,578,294
Short-Term Securities	2,678,063,716	—	—	2,678,063,716

	$2,678,063,716	$9,792,578,294	$—	$12,470,642,010

Liabilities:
Investments:
TBA Sale Commitments	$—	$(124,934,225)	$—	$(124,934,225)

	$2,678,063,716	$9,667,644,069	$—	$12,345,707,785

See notes to financial statements

SCHEDULE OF INVESTMENTS	53

Statement of Assets and Liabilities  (unaudited)

June 30, 2019

U.S. Total Bond Index Master Portfolio

ASSETS
Investments at value — unaffiliated (including securities loaned at value of $1,942,967,025) (cost — $9,464,690,781)	$9,792,578,294
Investments at value — affiliated (cost — $2,677,266,849)	2,678,063,716
Cash	3,904
Receivables:
Investments sold	100,934,404
Securities lending income — affiliated	302,703
TBA sale commitments	124,621,098
Contributions from investors	140,037,534
Dividends — unaffiliated	1,363,207
Interest — unaffiliated	60,791,057
Principal paydowns	1,790

Total assets	12,898,697,707

LIABILITIES
Cash received as collateral for TBA commitments	1,453,000
Cash collateral on securities loaned at value	1,996,680,730
TBA sale commitments at value (proceeds — $124,621,098)	124,934,225
Payables:
Investments purchased	915,084,000
Investment advisory fees	261,188
Other accrued expenses	12,183
Trustees’ fees	21,535

Total liabilities	3,038,446,861

NET ASSETS	$9,860,250,846

NET ASSETS CONSIST OF
Investors’ capital	$9,531,879,593
Net unrealized appreciation (depreciation)	328,371,253

NET ASSETS	$9,860,250,846

See notes to financial statements.

54	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations  (unaudited)

Six Months Ended June 30, 2019

U.S. Total Bond Index Master Portfolio

INVESTMENT INCOME
Dividends — affiliated	$1,172
Dividends — unaffiliated	9,012,201
Interest — unaffiliated	127,349,512
Securities lending income — affiliated — net	2,205,614
Other income — affiliated	529,200

Total investment income	139,097,699

EXPENSES
Investment advisory	1,823,288
Trustees	56,192
Professional	15,169

Total expenses	1,894,649
Less fees waived and/or reimbursed by the Manager	(330,220)

Total expenses after fees waived and/or reimbursed	1,564,429

Net investment income	137,533,270

REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments — affiliated	189,960
Investments — unaffiliated	17,390,986

17,580,946

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	750,730
Investments — unaffiliated	397,948,268

398,698,998

Net realized and unrealized gain	416,279,944

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$553,813,214

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets

	U.S. Total Bond Index Master Portfolio
	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$137,533,270	$170,905,829
Net realized gain (loss)	17,580,946	(35,233,237)
Net change in unrealized appreciation (depreciation)	398,698,998	(74,163,353)

Net increase in net assets resulting from operations	553,813,214	61,509,239

CAPITAL TRANSACTIONS
Proceeds from contributions	1,729,945,492	6,455,698,739
Value of withdrawals	(751,146,955)	(3,237,334,937)

Net increase in net assets derived from capital transactions	978,798,537	3,218,363,802

NET ASSETS
Total increase in net assets	1,532,611,751	3,279,873,041
Beginning of period	8,327,639,095	5,047,766,054

End of period	$9,860,250,846	$8,327,639,095

See notes to financial statements.

56	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

	U.S. Total Bond Index Master Portfolio
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014

Total Return
Total return	6.12	%(a)(b)	(0.07)%	3.40%	2.55%	0.40%	5.98%

Ratios to Average Net Assets(c)
Total expenses	0.04	%(d)	0.04%	0.04%	0.04%	0.06%	0.09%

Total expenses after fees waived and/or reimbursed	0.03	%(d)	0.03%	0.03%	0.03%	0.04%	0.07%

Net investment income	3.02	%(d)	2.74%	2.22%	2.02%	1.93%	1.76%

Supplemental Data
Net assets, end of period (000)	$9,860,251		$8,327,639	$5,047,766	$3,018,237	$1,588,374	$1,192,493

Portfolio turnover rate(e)(f)	90%		274%	345%	278%	356%	476%

(a)	Aggregate total return.
(b)	Includes payment received from an affiliate, which had no impact on the Master Portfolio’s total return.
(c)	Excludes expenses incurred indirectly as a result of investments in underlying funds:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Total expenses after fees waived and/or reimbursed	0.01%	0.01%	0.01%	0.01%	0.02%	0.02%

(d)	Annualized.
(e)	Portfolio turnover rates include TBA transactions, if any.
(f)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Portfolio turnover rate (excluding MDRs)	55%	162%	193%	164%	300%	244%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Notes to Financial Statements (unaudited)	U.S. Total Bond Index Master Portfolio

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. U.S. Total Bond Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of equity, multi-asset and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., dollar rolls and to-be-announced (“TBA”) sale commitments) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Recent Accounting Standards: The Master Portfolio has adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Master Portfolio has changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Master Portfolio applied the amendments on a modified retrospective basis beginning with the fiscal period ended June 30, 2019. The cost basis of securities at December 31, 2018 has been adjusted to $9,084,044,723.

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset values of the Master Portfolio.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

58	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)	U.S. Total Bond Index Master Portfolio

•

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•	TBA commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments.)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Master Portfolio may subsequently have to reinvest the proceeds at lower interest rates. If the Master portfolio has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (unaudited) (continued)	U.S. Total Bond Index Master Portfolio

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgaged-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the Master Portfolio’s initial investment in the IOs may not fully recoup.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, the Master Portfolio may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

In order to better define contractual rights and to secure rights that will help the Master Portfolio mitigate their counterparty risk, TBA commitments may be entered into by the Master Portfolio under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by the Master Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Schedule of Investments. Typically, the Master Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to the Master Portfolio are not fully collateralized, contractually or otherwise, the Master Portfolio bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: The Master Portfolio may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Master Portfolio is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that the Master Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as corporate bonds in the Master Portfolio Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value — unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to

60	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)	U.S. Total Bond Index Master Portfolio

the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Bank of America N.A.	$199,125,267	$(199,125,267)	$—
Barclays Bank PLC	6,256,537	(6,256,537)	—
Barclays Capital Inc.	13,670,198	(13,670,198)	—
BMO Capital Markets	11,879,279	(11,879,279)	—
BNP Paribas Prime Brokerage International Limited	15,952,554	(15,952,554)	—
BNP Paribas Securities Corp	1,108,907	(1,108,907)	—
Citadel Clearing LLC	19,830,460	(19,830,460)	—
Citigroup Global Markets Inc.	697,982,651	(697,982,651)	—
Credit Suisse Securities (USA) LLC	39,674,441	(39,674,441)	—
Deutsche Bank Securities Inc	311,408,803	(311,408,803)	—
Goldman Sachs & Co.	147,764,546	(147,764,546)	—
HSBC PLC	48,250,868	(48,250,868)	—
Jefferies LLC	4,182,570	(4,182,570)	—
Morgan Stanley & Co. LLC	74,233,727	(74,233,727)	—
National Financial Services LLC	53,289	(53,289)	—
Nomura Securities International Inc.	4,821,451	(4,821,451)	—
RBC Capital Markets LLC	125,800,106	(125,800,106)	—
Scotia Capital (USA) Inc	5,160,246	(5,160,246)	—
SG Americas Securities LLC	271,936	(271,936)	—
State Street Bank & Trust Co.	717,168	(717,168)	—
TD Prime Services LLC	1,577,976	(1,577,976)	—
UBS AG	1,850,802	(1,850,802)	—
UBS Securities LLC	44,721,606	(44,721,606)	—
Wells Fargo Securities LLC	166,671,637	(166,671,637)	—

	$1,942,967,025	$(1,942,967,025)	$—

(a)

Cash collateral with a value of $1,996,680,730 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty, if any, is not shown for financial reporting purposes in the table above.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.04% of the average daily value of the Master Portfolio’s net assets.

Administration: MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. BAL is entitled to receive for these administrative services an annual fee based on the average daily net assets of the Master Portfolio.

BAL is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

Expense Waivers and Reimbursements: The fees and expenses of the MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. Each of BAL, and BFA, as applicable, has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the administration fees paid by the Master Portfolio in an amount equal to these independent expenses through April 30, 2020. For the six months ended June 30, 2019, the amount waived and/or reimbursed was $71,361.

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (unaudited) (continued)	U.S. Total Bond Index Master Portfolio

With respect to the Master Portfolio, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master

Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2019, the amount waived was $258,859.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio. For the six months ended June 30, 2019, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Master Portfolio retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2019, the Master Portfolio paid BTC $256,202 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended June 30, 2019, the Master Portfolio did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Master Portfolio are directors and/or officers of BlackRock or its affiliates.

Other Transactions: During the six months ended June 30, 2019, the Master Portfolio received a reimbursement of $529,200, from an affiliate, which is included in other income — affiliated in the Statement of Operations, related to an operating event.

The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2019, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Gain (Loss)
$1,712,184	$—	$—

6.	PURCHASES AND SALES

For the six months ended June 30, 2019 purchases and sales of investments, including paydowns, TBA transactions, mortgage dollar rolls and excluding short-term securities and in-kind contributions, were as follows:

	Purchases	Sales
Non-U.S. Government Securities	$8,738,075,470	$7,882,113,819
U.S. Government Securities.	415,307,509	237,230,720

62	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)	U.S. Total Bond Index Master Portfolio

For the six months ended June 30, 2019, purchases and sales related to mortgage dollar rolls were $6,026,297,411 and $4,990,345,309, respectively.

7.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2018. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of June 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$12,145,104,771

Gross unrealized appreciation	$339,049,017
Gross unrealized depreciation	(13,824,905)

Net unrealized appreciation	$325,224,112

8.	BANK BORROWINGS

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2020 unless extended or renewed. Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2019, the Master Portfolio did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease the Master Portfolio’s ability to buy or sell bonds. As a result, the Master Portfolio may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If the Master Portfolio needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. The Master Portfolio prospectus provides details of the risks to which the Master Portfolio is subject.

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

The Master Portfolio may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Master Portfolio to reinvest in lower yielding securities. The Master Portfolio may also be exposed to reinvestment risk, which is the risk that income from the Master Portfolio’s portfolio will decline if the Master Portfolio invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Master Portfolio portfolio’s current earnings rate.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties.

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (unaudited) (continued)	U.S. Total Bond Index Master Portfolio

The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

Concentration Risk: The Master Portfolio invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Master Portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Master Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Investment percentages in these securities are presented in the Schedule of Investments. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

64	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met in person on April 17, 2019 (the “April Meeting”) and May 14-15, 2019 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master Fund, on behalf of U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), a series of the Master Fund, and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Fund’s investment advisor. The iShares U.S. Aggregate Bond Index Fund (the “Portfolio”), a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Agreement with respect to the Portfolio. For simplicity: (a) the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members;” and (b) the shareholders of the Portfolio and the interest holders of the Master Portfolio are referred to as “shareholders”.

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Ad Hoc Topics Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Ad Hoc Topics Committee, which also has one interested Board Member).

The Agreement

Consistent with the requirements of the 1940 Act, the Board considers the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. While the Board also has a fifth one-day meeting to consider specific information surrounding the renewals of the Agreements, the Board’s consideration entails a year-long deliberative process whereby the Board and its committees assess BlackRock’s services to the Fund. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolio and the Portfolio by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management; accounting, administrative and shareholder services; oversight of the Master Portfolio and Portfolio service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of management.

During the year, the Board, acting directly and through its committees, considers information that is relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolio, the Portfolio and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analyses of the reasons for any over-performance or under-performance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio and/or the Portfolio for services; (c) the Master Portfolio’s and/or the Portfolio’s operating expenses and how BlackRock allocates expenses to the Master Portfolio and the Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s and the Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) BlackRock and the Master Fund’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolio and/or the Portfolio; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Independent Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) based on either a Lipper classification or Morningstar category, regarding the fees and expenses of the Master Portfolio and the Portfolio, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Portfolio as compared with a peer group of funds (“Performance Peers”) and other metrics, as applicable; (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Master Portfolio and the Portfolio; (g) a summary of aggregate amounts paid by the Master Portfolio and/or the Portfolio to BlackRock; (h) sales and redemption data regarding the Portfolio’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s, the Master Portfolio’s and the Portfolio’s operations.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT	65

Disclosure of Investment Advisory Agreement  (continued)

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio and the Portfolio as compared with Performance Peers and other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Master Portfolio and the Portfolio; (d) the Portfolio’s fees and expenses compared to Expense Peers; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Master Portfolio and the Portfolio; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of portfolio holdings of the Master Portfolio. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared the Portfolio’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master Portfolio’s portfolio management team discussing the Master Portfolio’s performance and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Master Portfolio and the Portfolio. BlackRock and its affiliates provide the Master Portfolio and the Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolio and the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio and the Portfolio. In particular, BlackRock and its affiliates provide the Master Portfolio and the Portfolio with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers, including, among others, the custodian, fund accountant, transfer agent, and auditor for the Master Portfolio and the Portfolio, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Master Portfolio and the Portfolio, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Portfolio’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio, the Portfolio and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio and the Portfolio, as applicable. The Board noted that the Portfolio’s investment results correspond directly to the investment results of the Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the Portfolio’s performance as of December 31, 2018. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to its Performance Peers and the performance of the Portfolio as compared with its benchmark. The Board and its Performance Oversight Committee regularly review, and meet with Master Portfolio management to discuss, the performance of the Master Portfolio and the Portfolio, as applicable, throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and the Performance Peer funds (for example, the investment objective(s) and investment strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to affect long-term performance disproportionately.

The Board noted that for the past five one-year periods reported, the Portfolio’s net performance was within the tolerance range of its benchmark for all periods. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Portfolio, and that BlackRock has explained its rationale for this belief to the Board.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio and the Portfolio: The Board, including the Independent Board Members, reviewed the Master Portfolio’s contractual

66	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement  (continued)

advisory fee rate compared with those of the Portfolio’s Expense Peers. The contractual advisory rate is shown before taking into account any reimbursements or fee waivers. The Board also compared the Portfolio’s total expense ratio, as well as the Master Portfolio’s actual advisory fee rate, to those of the Portfolio’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio and the Portfolio. The Board reviewed BlackRock’s estimated profitability with respect to the Master Portfolio and the Portfolio, as applicable, and other funds the Board currently oversees for the year ended December 31, 2018 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the estimated cost of the services provided to the Master Portfolio and the Portfolio by BlackRock, and BlackRock’s and its affiliates’ estimated profits relating to the management of the Master Portfolio and the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master Portfolio and the Portfolio, to the relevant Master Portfolio or the Portfolio, as pertinent. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolio and the Portfolio, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Master Portfolio’s contractual advisory fee rate ranked in the first quartile, and that the actual advisory fee rate and the Portfolio’s total expense ratio ranked in the first and second quartiles, respectively, relative to the Portfolio’s Expense Peers. The Board also noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Master Portfolio/Portfolio for certain other fees and expenses.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio and the Portfolio increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. The Board also considered the extent to which the Master Portfolio and the Portfolio benefit from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolio and the Portfolio to more fully participate in these economies of scale. The Board considered the Master Portfolio’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Master Portfolio and the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolio and the Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Portfolio shares if they believe that the Portfolio’s and/or the Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Conclusion

The Board of the Master Fund, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master Fund, with respect to the Master Portfolio, for a one-year term ending June 30, 2020. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Fund, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Portfolio and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT	67

Trustee and Officer Information

Mark Stalnecker, Chair of the Board and Trustee

Bruce R. Bond, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Lena G. Goldberg, Trustee

Robert M. Hernandez, Trustee

Henry R. Keizer, Trustee

Cynthia A. Montgomery, Trustee

Donald C. Opatrny, Trustee

Joseph P. Platt, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

John MacKessy, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Investment Adviser

BlackRock Fund Advisors

San Francisco, CA 94105

Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust/MIP

400 Howard Street

San Francisco, CA 94105

68	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund’s/Master Portfolio’s Forms N-PORT and N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s/Master Portfolio’s Forms N-PORT and N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

ADDITIONAL INFORMATION	69

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Glossary of Terms Used in this Report

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.

ARB	Airport Revenue Bonds

EDA	Economic Development Authority

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bonds

S&P	Standard & Poor’s

70	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

USTB-6/19-SAR

Portfolio Information as of June 30, 2019	Active Stock Master Portfolio

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Amazon.com, Inc.	2%
Apple, Inc.	1
Tencent Holdings Ltd.	1
Alibaba Group Holding Ltd. — ADR	1
Microsoft Corp.	1
Alphabet, Inc.,	1
Johnson & Johnson	1
Facebook, Inc.	1
Taiwan Semiconductor Manufacturing Co. Ltd.	1
JPMorgan Chase & Co.	1

SECTOR ALLOCATION

Sector	Percent of Net Assets
Financials	15%
Information Technology	15
Health Care	12
Consumer Discretionary	11
Industrials	9
Communication Services	8
Consumer Staples	5
Energy	4
Materials	4
Real Estate	3
Utilities	3
Short-Term Securities	16
Liabilities in Excess of Other Assets	(5)

For Active Stock Master Portfolio (the “Master Portfolio”) compliance purposes, the Master Portfolio’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments

The Master Portfolio may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

PORTFOLIO INFORMATION / DERIVATIVE FINANCIAL INSTRUMENTS	1

Schedule of Investments (unaudited) June 30, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 87.6%

Aerospace & Defense — 1.0%
AAR Corp.	4,130	$151,943
Bharat Electronics Ltd.	27,300	44,501
Boeing Co.	2,057	748,769
Curtiss-Wright Corp.	950	120,774
General Dynamics Corp.	714	129,819
HEICO Corp., Class A	351	36,283
Hexcel Corp.	291	23,536
Huntington Ingalls Industries, Inc.	318	71,467
L3Harris Technologies, Inc.	2,289	432,919
Lockheed Martin Corp.	3,278	1,191,684
Moog, Inc., Class A	4,412	413,007
Northrop Grumman Corp.	363	117,289
Raytheon Co.	3,604	626,664
Spirit AeroSystems Holdings, Inc., Class A	366	29,781
Teledyne Technologies, Inc.(a)	368	100,784
Textron, Inc.	504	26,732
TransDigm Group, Inc.(a)(b)	229	110,790
United Technologies Corp.	84	10,937
Vectrus, Inc.(a)	974	39,505

		4,427,184

Air Freight & Logistics — 0.8%
C.H. Robinson Worldwide, Inc.(b)	5,681	479,192
Echo Global Logistics, Inc.(a)	4,359	90,972
Expeditors International of Washington, Inc.	2,968	225,152
FedEx Corp.	5,297	869,714
Hub Group, Inc., Class A(a)	6,914	290,250
Hyundai Glovis Co. Ltd.	748	104,421
Park-Ohio Holdings Corp.	2,476	80,693
Radiant Logistics, Inc.(a)	13,114	80,520
United Parcel Service, Inc., Class B(b)	12,108	1,250,393
XPO Logistics, Inc.(a)(b)	5,808	335,761

		3,807,068

Airlines — 0.4%
Alaska Air Group, Inc.	413	26,395
American Airlines Group, Inc.	7,365	240,173
Copa Holdings SA, Class A	142	13,855
Delta Air Lines, Inc.	9,715	551,326
Hawaiian Holdings, Inc.(b)	2,669	73,211
InterGlobe Aviation Ltd.(c)	2,268	51,211
JetBlue Airways Corp.(a)	1,046	19,340
Southwest Airlines Co.	10,322	524,151
Spirit Airlines, Inc.(a)	6,531	311,725
United Continental Holdings, Inc.(a)	3,001	262,737

		2,074,124

Auto Components — 0.4%
Adient PLC(b)	321	7,791
Cooper-Standard Holdings, Inc.(a)	487	22,314
Dana, Inc.(b)	32,430	646,654
Garrett Motion, Inc.(a)	256	3,930
Gentex Corp.	902	22,198
Goodyear Tire & Rubber Co.	8,177	125,108
Hyundai Mobis Co. Ltd.(a)	2,452	500,265
Standard Motor Products, Inc.	195	8,841
Tianneng Power International Ltd.	172,000	138,616
Tower International, Inc.	15,852	309,114
Visteon Corp.(a)(b)	99	5,800

		1,790,631

Automobiles — 0.6%
Astra International Tbk PT	517,000	272,683
BAIC Motor Corp. Ltd., Class H(c)	74,500	46,752

Security	Shares	Value

Automobiles (continued)
Ford Motor Co.	21,412	$219,045
Ford Otomotiv Sanayi AS	16,064	173,282
Geely Automobile Holdings Ltd.	40,000	68,585
General Motors Co.	9,906	381,678
Harley-Davidson, Inc.(b)	826	29,596
Hyundai Motor Co.	3,225	391,403
Kia Motors Corp.	16,278	620,986
Tesla, Inc.(a)(b)	1,288	287,816
Thor Industries, Inc.(b)	1,340	78,323

		2,570,149

Banks — 7.0%
Al Rajhi Bank	15,641	290,411
Alliance Bank Malaysia Bhd	46,800	42,610
AMMB Holdings Bhd	47,400	48,514
Associated Banc-Corp	564	11,923
Axis Bank Ltd.(a)	14,099	165,099
Banco do Brasil SA	35,500	498,671
Banco Macro SA — ADR	607	44,220
Banco Santander Brasil SA	6,400	75,768
Bancolombia SA — ADR	9,061	462,473
Bandhan Bank Ltd.(c)	3,988	31,118
Bank Central Asia Tbk PT	60,700	128,810
Bank of America Corp.	72,166	2,092,814
Bank of Beijing Co. Ltd., Class A	38,000	32,726
Bank of Chengdu Co. Ltd., Class A	41,600	53,552
Bank of China Ltd., Class A	220,200	119,975
Bank of China Ltd., Class H	1,357,000	572,612
Bank of Commerce Holdings	4,577	48,928
Bank of Communications Co. Ltd., Class A	178,195	158,871
Bank of Hawaii Corp.(b)	141	11,690
Bank of Jiangsu Co. Ltd., Class A	160,798	170,130
Bank of Nanjing Co. Ltd., Class A	255,966	308,150
Bank of Shanghai Co. Ltd., Class A	36,694	63,365
Bank OZK	417	12,548
Bank Polska Kasa Opieki SA	16,740	501,635
Bank Rakyat Indonesia Persero Tbk PT	1,336,300	412,549
BankFinancial Corp.	1,975	27,630
BankUnited, Inc.	334	11,269
Banner Corp.	8,844	478,903
BB&T Corp.	1,824	89,613
BOK Financial Corp.	112	8,454
Boston Private Financial Holdings, Inc.	14,941	180,338
Cadence BanCorp	31,227	649,522
Capital City Bank Group, Inc.	3,810	94,678
Cathay General Bancorp	24,173	868,052
CenterState Bank Corp.	16,355	376,656
Central Pacific Financial Corp.	18,926	567,023
Chemical Financial Corp.	29,188	1,199,919
China Construction Bank Corp., Class H	702,000	605,127
China Everbright Bank Co. Ltd., Class A	544,700	302,370
CIMB Group Holdings Bhd	439,800	572,868
CIT Group, Inc.	1,077	56,586
Citigroup, Inc.	12,721	890,852
Citizens Financial Group, Inc.	20,547	726,542
Comerica, Inc.	206	14,964
Commerce Bancshares, Inc.(b)	342	20,404
Credicorp Ltd.	977	223,645
Cullen/Frost Bankers, Inc.	194	18,170
DCB Bank Ltd.	9,344	32,101
Dubai Islamic Bank PJSC	32,718	45,826
East West Bancorp, Inc.	2,218	103,736
Farmers National Banc Corp.	2,235	33,145
Fifth Third Bancorp	1,839	51,308
First Abu Dhabi Bank PJSC	28,253	114,524

2	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
First BanCorp, Puerto Rico	1,403	$15,489
First Citizens BancShares, Inc., Class A	27	12,157
First Commonwealth Financial Corp.	4,945	66,609
First Financial Corp.	3,603	144,696
First Financial Northwest, Inc.	19,074	269,897
First Hawaiian, Inc.	453	11,719
First Horizon National Corp.	5,340	79,726
First Merchants Corp.	4,300	162,970
First Republic Bank(b)	3,549	346,560
First Savings Financial Group, Inc.	453	27,180
FNB Corp.	1,109	13,053
Grupo Financiero Galicia SA — ADR	1,171	41,570
Hana Financial Group, Inc.	273	8,849
HDFC Bank Ltd.	3,614	128,012
HDFC Bank Ltd. — ADR	1,268	164,891
Home BancShares, Inc.	28,857	555,786
Iberiabank Corp.	950	72,057
Independent Bank Group, Inc.	4,671	256,718
Industrial Bank Co. Ltd., Class A	84,297	224,722
JPMorgan Chase & Co.	32,208	3,600,854
KB Financial Group, Inc.	4,470	177,187
KeyCorp	889	15,780
Kotak Mahindra Bank Ltd.	1,927	41,236
M&T Bank Corp.	333	56,633
Malayan Banking Bhd	119,900	257,780
MBT Financial Corp.	1	10
Mercantile Bank Corp.	6,840	222,847
National Bank Holdings Corp., Class A	694	25,192
National Commercial Bank	23,302	344,216
Nedbank Group Ltd.	20,043	360,536
OTP Bank Nyrt	15,006	597,560
PacWest Bancorp	422	16,386
Pinnacle Financial Partners, Inc.	257	14,772
Popular, Inc.	340	18,442
Powszechna Kasa Oszczednosci Bank Polski SA	53,301	611,790
Prosperity Bancshares, Inc.(b)	229	15,125
RBL Bank Ltd.(c)	28,466	263,365
Regional SAB de CV	20,200	104,116
Regions Financial Corp.	1,476	22,051
Republic Bancorp, Inc., Class A	7,535	374,866
RHB Capital Bhd	140,300	189,783
Riyad Bank	9,629	69,010
Samba Financial Group	4,195	39,584
Sandy Spring Bancorp, Inc.	15,969	556,999
Saudi British Bank	3,811	42,135
Shinhan Financial Group Co. Ltd.	13,630	530,126
Sierra Bancorp	6,632	179,860
Standard Bank Group Ltd.	46,973	656,201
Sterling Bancorp	734	15,620
SunTrust Banks, Inc.	1,281	80,511
SVB Financial Group(a)(b)	29	6,513
Synovus Financial Corp.	7,281	254,835
TCF Financial Corp.	551	11,455
Texas Capital Bancshares, Inc.(a)	172	10,556
Thanachart Capital PCL — NVDR	82,000	148,454
TriState Capital Holdings, Inc.(a)	48,067	1,025,750
Turkiye Garanti Bankasi AS(a)	132,623	208,255
Turkiye Is Bankasi AS, Class C(a)	74,691	77,894
Turkiye Vakiflar Bankasi Tao, Class D	179,305	129,535
U.S. Bancorp	7,306	382,834
Umpqua Holdings Corp.	753	12,492
United Community Banks, Inc.	33,577	958,959
Univest Financial Corp.	4,052	106,406
Webster Financial Corp.	314	15,000

Security	Shares	Value

Banks (continued)
Wells Fargo & Co.	30,227	$1,430,342
Western Alliance Bancorp(a)(b)	6,549	292,871
Wintrust Financial Corp.	7,255	530,776
Yapi ve Kredi Bankasi AS(a)	281,515	117,023
Zions Bancorp. NA	2,502	115,042

		32,661,613

Beverages — 0.8%
Ambev SA	248,600	1,158,206
Boston Beer Co., Inc., Class A(a)	552	208,523
Brown-Forman Corp., Class A	176	9,680
Coca-Cola Co.	665	33,862
Keurig Dr Pepper, Inc.(b)	1,273	36,790
Molson Coors Brewing Co., Class B	688	38,528
Monster Beverage Corp.(a)	4,343	277,214
PepsiCo, Inc.	8,761	1,148,830
Tsingtao Brewery Co. Ltd., Class H	20,000	127,434
United Breweries Ltd.	19,783	383,790
Wuliangye Yibin Co. Ltd., Class A	2,800	48,209

		3,471,066

Biotechnology — 3.3%
AbbVie, Inc.	17,125	1,245,330
ACADIA Pharmaceuticals, Inc.(a)	3,485	93,154
Acorda Therapeutics, Inc.(a)(b)	9,220	70,717
Adamas Pharmaceuticals, Inc.(a)(b)	3,948	24,478
Agenus, Inc.(a)(b)	51,175	153,525
Agios Pharmaceuticals, Inc.(a)(b)	174	8,679
Akebia Therapeutics, Inc.(a)	23,912	115,734
Alder Biopharmaceuticals, Inc.(a)	18,687	219,946
Alexion Pharmaceuticals, Inc.(a)	988	129,408
Alkermes PLC(a)	2,663	60,024
Allogene Therapeutics, Inc.(a)(b)	7,692	206,530
AMAG Pharmaceuticals, Inc.(a)	1,874	18,721
Amgen, Inc.(b)	9,598	1,768,719
AnaptysBio, Inc.(a)	864	48,747
Apellis Pharmaceuticals, Inc.(a)(b)	3,283	83,191
Applied Genetic Technologies Corp.(a)	5,946	22,535
Aptinyx, Inc.(a)	5,731	19,142
AquaBounty Technologies, Inc.(a)(b)	3	9
Aravive, Inc.(a)	4,742	28,452
Arcus Biosciences, Inc.(a)(b)	17,770	141,271
Ardelyx, Inc.(a)	17,014	45,768
Array BioPharma, Inc.(a)	8,301	384,585
Arrowhead Pharmaceuticals, Inc.(a)(b)	3,845	101,893
Atara Biotherapeutics, Inc.(a)	2,106	42,352
Athersys, Inc.(a)(b)	54,167	91,001
Audentes Therapeutics, Inc.(a)	1,982	75,039
Biocon Ltd.	126,698	460,294
Biogen, Inc.(a)	1,428	333,966
Biohaven Pharmaceutical Holding Co. Ltd.(a)	2,020	88,456
Bluebird Bio, Inc.(a)(b)	186	23,659
Blueprint Medicines Corp.(a)	888	83,765
Calithera Biosciences, Inc.(a)	27,765	108,284
Cara Therapeutics, Inc.(a)	1,526	32,809
Celgene Corp.(a)	6,638	613,617
ChemoCentryx, Inc.(a)(b)	9,217	85,718
Chimerix, Inc.(a)	18,925	81,756
Cidara Therapeutics, Inc.(a)(b)	7,801	13,106
Clovis Oncology, Inc.(a)	4,770	70,930
Conatus Pharmaceuticals, Inc.(a)(b)	21,164	5,505
Corvus Pharmaceuticals, Inc.(a)(b)	21,443	80,197
Crinetics Pharmaceuticals, Inc.(a)	1,995	49,875
CytomX Therapeutics, Inc.(a)	2,089	23,439
Deciphera Pharmaceuticals, Inc.(a)	3,901	87,968

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) June 30, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Denali Therapeutics, Inc.(a)	8,740	$181,442
Eiger Biopharmaceuticals, Inc.(a)	2,262	23,977
Emergent Biosolutions, Inc.(a)	5,802	280,295
Epizyme, Inc.(a)	2,358	29,593
Esperion Therapeutics, Inc.(a)	803	37,356
Exact Sciences Corp.(a)(b)	1,303	153,806
Exelixis, Inc.(a)(b)	5,723	122,301
Fate Therapeutics, Inc.(a)	12,645	256,693
FibroGen, Inc.(a)	1,055	47,665
Genomic Health, Inc.(a)	4,950	287,941
Gilead Sciences, Inc.	17,910	1,210,000
Global Blood Therapeutics, Inc.(a)(b)	5,441	286,197
Green Cross Corp.	1,156	121,857
Halozyme Therapeutics, Inc.(a)	16,445	282,525
Incyte Corp.(a)	1,485	126,166
Innoviva, Inc.(a)	12,649	184,169
Intellia Therapeutics, Inc.(a)(b)	8,677	142,042
Intercept Pharmaceuticals, Inc.(a)(b)	1,744	138,770
Intrexon Corp.(a)(b)	10,193	78,078
Invitae Corp.(a)	13,592	319,412
Ionis Pharmaceuticals, Inc.(a)	318	20,438
Ironwood Pharmaceuticals, Inc.(a)	11,317	123,808
Jounce Therapeutics, Inc.(a)	1,818	8,999
Kezar Life Sciences, Inc.(a)	533	4,109
MacroGenics, Inc.(a)(b)	8,094	137,355
Mersana Therapeutics, Inc.(a)	6,589	26,685
Moderna, Inc.(a)	91	1,332
Myriad Genetics, Inc.(a)(b)	11,334	314,859
Natera, Inc.(a)	10,139	279,634
Neon Therapeutics, Inc.(a)	2,880	13,651
Neurocrine Biosciences, Inc.(a)	309	26,089
OPKO Health, Inc.(a)(b)	29,694	72,453
Portola Pharmaceuticals, Inc.(a)	522	14,162
Precision BioSciences, Inc.(a)(b)	7,817	103,575
Principia Biopharma, Inc.(a)	648	21,507
Ra Pharmaceuticals, Inc.(a)	2,412	72,529
Regeneron Pharmaceuticals, Inc.(a)	1,383	432,879
Repligen Corp.(a)	653	56,125
Retrophin, Inc.(a)	12,552	252,170
Rigel Pharmaceuticals, Inc.(a)	160	418
Sage Therapeutics, Inc.(a)(b)	167	30,576
Sangamo Therapeutics, Inc.(a)(b)	6,487	69,865
Sarepta Therapeutics, Inc.(a)(b)	228	34,645
Seattle Genetics, Inc.(a)	64	4,429
Seres Therapeutics, Inc.(a)	21,532	69,333
Spark Therapeutics, Inc.(a)(b)	642	65,728
Spectrum Pharmaceuticals, Inc.(a)	11,261	96,957
Surface Oncology, Inc.(a)	2,804	7,907
Twist Bioscience Corp.(a)(b)	871	25,268
Ultragenyx Pharmaceutical, Inc.(a)	1,598	101,473
United Therapeutics Corp.(a)	149	11,631
UNITY Biotechnology, Inc.(a)(b)	7,272	69,084
Unum Therapeutics, Inc.(a)(b)	4,415	11,567
Vanda Pharmaceuticals, Inc.(a)	2,392	33,703
Vertex Pharmaceuticals, Inc.(a)	2,804	514,198
XBiotech, Inc.(a)	1,637	12,408
Xencor, Inc.(a)(b)	7,539	308,571
Y-mAbs Therapeutics, Inc.(a)	2,974	68,015

		15,270,714

Building Products — 0.5%
Allegion PLC	5,642	623,723
AO Smith Corp.	2,232	105,261
Armstrong World Industries, Inc.	148	14,386
Blue Star Ltd.	3,399	38,191

Security	Shares	Value

Building Products (continued)
Builders FirstSource, Inc.(a)	5,648	$95,225
Continental Building Products, Inc.(a)	8,680	230,628
Fortune Brands Home & Security, Inc.	350	19,996
Griffon Corp.	1,739	29,424
Johnson Controls International PLC	242	9,997
Lennox International, Inc.	221	60,775
Masco Corp.(b)	1,619	63,530
PGT Innovations, Inc.(a)	8,689	145,280
Quanex Building Products Corp.	453	8,557
Resideo Technologies, Inc.(a)	2,454	53,792
Trex Co., Inc.(a)	6,133	439,736
Universal Forest Products, Inc.	10,091	384,063

		2,322,564

Capital Markets — 1.5%
Ameriprise Financial, Inc.	537	77,951
Ares Management Corp.	3,712	97,143
Artisan Partners Asset Management, Inc., Class A	2,910	80,083
B3 SA — Brasil Bolsa Balcao	17,100	166,816
Bank of New York Mellon Corp.(b)	4,454	196,644
BGC Partners, Inc., Class A(b)	938	4,906
Charles Schwab Corp.	30,628	1,230,939
CME Group, Inc.	1,341	260,302
Cohen & Steers, Inc.	1,804	92,798
Evercore, Inc., Class A(b)	2,275	201,497
Franklin Resources, Inc.(b)	7,581	263,819
GF Securities Co. Ltd., Class H	34,000	40,452
Goldman Sachs Group, Inc.	1,451	296,875
Haitong Securities Co. Ltd., Class H	32,000	35,895
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	846	23,840
Intercontinental Exchange, Inc.	2,433	209,092
Lazard Ltd., Class A	395	13,584
Legg Mason, Inc.	291	11,140
LPL Financial Holdings, Inc.	290	23,655
Marcus & Millichap, Inc.(a)	8,173	252,137
MarketAxess Holdings, Inc.(b)	127	40,820
Moelis & Co., Class A	12,720	444,564
Moody’s Corp.	823	160,740
Morgan Stanley	22,780	997,992
MSCI, Inc.	665	158,795
Nasdaq, Inc.	334	32,121
NH Investment & Securities Co. Ltd.	4	50
Northern Trust Corp.	1,151	103,590
Pzena Investment Management, Inc., Class A	900	7,731
Raymond James Financial, Inc.	262	22,152
S&P Global, Inc.	2,953	672,664
SEI Investments Co.	421	23,618
State Street Corp.	1,775	99,507
TD Ameritrade Holding Corp.	7,393	369,059
Virtu Financial, Inc., Class A(b)	140	3,049
Westwood Holdings Group, Inc.	140	4,928

		6,720,948

Chemicals — 1.4%
Air Products & Chemicals, Inc.	3,508	794,106
Albemarle Corp.	922	64,918
Ashland Global Holdings, Inc.	214	17,114
Cabot Corp.	201	9,590
Corteva, Inc.(a)	3,197	94,535
Dow, Inc.(a)	8,403	414,352
DuPont de Nemours, Inc.	9,001	675,705
Ecolab, Inc.(b)	2,369	467,735
Element Solutions, Inc.(a)(b)	762	7,879
Hanwha Chemical Corp.	2,531	49,874
HB Fuller Co.	260	12,064

4	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Huntsman Corp.	749	$15,310
Innophos Holdings, Inc.	405	11,790
Innospec, Inc.	12,455	1,136,394
Intrepid Potash, Inc.(a)(b)	24,100	80,976
Kumho Petrochemical Co. Ltd.	773	65,277
Landec Corp.(a)(b)	1,534	14,374
LG Chem Ltd.	221	67,921
Linde PLC	2,182	438,146
LOTTE Fine Chemical Co. Ltd.	2,046	93,702
LyondellBasell Industries NV, Class A	6,008	517,469
NewMarket Corp.	26	10,424
Olin Corp.(b)	567	12,423
PhosAgro PJSC, — GDR	8,220	107,879
PolyOne Corp.	12,876	404,178
PPG Industries, Inc.	340	39,681
RPM International, Inc.	444	27,133
Scotts Miracle-Gro Co.	138	13,593
Sherwin-Williams Co.	897	411,086
Sinopec Shanghai Petrochemical Co. Ltd., Class H	634,000	252,481
SRF Ltd.	1,438	63,369
Tata Chemicals Ltd.	19,816	179,899
Valvoline, Inc.	646	12,616
Versum Materials, Inc.	373	19,239
WR Grace & Co.	228	17,353

		6,620,585

Commercial Services & Supplies — 0.8%
ADT, Inc.	18,116	110,870
ARC Document Solutions, Inc.(a)	31,182	63,611
CECO Environmental Corp.(a)	4,725	45,313
Cintas Corp.	929	220,442
Clean Harbors, Inc.(a)	177	12,585
Copart, Inc.(a)	1,360	101,646
Ennis, Inc.	6,505	133,483
IAA, Inc.(a)	462	17,916
KAR Auction Services, Inc.	462	11,550
KEPCO Plant Service & Engineering Co. Ltd.	1,225	33,179
McGrath RentCorp	9,988	620,754
Mobile Mini, Inc.	11,247	342,246
Republic Services, Inc.	1,747	151,360
Rollins, Inc.(b)	942	33,790
Steelcase, Inc., Class A(b)	25,084	428,936
Stericycle, Inc.(a)(b)	285	13,609
Tetra Tech, Inc.(b)	3,206	251,831
Viad Corp.	4,820	319,277
Waste Connections, Inc.	4,112	393,025
Waste Management, Inc.	2,545	293,617

		3,599,040

Communications Equipment — 0.7%
Aerohive Networks, Inc.(a)	1,690	7,487
BYD Electronic International Co. Ltd.	27,000	38,634
Calix, Inc.(a)	16,958	111,245
Ciena Corp.(a)	27,792	1,143,085
Cisco Systems, Inc.	20,165	1,103,630
EchoStar Corp., Class A(a)	164	7,268
Finisar Corp.(a)	5,965	136,420
Infinera Corp.(a)	38,140	110,987
Palo Alto Networks, Inc.(a)	549	111,864
Tessco Technologies, Inc.	9,606	171,563
Ubiquiti Networks, Inc.	52	6,838
ViaSat, Inc.(a)	1,486	120,099

		3,069,120

Construction & Engineering — 0.7%
AECOM(a)	535	20,250
Arcosa, Inc.	167	6,284

Security	Shares	Value

Construction & Engineering (continued)
China Railway Group Ltd., Class H	198,000	$150,584
China State Construction Engineering Corp. Ltd., Class A	152,100	127,408
Comfort Systems USA, Inc.	17,143	874,122
KEC International Ltd.	14,197	66,077
Larsen & Toubro Ltd.	20,988	472,220
MasTec, Inc.(a)(b)	19,368	998,033
Metallurgical Corp. of China Ltd., Class H	342,000	91,467
MYR Group, Inc.(a)	3,935	146,972
Quanta Services, Inc.	501	19,133
Samsung Engineering Co. Ltd.(a)	10,961	163,112
Sino-Thai Engineering & Construction PCL	173,600	152,826
Tekfen Holding AS	27,268	122,077

		3,410,565

Construction Materials — 0.3%
Anhui Conch Cement Co. Ltd., Class A	42,900	259,448
Anhui Conch Cement Co. Ltd., Class H	85,500	535,000
Asia Cement Corp.	122,000	186,954
Cemex SAB de CV CPO	329,510	138,886
Eagle Materials, Inc.	153	14,183
JK Cement Ltd.	2,186	31,737
Martin Marietta Materials, Inc.(b)	194	44,641
UltraTech Cement Ltd.	2,434	160,576
Vulcan Materials Co.(b)	286	39,271

		1,410,696

Consumer Finance — 0.9%
American Express Co.	9,144	1,128,735
Bajaj Finance Ltd.	4,677	249,355
Bharat Financial Inclusion Ltd.(a)	9,720	125,673
Capital One Financial Corp.	5,057	458,872
Cholamandalam Investment and Finance Co. Ltd.	22,215	91,918
Credit Acceptance Corp.(a)	38	18,386
Discover Financial Services	8,692	674,412
Enova International, Inc.(a)	10,462	241,149
Equitas Holdings Ltd.(a)	16,463	28,631
FirstCash, Inc.	2,935	293,559
Gentera SAB de CV	38,100	32,931
Green Dot Corp., Class A(a)(b)	408	19,951
I3 Verticals, Inc., Class A(a)	1,950	57,427
LendingClub Corp.(a)	4,995	16,384
Mahindra & Mahindra Financial Services Ltd.	23,822	134,032
Navient Corp.(b)	838	11,439
OneMain Holdings, Inc.	262	8,858
Regional Management Corp.(a)	8,394	221,350
Santander Consumer USA Holdings, Inc.	397	9,512
Shriram Transport Finance Co. Ltd.	4,614	72,219
SLM Corp.	1,495	14,531
Srisawad Corp. PCL, NVDR	25,900	47,556
Synchrony Financial	6,510	225,702

		4,182,582

Containers & Packaging — 0.3%
Amcor PLC(a)	3,173	36,458
AptarGroup, Inc.	214	26,609
Ardagh Group SA	63	1,103
Avery Dennison Corp.	86	9,948
Ball Corp.	2,775	194,222
Berry Global Group, Inc.(a)	448	23,560
Crown Holdings, Inc.(a)	805	49,185
Graphic Packaging Holding Co.	1,027	14,357
Owens-Illinois, Inc.	547	9,447
Packaging Corp. of America	87	8,293
Sealed Air Corp.	1,763	75,421
Silgan Holdings, Inc.	266	8,140
Sonoco Products Co.	338	22,085

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) June 30, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging (continued)
Westrock Co.	21,933	$799,897

		1,278,725

Distributors — 0.1%
Core-Mark Holding Co., Inc.	5,144	204,320
Imperial Logistics Ltd.	14,856	54,245
Pool Corp.	135	25,785

		284,350

Diversified Consumer Services — 0.1%
2U, Inc.(a)(b)	188	7,076
Bright Horizons Family Solutions, Inc.(a)	196	29,571
Chegg, Inc.(a)	893	34,461
frontdoor, Inc.(a)(b)	1,966	85,619
Graham Holdings Co., Class B	14	9,660
Grand Canyon Education, Inc.(a)	162	18,957
H&R Block, Inc.(b)	3,389	99,298
Ser Educacional SA(c)	10,000	64,714
Service Corp. International	597	27,928
ServiceMaster Global Holdings, Inc.(a)	466	24,274
Strategic Education, Inc.	1,515	269,670

		671,228

Diversified Financial Services — 1.2%
AXA Equitable Holdings, Inc.	2,583	53,985
Ayala Corp.	17,025	297,182
Berkshire Hathaway, Inc., Class B(a)	16,808	3,582,961
Chailease Holding Co. Ltd.	138,460	573,778
FactSet Research Systems, Inc.	182	52,154
FGL Holdings	21,050	176,820
FirstRand Ltd.	16,550	80,606
Fubon Financial Holding Co. Ltd.	68,000	100,487
Haci Omer Sabanci Holding AS	359,849	533,327
Interactive Brokers Group, Inc., Class A(b)	254	13,767
Jefferies Financial Group, Inc.	1,343	25,826
Morningstar, Inc.	63	9,112
Voya Financial, Inc.	648	35,834

		5,535,839

Diversified Telecommunication Services — 1.6%
AT&T, Inc.	31,917	1,069,539
Bandwidth, Inc., Class A(a)	1,115	83,647
China Communications Services Corp. Ltd., Class H	312,000	241,964
China Telecom Corp. Ltd., Class H	108,000	54,383
China Unicom Hong Kong Ltd.	890,000	973,127
China Unicom Hong Kong Ltd., ADR(b)	13,742	149,788
Cogent Communications Holdings, Inc.	12,277	728,763
Hellenic Telecommunications Organization SA	4,764	70,423
IDT Corp., Class B(a)	928	8,788
KT Corp. — ADR	57,414	710,211
Ooma, Inc.(a)(b)	10,104	105,890
Tata Communications Ltd.	21,152	148,621
Telekom Malaysia Bhd	171,700	166,352
Turk Telekomunikasyon AS(a)	308,628	265,063
Verizon Communications, Inc.	42,083	2,404,202
Zayo Group Holdings, Inc.(a)	832	27,381

		7,208,142

Electric Utilities — 1.6%
Alliant Energy Corp.	10,517	516,174
American Electric Power Co., Inc.	4,991	439,258
Avangrid, Inc.(b)	193	9,747
CEZ AS	17,360	419,528
Duke Energy Corp.	5,098	449,848
Edison International	4,320	291,211
EDP — Energias do Brasil SA	17,200	84,657
El Paso Electric Co.	2,063	134,920

Security	Shares	Value

Electric Utilities (continued)
Energa SA(a)	11	$23
Entergy Corp.	1,537	158,203
Evergy, Inc.	3,254	195,728
Eversource Energy	1,132	85,760
Exelon Corp.	9,705	465,258
FirstEnergy Corp.	4,918	210,540
Hawaiian Electric Industries, Inc.	372	16,201
IDACORP, Inc.	17,796	1,787,252
Inter RAO UES PJSC	5,894,752	422,256
NextEra Energy, Inc.	2,421	495,966
PG&E Corp.(a)	1,777	40,729
Pinnacle West Capital Corp.	3,749	352,743
Portland General Electric Co.	813	44,040
PPL Corp.	3,035	94,115
Reliance Infrastructure Ltd.	16,012	12,901
Southern Co.	3,791	209,567
Xcel Energy, Inc.	11,393	677,770

		7,614,395

Electrical Equipment — 0.7%
Acuity Brands, Inc.	1,522	209,899
AMETEK, Inc.	878	79,757
Atkore International Group, Inc.(a)	6,512	168,465
Eaton Corp. PLC	1,977	164,645
Emerson Electric Co.	5,011	334,334
Encore Wire Corp.	5,720	335,078
Generac Holdings, Inc.(a)(b)	10,473	726,931
GrafTech International Ltd.(b)	204	2,346
Hubbell, Inc.(b)	1,967	256,497
LSI Industries, Inc.	19,650	71,722
nVent Electric PLC	553	13,709
Regal-Beloit Corp.	148	12,093
Rockwell Automation, Inc.	5,160	845,363
Sensata Technologies Holding PLC(a)	1,664	81,536

		3,302,375

Electronic Equipment, Instruments & Components — 1.6%
Anixter International, Inc.(a)	7,465	445,735
Avnet, Inc.(b)	370	16,750
CDW Corp.	2,920	324,120
Coherent, Inc.(a)(b)	83	11,319
Control4 Corp.(a)	1,343	31,896
Delta Electronics, Inc.	182,000	925,004
Dolby Laboratories, Inc., Class A	214	13,824
Fitbit, Inc., Series A(a)(b)	137,961	607,028
Hon Hai Precision Industry Co. Ltd.	254,000	633,708
Insight Enterprises, Inc.(a)(b)	2,868	166,918
Jabil, Inc.	519	16,400
Largan Precision Co. Ltd.	7,000	874,254
Littelfuse, Inc.(b)	83	14,684
National Instruments Corp.(b)	10,855	455,802
OSI Systems, Inc.(a)(b)	7,925	892,593
Partron Co. Ltd.	2,549	39,240
PC Connection, Inc.	5,839	204,248
Sanmina Corp.(a)	17,022	515,426
ScanSource, Inc.(a)	22,151	721,237
Tech Data Corp.(a)(b)	3,284	343,506
Unimicron Technology Corp.	46,000	52,365
Universal Display Corp.(b)	146	27,457
Zebra Technologies Corp., Class A(a)	241	50,487

		7,384,001

Energy Equipment & Services — 0.5%
Apergy Corp.(a)	267	8,955
Archrock, Inc.(b)	43,495	461,047
Baker Hughes a GE Co.	5,155	126,968

6	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services (continued)
Dril-Quip, Inc.(a)	880	$42,240
Forum Energy Technologies, Inc.(a)	3,843	13,143
Halliburton Co.	22,698	516,153
Helmerich & Payne, Inc.	189	9,567
Matrix Service Co.(a)	7,313	148,162
Nabors Industries Ltd.(b)	17,691	51,304
National Oilwell Varco, Inc.	5,206	115,729
Natural Gas Services Group, Inc.(a)	1,524	25,146
Oceaneering International, Inc.(a)	3,970	80,948
Oil States International, Inc.(a)	1,270	23,241
Patterson-UTI Energy, Inc.	736	8,471
ProPetro Holding Corp.(a)	17,080	353,556
RPC, Inc.(b)	199	1,435
Schlumberger Ltd.	5,520	219,365
Superior Energy Services, Inc.(a)	148,789	193,426
Transocean Ltd.(a)(b)	13,418	86,009
Weatherford International PLC(a)(b)	3,482	174

		2,485,039

Entertainment — 0.5%
Activision Blizzard, Inc.	5,854	276,309
Electronic Arts, Inc.(a)	1,489	150,776
Inox Leisure Ltd.(a)	6,895	32,658
Live Nation Entertainment, Inc.(a)(b)	869	57,571
NetEase, Inc. — ADR	967	247,330
Netflix, Inc.(a)	3,085	1,133,182
Take-Two Interactive Software, Inc.(a)	445	50,521
Viacom, Inc., Class B	6,762	201,981

		2,150,328

Equity Real Estate Investment Trusts (REITs) — 2.8%
Acadia Realty Trust	8,888	243,265
Alexandria Real Estate Equities, Inc.	476	67,159
American Campus Communities, Inc.	468	21,603
American Homes 4 Rent, Class A	888	21,587
Apartment Investment & Management Co., Class A	500	25,060
Apple Hospitality REIT, Inc.	744	11,800
Boston Properties, Inc.	162	20,898
Brandywine Realty Trust(b)	603	8,635
Brixmor Property Group, Inc.	1,036	18,524
Brookfield Property REIT, Inc., Class A	434	8,198
Chesapeake Lodging Trust	7,325	208,176
Chimera Investment Corp.(b)	640	12,077
Colony Capital, Inc.	1,651	8,255
Columbia Property Trust, Inc.	406	8,420
CorePoint Lodging, Inc.(b)	5,858	72,581
CoreSite Realty Corp.	125	14,396
Corporate Office Properties Trust	354	9,335
Cousins Properties, Inc.	5,267	190,507
CubeSmart	637	21,301
CyrusOne, Inc.(b)	359	20,721
Douglas Emmett, Inc.	552	21,992
EastGroup Properties, Inc.	12,707	1,473,758
Empire State Realty Trust, Inc., Class A	487	7,212
EPR Properties(b)	253	18,871
Equinix, Inc.	263	132,628
Equity Commonwealth	403	13,106
Equity LifeStyle Properties, Inc.	5,707	692,487
First Industrial Realty Trust, Inc.	23,901	878,123
Four Corners Property Trust, Inc.	37,628	1,028,373
Gaming and Leisure Properties, Inc.(b)	692	26,974
Healthcare Trust of America, Inc., Class A	708	19,420
Hersha Hospitality Trust(b)	32,217	532,869
Highwoods Properties, Inc.	349	14,414
Hospitality Properties Trust	559	13,975
Hudson Pacific Properties, Inc.	529	17,600

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Invesco Mortgage Capital, Inc.	48,794	$786,559
JBG SMITH Properties	389	15,303
Kilroy Realty Corp.	339	25,022
Lamar Advertising Co., Class A(b)	290	23,406
Life Storage, Inc.	157	14,928
Medical Properties Trust, Inc.	1,269	22,131
MFA Financial, Inc.	1,535	11,021
National Storage Affiliates Trust	16,188	468,481
New Residential Investment Corp.	1,382	21,269
Omega Healthcare Investors, Inc.(b)	703	25,835
Outfront Media, Inc.	7,185	185,301
Paramount Group, Inc.	702	9,835
Park Hotels & Resorts, Inc.	15,706	432,857
Prologis, Inc.	13,166	1,054,597
PS Business Parks, Inc.	3,737	629,797
Rayonier, Inc.	443	13,423
Realty Income Corp.	765	52,762
Retail Properties of America, Inc., Class A	739	8,691
Retail Value, Inc.	52	1,810
RLJ Lodging Trust	58,163	1,031,812
Ryman Hospitality Properties, Inc.	8,153	661,127
Senior Housing Properties Trust	808	6,682
Simon Property Group, Inc.	5,534	884,112
SITE Centers Corp.	524	6,938
Spirit Realty Capital, Inc.(b)	294	12,542
Starwood Property Trust, Inc.	922	20,948
STORE Capital Corp.	658	21,839
Summit Hotel Properties, Inc.	22,894	262,594
Sunstone Hotel Investors, Inc.	13,969	191,515
Taubman Centers, Inc.	203	8,288
Uniti Group, Inc.(b)	577	5,482
VICI Properties, Inc.	1,393	30,702
Weingarten Realty Investors	410	11,242

		12,863,151

Food & Staples Retailing — 0.8%
BJ’s Wholesale Club Holdings, Inc.(a)	4,704	124,186
Casey’s General Stores, Inc.	125	19,499
China Resources Beer Holdings Co. Ltd.	16,000	76,013
Costco Wholesale Corp.	3,335	881,307
CP ALL PCL — NVDR	228,400	641,071
Diplomat Pharmacy, Inc.(a)	7,896	48,087
Kroger Co.(b)	3,497	75,920
Massmart Holdings Ltd.	28,312	125,027
Performance Food Group Co.(a)	7,917	316,917
Pick n Pay Stores Ltd.	18,361	89,947
Spar Group Ltd.	30,551	405,842
Sprouts Farmers Market, Inc.(a)	430	8,123
U.S. Foods Holding Corp.(a)	740	26,462
Walgreens Boots Alliance, Inc.	1,774	96,985
Walmart, Inc.	6,883	760,503

		3,695,889

Food Products — 1.2%
Archer-Daniels-Midland Co.	9,483	386,906
Calavo Growers, Inc.(b)	1,078	104,286
China Mengniu Dairy Co. Ltd.(a)	75,000	290,784
Flowers Foods, Inc.(b)	616	14,334
Foshan Haitian Flavouring & Food Co. Ltd., Class A	6,873	105,253
Freshpet, Inc.(a)	2,759	125,562
General Mills, Inc.	8,794	461,861
Hain Celestial Group, Inc.(a)	314	6,877
Hershey Co.	4,225	566,277
Indofood CBP Sukses Makmur Tbk PT	49,800	35,795
Indofood Sukses Makmur Tbk PT	194,400	96,669
J.M. Smucker Co.	1,502	173,015

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) June 30, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
JBS SA	135,947	$751,259
John B Sanfilippo & Son, Inc.(b)	4,716	375,818
Nestle India Ltd.	346	59,713
Nestle Malaysia Bhd	1,100	39,686
Pilgrim’s Pride Corp.(a)	182	4,621
Post Holdings, Inc.(a)	222	23,081
Simply Good Foods Co.(a)	6,945	167,236
Tingyi Cayman Islands Holding Corp.	192,000	320,754
TreeHouse Foods, Inc.(a)(b)	187	10,117
Uni-President Enterprises Corp.	527,000	1,403,760
Want Want China Holdings Ltd.(b)	55,000	44,727

		5,568,391

Gas Utilities — 0.4%
Chesapeake Utilities Corp.	2,996	284,680
GAIL India Ltd.	78,024	352,529
Gujarat Gas Ltd.	15,259	38,099
Indraprastha Gas Ltd.	8,381	38,192
National Fuel Gas Co.(b)	279	14,717
Northwest Natural Holding Co.	655	45,522
Perusahaan Gas Negara Persero Tbk PT	865,400	129,268
Petronas Gas Bhd	28,700	120,613
Southwest Gas Holdings, Inc.	8,351	748,417
UGI Corp.	1,122	59,926

		1,831,963

Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	9,561	804,080
ABIOMED, Inc.(a)	61	15,890
Align Technology, Inc.(a)(b)	706	193,232
AngioDynamics, Inc.(a)	3,001	59,090
Baxter International, Inc.	3,651	299,017
Becton Dickinson & Co.	1,204	303,420
Boston Scientific Corp.(a)	6,604	283,840
Cantel Medical Corp.(b)	126	10,161
Cardiovascular Systems, Inc.(a)	5,472	234,913
CONMED Corp.	2,372	202,972
Cooper Cos., Inc.	113	38,068
Danaher Corp.	6,735	962,566
DENTSPLY SIRONA, Inc.	1,127	65,772
DexCom, Inc.(a)(b)	1,355	203,033
Edwards Lifesciences Corp.(a)	1,095	202,290
Globus Medical, Inc., Class A(a)	12,792	541,102
Haemonetics Corp.(a)	1,175	141,399
Hill-Rom Holdings, Inc.	2,980	311,768
Hologic, Inc.(a)	1,348	64,731
ICU Medical, Inc.(a)	54	13,603
IDEXX Laboratories, Inc.(a)	975	268,447
Inogen, Inc.(a)(b)	1,050	70,098
Insulet Corp.(a)(b)	201	23,995
Integra LifeSciences Holdings Corp.(a)(b)	243	13,571
Intuitive Surgical, Inc.(a)	407	213,492
iRadimed Corp.(a)(b)	2,403	49,141
iRhythm Technologies, Inc.(a)	2,127	168,203
Masimo Corp.(a)	2,107	313,564
Medtronic PLC	16,550	1,611,804
Merit Medical Systems, Inc.(a)	14,229	847,479
Neogen Corp.(a)	326	20,248
Novocure Ltd.(a)	6,026	381,024
ResMed, Inc.	344	41,978
RTI Surgical Holdings, Inc.(a)	9,028	38,369
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,400	33,311
SI-BONE, Inc.(a)	2,867	58,315
Stryker Corp.	5,031	1,034,273

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Teleflex, Inc.	179	$59,276
Varian Medical Systems, Inc.(a)	461	62,756
Veracyte, Inc.(a)	9,758	278,201
West Pharmaceutical Services, Inc.	251	31,413
Zimmer Biomet Holdings, Inc.	1,040	122,450

		10,692,355

Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc.(a)(b)	297	10,380
Amedisys, Inc.(a)(b)	414	50,264
AmerisourceBergen Corp.	3,210	273,685
Anthem, Inc.(b)	2,765	780,311
Apollo Hospitals Enterprise Ltd.	1,752	34,513
Bangkok Chain Hospital PCL — NVDR	187,300	101,407
Cardinal Health, Inc.	1,907	89,820
Chemed Corp.	2,324	838,592
Cigna Corp.(a)	3,552	559,618
Covetrus, Inc.(a)(b)	209	5,112
CVS Health Corp.	16,011	872,439
DaVita, Inc.(a)	1,245	70,044
Encompass Health Corp.	336	21,289
Ensign Group, Inc.	1,094	62,270
HCA Healthcare, Inc.	2,334	315,487
HealthEquity, Inc.(a)	8,438	551,845
Henry Schein, Inc.(a)	909	63,539
Humana, Inc.	214	56,774
IHH Healthcare Bhd	93,100	130,761
Integer Holdings Corp.(a)	2,963	248,655
Laboratory Corp. of America Holdings(a)	641	110,829
McKesson Corp.	2,420	325,224
MEDNAX, Inc.(a)	300	7,569
Molina Healthcare, Inc.(a)	214	30,632
Penumbra, Inc.(a)	631	100,960
Premier, Inc., Class A(a)	179	7,001
Qualicorp Consultoria e Corretora de Seguros SA	11,900	71,184
Quest Diagnostics, Inc.	1,118	113,823
Select Medical Holdings Corp.(a)	10,800	171,396
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	57,100	112,259
Sinopharm Group Co. Ltd., Class H	106,800	376,053
Surgery Partners, Inc.(a)	2,864	23,313
Tivity Health, Inc.(a)	2,099	34,507
U.S. Physical Therapy, Inc.	6,748	827,102
UnitedHealth Group, Inc.	6,659	1,624,863
Universal Health Services, Inc., Class B	808	105,355

		9,178,875

Health Care Technology — 0.4%
Castlight Health, Inc., Class B(a)	37,964	122,624
Cerner Corp.	1,924	141,029
Evolent Health, Inc., Class A(a)	1,276	10,144
HMS Holdings Corp.(a)	3,519	113,981
Inovalon Holdings, Inc., Class A(a)	1,396	20,256
Medidata Solutions, Inc.(a)	236	21,360
NextGen Healthcare, Inc.(a)(b)	4,350	86,565
Omnicell, Inc.(a)(b)	7,004	602,554
Veeva Systems, Inc., Class A(a)	3,190	517,131
Vocera Communications, Inc.(a)(b)	1,658	52,923

		1,688,567

Hotels, Restaurants & Leisure — 1.8%
BJ’s Restaurants, Inc.(b)	5,113	224,665
Bloomin’ Brands, Inc.	4,339	82,051
Boyd Gaming Corp.(b)	14,368	387,074
Brinker International, Inc.(b)	12,902	507,694
Caesars Entertainment Corp.(a)(b)	1,957	23,132
Central Plaza Hotel PCL	72,300	83,690

8	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Chipotle Mexican Grill, Inc.(a)	132	$96,740
Choice Hotels International, Inc.(b)	118	10,267
Churchill Downs, Inc.	1,471	169,268
Darden Restaurants, Inc.	4,447	541,333
Domino’s Pizza, Inc.	565	157,228
Dunkin’ Brands Group, Inc.	284	22,623
Extended Stay America, Inc.	21,218	358,372
Genting Bhd	318,300	521,866
Genting Malaysia Bhd	480,500	377,038
Hilton Grand Vacations, Inc.(a)(b)	332	10,564
Hilton Worldwide Holdings, Inc.	383	37,434
Hotel Shilla Co. Ltd.	2,897	243,821
Hyatt Hotels Corp., Class A	136	10,354
International Game Technology PLC	6,575	85,278
International Speedway Corp., Class A	1,197	53,733
J Alexander’s Holdings, Inc.(a)	9,075	101,912
Las Vegas Sands Corp.	7,324	432,775
Marcus Corp.	2,029	66,876
Marriott International, Inc., Class A	1,572	220,536
Marriott Vacations Worldwide Corp.	136	13,110
McDonald’s Corp.	3,507	728,264
MGM Resorts International	659	18,828
Norwegian Cruise Line Holdings Ltd.(a)	3,280	175,906
OPAP SA	4,323	48,489
Planet Fitness, Inc., Class A(a)	1,500	108,660
Royal Caribbean Cruises Ltd.(b)	1,879	227,754
Ruth’s Hospitality Group, Inc.	4,458	101,241
SeaWorld Entertainment, Inc.(a)	2,387	73,997
Six Flags Entertainment Corp.	1,005	49,928
Speedway Motorsports, Inc.(b)	579	10,741
Target Hospitality Corp.(a)	16,094	146,455
Texas Roadhouse, Inc.	15,782	847,020
Wendy’s Co.(b)	639	12,512
Wyndham Destinations, Inc.	328	14,399
Wyndham Hotels & Resorts, Inc.	336	18,729
Yum China Holdings, Inc.	17,473	807,253
Yum! Brands, Inc.	1,960	216,913

		8,446,523

Household Durables — 0.6%
Arcelik AS(a)	9,969	33,438
D.R. Horton, Inc.	1,895	81,731
Hooker Furniture Corp.(b)	4,034	83,181
iRobot Corp.(a)(b)	1,750	160,370
La-Z-Boy, Inc.	1,963	60,186
Lennar Corp., Class B	54	2,079
LG Electronics, Inc.	11,975	823,954
M/I Homes, Inc.(a)	6,309	180,059
MDC Holdings, Inc.	19,890	651,994
Meritage Homes Corp.(a)	8,609	441,986
NVR, Inc.(a)	16	53,924
PulteGroup, Inc.	672	21,249
Tempur Sealy International, Inc.(a)	159	11,666
Toll Brothers, Inc.	465	17,028
TopBuild Corp.(a)	897	74,236
Whirlpool Corp.(b)	92	13,097
ZAGG, Inc.(a)	13,154	91,552

		2,801,730

Household Products — 1.0%
Central Garden & Pet Co.(a)(b)	662	17,841
Church & Dwight Co., Inc.	8,393	613,193
Clorox Co.	1,428	218,641
Colgate-Palmolive Co.	7,231	518,246
Energizer Holdings, Inc.(b)	216	8,346

Security	Shares	Value

Household Products (continued)
Hindustan Unilever Ltd.	18,595	$481,706
Kimberly-Clark Corp.	3,926	523,257
LG Household & Health Care Ltd.	359	408,888
Procter & Gamble Co.	17,690	1,939,709
Spectrum Brands Holdings, Inc.	139	7,474

		4,737,301

Independent Power and Renewable Electricity Producers — 0.1%
CK Power PCL, NVDR	1,328,900	305,659
NRG Energy, Inc.	2,772	97,353
TerraForm Power, Inc., Class A	7,492	107,136
Vistra Energy Corp.	1,819	41,182

		551,330

Industrial Conglomerates — 0.4%
Beijing Enterprises Holdings Ltd.	26,500	134,706
BWX Technologies, Inc.(b)	342	17,818
Carlisle Cos., Inc.(b)	201	28,222
General Electric Co.	39,387	413,563
Honeywell International, Inc.	5,049	881,505
Roper Technologies, Inc.	797	291,909
Seaboard Corp.	1	4,137

		1,771,860

Insurance — 2.6%
Aflac, Inc.	3,391	185,861
Alleghany Corp.(a)	84	57,213
Allstate Corp.	7,307	743,049
American Financial Group, Inc.	215	22,031
American International Group, Inc.	3,499	186,427
American National Insurance Co.	26	3,028
Aon PLC	1,748	337,329
Arch Capital Group Ltd.(a)	1,600	59,328
Arthur J Gallagher & Co.	2,803	245,515
Assured Guaranty Ltd.	357	15,023
Athene Holding Ltd., Class A(a)	514	22,133
Axis Capital Holdings Ltd.(b)	282	16,821
Brown & Brown, Inc.	797	26,700
Cathay Financial Holding Co. Ltd.(a)	72,000	99,726
China Life Insurance Co. Ltd.	437,948	350,522
China Life Insurance Co. Ltd., Class A	11	45
China Life Insurance Co. Ltd., Class H	241,000	595,671
China Pacific Insurance Group Co. Ltd., Class H	67,200	262,835
China Taiping Insurance Holdings Co. Ltd.	32,200	86,255
Cincinnati Financial Corp.	790	81,899
CNA Financial Corp.	97	4,566
CNO Financial Group, Inc.	34,723	579,180
Employers Holdings, Inc.	10,869	459,433
Erie Indemnity Co., Class A(b)	390	99,169
Everest Re Group Ltd.	94	23,235
Fidelity National Financial, Inc.	1,094	44,088
First American Financial Corp.	7,393	397,004
Hanover Insurance Group, Inc.	146	18,732
Hartford Financial Services Group, Inc.	1,178	65,638
IRB Brasil Resseguros S/A	2,500	64,128
James River Group Holdings Ltd.	2,881	135,119
Kinsale Capital Group, Inc.	8,660	792,217
Lincoln National Corp.	4,802	309,489
Loews Corp.	9,682	529,315
Markel Corp.(a)	56	61,018
Marsh & McLennan Cos., Inc.	3,152	314,412
Mercury General Corp.	94	5,875
MetLife, Inc.	7,744	384,644
New China Life Insurance Co. Ltd., Class H	10,300	50,118
Old Republic International Corp.	973	21,776
Ping An Insurance Group Co. of China Ltd., Class A	4,600	59,460

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) June 30, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Ping An Insurance Group Co. of China Ltd., Class H	114,000	$1,370,835
Powszechny Zaklad Ubezpieczen SA	29,192	341,627
Principal Financial Group, Inc.	819	47,436
Progressive Corp.	2,430	194,230
Prudential Financial, Inc.	13,213	1,334,513
Reinsurance Group of America, Inc.	217	33,859
RenaissanceRe Holdings Ltd.	87	15,487
Samsung Life Insurance Co. Ltd.	1,050	76,082
Stewart Information Services Corp.	1,158	46,887
Torchmark Corp.	723	64,680
Travelers Cos., Inc.(b)	2,926	437,496
Unum Group	1,104	37,039
White Mountains Insurance Group Ltd.(b)	11	11,236
Willis Towers Watson PLC	449	86,001

		11,913,435

Interactive Media & Services — 3.5%
Alphabet, Inc., Class A(a)	1,935	2,095,218
Alphabet, Inc., Class C(a)	2,490	2,691,466
Care.com, Inc.(a)	10,043	110,272
Cargurus, Inc.(a)	12,263	442,817
Cars.com, Inc.(a)(b)	7,551	148,906
EverQuote, Inc., Class A(a)	5,864	76,232
Facebook, Inc., Class A(a)	19,841	3,829,313
IAC/InterActiveCorp(a)	331	72,002
Just Dial Ltd.(a)	12,554	138,382
Match Group, Inc.	180	12,109
Meet Group, Inc.(a)	10,711	37,274
Pinterest, Inc., Class A(a)	2,725	74,175
QuinStreet, Inc.(a)(b)	5,841	92,580
Tencent Holdings Ltd.	128,200	5,799,690
TrueCar, Inc.(a)	23,092	126,082
Twitter, Inc.(a)(b)	5,063	176,699
Yelp, Inc.(a)(b)	12,746	435,658
Zillow Group, Inc., Class A(a)	194	8,877

		16,367,752

Internet & Direct Marketing Retail — 3.6%
1-800-Flowers.com, Inc., Class A(a)	12,050	227,504
Alibaba Group Holding Ltd. — ADR(a)(b)	33,779	5,723,852
Amazon.com, Inc.(a)	4,063	7,693,819
Booking Holdings, Inc.(a)	280	524,919
Ctrip.com International Ltd. — ADR(a)	11,422	421,586
eBay, Inc.	1,903	75,169
Etsy, Inc.(a)(b)	10,410	638,862
Expedia Group, Inc.	204	27,138
GrubHub, Inc.(a)	192	14,974
JD.com, Inc. — ADR(a)	36,960	1,119,518
Liberty Expedia Holdings, Inc., Class A(a)	1,134	54,194
Qurate Retail, Inc.(a)	2,019	25,015
RealReal, Inc.(a)	2,868	82,885
TripAdvisor, Inc.(a)	962	44,531
Vipshop Holdings Ltd. — ADR(a)	10,648	91,892
Wayfair, Inc., Class A(a)(b)	887	129,502

		16,895,360

IT Services — 3.0%
Accenture PLC, Class A	1,699	313,924
Amdocs Ltd.	1,243	77,178
Automatic Data Processing, Inc.	8,048	1,330,576
Black Knight, Inc.(a)	488	29,353
Booz Allen Hamilton Holding Corp.	1,377	91,171
Broadridge Financial Solutions, Inc.	213	27,196
Cognizant Technology Solutions Corp., Class A	1,310	83,041
Conduent, Inc.(a)	654	6,272
CoreLogic, Inc.(a)	276	11,545

Security	Shares	Value

IT Services (continued)
CSG Systems International, Inc.	12,271	$599,193
Euronet Worldwide, Inc.(a)	169	28,433
Fidelity National Information Services, Inc.	8,567	1,050,999
First Data Corp., Class A(a)	2,166	58,634
Fiserv, Inc.(a)	2,144	195,447
Genpact Ltd.	12,155	462,984
GoDaddy, Inc., Class A(a)	7,261	509,359
Hackett Group, Inc.	17,257	289,745
International Business Machines Corp.	4,761	656,542
International Money Express, Inc.(a)	8,262	116,494
Jack Henry & Associates, Inc.	487	65,219
Leidos Holdings, Inc.	147	11,738
LiveRamp Holdings, Inc.(a)	1,326	64,284
ManTech International Corp., Class A(b)	5,620	370,077
Mastercard, Inc., Class A	4,122	1,090,393
Mphasis Ltd.	22,685	330,120
NIC, Inc.	11,184	179,391
Okta, Inc.(a)	226	27,913
Paychex, Inc.	11,021	906,918
PayPal Holdings, Inc.(a)(b)	5,135	587,752
Perficient, Inc.(a)	4,402	151,077
Presidio, Inc.	11,369	155,414
Samsung SDS Co. Ltd.	800	149,128
Square, Inc., Class A(a)	4,441	322,106
Switch, Inc., Class A(b)	131	1,715
Tata Consultancy Services Ltd.	18,857	608,505
Teradata Corp.(a)	408	14,627
VeriSign, Inc.(a)	2,758	576,863
Visa, Inc., Class A	13,358	2,318,281
WEX, Inc.(a)	142	29,550
Worldpay, Inc., Class A(a)	1,260	154,413

		14,053,570

Leisure Products — 0.0%
Brunswick Corp.	298	13,675
Malibu Boats, Inc., Class A(a)	4,863	188,928
Mattel, Inc.(a)	1,190	13,340

		215,943

Life Sciences Tools & Services — 0.6%
Adaptive Biotechnologies Corp.(a)	1,018	49,169
Agilent Technologies, Inc.	1,518	113,349
Bio-Rad Laboratories, Inc., Class A(a)	73	22,819
Bio-Techne Corp.	128	26,687
Bruker Corp.	345	17,233
Charles River Laboratories International, Inc.(a)	162	22,988
Fluidigm Corp.(a)	2,797	34,459
Harvard Bioscience, Inc.(a)(b)	10,344	20,688
Illumina, Inc.(a)	624	229,726
IQVIA Holdings, Inc.(a)	390	62,751
Medpace Holdings, Inc.(a)	4,488	293,605
Mettler-Toledo International, Inc.(a)(b)	185	155,400
NanoString Technologies, Inc.(a)	6,137	186,258
NeoGenomics, Inc.(a)	12,783	280,459
PerkinElmer, Inc.	44	4,239
PRA Health Sciences, Inc.(a)	379	37,578
QIAGEN NV(a)	762	30,899
Syneos Health, Inc.(a)(b)	1,487	75,971
Syngene International Ltd.(c)	10,117	49,006
Thermo Fisher Scientific, Inc.	3,336	979,716
Waters Corp.(a)	496	106,759

		2,799,759

10	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery — 1.9%
AGCO Corp.	225	$17,453
Albany International Corp., Class A	2,574	213,410
Allison Transmission Holdings, Inc.	394	18,262
Caterpillar, Inc.	3,722	507,271
Colfax Corp.(a)	291	8,157
Crane Co.	9,861	822,802
Cummins, Inc.	1,102	188,817
Deere & Co.	700	115,997
Donaldson Co., Inc.	440	22,378
Doosan Infracore Co. Ltd.(a)	38,894	209,937
ESCO Technologies, Inc.	1,288	106,415
Escorts Ltd.	15,400	119,621
Fortive Corp.	813	66,276
Gardner Denver Holdings, Inc.(a)	434	15,016
Gates Industrial Corp. PLC(a)	155	1,769
Global Brass & Copper Holdings, Inc.	1,106	48,365
Graco, Inc.	568	28,502
IDEX Corp.	211	36,322
Iochpe-Maxion SA	67,106	389,884
ITT, Inc.	300	19,644
LB Foster Co., Class A(a)	629	17,197
Lincoln Electric Holdings, Inc.	213	17,534
Lonking Holdings Ltd.	643,000	171,405
Meritor, Inc.(a)	3,349	81,213
Miller Industries, Inc.(b)	5,593	171,985
Nordson Corp.	199	28,121
Omega Flex, Inc.(b)	771	59,220
Oshkosh Corp.	3,622	302,401
PACCAR, Inc.	15,442	1,106,574
Rexnord Corp.(a)(b)	21,898	661,758
Sinotruk Hong Kong Ltd.	37,500	64,974
Snap-on, Inc.(b)	2,191	362,917
Terex Corp.	226	7,096
Timken Co.	236	12,116
Toro Co.	354	23,683
TriMas Corp.(a)	7,824	242,309
Trinity Industries, Inc.	500	10,375
United Tractors Tbk PT	53,900	107,544
Valmont Industries, Inc.	74	9,384
Watts Water Technologies, Inc., Class A	10,864	1,012,307
Weichai Power Co. Ltd., Class A	74,015	132,639
Weichai Power Co. Ltd., Class H	406,000	686,721
Welbilt, Inc.(a)(b)	447	7,465
Woodward, Inc.	5,406	611,743
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	129,600	113,457
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	60,200	39,541

		9,017,977

Marine — 0.0%
Kirby Corp.(a)(b)	203	16,037

Media — 1.7%
AMC Networks, Inc., Class A(a)(b)	150	8,173
Cable One, Inc.	25	29,275
CBS Corp., Class B(b)	6,153	307,035
Charter Communications, Inc., Class A(a)	887	350,525
Cheil Worldwide, Inc.	2,585	65,820
Cinemark Holdings, Inc.(b)	368	13,285
Comcast Corp., Class A	46,473	1,964,878
Discovery, Inc., Class A(a)(b)	2,177	66,834
Discovery, Inc., Class C(a)(b)	1,913	54,425
Emerald Expositions Events, Inc.	2,571	28,667
Entravision Communications Corp., Class A	23,429	73,098

Security	Shares	Value

Media (continued)
Eros International PLC(a)	47,528	$64,163
EW Scripps Co., Class A(b)	5,486	83,881
Fox Corp., Class A(a)	3,109	113,914
Fox Corp., Class B(a)	521	19,032
GCI Liberty, Inc., Class A(a)	346	21,265
Gray Television, Inc.(a)(b)	8,641	141,626
Grupo Televisa SAB CPO	61,831	104,535
Interpublic Group of Cos., Inc.	25,501	576,068
John Wiley & Sons, Inc., Class A	152	6,971
Liberty Broadband Corp., Class A(a)	88	9,050
Liberty Broadband Corp., Class C(a)	161	16,779
Liberty Global PLC, Class C(a)	1,413	37,487
Liberty Media Corp. — Liberty Formula One, Class A(a)	85	3,048
Liberty Media Corp. — Liberty SiriusXM, Class A(a)	757	28,622
Liberty Media Corp. — Liberty SiriusXM, Class C(a)	486	18,458
Lions Gate Entertainment Corp., Class A	172	2,107
Lions Gate Entertainment Corp., Class B	338	3,924
Madison Square Garden Co., Class A(a)	64	17,916
McClatchy Co., Class A(a)(b)	3,156	8,237
MSG Networks, Inc., Class A(a)	24,330	504,604
MultiChoice Group Ltd.(a)	26,243	249,611
Naspers Ltd., Class N	3,683	891,470
News Corp., Class A	5,794	78,161
News Corp., Class B	417	5,821
Omnicom Group, Inc.	1,841	150,870
Sinclair Broadcast Group, Inc., Class A(b)	1,985	106,456
Sirius XM Holdings, Inc.(b)	43,213	241,129
TechTarget, Inc.(a)	756	16,065
TEGNA, Inc.	7,881	119,397
Townsquare Media, Inc., Class A(b)	4,576	24,619
Tribune Media Co., Class A	641	29,627
Viacom, Inc., Class A(b)	1,289	43,955
Walt Disney Co.	7,400	1,033,336
Zee Entertainment Enterprises Ltd.	16,507	81,081

		7,815,300

Metals & Mining — 1.4%
Alcoa Corp.(a)	642	15,029
Alrosa PJSC	59,230	80,605
Anglo American Platinum Ltd.	11,831	703,944
Anglo American PLC	49,091	1,403,190
AngloGold Ashanti Ltd.	8,536	153,005
Carpenter Technology Corp.(b)	2,885	138,422
Cia Siderurgica Nacional SA	18,500	80,505
Hochschild Mining PLC	52,450	127,490
Industrias Penoles SAB de CV	3	39
Kaiser Aluminum Corp.	5,495	536,367
Magnitogorsk Iron & Steel Works PJSC	407,284	289,795
Magnitogorsk Iron & Steel Works PJSC, — GDR	4,861	44,836
Materion Corp.	6,431	436,086
Newmont Goldcorp Corp.	5,948	228,820
Novolipetsk Steel PJSC	60,870	153,824
Olympic Steel, Inc.	3,393	46,314
POSCO	6,491	1,377,941
POSCO — ADR	814	43,191
Reliance Steel & Aluminum Co.	235	22,236
Royal Gold, Inc.	224	22,958
Ryerson Holding Corp.(a)	17,017	141,752
Severstal PAO — GDR	6,279	105,801
Severstal PJSC	4,909	82,863
Southern Copper Corp.(b)	283	10,994
United States Steel Corp.(b)	606	9,278
Warrior Met Coal, Inc.	2,473	64,595
Zijin Mining Group Co. Ltd., Class H	308,000	125,168

		6,445,048

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) June 30, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
KKR Real Estate Finance Trust, Inc.	77	$1,534
Two Harbors Investment Corp.	844	10,693

		12,227

Multi-Utilities — 0.5%
Ameren Corp.	397	29,819
Avista Corp.	7,724	344,490
Black Hills Corp.	4,237	331,206
Consolidated Edison, Inc.	6,010	526,957
Dominion Energy, Inc.	5,455	421,780
DTE Energy Co.	3,934	503,080
MDU Resources Group, Inc.	666	17,183

		2,174,515

Multiline Retail — 0.2%
Dollar General Corp.	1,213	163,949
Lojas Renner SA	16,601	203,877
Target Corp.	4,326	374,675

		742,501

Oil & Gas Exploration & Production — 0.0%
Carrizo Oil & Gas, Inc.(a)	2,336	23,407

Oil, Gas & Consumable Fuels — 3.9%
Adaro Energy Tbk PT	358,900	34,599
Anadarko Petroleum Corp.	3,934	277,583
Antero Midstream Corp.(b)	2,970	34,036
Antero Resources Corp.(a)	829	4,584
Apache Corp.	867	25,117
Arch Coal, Inc., Class A(b)	2,203	207,545
Ardmore Shipping Corp.(a)	7,033	57,319
Bukit Asam Tbk PT	566,200	118,760
Cabot Oil & Gas Corp.	6,939	159,319
Centennial Resource Development, Inc., Class A(a)	629	4,774
Chesapeake Energy Corp.(a)(b)	3,586	6,993
Chevron Corp.	10,961	1,363,987
China Petroleum & Chemical Corp., ADR	1,973	134,559
China Petroleum & Chemical Corp., Class H	1,686,000	1,148,536
CNOOC Ltd.	436,000	743,712
CNX Resources Corp.(a)(b)	671	4,905
Coal India Ltd.	28,155	103,506
ConocoPhillips	20,194	1,231,834
CVR Energy, Inc.	259	12,947
Delek US Holdings, Inc.	2,400	97,248
Devon Energy Corp.(b)	5,000	142,600
Encana Corp.(b)	2,087	10,706
Energy Absolute PCL — NVDR, NVDR	84,900	154,412
EOG Resources, Inc.	7,291	679,230
EQT Corp.	872	13,786
Equitrans Midstream Corp.(a)(b)	728	14,349
Evolution Petroleum Corp.	40,922	292,592
Extraction Oil & Gas, Inc.(a)	387	1,676
Exxon Mobil Corp.	22,655	1,736,053
Grupa Lotos SA	6,489	147,263
Hess Corp.(b)	1,437	91,350
Hindustan Petroleum Corp. Ltd.	10,820	45,276
Kinder Morgan, Inc.	8,054	168,167
Kosmos Energy Ltd.	875	5,486
Kunlun Energy Co. Ltd.	80,000	69,850
LUKOIL PJSC	8,179	686,341
Lukoil PJSC — ADR	20,789	1,757,499
Marathon Oil Corp.	8,658	123,030
Marathon Petroleum Corp.	1,460	81,585
MOL Hungarian Oil & Gas PLC	44,924	498,709
Murphy Oil Corp.(b)	564	13,903
Murphy USA, Inc.(a)(b)	1,505	126,465

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Noble Energy, Inc.(b)	32,471	$727,350
Northern Oil and Gas, Inc.(a)	23,293	44,955
Oasis Petroleum, Inc.(a)(b)	44,701	253,902
Occidental Petroleum Corp.	2,382	119,767
Pacific Ethanol, Inc.(a)(b)	41,962	32,101
Par Pacific Holdings, Inc.(a)	2,080	42,682
PBF Energy, Inc., Class A	409	12,802
Penn Virginia Corp.(a)(b)	626	19,206
PetroChina Co. Ltd., ADR(b)	7,230	398,156
PetroChina Co. Ltd., Class H	1,904,000	1,049,841
Petronas Dagangan Bhd	7,600	46,752
Petronet LNG Ltd.	29,764	105,678
Phillips 66	768	71,839
Pioneer Natural Resources Co.	433	66,621
Polski Koncern Naftowy ORLEN SA	30,905	745,337
PTT Exploration & Production PCL — NVDR	21,100	93,160
QEP Resources, Inc.(a)	811	5,864
Range Resources Corp.(b)	724	5,054
Reliance Industries Ltd.	10,684	193,884
Scorpio Tankers, Inc.	1,126	33,240
SK Innovation Co. Ltd.	588	81,050
SM Energy Co.	381	4,770
Southwestern Energy Co.(a)	17,764	56,134
Talos Energy, Inc.(a)	8,908	214,237
Tatneft PJSC	23,440	287,478
Teekay Corp.	3,448	11,861
Ultrapar Participacoes SA	57,523	301,101
Valero Energy Corp.	3,435	294,070
W&T Offshore, Inc.(a)	3,546	17,588
Whiting Petroleum Corp.(a)	308	5,753
Williams Cos., Inc.	4,981	139,667
WPX Energy, Inc.(a)	1,364	15,700

		18,129,791

Paper & Forest Products — 0.1%
Boise Cascade Co.	17,618	495,242
Domtar Corp.	214	9,530
Mondi Ltd.	3,605	81,047

		585,819

Personal Products — 0.3%
Coty, Inc., Class A(b)	5,191	69,559
Estee Lauder Cos., Inc., Class A	3,633	665,239
Herbalife Nutrition Ltd.(a)(b)	3,116	133,240
Marico Ltd.	20,119	108,086
Natural Health Trends Corp.	9,594	77,232
Nu Skin Enterprises, Inc., Class A	189	9,321
USANA Health Sciences, Inc.(a)(b)	3,732	296,433

		1,359,110

Pharmaceuticals — 3.3%
Acer Therapeutics, Inc.(a)	8,356	32,588
Akcea Therapeutics, Inc.(a)(b)	645	15,125
Allergan PLC	2,523	422,426
Amneal Pharmaceuticals, Inc.(a)(b)	8,031	57,582
Amphastar Pharmaceuticals, Inc.(a)	3,107	65,589
Assembly Biosciences, Inc.(a)	3,936	53,097
Bristol-Myers Squibb Co.	22,859	1,036,656
Catalent, Inc.(a)(b)	496	26,888
Celltrion, Inc.(a)	372	66,302
China Medical System Holdings Ltd.	87,000	79,894
China Resources Pharmaceutical Group Ltd.(c)	44,000	49,566
Cipla Ltd.	13,730	110,103
Corcept Therapeutics, Inc.(a)(b)	11,162	124,456
CSPC Pharmaceutical Group Ltd.	34,000	54,837
Dr. Reddy’s Laboratories Ltd.	9,003	333,551

12	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Dr. Reddy’s Laboratories Ltd. — ADR	1,188	$44,514
Elanco Animal Health, Inc.(a)(b)	1,612	54,486
Eli Lilly & Co.	9,222	1,021,705
Glenmark Pharmaceuticals Ltd.	5,581	35,849
Horizon Therapeutics PLC(a)	28,080	675,605
Intersect ENT, Inc.(a)	3,183	72,445
Intra-Cellular Therapies, Inc.(a)	3,891	50,505
Jazz Pharmaceuticals PLC(a)	475	67,716
Johnson & Johnson	31,076	4,328,265
KalVista Pharmaceuticals, Inc.(a)(b)	1,067	23,634
Merck & Co., Inc.	41,032	3,440,533
Mylan NV(a)	5,055	96,247
Nektar Therapeutics(a)(b)	1,495	53,192
Pacira BioSciences, Inc.(a)	760	33,053
Perrigo Co. PLC	1,023	48,715
Pfizer, Inc.	43,021	1,863,670
Prestige Consumer Healthcare, Inc.(a)(b)	11,592	367,235
Reata Pharmaceuticals, Inc., Class A(a)	825	77,839
Richter Gedeon Nyrt	8,157	150,301
Supernus Pharmaceuticals, Inc.(a)(b)	1,430	47,319
Zoetis, Inc.	3,544	402,209

		15,483,697

Professional Services — 1.2%
CoStar Group, Inc.(a)(b)	918	508,627
CRA International, Inc.(b)	5,356	205,296
Forrester Research, Inc.	448	21,069
FTI Consulting, Inc.(a)	501	42,004
Insperity, Inc.	15,696	1,917,109
Kforce, Inc.	14,386	504,805
L&T Technology Services Ltd.(c)	1,709	43,202
ManpowerGroup, Inc.	68	6,569
Nielsen Holdings PLC	612	13,831
Paylocity Holding Corp.(a)(b)	14,236	1,335,622
Robert Half International, Inc.(b)	2,621	149,423
TransUnion	1,602	117,763
TriNet Group, Inc.(a)(b)	5,251	356,018
Verisk Analytics, Inc.	1,242	181,903

		5,403,241

Real Estate Management & Development — 0.4%
Ayala Land, Inc.	570,420	565,908
CareTrust REIT, Inc.	24,606	585,131
China Vanke Co. Ltd., Class H	46,600	174,718
Emaar Properties PJSC	94,788	114,333
Greenland Holdings Group Co. Ltd.	128,200	127,597
Howard Hughes Corp.(a)	133	16,471
Realogy Holdings Corp.(b)	404	2,925
Shimao Property Holdings Ltd.	82,500	251,341
Sunac China Holdings Ltd.	27,000	132,594
Supalai PCL, NVDR	43,600	33,415

		2,004,433

Road & Rail — 0.4%
Covenant Transportation Group, Inc., Class A(a)	6,896	101,440
CSX Corp.	1,898	146,848
Daseke, Inc.(a)(b)	4,340	15,624
Genesee & Wyoming, Inc., Class A(a)(b)	198	19,800
Landstar System, Inc.	2,046	220,948
Localiza Rent a Car SA	5,800	61,898
Lyft, Inc., Class A(a)(b)	4,132	271,514
Marten Transport Ltd.	5,858	106,323
Ryder System, Inc.	4,767	277,916
Schneider National, Inc., Class B	163	2,973
Uber Technologies, Inc.(a)(b)	7,566	350,911

Security	Shares	Value

Road & Rail (continued)
Universal Logistics Holdings, Inc.	14,790	$332,331
Werner Enterprises, Inc.(b)	779	24,211

		1,932,737

Semiconductors & Semiconductor Equipment — 2.8%
Advanced Micro Devices, Inc.(a)	2,517	76,441
Amkor Technology, Inc.(a)(b)	86,598	646,021
Analog Devices, Inc.	628	70,882
Applied Materials, Inc.	11,630	522,303
Aquantia Corp.(a)	1,104	14,385
Broadcom, Inc.	1,715	493,680
Cirrus Logic, Inc.(a)	27,967	1,222,158
Cypress Semiconductor Corp.	1,231	27,378
First Solar, Inc.(a)	282	18,522
GSI Technology, Inc.(a)	1,892	16,215
Intel Corp.	23,659	1,132,556
Lam Research Corp.	847	159,101
MediaTek, Inc.	116,000	1,174,937
MKS Instruments, Inc.	183	14,254
Monolithic Power Systems, Inc.	140	19,009
Novatek Microelectronics Corp.	65,000	362,709
NVIDIA Corp.	2,388	392,181
NXP Semiconductors NV	2,600	253,786
ON Semiconductor Corp.(a)	641	12,955
QUALCOMM, Inc.	4,587	348,933
Radiant Opto-Electronics Corp.	126,000	423,435
Realtek Semiconductor Corp.	123,000	905,928
Taiwan Semiconductor Manufacturing Co. Ltd.	478,000	3,655,924
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	2,557	100,158
Teradyne, Inc.	615	29,465
Texas Instruments, Inc.(b)	6,229	714,840
Xilinx, Inc.	2,521	297,276

		13,105,432

Software — 3.5%
A10 Networks, Inc.(a)	1,949	13,292
Adobe, Inc.(a)(b)	3,653	1,076,356
Alarm.com Holdings, Inc.(a)(b)	4,479	239,627
American Software, Inc., Class A	1,889	24,840
Aspen Technology, Inc.(a)	239	29,703
Atlassian Corp. PLC, Class A(a)	345	45,140
Autodesk, Inc.(a)(b)	235	38,282
Avalara, Inc.(a)	1,233	89,023
Benefitfocus, Inc.(a)	18,369	498,718
Blackline, Inc.(a)	337	18,033
Box, Inc., Class A(a)	12,050	212,201
CDK Global, Inc.	783	38,712
Ceridian HCM Holding, Inc.(a)	195	9,789
Citrix Systems, Inc.	419	41,121
Cloudera, Inc.(a)(b)	41,296	217,217
Cornerstone OnDemand, Inc.(a)(b)	2,633	152,530
DocuSign, Inc.(a)(b)	269	13,372
Domo, Inc., Class B(a)	3,476	94,964
Dropbox, Inc., Class A(a)(b)	4,989	124,974
Elastic NV(a)	28	2,090
Fair Isaac Corp.(a)	99	31,088
FireEye, Inc.(a)	664	9,834
Fortinet, Inc.(a)	396	30,425
Guidewire Software, Inc.(a)	278	28,184
Intuit, Inc.(b)	3,199	835,995
j2 Global, Inc.	579	51,467
LivePerson, Inc.(a)	4,732	132,685
LogMeIn, Inc.	173	12,747
Manhattan Associates, Inc.(a)(b)	222	15,391
Microsoft Corp.	39,994	5,357,596

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) June 30, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
New Relic, Inc.(a)	1,084	$93,777
Nuance Communications, Inc.(a)(b)	980	15,651
Nutanix, Inc., Class A(a)	481	12,477
Oracle Corp.	11,728	668,144
Paycom Software, Inc.(a)	33	7,482
Pegasystems, Inc.	129	9,186
Pluralsight, Inc., Class A(a)	186	5,640
Proofpoint, Inc.(a)	173	20,803
Qualys, Inc.(a)(b)	328	28,562
Rapid7, Inc.(a)(b)	2,197	127,074
RealPage, Inc.(a)	246	14,477
Red Hat, Inc.(a)	497	93,317
RingCentral, Inc., Class A(a)	8,009	920,394
salesforce.com, Inc.(a)(b)	9,490	1,439,918
ServiceNow, Inc.(a)	2,710	744,085
SolarWinds Corp.(a)(b)	139	2,549
SPS Commerce, Inc.(a)	2,263	231,301
SVMK, Inc.(a)	3,927	64,835
Tableau Software, Inc., Class A(a)(b)	456	75,705
TeleNav, Inc.(a)(b)	18,014	144,112
Totvs SA	31,373	359,242
Tyler Technologies, Inc.(a)(b)	131	28,299
Workday, Inc., Class A(a)(b)	1,485	305,286
Workiva, Inc.(a)	6,225	361,610
Yext, Inc.(a)	12,009	241,261
Zendesk, Inc.(a)(b)	6,316	562,313
Zscaler, Inc.(a)	2,432	186,388
Zynga, Inc., Class A(a)	20,357	124,788

		16,374,072

Specialty Retail — 2.6%
Aaron’s, Inc.	1,281	78,666
Advance Auto Parts, Inc.(b)	3,329	513,132
America’s Car-Mart, Inc.(a)	1,767	152,103
American Eagle Outfitters, Inc.(b)	27,513	464,970
Asbury Automotive Group, Inc.(a)	9,993	842,810
AutoNation, Inc.(a)	188	7,885
AutoZone, Inc.(a)	625	687,169
Barnes & Noble, Inc.	3,024	20,231
Best Buy Co., Inc.	6,030	420,472
BMC Stock Holdings, Inc.(a)	18,771	397,945
CarMax, Inc.(a)	3,038	263,790
Cato Corp., Class A	4,157	51,214
Cia. Hering	4,800	37,175
Com7 PCL — NVDR	169,400	120,638
Dick’s Sporting Goods, Inc.(b)	246	8,519
Five Below, Inc.(a)	27	3,241
Floor & Decor Holdings, Inc., Class A(a)(b)	200	8,380
Foot Locker, Inc.	386	16,181
Home Depot, Inc.	14,419	2,998,719
Home Product Center PCL — NVDR	487,600	278,396
JUMBO SA	2,026	39,213
Lithia Motors, Inc., Class A(b)	4,403	522,988
Lowe’s Cos., Inc.(b)	10,707	1,080,443
MarineMax, Inc.(a)	9,459	155,506
Michaels Cos., Inc.(a)	324	2,819
Mr Price Group Ltd.(b)	4,494	63,289
O’Reilly Automotive, Inc.(a)	1,795	662,929
Penske Automotive Group, Inc.(b)	601	28,427
Petrobras Distribuidora SA	10,400	67,709
Sonic Automotive, Inc., Class A	12,438	290,427
Tiffany & Co.(b)	2,751	257,604
Tilly’s, Inc., Class A	5,473	41,759
TJX Cos., Inc.	6,130	324,154
Tractor Supply Co.	3,596	391,245

Security	Shares	Value

Specialty Retail (continued)
Ulta Salon Cosmetics & Fragrance, Inc.(a)	2,053	$712,165
Urban Outfitters, Inc.(a)	254	5,779
Williams-Sonoma, Inc.	275	17,875
Zumiez, Inc.(a)(b)	3,847	100,407

		12,136,374

Technology Hardware, Storage & Peripherals — 2.6%
Acer, Inc.	354,000	220,026
Apple, Inc.	31,651	6,264,366
Dell Technologies, Inc., Class C(a)	3,385	171,958
Hewlett Packard Enterprise Co.	2,706	40,455
HP, Inc.	14,400	299,376
Lenovo Group Ltd.	1,190,000	921,398
NCR Corp.(a)(b)	405	12,595
NetApp, Inc.	628	38,748
Pure Storage, Inc., Class A(a)(b)	565	8,628
Quanta Computer, Inc.	336,000	654,014
Samsung Electronics Co. Ltd.	79,866	3,252,169
Seagate Technology PLC	1,952	91,978
Synaptics, Inc.(a)(b)	3,761	109,596
Xerox Corp.	1,225	43,377

		12,128,684

Textiles, Apparel & Luxury Goods — 0.8%
Arvind Ltd.	122,791	112,709
Bata India Ltd.	2,458	51,491
Carter’s, Inc.(b)	155	15,119
Columbia Sportswear Co.	104	10,417
Crocs, Inc.(a)	11,068	218,593
Feng TAY Enterprise Co. Ltd.	9,000	70,302
Fila Korea Ltd.	676	44,894
G-III Apparel Group Ltd.(a)	13,647	401,495
Kontoor Brands, Inc.(a)	160	4,483
Levi Strauss & Co., Class A(a)(b)	1,940	40,507
Li Ning Co. Ltd.	125,000	295,603
Lululemon Athletica, Inc.(a)	1,544	278,244
Makalot Industrial Co. Ltd.	16,000	108,259
NIKE, Inc., Class B	7,848	658,840
Oxford Industries, Inc.(b)	7,631	578,430
Rocky Brands, Inc.	5,608	152,986
Skechers U.S.A., Inc., Class A(a)	450	14,171
Steven Madden Ltd.(b)	5,127	174,062
Wolverine World Wide, Inc.	11,273	310,458

		3,541,063

Thrifts & Mortgage Finance — 1.1%
Essent Group Ltd.(a)	15,984	751,088
Federal Agricultural Mortgage Corp., Class C	3,496	254,019
Housing Development Finance Corp. Ltd.	62,296	1,978,093
LIC Housing Finance Ltd.	16,967	136,480
MGIC Investment Corp.(a)	7,824	102,807
New York Community Bancorp, Inc.(b)	1,580	15,768
Radian Group, Inc.	6,507	148,685
Riverview Bancorp, Inc.	35,610	304,110
TFS Financial Corp.	170	3,072
Timberland Bancorp, Inc.	1,091	32,599
United Community Financial Corp.	9,583	91,709
Washington Federal, Inc.(b)	37,432	1,307,500

		5,125,930

Tobacco — 0.5%
Altria Group, Inc.	5,529	261,798
Gudang Garam Tbk PT	19,200	104,516
ITC Ltd.	143,098	567,441
Philip Morris International, Inc.	8,076	634,208

14	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Tobacco (continued)
Turning Point Brands, Inc.	2,359	$115,544
Vector Group Ltd.	67,800	661,050

		2,344,557

Trading Companies & Distributors — 0.6%
Air Lease Corp.	334	13,808
Applied Industrial Technologies, Inc.	19,346	1,190,359
Barloworld Ltd.	46,925	425,499
DXP Enterprises, Inc.(a)	2,082	78,887
Foundation Building Materials, Inc.(a)	10,945	194,602
GATX Corp.(b)	2,888	228,989
H&E Equipment Services, Inc.	8,406	244,531
Herc Holdings, Inc.(a)	4,321	198,031
MSC Industrial Direct Co., Inc., Class A	151	11,213
Titan Machinery, Inc.(a)	3,677	75,673
Univar, Inc.(a)(b)	430	9,477
W.W. Grainger, Inc.	564	151,282
Watsco, Inc.(b)	110	17,988
WESCO International, Inc.(a)	161	8,155

		2,848,494

Transportation Infrastructure — 0.2%
DP World PLC	3,095	49,211
Grupo Aeroportuario del Centro Norte SAB de CV	81,905	500,210
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	4,711	230,274
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4,500	46,862
Macquarie Infrastructure Corp.	273	11,067

		837,624

Water Utilities — 0.2%
American Water Works Co., Inc.(b)	7,764	900,624
Aqua America, Inc.	723	29,910
California Water Service Group	336	17,012
Global Water Resources, Inc.	1,899	19,826
SJW Group	825	50,135

		1,017,507

Wireless Telecommunication Services — 1.0%
America Movil SAB de CV, Class L — ADR	12,996	189,222
America Movil SAB de CV, Series L	1,699,075	1,236,657
China Mobile Ltd.	194,000	1,766,110
China Mobile Ltd. — ADR(b)	3,131	141,803
Maxis Bhd	85,700	115,384
Mobile Telecommunications Co. Saudi Arabia(a)	22,183	70,979
Mobile TeleSystems PJSC	77,380	348,317
Mobile TeleSystems PJSC — ADR	9,288	86,471
MTN Group Ltd.(b)	17,199	130,055
Sprint Corp.(a)	21,310	140,007
T-Mobile U.S., Inc.(a)	2,960	219,454
Telephone & Data Systems, Inc.	340	10,336
TIM Participacoes SA	24,563	74,394
Turkcell Iletisim Hizmetleri AS(b)	38,077	84,070
United States Cellular Corp.(a)(b)	620	27,695

		4,640,954

Total Common Stocks — 87.6% (Cost — $362,941,817)		406,643,356

Preferred Stocks — 0.7%

Banks — 0.7%
Banco Bradesco SA, Preference Shares, 0.00%	125,100	1,229,515
Banco do Estado do Rio Grande do Sul SA, Preference Shares, Class B, 0.00%	13,100	81,023
Itau Unibanco Holding SA, Preference Shares, 0.00%	176,128	1,663,147

		2,973,685

Security	Shares	Value

Chemicals — 0.0%
Braskem SA, Preference ‘A’ Shares, Class A, 0.00%	16,242	$148,168

Food & Staples Retailing — 0.0%
Cia Brasileira de Distribuicao, Preference Shares, 0.00%	2,200	54,244

Machinery — 0.0%
Randon SA Implementos e Participacoes, Preference Shares, 0.00%	38,525	90,695

Metals & Mining — 0.0%
Gerdau SA, Preference Shares, 0.00%	24,360	96,426

Oil, Gas & Consumable Fuels — 0.0%
Petroleo Brasileiro SA, Preference Shares, 0.00%	5,400	38,546

Total Preferred Stocks — 0.7% (Cost — $2,902,380)		3,401,764

Rights — 0.0%

Metals & Mining — 0.0%
Pan American Silver Corp. (Expires 02/22/29)(a)(d)	16,660	3,499

Total Rights — 0.0% (Cost — $3,539)		3,499

Total Long-Term Investments — 88.3% (Cost — $365,847,736)		410,048,619

Short-Term Securities — 16.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.52%(e)(f)(g)	33,163,175	33,179,756
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.34%(f)(g)	43,061,225	43,061,225

Total Short-Term Securities — 16.4% (Cost — $76,232,762)		76,240,981

Total Investments — 104.7% (Cost — $442,080,498)		486,289,600

Liabilities in Excess of Other Assets — (4.7)%		(21,736,989)

Net Assets — 100.0%		$464,552,611

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(f)	Annualized 7-day yield as of period end.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) June 30, 2019	Active Stock Master Portfolio

(g)

During the six months ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	29,237,013	3,926,162	33,163,175	$33,179,756	$57,193	(b)	$5,259	$7,287
BlackRock Cash Funds: Treasury, SL Agency Shares	24,397,577	18,663,648	43,061,225	43,061,225	411,216		—	—

				$76,240,981	$468,409		$5,259	$7,287

(a)	Includes net capital gain distributions, if applicable.
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
MSCI Emerging Markets E-Mini Index	47	09/20/19	$2,475	$85,149
Russell 2000 E-Mini Index	14	09/20/19	1,097	15,191
S&P 500 E-Mini Index	1,675	09/20/19	246,577	4,118,068

				4,218,408

Short Contracts:
MSCI Emerging Markets E-Mini Index	1,999	09/20/19	105,287	(4,525,323)
Russell 2000 E-Mini Index	1,170	09/20/19	91,675	(2,244,495)

				(6,769,818)

				$(2,551,410)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$4,218,408	$—	$—	$—	$4,218,408

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$6,769,818	$—	$—	—	$6,769,818

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended June 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$14,866,067	$—	$—	$—	$14,866,067

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$1,660,274	$—	$—	$—	$1,660,274

16	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	Active Stock Master Portfolio

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$249,186,420
Average notional value of contracts — short	195,269,805

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$4,382,683	$44,501	$—	$4,427,184
Air Freight & Logistics	3,702,647	104,421	—	3,807,068
Airlines	2,022,913	51,211	—	2,074,124
Auto Components	1,151,750	638,881	—	1,790,631
Automobiles	996,458	1,573,691	—	2,570,149
Banks	23,199,416	9,462,197	—	32,661,613
Beverages	2,911,633	559,433	—	3,471,066
Biotechnology	14,688,563	582,151	—	15,270,714
Building Products	2,284,373	38,191	—	2,322,564
Capital Markets	6,644,551	76,397	—	6,720,948
Chemicals	5,740,183	880,402	—	6,620,585
Commercial Services & Supplies	3,565,861	33,179	—	3,599,040
Communications Equipment	3,030,486	38,634	—	3,069,120
Construction & Engineering	2,064,794	1,345,771	—	3,410,565
Construction Materials	236,981	1,173,715	—	1,410,696
Consumer Finance	3,433,198	749,384	—	4,182,582
Containers & Packaging	1,278,725	—	—	1,278,725
Distributors	284,350	—	—	284,350
Diversified Consumer Services	671,228	—	—	671,228
Diversified Financial Services	3,950,459	1,585,380	—	5,535,839
Diversified Telecommunication Services	5,358,632	1,849,510	—	7,208,142
Electric Utilities	6,759,687	854,708	—	7,614,395
Electrical Equipment	3,302,375	—	—	3,302,375
Electronic Equipment, Instruments & Components	4,859,430	2,524,571	—	7,384,001
Energy Equipment & Services	2,485,039	—	—	2,485,039
Entertainment	2,117,670	32,658	—	2,150,328
Equity Real Estate Investment Trusts (REITs)	12,863,151	—	—	12,863,151
Food & Staples Retailing	2,572,963	1,122,926	—	3,695,889
Food Products	3,171,250	2,397,141	—	5,568,391
Gas Utilities	1,191,361	640,602	—	1,831,963
Health Care Equipment & Supplies	10,659,044	33,311	—	10,692,355
Health Care Providers & Services	8,423,882	754,993	—	9,178,875
Health Care Technology	1,688,567	—	—	1,688,567
Hotels, Restaurants & Leisure	7,171,619	1,274,904	—	8,446,523
Household Durables	1,944,338	857,392	—	2,801,730
Household Products	3,846,707	890,594	—	4,737,301
Independent Power and Renewable Electricity Producers	245,671	305,659	—	551,330
Industrial Conglomerates	1,637,154	134,706	—	1,771,860
Insurance	8,620,259	3,293,176	—	11,913,435
Interactive Media & Services	10,429,680	5,938,072	—	16,367,752
Internet & Direct Marketing Retail	16,895,360	—	—	16,895,360
IT Services	12,965,817	1,087,753	—	14,053,570
Leisure Products	215,943	—	—	215,943
Life Sciences Tools & Services	2,750,753	49,006	—	2,799,759
Machinery	7,372,138	1,645,839	—	9,017,977
Marine	16,037	—	—	16,037
Media	6,842,749	972,551	—	7,815,300
Metals & Mining	1,902,387	4,542,661	—	6,445,048

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) June 30, 2019	Active Stock Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Mortgage Real Estate Investment Trusts (REITs)	$12,227	$—	$—	$12,227
Multi-Utilities	2,174,515	—	—	2,174,515
Multiline Retail	742,501	—	—	742,501
Oil & Gas Exploration & Production	23,407	—	—	23,407
Oil, Gas & Consumable Fuels	10,018,148	8,111,643	—	18,129,791
Paper & Forest Products	504,772	81,047	—	585,819
Personal Products	1,251,024	108,086	—	1,359,110
Pharmaceuticals	14,753,595	730,102	—	15,483,697
Professional Services	5,360,039	43,202	—	5,403,241
Real Estate Management & Development	604,527	1,399,906	—	2,004,433
Road & Rail	1,932,737	—	—	1,932,737
Semiconductors & Semiconductor Equipment	6,582,499	6,522,933	—	13,105,432
Software	16,374,072	—	—	16,374,072
Specialty Retail	11,634,838	501,536	—	12,136,374
Technology Hardware, Storage & Peripherals	7,081,077	5,047,607	—	12,128,684
Textiles, Apparel & Luxury Goods	2,857,805	683,258	—	3,541,063
Thrifts & Mortgage Finance	3,011,357	2,114,573	—	5,125,930
Tobacco	1,672,600	671,957	—	2,344,557
Trading Companies & Distributors	2,422,995	425,499	—	2,848,494
Transportation Infrastructure	837,624	—	—	837,624
Water Utilities	1,017,507	—	—	1,017,507
Wireless Telecommunication Services	2,197,018	2,443,936	—	4,640,954
Preferred Stocks	3,401,764	—	—	3,401,764
Rights	—	—	3,499	3,499
Short-Term Securities	76,240,981	—	—	76,240,981

	$407,260,544	$79,025,557	$3,499	$486,289,600

Derivative Financial Instruments(a)
Assets:
Equity contracts	$4,218,408	$—	$—	$4,218,408
Liabilities:
Equity contracts	(6,769,818)	—	—	(6,769,818)

	$(2,551,410)	$—	$—	$(2,551,410)

(a)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

18	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities (unaudited)

June 30, 2019

Active Stock Master Portfolio

ASSETS
Investments at value — unaffiliated (including securities loaned at value of $32,538,460) (cost — $365,847,736)	$410,048,619
Investments at value — affiliated (cost — $76,232,762)	76,240,981
Cash	7,383
Cash pledged for futures contracts	15,483,000
Foreign currency at value (cost — $826,958)	834,344
Receivables:
Investments sold	6,383,386
Securities lending income — affiliated	13,162
Dividends — affiliated	81,312
Dividends — unaffiliated	675,859
Variation margin on futures contracts	1,411,988
Prepaid expenses	3,816

Total assets	511,183,850

LIABILITIES
Cash collateral on securities loaned at value	33,172,979
Payables:
Investments purchased	5,788,505
Administration fees	37,858
Deferred foreign capital gain tax	7,780
Investment advisory fees	18,355
Trustees’ fees	2,916
Other accrued expenses	11,401
Variation margin on futures contracts	1,010,288
Withdrawals to investors	6,581,157

Total liabilities	46,631,239

NET ASSETS	$464,552,611

NET ASSETS CONSIST OF
Investors’ capital	$422,894,234
Net unrealized appreciation (depreciation)	41,658,377

NET ASSETS	$464,552,611

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statement of Operations (unaudited)

Six Months Ended June 30, 2019

Active Stock Master Portfolio

INVESTMENT INCOME
Dividends — affiliated	$411,216
Dividends — unaffiliated	4,053,505
Interest — unaffiliated	139,795
Securities lending income — affiliated — net	57,193
Foreign taxes withheld	(148,738)

Total investment income	4,512,971

EXPENSES
Investment advisory	565,445
Administration	226,178
Professional	11,174
Trustees	8,961

Total expenses	811,758
Less:
Fees waived and/or reimbursed by the Manager	(247,208)
Fees waived and/or reimbursed by the Administrator	(226,178)

Total expenses after fees waived and/or reimbursed	338,372

Net investment income	4,174,599

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	5,259
Investments — unaffiliated (including $123,965 foreign capital gain tax) .	9,091,809
Futures contracts	14,866,067
Foreign currency transactions	(38,649)

23,924,486

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	7,287
Investments — unaffiliated (including $7,780 foreign capital gain tax)	48,782,071
Futures contracts	1,660,274
Foreign currency translations	9,584

50,459,216

Net realized and unrealized gain	74,383,702

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$78,558,301

See notes to financial statements.

20	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	Active Stock Master Portfolio
	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,174,599	$9,668,652
Net realized gain	23,924,486	45,014,797
Net change in unrealized appreciation (depreciation)	50,459,216	(66,244,769)

Net increase (decrease) in net assets resulting from operations	78,558,301	(11,561,320)

CAPITAL TRANSACTIONS
Proceeds from contributions	9,364,980	28,030,716
Value of withdrawals	(52,468,822)	(122,827,185)

Net decrease in net assets derived from capital transactions	(43,103,842)	(94,796,469)

NET ASSETS
Total increase (decrease) in net assets	35,454,459	(106,357,789)
Beginning of period	429,098,152	535,455,941

End of period	$464,552,611	$429,098,152

See notes to financial statements.

FINANCIAL STATEMENTS	21

Financial Highlights

(For a share outstanding throughout each period)

	Active Stock Master Portfolio
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014

Total Return
Total return	18.98	%(a)	(3.90)%	22.15%	12.45%	(1.20)%	11.74%

Ratios to Average Net Assets
Total expenses	0.36	%(b)(c)	0.36%	0.36%	0.36%	0.35%	0.35%

Total expenses after fees waived and/or reimbursed	0.15	%(b)(c)	0.15%	0.15%	0.15%	0.15%	0.17%

Net investment income	1.85	%(b)(c)	1.88%	1.69%	1.66%	1.65%	1.56%

Supplemental Data
Net assets, end of period (000)	$464,553		$429,098	$535,456	$503,047	$445,996	$2,434,426

Portfolio turnover rate	87%		150%	252%	115%	132%	119%

(a)	Aggregate total return.
(b)	Annualized.
(c)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.

See notes to financial statements.

22	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. Active Stock Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (the “Manager”) or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities is recognized on an accrual basis.

Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements  (unaudited) (continued)

computation of the Master Portfolio’s net assets. Each business day, the Master Portfolio uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request

24	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Bank of America N.A.	$64,122	$(64,122)	$—
Barclays Bank PLC	1,682,381	(1,682,381)	—
BNP Paribas Prime Brokerage International Limited	913,995	(913,995)	—
Citadel Clearing LLC	314,474	(314,474)	—
Citigroup Global Markets Inc.	247,878	(247,878)	—
Credit Suisse Securities (USA) LLC	2,694,307	(2,694,307)	—
Deutsche Bank Securities Inc.	3,777	(3,777)	—
Goldman Sachs & Co.	2,435,301	(2,435,301)	—
HSBC Bank PLC	4,221,247	(4,221,247)	—
Jefferies LLC	1,387,853	(1,387,853)	—
JP Morgan Securities LLC	7,681,206	(7,681,206)	—
Morgan Stanley & Co. LLC	8,827,701	(8,827,701)	—
Scotia Capital (USA) Inc.	370,856	(370,856)	—
TD Prime Services LLC	90,083	(90,083)	—
UBS AG	519,129	(519,129)	—
Virtu Americas LLC	301,713	(301,713)	—
Wells Fargo Securities LLC	782,437	(782,437)	—

	$32,538,460	$(32,538,460)	$—

(a)

Cash collateral with a value of $33,172,979 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty, if any, is not shown for financial reporting purposes in the table above.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements  (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Master Portfolio’s net assets.

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.25%
$1 Billion — $3 Billion	0.24
$3 Billion — $5 Billion	0.23
$5 Billion — $10 Billion	0.22
Greater than $10 Billion	0.21

Administration: MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL” or the “Administrator”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL, has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. BAL is entitled to receive for these administrative services an annual fee of 0.10% based on the average daily net assets of the Master Portfolio.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators.

Expense Waivers and Reimbursements: The Manager has voluntarily agreed to waive a portion of the investment advisory fees payable by the Master Portfolio. This voluntary waiver may be terminated at any time. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2019, the Manager waived $214,869 pursuant to this agreement.

BAL voluntarily agreed to waive a portion of its administration fees payable by the Master Portfolio. This arrangement is voluntary and may be terminated by BAL at any time. This amount is included in fees waived and/or reimbursed by the Administrator in the Statement of Operations. For the six months ended June 30, 2019, the amount waived was $226,178.

The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BAL has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the administration fees paid by the Master Portfolio in an amount equal to the independent expenses through April 30, 2020. For the six months ended June 30, 2019, the amount waived and/or reimbursed was $20,135.

With respect to the Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2019, the amount waived was $12,204.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Master Portfolio. For the six months ended June 30, 2019, there were no fees waived by the Manager pursuant to this arrangement.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The shares of such money market fund shares will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Master Portfolio retains 73.5% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 80% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

26	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2019, the Master Portfolio paid BTC $18,179 in total for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended June 30, 2019, the Master Portfolio did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of MIP are trustees and/or officers of BlackRock or its affiliates.

7.	PURCHASES AND SALES

For the six months ended June 30, 2019, purchases and sales of investments and excluding short-term securities, were $347,995,657 and $371,237,320, respectively.

8.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2018. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of June 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$447,722,418

Gross unrealized appreciation	59,807,223
Gross unrealized depreciation	(23,791,451)

Net unrealized appreciation	$36,015,772

9.	BANK BORROWINGS

MIP, on behalf of the Master Portfolio along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2020 unless extended or renewed. Prior to April 18, 2019, Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2019, the Master Portfolio did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements  (unaudited) (continued)

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

28	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of Master Investment Portfolio (the “Master Fund”) met in person on April 17, 2019 (the “April Meeting”) and May 14-15, 2019 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master Fund, on behalf of Active Stock Master Portfolio (the “Portfolio”), a series of the Master Fund, and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Fund’s investment advisor.

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Master Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Ad Hoc Topics Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Ad Hoc Topics Committee, which also has one interested Board Member).

The Agreement

Consistent with the requirements of the 1940 Act, the Board considers the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. While the Board also has a fifth one-day meeting to consider specific information surrounding the renewal of the Agreement, the Board’s consideration entails a year-long deliberative process whereby the Board and its committees assess BlackRock’s services to the Portfolio. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Portfolio by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; accounting, administrative and shareholder services; oversight of the Portfolio’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of management.

During the year, the Board, acting directly and through its committees, considers information that is relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Portfolio and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year, and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analyses of the reasons for any over-performance or under-performance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Portfolio for services; (c) Portfolio operating expenses and how BlackRock allocates expenses to the Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Portfolio’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock and the Master Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Portfolio; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Independent Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Portfolio’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Portfolio as compared with a peer group of funds (“Performance Peers”) and other metrics, as applicable; (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Portfolio; (g) a summary of aggregate amounts paid by the Portfolio to BlackRock; (h) sales and redemption data regarding the Portfolio’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Portfolio’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT	29

Disclosure of Investment Advisory Agreement  (continued)

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Portfolio as compared with Performance Peers and other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Portfolio; (d) the Portfolio’s fees and expenses compared to Expense Peers; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Portfolio; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of portfolio holdings of the Portfolio. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared Portfolio performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Portfolio’s portfolio management team discussing the Portfolio’s performance and the Portfolio’s investment objective, strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Portfolio. BlackRock and its affiliates provide the Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Portfolio. In particular, BlackRock and its affiliates provide the Portfolio with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers, including, among others, the Portfolio’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Portfolio, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Portfolio’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Portfolio and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the Portfolio’s performance as of December 31, 2018. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review, and meet with Portfolio management to discuss, the performance of the Portfolio throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and the Performance Peer funds (for example, the investment objective(s) and investment strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to affect long-term performance disproportionately.

The Board noted that for each of the one-, three- and five-year periods reported, the Portfolio ranked in the first quartile, against its Performance Peers.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Portfolio: The Board, including the Independent Board Members, reviewed the Portfolio’s contractual advisory fee rate compared with those of its Expense Peers. The contractual advisory fee rate is shown before taking into account any reimbursements or fee waivers. The Board also compared the Portfolio’s total expense ratio, as well as its actual advisory fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual advisory fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

30	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement  (continued)

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Portfolio. The Board reviewed BlackRock’s estimated profitability with respect to the Portfolio and other funds the Board currently oversees for the year ended December 31, 2018 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the estimated cost of the services provided to the Portfolio by BlackRock, and BlackRock’s and its affiliates’ estimated profits relating to the management of the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Portfolio, to the Portfolio. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Portfolio, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Portfolio’s contractual advisory fee rate ranked in the first quartile, and that the actual advisory fee rate and total expense ratio each ranked in the first quartile, relative to the Portfolio’s Expense Peers. The Board also noted that the Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Portfolio increases above certain contractually specified levels. The Board noted that if the size of the Portfolio were to decrease, the Portfolio could lose the benefit of one or more breakpoints. The Board additionally noted that BlackRock has voluntarily agreed to waive a portion of its administration and advisory fees payable by the Portfolio. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Portfolio for certain other fees and expenses.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Portfolio increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. The Board also considered the extent to which the Portfolio benefits from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Portfolio to more fully participate in these economies of scale. The Board considered the Portfolio’s asset levels and whether the current fee schedule was appropriate. In its consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Portfolio shares if they believe that the Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master Fund, on behalf of the Portfolio, for a one-year term ending June 30, 2020. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Portfolio and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT	31

Trustee and Officer Information

Mark Stalnecker, Chair of the Board and Trustee

Bruce R. Bond, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Lena G. Goldberg, Trustee

Robert M. Hernandez, Trustee

Henry R. Keizer, Trustee

Cynthia A. Montgomery, Trustee

Donald C. Opatrny, Trustee

Joseph P. Platt, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee and President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

John MacKessy, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Investment Adviser

BlackRock Fund Advisors

San Francisco, CA 94105

Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of MIP

400 Howard Street

San Francisco, CA 94105

32	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Householding

The Master Portfolio will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Master Portfolio at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Master Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Master Portfolio’s Forms N-PORT and N-Q are available on the SEC’s website at http://www.sec.gov. The Master Portfolio’s Forms N-PORT and N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Master Portfolio uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Master Portfolio voted proxies relating to securities held in the Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762; and (2) on the SEC’s website at http://www.sec.gov.

Glossary of Terms Used in this Report

ADR	American Depositary Receipts

GDR	Global Depositary Receipt

NVDR	Non-voting Depository Receipts

PCL	Public Company Limited

REIT	Real Estate Investment Trust

ADDITIONAL INFORMATION	33

Portfolio Information as of June 30, 2019	International Tilts Master Portfolio

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Nestle SA, Registered Shares	3%
Roche Holding AG	2
Diageo PLC	1
Novartis AG, Registered Shares	1
HSBC Holdings PLC	1
L’Oreal SA	1
GlaxoSmithKline PLC	1
SAP SE	1
Mitsubishi UFJ Financial Group, Inc.	1
Unilever NV CVA	1

GEOGRAPHIC ALLOCATION

Country	Percent of Net Assets
Japan	22%
United Kingdom	15
France	10
Switzerland	10
Germany	8
Australia	8
Netherlands	6
United States	5
Hong Kong	4
Italy	2
Spain	2
Sweden	2
Finland	2
Denmark	2
Belgium	1
Singapore	1
Other(a)	1
Liabilities in Excess of Other Assets	(1)

(a)	Other includes a less than 1% investment in each of the following countries: Austria, Ireland, Israel, New Zealand, Norway and Portugal

Derivative Financial Instruments

International Tilts Master Portfolio (the “Master Portfolio”) may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

PORTFOLIO INFORMATION / DERIVATIVE FINANCIAL INSTRUMENTS	1

Schedule of Investments (unaudited) June 30, 2019	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 96.1%

Australia — 7.7%
Adelaide Brighton Ltd.	15,333	$43,566
AGL Energy Ltd.	2,399	33,738
ALS Ltd.	1,801	9,304
Altium Ltd.	2,595	62,641
Ansell Ltd.	29,613	559,151
Aristocrat Leisure Ltd.	50,281	1,086,883
AusNet Services	66,344	87,432
Australia & New Zealand Banking Group Ltd.	6,860	136,166
Bendigo & Adelaide Bank Ltd.	2,829	23,027
BHP Group Ltd.	54,692	1,589,817
BHP Group PLC	13,808	353,131
Carsales.com Ltd.	1,203	11,450
Charter Hall Group	12,376	94,242
CIMIC Group Ltd.	10,911	343,101
Cleanaway Waste Management Ltd.	6,391	10,475
Coca-Cola Amatil Ltd.	3,249	23,325
Cochlear Ltd.	3,857	561,563
Commonwealth Bank of Australia(a)	3,235	188,240
Computershare Ltd.	2,443	27,862
Crown Resorts Ltd.	8,142	71,165
CSL Ltd.	4,924	745,611
CSR Ltd.(a)	72,211	198,635
Goodman Group	50,554	534,345
GPT Group	4,107	17,746
IDP Education Ltd.	7,066	87,860
Macquarie Group Ltd.(a)	12,357	1,089,962
Magellan Financial Group Ltd.	10,237	367,514
Medibank Pvt Ltd.	79,299	194,576
Metcash Ltd.(a)	10,764	19,468
National Australia Bank Ltd.	9,700	182,206
Orora Ltd.	18	41
Platinum Asset Management Ltd.	5,955	20,318
Qantas Airways Ltd.	123,469	468,550
QBE Insurance Group Ltd.	56,531	470,290
REA Group Ltd.	5,520	372,892
Scentre Group	68,845	185,797
Sonic Healthcare Ltd.	3,897	74,253
Spark Infrastructure Group(b)	48,653	83,039
Sydney Airport(b)	92,608	523,187
Treasury Wine Estates Ltd.	7,841	82,350
Vicinity Centres	50,973	87,761
Wesfarmers Ltd.	20,223	514,073
Woolworths Group Ltd.	29,887	697,897

		12,334,650

Austria — 0.4%
Erste Group Bank AG(c)	5,459	202,442
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,945	49,873
Wienerberger AG	14,179	349,868

		602,183

Belgium — 0.8%
Groupe Bruxelles Lambert SA	353	34,683
KBC Group NV	2,026	132,957
UCB SA	13,881	1,151,978

		1,319,618

Denmark — 1.9%
AP Moeller — Maersk A/S, Class B	18	22,398
Carlsberg A/S, Class B	3,601	477,842
DSV A/S	10,536	1,037,479
Genmab A/S(c)	731	134,415
GN Store Nord A/S	8,496	397,167
H Lundbeck A/S	9,491	375,931

Security	Shares	Value

Denmark (continued)
Novo Nordisk A/S, Class B	939	$47,961
Royal Unibrew A/S	1,703	124,499
SimCorp A/S	4,287	414,990
Topdanmark A/S	244	13,771
Tryg A/S	1,976	64,300

		3,110,753

Finland — 2.0%
Huhtamaki OYJ	388	15,957
Kesko OYJ, Class B	7,224	401,849
Kone OYJ, Class B	24,102	1,423,303
Nordea Bank Abp	22,791	165,490
UPM-Kymmene OYJ	923	24,558
Valmet OYJ(a)	46,798	1,167,485

		3,198,642

France — 10.6%
Air Liquide SA	4,497	628,988
Arkema SA	4,359	405,232
Bouygues SA	3,737	138,392
Bureau Veritas SA	1,075	26,534
Capgemini SE	4,214	523,940
Christian Dior SE	2,343	1,228,707
Cie Generale des Etablissements Michelin SCA	3,194	403,854
CNP Assurances	2,266	51,434
Dassault Aviation SA	55	79,051
Dassault Systemes SE	6,702	1,069,005
Edenred	25,743	1,311,979
Engie SA	52,583	797,342
Faurecia SA	2,658	123,283
Gaztransport Et Technigaz SA	1,610	161,502
Hermes International	39	28,115
Ipsen SA	1,408	192,045
Kering SA	2,590	1,528,678
Korian SA	752	28,605
L’Oreal SA	7,210	2,050,005
Lagardere SCA	4,435	115,544
LVMH Moet Hennessy Louis Vuitton SE	3,524	1,498,142
Nexity SA	607	26,230
Orange SA	24,328	383,728
Pernod Ricard SA	3,816	702,817
Rexel SA	4,904	62,243
Rubis SCA	1,875	105,571
Sanofi	1,694	146,399
Sartorius Stedim Biotech	2,703	426,218
Schneider Electric SE	16,170	1,463,108
Sopra Steria Group	116	13,516
Teleperformance	229	45,882
Television Francaise 1	1,472	15,499
TOTAL SA	10,847	608,449
Ubisoft Entertainment SA(c)	905	70,779
Veolia Environnement SA	13,861	337,521
Vivendi SA	4,687	128,624

		16,926,961

Germany — 7.7%
adidas AG	3,595	1,112,185
Allianz SE, Registered Shares	6,370	1,536,292
alstria office REIT-AG	8,755	141,764
Bayer AG, Registered Shares	5,350	371,078
Beiersdorf AG	89	10,672
Carl Zeiss Meditec AG(a)	1,221	120,428
CompuGroup Medical SE	1,597	128,976
CTS Eventim AG & Co. KGaA(a)	3,309	153,857
Deutsche Boerse AG	5,835	823,727
Deutsche Pfandbriefbank AG(d)	865	10,416

2	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Deutsche Post AG, Registered Shares	21,091	$693,826
Deutsche Telekom AG, Registered Shares	34,497	597,648
Deutsche Wohnen SE, Bearer Shares	1,539	56,394
DWS Group GmbH & Co. KGaA(d)	458	15,988
Fresenius Medical Care AG & Co. KGaA	2,365	185,731
Fresenius SE & Co. KGaA	105	5,701
HeidelbergCement AG	5,286	427,771
Hella GmbH & Co. KGaA	274	13,501
Hochtief AG	4,563	555,678
Jenoptik AG	1,724	55,750
LEG Immobilien AG	7,475	843,052
MTU Aero Engines AG	2,354	561,454
Nemetschek SE	2,314	139,402
Puma SE	192	12,805
Rational AG	31	21,365
SAP SE	14,050	1,926,140
Siemens AG, Registered Shares	1,251	148,938
Siemens Healthineers AG(d)	931	39,230
Software AG(a)	19,858	682,457
Symrise AG	839	80,787
Telefonica Deutschland Holding AG	215,164	601,137
TLG Immobilien AG	599	17,539
TUI AG(a)	18,184	178,541
Uniper SE	2,343	70,997

		12,341,227

Hong Kong — 3.6%
AIA Group Ltd.	125,000	1,349,862
BOC Hong Kong Holdings Ltd.	213,000	838,612
CK Hutchison Holdings Ltd.	71,500	705,258
Hang Lung Properties Ltd.	76,000	180,805
Hang Seng Bank Ltd.	8,500	211,569
Henderson Land Development Co. Ltd.	61,404	338,540
HKT Trust & HKT Ltd.(b)	42,000	66,669
Hongkong Land Holdings Ltd.	26,900	173,390
Jardine Matheson Holdings Ltd.	1,600	100,917
Kerry Properties Ltd.	74,500	312,939
MTR Corp. Ltd.	4,000	26,943
Sands China Ltd.	88,800	424,204
Sun Hung Kai Properties Ltd.	21,500	364,749
Swire Pacific Ltd., Class A	1,000	12,287
Swire Properties Ltd.	38,400	155,240
Techtronic Industries Co. Ltd.	19,000	145,556
WH Group Ltd.(d)	63,000	63,907
Wheelock & Co. Ltd.	47,000	337,488

		5,808,935

Ireland — 0.1%
James Hardie Industries PLC	957	12,598
Kingspan Group PLC	1,899	103,131
Smurfit Kappa Group PLC	1,925	58,332

		174,061

Israel — 0.1%
Bank Leumi Le-Israel BM	15,745	113,806
Delek Group Ltd.	98	16,858
Elbit Systems Ltd.	168	25,066
Gazit-Globe Ltd.	1,345	11,127

		166,857

Italy — 2.1%
Amplifon SpA	4,037	94,590
Ferrari NV	9,484	1,537,731
Hera SpA	19,124	73,150
Interpump Group SpA	1,105	34,001
Mediobanca Banca di Credito Finanziario SpA	68,201	703,275
Moncler SpA	20,845	893,445

		3,336,192

Security	Shares	Value

Japan — 22.0%
Advantest Corp.(a)	8,700	$239,519
AGC, Inc.(a)	10,300	356,811
Aica Kogyo Co. Ltd.	600	20,111
Amada Holdings Co. Ltd.	5,200	58,777
Aoyama Trading Co. Ltd.	7,400	145,277
Aozora Bank Ltd.	4,900	117,819
Asahi Group Holdings Ltd.	2,200	99,041
Asics Corp.	1,200	13,032
Astellas Pharma, Inc.	82,000	1,168,563
Benefit One, Inc.	600	10,382
Benesse Holdings, Inc.	6,000	140,024
Brother Industries Ltd.	2,300	43,565
Calbee, Inc.	400	10,803
Canon, Inc.(a)	8,200	240,121
Capcom Co. Ltd.	2,900	58,378
Chubu Electric Power Co., Inc.	18,400	258,471
Chugai Pharmaceutical Co. Ltd.	7,200	471,548
Citizen Watch Co. Ltd.	38,400	197,592
COMSYS Holdings Corp.	600	15,247
Credit Saison Co. Ltd.	2,700	31,688
Dai-ichi Life Holdings, Inc.	86,600	1,310,235
Daicel Corp.	7,700	68,622
Daito Trust Construction Co. Ltd.	2,600	331,581
Daiwa Securities Group, Inc.	56,600	248,499
Denso Corp.	5,400	227,697
Dentsu, Inc.	8,200	286,782
DIC Corp.	400	10,592
DMG Mori Co. Ltd.(a)	6,300	101,490
East Japan Railway Co.	7,700	721,057
Eisai Co. Ltd.	6,000	340,057
Electric Power Development Co. Ltd.	900	20,481
Fancl Corp.	1,200	29,682
Fast Retailing Co. Ltd.	600	363,179
Fuji Media Holdings, Inc.	2,500	34,919
FUJIFILM Holdings Corp.	6,300	319,850
Glory Ltd.	1,000	26,465
HIS Co. Ltd.	500	12,464
Hitachi Capital Corp.	600	13,369
Honda Motor Co. Ltd.	19,900	514,589
Hoshizaki Corp.	2,800	208,799
Iida Group Holdings Co. Ltd.	5,300	85,806
Isetan Mitsukoshi Holdings Ltd.	5,200	42,211
Japan Airlines Co. Ltd.	1,300	41,490
Japan Post Bank Co. Ltd.	2,400	24,388
Japan Post Holdings Co. Ltd.	13,300	150,623
Japan Post Insurance Co. Ltd.	5,800	107,602
Japan Tobacco, Inc.(a)	38,300	844,272
JTEKT Corp.	12,100	147,127
JXTG Holdings, Inc.	267,850	1,334,938
K’s Holdings Corp.	1,400	13,219
Kajima Corp.	1,800	24,758
Kakaku.com, Inc.	4,700	90,900
Kao Corp.	14,000	1,068,260
KDDI Corp.	37,100	944,071
Kewpie Corp.	500	11,053
Keyence Corp.	700	431,706
Kikkoman Corp.	1,800	78,491
Kirin Holdings Co. Ltd.	65,900	1,422,946
Konami Holdings Corp.	5,200	244,601
Kurita Water Industries Ltd.	1,500	37,372
KYORIN Holdings, Inc.	500	8,866
Kyowa Hakko Kirin Co. Ltd.	1,300	23,457
Lintec Corp.	4,300	89,772
LIXIL Group Corp.	14,700	233,186

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) June 30, 2019	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mabuchi Motor Co. Ltd.	700	$24,015
Marubeni Corp.	37,000	245,597
Matsumotokiyoshi Holdings Co. Ltd.	400	11,749
MEIJI Holdings Co. Ltd.	800	57,201
Miraca Holdings, Inc.	5,200	118,487
Mitsubishi Chemical Holdings Corp.	46,800	327,661
Mitsubishi Gas Chemical Co., Inc.	15,700	209,994
Mitsubishi Motors Corp.	56,700	272,336
Mitsubishi UFJ Financial Group, Inc.	394,900	1,880,899
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,200	11,691
Mitsui & Co. Ltd.	59,400	969,580
Mixi, Inc.	3,300	66,271
Mizuho Financial Group, Inc.	185,700	270,031
MS&AD Insurance Group Holdings, Inc.	10,900	346,472
Nagase & Co. Ltd.	600	9,020
Nikon Corp.	6,000	85,318
Nippon Electric Glass Co. Ltd.(a)	500	12,708
Nippon Paper Industries Co. Ltd.	700	12,414
Nippon Shokubai Co. Ltd.	200	13,258
Nippon Telegraph & Telephone Corp.	12,800	596,348
Nissan Motor Co. Ltd.	58,500	419,004
Nisshinbo Holdings, Inc.	8,900	68,231
Nitto Denko Corp.	14,600	722,649
NOK Corp.	1,200	18,027
NTN Corp.	35,500	105,818
NTT DOCOMO, Inc.	65,200	1,521,241
Ono Pharmaceutical Co. Ltd.	7,000	125,858
ORIX Corp.	21,000	313,843
Otsuka Corp.	2,300	92,752
Otsuka Holdings Co. Ltd.	13,600	444,403
PeptiDream, Inc.(c)	1,000	51,362
Pola Orbis Holdings, Inc.	12,100	339,067
Resona Holdings, Inc.	155,500	648,682
Ricoh Co. Ltd.	2,200	22,009
Ryohin Keikaku Co. Ltd.	500	90,592
Sanwa Holdings Corp.	1,100	11,856
Seino Holdings Co Ltd.	700	9,349
Sekisui House Ltd.	1,800	29,658
Seven & i Holdings Co. Ltd.	3,600	121,973
Shimachu Co. Ltd.	500	11,650
Shin-Etsu Chemical Co. Ltd.	7,100	664,289
Shionogi & Co. Ltd.	2,700	156,014
Softbank Corp.(a)	13,200	171,479
Sompo Holdings, Inc.	20,200	781,368
Stanley Electric Co. Ltd.	900	22,191
Sumitomo Chemical Co. Ltd.	53,400	248,649
Sumitomo Corp.	40,900	621,192
Sumitomo Mitsui Financial Group, Inc.	8,600	304,833
Sumitomo Mitsui Trust Holdings, Inc.	3,700	134,427
Sumitomo Rubber Industries Ltd.	4,300	49,804
Sundrug Co. Ltd.	3,500	94,922
Suntory Beverage & Food Ltd.	700	30,437
T&D Holdings, Inc.	35,900	390,718
TAG Immobilien AG(c)	15,269	352,686
Taisei Corp.	1,200	43,712
Takashimaya Co. Ltd.	2,300	25,241
Takeda Pharmaceutical Co. Ltd.	25,300	899,992
TIS, Inc.	600	30,662
Tokai Tokyo Financial Holdings, Inc.	2,400	7,348
Tokio Marine Holdings, Inc.	8,600	431,508
Tokyo Broadcasting System Holdings, Inc.	700	11,977
Tokyo Electron Ltd.	2,800	393,555
Tokyo Tatemono Co. Ltd.	1,900	21,152
Tokyu Fudosan Holdings Corp.	46,200	255,681

Security	Shares	Value

Japan (continued)
Topcon Corp.	600	$7,537
Toyobo Co. Ltd.	800	9,581
Toyota Boshoku Corp.	600	7,889
Toyota Motor Corp.	9,900	614,432
Trend Micro, Inc.	5,500	245,761
TS Tech Co. Ltd.	4,900	133,844
TV Asahi Holdings Corp.	600	9,696
Ube Industries Ltd.	16,200	337,039
Ulvac, Inc.	2,200	70,099
Yahoo! Japan Corp.	48,000	141,194
Yamaguchi Financial Group, Inc.	4,800	32,849
Yamaha Motor Co. Ltd.	600	10,694
Zeon Corp.	33,500	373,763

		35,235,582

Netherlands — 5.8%
Adyen NV(c)(d)	553	426,576
ASM International NV	1,082	70,225
BE Semiconductor Industries NV(a)	12,608	323,524
Flow Traders(d)	670	19,565
Heineken Holding NV	490	51,325
ING Groep NV	79,061	915,822
Koninklijke DSM NV	7,580	935,254
Koninklijke Philips NV	15,027	653,313
NN Group NV	12,800	514,546
QIAGEN NV(c)	3,019	122,848
Randstad NV	3,676	201,749
Royal Dutch Shell PLC, Class A	48,625	1,587,001
Royal Dutch Shell PLC, Class B	32,759	1,073,403
Unilever NV CVA	26,494	1,609,726
Wolters Kluwer NV	9,494	690,701

		9,195,578

New Zealand — 0.1%
a2 Milk Co. Ltd.(c)	8,736	85,301
Vector Ltd.	5,687	14,446

		99,747

Norway — 0.5%
Aker Solutions ASA(c)	13	53
DNB ASA	40,247	749,948
Dolphin Drilling ASA(c)	8	1
Schibsted ASA, Class A	434	11,988
Storebrand ASA	4,790	35,254

		797,244

Portugal — 0.1%
Banco Comercial Portugues SA, Class R	382,902	118,393
EDP — Energias de Portugal SA	2,855	10,850

		129,243

Singapore — 0.8%
CapitaLand Mall Trust	133,400	259,432
DBS Group Holdings Ltd.(a)	10,600	203,627
Mapletree Commercial Trust	40,600	62,736
Mapletree Industrial Trust	7,300	12,090
Oversea-Chinese Banking Corp. Ltd.	35,800	301,980
Singapore Exchange Ltd.	5,900	34,565
Singapore Technologies Engineering Ltd.	4,800	14,701
Suntec Real Estate Investment Trust	67,200	96,405
United Overseas Bank Ltd.	17,000	328,646

		1,314,182

Spain — 2.1%
Acciona SA	3,254	349,227
Aena SME SA(d)	3,934	779,730
Almirall SA	700	12,938

4	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Banco Bilbao Vizcaya Argentaria SA	172,291	$960,984
Bankinter SA	3,390	23,367
Cia de Distribucion Integral Logista Holdings SA	448	10,145
CIE Automotive SA	426	12,329
Grifols SA	3,596	106,418
Mediaset Espana Comunicacion SA(a)	36,497	265,663
Melia Hotels International SA	4,919	47,019
Merlin Properties Socimi SA	3,854	53,422
Telefonica SA	86,849	714,186

		3,335,428

Sweden — 2.1%
AAK AB	839	15,911
Assa Abloy AB, Class B	569	12,838
Atlas Copco AB, A Shares	13,020	417,234
Epiroc AB, Class A	8,194	85,376
Fabege AB	24,252	365,165
Industrivarden AB, Class C	1,287	28,557
Skandinaviska Enskilda Banken AB, Class A	68,294	632,328
Svenska Handelsbanken AB, Class A	2,626	25,915
Telefonaktiebolaget LM Ericsson, Class B	11,378	107,997
Telia Co. AB	2	9
Volvo AB, Class B	100,223	1,592,511

		3,283,841

Switzerland — 10.4%
Baloise Holding AG, Registered Shares	507	89,793
Banque Cantonale Vaudoise, Registered Shares	69	53,730
Barry Callebaut AG, Registered Shares	176	353,240
Clariant AG, Registered Shares(c)	1,140	23,193
Coca-Cola HBC AG(c)	405	15,299
Ferguson PLC(c)	4,935	351,322
Flughafen Zuerich AG, Registered Shares	2,235	420,932
Galenica AG(c)(d)	7,252	364,408
Givaudan SA, Registered Shares	8	22,596
Landis+Gyr Group AG(c)	732	58,391
Logitech International SA, Registered Shares	32,300	1,291,055
Nestle SA, Registered Shares	40,899	4,233,955
Novartis AG, Registered Shares	24,367	2,224,506
OC Oerlikon Corp. AG, Registered Shares	39,257	479,714
Pargesa Holding SA, Bearer Shares	133	10,258
PSP Swiss Property AG, Registered Shares	2,588	302,460
Roche Holding AG	12,021	3,380,157
Sika AG, Registered Shares	8,190	1,399,201
Sonova Holding AG, Registered Shares	597	135,876
STMicroelectronics NV	4,833	85,718
Straumann Holding AG, Registered Shares	315	278,359
Sunrise Communications Group AG(c)(d)	5,057	377,698
Swiss Life Holding AG, Registered Shares	70	34,705
Swiss Re AG	3,452	350,783
Temenos AG, Registered Shares(c)	1,638	293,290
Zurich Insurance Group AG	116	40,362

		16,671,001

United Kingdom — 15.2%
Anglo American PLC	24,155	690,070
Ashmore Group PLC	8,562	55,391
Ashtead Group PLC	13,299	381,034
Associated British Foods PLC	1	31
AstraZeneca PLC	4,526	370,008
Auto Trader Group PLC(d)	102,963	717,113
Aviva PLC	5,130	27,171
Barclays PLC	26,743	50,866
Barratt Developments PLC	4,834	35,177
BBA Aviation PLC	5,396	19,346
boohoo Group PLC(c)	11,269	30,283

Security	Shares	Value

United Kingdom (continued)
Bovis Homes Group PLC	9,838	$129,338
BP PLC	167,855	1,169,406
British American Tobacco PLC	28,238	985,955
British Land Co. PLC	27,148	185,802
Britvic PLC	4,397	49,609
Burberry Group PLC	804	19,057
Carnival PLC	5,482	241,254
Centrica PLC	189,485	211,231
Close Brothers Group PLC	7,308	131,162
Compass Group PLC	51,458	1,233,539
Croda International PLC	206	13,400
Diageo PLC	54,546	2,347,673
Dialog Semiconductor PLC(c)	14,754	593,691
Direct Line Insurance Group PLC	53,741	226,533
Electrocomponents PLC	9,435	75,798
Experian PLC	13,376	405,153
Fevertree Drinks PLC	403	11,863
GlaxoSmithKline PLC	100,882	2,022,162
Greggs PLC	3,164	92,220
Hays PLC	28,483	56,906
HSBC Holdings PLC	265,963	2,219,796
IG Group Holdings PLC	30,269	224,401
Imperial Brands PLC	4,761	111,718
Inchcape PLC	16,394	128,474
Intertek Group PLC	17,248	1,205,807
ITV PLC	41,996	57,595
JD Sports Fashion PLC	14,460	107,725
Jupiter Fund Management PLC	9,227	49,523
Land Securities Group PLC(a)	2,801	29,670
Legal & General Group PLC(a)	367,607	1,259,426
Lloyds Banking Group PLC(a)	866,440	622,293
Man Group PLC	34,488	68,189
Moneysupermarket.com Group PLC	31,663	165,868
National Grid PLC	96,315	1,024,296
Pagegroup PLC	4,658	30,319
Pearson PLC	9,814	102,105
Petrofac Ltd.	22,714	124,253
Rentokil Initial PLC	27,551	139,096
Rightmove PLC	3,920	26,668
Rio Tinto Ltd.	11,781	862,667
Rio Tinto PLC	4,336	268,368
Rolls-Royce Holdings PLC(c)	5,769	61,630
Royal Mail PLC(a)	94,156	253,376
Schroders PLC	6,376	247,346
Severn Trent PLC	12,645	328,957
Spirax-Sarco Engineering PLC	493	57,553
SSP Group PLC	6,722	58,586
Standard Life Aberdeen PLC	24,439	91,440
Tate & Lyle PLC	15,494	145,248
Taylor Wimpey PLC	5,871	11,781
Unilever PLC	5,915	367,175
Victrex PLC	1,018	27,974
Vodafone Group PLC	496,337	813,527
WH Smith PLC	2,833	70,963
William Hill PLC	33,812	66,363
WM Morrison Supermarkets PLC	131,130	335,648
WPP PLC	3,283	41,354

		24,385,420

Total Common Stocks — 96.1% (Cost — $142,018,406)		153,767,345

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) June 30, 2019	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks — 0.2%

Germany — 0.2%
Porsche Automobil Holding SE, Preference Shares, 0.00%	1,058	$68,542
Sartorius AG, Preference Shares, 0.00%	1,329	272,557

Total Preferred Stocks — 0.2% (Cost — $322,549)		341,099

Total Long-Term Investments — 96.3% (Cost — $142,340,955)		154,108,444

Short-Term Securities — 5.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.52%(e)(f)(g)	6,913,714	6,917,172
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.34%(e)(g)	1,331,494	1,331,494

Total Short-Term Securities — 5.1% (Cost — $8,247,513)		8,248,666

Total Investments — 101.4% (Cost — $150,588,468)		162,357,110

Liabilities in Excess of Other Assets — (1.4)%		(2,275,224)

Net Assets — 100.0%		$160,081,886

(a)	Security, or a portion of the security, is on loan.
(b)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Non-income producing security.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of the security was purchased with the cash collateral from loaned securities.

(g)

During the six months ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	6,307,282	606,432	6,913,714	$6,917,172	$17,043	(b)	$296	$1,016
BlackRock Cash Funds: Treasury, SL Agency Shares	1,531,004	(199,510)	1,331,494	1,331,494	17,654		—	—

				$8,248,666	$34,697		$296	$1,016

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts
Yen Denom Nikkei Index	16	09/12/19	$1,581	$22,583
SPI 200 Index	4	09/19/19	460	5,819
Euro Stoxx 50 Index	65	09/20/19	2,562	66,842
FTSE 100 Index	10	09/20/19	936	981

				$96,225

6	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	International Tilts Master Portfolio

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$96,225	$—	$—	$—	$96,225

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended June 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$581,524	$—	$—	$—	$581,524

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$154,326	$—	$—	$—	$154,326

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$5,260,569
Average notional value of contracts — short	—	(a)

(a)	Derivative not held at quarter-end. The risk exposure table serves as an indicator of activity during the period.

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$—	$12,334,650	$—	$12,334,650
Austria	399,741	202,442	—	602,183
Belgium	—	1,319,618	—	1,319,618
Denmark	134,415	2,976,338	—	3,110,753
Finland	401,849	2,796,793	—	3,198,642
France	140,432	16,786,529	—	16,926,961
Germany	773,244	11,567,983	—	12,341,227
Hong Kong	66,669	5,742,266	—	5,808,935
Ireland	103,131	70,930	—	174,061
Israel	—	166,857	—	166,857
Italy	—	3,336,192	—	3,336,192
Japan	—	35,235,582	—	35,235,582
Netherlands	19,564	9,176,014	—	9,195,578
New Zealand	—	99,747	—	99,747
Norway	—	797,244	—	797,244
Portugal	—	129,243	—	129,243
Singapore	—	1,314,182	—	1,314,182
Spain	—	3,335,428	—	3,335,428
Sweden	—	3,283,841	—	3,283,841

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) June 30, 2019	International Tilts Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Switzerland	$—	$16,671,001	$—	$16,671,001
United Kingdom	319,739	24,065,681	—	24,385,420
Preferred Stocks	—	341,099	—	341,099
Short-Term Securities	8,248,666	—	—	8,248,666

	$10,607,450	$151,749,660	$—	$162,357,110

Derivative Financial Instruments(a)
Assets:
Equity contracts	$96,225	$—	$—	$96,225

(a)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

8	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities  (unaudited)

June 30, 2019

International Tilts Master Portfolio

ASSETS
Investments at value — unaffiliated (including securities loaned at value of $6,465,936) (cost — $142,340,955)	$154,108,444
Investments at value — affiliated (cost — $8,247,513)	8,248,666
Cash pledged for futures contracts	325,910
Foreign currency at value (cost — $3,963,751)	4,014,472
Receivables:
Investments sold	4,509,208
Securities lending income — affiliated	2,304
Dividends — affiliated	2,034
Dividends — unaffiliated	468,550
Variation margin on futures contracts	45,789

Total assets	171,725,377

LIABILITIES
Cash collateral on securities loaned at value	6,913,364
Payables:
Investments purchased	924,838
Administration fees	6,568
Investment advisory fees	42,617
Other accrued expenses	10,853
Trustees’ fees	1,403
Variation margin on futures contracts	3,088
Withdrawals to investors	3,740,760

Total liabilities	11,643,491

NET ASSETS	$160,081,886

NET ASSETS CONSIST OF
Investors’ capital	$148,163,291
Net unrealized appreciation (depreciation)	11,918,595

NET ASSETS	$160,081,886

See notes to financial statements.

FINANCIAL STATEMENTS	9

Statement of Operations  (unaudited)

Six Months Ended June 30, 2019

International Tilts Master Portfolio

INVESTMENT INCOME
Dividends — affiliated	$17,654
Dividends — unaffiliated	3,940,655
Securities lending income — affiliated — net	17,043
Foreign taxes withheld	(528,378)

Total investment income	3,446,974

EXPENSES
Investment advisory	316,275
Administration	39,534
Professional	10,969
Trustees	6,457

Total expenses	373,235
Less fees waived and/or reimbursed by the Manager	(57,486)

Total expenses after fees waived and/or reimbursed	315,749

Net investment income	3,131,225

REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments — unaffiliated	615,139
Investments — affiliated	296
Foreign currency transactions	6,444
Futures contracts	581,524

1,203,403

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	17,820,838
Investments — affiliated	1,016
Foreign currency translations	61,776
Futures contracts	154,326

18,037,956

Net realized and unrealized gain	19,241,359

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,372,584

See notes to financial statements.

10	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	International Tilts Master Portfolio
	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,131,225	$4,508,257
Net realized gain (loss)	1,203,403	(914,470)
Net change in unrealized appreciation (depreciation)	18,037,956	(30,450,447)

Net increase (decrease) in net assets resulting from operations	22,372,584	(26,856,660)

CAPITAL TRANSACTIONS
Proceeds from contributions	10,075,238	63,886,547
Value of withdrawals	(19,742,613)	(53,622,664)

Net increase (decrease) in net assets derived from capital transactions	(9,667,375)	10,263,883

NET ASSETS
Total increase (decrease) in net assets	12,705,209	(16,592,777)
Beginning of period	147,376,677	163,969,454

End of period	$160,081,886	$147,376,677

See notes to financial statements.

FINANCIAL STATEMENTS	11

Financial Highlights

(For a share outstanding throughout each period)

	International Tilts Master Portfolio
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,
			2018		2017	2016	2015	2014

Total Return
Total return	15.36	%(a)	(15.06)%		29.06%	0.00%	2.25%	(3.94)%

Ratios to Average Net Assets
Total expenses	0.47	%(b)	0.46%		0.47%	0.46%	0.45%	0.46%

Total expenses after fees waived and/or reimbursed	0.40	%(b)	0.40%		0.40%	0.40%	0.43%	0.45%

Net investment income	3.96	%(b)	2.68	%(c)	2.81%	2.91%	2.65%	2.84%

Supplemental Data
Net assets, end of period (000)	$160,082		$147,377		$163,969	$187,213	$304,851	$1,249,794

Portfolio turnover rate	57%		130%		106%	98%	107%	120%

(a)	Aggregate total return.
(b)	Annualized.
(c)	The ratio of net investment income to average net assets includes 0.04% resulting from a special dividend.

See notes to financial statements.

12	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. International Tilts Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Master Portfolio’s net assets. Each business day, the Master Portfolio uses a pricing service to assist with the valuation of certain foreign

NOTES TO FINANCIAL STATEMENTS	13

Notes to Financial Statements  (unaudited) (continued)

exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request

14	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Bank of America N.A.	$19,409	$(19,409)	$—
Goldman Sachs & Co.	2,066,960	(2,066,960)	—
HSBC Bank PLC	856,503	(856,503)	—
Jefferies LLC	213,766	(213,766)	—
JP Morgan Securities LLC	165,185	(165,185)	—
Morgan Stanley & Co. LLC	1,568,467	(1,568,467)	—
SG Americas Securities LLC	188,240	(188,240)	—
State Street Bank and Trust Co.	1,387,406	(1,387,406)	—

	$6,465,936	$(6,465,936)	$—

(a)

Cash collateral with a value of $6,913,364 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty, if any, is not shown for financial reporting purposes in the table above.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: MIP, on behalf of the Master Portfolio entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements  (unaudited) (continued)

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Master Portfolio’s net assets:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.40%
$1 Billion — $3 Billion	0.38
$3 Billion — $5 Billion	0.36
$5 Billion — $10 Billion	0.35
Greater than $10 Billion	0.34

The Manager entered into separate sub-advisory agreements with BlackRock Fund Advisors (“BFA”) and BlackRock International Limited (“BIL”), each an affiliate of the Manager. The Manager pays each of BFA and BIL for services it provides for that portion of the Master Portfolio for which it acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Master Portfolio to the Manager.

Administration: MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with the Manager, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). The Manager has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. The Manager is entitled to receive for these administrative services an annual fee of 0.05% based on the average daily net assets of the Master Portfolio.

From time to time, the Manager may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance. The Manager may delegate certain of its administration duties to sub-administrators. For the six months ended June 30, 2019, the Manager waived $39,534.

Expense Waivers and Reimbursements: The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the“independent expenses”) are paid directly by the Master Portfolio. The Manager has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the administration fees paid by the Master Portfolio in an amount equal to the independent expenses through April 30, 2020. For the six months ended June 30, 2019, the amount waived was $17,426.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2019, the amount waived was $526.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Master Portfolio. For the six months ended June 30, 2019, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.

The Manager is entitled to receive an annual administrative fee of 0.05% of the Master Portfolio’s average daily net assets for providing administration services. The Manager has contractually agreed to waive this administration fee through April 30, 2020. This waiver agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a majority of the outstanding voting securities of the Master Portfolio.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Master Portfolio retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2019, the Master Portfolio paid BTC $3,741 for securities lending agent services.

16	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended June 30, 2019, the Master Portfolio did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of MIP are trustees and/or officers of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2019, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Gain (Loss)
$—	$208,804	$(6,351)

7.	PURCHASES AND SALES

For the six months ended June 30, 2019, purchases and sales of investments, excluding short-term securities, were $87,110,024 and $97,562,576, respectively.

8.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2018. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of June 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$154,825,696

Gross unrealized appreciation	$17,529,088
Gross unrealized depreciation	(9,901,449)

Net unrealized appreciation	$7,627,639

9.	BANK BORROWINGS

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2020 unless extended or renewed. Prior to April 18, 2019, Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2019, the Master Portfolio did not borrow under the credit agreement.

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements  (unaudited) (continued)

10.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

Concentration Risk: The Master Portfolio invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Master Portfolio’s investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

The Master Portfolio invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Master Portfolio’s investments.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

18	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of Master Investment Portfolio (the “Master Fund”) met in person on April 17, 2019 (the “April Meeting”) and May 14-15, 2019 (the “May Meeting) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master Fund, on behalf of International Tilts Master Portfolio (the “Master Portfolio”), a series of the Master Fund, and BlackRock Advisors, LLC (the “Manager”), the Master Fund’s investment advisor. The Board also considered the approval of (i) the sub-advisory agreement between the Manager and BlackRock Fund Advisors (“BFA”) with respect to the Master Portfolio (the “BFA Sub-Advisory Agreement”) and (ii) the sub-advisory agreement between the Manager and BlackRock International Limited (“BIL,” and together with BFA, the “Sub-Advisors”) with respect to the Master Portfolio (the “BIL Sub-Advisory Agreement”). The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement, the BFA Sub-Advisory Agreement and the BIL Sub-Advisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Master Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Ad Hoc Topics Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Ad Hoc Topics Committee, which also has one interested Board Member).

The Agreements

Consistent with the requirements of the 1940 Act, the Board considers the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. While the Board also has a fifth one-day meeting to consider specific information surrounding the renewals of the Agreements, the Board’s consideration entails a year-long deliberative process whereby the Board and its committees assess BlackRock’s services to the Fund. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolio by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; accounting, administrative and shareholder services; oversight of Master Portfolio service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of management.

During the year, the Board, acting directly and through its committees, considers information that is relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Master Portfolio and its interest holders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreements.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year, and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analyses of the reasons for any over-performance or under-performance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio for services; (c) the Master Portfolio’s operating expenses and how BlackRock allocates expenses to the Master Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) BlackRock and the Master Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolio; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Independent Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) based on either a Lipper Classification or Morningstar category, regarding the fees and expenses of the Master Portfolio as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Master Portfolio as compared with a peer group of funds (“Performance Peers”) and other metrics, as applicable; (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Master Portfolio; (g) a summary of aggregate amounts paid by the Master Portfolio to BlackRock; (h) sales and redemption

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS	19

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)

data regarding the Master Portfolio’s interests; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Master Portfolio’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio as compared with Performance Peers and other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Master Portfolio; (d) the Master Portfolio’s fees and expenses compared to Expense Peers; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Master Portfolio; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of portfolio holdings of the Master Portfolio. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Master Portfolio. Throughout the year, the Board compared the Master Portfolio’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master Portfolio’s portfolio management team discussing the Master Portfolio’s performance and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Master Portfolio. BlackRock and its affiliates provide the Master Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio. In particular, BlackRock and its affiliates provide the Master Portfolio with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers, including, among others, the Master Portfolio’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Master Portfolio, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Master Portfolio’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the Master Portfolio’s performance as of December 31, 2018. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Master Portfolio as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review, and meet with Master Portfolio management to discuss, the performance of the Master Portfolio throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and the Performance Peer funds (for example, the investment objective(s) and investment strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to affect long-term performance disproportionately.

The Board noted that for the one-year, three-year and five-year periods reported, the Master Portfolio ranked in the second, second, and first quartiles, respectively, against its Performance Peers.

20	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio: The Board, including the Independent Board Members, reviewed the Master Portfolio’s contractual advisory fee rate compared with those of its Expense Peers. The contractual advisory fee rate is shown before taking into account any reimbursements or fee waivers. The Board also compared the Master Portfolio’s total expense ratio, as well as its actual advisory fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio. The Board reviewed BlackRock’s estimated profitability with respect to the Master Portfolio and other funds the Board currently oversees for the year ended December 31, 2018 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the estimated cost of the services provided to the Master Portfolio by BlackRock, and BlackRock’s and its affiliates’ estimated profits relating to the management of the Master Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master Portfolio, to the Master Portfolio. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Master Portfolio in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Master Portfolio’s contractual advisory fee rate ranked in the first quartile, and that the actual advisory fee rate and total expense ratio each ranked in the first quartile, relative to the Master Portfolio’s Expense Peers. The Board also noted that the Master Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Master Portfolio increases above certain contractually specified levels. The Board noted that if the size of the Master Portfolio were to decrease, the Master Portfolio could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Master Portfolio for certain other fees and expenses.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. The Board also considered the extent to which the Master Portfolio benefits from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolio to more fully participate in these economies of scale. The Board considered the Master Portfolio’s asset levels and whether the current fee schedule was appropriate. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Master Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of (i) the Advisory Agreement between the Manager and the Master Fund, on behalf of the Master Portfolio, (ii) the BFA Sub-Advisory Agreement between the Manager and BFA with respect to the Master Portfolio and (iii) the BIL Sub-Advisory Agreement between the Manager and BIL with respect to the Master Portfolio, each for a one-year term ending June 30, 2020. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS	21

Trustee and Officer Information

Mark Stalnecker, Chair of the Board and Trustee

Bruce R. Bond, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Lena G. Goldberg, Trustee

Robert M. Hernandez, Trustee

Henry R. Keizer, Trustee

Cynthia A. Montgomery, Trustee

Donald C. Opatrny, Trustee

Joseph P. Platt, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

John MacKessy, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisers

BlackRock Fund Advisors

San Francisco, CA 94105

BlackRock International Limited

Edinburgh EH3 8BL, United Kingdom

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of MIP

400 Howard Street

San Francisco, CA 94105

22	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information

Availability of Quarterly Schedule of Investments

The Master Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Master Portfolio’s Forms N-PORT and N-Q are available on the SEC’s website at http://www.sec.gov. The Master Portfolio’s Forms N-PORT and N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Master Portfolio uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Master Portfolio voted proxies relating to securities held in the Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

ADDITIONAL INFORMATION	23

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrants’ Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

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(a)(4) – Not Applicable

(b) – Certifications – Attached hereto

4

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III and Master Investment Portfolio

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: September 3, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: September 3, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds III and Master Investment Portfolio

Date: September 3, 2019

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